UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Allocation Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
Alternative Strategy Funds - 17.0%
7,787	The Hartford Alternative Strategies Fund, Class Y		$77,557
5,439	The Hartford Global Real Asset Fund, Class Y		54,336
			131,893
	Total alternative strategy funds
	(cost $132,801)		$131,893

Domestic Equity Funds - 24.0%
1,154	The Hartford Capital Appreciation Fund, Class Y		$53,836
3,955	The Hartford Dividend and Growth Fund, Class Y		98,872
1,043	The Hartford MidCap Value Fund, Class Y		17,181
663	The Hartford Small Company Fund, Class Y		17,252
			187,141
	Total domestic equity funds
	(cost $137,078)		$187,141

International/Global Equity Funds - 23.1%
5,225	The Hartford Emerging Markets Research Fund, Class Y		$42,845
6,021	The Hartford International Opportunities Fund, Class Y		101,698
2,187	The Hartford International Small Company Fund, Class Y		35,017
			179,560
	Total international/global equity funds
	(cost $155,180)		$179,560

Taxable Fixed Income Funds - 36.0%
8,883	The Hartford Inflation Plus Fund, Class Y		$101,172
3,462	The Hartford Strategic Income Fund, Class Y		31,056
5,918	The Hartford Total Return Bond Fund, Class Y		62,260
8,084	The Hartford World Bond Fund, Class Y		85,607
			280,095
	Total taxable fixed income funds
	(cost $290,818)		$280,095

	Total investments in affiliated investment companies
	(cost $715,877)		$778,689

	Total long-term investments
	(cost $715,877)		$778,689

	Total investments
	(cost $715,877) ▲	100.1%	$778,689
	Other assets and liabilities	(0.1)%	(531)
	Total net assets	100.0%	$778,158

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Balanced Allocation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $719,656 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$74,864
Unrealized Depreciation	(15,831)
Net Unrealized Appreciation	$59,033

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$778,689	$778,689	$–	$–
Total	$778,689	$778,689	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Balanced Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.8%
	Automobiles and Components - 0.8%
286	Ford Motor Co.	$4,833

	Banks - 3.9%
108	BB&T Corp.	3,851
102	PNC Financial Services Group, Inc.	7,750
310	Wells Fargo & Co.	13,476
		25,077
	Capital Goods - 5.4%
73	3M Co.	8,584
39	Boeing Co.	4,057
94	Ingersoll-Rand plc	5,739
116	PACCAR, Inc.	6,522
60	Stanley Black & Decker, Inc.	5,085
46	United Technologies Corp.	4,867
		34,854
	Consumer Durables and Apparel - 0.7%
33	Coach, Inc.	1,732
22	PVH Corp.	2,926
		4,658
	Diversified Financials - 6.7%
37	Ameriprise Financial, Inc.	3,266
23	BlackRock, Inc.	6,457
166	Citigroup, Inc.	8,676
31	Goldman Sachs Group, Inc.	5,003
166	Invesco Ltd.	5,353
249	JP Morgan Chase & Co.	13,888
		42,643
	Energy - 7.3%
70	Anadarko Petroleum Corp.	6,214
97	BP plc ADR	4,015
55	Chevron Corp.	6,899
18	EOG Resources, Inc.	2,619
98	Exxon Mobil Corp.	9,215
107	Halliburton Co.	4,831
56	Noble Corp.	2,120
48	Occidental Petroleum Corp.	4,310
70	Southwestern Energy Co. ●	2,700
164	Statoilhydro ASA ADR	3,530
		46,453
	Food and Staples Retailing - 1.1%
110	CVS Caremark Corp.	6,770

	Food, Beverage and Tobacco - 3.3%
8	Diageo plc ADR	953
87	General Mills, Inc.	4,498
36	Kraft Foods Group, Inc.	2,048
54	PepsiCo, Inc.	4,486
47	Philip Morris International, Inc.	4,147
120	Unilever N.V. NY Shares ADR	4,817
		20,949
	Health Care Equipment and Services - 2.7%
75	Baxter International, Inc.	5,478
93	Covidien plc	5,707
87	UnitedHealth Group, Inc.	6,360
		17,545
	Insurance - 2.4%
108	American International Group, Inc. ●	4,897
163	Marsh & McLennan Cos., Inc.	6,842
111	Unum Group	3,498
		15,237
	Materials - 1.8%
120	Dow Chemical Co.	4,212
99	International Paper Co.	4,763
61	Nucor Corp.	2,830
		11,805
	Media - 2.8%
58	CBS Corp. Class B	3,038
118	Comcast Corp. Class A	5,315
113	Thomson Reuters Corp.	3,842
88	Walt Disney Co.	5,683
		17,878
	Pharmaceuticals, Biotechnology and Life Sciences - 9.3%
92	Agilent Technologies, Inc.	4,102
44	Amgen, Inc.	4,786
39	Celgene Corp. ●	5,772
206	Daiichi Sankyo Co., Ltd.	3,344
61	Gilead Sciences, Inc. ●	3,736
28	Johnson & Johnson	2,609
226	Merck & Co., Inc.	10,867
176	Pfizer, Inc.	5,157
27	Roche Holding AG	6,760
90	UCB S.A.	5,206
67	Vertex Pharmaceuticals, Inc. ●	5,382
56	Zoetis, Inc.	1,658
		59,379
	Retailing - 4.0%
2,007	Allstar Co. ⌂●†	4,138
10	AutoZone, Inc. ●	4,306
2,225	Buck Holdings L.P. ⌂●†	151
71	Kohl's Corp.	3,751
205	Lowe's Co., Inc.	9,148
68	Nordstrom, Inc.	4,152
		25,646
	Semiconductors and Semiconductor Equipment - 3.3%
116	Analog Devices, Inc.	5,711
229	Intel Corp.	5,338
163	Maxim Integrated Products, Inc.	4,653
114	Xilinx, Inc.	5,304
		21,006
	Software and Services - 5.6%
64	Accenture plc	4,746
67	Automatic Data Processing, Inc.	4,794
96	eBay, Inc. ●	4,967
10	Google, Inc. ●	8,876
271	Microsoft Corp.	8,623
154	Symantec Corp.	4,102
		36,108
	Technology Hardware and Equipment - 5.4%
27	Apple, Inc.	12,217
492	Cisco Systems, Inc.	12,563
284	EMC Corp.	7,429
38	Qualcomm, Inc.	2,453
		34,662

1

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.8% - (continued)
	Telecommunication Services - 0.4%
81	Vodafone Group plc ADR	$2,438

	Transportation - 0.7%
44	FedEx Corp.	4,622

	Utilities - 1.2%
91	NextEra Energy, Inc.	7,847

	Total common stocks
	(cost $313,692)	$440,410

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.1%
	Ally Master Owner Trust
$900	1.54%, 09/15/2019	$886

	Wireless Telecommunication Services - 0.1%
	SBA Tower Trust
370	4.25%, 04/15/2015 ■Δ	382

	Total asset & commercial mortgage backed securities
	(cost $1,270)	$1,268

CORPORATE BONDS - 9.0%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$662	5.98%, 04/19/2022	$717
	Southwest Airlines Co.
400	5.75%, 12/15/2016	443
552	6.15%, 08/01/2022	640
		1,800
	Arts, Entertainment and Recreation - 0.8%
	CBS Corp.
1,270	3.38%, 03/01/2022	1,225
30	4.30%, 02/15/2021	31
105	5.75%, 04/15/2020	119
	Comcast Corp.
200	4.50%, 01/15/2043	190
310	4.65%, 07/15/2042	297
1,000	5.90%, 03/15/2016	1,125
	DirecTV Holdings LLC
665	6.38%, 03/01/2041	686
	Discovery Communications, Inc.
55	3.25%, 04/01/2023	52
65	4.88%, 04/01/2043	62
45	4.95%, 05/15/2042	43
	News America, Inc.
220	4.50%, 02/15/2021	236
	Time Warner Cable, Inc.
780	5.85%, 05/01/2017	852
	Viacom, Inc.
145	3.88%, 12/15/2021	145
215	4.88%, 06/15/2043	201
		5,264
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
350	4.50%, 05/02/2043	311
520	4.75%, 05/05/2021	559
	Anheuser-Busch InBev Worldwide, Inc.
610	7.75%, 01/15/2019	773
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	557
	Diageo Capital plc
370	2.63%, 04/29/2023	345
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
180	3.50%, 05/01/2022	178
85	5.00%, 05/01/2042	85
		2,820
	Computer and Electronic Product Manufacturing - 0.1%
	Apple, Inc.
375	2.40%, 05/03/2023	344
135	3.85%, 05/04/2043	117
		461
	Couriers and Messengers - 0.0%
	FedEx Corp.
50	2.63%, 08/01/2022	46
80	2.70%, 04/15/2023	74
		120
	Finance and Insurance - 4.5%
	ACE INA Holdings, Inc.
125	5.88%, 06/15/2014	130
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,380
	Bank of America Corp.
1,000	5.00%, 05/13/2021	1,075
1,200	5.42%, 03/15/2017	1,297
	Barclays Bank plc
350	2.38%, 01/13/2014	353
	BP Capital Markets plc
575	4.75%, 03/10/2019	640
	Brandywine Operating Partnership L.P.
350	5.70%, 05/01/2017	385
	Capital One Financial Corp.
445	2.15%, 03/23/2015	453
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	633
	Citigroup, Inc.
800	5.85%, 08/02/2016	893
300	6.13%, 05/15/2018	345
300	6.88%, 03/05/2038	368
105	8.13%, 07/15/2039	144
	Credit Agricole S.A.
715	3.50%, 04/13/2015 ■	739
	Discover Financial Services, Inc.
645	6.45%, 06/12/2017	735
	Eaton Vance Corp.
99	6.50%, 10/02/2017	114
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	914
	Ford Motor Credit Co. LLC
585	3.00%, 06/12/2017	593

2

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.0% - (continued)
	Finance and Insurance - 4.5% - (continued)
	General Electric Capital Corp.
$800	4.38%, 09/16/2020	$851
925	5.88%, 01/14/2038	1,014
	Goldman Sachs Group, Inc.
275	3.63%, 01/22/2023	263
250	3.70%, 08/01/2015	261
1,200	5.63%, 01/15/2017	1,310
470	6.25%, 02/01/2041	535
	HCP, Inc.
335	6.00%, 01/30/2017	378
	HSBC Holdings plc
450	6.10%, 01/14/2042	541
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	944
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,470
	JP Morgan Chase & Co.
375	3.25%, 09/23/2022	357
475	3.70%, 01/20/2015	494
1,045	5.13%, 09/15/2014	1,092
230	5.40%, 01/06/2042	250
100	6.30%, 04/23/2019	118
	Loews Corp.
165	2.63%, 05/15/2023	152
	Merrill Lynch & Co., Inc.
300	6.40%, 08/28/2017	343
	Morgan Stanley
550	5.75%, 01/25/2021	612
	National City Corp.
125	6.88%, 05/15/2019	150
	Nissan Motor Acceptance Corp.
700	1.80%, 03/15/2018 ■	683
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	342
	PNC Funding Corp.
625	5.40%, 06/10/2014	651
	Prudential Financial, Inc.
300	4.50%, 11/15/2020	324
	Rabobank Netherlands
750	3.20%, 03/11/2015 ■	778
	Republic New York Capital I
250	7.75%, 11/15/2026	251
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,174
	Svenska Handelsbanken AB
550	4.88%, 06/10/2014 ■	570
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,507
100	5.75%, 06/15/2017	115
	WEA Finance LLC
250	7.13%, 04/15/2018 ■	300
	Wellpoint, Inc.
81	3.30%, 01/15/2023	77
		29,098
	Food Manufacturing - 0.3%
	ConAgra Foods, Inc.
50	1.90%, 01/25/2018	50
45	3.20%, 01/25/2023	43
	Kellogg Co.
725	4.00%, 12/15/2020	769
	Kraft Foods Group, Inc.
145	2.25%, 06/05/2017	147
90	3.50%, 06/06/2022	90
155	5.00%, 06/04/2042	157
	Mondelez International, Inc.
700	4.13%, 02/09/2016	749
		2,005
	Health Care and Social Assistance - 0.3%
	Amgen, Inc.
600	5.15%, 11/15/2041	595
	GlaxoSmithKline Capital, Inc.
460	2.80%, 03/18/2023	437
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	59
115	4.88%, 04/01/2042	114
	McKesson Corp.
25	2.85%, 03/15/2023	24
	Merck & Co., Inc.
315	2.80%, 05/18/2023	300
125	4.15%, 05/18/2043	118
		1,647
	Information - 0.3%
	AT&T, Inc.
175	6.55%, 02/15/2039	204
	BellSouth Telecommunications, Inc.
250	7.00%, 12/01/2095	269
	Cox Communications, Inc.
255	4.50%, 06/30/2043 ■	213
45	4.70%, 12/15/2042 ■	39
	France Telecom S.A.
250	4.13%, 09/14/2021	255
	Verizon Communications, Inc.
490	3.50%, 11/01/2021	490
130	4.75%, 11/01/2041	122
		1,592
	Mining - 0.1%
	Barrick Gold Corp.
100	4.10%, 05/01/2023 ■	85
	Rio Tinto Finance USA Ltd.
100	1.38%, 06/17/2016	100
300	2.25%, 12/14/2018	293
		478
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
65	3.10%, 06/01/2022	65

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,033

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,346
	Gazprom Neft OAO via GPN Capital S.A.
200	4.38%, 09/19/2022 ■	185
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	92

3

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.0% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	Shell International Finance B.V.
$1,200	4.38%, 03/25/2020	$1,325
		2,948
	Pharmaceuticals - 0.0%
	Zoetis, Inc.
30	3.25%, 02/01/2023 ■	29
35	4.70%, 02/01/2043 ■	33
		62
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,188

	Real Estate, Rental and Leasing - 0.1%
	ERAC USA Finance Co.
180	2.25%, 01/10/2014 ■	181
70	2.75%, 03/15/2017 ■	71
410	4.50%, 08/16/2021 ■	426
250	5.63%, 03/15/2042 ■	255
		933
	Retail Trade - 0.2%
	Amazon.com, Inc.
285	2.50%, 11/29/2022	262
	AutoZone, Inc.
200	3.13%, 07/15/2023	186
355	3.70%, 04/15/2022	349
	Lowe's Cos., Inc.
600	4.63%, 04/15/2020	657
		1,454
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
1,611	9.36%, 01/01/2021	2,056

	Transportation Equipment Manufacturing - 0.0%
	Kansas City Southern de Mexico S.A. de C.V.
35	2.35%, 05/15/2020 ■	34

	Utilities - 0.4%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	739
	Indianapolis Power and Light
750	6.60%, 06/01/2037 ■	900
	Southern California Edison Co.
750	5.55%, 01/15/2037	865
		2,504
	Wholesale Trade - 0.0%
	Heineken N.V.
245	2.75%, 04/01/2023 ■	224
10	4.00%, 10/01/2042 ■	9
		233
	Total corporate bonds
	(cost $54,302)	$57,795

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.2%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$335

	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	149
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	886
		1,370
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
370	6.58%, 05/15/2049	432

	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	410

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
515	2.61%, 03/15/2014	522

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
425	6.00%, 12/01/2044	502

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
575	6.26%, 04/01/2049	701
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	403
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	284
	New York & New Jersey PA,
185	5.86%, 12/01/2024	210
115	6.04%, 12/01/2029	134
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	775
		2,507
	Total municipal bonds
	(cost $5,042)	$5,743

U.S. GOVERNMENT AGENCIES - 1.2%
	FHLMC - 0.3%
$82	4.00%, 03/01/2041	$85
750	5.00%, 09/01/2035 - 06/01/2041	808
573	5.50%, 07/01/2036 - 01/01/2040	621
		1,514
	FNMA - 0.5%
1,700	3.00%, 08/15/2028 ☼	1,749
1,500	3.50%, 08/15/2041 ☼	1,512
		3,261
	GNMA - 0.4%
552	6.00%, 11/20/2023 - 09/15/2034	611
780	6.50%, 04/15/2026 - 02/15/2035	872
795	7.00%, 11/15/2031 - 11/15/2033	925

4

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	GNMA - 0.4% - (continued)
$151	8.00%, 12/15/2029 - 02/15/2031		$167
			2,575
	Total U.S. government agencies
	(cost $7,041)		$7,350

U.S. GOVERNMENT SECURITIES - 16.2%
Other Direct Federal Obligations - 1.6%
	FFC - 1.6%
$3,676	4.40%, 12/06/2013 - 12/27/2013 ○		$3,668
5,000	9.80%, 04/06/2018		6,818
			10,486
U.S. Treasury Securities - 14.6%
	U.S. Treasury Bonds - 2.0%
865	2.75%, 11/15/2042		725
1,650	2.88%, 05/15/2043		1,420
4,998	3.13%, 02/15/2043		4,538
5,000	6.00%, 02/15/2026 ╦‡		6,624
			13,307
	U.S. Treasury Notes - 12.6%
17,920	0.13%, 12/31/2014 - 04/30/2015		17,882
11,265	0.25%, 08/31/2014 - 05/31/2015		11,274
7,600	0.38%, 06/30/2015		7,611
1,500	0.63%, 05/31/2017		1,480
534	0.88%, 01/31/2017		535
9,300	1.00%, 09/30/2016 - 05/31/2018		9,291
11,600	1.25%, 10/31/2015		11,827
5,000	1.50%, 06/30/2016		5,131
1,550	1.75%, 05/15/2023		1,437
4,775	3.50%, 05/15/2020		5,262
1,950	3.88%, 05/15/2018 ‡		2,184
5,200	4.50%, 05/15/2017		5,886
			79,800
			93,107
	Total U.S. government securities
	(cost $100,020)		$103,593

	Total long-term investments
	(cost $481,367)		$616,159

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,476, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $1,505)
$1,476	0.07%, 7/31/2013		$1,476
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $3,475,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$3,545)
3,475	0.07%, 7/31/2013		3,475
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,251, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,276)
1,251	0.09%, 7/31/2013		1,251
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,855, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $2,913)
2,855	0.07%, 7/31/2013		2,855
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,506, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $4,596)
4,506	0.06%, 7/31/2013		4,506
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $1,077, collateralized by
FHLMC 3.50% - 4.50%, 2026 - 2041,
FNMA 3.50% - 4.00%, 2040 - 2043, value
	of $1,098)
1,077	0.10%, 7/31/2013		1,077
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,222, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $2,267)
2,222	0.06%, 7/31/2013		2,222
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,178, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $4,261)
4,178	0.07%, 7/31/2013		4,178
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $10, collateralized by U.S. Treasury Note 2.38%, 2014, value of $10)
10	0.05%, 7/31/2013		10
			21,050
	Total short-term investments
	(cost $21,050)		$21,050

	Total investments
	(cost $502,417) ▲	99 .6%	$637,209
	Other assets and liabilities	0 .4%	2,602
	Total net assets	100 .0%	$639,811

5

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $503,418 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$142,198
Unrealized Depreciation	(8,407)
Net Unrealized Appreciation	$133,791

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $4,289, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $11,207, which represents 1.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,263 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	$1,186
06/2007	2,225	Buck Holdings L.P.	160

At July 31, 2013, the aggregate value of these securities was $4,289, which represents 0.7% of total net assets.

6

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CMBX.NA.AAA.6	DEUT	$355	0.50%	05/11/63	$(18)	$(15)	$3
CMBX.NA.AAA.6	MSC	230	0.50%	05/11/63	(10)	(9)	1
Total					$(28)	$(24)	$4

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Securities Sold Short Outstanding at July 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.00%	$400	08/15/2039	$429	$(3)

At July 31, 2013, the aggregate value of these securities represents 0.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

7

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,268	$–	$1,268	$–
Common Stocks ‡	440,410	420,811	15,310	4,289
Corporate Bonds	57,795	–	56,438	1,357
Municipal Bonds	5,743	–	5,743	–
U.S. Government Agencies	7,350	–	7,350	–
U.S. Government Securities	103,593	2,857	100,736	–
Short-Term Investments	21,050	–	21,050	–
Total	$637,209	$423,668	$207,895	$5,646
Credit Default Swaps *	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Securities Sold Short	$429	$–	$429	$–
Total	$429	$–	$429	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $4,127 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$5,658	$2,011	$(178	)*	$—	$—	$(3,202)	$—	$—	$4,289
Corporate Bonds	1,396	—	(13	)†	—	—	(26)	—	—	1,357
Total	$7,054	$2,011	$(191)		$—	$—	$(3,228)	$—	$—	$5,646

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(178).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(13).

8

The Hartford Balanced Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0 .3%
Aa / AA	1.5
A	4.0
Baa / BBB	4.1
Ba / BB	0.2
U.S. Government Agencies and Securities	17.4
Non-Debt Securities and Other Short-Term Instruments	72.1
Other Assets & Liabilities	0.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 46.3%
	Banks - 4.5%
586	BB&T Corp.	$20,909
464	M&T Bank Corp.	54,263
551	US Bancorp	20,574
1,513	Wells Fargo & Co.	65,798
		161,544
	Capital Goods - 5.6%
302	3M Co.	35,489
606	Eaton Corp. plc	41,797
1,547	General Electric Co.	37,695
213	Illinois Tool Works, Inc.	15,380
98	Lockheed Martin Corp.	11,827
254	Schneider Electric S.A.	20,203
200	Stanley Black & Decker, Inc.	16,898
239	United Technologies Corp.	25,179
		204,468
	Commercial and Professional Services - 0.4%
316	Waste Management, Inc.	13,262

	Consumer Durables and Apparel - 0.5%
426	Mattel, Inc.	17,885

	Consumer Services - 0.4%
159	McDonald's Corp.	15,629

	Diversified Financials - 3.3%
183	Ameriprise Financial, Inc.	16,326
156	BlackRock, Inc.	43,918
1,042	JP Morgan Chase & Co.	58,076
		118,320
	Energy - 5.9%
319	BP plc ADR	13,232
554	Chevron Corp.	69,744
355	ConocoPhillips Holding Co.	23,020
446	Exxon Mobil Corp.	41,781
1,405	Royal Dutch Shell plc Class B	49,710
561	Suncor Energy, Inc.	17,746
		215,233
	Food and Staples Retailing - 0.5%
573	Sysco Corp.	19,787

	Food, Beverage and Tobacco - 3.7%
395	Altria Group, Inc.	13,861
104	British American Tobacco plc	5,568
158	General Mills, Inc.	8,220
350	Imperial Tobacco Group plc	11,746
575	Kraft Foods Group, Inc.	32,535
124	PepsiCo, Inc.	10,362
338	Philip Morris International, Inc.	30,149
505	Unilever N.V. NY Shares ADR	20,223
		132,664
	Health Care Equipment and Services - 0.4%
188	Baxter International, Inc.	13,699

	Household and Personal Products - 0.6%
73	Kimberly-Clark Corp.	7,248
197	Procter & Gamble Co.	15,818
		23,066
	Insurance - 2.1%
176	ACE Ltd.	16,078
1,471	Marsh & McLennan Cos., Inc.	61,594
		77,672
	Materials - 1.9%
533	Dow Chemical Co.	18,691
274	E.I. DuPont de Nemours & Co.	15,816
384	International Paper Co.	18,533
311	Nucor Corp.	14,537
		67,577
	Media - 1.3%
412	Thomson Reuters Corp.	14,015
113	Time Warner Cable, Inc.	12,939
1,051	WPP plc	18,968
		45,922
	Pharmaceuticals, Biotechnology and Life Sciences - 6.0%
314	AstraZeneca plc ADR	15,941
856	Johnson & Johnson	80,010
1,226	Merck & Co., Inc.	59,071
1,034	Pfizer, Inc.	30,225
135	Roche Holding AG ☼	33,178
		218,425
	Semiconductors and Semiconductor Equipment - 2.7%
750	Analog Devices, Inc.	37,009
1,314	Intel Corp.	30,616
344	Linear Technology Corp.	13,954
209	Maxim Integrated Products, Inc.	5,970
246	Texas Instruments, Inc.	9,655
		97,204
	Software and Services - 1.4%
1,652	Microsoft Corp.	52,586

	Technology Hardware and Equipment - 0.8%
1,092	Cisco Systems, Inc.	27,892

	Telecommunication Services - 1.2%
538	AT&T, Inc.	18,960
304	Verizon Communications, Inc.	15,046
308	Vodafone Group plc ADR	9,230
		43,236
	Transportation - 0.5%
222	United Parcel Service, Inc. Class B	19,297

	Utilities - 2.6%
68	Dominion Resources, Inc.	4,059
2,142	National Grid plc	25,596
177	NextEra Energy, Inc.	15,323
234	Northeast Utilities	10,378
65	PG&E Corp.	2,978
456	UGI Corp.	19,149
572	Xcel Energy, Inc.	17,117
		94,600
	Total common stocks
	(cost $1,395,300)	$1,679,968

1

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
23	Citigroup Capital XIII	$619
77	GMAC Capital Trust I ۞	2,053
		2,672
	Insurance - 0.0%
45	Allstate (The) Corp.	1,141

	Telecommunication Services - 0.0%
7	Intelsat S.A., 5.75% ۞	422

	Total preferred stocks
	(cost $4,142)	$4,235

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
	Finance and Insurance - 1.3%
	American Home Mortgage Assets
$368	1.11%, 10/25/2046 Δ	$257
	Banc of America Funding Corp.
1,212	0.49%, 05/20/2047 Δ	978
1,349	5.77%, 05/25/2037	1,170
315	5.85%, 01/25/2037	242
	BCAP LLC Trust
625	0.36%, 01/25/2037 Δ	430
	Bear Stearns Adjustable Rate Mortgage Trust
1,165	2.32%, 08/25/2035 Δ	1,156
344	2.47%, 10/25/2035 Δ	325
	Bear Stearns Alt-A Trust
440	0.57%, 05/25/2036 Δ	264
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	503
550	5.54%, 09/11/2041 - 10/12/2041	609
	Cabela's Master Credit Card Trust
3,600	2.71%, 02/17/2026 ■	3,396
	Citigroup Commercial Mortgage Trust, Inc.
1,278	0.54%, 03/25/2037 Δ	646
	Commercial Mortgage Pass-Through Certificates
815	4.40%, 07/10/2045 ■	657
1,000	4.48%, 12/10/2045 ■Δ	705
1,100	4.73%, 10/15/2045 ■Δ	933
1,130	4.93%, 11/15/2045 ■Δ	975
100	5.94%, 06/10/2046 Δ	110
	Commercial Mortgage Trust
1,000	4.40%, 07/10/2045 ■	682
380	4.48%, 12/10/2045 ■Δ	319
	Countrywide Alternative Loan Trust
318	0.51%, 11/25/2035 Δ	226
	Countrywide Home Loans, Inc.
360	2.99%, 04/20/2036 Δ	240
897	3.08%, 09/25/2047 Δ	723
812	5.12%, 11/20/2035 Δ	675
	CS First Boston Mortgage Securities Corp.
732	5.50%, 06/25/2035	704
	Deutsche Alt-A Securities, Inc. Mortgage
796	0.34%, 03/25/2037 Δ	448
	Fieldstone Mortgage Investment Corp.
444	0.53%, 04/25/2047 Δ	264
	First Franklin Mortgage Loan Trust
1,602	0.43%, 04/25/2036 Δ	911
	First Horizon Alternative Mortgage Securities
790	2.33%, 04/25/2036 Δ	613
2,205	2.34%, 09/25/2035 Δ	1,873
	First Investors Automotive Owner Trust
3,250	1.23%, 03/15/2019 ■	3,239
	Fremont Home Loan Trust
1,614	0.34%, 10/25/2036 Δ	755
	GMAC Mortgage Corp. Loan Trust
281	3.90%, 04/19/2036 Δ	233
	Goldman Sachs Mortgage Securities Trust
855	5.02%, 11/10/2045 ■Δ	747
	GSAA Home Equity Trust
307	0.26%, 03/25/2047 Δ	190
2,318	0.27%, 02/25/2037 Δ	1,104
346	0.28%, 12/25/2036 Δ	171
1,130	0.29%, 03/25/2037 Δ	553
242	0.42%, 04/25/2047 Δ	137
1,667	5.98%, 06/25/2036	922
	GSAMP Trust
210	0.29%, 12/25/2046 Δ	107
630	0.39%, 11/25/2036 Δ	328
	GSR Mortgage Loan Trust
396	0.69%, 11/25/2035 Δ	293
1,509	2.80%, 01/25/2036 Δ	1,236
	Harborview Mortgage Loan Trust
484	0.38%, 01/19/2038 Δ	379
746	0.41%, 05/19/2047 Δ	342
534	0.52%, 09/19/2035 Δ	382
	Impac Secured Assets Trust
1,319	0.39%, 11/25/2036 Δ	744
	IndyMac Index Mortgage Loan Trust
1,225	0.40%, 04/25/2046 Δ	916
744	0.47%, 07/25/2035 Δ	587
265	0.48%, 01/25/2036 Δ	161
820	0.59%, 07/25/2046 Δ	319
413	2.47%, 01/25/2036 Δ	371
570	2.49%, 08/25/2035 Δ	423
93	2.89%, 12/25/2036 Δ	78
599	2.92%, 09/25/2036 Δ	469
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,248	4.83%, 10/15/2045 ■Δ	1,082
264	5.47%, 04/15/2043 Δ	288
850	5.49%, 08/15/2046 ■Δ	796
	JP Morgan Mortgage Trust
1,384	2.80%, 05/25/2036 Δ	1,205
399	2.85%, 04/25/2037 Δ	324
	Lehman XS Trust
416	0.40%, 07/25/2046 Δ	300
	Merrill Lynch Mortgage Investors Trust
452	2.73%, 07/25/2035 Δ	349
100	5.05%, 07/12/2038	107

2

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
	Finance and Insurance - 1.3% - (continued)
	Morgan Stanley Capital I
$96	5.23%, 09/15/2042	$102
	Morgan Stanley Mortgage Loan Trust
3,640	0.36%, 05/25/2036 - 11/25/2036 Δ	1,695
	Residential Accredit Loans, Inc.
467	3.04%, 11/25/2037 Δ	228
	Residential Asset Securitization Trust
563	0.64%, 03/25/2035 Δ	429
	RFMSI Trust
462	3.22%, 04/25/2037 Δ	386
	Securitized Asset Backed Receivables LLC
1,109	0.28%, 07/25/2036 Δ	489
	Sequoia Mortgage Trust
423	2.54%, 07/20/2037 Δ	336
	Structured Adjustable Rate Mortgage Loan Trust
604	0.34%, 02/25/2037 Δ	409
891	0.49%, 09/25/2034 Δ	752
	Structured Asset Mortgage Investments Trust
242	0.41%, 05/25/2046 Δ	122
422	0.47%, 02/25/2036 Δ	308
	Wells Fargo Commercial Mortgage Trust
360	4.94%, 10/15/2045 ■Δ	313
	Wells Fargo Mortgage Backed Securities Trust
376	5.16%, 10/25/2035 Δ	365
	WF-RBS Commercial Mortgage Trust
745	4.61%, 12/15/2045 ■Δ	565
1,000	4.96%, 11/15/2045 ■Δ	867
		48,037

	Real Estate, Rental and Leasing - 0.1%
	ARI Fleet Lease Trust
3,370	0.49%, 01/15/2021 ■Δ	3,364

	Wireless Telecommunication Services - 0.1%
	SBA Tower Trust
1,050	2.93%, 12/15/2017 ■	1,061
205	4.25%, 04/15/2015 ■Δ	212
		1,273

	Total asset & commercial mortgage backed securities
	(cost $52,112)	$52,674

CORPORATE BONDS - 41.2%
	Accommodation and Food Services - 0.1%
	Caesars Entertainment Operating Co., Inc.
$500	8.50%, 02/15/2020	$465
	Caesars Operating Escrow
435	9.00%, 02/15/2020 ■	407
	Choice Hotels International, Inc.
351	5.70%, 08/28/2020	370
960	5.75%, 07/01/2022	1,008
	Harrah's Operating Co., Inc.
290	11.25%, 06/01/2017	301
	Wynn Las Vegas LLC
130	5.38%, 03/15/2022	133
250	7.75%, 08/15/2020	281
260	7.88%, 05/01/2020	290
		3,255
	Administrative Waste Management and Remediation - 0.3%
	Casella Waste Systems, Inc.
625	7.75%, 02/15/2019	606
	Clean Harbors, Inc.
120	5.13%, 06/01/2021	122
150	5.25%, 08/01/2020	154
	Equinix, Inc.
45	4.88%, 04/01/2020	45
260	5.38%, 04/01/2023	258
570	7.00%, 07/15/2021	624
	Iron Mountain, Inc.
785	7.75%, 10/01/2019	869
525	8.38%, 08/15/2021	569
	Republic Services, Inc.
2,850	3.55%, 06/01/2022	2,777
595	3.80%, 05/15/2018	632
	Waste Management, Inc.
1,800	2.60%, 09/01/2016	1,864
250	6.38%, 03/11/2015	271
300	7.38%, 05/15/2029	370
		9,161
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
110	7.38%, 03/15/2032	132

	Air Transportation - 0.1%
	Continental Airlines, Inc.
1,760	4.00%, 10/29/2024	1,751
18	5.98%, 04/19/2022	19
37	6.90%, 04/19/2022	39
		1,809
	Arts, Entertainment and Recreation - 2.5%
	AMC Entertainment, Inc.
1,100	8.75%, 06/01/2019	1,191
1,221	9.75%, 12/01/2020	1,392
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	405
	Carlson Wagonlit B.V.
500	6.88%, 06/15/2019 ■	518
	CBS Corp.
920	3.38%, 03/01/2022	888
150	5.50%, 05/15/2033	150
1,000	5.75%, 04/15/2020	1,130
1,250	8.88%, 05/15/2019	1,620
	CCO Holdings LLC
1,185	5.25%, 09/30/2022	1,105
720	5.75%, 01/15/2024	673
45	6.50%, 04/30/2021	46
500	6.63%, 01/31/2022	511
309	7.25%, 10/30/2017	328
575	7.38%, 06/01/2020	620
215	8.13%, 04/30/2020	234

3

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
		Arts, Entertainment and Recreation - 2.5% - (continued)
		Cedar Fair L.P.
	$425	5.25%, 03/15/2021 ■	$415
		Cinemark USA, Inc.
	380	4.88%, 06/01/2023 ■	359
	90	5.13%, 12/15/2022	87
		Citycenter Holdings LLC
	365	7.63%, 01/15/2016	387
		Comcast Corp.
	4,975	4.25%, 01/15/2033	4,793
	1,000	5.65%, 06/15/2035	1,104
	900	5.70%, 05/15/2018 - 07/01/2019	1,054
	1,000	5.90%, 03/15/2016	1,125
	1,250	6.40%, 05/15/2038	1,490
	1,980	6.45%, 03/15/2037	2,364
	1,500	6.95%, 08/15/2037	1,893
	510	7.05%, 03/15/2033	639
		DirecTV Holdings LLC
	3,500	3.13%, 02/15/2016	3,636
	200	3.55%, 03/15/2015	208
	4,750	3.80%, 03/15/2022	4,566
	305	4.60%, 02/15/2021	315
	325	5.00%, 03/01/2021	342
	146	5.20%, 03/15/2020	157
	175	6.00%, 08/15/2040	173
	400	6.38%, 03/01/2041	413
		Emdeon, Inc.
	791	11.00%, 12/31/2019	904
		Fidelity National Information Services, Inc.
	280	5.00%, 03/15/2022	286
		Gray Television, Inc.
	2,565	7.50%, 10/01/2020	2,700
		Great Canadian Gaming Co.
CAD	190	6.63%, 07/25/2022 ■	190
		Greektown Superholdings, Inc.
	510	13.00%, 07/01/2015	537
		Grupo Televisa S.A.
	95	6.63%, 01/15/2040	103
		Isle of Capri Casinos, Inc.
	120	7.75%, 03/15/2019	126
	290	8.88%, 06/15/2020	304
		NBC Universal Enterprise
	1,540	1.66%, 04/15/2018 ■	1,519
	2,745	1.97%, 04/15/2019 ■	2,680
	600	5.25%, 12/19/2049 ■	594
		NBC Universal Media LLC
	1,900	2.88%, 01/15/2023	1,806
	770	3.65%, 04/30/2015	808
	1,350	5.95%, 04/01/2041	1,538
		NCR Corp.
	430	4.63%, 02/15/2021	418
		Net Servicos De Comnicacao S.A.
	323	7.50%, 01/27/2020	353
		News America Holdings, Inc.
	75	7.75%, 12/01/2045	95
	100	8.88%, 04/26/2023	131
		News America, Inc.
	4,925	3.00%, 09/15/2022	4,645
	850	6.15%, 02/15/2041	960
	285	6.40%, 12/15/2035	323
	2,450	6.90%, 03/01/2019	2,969
		Regal Cinemas Corp.
	645	8.63%, 07/15/2019	700
		Regal Entertainment Group
	138	5.75%, 02/01/2025	133
	70	9.13%, 08/15/2018	77
		Sinclair Television Group, Inc.
	260	9.25%, 11/01/2017 ■	276
		Sirius XM Radio, Inc.
	120	4.25%, 05/15/2020 ■	112
	335	4.63%, 05/15/2023 ■	308
	985	5.25%, 08/15/2022 ■	953
		Time Warner Cable, Inc.
	950	4.00%, 09/01/2021	903
	1,040	4.50%, 09/15/2042	802
	2,000	5.00%, 02/01/2020	2,034
	2,150	5.88%, 11/15/2040	1,911
	2,000	6.55%, 05/01/2037	1,911
	625	6.75%, 06/15/2039	605
	970	8.25%, 04/01/2019	1,129
		Time Warner Entertainment Co., L.P.
	30	8.38%, 03/15/2023	35
		Time Warner, Inc.
	360	3.40%, 06/15/2022	352
	600	4.00%, 01/15/2022	614
	2,275	4.88%, 03/15/2020	2,480
	1,500	5.88%, 11/15/2016	1,712
	1,985	6.10%, 07/15/2040	2,213
	350	6.50%, 11/15/2036	405
	75	6.63%, 05/15/2029	87
	4,000	6.75%, 07/01/2018	4,472
	1,010	7.63%, 04/15/2031	1,300
		Univision Communications, Inc.
	1,060	6.75%, 09/15/2022 ■	1,139
		Viacom, Inc.
	305	1.25%, 02/27/2015	306
	2,599	4.38%, 09/15/2014 - 03/15/2043	2,315
	500	4.50%, 03/01/2021	532
	340	6.13%, 10/05/2017	392
		Videotron Ltee
	245	5.00%, 07/15/2022	242
		Virgin Media Secured Finance plc
	500	5.25%, 01/15/2021	510
	100	6.50%, 01/15/2018	104
			91,384
		Beverage and Tobacco Product Manufacturing - 1.1%
		Altria Group, Inc.
	3,800	2.85%, 08/09/2022	3,507
	550	8.50%, 11/10/2013	561
	115	9.25%, 08/06/2019	153
	451	9.70%, 11/10/2018	604
	185	10.20%, 02/06/2039	285

4

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Beverage and Tobacco Product Manufacturing - 1.1% - (continued)
	Anheuser-Busch InBev Worldwide, Inc.
$3,270	1.38%, 07/15/2017	$3,243
3,815	5.38%, 11/15/2014 - 01/15/2020	4,350
100	8.00%, 11/15/2039	145
500	8.20%, 01/15/2039	743
	Constellation Brands, Inc.
190	4.25%, 05/01/2023	179
585	6.00%, 05/01/2022	632
	Diageo Capital plc
1,850	1.13%, 04/29/2018	1,789
180	5.75%, 10/23/2017	208
	International CCE, Inc.
500	3.50%, 09/15/2020	501
	Japan Tobacco, Inc.
1,335	2.10%, 07/23/2018 ■	1,335
	Lorillard Tobacco Co.
1,210	8.13%, 06/23/2019	1,477
	Molson Coors Brewing Co.
476	2.00%, 05/01/2017	478
110	3.50%, 05/01/2022	109
3,810	5.00%, 05/01/2042	3,818
	PepsiCo, Inc.
4,690	2.25%, 01/07/2019	4,687
750	7.90%, 11/01/2018	963
	Pernod-Ricard S.A.
190	4.45%, 01/15/2022 ■	197
3,365	5.75%, 04/07/2021 ■	3,792
	Philip Morris International, Inc.
1,400	1.13%, 08/21/2017	1,369
2,100	2.63%, 03/06/2023	1,956
400	5.65%, 05/16/2018	466
400	6.38%, 05/16/2038	489
	Reynolds American, Inc.
1,345	3.25%, 11/01/2022	1,273
436	7.63%, 06/01/2016	509
100	7.75%, 06/01/2018	122
		39,940
	Chemical Manufacturing - 0.4%
	Agrium, Inc.
1,650	3.15%, 10/01/2022	1,544
200	6.75%, 01/15/2019	236
	Celanese U.S. Holdings LLC
50	6.63%, 10/15/2018	53
	CF Industries Holdings, Inc.
1,235	3.45%, 06/01/2023	1,171
195	6.88%, 05/01/2018	230
35	7.13%, 05/01/2020	42
	Chemtura Corp.
95	5.75%, 07/15/2021	94
	Dow Chemical Co.
2,850	4.25%, 11/15/2020	3,016
	Ecolab, Inc.
500	1.45%, 12/08/2017	488
1,285	3.00%, 12/08/2016	1,347
	EuroChem Mineral & Chemical Co.
330	5.13%, 12/12/2017 ■	327
	Ferro Corp.
680	7.88%, 08/15/2018	709
	Hexion Specialty Chemicals
245	8.88%, 02/01/2018	255
	Hexion U.S. Finance Corp.
725	6.63%, 04/15/2020	741
225	9.00%, 11/15/2020	228
	Ineos Group Holdings plc
3,650	6.13%, 08/15/2018 ■	3,559
	MPM Escrow LLC/MPM Finance Corp.
370	8.88%, 10/15/2020	394
	PTT Global Chemical PCL
200	4.25%, 09/19/2022 ■	195
		14,629
	Computer and Electronic Product Manufacturing - 0.7%
	Apple, Inc.
1,770	2.40%, 05/03/2023	1,624
685	3.85%, 05/04/2043	595
	CDW Escrow Corp.
1,722	8.50%, 04/01/2019	1,890
	eAccess Ltd.
75	8.25%, 04/01/2018 ■	82
	EMC, Corp.
6,925	1.88%, 06/01/2018	6,898
	Esterline Technologies Corp.
450	7.00%, 08/01/2020	486
	Freescale Semiconductor, Inc.
190	8.05%, 02/01/2020	203
1,065	9.25%, 04/15/2018 ■	1,154
44	10.75%, 08/01/2020	49
	Hewlett-Packard Co.
2,000	2.60%, 09/15/2017	2,024
2,380	2.65%, 06/01/2016	2,439
365	3.75%, 12/01/2020	360
635	4.30%, 06/01/2021	632
1,475	4.65%, 12/09/2021	1,496
1,015	4.75%, 06/02/2014	1,046
	Jabil Circuit, Inc.
380	5.63%, 12/15/2020	398
	NXP B.V./NXP Funding LLC
575	3.75%, 06/01/2018 ■	566
	ON Semiconductor Corp.
271	2.63%, 12/15/2026 ۞	312
	Raytheon Co.
1,250	4.88%, 10/15/2040	1,258
	Seagate HDD Cayman
350	6.88%, 05/01/2020	380
51	7.00%, 11/01/2021	55
	Sensata Technologies B.V.
215	4.88%, 10/15/2023 ■	208
	Siemens Financieringsmaatschappij N.V.
1,300	6.13%, 08/17/2026 ■	1,518
		25,673
	Construction - 0.2%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	171
	K Hovnanian Enterprises, Inc.
885	9.13%, 11/15/2020 ■	971

5

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Construction - 0.2% - (continued)
	KB Home
$642	1.38%, 02/01/2019 ۞	$653
365	7.50%, 09/15/2022	392
1,011	8.00%, 03/15/2020	1,127
	Lennar Corp.
1,025	4.75%, 12/15/2017	1,047
455	4.75%, 11/15/2022 ■	437
95	5.60%, 05/31/2015	100
	M/I Homes, Inc.
180	3.00%, 03/01/2018	182
	Pulte Homes, Inc.
130	6.38%, 05/15/2033	120
	Ryland Group, Inc.
150	5.38%, 10/01/2022	142
		5,342
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
1,540	2.45%, 10/01/2022	1,450

	Electrical Equipment and Appliance Manufacturing - 0.0%
	General Electric Co.
1,000	2.70%, 10/09/2022	952
795	4.13%, 10/09/2042	741
		1,693
	Fabricated Metal Product Manufacturing - 0.1%
	Anixter International, Inc.
145	5.63%, 05/01/2019	152
	Ball Corp.
135	5.00%, 03/15/2022	135
240	5.75%, 05/15/2021	255
	BOE Intermediate Holdings Corp.
705	9.00%, 11/01/2017 ■Þ	719
	Crown Americas, Inc.
25	6.25%, 02/01/2021	27
	Masco Corp.
155	6.13%, 10/03/2016	173
25	6.50%, 08/15/2032	25
310	7.13%, 03/15/2020	351
160	7.75%, 08/01/2029	174
	Ply Gem Industries, Inc.
186	9.38%, 04/15/2017	198
		2,209
	Finance and Insurance - 18.1%
	Abbey National Treasury Services plc
200	3.88%, 11/10/2014 ■	206
	ABN Amro Bank N.V.
1,000	4.25%, 02/02/2017 ■	1,068
	ACE Capital Trust II
90	9.70%, 04/01/2030	129
	Ace INA Holdings, Inc.
3,700	2.70%, 03/13/2023	3,477
	Aetna, Inc.
825	2.75%, 11/15/2022	764
1,600	4.50%, 05/15/2042	1,501
	Akbank T.A.S.
185	3.88%, 10/24/2017 ■	178
150	5.00%, 10/24/2022 ■	136
	Allied World Assurance Co., Ltd.
20	7.50%, 08/01/2016	23
	Ally Financial, Inc.
650	6.75%, 12/01/2014	687
40	7.50%, 09/15/2020	46
420	8.00%, 03/15/2020	495
	American Express Co.
1,185	1.55%, 05/22/2018	1,155
1,700	1.75%, 06/12/2015	1,728
5,127	2.65%, 12/02/2022	4,797
1,700	7.00%, 03/19/2018	2,059
250	7.25%, 05/20/2014	263
	American Express Credit Corp.
325	2.75%, 09/15/2015	337
1,750	2.80%, 09/19/2016	1,832
	American Honda Finance Corp.
2,500	0.65%, 05/26/2016 ■Δ	2,499
2,730	1.60%, 02/16/2018 ■	2,682
	American International Group, Inc.
360	3.65%, 01/15/2014	365
605	3.80%, 03/22/2017	642
950	4.88%, 09/15/2016 - 06/01/2022	1,037
100	5.05%, 10/01/2015	108
375	5.45%, 05/18/2017	417
1,300	5.85%, 01/16/2018	1,480
3,050	6.40%, 12/15/2020	3,599
3,125	8.18%, 05/15/2058	3,820
525	8.25%, 08/15/2018	657
	Ameriprise Financial, Inc.
1,265	5.30%, 03/15/2020	1,452
370	5.65%, 11/15/2015	408
	Aon Corp.
656	3.13%, 05/27/2016	687
2,300	4.25%, 12/12/2042	1,987
275	5.00%, 09/30/2020	301
	Ausdrill Finance Pty. Ltd.
770	6.88%, 11/01/2019 ■	714
	Banco Davivienda S.A.
335	2.95%, 01/29/2018 ■	317
	Banco de Credito del Peru/Panama
610	4.75%, 03/16/2016 §	636
30	5.38%, 09/16/2020 §	31
71	6.88%, 09/16/2026 ■	74
	Banco do Brasil
225	3.88%, 10/10/2022	199
800	6.25%, 04/15/2024 ■♠	664
	Banco Santander S.A.
195	4.13%, 11/09/2022 ■	181
	Bancolombia S.A.
906	5.13%, 09/11/2022	842
125	6.13%, 07/26/2020	127

6

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Bank of America Corp.
$2,700	3.88%, 03/22/2017	$2,857
1,145	4.10%, 07/24/2023	1,146
5,425	5.63%, 07/01/2020	6,083
915	5.65%, 05/01/2018	1,029
3,115	5.70%, 01/24/2022	3,498
2,040	5.75%, 12/01/2017	2,300
3,665	5.88%, 01/05/2021 - 02/07/2042	4,153
2,960	6.00%, 09/01/2017	3,347
3,645	7.63%, 06/01/2019	4,450
	Bank of Montreal
4,510	1.30%, 07/15/2016	4,526
	Barclays Bank plc
146	5.14%, 10/14/2020	151
8,230	6.05%, 12/04/2017 ■	9,069
	BB&T Corp.
1,170	2.05%, 06/19/2018	1,165
200	4.90%, 06/30/2017	219
	BBVA Banco Continental S.A.
475	3.25%, 04/08/2018 ■	463
	Bear Stearns & Co., Inc.
1,750	5.30%, 10/30/2015	1,909
1,000	5.70%, 11/15/2014	1,062
1,210	7.25%, 02/01/2018	1,450
	Berkshire Hathaway Finance Corp.
6,550	1.30%, 05/15/2018	6,394
	Berkshire Hathaway, Inc.
3,400	1.55%, 02/09/2018	3,366
	BNP Paribas
8,430	2.38%, 09/14/2017	8,500
	Boston Properties L.P.
435	3.70%, 11/15/2018	460
	BP Capital Markets plc
2,250	1.38%, 11/06/2017	2,207
1,675	2.25%, 11/01/2016	1,728
5,725	2.75%, 05/10/2023	5,321
375	3.13%, 10/01/2015	393
3,800	3.25%, 05/06/2022	3,718
	Branch Banking & Trust Co.
250	5.63%, 09/15/2016	282
	Brandywine Operating Partnership L.P.
3,325	3.95%, 02/15/2023	3,161
1,100	4.95%, 04/15/2018	1,184
215	5.70%, 05/01/2017	236
150	7.50%, 05/15/2015	166
	Brazil Minas SPE via State of Minas Gerais
1,775	5.33%, 02/15/2028 ■	1,704
	Capital One Bank
1,596	3.38%, 02/15/2023	1,507
	Capital One Financial Corp.
2,800	1.00%, 11/06/2015	2,781
1,006	2.15%, 03/23/2015	1,023
137	3.50%, 06/15/2023 ■	130
500	4.75%, 07/15/2021	533
3,075	6.15%, 09/01/2016	3,439
325	7.38%, 05/23/2014	342
	Capital One National Association
3,490	1.50%, 03/22/2018	3,374
	Caterpillar Financial Services Corp.
3,000	1.30%, 03/01/2018	2,918
2,100	2.05%, 08/01/2016	2,161
	Cigna Corp.
1,700	4.00%, 02/15/2022	1,745
800	5.38%, 02/15/2042	862
900	5.88%, 03/15/2041	1,018
	CIT Group, Inc.
335	5.00%, 05/15/2017	353
686	5.25%, 03/15/2018	729
545	5.38%, 05/15/2020	570
180	5.50%, 02/15/2019 ■	189
70	6.63%, 04/01/2018 ■	77
	Citigroup, Inc.
3,155	1.25%, 01/15/2016	3,133
2,700	1.70%, 07/25/2016	2,700
5,675	1.75%, 05/01/2018	5,481
1,250	2.65%, 03/02/2015	1,276
1,955	3.50%, 05/15/2023	1,777
2,890	4.05%, 07/30/2022	2,809
445	4.59%, 12/15/2015	477
2,800	5.38%, 08/09/2020	3,140
1,485	6.00%, 10/31/2033	1,496
9,750	6.13%, 05/15/2018 - 08/25/2036	10,534
3,035	6.38%, 08/12/2014	3,200
300	6.50%, 08/19/2013	301
1,250	6.63%, 06/15/2032	1,340
2,115	6.88%, 03/05/2038	2,591
1,285	8.50%, 05/22/2019	1,639
	CNH Capital LLC
245	3.88%, 11/01/2015	252
1,070	6.25%, 11/01/2016	1,169
	Community Choice Financial, Inc.
1,005	10.75%, 05/01/2019	960
	Consorcio De Alimentos
240	3.88%, 03/20/2023 ■	221
	Coventry Health Care, Inc.
2,060	5.45%, 06/15/2021	2,312
	Credit Acceptance Corp.
710	9.13%, 02/01/2017	758
	Credit Suisse New York
1,000	3.50%, 03/23/2015	1,045
1,500	5.40%, 01/14/2020	1,640
	DBS Bank Ltd.
475	3.63%, 09/21/2022 §	483
	Deutsche Bank AG
5,430	4.30%, 05/24/2028	4,931
	Deutsche Bank AG London
1,418	3.88%, 08/18/2014	1,464
	Development Bank of Kazakhstan JSC
345	4.13%, 12/10/2022 ■	311
1,020	4.13%, 12/10/2022 §	921
	Discover Financial Services, Inc.
960	5.20%, 04/27/2022	1,007
	El Fondo Mivivienda S.A.
285	3.50%, 01/31/2023 ■	255
	Equity One, Inc.
65	6.00%, 09/15/2017	73

7

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Finance and Insurance - 18.1% - (continued)
	ERP Operating L.P.
$300	5.13%, 03/15/2016	$330
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	72
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	58
	Felcor Escrow Holdings
340	6.75%, 06/01/2019	359
	Felcor Lodging L.P.
495	5.63%, 03/01/2023	483
	Fibria Overseas Finance Ltd.
163	7.50%, 05/04/2020 ■	178
	Fifth Third Bancorp
356	3.63%, 01/25/2016	376
3,195	5.45%, 01/15/2017	3,532
1,300	8.25%, 03/01/2038	1,703
	FMR LLC
3,825	4.95%, 02/01/2033 ■	3,734
	Ford Motor Credit Co. LLC
1,500	1.70%, 05/09/2016	1,486
2,100	2.75%, 05/15/2015	2,137
680	3.00%, 06/12/2017	690
5,100	3.88%, 01/15/2015	5,262
4,060	4.21%, 04/15/2016	4,279
3,220	4.25%, 02/03/2017 - 09/20/2022	3,259
240	5.00%, 05/15/2018	260
2,400	5.88%, 08/02/2021	2,662
145	6.63%, 08/15/2017	165
195	8.00%, 12/15/2016	229
200	8.13%, 01/15/2020	246
	General Electric Capital Corp.
3,375	1.00%, 01/08/2016	3,369
6,255	1.50%, 07/12/2016	6,286
3,925	1.63%, 07/02/2015 - 04/02/2018	3,904
5,750	2.30%, 04/27/2017	5,834
1,600	2.95%, 05/09/2016	1,675
725	3.50%, 06/29/2015	761
4,625	4.65%, 10/17/2021	4,932
55	5.50%, 01/08/2020	62
725	5.55%, 05/04/2020	821
3,715	5.63%, 05/01/2018	4,270
2,995	5.88%, 01/14/2038	3,284
90	6.15%, 08/07/2037	102
1,000	6.25%, 12/15/2022 ♠	1,040
4,530	6.75%, 03/15/2032	5,461
	General Motors Financial Co., Inc.
370	2.75%, 05/15/2016 ■	368
190	3.25%, 05/15/2018 ■	186
	Globo Communicacao e Participacoes S.A.
265	5.31%, 05/11/2022 ■	273
	Goldman Sachs Group, Inc.
2,500	2.90%, 07/19/2018	2,504
1,820	5.25%, 07/27/2021	1,963
4,200	5.38%, 03/15/2020	4,621
2,525	5.63%, 01/15/2017	2,757
4,740	5.75%, 01/24/2022	5,276
30	5.95%, 01/15/2027	32
1,000	6.00%, 05/01/2014	1,039
4,550	6.15%, 04/01/2018	5,185
1,665	6.25%, 02/01/2041	1,894
200	6.35%, 02/15/2034	198
2,470	6.45%, 05/01/2036	2,549
8,525	6.75%, 10/01/2037	8,970
2,921	7.50%, 02/15/2019	3,525
	Grupo Aval Ltd.
300	4.75%, 09/26/2022 ■	284
200	4.75%, 09/26/2022 §	189
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	321
	Halyk Savings Bank of Kazakhstan JSC
380	9.25%, 10/16/2013 §	384
	Harley-Davidson Financial Services, Inc.
2,185	1.15%, 09/15/2015 ■	2,183
	HCP, Inc.
1,700	2.63%, 02/01/2020	1,608
540	3.75%, 02/01/2019	560
330	6.00%, 01/30/2017	373
1,000	6.70%, 01/30/2018	1,174
1,125	6.75%, 02/01/2041	1,353
	Health Care, Inc. REIT
525	2.25%, 03/15/2018	518
3,195	4.13%, 04/01/2019	3,376
266	5.25%, 01/15/2022	290
	Host Hotels & Resorts L.P.
190	6.00%, 11/01/2020	207
	Host Marriott L.P.
31	6.75%, 06/01/2016	31
	HSBC Bank plc
330	3.50%, 06/28/2015 ■	346
	HSBC Bank USA
3,240	2.38%, 02/13/2015	3,318
250	6.00%, 08/09/2017	284
	HSBC Holdings plc
1,665	5.10%, 04/05/2021	1,832
1,000	6.50%, 09/15/2037	1,139
3,800	6.80%, 06/01/2038	4,508
	HSBC USA, Inc.
1,295	1.63%, 01/16/2018	1,265
175	5.00%, 09/27/2020	186
	Imperial Tobacco Finance plc
5,525	2.05%, 02/11/2018 ■	5,405
	Ineos Finance plc
190	7.50%, 05/01/2020 ■	204
	ING US, Inc.
545	5.50%, 07/15/2022 ■	588
1,100	5.65%, 05/15/2053 ■	1,034
	Instituto Costarricense de Electricidad
255	6.38%, 05/15/2043 ■	231

8

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Finance and Insurance - 18.1% - (continued)
	John Deere Capital Corp.
$2,900	0.70%, 09/04/2015	$2,903
3,835	3.15%, 10/15/2021	3,823
395	3.90%, 07/12/2021	418
	JP Morgan Chase & Co.
2,220	1.10%, 10/15/2015	2,219
3,375	1.63%, 05/15/2018	3,263
2,270	3.25%, 09/23/2022	2,160
2,840	3.38%, 05/01/2023	2,636
265	4.25%, 10/15/2020	279
5,300	4.35%, 08/15/2021	5,578
500	4.40%, 07/22/2020	532
450	4.50%, 01/24/2022	476
2,220	4.63%, 05/10/2021	2,382
4,070	5.13%, 09/15/2014	4,255
11,081	6.00%, 07/05/2017 - 01/15/2018	12,707
930	6.30%, 04/23/2019	1,094
1,000	6.40%, 05/15/2038	1,208
	Kazagro National Management Holdings JSC
500	4.63%, 05/24/2023 ■	459
	Key Bank NA
250	5.45%, 03/03/2016	276
	Kimco Realty Corp.
3,175	3.13%, 06/01/2023	2,953
1,380	4.30%, 02/01/2018	1,494
20	5.58%, 11/23/2015	22
	Ladder Capital Finance Holdings LLC
1,291	7.38%, 10/01/2017 ■	1,333
	Liberty Property L.P.
635	3.38%, 06/15/2023	589
520	4.13%, 06/15/2022	517
115	4.75%, 10/01/2020	122
350	5.50%, 12/15/2016	388
	Lincoln National Corp.
3,000	4.85%, 06/24/2021	3,231
1,035	6.15%, 04/07/2036	1,194
625	6.30%, 10/09/2037	735
450	7.00%, 06/15/2040	572
2,000	8.75%, 07/01/2019	2,600
	Lloyds Banking Group plc
165	6.50%, 09/14/2020 ■	179
1,544	7.88%, 11/01/2020 ■	1,633
	Majapahit Holding B.V.
680	7.75%, 01/20/2020 §	758
2,375	8.00%, 08/07/2019 §	2,696
	Marsh & McLennan Cos., Inc.
6,675	2.30%, 04/01/2017	6,753
565	4.80%, 07/15/2021	612
	Massachusetts Mutual Life Insurance Co.
1,500	8.88%, 06/01/2039 ■	2,212
	Massmutual Global Funding
2,625	2.10%, 08/02/2018 ■☼	2,620
630	3.13%, 04/14/2016 ■	665
	Merrill Lynch & Co., Inc.
2,496	5.70%, 05/02/2017	2,720
320	6.40%, 08/28/2017	365
4,515	6.88%, 04/25/2018	5,299
9,330	7.75%, 05/14/2038	11,141
	MetLife Global Funding I
300	2.50%, 09/29/2015 ■	310
500	3.13%, 01/11/2016 ■	522
	MetLife Institutional Funding II
2,500	1.63%, 04/02/2015 ■	2,531
	MetLife, Inc.
965	1.76%, 12/15/2017	956
275	6.38%, 06/15/2034	337
50	7.72%, 02/15/2019	63
	Morgan Stanley
5,030	1.75%, 02/25/2016	5,024
2,700	2.13%, 04/25/2018	2,614
4,270	4.10%, 05/22/2023	4,009
1,770	4.88%, 11/01/2022	1,774
3,900	5.45%, 01/09/2017	4,273
2,225	5.50%, 01/26/2020 - 07/28/2021	2,443
2,371	5.55%, 04/27/2017	2,611
1,890	5.63%, 09/23/2019	2,092
1,611	5.75%, 01/25/2021	1,792
785	6.00%, 04/28/2015	844
1,265	6.38%, 07/24/2042	1,456
2,460	6.63%, 04/01/2018	2,837
2,600	7.30%, 05/13/2019	3,082
	MPH International Holding 2
955	8.38%, 08/01/2018 ■	975
	National Australia Bank Ltd.
1,375	2.30%, 07/25/2018	1,379
	National City Corp.
585	6.88%, 05/15/2019	701
	National Money Mart Co.
990	10.38%, 12/15/2016	1,052
	National Rural Utilities Cooperative Finance Corp.
1,735	2.35%, 06/15/2020	1,691
	Nationstar Mortgage LLC
745	6.50%, 08/01/2018 - 07/01/2021	749
675	7.88%, 10/01/2020	724
	Nationwide Mutual Insurance Co.
2,600	9.38%, 08/15/2039 ■	3,602
	New York Life Global Funding
800	2.45%, 07/14/2016 ■	830
	Nordea Bank AB
760	4.88%, 05/13/2021 ■	796
	Nuveen Investments, Inc.
2,155	9.13%, 10/15/2017 ■	2,182
741	9.50%, 10/15/2020 ■	750
	Oversea-Chinese Banking Corp., Ltd.
400	3.75%, 11/15/2022 §	407
	Pacific Life Insurance Co.
575	9.25%, 06/15/2039 ■	791
	PKO Finance AB
375	4.63%, 09/26/2022 ■	365
200	4.63%, 09/26/2022 §	194

9

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Finance and Insurance - 18.1% - (continued)
	PNC Bank NA
$2,890	2.70%, 11/01/2022	$2,639
1,450	3.80%, 07/25/2023	1,432
	PNC Financial Services Group, Inc.
1,240	2.85%, 11/09/2022 Δ	1,152
	PNC Funding Corp.
3,000	5.25%, 11/15/2015	3,261
190	5.63%, 02/01/2017	212
	Pricoa Global Funding I
400	5.45%, 06/11/2014 ■	416
	Principal Financial Group, Inc.
620	3.30%, 09/15/2022	604
40	8.88%, 05/15/2019	52
	Principal Life Global Funding II
1,640	1.00%, 12/11/2015 ■	1,642
	Provident Funding Associates L.P.
455	6.75%, 06/15/2021 ■	461
	Prudential Financial, Inc.
1,660	5.80%, 11/16/2041	1,864
170	6.10%, 06/15/2017	194
265	6.20%, 01/15/2015	284
5,320	7.38%, 06/15/2019	6,597
	Rabobank Netherlands
925	3.95%, 11/09/2022	889
	Realty Income Corp.
2,676	3.25%, 10/15/2022	2,466
1,130	4.65%, 08/01/2023	1,157
1,085	6.75%, 08/15/2019	1,282
	Rosselkhozbank OJCS
790	7.75%, 05/29/2018 §	889
	Royal Bank of Scotland Group plc
3,720	2.55%, 09/18/2015	3,797
710	3.95%, 09/21/2015	744
	Royal Bank of Scotland plc
100	5.63%, 08/24/2020	110
2,080	6.10%, 06/10/2023	1,994
1,940	6.13%, 01/11/2021 - 12/15/2022	1,931
	Russian Agricultural Bank OJSC
1,550	5.30%, 12/27/2017 §	1,589
	Santander Holdings USA, Inc.
730	3.00%, 09/24/2015	751
	Simon Property Group L.P.
120	4.38%, 03/01/2021	128
	Simon Property Group, Inc.
3,120	1.50%, 02/01/2018 ■	3,030
	SLM Corp.
1,550	3.88%, 09/10/2015	1,579
915	6.25%, 01/25/2016	975
723	8.00%, 03/25/2020	806
2,045	8.45%, 06/15/2018	2,352
	Softbank Corp.
850	4.50%, 04/15/2020 ■	822
	Sompo Japan Insurance Inc.
2,800	5.33%, 03/28/2073 ■	2,765
	Standard Bank plc
100	8.13%, 12/02/2019	109
	Standard Chartered plc
3,300	3.95%, 01/11/2023 ■	3,098
	State Street Capital Trust IV
100	1.27%, 06/15/2037 Δ	82
	State Street Corp.
1,445	3.10%, 05/15/2023	1,352
	Sumitomo Mitsui Banking Corp.
2,815	1.45%, 07/19/2016	2,828
	SunTrust Banks, Inc.
991	3.50%, 01/20/2017	1,041
410	3.60%, 04/15/2016	435
	Swiss Re Treasury U.S. Corp.
460	2.88%, 12/06/2022 ■	435
	Teachers Insurance & Annuity Association of America
2,000	6.85%, 12/16/2039 ■	2,486
	TMX Finance LLC
2,130	8.50%, 09/15/2018 ■	2,194
	TSMC Global LTD
1,910	0.95%, 04/03/2016 ■	1,883
	Turkiye Garanti Bankasi A.S.
285	4.00%, 09/13/2017 ■	274
	Turkiye Is Bankasi A.S.
215	6.00%, 10/24/2022 ■	202
	U.S. Bancorp
2,100	1.65%, 05/15/2017	2,101
961	2.95%, 07/15/2022	911
	UBS AG Stamford CT
1,235	2.25%, 01/28/2014	1,246
2,850	5.88%, 07/15/2016	3,157
635	7.63%, 08/17/2022	707
	UDR, Inc.
125	4.25%, 06/01/2018	133
	UnitedHealth Group, Inc.
555	1.40%, 10/15/2017	545
3,000	2.88%, 03/15/2023	2,829
530	6.00%, 02/15/2018	622
100	6.63%, 11/15/2037	124
1,981	6.88%, 02/15/2038	2,514
	UPCB Finance V Ltd.
475	7.25%, 11/15/2021 ■	512
	Ventas Realty L.P.
1,240	2.70%, 04/01/2020	1,177
200	3.13%, 11/30/2015	210
3,975	3.25%, 08/15/2022	3,730
325	4.25%, 03/01/2022	330
316	4.75%, 06/01/2021	332
	Vnesheconombank Via VEB Finance plc
1,070	5.38%, 02/13/2017 §	1,140
840	6.03%, 07/05/2022 §	882
	VTB Capital S.A.
1,430	6.88%, 05/29/2018 §	1,534
	Wachovia Bank NA
1,250	4.80%, 11/01/2014	1,315
1,750	5.00%, 08/15/2015	1,874
1,000	5.85%, 02/01/2037	1,126
2,275	6.60%, 01/15/2038	2,795
	Wachovia Capital Trust III
325	5.57%, 09/19/2013 ♠Δ	318

10

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Wachovia Corp.
$755	4.88%, 02/15/2014	$772
2,850	5.50%, 08/01/2035	2,944
670	5.63%, 10/15/2016	753
	Wellpoint, Inc.
1,015	1.25%, 09/10/2015	1,022
1,085	2.30%, 07/15/2018 ☼	1,082
1,365	3.13%, 05/15/2022	1,299
3,315	4.63%, 05/15/2042	3,110
1,000	5.85%, 01/15/2036	1,113
2,330	6.38%, 06/15/2037	2,725
60	7.00%, 02/15/2019	72
	Wells Fargo & Co.
1,300	1.25%, 07/20/2016	1,300
3,710	1.50%, 07/01/2015 - 01/16/2018	3,696
2,865	3.45%, 02/13/2023	2,743
1,375	3.68%, 06/15/2016	1,471
4,000	4.60%, 04/01/2021	4,354
750	5.63%, 12/11/2017	860
500	5.75%, 05/16/2016	558
	XL Capital Ltd.
953	5.25%, 09/15/2014	998
	Xstrata Finance Canada Corp.
800	3.60%, 01/15/2017 ■	811
	Xstrata Finance Canada Ltd.
4,200	2.70%, 10/25/2017 ■	4,101
		657,845
	Food Manufacturing - 0.6%
	Archer-Daniels-Midland Co.
750	4.48%, 03/01/2021	805
	Cargill, Inc.
2,925	4.10%, 11/01/2042 ■	2,545
517	4.31%, 05/14/2021 ■	541
1,000	6.00%, 11/27/2017 ■	1,159
	ConAgra Foods, Inc.
875	1.90%, 01/25/2018	869
735	2.10%, 03/15/2018	731
620	3.25%, 09/15/2022	599
3,000	7.13%, 10/01/2026	3,693
	General Mills, Inc.
462	5.65%, 02/15/2019	535
	Kellogg Co.
550	7.45%, 04/01/2031	708
	Kraft Foods Group, Inc.
1,450	3.50%, 06/06/2022	1,452
770	5.00%, 06/04/2042	779
2,125	5.38%, 02/10/2020	2,396
1,075	6.75%, 02/19/2014	1,108
1,000	6.88%, 02/01/2038	1,229
	Pinnacle Foods Finance LLC
1,065	4.88%, 05/01/2021 ■	998
		20,147
	Food Services - 0.0%
	McDonald's Corp.
355	3.70%, 02/15/2042	313
600	5.30%, 03/15/2017	677
400	6.30%, 10/15/2037	503
		1,493
	Furniture and Related Product Manufacturing - 0.0%
	Newell Rubbermaid, Inc.
1,565	2.05%, 12/01/2017	1,544
	Tempur-Pedic International, Inc.
80	6.88%, 12/15/2020 ■	85
		1,629
	Gas Utilities - 0.1%
	EQT Corp.
3,180	8.13%, 06/01/2019	3,866

	Health Care and Social Assistance - 2.7%
	AbbVie, Inc.
1,840	1.20%, 11/06/2015 ■	1,847
5,740	1.75%, 11/06/2017 ■	5,672
4,325	2.00%, 11/06/2018 ■	4,252
7,585	2.90%, 11/06/2022 ■	7,209
	Alere, Inc.
1,200	6.50%, 06/15/2020 ■	1,227
	Amgen, Inc.
1,500	2.13%, 05/15/2017	1,518
700	4.10%, 06/15/2021	728
4,340	5.15%, 11/15/2041	4,305
500	5.85%, 06/01/2017	572
425	6.40%, 02/01/2039	489
1,475	6.90%, 06/01/2038	1,797
	AstraZeneca plc
1,540	1.95%, 09/18/2019	1,511
1,000	6.45%, 09/15/2037	1,230
	Baxter International, Inc.
3,550	0.95%, 06/01/2016	3,556
1,845	2.40%, 08/15/2022	1,721
	Biomet, Inc.
1,005	6.50%, 08/01/2020 - 10/01/2020	1,037
	BioScrip, Inc.
170	10.25%, 10/01/2015	179
	Boston Scientific Corp.
3,050	4.50%, 01/15/2015	3,196
	Cardinal Health, Inc.
250	4.00%, 06/15/2015	264
	Catholic Health Initiatives
435	2.95%, 11/01/2022	404
	Community Health Systems, Inc.
355	5.13%, 08/15/2018	362
500	7.13%, 07/15/2020	512
	CVS Caremark Corp.
1,730	2.75%, 12/01/2022	1,631
1,115	3.25%, 05/18/2015	1,163
1,694	5.75%, 06/01/2017 - 05/15/2041	1,943
1,325	6.13%, 09/15/2039	1,568
150	6.25%, 06/01/2027	180
35	6.94%, 01/10/2030	41
	CVS Pass-Through Trust
16	6.04%, 12/10/2028	18
	DaVita, Inc.
385	6.63%, 11/01/2020	411
	Exelixis, Inc.
345	4.25%, 08/15/2019 ۞	358
	Express Scripts Holding Co.
5,000	2.10%, 02/12/2015	5,083

11

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Health Care and Social Assistance - 2.7% - (continued)
	Fresenius Medical Care U.S. Finance II, Inc.
$115	5.63%, 07/31/2019 ■	$122
96	5.88%, 01/31/2022 ■	101
30	6.50%, 09/15/2018 ■	33
	Gilead Sciences, Inc.
3,700	4.40%, 12/01/2021	3,961
	GlaxoSmithKline Capital, Inc.
1,090	2.80%, 03/18/2023	1,036
	HCA Holdings, Inc.
1,310	6.25%, 02/15/2021	1,359
	HCA, Inc.
1,490	5.88%, 03/15/2022 - 05/01/2023	1,513
645	6.38%, 01/15/2015	681
2,160	6.50%, 02/15/2016 - 02/15/2020	2,372
115	7.25%, 09/15/2020	126
315	7.50%, 11/15/2095	285
	Health Management Associates, Inc.
640	7.38%, 01/15/2020	725
	Hologic, Inc.
725	2.00%, 03/01/2042 ۞	773
65	6.25%, 08/01/2020	69
	Howard Hughes Medical Institute
1,095	3.50%, 09/01/2023	1,093
	IMS Health, Inc.
255	12.50%, 03/01/2018 ■	306
	Kaiser Foundation Hospitals
650	3.50%, 04/01/2022	637
	Laboratory Corp. of America Holdings
285	3.75%, 08/23/2022	275
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	542
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	716
	Merck & Co., Inc.
3,000	0.70%, 05/18/2016	2,992
945	4.15%, 05/18/2043	890
	Mylan, Inc.
730	1.80%, 06/24/2016 ■	729
4,600	6.00%, 11/15/2018 ■	4,975
	Pfizer, Inc.
1,000	4.30%, 06/15/2043	962
1,000	6.20%, 03/15/2019	1,211
1,450	7.20%, 03/15/2039	1,985
	Radiation Therapy Services, Inc.
390	9.88%, 04/15/2017	271
	Rite Aid Corp.
75	8.00%, 08/15/2020	84
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ■	297
	Sanofi-Aventis S.A.
3,900	1.25%, 04/10/2018	3,802
	Savient Pharmaceuticals, Inc.
565	4.75%, 02/01/2018 ۞	106
	Schering-Plough Corp.
1,000	6.50%, 12/01/2033	1,283
	Tenet Healthcare Corp.
65	4.50%, 04/01/2021 ■	61
345	4.75%, 06/01/2020	331
315	6.25%, 11/01/2018	337
	VPII Escrow Corp
865	6.75%, 08/15/2018 ■	913
	Warner Chilcott plc
296	7.75%, 09/15/2018	325
	Zoetis, Inc.
380	1.88%, 02/01/2018 ■	373
2,735	3.25%, 02/01/2023 ■	2,597
1,080	4.70%, 02/01/2043 ■	1,028
		98,261
	Information - 2.5%
	Altice Financing S.A.
765	7.88%, 12/15/2019 ■	815
225	9.88%, 12/15/2020 ■	246
	America Movil S.A.B. de C.V.
620	2.38%, 09/08/2016	636
160	5.00%, 03/30/2020	173
	AT&T, Inc.
1,500	3.00%, 02/15/2022	1,441
205	3.88%, 08/15/2021	212
1,470	4.30%, 12/15/2042	1,281
114	4.35%, 06/15/2045	100
475	4.45%, 05/15/2021	512
1,170	5.35%, 09/01/2040	1,184
1,250	5.50%, 02/01/2018	1,436
1,800	6.30%, 01/15/2038	2,028
454	6.50%, 09/01/2037	523
	Audatex North America, Inc.
510	6.75%, 06/15/2018	544
	British Telecommunications plc
2,590	1.63%, 06/28/2016	2,614
1,160	2.00%, 06/22/2015	1,183
	Cellco Partnership - Verizon Wireless Capital LLC
325	8.50%, 11/15/2018	422
	Cox Communications, Inc.
3,240	2.95%, 06/30/2023 ■	2,896
700	3.25%, 12/15/2022 ■	640
2,565	4.50%, 06/30/2043 ■	2,146
1,499	4.70%, 12/15/2042 ■	1,289
220	6.45%, 12/01/2036 ■	238
700	8.38%, 03/01/2039 ■	906
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	408
	Deutsche Telekom International Finance B.V.
710	3.13%, 04/11/2016 ■	743
425	4.88%, 07/08/2014	441
1,130	4.88%, 03/06/2042 ■	1,103
670	8.75%, 06/15/2030	941
	DISH DBS Corp.
315	5.00%, 03/15/2023	295
675	5.88%, 07/15/2022	673
1,760	6.75%, 06/01/2021	1,866
885	7.88%, 09/01/2019	1,007

12

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Information - 2.5% - (continued)
	First Data Corp.
$260	6.75%, 11/01/2020 ■	$271
1,920	7.38%, 06/15/2019 ■	2,016
2,001	8.25%, 01/15/2021 ■	2,091
36	8.75%, 01/15/2022 ■Þ	38
	Harron Communications L.P.
595	9.13%, 04/01/2020 ■	658
	Hughes Satelite Systems Corp.
1,026	6.50%, 06/15/2019	1,090
	Intelsat Jackson Holdings S.A.
410	6.63%, 12/15/2022 ■	419
1,295	7.25%, 04/01/2019	1,400
235	7.50%, 04/01/2021	256
10	8.50%, 11/01/2019	11
	Intelsat Luxembourg S.A.
1,095	6.75%, 06/01/2018 ■	1,144
1,965	7.75%, 06/01/2021 ■	2,068
	InterActiveCorp
250	4.75%, 12/15/2022	236
	Lawson Software, Inc.
530	9.38%, 04/01/2019	592
	Level 3 Communications, Inc.
80	8.88%, 06/01/2019	86
	Level 3 Escrow, Inc.
466	8.13%, 07/01/2019	506
	Level 3 Financing, Inc.
1,444	7.00%, 06/01/2020	1,498
415	8.63%, 07/15/2020	457
	Mediacom LLC
150	7.25%, 02/15/2022	160
420	9.13%, 08/15/2019	460
	MetroPCS Wireless, Inc.
1,450	6.63%, 11/15/2020	1,522
540	7.88%, 09/01/2018	586
	Nara Cable Funding Ltd.
1,285	8.88%, 12/01/2018 ■	1,349
	NII Capital Corp.
600	7.63%, 04/01/2021	482
85	8.88%, 12/15/2019	74
	NII International Telecom S.a.r.l.
1,250	7.88%, 08/15/2019 ■	1,200
165	11.38%, 08/15/2019 ■	181
	Nippon Telegraph & Telephone Corp.
1,505	1.40%, 07/18/2017	1,478
	Oracle Corp.
2,540	3.63%, 07/15/2023	2,568
415	5.00%, 07/08/2019	475
1,300	5.75%, 04/15/2018	1,519
	SBA Communications Corp.
430	5.63%, 10/01/2019	433
	Softbrands, Inc.
140	11.50%, 07/15/2018	161
	Sprint Nextel Corp.
1,235	7.00%, 03/01/2020 ■	1,346
900	9.00%, 11/15/2018 ■	1,067
	Syniverse Holdings, Inc.
1,400	9.13%, 01/15/2019	1,512
	Telecom Italia Capital
450	7.20%, 07/18/2036	436
300	7.72%, 06/04/2038	300
	Telefonica Emisiones SAU
300	3.99%, 02/16/2016	311
400	5.13%, 04/27/2020	411
500	5.46%, 02/16/2021	521
	Telefonica Europe B.V.
440	8.25%, 09/15/2030	532
	Telefonos de Mexico S.A.B. de C.V.
100	5.50%, 11/15/2019	111
	TW Telecom Holdings, Inc.
90	5.38%, 10/01/2022	91
	Unitymedia Hessen GmbH & Co.
1,800	5.50%, 01/15/2023 ■	1,751
	UPCB Finance VI Ltd.
470	6.88%, 01/15/2022 ■	498
	Verizon Communications, Inc.
2,500	0.70%, 11/02/2015	2,496
1,200	3.85%, 11/01/2042	985
400	4.60%, 04/01/2021	434
2,000	5.55%, 02/15/2016	2,216
1,125	6.10%, 04/15/2018	1,321
1,150	6.35%, 04/01/2019	1,367
970	6.40%, 02/15/2038	1,116
2,300	6.90%, 04/15/2038	2,794
500	7.35%, 04/01/2039	639
182	8.75%, 11/01/2018	238
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	404
	Verizon Wireless Capital LLC
800	5.55%, 02/01/2014	819
	Vivendi S.A.
665	2.40%, 04/10/2015 ■	678
	Vodafone Group plc
2,000	1.25%, 09/26/2017	1,931
2,100	1.50%, 02/19/2018	2,033
	Wind Acquisition Finance S.A.
225	6.50%, 04/30/2020 ■	230
2,150	7.25%, 02/15/2018 ■	2,210
	Windstream Corp.
615	6.38%, 08/01/2023	584
280	7.50%, 06/01/2022	289
480	7.75%, 10/15/2020	511
165	8.13%, 09/01/2018	176
	Zayo Group LLC
755	8.13%, 01/01/2020	830
60	10.13%, 07/01/2020	69
		91,684
	Leather and Allied Product Manufacturing - 0.0%
	Nike, Inc.
1,940	3.63%, 05/01/2043	1,714

	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
290	7.88%, 12/01/2017	340
	Perusahaan Listrik Negara
200	5.50%, 11/22/2021 ■	198

13

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Machinery Manufacturing - 0.1% - (continued)
	Weekley Homes LLC
$110	6.00%, 02/01/2023 ■	$110
	Xerox Corp.
275	4.25%, 02/15/2015	288
1,100	8.25%, 05/15/2014	1,162
		2,098
	Mining - 0.5%
	ALROSA Finance S.A.
415	7.75%, 11/03/2020 §	453
	American Rock Salt Co. LLC
111	8.25%, 05/01/2018 ■	108
	Codelco, Inc.
100	3.75%, 11/04/2020 ■	100
115	3.75%, 11/04/2020 §	114
235	3.88%, 11/03/2021 §	233
	Falconbridge Ltd.
75	5.38%, 06/01/2015	79
75	6.00%, 10/15/2015	81
	FMG Resources Pty Ltd.
275	7.00%, 11/01/2015 ■	281
	Freeport-McMoRan Copper & Gold, Inc.
520	2.38%, 03/15/2018 ■	493
4,190	3.10%, 03/15/2020 ■	3,842
1,365	5.45%, 03/15/2043 ■	1,188
	Glencore Funding LLC
3,020	1.70%, 05/27/2016 ■	2,951
	Inco Ltd.
30	7.20%, 09/15/2032	31
	Newmont Mining Corp.
1,660	3.50%, 03/15/2022	1,430
	Peabody Energy Corp.
1,205	6.00%, 11/15/2018	1,232
105	7.38%, 11/01/2016	117
	Rio Tinto Finance USA Ltd.
920	2.25%, 09/20/2016	943
100	3.50%, 11/02/2020	99
225	4.13%, 05/20/2021	231
	Southern Copper Corp.
585	7.50%, 07/27/2035	612
	Teck Resources Ltd.
1,015	3.00%, 03/01/2019	994
1,300	5.20%, 03/01/2042	1,077
	Vale Overseas Ltd.
820	6.88%, 11/21/2036 - 11/10/2039	808
		17,497
	Miscellaneous Manufacturing - 0.3%
	BE Aerospace, Inc.
895	5.25%, 04/01/2022	923
305	6.88%, 10/01/2020	332
	Boeing Co.
1,000	6.13%, 02/15/2033	1,190
	DigitalGlobe, Inc.
690	5.25%, 02/01/2021 ■	652
	L-3 Communications Corp.
430	3.95%, 11/15/2016	459
	Owens-Brockway Glass Container, Inc.
155	7.38%, 05/15/2016	175
	S.C. Johnson & Son, Inc.
2,520	4.00%, 05/15/2043 ■	2,263
	Textron, Inc.
300	6.20%, 03/15/2015	322
	TransDigm Group, Inc.
781	5.50%, 10/15/2020 ■	764
1,150	7.75%, 12/15/2018	1,226
	United Technologies Corp.
1,925	4.50%, 06/01/2042	1,927
950	6.13%, 07/15/2038	1,182
		11,415
	Motor Vehicle and Parts Manufacturing - 0.2%
	American Axle & Manufacturing Holdings, Inc.
295	6.63%, 10/15/2022	312
	Daimler Finance NA LLC
5,130	1.25%, 01/11/2016 ■	5,118
1,900	1.65%, 04/10/2015 ■	1,919
	Ford Motor Co.
370	7.45%, 07/16/2031	456
	Tenneco, Inc.
240	7.75%, 08/15/2018	258
	TRW Automotive, Inc.
435	7.25%, 03/15/2017 ■	498
		8,561
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance plc
410	7.00%, 11/15/2020 ■	404
350	7.38%, 10/15/2017 ■	372
240	9.13%, 10/15/2020 ■	261
	Cemex S.A.B. de C.V.
325	3.75%, 03/15/2018	428
	Silgan Holdings, Inc.
500	5.00%, 04/01/2020	502
	Turk Vise Ve Cam Fabrika
280	4.25%, 05/09/2020 ■	248
		2,215
	Other Services - 0.1%
	Service Corp. International
960	4.50%, 11/15/2020	926
1,185	5.38%, 01/15/2022 ■	1,192
120	6.75%, 04/01/2016	131
885	7.63%, 10/01/2018	1,016
	Sonic Automotive, Inc.
590	7.00%, 07/15/2022	643
		3,908
	Paper Manufacturing - 0.1%
	Clearwater Paper Corp.
140	4.50%, 02/01/2023	132
20	7.13%, 11/01/2018	22
	Kimberly-Clark Corp.
2,000	6.13%, 08/01/2017	2,338
		2,492

14

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Petroleum and Coal Products Manufacturing - 3.1%
	Anadarko Petroleum Corp.
$170	5.75%, 06/15/2014	$177
1,650	5.95%, 09/15/2016	1,865
1,500	6.38%, 09/15/2017	1,749
1,300	6.45%, 09/15/2036	1,524
150	6.95%, 06/15/2019	181
125	7.95%, 06/15/2039	172
2,110	8.70%, 03/15/2019	2,734
	Antero Resources Finance Corp.
1,250	6.00%, 12/01/2020	1,256
190	7.25%, 08/01/2019	201
125	9.38%, 12/01/2017	133
	Apache Corp.
2,760	2.63%, 01/15/2023	2,558
	BG Energy Capital plc
1,800	4.00%, 10/15/2021 ■	1,867
	Canadian Natural Resources Ltd.
600	5.70%, 05/15/2017	685
	Chesapeake Energy Corp.
1,063	2.50%, 05/15/2037 ۞	1,013
160	6.63%, 08/15/2020	173
255	6.88%, 11/15/2020	279
	Chevron Corp.
2,475	2.43%, 06/24/2020	2,453
	CNOOC Finance 2012 Ltd.
2,466	3.88%, 05/02/2022 ■	2,430
	CNPC General Capital
2,270	1.95%, 04/16/2018 ■	2,202
	CNPC HK Overseas Capital Ltd.
1,900	2.75%, 04/19/2017 ■	1,921
315	4.50%, 04/28/2021 ■	325
	Cobalt International Energy, Inc.
590	2.63%, 12/01/2019 ۞	660
	ConocoPhillips Co.
2,040	1.05%, 12/15/2017	1,984
1,775	6.50%, 02/01/2039	2,283
250	7.00%, 03/30/2029	307
	Continental Resources, Inc.
680	5.00%, 09/15/2022	683
	Denbury Resources, Inc.
520	4.63%, 07/15/2023	476
	Devon Energy Corp.
2,410	1.88%, 05/15/2017	2,390
555	4.75%, 05/15/2042	519
260	7.95%, 04/15/2032	342
	Devon Financing Corp.
350	7.88%, 09/30/2031	454
	EDC Finance Ltd.
480	4.88%, 04/17/2020 ■	444
	Empresa Nacional del Petroleo
100	4.75%, 12/06/2021 §	100
	EnCana Corp.
725	5.15%, 11/15/2041	702
1,100	5.90%, 12/01/2017	1,264
3,000	6.50%, 08/15/2034	3,385
	Endeavour International Corp.
1,192	12.00%, 03/01/2018	1,219
	Ensco plc
450	4.70%, 03/15/2021	482
	EPE Holding/EP Energy Bond
308	8.13%, 12/15/2017 ■Þ	315
	Everest Acquisition LLC
380	6.88%, 05/01/2019	407
1,070	9.38%, 05/01/2020	1,214
	Ferrellgas Partners L.P.
520	6.50%, 05/01/2021	525
	Gaz Capital S.A.
1,217	8.63%, 04/28/2034 §	1,451
2,055	9.25%, 04/23/2019 §	2,518
	Gazprom Neft OAO via GPN Capital S.A.
3,525	4.38%, 09/19/2022 ■	3,261
1,110	4.38%, 09/19/2022 §	1,027
	Gazprom OAO via Gaz Capital S.A.
665	6.00%, 01/23/2021 §	700
	Harvest Operations Corp.
520	6.88%, 10/01/2017	573
	Hess Corp.
1,150	5.60%, 02/15/2041	1,201
500	6.00%, 01/15/2040	551
1,325	7.30%, 08/15/2031	1,638
45	7.88%, 10/01/2029	57
	Kazmunaigaz Finance Sub B.V.
935	9.13%, 07/02/2018 §	1,138
320	11.75%, 01/23/2015 §	360
	KazMunayGas National Co.
480	4.40%, 04/30/2023 ■	445
1,020	5.75%, 04/30/2043 ■	897
	Lukoil International Finance B.V.
3,435	3.42%, 04/24/2018 ■	3,384
915	4.56%, 04/24/2023 ■	857
	Marathon Oil Corp.
3,310	2.80%, 11/01/2022	3,113
	MEG Energy Corp.
980	6.38%, 01/30/2023 ■	980
	Newfield Exploration Co.
501	5.63%, 07/01/2024	501
70	5.75%, 01/30/2022	72
150	7.13%, 05/15/2018	156
	Nexen, Inc.
400	6.40%, 05/15/2037	442
1,450	7.50%, 07/30/2039	1,810
	Pacific Rubiales Energy Corp.
310	5.13%, 03/28/2023 ■	292
	Pemex Project Funding Master Trust
510	6.63%, 06/15/2035	546
	Pertamina PT
795	5.63%, 05/20/2043 ■	652
980	6.00%, 05/03/2042 §	845
	Petrobras International Finance Co.
344	5.88%, 03/01/2018	368
549	6.75%, 01/27/2041	529
	Petrohawk Energy Corp.
1,315	6.25%, 06/01/2019	1,446
2,525	7.25%, 08/15/2018	2,765

15

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Petroleum and Coal Products Manufacturing - 3.1% - (continued)
	Petroleos de Venezuela S.A.
$438	5.38%, 04/12/2027 §	$255
1,512	9.75%, 05/17/2035 §	1,183
	Petroleos Mexicanos
2,000	5.50%, 06/27/2044 ■	1,827
1,055	6.50%, 06/02/2041	1,110
445	6.50%, 06/02/2041 §	468
	Phillips 66
1,400	2.95%, 05/01/2017	1,453
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	106
260	6.65%, 03/15/2017	299
145	6.88%, 05/01/2018	171
	PT Pertamina
200	6.50%, 05/27/2041 §	186
	Range Resources Corp.
430	5.75%, 06/01/2021	455
15	6.75%, 08/01/2020	16
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,163	5.83%, 09/30/2016 ■	1,239
	Reliance Holdings USA, Inc.
255	5.40%, 02/14/2022 ■	265
250	5.40%, 02/14/2022 §	259
	Rosetta Resources, Inc.
1,320	5.63%, 05/01/2021	1,320
260	9.50%, 04/15/2018	282
	Rosneft Oil Co.
625	3.15%, 03/06/2017 ■	618
	Seadrill Ltd.
940	5.63%, 09/15/2017 ■	945
	Shell International Finance B.V.
2,400	6.38%, 12/15/2038	3,100
	Sibur Securities Ltd.
260	3.91%, 01/31/2018 ■	248
	Tosco Corp.
500	8.13%, 02/15/2030	687
	Total Capital International S.A.
1,600	1.55%, 06/28/2017	1,597
3,065	2.88%, 02/17/2022	2,964
	Transocean, Inc.
1,100	2.50%, 10/15/2017	1,096
215	4.95%, 11/15/2015	232
1,260	5.05%, 12/15/2016	1,381
300	6.00%, 03/15/2018	338
1,100	6.50%, 11/15/2020	1,237
	Valero Energy Corp.
410	4.50%, 02/01/2015	431
310	6.13%, 02/01/2020	360
2,630	6.63%, 06/15/2037	2,943
	Williams Partners L.P.
2,295	3.35%, 08/15/2022	2,118
125	5.25%, 03/15/2020	135
750	6.30%, 04/15/2040	797
		112,749
	Pipeline Transportation - 0.7%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	617
	El Paso Corp.
370	6.50%, 09/15/2020	397
850	7.00%, 06/15/2017	947
50	7.75%, 01/15/2032	53
	El Paso Natural Gas Co.
50	7.25%, 06/01/2018	57
	Energy Transfer Equity L.P.
425	7.50%, 10/15/2020	479
	Enterprise Products Operating LLC
4,450	3.35%, 03/15/2023	4,292
1,300	5.95%, 02/01/2041	1,443
500	6.50%, 01/31/2019	596
	Kinder Morgan Energy Partners L.P.
9,250	4.15%, 02/01/2024 ☼	9,232
4,650	5.00%, 12/15/2013 - 08/15/2042	4,399
150	6.55%, 09/15/2040	170
90	6.95%, 01/15/2038	107
350	7.30%, 08/15/2033	423
50	7.75%, 03/15/2032	63
100	9.00%, 02/01/2019	128
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	119
275	6.00%, 01/15/2018 ■	298
	MarkWest Energy Partners L.P.
175	5.50%, 02/15/2023	177
88	6.25%, 06/15/2022	94
	Plains All American Pipeline L.P.
980	2.85%, 01/31/2023	911
125	5.75%, 01/15/2020	143
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	61
	Transnet SOC Ltd.
215	4.00%, 07/26/2022 §	186
200	4.50%, 02/10/2016 §	207
		25,599
	Plastics and Rubber Products Manufacturing - 0.1%
	Associated Materials LLC
50	9.13%, 11/01/2017	54
260	9.13%, 11/01/2017 ■	281
	Continental Rubber of America Corp.
470	4.50%, 09/15/2019 ■	478
	Nortek, Inc.
950	8.50%, 04/15/2021	1,028
205	8.50%, 04/15/2021 ■	220
		2,061
	Primary Metal Manufacturing - 0.2%
	ArcelorMittal
2,475	5.00%, 02/25/2017	2,549
125	9.50%, 02/15/2015	138
	Novelis, Inc.
125	8.38%, 12/15/2017	135
	Precision Castparts Corp.
3,100	1.25%, 01/15/2018	3,012
	Rio Tinto Alcan, Inc.
2,300	1.63%, 08/21/2017	2,265
50	6.13%, 12/15/2033	55
		8,154

16

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
$640	6.00%, 11/15/2020	$664
	Quebecor Media, Inc.
335	5.75%, 01/15/2023	327
239	7.75%, 03/15/2016	243
	Valassis Communications, Inc.
950	6.63%, 02/01/2021	917
		2,151
	Professional, Scientific and Technical Services - 0.3%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	45
	IBM Corp.
4,200	1.63%, 05/15/2020	3,944
2,000	3.38%, 08/01/2023	1,993
750	7.63%, 10/15/2018	957
	Lamar Media Corp.
625	5.00%, 05/01/2023	598
95	5.88%, 02/01/2022	98
	Lender Processing Services, Inc.
330	5.75%, 04/15/2023	353
	SunGard Data Systems, Inc.
365	6.63%, 11/01/2019	379
990	7.38%, 11/15/2018	1,049
45	7.63%, 11/15/2020	49
		9,465
	Rail Transportation - 0.3%
	Burlington Northern Santa Fe Corp.
2,980	3.05%, 09/01/2022	2,867
150	5.75%, 05/01/2040	171
	Canadian Pacific Railway Co.
2,540	4.50%, 01/15/2022	2,663
2,430	5.95%, 05/15/2037	2,700
	CSX Corp.
185	4.25%, 06/01/2021	197
1,000	4.75%, 05/30/2042	969
	Russian Railways
313	5.74%, 04/03/2017 §	335
	RZD Capital Ltd.
1,810	5.70%, 04/05/2022 §	1,878
		11,780
	Real Estate, Rental and Leasing - 0.8%
	Air Lease Corp.
970	4.50%, 01/15/2016	987
625	6.13%, 04/01/2017	656
	CBRE Services, Inc.
905	5.00%, 03/15/2023	869
	Duke Realty L.P.
2,200	3.63%, 04/15/2023	2,054
1,061	3.88%, 10/15/2022	1,013
1,235	4.38%, 06/15/2022	1,229
15	5.95%, 02/15/2017	17
895	6.75%, 03/15/2020	1,031
260	7.38%, 02/15/2015	283
	ERAC USA Finance Co.
925	2.80%, 11/01/2018 ■	926
1,370	3.30%, 10/15/2022 ■	1,288
1,000	5.63%, 03/15/2042 ■	1,020
300	6.38%, 10/15/2017 ■	348
125	7.00%, 10/15/2037 ■	150
	Hertz Corp.
275	6.75%, 04/15/2019	296
	Hertz Global Holdings, Inc.
195	5.88%, 10/15/2020	206
130	6.25%, 10/15/2022	138
	International Lease Finance Corp.
1,425	3.88%, 04/15/2018	1,388
415	5.65%, 06/01/2014	425
785	5.75%, 05/15/2016	827
3,620	5.88%, 04/01/2019 - 08/15/2022	3,771
2,055	6.25%, 05/15/2019	2,168
165	6.75%, 09/01/2016 ■	182
1,605	7.13%, 09/01/2018 ■	1,810
380	8.75%, 03/15/2017	436
	ProLogis L.P.
460	4.00%, 01/15/2018	483
175	4.50%, 08/15/2017	188
250	6.13%, 12/01/2016	283
95	6.25%, 03/15/2017	108
400	6.63%, 05/15/2018	466
	Realogy Corp.
673	7.63%, 01/15/2020 ■	752
	Regency Centers L.P.
830	5.25%, 08/01/2015	893
15	5.88%, 06/15/2017	17
	United Rental Financing Escrow Corp.
570	7.38%, 05/15/2020	628
	United Rentals North America, Inc.
65	5.75%, 07/15/2018	70
70	7.63%, 04/15/2022	78
	UR Merger Sub Corp.
475	8.38%, 09/15/2020	524
		28,008
	Retail Trade - 1.3%
	99 Cents Only Stores
1,062	11.00%, 12/15/2019	1,200
	Amazon.com, Inc.
2,555	2.50%, 11/29/2022	2,345
	American Builders & Contractors Supply Co., Inc.
190	5.63%, 04/15/2021 ■	190
	AmeriGas Finance LLC
240	6.75%, 05/20/2020	255
155	7.00%, 05/20/2022	165
	ARAMARK Corp.
1,335	5.75%, 03/15/2020 ■	1,388
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,791
700	7.13%, 08/01/2018	840
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	214

17

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Retail Trade - 1.3% - (continued)
	Energy Transfer Partners
$3,655	3.60%, 02/01/2023	$3,454
660	5.20%, 02/01/2022	706
835	6.13%, 02/15/2017	942
125	6.63%, 10/15/2036	135
1,000	7.50%, 07/01/2038	1,170
746	8.50%, 04/15/2014	784
	GRD Holding III Corp.
630	10.75%, 06/01/2019 ■	676
	Home Depot, Inc.
735	2.70%, 04/01/2023	699
2,050	5.88%, 12/16/2036	2,433
	Hutchison Whampoa International Ltd.
2,800	2.00%, 11/08/2017 ■	2,750
965	3.50%, 01/13/2017 ■	1,000
900	5.75%, 09/11/2019 ■	1,015
	J. C. Penney Co., Inc.
280	5.65%, 06/01/2020	226
265	6.38%, 10/15/2036	200
795	7.40%, 04/01/2037	616
45	7.95%, 04/01/2017	43
	Kroger (The) Co.
360	3.85%, 08/01/2023	357
1,580	5.15%, 08/01/2043	1,584
	Macy's Retail Holdings, Inc.
20	6.70%, 09/15/2028	22
20	7.00%, 02/15/2028	23
	Michaels Stores, Inc.
1,240	7.75%, 11/01/2018	1,344
	Party City Nextco Holdings
1,150	8.75%, 08/15/2019 ■	1,144
	PC Merger Sub, Inc.
490	8.88%, 08/01/2020 ■	537
	QVC, Inc.
30	5.13%, 07/02/2022	30
	Sally Holdings LLC
135	5.75%, 06/01/2022	141
225	6.88%, 11/15/2019	246
	Sotheby's
595	5.25%, 10/01/2022 ■	574
	Turlock Corp.
2,800	2.75%, 11/02/2022 ■	2,611
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	620
3,000	4.00%, 04/11/2043	2,767
1,000	5.00%, 10/25/2040	1,072
600	5.25%, 09/01/2035	665
703	5.63%, 04/15/2041	821
2,000	6.20%, 04/15/2038	2,478
2,800	6.50%, 08/15/2037	3,571
		45,844
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
816	1.45%, 08/15/2016	832
1,200	5.55%, 03/05/2037	1,420
		2,252
	Transportation Equipment Manufacturing - 0.0%
	Huntington Ingalls Industries, Inc.
1,315	6.88%, 03/15/2018	1,433
106	7.13%, 03/15/2021	117
		1,550
	Truck Transportation - 0.2%
	Penske Truck Leasing Co.
2,595	2.50%, 07/11/2014 - 03/15/2016 ■	2,637
560	3.75%, 05/11/2017 ■	582
5,220	4.88%, 07/11/2022 ■	5,307
		8,526
	Utilities - 2.7%
	AES (The) Corp.
90	7.75%, 10/15/2015	100
1,010	8.00%, 10/15/2017	1,172
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Ameren Corp.
928	8.88%, 05/15/2014	984
	American Electric Power Co., Inc.
565	1.65%, 12/15/2017	553
	Calpine Corp.
576	7.25%, 10/15/2017 ■	602
198	7.50%, 02/15/2021 ■	212
	Carolina Power & Light Co.
5,060	4.10%, 05/15/2042 - 03/15/2043	4,728
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021	314
	Centrais Eletricas Brasileiras S.A.
2,400	5.75%, 10/27/2021 §	2,334
	Cia Saneamento Basico de Estado de Sao Paulo
243	6.25%, 12/16/2020 §	245
	Comision Federal de Electricidad
620	5.75%, 02/14/2042 §	589
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	731
	Connecticut (The) Light & Power Co.
2,575	2.50%, 01/15/2023	2,404
	Consolidated Edison Co. of NY
1,400	4.20%, 03/15/2042	1,336
140	5.70%, 06/15/2040	163
700	5.85%, 04/01/2018	818
	Dolphin Subsidiary II, Inc.
460	7.25%, 10/15/2021	476
	Dominion Resources, Inc.
1,075	1.40%, 09/15/2017	1,056
3,000	1.95%, 08/15/2016	3,067
900	5.15%, 07/15/2015	974
3,390	7.00%, 06/15/2038	4,386
	Duke Energy Corp.
1,000	2.15%, 11/15/2016	1,031
1,350	3.55%, 09/15/2021	1,365
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	234
1,870	4.90%, 07/15/2043	1,947
	E CL S.A.
100	5.63%, 01/15/2021 §	104

18

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
	Utilities - 2.7% - (continued)
	Edison International
$1,210	3.75%, 09/15/2017	$1,279
	Eskom Holdings Ltd.
1,065	5.75%, 01/26/2021 §	1,039
530	6.75%, 08/06/2023 ■☼	525
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	332
2,725	4.25%, 06/15/2022	2,738
	Florida Power & Light Co.
1,300	4.13%, 02/01/2042	1,235
	Georgia Power Co.
4,550	0.75%, 08/10/2015	4,553
320	4.75%, 09/01/2040	321
	Great Plains Energy, Inc.
181	4.85%, 06/01/2021	195
	IPALCO Enterprises, Inc.
30	7.25%, 04/01/2016 ■	33
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	62
	MidAmerican Energy Holdings Co.
100	5.75%, 04/01/2018	117
500	5.95%, 05/15/2037	564
	National Power Corp.
15	9.63%, 05/15/2028	22
	Nevada Power Co.
450	7.13%, 03/15/2019	561
	NiSource Finance Corp.
1,450	3.85%, 02/15/2023	1,422
1,460	5.25%, 09/15/2017 - 02/15/2043	1,441
140	6.40%, 03/15/2018	164
	Northeast Utilities
2,775	2.80%, 05/01/2023	2,598
	Oncor Electric Delivery Co. LLC
2,000	4.10%, 06/01/2022	2,093
1,995	4.55%, 12/01/2041	1,938
1,000	5.00%, 09/30/2017	1,116
615	5.25%, 09/30/2040	653
	Pacific Gas & Electric Co.
625	2.45%, 08/15/2022	582
346	3.25%, 09/15/2021	347
2,400	6.05%, 03/01/2034	2,851
725	8.25%, 10/15/2018	937
	PacifiCorp
840	4.10%, 02/01/2042	782
1,000	5.50%, 01/15/2019	1,166
250	6.25%, 10/15/2037	308
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	237
	Potomac Electric Power
2,700	4.15%, 03/15/2043	2,608
	PPL Capital Funding, Inc.
585	1.90%, 06/01/2018	576
2,485	3.40%, 06/01/2023	2,372
	PPL Electric Utilities Corp.
950	4.75%, 07/15/2043	993
	Progress Energy, Inc.
345	3.15%, 04/01/2022	335
500	5.63%, 01/15/2016	553
3,051	7.05%, 03/15/2019	3,715
540	7.75%, 03/01/2031	702
	PSEG Power LLC
850	2.75%, 09/15/2016	881
975	8.63%, 04/15/2031	1,342
	Public Service Co. of Colorado
1,930	3.60%, 09/15/2042	1,697
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	291
	Scana Corp.
500	4.75%, 05/15/2021	523
	Southern California Edison Co.
925	4.50%, 09/01/2040	942
500	6.00%, 01/15/2034	601
1,010	6.05%, 03/15/2039	1,249
	Southern Co.
300	2.38%, 09/15/2015	309
	Southern Power Co.
1,615	5.25%, 07/15/2043	1,668
	Tampa Electric Co.
2,095	2.60%, 09/15/2022	1,985
	Texas Competitive Electric Co.
1,075	11.50%, 10/01/2020 ■	806
	Union Electric Co.
145	6.40%, 06/15/2017	169
	Virginia Electric & Power Co.
2,450	1.20%, 01/15/2018	2,399
545	2.95%, 01/15/2022	544
325	3.45%, 09/01/2022	331
905	4.00%, 01/15/2043	855
200	6.35%, 11/30/2037	251
	Xcel Energy, Inc.
6,650	0.75%, 05/09/2016	6,595
		99,444
	Water Transportation - 0.0%
	Royal Caribbean Cruises Ltd.
120	5.25%, 11/15/2022	121

	Wholesale Trade - 0.4%
	Ainsworth Lumber Ltd.
355	7.50%, 12/15/2017 ■	376
	Controladora Mabe S.A. de C.V.
705	7.88%, 10/28/2019 §	765
	HD Supply, Inc.
220	8.13%, 04/15/2019	246
	Heineken N.V.
1,770	1.40%, 10/01/2017 ■	1,731
320	2.75%, 04/01/2023 ■	293
3,585	3.40%, 04/01/2022 ■	3,528
	International Paper Co.
500	7.30%, 11/15/2039	631
	Interpublic (The) Group of Co., Inc.
120	6.25%, 11/15/2014	127
	J.M. Huber Corp.
337	9.88%, 11/01/2019 ■	379

19

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 41.2% - (continued)
		Wholesale Trade - 0.4% - (continued)
		SABMiller Holdings, Inc.
	$3,770	1.85%, 01/15/2015 ■	$3,824
	1,500	2.45%, 01/15/2017 ■	1,538
	1,475	3.75%, 01/15/2022 ■	1,502
	800	4.95%, 01/15/2042 ■	823
			15,763
		Wood Product Manufacturing - 0.0%
		Boise Cascade Co.
	625	6.38%, 11/01/2020	646

		Total corporate bonds
		(cost $1,511,827)	$1,495,615

FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
		Argentina - 0.1%
		Argentina (Republic of)
	$4,275	2.50%, 12/31/2038	$1,411
	280	7.00%, 10/03/2015	263
EUR	299	7.82%, 12/31/2033	233
	2,610	8.28%, 12/31/2033	1,559
			3,466
		Brazil - 0.5%
		Banco Nacional De Desenvolvimento Economico
	404	6.50%, 06/10/2019 §	445
		Brazil (Republic of)
	2,985	2.63%, 01/05/2023	2,574
	420	5.63%, 01/07/2041	415
	2,840	5.88%, 01/15/2019	3,205
	6,144	7.13%, 01/20/2037	7,210
	2,174	8.25%, 01/20/2034	2,826
BRL	6,131	10.00%, 01/01/2021 - 01/01/2023	2,566
	15	12.25%, 03/06/2030	26
			19,267
		Chile - 0.0%
		Chile (Republic of)
	1,365	3.88%, 08/05/2020	1,413

		Colombia - 0.4%
		Colombia (Republic of)
	870	6.13%, 01/18/2041	953
	7,075	7.38%, 01/27/2017 - 09/18/2037	8,549
COP	1,295,400	7.50%, 08/26/2026	676
COP	1,450,000	7.75%, 04/14/2021	892
	565	8.13%, 05/21/2024	744
COP	10,000	9.85%, 06/28/2027	7
	85	10.38%, 01/28/2033	132
	1,371	11.75%, 02/25/2020	2,009
COP	108,000	12.00%, 10/22/2015	65
			14,027
		Costa Rica - 0.0%
		Costa Rica (Republic of)
	680	4.25%, 01/26/2023 ■	643
	255	4.38%, 04/30/2025 ■	236
	255	5.63%, 04/30/2043 ■	230
			1,109

		Croatia - 0.1%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	491
	1,720	6.25%, 04/27/2017 §	1,834
	520	6.63%, 07/14/2020 §	559
	530	6.75%, 11/05/2019 §	578
			3,462
		El Salvador - 0.0%
		El Salvador (Republic of)
	155	5.88%, 01/30/2025 ■	153
	375	7.65%, 06/15/2035 §	373
	10	8.25%, 04/10/2032 §	11
			537
		Guatemala - 0.0%
		Guatemala (Republic of)
	240	5.75%, 06/06/2022 ■	250
	200	5.75%, 06/06/2022 §	208
			458
		Hungary - 0.2%
		Hungary (Republic of)
EUR	280	3.88%, 02/24/2020	351
	1,658	4.13%, 02/19/2018	1,621
EUR	1,155	4.38%, 07/04/2017	1,543
	588	5.38%, 02/21/2023	561
EUR	550	5.75%, 06/11/2018 §	760
EUR	366	6.00%, 01/11/2019 §	512
	750	7.63%, 03/29/2041	787
			6,135
		Iceland - 0.0%
		Iceland (Republic of)
	425	4.88%, 06/16/2016 §	445
	226	5.88%, 05/11/2022 ■	235
			680
		Indonesia - 0.5%
		Indonesia (Republic of)
	600	3.38%, 04/15/2023 §	526
	1,535	3.75%, 04/25/2022 §	1,412
	3,785	4.88%, 05/05/2021 §	3,842
	1,480	5.38%, 10/17/2023 ■	1,504
	2,120	5.88%, 03/13/2020 §	2,306
	1,046	6.63%, 02/17/2037 §	1,109
	265	6.75%, 03/10/2014 §	273
	1,410	6.88%, 03/09/2017 §	1,577
	780	7.25%, 04/20/2015 §	846
	2,070	7.50%, 01/15/2016 §	2,311
	700	7.75%, 01/17/2038 §	844
	360	10.38%, 05/04/2014 §	383
	290	11.63%, 03/04/2019 §	397
			17,330
		Ivory Coast - 0.1%
		Ivory Coast (Republic of)
	1,730	7.10%, 12/31/2032 §	1,522
	100	7.21%, 12/31/2032 ■	88
			1,610

20

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Latvia - 0.1%
		Latvia (Republic of)
	$1,095	2.75%, 01/12/2020 ■	$1,029
	425	2.75%, 01/12/2020 §	400
	385	5.25%, 02/22/2017 ■	418
	200	5.25%, 02/22/2017 §	217
			2,064
		Mexico - 0.5%
		United Mexican States
	496	3.63%, 03/15/2022	491
	5,698	4.75%, 03/08/2044	5,242
	706	5.63%, 01/15/2017	787
	3,682	5.75%, 10/12/2110	3,443
	230	5.88%, 01/15/2014	235
	2,110	6.05%, 01/11/2040	2,342
	439	6.63%, 03/03/2015	479
	1,384	6.75%, 09/27/2034	1,675
	1,521	7.50%, 04/08/2033	1,954
			16,648
		Nigeria - 0.0%
		Nigeria (Federal Republic of)
	565	5.13%, 07/12/2018 ■	573
	465	6.38%, 07/12/2023 ■	473
			1,046
		Panama - 0.1%
		Panama (Republic of)
	798	7.25%, 03/15/2015	870
	345	8.88%, 09/30/2027	483
	120	9.38%, 04/01/2029	176
			1,529
		Peru - 0.1%
		Peru (Republic of)
PEN	3,325	5.20%, 09/12/2023	1,187
	840	5.63%, 11/18/2050	857
	558	6.55%, 03/14/2037	656
	140	7.35%, 07/21/2025	178
PEN	75	7.84%, 08/12/2020	31
	1,455	8.38%, 05/03/2016	1,690
	259	8.75%, 11/21/2033	377
	25	9.88%, 02/06/2015	28
			5,004
		Philippines - 0.2%
		Philippines (Republic of)
	305	6.38%, 01/15/2032	357
	2,366	7.75%, 01/14/2031	3,099
	345	9.38%, 01/18/2017	430
	1,138	9.50%, 02/02/2030	1,707
	350	9.88%, 01/15/2019	472
			6,065
		Romania - 0.0%
		Romania (Republic of)
EUR	510	4.88%, 11/07/2019 §	712
	646	6.75%, 02/07/2022 §	729
			1,441
		Russia - 0.3%
		Russia (Federation of)
	200	3.63%, 04/29/2015 ■	208
	400	3.63%, 04/29/2015 §	416
RUB	27,105	6.80%, 12/11/2019	821
RUB	9,875	7.05%, 01/19/2028	279
	6,772	7.50%, 03/31/2030 §	7,940
RUB	27,055	7.60%, 04/14/2021	850
RUB	11,340	8.15%, 02/03/2027 Δ	358
			10,872
		Slovenia - 0.1%
		Slovenia (Republic of)
	475	5.50%, 10/26/2022 §	448
	1,880	5.85%, 05/10/2023 ■	1,782
			2,230
		South Africa - 0.0%
		South Africa (Republic of)
ZAR	6,970	7.00%, 02/28/2031	597
ZAR	4,045	8.75%, 02/28/2048	391
			988
		Turkey - 0.6%
		Turkey (Republic of)
	1,395	5.63%, 03/30/2021	1,472
	670	6.00%, 01/14/2041	647
	2,580	6.75%, 04/03/2018	2,896
	519	6.88%, 03/17/2036	559
	3,595	7.00%, 09/26/2016	4,008
	3,260	7.25%, 03/15/2015	3,505
	3,220	7.38%, 02/05/2025	3,703
	3,350	7.50%, 07/14/2017	3,844
	1,530	8.00%, 02/14/2034	1,855
			22,489
		Ukraine - 0.1%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	328
	200	6.25%, 06/17/2016 §	187
	1,380	6.58%, 11/21/2016 §	1,294
	260	6.75%, 11/14/2017 §	239
	105	6.88%, 09/23/2015 §	102
	605	7.50%, 04/17/2023 ■	528
	255	7.80%, 11/28/2022 ■	229
	600	7.95%, 02/23/2021 §	553
	220	9.25%, 07/24/2017 ■	220
			3,680
		Venezuela - 0.5%
		Venezuela (Republic of)
	2,715	5.75%, 02/26/2016 §	2,457
	4,138	7.00%, 03/31/2038 §	2,762
	1,100	8.25%, 10/13/2024 §	847
	2,335	9.25%, 09/15/2027	1,938
	3,260	9.25%, 05/07/2028 §	2,641
	5,320	9.38%, 01/13/2034	4,322
	1,030	11.75%, 10/21/2026 §	973
	2,185	11.95%, 08/05/2031 §	2,065
			18,005
		Total foreign government obligations
		(cost $170,904)	$161,555

21

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
MUNICIPAL BONDS - 0.4%
	General Obligations - 0.2%
	California State GO,
$725	7.30%, 10/01/2039	$936
230	7.60%, 11/01/2040	312
550	7.63%, 03/01/2040	740
	California State GO, Taxable,
2,570	7.55%, 04/01/2039	3,445
	Illinois State GO,
155	5.10%, 06/01/2033	143
585	5.67%, 03/01/2018	645
		6,221
	Miscellaneous - 0.0%
	California State Public Works Board Lease Rev,
50	8.36%, 10/01/2034	62

	Tax Allocation - 0.1%
	LA County CA Met Transportation Auth Sales Tax,
3,000	5.74%, 06/01/2039	3,313

	Transportation - 0.1%
	Grand Parkway Transportation Corp TX System Toll Rev,
1,195	5.18%, 10/01/2042 ☼	1,206
	New Jersey State Turnpike Auth,
250	7.10%, 01/01/2041	318
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	66
	New York & New Jersey PA,
1,850	4.46%, 10/01/2062	1,652
15	4.93%, 10/01/2051	15
350	5.86%, 12/01/2024	397
	North Texas Tollway Auth Rev,
455	6.72%, 01/01/2049	560
		4,214
	Total municipal bonds
	(cost $13,737)	$13,810

SENIOR FLOATING RATE INTERESTS♦ - 0.1%
	Arts, Entertainment and Recreation - 0.0%
	Kabel Deutschland Holding AG
$145	3.25%, 02/01/2019	$145

	Finance and Insurance - 0.0%
	Asurion LLC
865	07/08/2020 ◊☼	846
323	4.50%, 05/24/2019	323
		1,169
	Information - 0.0%
	Alcatel-Lucent
245	6.25%, 06/29/2016	248
109	7.25%, 01/30/2019	111
		359
	Mining - 0.0%
	Arch Coal, Inc.
406	5.75%, 05/16/2018	403

	Other Services - 0.0%
	Gardner Denver
1,140	07/30/2020 ◊☼	1,143

	Retail Trade - 0.0%
	J.C. Penney Co., Inc.
455	6.00%, 05/22/2018	457

	Utilities - 0.1%
	Texas Competitive Electric Holdings Co. LLC
1,949	4.72%, 10/10/2017	1,367

	Total senior floating rate interests
	(cost $5,067)	$5,043

U.S. GOVERNMENT SECURITIES - 1.5%
U.S. Treasury Securities - 1.5%
	U.S. Treasury Bonds - 0.2%
$5,800	4.50%, 02/15/2036	$6,757

	U.S. Treasury Notes - 1.3%
14,000	2.63%, 01/31/2018	14,862
28,800	3.25%, 12/31/2016 ╦‡	31,176
		46,038
		52,795
	Total U.S. government securities
	(cost $54,358)	$52,795

	Total long-term investments
	(cost $3,207,447)	$3,465,695

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,381, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $5,489)
$5,381	0.07%, 7/31/2013	$5,381
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $12,674,
collateralized by FHLMC 2.50% -
5.50%, 2019 - 2043, FNMA 2.00% -
6.08%, 2022 - 2043, GNMA 3.00%,
	2043, value of $12,927)
12,674	0.07%, 7/31/2013	12,674
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,563, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $4,654)
4,563	0.09%, 7/31/2013	4,563

22

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.6% - (continued)
Repurchase Agreements - 2.1% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $10,413, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $10,621)
$10,413	0.07%, 7/31/2013		$10,413
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $16,431, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $16,760)
16,431	0.06%, 7/31/2013		16,431
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $3,925,
collateralized by FHLMC 3.50% -
4.50%, 2026 - 2041, FNMA 3.50% -
	4.00%, 2040 - 2043, value of $4,004)
3,925	0.10%, 7/31/2013		3,925
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $8,104, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $8,266)
8,104	0.06%, 7/31/2013		8,104
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $15,236, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $15,541)
15,236	0.07%, 7/31/2013		15,236
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $37, collateralized by U.S. Treasury Note 2.38%, 2014, value of $38)
37	0.05%, 7/31/2013		37
			76,764
U.S. Treasury Bills - 1.5%
56,000	0.09%, 01/09/2014 ○		$55,984

	Total short-term investments
	(cost $132,740)		$132,748

	Total investments
	(cost $3,340,187) ▲	99.2%	$3,598,443
	Other assets and liabilities	0.8%	27,437
	Total net assets	100.0%	$3,625,880

23

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $3,341,271 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$310,397
Unrealized Depreciation	(53,225)
Net Unrealized Appreciation	$257,172

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $299,847, which represents 8.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $79,776, which represents 2.2% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $16,828 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $745 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $2,827, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

24

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 30-Year Bond Future	148	09/19/2013	$20,777	$19,841	$(936)
U.S. Treasury 5-Year Note Future	520	09/30/2013	63,656	63,111	(545)
U.S. Treasury CME Ultra Long Term Bond Future	102	09/19/2013	15,220	14,714	(506)
					$(1,987)
Short position contracts:
U.S. Treasury 10-Year Note Future	944	09/19/2013	$119,857	$119,357	$500

					$(1,487)

* The number of contracts does not omit 000's.

Cash of $1,137 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	09/04/2013	MSC	$184	$183	$(1)
BRL	Buy	09/04/2013	SCB	984	967	(17)
BRL	Buy	09/04/2013	UBS	484	444	(40)
BRL	Sell	09/04/2013	BOA	338	320	18
BRL	Sell	09/04/2013	MSC	2,514	2,385	129
BRL	Sell	09/04/2013	UBS	420	402	18
CHF	Buy	08/06/2013	JPM	205	206	1
COP	Buy	09/18/2013	SCB	153	155	2
COP	Sell	09/18/2013	BNP	878	881	(3)
COP	Sell	09/18/2013	SCB	759	756	3
COP	Sell	09/18/2013	UBS	214	217	(3)
EUR	Buy	08/05/2013	GSC	123	123	–
EUR	Sell	09/18/2013	CBK	3,199	3,187	12
EUR	Sell	09/18/2013	DEUT	854	866	(12)
GBP	Buy	08/05/2013	BOA	682	681	(1)
INR	Buy	09/18/2013	CBK	805	776	(29)
INR	Buy	09/18/2013	CSFB	229	224	(5)
INR	Sell	09/18/2013	JPM	1,015	1,000	15
MXN	Buy	09/18/2013	HSBC	965	974	9
MYR	Buy	09/18/2013	JPM	432	420	(12)
MYR	Buy	09/18/2013	SSG	88	86	(2)
NGN	Buy	12/09/2013	CBK	623	650	27
NGN	Buy	12/09/2013	JPM	145	146	1
NGN	Buy	12/09/2013	SCB	184	183	(1)
PEN	Sell	09/18/2013	BOA	1,259	1,238	21
PHP	Buy	09/18/2013	SSG	106	105	(1)
PHP	Buy	09/18/2013	UBS	414	413	(1)
RUB	Sell	09/18/2013	CSFB	318	308	10
RUB	Sell	09/18/2013	DEUT	1,233	1,221	12
RUB	Sell	09/18/2013	JPM	876	850	26
ZAR	Sell	09/18/2013	CSFB	619	629	(10)
ZAR	Sell	09/18/2013	JPM	427	439	(12)
						$154

25

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.19	BCLY	$35,500	5.00%	12/20/17	$521	$2,381	$1,860
CDX.NA.HY.20	BOA	6,045	5.00%	06/20/18	390	346	(44)
CDX.NA.HY.20	MSC	4,940	5.00%	06/20/18	180	282	102
Total					$1,091	$3,009	$1,918
Credit default swaps on single-name issues:
Buy protection:
Time Warner Cable, Inc.	BCLY	$685	(1.00)% / 1.93%	06/20/18	$(3)	$30	$33
Time Warner Cable, Inc.	GSC	545	(1.00)% / 1.93%	06/20/18	(3)	23	26
Time Warner Cable, Inc.	JPM	710	(1.00)% / 1.93%	06/20/18	(3)	31	34
Total					$(9)	$84	$93
Sell protection:
Societe Generale	MSC	$2,450	1.00% / 1.52%	03/20/18	$(98)	$(57)	$41
Telecom Italia S.p.A	BOA	1,000	1.00% / 3.11%	03/20/18	(105)	(90)	15
Total					$(203)	$(147)	$56
Total single name issues					$(212)	$(63)	$149
					$879	$2,946	$2,067

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
INR	Indian Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
RUB	New Ruble
ZAR	South African Rand

26

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.4%
Aa / AA	2.0
A	12.8
Baa / BBB	23.0
Ba / BB	4.1
B	3.0
Caa / CCC or Lower	2.0
Unrated	0.4
U.S. Government Agencies and Securities	3.0
Non-Debt Securities and Other Short-Term Instruments	48.5
Other Assets & Liabilities	0.8
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

27

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$52,674	$–	$38,787	$13,887
Common Stocks ‡	1,679,968	1,514,999	164,969	–
Corporate Bonds	1,495,615	–	1,490,661	4,954
Foreign Government Obligations	161,555	–	161,555	–
Municipal Bonds	13,810	–	13,810	–
Preferred Stocks	4,235	4,235	–	–
Senior Floating Rate Interests	5,043	–	5,043	–
U.S. Government Securities	52,795	–	52,795	–
Short-Term Investments	132,748	–	132,748	–
Total	$3,598,443	$1,519,234	$2,060,368	$18,841
Credit Default Swaps *	2,111	–	2,111	–
Foreign Currency Contracts *	304	–	304	–
Futures *	500	500	–	–
Total	$2,915	$500	$2,415	$–
Liabilities:
Credit Default Swaps *	44	–	44	–
Foreign Currency Contracts *	150	–	150	–
Futures *	1,987	1,987	–	–
Total	$2,181	$1,987	$194	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8,740	$1,884	$(516	)†	$654	$12,107	$(8,106)	$—	$(876)	$13,887
Corporate Bonds and Foreign Government Obligations	3,056	—	(81	)‡	—	3,145	(1)	—	(1,165)	4,954
Total	$11,796	$1,884	$(597)		$654	$15,252	$(8,107)	$—	$(2,041)	$18,841

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(280).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(81).

28

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Automobiles and Components - 6.6%
77	Dana Holding Corp.	$1,676
23,921	Ford Motor Co.	403,790
97	General Motors Co. ●	3,475
7,419	Goodyear (The) Tire & Rubber Co. ●	137,255
61	Harley-Davidson, Inc.	3,444
80	Hyundai Motor Co., Ltd.	16,533
30	Tenneco Automotive, Inc. ●	1,470
2,501	TRW Automotive Holdings Corp. ●	183,334
		750,977
	Banks - 1.9%
4,228	Grupo Financiero Banorte S.A.B. de C.V.	26,671
25,451	Mitsubishi UFJ Financial Group, Inc.	157,875
252	PNC Financial Services Group, Inc.	19,148
444	Wells Fargo & Co.	19,316
		223,010
	Capital Goods - 6.4%
46	3M Co.	5,349
55	AGCO Corp.	3,091
66	AMETEK, Inc.	3,055
142	Armstrong World Industries, Inc. ●	7,092
54	Assa Abloy Ab	2,408
394	BAE Systems plc	2,673
70	Belden, Inc.	4,128
1,318	Cummins, Inc.	159,765
266	DigitalGlobe, Inc. ●	8,613
64	Eaton Corp. plc	4,401
57	Flowserve Corp.	3,257
97	Gencorp, Inc. ●	1,698
256	HD Supply Holdings, Inc. ●	5,473
31	Illinois Tool Works, Inc.	2,235
4,405	KBR, Inc.	137,795
52	Lockheed Martin Corp.	6,245
149	Meggitt plc	1,246
68	Northrop Grumman Corp.	6,256
1,803	Owens Corning, Inc. ●	71,192
26	Polypore International, Inc. ●	1,077
118	Rexel S.A.	2,860
5,629	Rolls-Royce Holdings plc	100,365
2,388	Safran S.A.	140,208
38	Stanley Black & Decker, Inc.	3,257
91	Titan International, Inc.	1,564
216	TransDigm Group, Inc.	31,255
45	United Technologies Corp.	4,714
80	WESCO International, Inc. ●	6,046
		727,318
	Commercial and Professional Services - 1.1%
45	ADT (The) Corp.	1,817
81	Herman Miller, Inc.	2,263
69	IHS, Inc. ●	7,569
85	Knoll, Inc.	1,405
3,099	Nielsen Holdings N.V.	103,573
38	Verisk Analytics, Inc. ●	2,431
64	Waste Connections, Inc.	2,765
		121,823
	Consumer Durables and Apparel - 0.3%
159	D.R. Horton, Inc.	3,187
29	Deckers Outdoor Corp. ●	1,601
194	Fifth & Pacific Cos., Inc. ●	4,609
24	Fossil Group, Inc. ●	2,600
107	Lennar Corp.	3,627
46	Lululemon Athletica, Inc. ●	3,173
183	Mattel, Inc.	7,681
144	Pulte Group, Inc. ●	2,390
18	PVH Corp.	2,333
174	Quiksilver, Inc. ●	1,098
1,247	Samsonite International S.A.	3,414
57	Tempur Sealy International, Inc. ●	2,245
116	Vera Bradley, Inc. ●	2,812
		40,770
	Consumer Services - 3.6%
54	American Public Education, Inc. ●	2,133
233	Bloomin' Brands, Inc. ●	5,494
166	Burger King Worldwide, Inc.	3,186
3,187	Compass Group plc	43,577
35	DeVry, Inc.	1,064
7,156	Diamond Resorts LLC ⌂●†	98,968
735	Dunkin' Brands Group, Inc.	31,762
123	Grand Canyon Education, Inc. ●	4,168
657	MGM China Holdings Ltd.	1,892
70	Penn National Gaming, Inc. ●	3,516
98	Service Corp. International	1,864
589	Starbucks Corp.	41,932
85	Tim Hortons, Inc.	4,913
31	Whitbread plc	1,536
2,543	Wyndham Worldwide Corp.	158,405
32	Yum! Brands, Inc.	2,363
		406,773
	Diversified Financials - 6.6%
1,268	Ameriprise Financial, Inc.	112,855
65	Banca Generali S.p.A.	1,627
139	Bank of America Corp.	2,027
44	BlackRock, Inc.	12,337
2,967	Citigroup, Inc.	154,687
258	E*Trade Financial Corp. ●	3,843
504	IntercontinentalExchange, Inc. ●	91,955
59	Invesco Ltd.	1,900
6,304	JP Morgan Chase & Co.	351,338
164	Julius Baer Group Ltd.	7,464
61	LPL Financial Holdings, Inc.	2,307
34	Northern Trust Corp.	1,979
127	Platform Acquisition ●	1,353
46	Silver Eagle Acquisition Corp.	464
98	Waddell & Reed Financial, Inc. Class A	4,985
93	Wisdomtree Investment, Inc. ●	1,204
		752,325
	Energy - 5.7%
114	Anadarko Petroleum Corp.	10,115
58	Atwood Oceanics, Inc. ●	3,258
50	Baker Hughes, Inc.	2,357
7,417	BG Group plc	133,740
2,796	BP plc ADR	115,851
41	Cameron International Corp. ●	2,459
128	Canadian Natural Resources Ltd. ADR	3,958
5,054	Chesapeake Energy Corp.	117,750
41	Chevron Corp.	5,153
1,167	Cobalt International Energy, Inc. ●	33,655

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Energy - 5.7% - (continued)
39	Continental Resources, Inc. ●	$3,627
34	Exxon Mobil Corp.	3,175
2,147	Halliburton Co.	97,044
—	Inpex Corp.	813
13,409	JX Holdings, Inc.	71,176
862	Karoon Gas Australia Ltd. ●	4,388
100	Kior, Inc. ●	481
366	McDermott International, Inc. ●	3,168
51	National Oilwell Varco, Inc.	3,578
68	Newfield Exploration Co. ●	1,666
71	Occidental Petroleum Corp.	6,313
69	Pioneer Natural Resources Co.	10,622
111	QEP Resources, Inc.	3,370
35	Royal Dutch Shell plc ADR	2,451
119	Southwestern Energy Co. ●	4,612
87	Suncor Energy, Inc.	2,760
96	Superior Energy Services, Inc. ●	2,470
97	Trican Well Service Ltd.	1,422
75	Whiting Petroleum Corp. ●	3,872
		655,304
	Food and Staples Retailing - 4.0%
4,203	CVS Caremark Corp.	258,412
47	FamilyMart Co., Ltd.	2,091
4,871	Kroger (The) Co.	191,300
86	Walgreen Co.	4,310
43	Wal-Mart Stores, Inc.	3,320
		459,433
	Food, Beverage and Tobacco - 2.4%
1,580	Anheuser-Busch InBev N.V.	151,902
98	Asahi Group Holdings Ltd.	2,484
26	Bunge Ltd. Finance Corp.	1,946
194	Diageo Capital plc	6,083
35	Green Mountain Coffee Roasters, Inc. ●	2,720
640	Hillshire (The) Brands Co.	22,544
113	Imperial Tobacco Group plc	3,793
73	Kraft Foods Group, Inc.	4,137
109,255	LT Group, Inc.	52,293
187	Maple Leaf Foods, Inc. w/ Rights	2,612
57	Molson Coors Brewing Co.	2,849
56	Monster Beverage Corp. ●	3,409
92	PepsiCo, Inc.	7,690
32	Philip Morris International, Inc.	2,874
87	Unilever N.V. NY Shares ADR	3,477
272	Universal Robina Corp.	780
		271,593
	Health Care Equipment and Services - 2.8%
1,201	Aetna, Inc.	77,041
9,230	Boston Scientific Corp. ●	100,792
51	Brookdale Senior Living, Inc. ●	1,482
199	Cardinal Health, Inc.	9,964
766	CareView Communications, Inc. ⌂	475
118	Catamaran Corp. ●	6,210
43	CIGNA Corp.	3,318
1,467	Covidien plc	90,399
429	Hologic, Inc. ●	9,733
146	Medtronic, Inc.	8,050
60	St. Jude Medical, Inc.	3,143
62	UnitedHealth Group, Inc.	4,510
10	Wellpoint, Inc.	873
		315,990
	Household and Personal Products - 0.8%
194	Coty, Inc. ●	3,336
46	Estee Lauder Co., Inc.	3,033
3,074	Svenska Cellulosa AB Class B	81,328
		87,697
	Insurance - 5.0%
41	ACE Ltd.	3,761
1,240	Aflac, Inc.	76,498
6,655	American International Group, Inc. ●	302,860
68	Assicurazioni Generali S.p.A.	1,345
152	Assured Guaranty Ltd.	3,284
154	AXA S.A.	3,389
12,537	China Pacific Insurance Co., Ltd.	41,910
100	Delta Lloyd N.V.	2,155
1,377	Fidelity National Financial, Inc.	33,713
90	Lincoln National Corp.	3,740
139	Marsh & McLennan Cos., Inc.	5,815
113	MetLife, Inc.	5,448
30	Principal Financial Group, Inc.	1,322
56	Reinsurance Group of America, Inc.	3,809
968	Swiss Re Ltd.	77,147
157	T&D Holdings, Inc.	1,978
103	Tokio Marine Holdings, Inc.	3,287
58	Unum Group	1,849
		573,310
	Materials - 2.1%
27	Air Liquide	3,524
295	Allied Nevada Gold Corp. ●	1,965
6,387	AuRico Gold, Inc.	29,571
40	Ball Corp.	1,787
6,004	Barrick Gold Corp.	101,885
110	Cabot Corp.	4,509
39	Celanese Corp.	1,889
529	Continental Gold Ltd. ●	2,097
74	Dow Chemical Co.	2,600
51	International Paper Co.	2,488
64	Methanex Corp. ADR	3,065
25,264	Mitsui Chemicals, Inc.	58,364
270	Molycorp, Inc. ●	2,017
42	Monsanto Co.	4,126
110	Norbord, Inc.	3,482
6	OCI Co., Ltd.	873
57	Packaging Corp. of America	3,051
43	Reliance Steel & Aluminum	3,039
54	Rock Tenn Co. Class A	6,163
43	SunCoke Energy, Inc. ●	674
25	Wacker Chemie AG	2,449
		239,618
	Media - 2.7%
55	CBS Corp. Class B	2,926
16	Charter Communications, Inc. ●	1,972
60	DISH Network Corp.	2,679
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
9,602	Interpublic Group of Cos., Inc.	157,954
121	Omnicom Group, Inc.	7,773

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Media - 2.7% - (continued)
109	Pandora Media, Inc. ●	$1,997
33	Time Warner Cable, Inc.	3,719
2,084	Time Warner, Inc.	129,781
145	WPP plc	2,621
		311,422
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7%
42	Agilent Technologies, Inc.	1,885
18	Algeta ASA ●	726
42	Alkermes plc ●	1,418
141	Almirall S.A.	1,852
10	Alnylam Pharmaceuticals, Inc. ●	463
25	Amgen, Inc.	2,686
3,625	Arena Pharmaceuticals, Inc. ●	25,196
108	AstraZeneca plc	5,499
261	AVANIR Pharmeceuticals, Inc. ●	1,230
3,518	Bristol-Myers Squibb Co.	152,136
444	Celgene Corp. ●	65,186
9,681	Excel Medical Fund L.P. ⌂●†Ђ	6,438
6,867	Gilead Sciences, Inc. ●	421,977
444	Grifols S.A. ADR	14,079
132	Johnson & Johnson	12,297
597	Merck & Co., Inc.	28,750
22	Onyx Pharmaceuticals, Inc. ●	2,824
131	Pfizer, Inc.	3,817
13	Puma Biotechnology, Inc. ●	675
21	Regeneron Pharmaceuticals, Inc. ●	5,728
54	Roche Holding AG	13,204
30	Seattle Genetics, Inc. ●	1,207
24	Tesaro, Inc. ●	805
8,043	Teva Pharmaceutical Industries Ltd. ADR	319,324
1,156	TherapeuticsMD, Inc. ●	2,670
122	Vertex Pharmaceuticals, Inc. ●	9,766
90	WuXi PharmaTech Cayman, Inc. ●	1,988
76	Zoetis, Inc.	2,254
		1,106,080
	Real Estate - 0.8%
29	AvalonBay Communities, Inc. REIT	3,871
22	Boston Properties, Inc. REIT	2,310
1,834	Realogy Holdings Corp. ●	82,450
8	Unibail Rodamco REIT	1,974
60	Weyerhaeuser Co. REIT	1,701
		92,306
	Retailing - 8.8%
21	Abercrombie & Fitch Co. Class A	1,027
110	Aeropostale, Inc. ●	1,672
181	Ascena Retail Group, Inc. ●	3,448
383	AutoZone, Inc. ●	171,772
11,396	Best Buy Co., Inc.	342,906
36,752	Buck Holdings L.P. ⌂●†	2,488
26	Buckle (The), Inc.	1,475
100	Dick's Sporting Goods, Inc.	5,122
51	Dollar Tree, Inc. ●	2,745
10	Expedia, Inc.	462
1,071	Five Below, Inc. ●	41,611
92	GameStop Corp. Class A	4,518
49	Gap, Inc.	2,258
35	GNC Holdings, Inc.	1,826
302	Groupon, Inc. ●	2,672
40,379	Intime Retail Group Co., Ltd.	41,667
3,582	Liberty Media - Interactive A ●	87,603
91	LKQ Corp. ●	2,375
469	Lowe's Co., Inc.	20,892
41	Men's Wearhouse, Inc.	1,622
136	Priceline.com, Inc. ●	118,995
175	Rakuten, Inc.	2,358
29	Sears Hometown and Outlet Stores, Inc. ●	1,272
76	Target Corp.	5,387
2,496	TJX Cos., Inc.	129,892
54	TripAdvisor, Inc. ●	4,065
		1,002,130
	Semiconductors and Semiconductor Equipment - 4.8%
102	Analog Devices, Inc.	5,023
708	ASML Holding N.V.	63,606
1,088	Broadcom Corp. Class A	29,999
6,874	GLC-Poly Energy Holdings, Ltd. ●	1,752
592	GT Advanced Technologies, Inc. ●	3,074
8,444	Intel Corp.	196,751
155	Maxim Integrated Products, Inc.	4,424
9,432	Micron Technology, Inc. ●	124,980
1,231	NXP Semiconductors N.V. ●	40,188
4	Samsung Electronics Co., Ltd.	4,624
200	Skyworks Solutions, Inc. ●	4,795
802	SunEdison, Inc. ●	8,087
3,690	Teradyne, Inc. ●	60,849
		548,152
	Software and Services - 8.2%
35	Accenture plc	2,554
277	Activision Blizzard, Inc.	4,985
1,963	Akamai Technologies, Inc. ●	92,653
3,083	Amadeus IT Holding S.A. Class A	106,032
150	Autodesk, Inc. ●	5,291
55	Automatic Data Processing, Inc.	3,939
77	Booz Allen Hamilton Holding Corp.	1,656
446	Cadence Design Systems, Inc. ●	6,506
92	Check Point Software Technologies Ltd. ADR ●	5,171
38	Citrix Systems, Inc. ●	2,728
35	Cognizant Technology Solutions Corp. ●	2,512
80	Concur Technologies, Inc. ●	7,117
40	eBay, Inc. ●	2,062
5,911	Genpact Ltd.	120,519
74	Global Payments, Inc.	3,429
193	Google, Inc. ●	171,307
81	IAC/InterActiveCorp.	4,121
182	iGate Corp. ●	4,253
42	LinkedIn Corp. Class A ●	8,588
6,796	Microsoft Corp.	216,328
3,402	Monitise plc ●	1,967
295	Oracle Corp.	9,533
79	Rovi Corp. ●	1,781
112	ServiceNow, Inc. ●	4,897
94	Teradata Corp. ●	5,580
157	Web.com Group, Inc. ●	4,084
4,667	Yahoo!, Inc. ●	131,090
473	Zynga, Inc. ●	1,410
		932,093

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Technology Hardware and Equipment - 2.4%
1,064	Alcatel - Lucent ADR ●	$2,703
3	Apple, Inc.	1,358
4,862	Cisco Systems, Inc.	124,216
675	EMC Corp.	17,651
139	Hewlett-Packard Co.	3,569
386	JDS Uniphase Corp. ●	5,663
1,786	Lenovo Group Ltd.	1,626
836	Motorola Solutions, Inc.	45,832
1,331	SanDisk Corp. ●	73,370
		275,988
	Telecommunication Services - 0.9%
2,482	Intelsat S.A. ●	53,224
10,319	Portugal Telecom SGPS S.A.	39,372
78	T-Mobile US, Inc.	1,882
46	Verizon Communications, Inc.	2,289
752	Vodafone Group plc	2,252
		99,019
	Transportation - 7.8%
66	C.H. Robinson Worldwide, Inc.	3,915
19	Canadian National Railway Co.	1,859
3,479	Delta Air Lines, Inc. ●	73,863
21	FedEx Corp.	2,173
12,270	Hertz Global Holdings, Inc. ●	314,233
17,892	JetBlue Airways Corp. ●	117,017
425	Kansas City Southern	45,820
188	Knight Transportation, Inc.	3,188
27	Norfolk Southern Corp.	1,983
8,819	United Continental Holdings, Inc. ●	307,338
162	United Parcel Service, Inc. Class B	14,049
		885,438
	Utilities - 0.9%
140	Calpine Corp. ●	2,802
24,676	China Longyuan Power Group Corp.	25,953
52	Entergy Corp.	3,478
2,429	NRG Energy, Inc.	65,136
507	Snam S.p.A.	2,398
111	UGI Corp.	4,677
137	Xcel Energy, Inc.	4,102
		108,546
	Total common stocks
	(cost $8,941,066)	$10,987,115

PREFERRED STOCKS - 0.7%
	Media - 0.7%
1,930	ProSieben Sat.1 Media AG	$79,027

	Total preferred stocks
	(cost $76,429)	$79,027
WARRANTS - 0.0%
	Telecommunication Services - 0.0%
127	Platform Acquisition ⌂	22

	Total warrants
	(cost $1)	$22

	Total long-term investments
	(cost $9,017,496)	$11,066,164

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $14,109, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $14,391)
$14,109	0.07%, 7/31/2013	$14,109
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $33,229,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
- 2043, GNMA 3.00%, 2043, value of
	$33,894)
33,229	0.07%, 7/31/2013	33,229
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $11,963, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $12,202)
11,963	0.09%, 7/31/2013	11,963
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $27,302, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $27,848)
27,302	0.07%, 7/31/2013	27,302
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $43,082, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $43,943)
43,082	0.06%, 7/31/2013	43,082
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $10,292,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $10,498)
10,292	0.10%, 7/31/2013	10,292
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $21,249, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $21,674)
21,249	0.06%, 7/31/2013	21,249

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $39,947, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $40,746)
$39,947	0.07%, 7/31/2013		$39,947
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $96, collateralized by U.S. Treasury Note 2.38%, 2014, value of $99)
96	0.05%, 7/31/2013		96
			201,269
	Total short-term investments
	(cost $201,269)		$201,269

	Total investments
	(cost $9,218,765) ▲	98.8%	$11,267,433
	Other assets and liabilities	1.2%	137,632
	Total net assets	100.0%	$11,405,065

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $9,139,160 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,436,408
Unrealized Depreciation	(308,135)
Net Unrealized Appreciation	$2,128,273

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $107,894, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Ђ	As of July 31, 2013, the Fund has future commitments to purchase an additional $2,391.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

5

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$2,453
03/2013	766	CareView Communications, Inc.	379
07/2011	7,156	Diamond Resorts LLC	89,870
05/2011 - 06/2013	9,681	Excel Medical Fund L.P.	9,681
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636
05/2013	127	Platform Acquisition Warrants	1

At July 31, 2013, the aggregate value of these securities was $108,391, which represents 1.0% of total net assets.

6

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	08/02/2013	GSC	$808	$806	$(2)
EUR	Buy	08/05/2013	GSC	952	950	(2)
EUR	Buy	08/01/2013	HSBC	846	848	2
EUR	Buy	08/02/2013	HSBC	304	305	1
EUR	Buy	08/01/2013	UBS	279	280	1
JPY	Buy	12/12/2013	CBK	157,705	159,329	1,624
JPY	Buy	12/12/2013	CSFB	55,205	52,533	(2,672)
JPY	Buy	08/05/2013	UBS	130	130	—
JPY	Buy	12/12/2013	UBS	38,309	36,489	(1,820)
JPY	Sell	12/12/2013	BCLY	150,841	132,900	17,941
JPY	Sell	12/12/2013	CSFB	73,636	64,994	8,642
JPY	Sell	12/12/2013	DEUT	113,999	95,529	18,470
JPY	Sell	12/12/2013	GSC	73,690	64,994	8,696
JPY	Sell	12/12/2013	MSC	113,920	95,529	18,391
JPY	Sell	12/12/2013	UBS	35,408	33,460	1,948
						$71,220

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$750,977	$734,444	$16,533	$—
Banks	223,010	65,135	157,875	—
Capital Goods	727,318	477,558	249,760	—
Commercial and Professional Services	121,823	121,823	—	—
Consumer Durables and Apparel	40,770	37,356	3,414	—
Consumer Services	406,773	260,800	47,005	98,968
Diversified Financials	752,325	743,234	9,091	—
Energy	655,304	445,187	210,117	—
Food and Staples Retailing	459,433	457,342	2,091	—
Food, Beverage and Tobacco	271,593	54,258	217,335	—
Health Care Equipment and Services	315,990	315,990	—	—
Household and Personal Products	87,697	6,369	81,328	—
Insurance	573,310	442,099	131,211	—
Materials	239,618	174,408	65,210	—
Media	311,422	308,801	2,621	—
Pharmaceuticals, Biotechnology and Life Sciences	1,106,080	1,078,361	21,281	6,438
Real Estate	92,306	90,332	1,974	—
Retailing	1,002,130	955,617	44,025	2,488
Semiconductors and Semiconductor Equipment	548,152	541,776	6,376	—
Software and Services	932,093	826,061	106,032	—
Technology Hardware and Equipment	275,988	274,362	1,626	—
Telecommunication Services	99,019	57,395	41,624	—
Transportation	885,438	885,438	—	—
Utilities	108,546	80,195	28,351	—
Total	10,987,115	9,434,341	1,444,880	107,894
Preferred Stocks	79,027	—	79,027	—
Warrants	22	22	—	—
Short-Term Investments	201,269	—	201,269	—
Total	$11,267,433	$9,434,363	$1,725,176	$107,894
Foreign Currency Contracts*	75,716	—	75,716	—
Total	$75,716	$—	$75,716	$—
Liabilities:
Foreign Currency Contracts*	4,496	—	4,496	—
Total	$4,496	$—	$4,496	$—

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$146,489	$(78,714)	$79,787	*	$—	$790	$(40,458)	$—	$—	$107,894
Total	$146,489	$(78,714)	$79,787		$—	$790	$(40,458)	$—	$—	$107,894

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(31,701).

8

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles and Components - 1.5%
51	Dana Holding Corp.	$1,111
460	Ford Motor Co.	7,763
65	General Motors Co. ●	2,344
41	Harley-Davidson, Inc.	2,328
20	Tenneco Automotive, Inc. ●	966
		14,512
	Banks - 3.2%
392	Grupo Financiero Banorte S.A.B. de C.V.	2,475
886	Mitsubishi UFJ Financial Group, Inc.	5,495
148	PNC Financial Services Group, Inc.	11,278
255	Wells Fargo & Co.	11,110
		30,358
	Capital Goods - 7.7%
17	3M Co.	2,001
37	AGCO Corp.	2,104
46	AMETEK, Inc.	2,106
102	Armstrong World Industries, Inc. ●	5,109
38	Assa Abloy Ab	1,666
270	BAE Systems plc	1,829
47	Belden, Inc.	2,749
16	Cummins, Inc.	1,903
190	DigitalGlobe, Inc. ●	6,155
24	Eaton Corp. plc	1,651
39	Flowserve Corp.	2,211
67	Gencorp, Inc. ●	1,173
188	HD Supply Holdings, Inc. ●	4,019
21	Illinois Tool Works, Inc.	1,548
165	KBR, Inc.	5,174
34	Lockheed Martin Corp.	4,092
104	Meggitt plc	869
45	Northrop Grumman Corp.	4,149
148	Owens Corning, Inc. ●	5,858
17	Polypore International, Inc. ●	699
79	Rexel S.A.	1,918
181	Rolls-Royce Holdings plc	3,235
31	Safran S.A.	1,827
15	Stanley Black & Decker, Inc.	1,231
62	Titan International, Inc.	1,062
10	TransDigm Group, Inc.	1,435
17	United Technologies Corp.	1,771
52	WESCO International, Inc. ●	3,971
		73,515
	Commercial and Professional Services - 1.5%
31	ADT (The) Corp.	1,256
56	Herman Miller, Inc.	1,571
52	IHS, Inc. ●	5,663
48	Knoll, Inc.	785
39	Nielsen Holdings N.V.	1,303
27	Verisk Analytics, Inc. ●	1,706
44	Waste Connections, Inc.	1,908
		14,192
	Consumer Durables and Apparel - 3.0%
109	D.R. Horton, Inc.	2,187
20	Deckers Outdoor Corp. ●	1,080
130	Fifth & Pacific Cos., Inc. ●	3,102
16	Fossil Group, Inc. ●	1,747
80	Lennar Corp.	2,696
34	Lululemon Athletica, Inc. ●	2,379
128	Mattel, Inc.	5,375
97	Pulte Group, Inc. ●	1,608
12	PVH Corp.	1,595
121	Quiksilver, Inc. ●	764
949	Samsonite International S.A.	2,597
38	Tempur Sealy International, Inc. ●	1,494
75	Vera Bradley, Inc. ●	1,820
		28,444
	Consumer Services - 2.9%
37	American Public Education, Inc. ●	1,442
174	Bloomin' Brands, Inc. ●	4,104
124	Burger King Worldwide, Inc.	2,385
91	Compass Group plc	1,239
21	DeVry, Inc.	627
34	Dunkin' Brands Group, Inc.	1,454
84	Grand Canyon Education, Inc. ●	2,838
454	MGM China Holdings Ltd.	1,308
49	Penn National Gaming, Inc. ●	2,427
68	Service Corp. International	1,294
60	Tim Hortons, Inc.	3,445
22	Whitbread plc	1,071
44	Wyndham Worldwide Corp.	2,759
23	Yum! Brands, Inc.	1,655
		28,048
	Diversified Financials - 5.3%
56	Ameriprise Financial, Inc.	5,027
46	Banca Generali S.p.A.	1,157
84	Bank of America Corp.	1,231
25	BlackRock, Inc.	7,025
50	Citigroup, Inc.	2,628
174	E*Trade Financial Corp. ●	2,586
24	IntercontinentalExchange, Inc. ●	4,334
41	Invesco Ltd.	1,304
216	JP Morgan Chase & Co.	12,020
108	Julius Baer Group Ltd.	4,916
38	LPL Financial Holdings, Inc.	1,434
22	Northern Trust Corp.	1,282
90	Platform Acquisition ●	960
35	Silver Eagle Acquisition Corp.	347
59	Solar Cayman Ltd. ⌂■●†	4
65	Waddell & Reed Financial, Inc. Class A	3,317
65	Wisdomtree Investment, Inc. ●	844
		50,416
	Energy - 8.5%
77	Anadarko Petroleum Corp.	6,810
39	Atwood Oceanics, Inc. ●	2,214
33	Baker Hughes, Inc.	1,556
540	BG Group plc	9,746
93	BP plc ADR	3,868
28	Cameron International Corp. ●	1,672
84	Canadian Natural Resources Ltd. ADR	2,610
15	Chevron Corp.	1,936
307	Cobalt International Energy, Inc. ●	8,843
26	Continental Resources, Inc. ●	2,400
13	Exxon Mobil Corp.	1,209
82	Halliburton Co.	3,690
413	JX Holdings, Inc.	2,193
582	Karoon Gas Australia Ltd. ●	2,961

1

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Energy - 8.5% - (continued)
67	Kior, Inc. ●	$321
246	McDermott International, Inc. ●	2,128
31	National Oilwell Varco, Inc.	2,196
44	Newfield Exploration Co. ●	1,088
40	Occidental Petroleum Corp.	3,582
47	Pioneer Natural Resources Co.	7,343
73	QEP Resources, Inc.	2,221
13	Royal Dutch Shell plc ADR	921
73	Southwestern Energy Co. ●	2,822
33	Suncor Energy, Inc.	1,034
65	Superior Energy Services, Inc. ●	1,677
68	Trican Well Service Ltd.	1,003
50	Whiting Petroleum Corp. ●	2,584
		80,628
	Food and Staples Retailing - 1.1%
59	CVS Caremark Corp.	3,622
32	FamilyMart Co., Ltd.	1,394
64	Walgreen Co.	3,227
27	Wal-Mart Stores, Inc.	2,065
		10,308
	Food, Beverage and Tobacco - 3.6%
54	Anheuser-Busch InBev N.V.	5,218
67	Asahi Group Holdings Ltd.	1,707
16	Bunge Ltd. Finance Corp.	1,178
133	Diageo Capital plc	4,173
24	Green Mountain Coffee Roasters, Inc. ●	1,860
41	Hillshire (The) Brands Co.	1,447
71	Imperial Tobacco Group plc	2,395
27	Kraft Foods Group, Inc.	1,538
2,042	LT Group, Inc.	978
128	Maple Leaf Foods, Inc. w/ Rights	1,787
34	Molson Coors Brewing Co.	1,680
39	Monster Beverage Corp. ●	2,385
63	PepsiCo, Inc.	5,293
12	Philip Morris International, Inc.	1,066
33	Unilever N.V. NY Shares ADR	1,302
191	Universal Robina Corp.	548
		34,555
	Health Care Equipment and Services - 3.6%
16	Aetna, Inc.	1,012
35	Brookdale Senior Living, Inc. ●	1,031
136	Cardinal Health, Inc.	6,836
1,635	CareView Communications, Inc. ●	1,014
90	Catamaran Corp. ●	4,726
29	CIGNA Corp.	2,265
313	Hologic, Inc. ●	7,096
98	Medtronic, Inc.	5,432
41	St. Jude Medical, Inc.	2,143
34	UnitedHealth Group, Inc.	2,455
7	Wellpoint, Inc.	590
		34,600
	Household and Personal Products - 0.6%
147	Coty, Inc. ●	2,519
33	Estee Lauder Co., Inc.	2,153
54	Svenska Cellulosa AB Class B	1,424
		6,096
	Insurance - 5.5%
16	ACE Ltd.	1,419
32	Aflac, Inc.	1,986
367	American International Group, Inc. ●	16,697
47	Assicurazioni Generali S.p.A.	927
101	Assured Guaranty Ltd.	2,192
106	AXA S.A.	2,341
1,177	China Pacific Insurance Co., Ltd.	3,936
69	Delta Lloyd N.V.	1,488
53	Fidelity National Financial, Inc.	1,308
61	Lincoln National Corp.	2,529
52	Marsh & McLennan Cos., Inc.	2,176
82	MetLife, Inc.	3,952
17	Principal Financial Group, Inc.	744
36	Reinsurance Group of America, Inc.	2,424
39	Swiss Re Ltd.	3,120
107	T&D Holdings, Inc.	1,351
73	Tokio Marine Holdings, Inc.	2,330
36	Unum Group	1,131
		52,051
	Materials - 4.4%
18	Air Liquide	2,445
196	Allied Nevada Gold Corp. ●	1,306
259	AuRico Gold, Inc.	1,198
28	Ball Corp.	1,259
338	Barrick Gold Corp.	5,731
66	Cabot Corp.	2,716
25	Celanese Corp.	1,211
371	Continental Gold Ltd. ●	1,471
28	Dow Chemical Co.	975
3,566	Greatview Aseptic Packaging Co., Ltd.	2,148
19	International Paper Co.	929
43	Methanex Corp. ADR	2,059
173	Molycorp, Inc. ●	1,294
32	Monsanto Co.	3,136
73	Norbord, Inc.	2,301
4	OCI Co., Ltd.	602
39	Packaging Corp. of America	2,106
29	Reliance Steel & Aluminum	2,004
41	Rock Tenn Co. Class A	4,692
28	SunCoke Energy, Inc. ●	441
17	Wacker Chemie AG	1,678
		41,702
	Media - 1.9%
38	CBS Corp. Class B	1,992
11	Charter Communications, Inc. ●	1,361
41	DISH Network Corp.	1,839
84	Omnicom Group, Inc.	5,429
74	Pandora Media, Inc. ●	1,353
18	Time Warner Cable, Inc.	2,074
47	Time Warner, Inc.	2,901
54	WPP plc	983
		17,932
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
29	Agilent Technologies, Inc.	1,293
12	Algeta ASA ●	505
31	Alkermes plc ●	1,039
95	Almirall S.A.	1,241
7	Alnylam Pharmaceuticals, Inc. ●	323
17	Amgen, Inc.	1,830

2

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2% - (continued)
583	Arena Pharmaceuticals, Inc. ●	$4,052
82	AstraZeneca plc	4,183
78	AstraZeneca plc ADR	3,966
168	AVANIR Pharmeceuticals, Inc. ●	792
304	Bristol-Myers Squibb Co.	13,147
23	Celgene Corp. ●	3,380
144	Gilead Sciences, Inc. ●	8,820
11	Grifols S.A. ADR	340
69	Johnson & Johnson	6,414
372	Merck & Co., Inc.	17,918
15	Onyx Pharmaceuticals, Inc. ●	1,950
73	Pfizer, Inc.	2,143
9	Puma Biotechnology, Inc. ●	470
15	Regeneron Pharmaceuticals, Inc. ●	3,952
30	Roche Holding AG	7,488
21	Seattle Genetics, Inc. ●	845
16	Tesaro, Inc. ●	559
219	Teva Pharmaceutical Industries Ltd. ADR	8,712
728	TherapeuticsMD, Inc. ●	1,681
82	Vertex Pharmaceuticals, Inc. ●	6,517
82	WuXi PharmaTech Cayman, Inc. ●	1,825
53	Zoetis, Inc.	1,583
		106,968
	Real Estate - 0.9%
15	AvalonBay Communities, Inc. REIT	2,038
17	Boston Properties, Inc. REIT	1,832
54	Realogy Holdings Corp. ●	2,433
6	Unibail Rodamco REIT	1,378
36	Weyerhaeuser Co. REIT	1,017
		8,698
	Retailing - 6.5%
13	Abercrombie & Fitch Co. Class A	673
71	Aeropostale, Inc. ●	1,068
727	Allstar Co. ⌂●†	1,499
122	Ascena Retail Group, Inc. ●	2,319
3	AutoZone, Inc. ●	1,319
182	Best Buy Co., Inc.	5,484
1,405	Buck Holdings L.P. ⌂●†	95
18	Buckle (The), Inc.	991
75	Dick's Sporting Goods, Inc.	3,833
35	Dollar Tree, Inc. ●	1,867
7	Expedia, Inc.	311
11	Five Below, Inc. ●	415
62	GameStop Corp. Class A	3,049
34	Gap, Inc.	1,561
23	GNC Holdings, Inc.	1,215
205	Groupon, Inc. ●	1,815
1,745	Intime Retail Group Co., Ltd.	1,800
63	LKQ Corp. ●	1,650
293	Lowe's Co., Inc.	13,064
21	Men's Wearhouse, Inc.	850
9	Priceline.com, Inc. ●	8,275
121	Rakuten, Inc.	1,635
19	Sears Hometown and Outlet Stores, Inc. ●	849
52	Target Corp.	3,715
39	TripAdvisor, Inc. ●	2,921
		62,273
	Semiconductors and Semiconductor Equipment - 4.3%
38	Analog Devices, Inc.	1,876
17	ASML Holding N.V.	1,502
4,633	GLC-Poly Energy Holdings, Ltd. ●	1,181
394	GT Advanced Technologies, Inc. ●	2,047
266	Intel Corp.	6,187
105	Maxim Integrated Products, Inc.	2,994
604	Micron Technology, Inc. ●	8,004
3	Samsung Electronics Co., Ltd.	3,053
135	Skyworks Solutions, Inc. ●	3,243
860	SunEdison, Inc. ●	8,672
103	Teradyne, Inc. ●	1,706
		40,465
	Software and Services - 10.4%
24	Accenture plc	1,771
200	Activision Blizzard, Inc.	3,591
202	Akamai Technologies, Inc. ●	9,547
141	Amadeus IT Holding S.A. Class A	4,833
114	Autodesk, Inc. ●	4,023
38	Automatic Data Processing, Inc.	2,712
48	Booz Allen Hamilton Holding Corp.	1,026
339	Cadence Design Systems, Inc. ●	4,949
57	Check Point Software Technologies Ltd. ADR ●	3,203
26	Citrix Systems, Inc. ●	1,858
23	Cognizant Technology Solutions Corp. ●	1,665
61	Concur Technologies, Inc. ●	5,416
28	eBay, Inc. ●	1,423
49	Global Payments, Inc.	2,251
3	Google, Inc. ●	2,219
55	IAC/InterActiveCorp.	2,784
122	iGate Corp. ●	2,846
31	LinkedIn Corp. Class A ●	6,256
260	Microsoft Corp.	8,266
2,355	Monitise plc ●	1,361
200	Oracle Corp.	6,460
55	Rovi Corp. ●	1,230
82	ServiceNow, Inc. ●	3,592
72	Teradata Corp. ●	4,243
107	Web.com Group, Inc. ●	2,775
294	Yahoo!, Inc. ●	8,260
318	Zynga, Inc. ●	948
		99,508
	Technology Hardware and Equipment - 3.6%
727	Alcatel - Lucent ADR ●	1,846
2	Apple, Inc.	946
48	Aruba Networks, Inc. ●	855
451	Cisco Systems, Inc.	11,520
443	EMC Corp.	11,578
92	Hewlett-Packard Co.	2,352
258	JDS Uniphase Corp. ●	3,789
1,236	Lenovo Group Ltd.	1,126
		34,012
	Telecommunication Services - 0.8%
74	Intelsat S.A. ●	1,596
695	Portugal Telecom SGPS S.A.	2,651
53	T-Mobile US, Inc.	1,269
17	Verizon Communications, Inc.	856

3

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Telecommunication Services - 0.8% - (continued)
504	Vodafone Group plc		$1,511
			7,883
	Transportation - 3.6%
46	C.H. Robinson Worldwide, Inc.		2,744
13	Canadian National Railway Co.		1,289
14	FedEx Corp.		1,473
278	Hertz Global Holdings, Inc. ●		7,125
422	JetBlue Airways Corp. ●		2,763
14	Kansas City Southern		1,514
117	Knight Transportation, Inc.		1,980
19	Norfolk Southern Corp.		1,405
137	United Continental Holdings, Inc. ●		4,789
102	United Parcel Service, Inc. Class B		8,857
			33,939
	Utilities - 1.9%
94	Calpine Corp. ●		1,878
3,853	China Longyuan Power Group Corp.		4,053
28	Entergy Corp.		1,893
139	NRG Energy, Inc.		3,726
331	Snam S.p.A.		1,564
42	UGI Corp.		1,758
90	Xcel Energy, Inc.		2,702
			17,574
	Total common stocks
	(cost $803,704)		$928,677

PREFERRED STOCKS - 0.1%
	Media - 0.1%
30	ProSieben Sat.1 Media AG		$1,240

	Total preferred stocks
	(cost $1,281)		$1,240

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
90	Platform Acquisition ⌂		$16

	Total warrants
	(cost $1)		$16

	Total long-term investments (cost $804,986)		$929,933

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,206, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $1,230)
$1,206	0.07%, 7/31/2013		$1,206
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $2,840,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$2,897)
2,840	0.07%, 7/31/2013		2,840
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,022, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,043)
1,022	0.09%, 7/31/2013		1,022
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,334, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $2,380)
2,334	0.07%, 7/31/2013		2,334
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,682, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $3,756)
3,682	0.06%, 7/31/2013		3,682
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $880, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $897)
880	0.10%, 7/31/2013		880
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,816, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $1,852)
1,816	0.06%, 7/31/2013		1,816
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,414, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $3,482)
3,414	0.07%, 7/31/2013		3,414
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $8, collateralized by U.S. Treasury Note 2.38%, 2014, value of $8)
8	0.05%, 7/31/2013		8
			17,202
	Total short-term investments
	(cost $17,202)		$17,202

	Total investments
	(cost $822,188) ▲	99.4%	$947,135
	Other assets and liabilities	0.6%	5,812
	Total net assets	100.0%	$952,947

4

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $847,347 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$139,754
Unrealized Depreciation	(39,966)
Net Unrealized Appreciation	$99,788

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $1,598, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	$430
06/2007	1,405	Buck Holdings L.P.	105
05/2013	90	Platform Acquisition Warrants	1
03/2007	59	Solar Cayman Ltd. - 144A	17

At July 31, 2013, the aggregate value of these securities was $1,614, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	08/02/2013	GSC	$31	$31	$–
EUR	Buy	08/05/2013	GSC	614	613	(1)
EUR	Buy	08/01/2013	HSBC	104	104	–
EUR	Buy	08/02/2013	HSBC	172	173	1
EUR	Buy	08/01/2013	UBS	216	217	1
HKD	Buy	08/01/2013	BCLY	51	51	–
HKD	Buy	08/02/2013	GSC	555	555	–
JPY	Buy	12/12/2013	CBK	1,546	1,562	16
JPY	Buy	12/12/2013	DEUT	1,330	1,349	19
JPY	Buy	08/05/2013	UBS	89	89	–
JPY	Buy	12/12/2013	UBS	918	874	(44)
JPY	Sell	12/12/2013	BCLY	1,576	1,389	187
JPY	Sell	12/12/2013	CBK	711	631	80
JPY	Sell	12/12/2013	DEUT	1,875	1,747	128
JPY	Sell	12/12/2013	JPM	1,228	1,084	144
JPY	Sell	12/12/2013	MSC	769	645	124
JPY	Sell	12/12/2013	UBS	833	787	46

5

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MXN	Buy	08/02/2013	DEUT	$139	$139	$–
MXN	Buy	08/01/2013	MSC	510	509	(1)
						$700

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$14,512	$14,512	$–	$–
Banks	30,358	24,863	5,495	–
Capital Goods	73,515	62,171	11,344	–
Commercial and Professional Services	14,192	14,192	–	–
Consumer Durables and Apparel	28,444	25,847	2,597	–
Consumer Services	28,048	24,430	3,618	–
Diversified Financials	50,416	44,339	6,073	4
Energy	80,628	65,728	14,900	–
Food and Staples Retailing	10,308	8,914	1,394	–
Food, Beverage and Tobacco	34,555	19,536	15,019	–
Health Care Equipment and Services	34,600	34,600	–	–
Household and Personal Products	6,096	4,672	1,424	–
Insurance	52,051	36,558	15,493	–
Materials	41,702	34,829	6,873	–
Media	17,932	16,949	983	–
Pharmaceuticals, Biotechnology and Life Sciences	106,968	93,551	13,417	–
Real Estate	8,698	7,320	1,378	–
Retailing	62,273	57,244	3,435	1,594
Semiconductors and Semiconductor Equipment	40,465	36,231	4,234	–
Software and Services	99,508	94,675	4,833	–
Technology Hardware and Equipment	34,012	32,886	1,126	–
Telecommunication Services	7,883	3,721	4,162	–
Transportation	33,939	33,939	–	–
Utilities	17,574	11,957	5,617	–
Total	928,677	803,664	123,415	1,598
Preferred Stocks	1,240	–	1,240	–
Warrants	16	16	–	–
Short-Term Investments	17,202	–	17,202	–
Total	$947,135	$803,680	$141,857	$1,598
Foreign Currency Contracts*	746	–	746	–
Total	$746	$–	$746	$–
Liabilities:
Foreign Currency Contracts*	46	–	46	–
Total	$46	$–	$46	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $3,974 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$2,632	$(1,092)	$1,849	*	$—	$—	$(1,791)	$—	$—	$1,598
Total	$2,632	$(1,092)	$1,849		$—	$—	$(1,791)	$—	$—	$1,598

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(513).

9

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 66.8%
12,864	The Hartford Capital Appreciation Fund, Class Y		$600,373
23,990	The Hartford Dividend and Growth Fund, Class Y		599,744
			1,200,117
	Total domestic equity funds
	(cost $823,512)		$1,200,117

Taxable Fixed Income Funds - 33.2%
56,838	The Hartford Total Return Bond Fund, Class Y		$597,937

	Total taxable fixed income fund
	(cost $612,222)		$597,937

	Total investments in affiliated investment companies
	(cost $1,435,734)		$1,798,054

	Total long-term investments
	(cost $1,435,734)		$1,798,054

	Total investments
	(cost $1,435,734) ▲	100.0%	$1,798,054
	Other assets and liabilities	—%	(680)
	Total net assets	100.0%	$1,797,374

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $1,507,854 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$304,485
Unrealized Depreciation	(14,285)
Net Unrealized Appreciation	$290,200

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,798,054	$1,798,054	$–	$–
Total	$1,798,054	$1,798,054	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
Alternative Strategy Funds - 22.3%
2,485	The Hartford Alternative Strategies Fund, Class Y		$24,751
3,048	The Hartford Global Real Asset Fund, Class Y		30,453
			55,204
	Total alternative strategy funds
	(cost $56,247)		$55,204

Domestic Equity Funds - 8.8%
143	The Hartford Capital Appreciation Fund, Class Y		$6,691
427	The Hartford Dividend and Growth Fund, Class Y		10,664
136	The Hartford MidCap Value Fund, Class Y		2,239
86	The Hartford Small Company Fund, Class Y		2,225
			21,819
	Total domestic equity funds
	(cost $16,716)		$21,819

International/Global Equity Funds - 10.3%
680	The Hartford Emerging Markets Research Fund, Class Y		$5,578
896	The Hartford International Opportunities Fund, Class Y		15,134
286	The Hartford International Small Company Fund, Class Y		4,583
			25,295
	Total international/global equity funds
	(cost $22,483)		$25,295

Taxable Fixed Income Funds - 58.7%
4,933	The Hartford Inflation Plus Fund, Class Y		$56,185
552	The Hartford Strategic Income Fund, Class Y		4,950
3,294	The Hartford Total Return Bond Fund, Class Y		34,652
4,674	The Hartford World Bond Fund, Class Y		49,502
			145,289
	Total taxable fixed income funds
	(cost $149,894)		$145,289

	Total investments in affiliated investment companies
	(cost $245,340)		$247,607

	Total long-term investments
	(cost $245,340)		$247,607

	Total investments
	(cost $245,340) ▲	100.1%	$247,607
	Other assets and liabilities	(0.1)%	(127)
	Total net assets	100.0%	$247,480

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Conservative Allocation Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $246,089 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,275
Unrealized Depreciation	(6,757)
Net Unrealized Appreciation	$1,518

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$247,607	$247,607	$–	$–
Total	$247,607	$247,607	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Banks - 4.0%
23	PNC Financial Services Group, Inc.	$1,734
55	Wells Fargo & Co.	2,375
22	Zions Bancorporation	658
		4,767
	Capital Goods - 7.5%
20	AMETEK, Inc.	947
12	Boeing Co.	1,281
14	Dover Corp.	1,229
16	Eaton Corp. plc	1,074
18	Illinois Tool Works, Inc.	1,274
7	TransDigm Group, Inc.	994
20	United Technologies Corp.	2,117
		8,916
	Commercial and Professional Services - 2.8%
18	Equifax, Inc. ●	1,168
5	Quintiles Transnational Holdings ●	211
16	Towers Watson & Co.	1,308
10	Verisk Analytics, Inc. ●	665
		3,352
	Consumer Durables and Apparel - 1.3%
11	PVH Corp.	1,488

	Consumer Services - 1.5%
18	McDonald's Corp.	1,786

	Diversified Financials - 6.3%
13	Ameriprise Financial, Inc.	1,187
4	BlackRock, Inc.	1,167
36	Citigroup, Inc.	1,870
41	JP Morgan Chase & Co.	2,301
36	Morgan Stanley	976
		7,501
	Energy - 8.7%
16	Anadarko Petroleum Corp.	1,453
31	Chesapeake Energy Corp.	731
20	Chevron Corp.	2,535
28	Cobalt International Energy, Inc. ●Θ	803
20	Exxon Mobil Corp.	1,909
19	Halliburton Co.	850
11	National Oilwell Varco, Inc.	755
22	Newfield Exploration Co. ●	539
13	Phillips 66	771
		10,346
	Food and Staples Retailing - 4.1%
13	Costco Wholesale Corp.	1,548
29	CVS Caremark Corp.	1,761
32	Walgreen Co.	1,584
		4,893
	Food, Beverage and Tobacco - 6.1%
34	Altria Group, Inc.	1,193
18	Constellation Brands, Inc. Class A ●	954
24	Hillshire (The) Brands Co.	839
20	Monster Beverage Corp. ●Θ	1,208
5	PepsiCo, Inc.	446
22	Philip Morris International, Inc.	1,981
33	WhiteWave Foods Co. Class A ●	617
		7,238

	Health Care Equipment and Services - 4.1%
14	Covidien plc	879
11	McKesson Corp.	1,354
24	UnitedHealth Group, Inc.	1,768
11	Zimmer Holdings, Inc.	917
		4,918
	Household and Personal Products - 0.7%
48	Coty, Inc. ●	830

	Insurance - 4.1%
11	ACE Ltd.	992
28	American International Group, Inc. ●	1,287
22	Aon plc	1,513
14	Prudential Financial, Inc.	1,071
		4,863
	Materials - 2.4%
20	Crown Holdings, Inc. ●	873
34	Dow Chemical Co.	1,174
5	Sherwin-Williams Co.	819
		2,866
	Media - 2.6%
31	Time Warner, Inc.	1,935
15	Viacom, Inc. Class B	1,105
		3,040
	Pharmaceuticals, Biotechnology and Life Sciences - 13.7%
12	Actavis, Inc. ●	1,571
11	Amgen, Inc.	1,199
5	Biogen Idec, Inc. ●	1,104
15	Bristol-Myers Squibb Co.	653
16	Cubist Pharmaceuticals, Inc. ●	993
28	Eli Lilly & Co.	1,495
33	Forest Laboratories, Inc. ●	1,423
37	Gilead Sciences, Inc. ●	2,297
54	Merck & Co., Inc.	2,592
44	Pfizer, Inc.	1,282
3	Regeneron Pharmaceuticals, Inc. ●	699
13	Salix Pharmaceuticals Ltd. ●	930
		16,238
	Retailing - 6.4%
5	Amazon.com, Inc. ●Θ	1,610
27	Dollar Tree, Inc. ●	1,466
41	Lowe's Co., Inc.	1,828
17	Ross Stores, Inc.	1,176
28	TJX Cos., Inc.	1,457
		7,537
	Software and Services - 12.8%
21	Accenture plc	1,532
21	Automatic Data Processing, Inc.	1,548
10	Cognizant Technology Solutions Corp. ●Θ	740
18	eBay, Inc. ●Θ	919
53	Genpact Ltd.	1,079
2	Google, Inc. ●	2,050
20	Intuit, Inc.	1,253
2	Mastercard, Inc.	1,148
17	Microsoft Corp.	547
57	Oracle Corp.	1,853
13	Teradata Corp. ●Θ	748
20	VeriSign, Inc. ●	943

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Software and Services - 12.8% - (continued)
30	Yahoo!, Inc. ●	$848
		15,208
	Technology Hardware and Equipment - 4.0%
4	Apple, Inc.	1,846
72	Cisco Systems, Inc.	1,832
41	EMC Corp.	1,066
		4,744
	Telecommunication Services - 1.4%
48	AT&T, Inc.	1,682

	Transportation - 0.6%
27	Hertz Global Holdings, Inc. ●	680

	Utilities - 3.6%
24	American Electric Power Co., Inc.	1,095
10	NextEra Energy, Inc.	908
13	NRG Energy, Inc.	338
10	Pinnacle West Capital Corp.	571
46	Xcel Energy, Inc.	1,372
		4,284
	Total common stocks
	(cost $86,040)	$117,177

	Total long-term investments
	(cost $86,040)	$117,177

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $56, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $57)
$56	0.07%, 7/31/2013		$56
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $132,
 collateralized by FHLMC 2.50% - 5.50%,
 2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $135)
132	0.07%, 7/31/2013		132
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $48, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $49)
48	0.09%, 7/31/2013		48
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $109, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $111)
109	0.07%, 7/31/2013		109
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $171, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $175)
171	0.06%, 7/31/2013		171
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $41, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $42)
41	0.10%, 7/31/2013		41
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $85, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $86)
85	0.06%, 7/31/2013		85
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $159, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $162)
159	0.07%, 7/31/2013		159
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 2.38%, 2014, value of $-)
—	0.05%, 7/31/2013		—
			801
	Total short-term investments
	(cost $801)		$801

	Total investments
	(cost $86,841) ▲	99.4%	$117,978
	Other assets and liabilities	0.6%	660
	Total net assets	100.0%	$118,638

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $87,052 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,471
Unrealized Depreciation	(545)
Net Unrealized Appreciation	$30,926

●	Non-income producing.

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc. Option	Equity	$330.00	08/17/2013	3	$–	$1	$1
Cobalt International Energy, Inc. Option	Equity	$35.00	09/21/2013	41	3	3	–
Cognizant Technology Solutions Corp. Option	Equity	$80.00	09/21/2013	16	1	1	–
eBay, Inc. Option	Equity	$60.00	08/17/2013	20	–	1	1
Monster Beverage Corp. Option	Equity	$70.00	09/21/2013	18	1	2	1
Teradata Corp. Option	Equity	$60.00	08/17/2013	21	4	2	(2)
					$9	$10	$1

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at July 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Chesapeake Energy Option	Equity	$19.00	08/17/2013	54	$–	$1	$1
Gilead Sciences, Inc. Option	Equity	$67.50	09/21/2013	18	12	11	(1)
Hertz Global Holdings, Inc. Option	Equity	$22.00	09/21/2013	44	1	1	–
Hillshire Brands Co. Option	Equity	$31.00	08/17/2013	9	–	–	–
Monster Beverage Option	Equity	$52.00	08/17/2013	19	1	2	1
Newfield Exploration Option	Equity	$22.00	09/21/2013	48	2	2	–
Phillips 66 Option	Equity	$52.50	09/21/2013	19	1	2	1
Yahoo! Inc. Option	Equity	$25.00	08/17/2013	42	–	1	1
					$17	$20	$3

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $516 was pledged as collateral for open written put option contracts at July 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$117,177	$117,177	$–	$–
Short-Term Investments	801	–	801	–
Total	$117,978	$117,177	$801	$–
Written Options *	7	7	–	–
Total	$7	$7	$–	$–
Liabilities:
Written Options *	3	3	–	–
Total	$3	$3	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5%
	Australia - 1.2%
58	Alumina Ltd.	$51
6	Domino's Pizza Enterprises Ltd.	58
4	Energy Resources of Australia Ltd. ●	6
3	Karoon Gas Australia Ltd. ●	17
4	Seek Ltd.	35
9	Tox Free Solutions Ltd.	26
37	Transpacific Industries Group Ltd. ●	28
9	Westfield Group REIT	92
2	WorleyParsons Ltd.	31
		344
	Austria - 0.1%
2	Zumbotel AG	21

	Belgium - 1.7%
1	Ageas	50
11	Agfa Gevaert N.V. ●	22
3	Anheuser-Busch InBev N.V.	325
—	Delhaize-Le Lion S.A.	20
2	UCB S.A.	91
		508
	Brazil - 1.2%
3	Banco Santander Brasil S.A. ‡	19
7	Cia de Saneamento Basico do Estado de Sao Paulo ADR	73
3	EX Tec Empreendimentos e Participacoes S.A.	41
4	Fibria Celulose S.A. ADR ●	49
4	HRT Participacoes em Petroleo S.A. ●	3
5	Hypermarcas S.A.	40
3	Kroton Educacional S.A.	48
3	Linx S.A.	41
2	Petroleo Brasileiro S.A. ADR	25
7	Suzano Papel E Celulose S.A.	25
		364
	Canada - 2.2%
2	Canadian National Railway Co.	180
2	EnCana Corp.	28
4	Methanex Corp.	188
2	Northern Dynasty Minerals Ltd. ●	4
2	Painted Pony Petroleum Ltd. ●	15
14	Trican Well Service Ltd.	211
4	Uranium Participation Corp. ●	18
		644
	Chile - 0.2%
57	Aguas Andinas S.A.	40
17	Vina Concha Y Tora S.A.	32
		72
	China - 4.3%
85	BBMG Corp.	54
24	China Pacific Insurance Co., Ltd.	80
61	Dongfeng Motor Group Co., Ltd.	81
12	ENN Energy Holdings Ltd.	66
2	Giant Interactive Group, Inc. ADR	17
19	Golden Eagle Retail Group Ltd.	28
324	Greatview Aseptic Packaging Co., Ltd.	195
123	Guangdong Investment Ltd.	100
255	Huabao International Holdings Ltd.	110
108	Intime Retail Group Co., Ltd.	111
287	Maoye International Holdings	48
2	NetEase, Inc. ADR	112
5	New Oriental Education & Technology Group, Inc. ADR	120
28	New World Department Store China	14
86	Sinotrans Ltd.	16
4	Sinovac Biotech Ltd. ●	15
—	Sohu.com, Inc. ●	24
24	Zhuzhou CSR Times Electric	64
		1,255
	Colombia - 0.5%
7	Almacenes Exito S.A.	111
8	Cementos Argos S.A.	39
		150
	Denmark - 1.5%
14	DSV A/S	372
2	H. Lundbeck A/S	31
1	Jyske Bank A/S ●	25
		428
	Finland - 0.9%
2	Kone Oyj Class B	114
12	Outotec Oyj	144
		258
	France - 12.0%
2	Accor S.A.	86
1	Air Liquide	171
1	Alten Ltd.	19
11	AXA S.A.	243
2	BNP Paribas	142
3	Bureau Veritas S.A.	84
1	Capital Gemini S.A.	54
2	Cie Generale d'Optique Essilor International S.A.	238
—	Ciments Francais S.A.	17
1	Compagnie De Saint-Gobain	62
1	Dassault Systemes S.A.	78
1	Devoteam S.A.	8
5	Edenred	166
2	France Telecom S.A.	21
2	GDF Suez	43
2	GFI Informatique S.A. ●	10
2	Groupe Steria SCA	22
1	Lagardere S.C.A.	37
4	Legrand S.A.	183
1	Metropole Television S.A.	29
1	Pernod-Ricard S.A.	165
4	Peugeot S.A.	52
1	Renault S.A.	46
3	Rexel S.A.	69
—	S.p.A.Group S.A.	13
6	Safran S.A.	335
3	Sanofi-Aventis S.A.	338
2	Schneider Electric S.A.	137
1	Societe Generale Class A	42
1	Thales S.A.	49
2	Total S.A.	107
1	Unibail Rodamco REIT	137
3	Vallourec S.A.	197
1	Vivendi S.A.	24
1	Zodiac Aerospace	92
		3,516

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Germany - 4.4%
1	Adidas AG	$63
—	Allianz SE	43
—	Bertrandt AG	35
1	Brenntag AG	222
1	Deutsche Lufthansa AG	19
1	Deutsche Post AG	21
1	E.On SE	25
1	Elmos Semiconductor AG	11
1	ElringKlinger AG	39
—	Gerresheimer AG	16
1	Gerry Weber International AG	26
1	Hugo Boss AG	63
23	Infineon Technologies AG	205
2	Lanxess	104
2	MTU Aero Engines Holdings AG	142
1	NORMA Group	44
—	Pfeiffer Vacuum Technology AG	36
1	RWE AG	23
1	Salzgitter AG	26
—	SAP AG	29
5	Tom Tailor Holding AG ●	106
		1,298
	Hong Kong - 5.2%
12	AAC Technologies Holdings, Inc.	54
71	AIA Group Ltd.	337
40	AMVIG Holdings Ltd.	18
6	ASM Pacific Technology Ltd.	68
45	Baoxin Automotive Group Ltd.	33
36	Cathay Pacific Airways Ltd.	67
80	China High Precision Automation Group Ltd. ⌂†	10
104	China Lesso Group Holdings Ltd.	53
50	China Overseas Grand Oceans Group Ltd.	59
58	China State Construction International Holdings Ltd.	92
12	Clear Media Ltd.	9
4	Dah Sing Financial Group	15
11	Lifestyle International Holdings Ltd.	25
48	MGM China Holdings Ltd.	139
10	Samsonite International S.A.	28
26	Shanghai Industrial Holdings Ltd.	81
229	Skyworth Digital Holdings Ltd.	117
39	SmarTones Telecommunications Holding Ltd.	61
5	Sun Hung Kai Properties Ltd.	63
33	Techtronic Industries Co., Ltd.	79
17	Wynn Macau Ltd.	49
113	Xingda International Holdings	54
		1,511
	India - 0.2%
7	Allahabad Bank Ltd.	8
3	Canara Bank Ltd. ●	12
2	Corp. Bank	10
36	Manappuram Finance Ltd.	8
1	Oil India Ltd.	12
		50
	Indonesia - 0.9%
357	Bumi Serpong Damai PT	55
52	Matahari Department Store Tbk ●	62
282	Perusahaan Perkebunan London Sumatra Indonesia Tbk	31
140	PT Bank Negara Indonesia Tbk	58
129	PT XL Axiata Tbk	56
		262
	Ireland - 0.3%
12	AER Lingus Group plc	26
2	CRH plc	37
3	Grafton Group plc	23
		86
	Israel - 0.6%
2	Orbotech Ltd. ●	20
4	Teva Pharmaceutical Industries Ltd. ADR	149
		169
	Italy - 3.3%
2	Ansaldo STS S.p.A.	15
1	Banca Popolare dell'Emilia Tomagna Scrl	9
2	Buzzi Unicem S.p.A.	22
1	DiaSorin S.p.A.	41
9	Eni S.p.A.	196
3	Finmeccanica S.p.A.	16
6	Geox S.p.A.	16
66	Intesa Sanpaolo	126
2	Italcementi S.p.A.	18
15	Mediaset S.p.A.	66
5	Salvatore Ferragamo Italia S.p.A.	187
5	Saras S.p.A. ●	6
32	Snam S.p.A.	151
16	Unicredit S.p.A.	90
4	Unione di Banche Italiane ScpA	15
		974
	Japan - 19.0%
1	AEON Delight Co., Ltd.	15
5	AEON Mall Co., Ltd.	127
1	Alpha Systems, Inc.	7
2	Alpine Electronics, Inc.	22
4	Amada Co., Ltd.	26
5	Bridgestone Corp.	192
1	Canon, Inc.	40
1	Cawachi Ltd.	16
2	Chubu Steel Plate Co., Ltd.	8
13	Daiichi Sankyo Co., Ltd.	213
1	Dai-Ichi Seiko Co., Ltd.	17
5	Dainippon Screen Manufacturing Co., Ltd.	28
1	Daito Trust Construction Co., Ltd.	55
1	Don Quijote Co.	58
1	Doshisha Co., Ltd.	15
1	DTS Corp.	13
5	Eighteenth (The) Bank Ltd.	11
1	Eisai Co., Ltd.	38
—	En-Japan, Inc.	9
3	Exedy Corp.	81
3	FamilyMart Co., Ltd.	124
2	Fuji Machine Manufacturing Co.	21
—	Fuji Media Holdings, Inc.	51
3	Fuji Photo Film Co., Ltd.	74
2	Fujimi, Inc.	22
10	Fujitsu Ltd.	38
2	Funai Electric Co., Ltd.	22
2	Futaba Corp.	23
1	Gendai Agency, Inc.	7
4	Higashi-Nippon Bank Ltd.	8

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Japan - 19.0% - (continued)
1	Hisaka Works Ltd.	$8
2	Hitachi Chemical Co., Ltd.	32
2	Hitachi High-Technologies Co.	50
10	Hitachi Ltd.	64
6	Hitachi Metals Ltd.	66
2	Honda Motor Co., Ltd.	58
2	Honeys Co., Ltd.	21
3	Hosiden Corp.	16
—	Inpex Corp.	79
11	Isuzu Motors Ltd.	79
1	Japan Airlines Co., Ltd.	48
2	Japan Digital Laboratory Co., Ltd.	15
1	Japan Petroleum Exploration Co., Ltd.	26
6	Japan Tobacco, Inc.	215
16	JX Holdings, Inc.	84
3	Kandenko Co., Ltd.	15
1	KDDI Corp.	78
2	Keihin Corp.	26
1	Kinden Corp.	10
2	K's Holdings Corp.	52
1	Kyocera Corp.	97
1	Melco Holdings, Inc.	16
2	Mimasu Semiconductor Industry Co., Ltd.	17
1	Miraial Co., Ltd.	12
8	Mitsubishi Gas Chemical Co.	61
47	Mitsubishi UFJ Financial Group, Inc.	294
15	Mitsubishi UFJ Lease & Finance Co., Ltd.	78
9	Mitsui Chemicals, Inc.	21
3	Mitsumi Electric Co., Ltd.	19
1	mixi, Inc.	19
6	Net One Systems Co., Ltd.	47
1	NEXT Co., Ltd.	7
—	Nintendo Co., Ltd.	38
1	Nippon Telegraph & Telephone Corp.	72
2	Nishimatsuya Chain Co., Ltd.	18
10	Nissan Motor Co., Ltd.	108
2	Nok Corp.	30
9	Nomura Holdings, Inc.	68
1	NSD Co., Ltd.	14
—	OBIC Co., Ltd.	102
5	Oita Bank Ltd.	15
1	Ono Pharmaceutical Co., Ltd.	86
1	Otsuka Corp.	76
—	Pal Co., Ltd.	9
—	Point, Inc.	12
1	Pola Orbis Holdings, Inc.	49
1	Proto Corp.	12
1	Rakuten, Inc.	19
1	Rohm Co., Ltd.	35
1	Roland Corp.	12
1	Sankyo Co., Ltd.	41
1	Sega Sammy Holdings, Inc.	22
4	Shin-Etsu Polymer Co., Ltd.	12
2	Shinkawa Ltd.	15
2	Shinko Electric Industries Co., Ltd.	16
4	Shionogi & Co., Ltd.	84
1	SoftBank Corp.	75
4	Stanley Electric Co., Ltd.	73
5	Sumisho Computer Systems Corp.	102
3	Sumitomo Mitsui Financial Group, Inc.	145
18	T&D Holdings, Inc.	231
2	Tachi-S Co., Ltd.	27
46	Taiheyo Cement Corp.	155
4	Tochigi (The) Bank Ltd.	15
1	Tokai Rika Co., Ltd.	19
3	Tokai Rubber Industries Ltd.	22
5	Tokio Marine Holdings, Inc.	156
1	Tokyo Electron Ltd.	50
3	Tokyo Ohka Kogyo Co., Ltd.	71
1	Tokyo Seimitsu Co., Ltd.	23
9	Toshiba Corp.	40
1	Toyota Boshoku Corp.	16
2	Toyota Industries Corp.	97
1	Tri-Stage, Inc.	5
2	Ushio, Inc.	27
1	XEBIO Co., Ltd.	19
—	Yahoo Japan Corp.	27
3	Yamanashi (The) Chuo Bank Ltd.	12
3	Yamato Kogyo Co.	86
1	Zuken, Inc.	7
		5,576
	Malaysia - 1.0%
252	AirAsia Berhad	245
29	Malaysia Airports Holdings BHD	60
		305
	Mexico - 2.4%
20	Alfa S.A.B. de C.V.	51
7	Banregio Grupo Financiero S.A.	39
7	Cemex S.A.B. de C.V. ADR ●	75
18	Concentradora Fibra Hotelera	36
14	Corporacion Inmobiliaria Vesta S. de RL de C.V.	30
21	Empresas ICA, S.A.B. de C.V. ●	44
31	Fibra Uno Administracion S.A. REIT	99
1	Fomento Economico Mexicano S.A.B. de C.V. ADR	64
6	Gruma S.A.B de C.V. ●	33
—	Grupo Aeroportuario del Sureste S.A.B. de C.V.	40
8	Grupo Financiero Banorte S.A.B. de C.V.	53
16	Infraestructura Energetica Nova, S.A.B de C.V. ●	62
21	Macquarie Mexico Real Estate Management S.A. de C.V. REIT	43
16	OHL Mexico S.A.B. de C.V. ●	41
		710
	Netherlands - 2.4%
2	ASML Holding N.V.	213
2	Delta Lloyd N.V.	39
3	Heineken N.V.	222
4	ING Groep N.V. ●	42
2	Koninklijke Philips Electronics N.V.	52
3	NXP Semiconductors N.V. ●	83
3	USG People N.V.	21
1	Wolters Kluwer N.V.	30
		702
	Norway - 0.3%
2	Algeta ASA ●	72

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Norway - 0.3% - (continued)
5	Storebrand ASA	$30
		102
	Panama - 0.6%
1	Copa Holdings S.A. Class A	190

	Peru - 0.3%
11	Alicorp S.A.	35
—	Credicorp Ltd.	39
		74
	Philippines - 0.4%
36	BDO Unibank, Inc.	67
513	Megaworld Corp.	38
		105
	Portugal - 0.4%
5	Galp Energia SGPS S.A.	75
2	Jeronimo Martins	47
		122
	Singapore - 0.4%
58	Ascott Residence Trust REIT	57
62	Biosensors International Group Ltd. ●	51
		108
	South Africa - 0.5%
36	Life Healthcare Group Holdings Pte Ltd.	130
9	Raubex Group Ltd.	20
		150
	South Korea - 3.7%
—	Amorepacific Corp.	61
4	CJ Hellovision Co., Ltd. ●	63
1	Coway Co., Ltd.	50
3	Daum Communications Corp.	216
1	Doosan Corp.	74
1	GS Holdings Corp.	63
3	Hana Financial Holdings	100
3	Hyundai Development Co.	49
1	Hyundai Home Shopping Network Corp.	170
—	Hyundai Motor Co., Ltd.	26
1	KB Financial Group, Inc.	23
1	Mando Corp.	63
—	Samsung Electronics Co., Ltd.	108
—	Shinhan Financial Group Co., Ltd.	16
—	SK Telecom Co., Ltd.	15
		1,097
	Spain - 0.8%
2	Almirall S.A.	28
5	Banco Popular Espanol	23
—	Industria de Diseno Textil S.A.	64
8	Telefonica S.A. ●	116
		231
	Sweden - 4.4%
7	Alfa Laval Ab	163
6	Assa Abloy Ab	261
7	Atlas Copco Ab	180
2	Axis Communications Ab	51
7	Electrolux Ab Series B	218
10	Skf Ab Class B	281
3	Swedish Match Ab	105
4	Telefonaktiebolaget LM Ericsson Class B	42
		1,301
	Switzerland - 4.6%
1	Adecco S.A.	51
—	Belimon Holding AG	35
2	Cie Financiere Richemont	173
—	Geberit AG	99
—	Givaudan	102
—	Inficon Holdings AG	24
3	Julius Baer Group Ltd.	143
—	LEM Holdings S.A. ●☼	12
—	Lindt & Spruengli AG	24
2	Micronas Semiconductor Holding AG	16
2	Roche Holding AG	387
—	SGS S.A.	72
—	Swatch Group AG	81
—	Swiss Re Ltd.	33
1	Tecan Group AG	52
2	UBS AG	35
		1,339
	Taiwan - 1.6%
12	Catcher Technology Co., Ltd.	52
29	Compal Electronics, Inc.	20
51	Synnex Technology International Corp.	64
65	Taiwan Semiconductor Manufacturing Co., Ltd.	223
82	WPG Holdings Co., Ltd.	102
		461
	Thailand - 1.0%
67	Amata Corp. Public Co., Ltd.	36
328	AP Thailand plc	62
48	Bank of Ayudhya plc	57
28	PTT Chemical Public Co., Ltd.	59
19	Total Access Communication Public Co., Ltd.	73
		287
	United Kingdom - 10.5%
8	Arm Holdings plc	106
8	Ashtead Group plc	83
4	AstraZeneca plc	193
4	Babcock International Group plc	70
5	BAE Systems plc	34
7	Barclays Bank plc ADR	32
7	BG Group plc	125
15	BP plc	105
4	British American Tobacco plc	225
8	Burberry Group plc	189
12	Capita plc	196
2	Catlin Group Ltd.	14
8	Compass Group plc	115
2	Croda International plc	62
9	Diageo Capital plc	297
5	Halma plc	43
13	Hays plc	21
6	Home Retail Group	14
2	International Consolidated Airlines Group S.A. ●	10
1	Intertek Group plc	69
3	Jardine Lloyd Thompson Group plc	43
15	Kingfisher plc	92
76	Lloyds Banking Group plc ●	79
3	Mothercare plc	18
13	National Grid plc	158
1	Persimmon plc	14

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	United Kingdom - 10.5% - (continued)
8	Prudential plc		$136
2	Reckitt Benckiser Group plc		116
3	Redrow plc ●		12
2	Renishaw plc		40
11	SIG plc		30
3	Spectris plc		102
2	Spirax-Sarco Engineering plc		78
11	Thomas Cook Group plc		27
2	Victrex plc		34
3	WH Smith plc		38
1	Whitbread plc		49
			3,069
	United States - 0.5%
2	Carnival Corp.		67
2	Home Inns & Hotels Management, Inc. ●		50
1	SouFun Holdings Ltd.		25
			142
	Total common stocks
	(cost $25,559)		$27,981

PREFERRED STOCKS - 0.3%
	Germany - 0.3%
2	ProSieben Sat.1 Media AG		$82

	Total preferred stocks
	(cost $81)		$82

EXCHANGE TRADED FUNDS - 0.4%
	United States - 0.4%
2	iShares MSCI EAFE		$127

	Total exchange traded funds
	(cost $125)		$127

	Total long-term investments
	(cost $25,765)		$28,190

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $60, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $61)
$60	0.07%, 7/31/2013		$60
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $141,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $144)
141	0.07%, 7/31/2013		141
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $51, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $52)
51	0.09%, 7/31/2013		51
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $116, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $118)
116	0.07%, 7/31/2013		116
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $183, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $187)
183	0.06%, 7/31/2013		183
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $44, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $45)
44	0.10%, 7/31/2013		44
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $90, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $92)
90	0.06%, 7/31/2013		90
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $170, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $173)
170	0.07%, 7/31/2013		170
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2014, value of $1)
1	0.05%, 7/31/2013		1
			856
	Total short-term investments
	(cost $856)		$856

	Total investments
	(cost $26,621) ▲	99.1%	$29,046
	Other assets and liabilities	0.9%	252
	Total net assets	100.0%	$29,298

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $27,208 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,425
Unrealized Depreciation	(587)
Net Unrealized Appreciation	$1,838

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $10, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31

At July 31, 2013, the aggregate value of these securities was $10, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	08/05/2013	UBS	$5	$5	$–
CHF	Sell	08/02/2013	UBS	8	8	–
EUR	Buy	08/05/2013	GSC	18	18	–
EUR	Buy	08/02/2013	HSBC	21	21	–
EUR	Buy	08/01/2013	UBS	2	2	–
EUR	Sell	08/01/2013	HSBC	30	30	–
GBP	Buy	08/02/2013	UBS	10	10	–
JPY	Buy	08/02/2013	MSC	14	14	–
JPY	Buy	08/01/2013	UBS	4	4	–
JPY	Sell	09/20/2013	BCLY	44	45	(1)
JPY	Sell	09/20/2013	DEUT	13	13	–
JPY	Sell	10/15/2013	DEUT	17	17	–
JPY	Sell	11/20/2013	DEUT	73	74	(1)
JPY	Sell	10/15/2013	NAB	62	60	2
JPY	Sell	08/05/2013	UBS	11	11	–
SEK	Sell	08/01/2013	JPM	6	6	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Index Abbreviations:
EAFE	Europe, Australasia and Far East

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$344	$–	$344	$–
Austria	21	–	21	–
Belgium	508	22	486	–
Brazil	364	364	–	–
Canada	644	644	–	–
Chile	72	72	–	–
China	1,255	302	953	–
Colombia	150	150	–	–
Denmark	428	31	397	–
Finland	258	–	258	–
France	3,516	54	3,462	–
Germany	1,298	11	1,287	–
Hong Kong	1,511	27	1,474	10
India	50	–	50	–
Indonesia	262	56	206	–
Ireland	86	26	60	–
Israel	169	169	–	–
Italy	974	–	974	–
Japan	5,576	5	5,571	–
Malaysia	305	60	245	–
Mexico	710	710	–	–
Netherlands	702	83	619	–
Norway	102	–	102	–
Panama	190	190	–	–
Peru	74	74	–	–
Philippines	105	–	105	–
Portugal	122	–	122	–
Singapore	108	–	108	–
South Africa	150	–	150	–
South Korea	1,097	61	1,036	–
Spain	231	–	231	–
Sweden	1,301	51	1,250	–
Switzerland	1,339	35	1,304	–
Taiwan	461	–	461	–
Thailand	287	–	287	–
United Kingdom	3,069	18	3,051	–
United States	142	142	–	–
Total	27,981	3,357	24,614	10
Exchange Traded Funds	127	127	–	–
Preferred Stocks	82	–	82	–
Short-Term Investments	856	–	856	–
Total	$29,046	$3,484	$25,552	$10
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

♦	For the nine-month period ended July 31, 2013, investments valued at $184 were transferred from Level 1 to Level 2, and investments valued at $215 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Common Stocks	$12	$—	$(2	)†	$—	$—	$—	$—	$—	$10
Total	$12	$—	$(2)		$—	$—	$—	$—	$—	$10

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(2).

9

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.1%
	Automobiles and Components - 1.2%
5,072	Ford Motor Co.	$85,621

	Banks - 6.9%
1,869	PNC Financial Services Group, Inc.	142,108
1,272	US Bancorp	47,475
7,421	Wells Fargo & Co.	322,808
		512,391
	Capital Goods - 7.1%
490	Boeing Co.	51,450
615	Deere & Co.	51,119
1,043	Eaton Corp. plc	71,898
104	Emerson Electric Co.	6,364
4,021	General Electric Co.	97,986
1,131	Honeywell International, Inc.	93,820
1,149	Raytheon Co.	82,543
409	Siemens AG ADR	45,144
809	Textron, Inc.	22,146
		522,470
	Commercial and Professional Services - 0.7%
842	Equifax, Inc. ●	53,230

	Consumer Services - 0.0%
9	Starwood Hotels & Resorts, Inc.	602

	Diversified Financials - 7.7%
971	Ameriprise Financial, Inc.	86,449
2,732	Bank of America Corp.	39,885
354	BlackRock, Inc.	99,721
1,299	Citigroup, Inc.	67,730
4,260	JP Morgan Chase & Co.	237,389
1,382	Morgan Stanley	37,605
		568,779
	Energy - 10.7%
1,333	Anadarko Petroleum Corp.	118,013
981	Baker Hughes, Inc.	46,540
1,747	BP plc ADR	72,408
1,483	Cameco Corp.	30,127
1,254	Chevron Corp.	157,831
2,188	Exxon Mobil Corp.	205,137
765	Halliburton Co.	34,561
405	Occidental Petroleum Corp.	36,067
657	Phillips 66	40,419
1,504	Suncor Energy, Inc.	47,580
		788,683
	Food and Staples Retailing - 1.5%
1,826	CVS Caremark Corp.	112,263

	Food, Beverage and Tobacco - 4.2%
681	General Mills, Inc.	35,436
1,030	Kraft Foods Group, Inc.	58,290
869	PepsiCo, Inc.	72,562
931	Philip Morris International, Inc.	82,987
1,567	Unilever N.V. NY Shares ADR	62,693
		311,968
	Health Care Equipment and Services - 3.7%
1,925	Cardinal Health, Inc.	96,402
2,165	Medtronic, Inc.	119,587
794	UnitedHealth Group, Inc.	57,850
		273,839
	Household and Personal Products - 1.3%
1,214	Procter & Gamble Co.	97,469

	Insurance - 5.9%
1,355	ACE Ltd.	123,788
632	American International Group, Inc. ●	28,748
967	Marsh & McLennan Cos., Inc.	40,467
1,164	MetLife, Inc.	56,369
1,484	Principal Financial Group, Inc.	64,363
1,586	Prudential Financial, Inc.	125,241
		438,976
	Materials - 1.8%
2,915	Dow Chemical Co.	102,148
1,058	Goldcorp, Inc.	29,865
		132,013
	Media - 5.0%
3,088	Comcast Corp. Class A	139,189
783	Omnicom Group, Inc.	50,304
1,768	Time Warner, Inc.	110,079
1,148	Walt Disney Co.	74,214
		373,786
	Pharmaceuticals, Biotechnology and Life Sciences - 12.1%
1,597	AstraZeneca plc ADR	80,984
1,352	Bristol-Myers Squibb Co.	58,450
2,210	Eli Lilly & Co.	117,362
1,822	Johnson & Johnson	170,362
4,595	Merck & Co., Inc.	221,364
4,784	Pfizer, Inc.	139,839
1,563	Teva Pharmaceutical Industries Ltd. ADR	62,054
1,508	Zoetis, Inc.	44,949
		895,364
	Retailing - 2.4%
2,495	Buck Holdings L.P. ⌂●†	169
2,257	Lowe's Co., Inc.	100,615
1,032	Target Corp.	73,523
		174,307
	Semiconductors and Semiconductor Equipment - 2.4%
3,957	Intel Corp.	92,203
2,252	Texas Instruments, Inc.	88,260
		180,463
	Software and Services - 7.6%
562	Accenture plc	41,462
582	Automatic Data Processing, Inc.	41,954
1,156	eBay, Inc. ●	59,744
844	IBM Corp.	164,637
4,815	Microsoft Corp.	153,274
1,798	Oracle Corp.	58,167
1,519	Yahoo!, Inc. ●	42,666
		561,904
	Technology Hardware and Equipment - 3.9%
127	Apple, Inc.	57,499
3,774	Cisco Systems, Inc.	96,432
3,039	Corning, Inc.	46,167
3,313	EMC Corp.	86,627
		286,725

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.1% - (continued)
	Telecommunication Services - 2.4%
3,567	Verizon Communications, Inc.		$176,476

	Transportation - 3.6%
1,643	CSX Corp.		40,764
2,452	Delta Air Lines, Inc. ●		52,064
697	FedEx Corp.		73,875
1,132	United Parcel Service, Inc. Class B		98,278
			264,981
	Utilities - 4.0%
1,570	Dominion Resources, Inc.		93,096
467	Edison International		23,290
1,654	Exelon Corp.		50,602
1,046	NextEra Energy, Inc.		90,591
1,243	Xcel Energy, Inc.		37,227
			294,806
	Total common stocks
	(cost $5,137,639)		$7,107,116

	Total long-term investments
	(cost $5,137,639)		$7,107,116

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreements - 3.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $17,631, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $17,984)
$17,631	0.07%, 7/31/2013		$17,631
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $41,525, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $42,356)
41,525	0.07%, 7/31/2013		41,525
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $14,949, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $15,248)
14,949	0.09%, 7/31/2013		14,949
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $34,118, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $34,800)
34,118	0.07%, 7/31/2013		34,118
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $53,837, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $54,914)
53,837	0.06%, 7/31/2013		53,837
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $12,862,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $13,119)
12,862	0.10%, 7/31/2013		12,862
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $26,554, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $27,085)
26,554	0.06%, 7/31/2013		26,554
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $49,920, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $50,919)
49,920	0.07%, 7/31/2013		49,920
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $121, collateralized by U.S. Treasury Note 2.38%, 2014, value of $123)
121	0.05%, 7/31/2013		121
			251,517
	Total short-term investments
	(cost $251,517)		$251,517

	Total investments
	(cost $5,389,156) ▲	99.5%	$7,358,633
	Other assets and liabilities	0.5%	34,815
	Total net assets	100.0%	$7,393,448

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $5,425,934 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,997,034
Unrealized Depreciation	(64,335)
Net Unrealized Appreciation	$1,932,699

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $169, which rounds to zero percent of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$178

At July 31, 2013, the aggregate value of these securities was $169, which rounds to zero percent of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$7,107,116	$7,106,947	$–	$169
Short-Term Investments	251,517	–	251,517	–
Total	$7,358,633	$7,106,947	$251,517	$169

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$2,405	$2,255	$(1,862	)*	$—	$—	$(2,629)	$—	$—	$169
Total	$2,405	$2,255	$(1,862)		$—	$—	$(2,629)	$—	$—	$169

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(1,862).

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.2%
		Argentina - 0.0%
		Banco Hipotecario S.A.
EUR	12	6.00%, 12/01/2013	$15

		Austria - 0.0%
		OGX Austria GmbH
	$200	8.38%, 04/01/2022 ■	40

		Bermuda - 0.7%
		Digicel Group LTD
	1,010	8.25%, 09/30/2020 §	1,086
		GeoPark Latin America Ltd. Agencia en Chile
	270	7.50%, 02/11/2020 ■	275
	410	7.50%, 02/11/2020 §	418
			1,779
		Brazil - 2.2%
		Banco do Brasil
	590	5.88%, 01/26/2022 §	566
	200	6.25%, 04/15/2024 ■♠	166
	200	6.25%, 04/15/2024 §♠	166
		Brasil Telecom S.A.
BRL	300	9.75%, 09/15/2016 ■	120
		Centrais Eletricas Brasileiras S.A.
	200	5.75%, 10/27/2021 §	195
		Fibria Overseas Finance Ltd.
	655	6.75%, 03/03/2021 §	714
		Globo Communicacao e Participacoes S.A.
	425	6.25%, 07/20/2015 §♠	442
		Itau Unibanco Holding S.A.
	200	6.20%, 12/21/2021 §	202
		Net Servicos De Comnicacao S.A.
	532	7.50%, 01/27/2020	581
		Odbrcht Offshore Drilling Finance Ltd.
	355	6.75%, 10/01/2022 ■☼	355
		Petrobras Global Finance Co.
	930	4.38%, 05/20/2023	838
		RBS-Zero Hora Editora Journalistica
BRL	575	11.25%, 06/15/2017 §	245
		Samarco Mineracao S.A.
	205	4.13%, 11/01/2022 ■	180
	200	4.13%, 11/01/2022 §	176
		Votorantim Cimentos S.A.
	315	7.25%, 04/05/2041 §	298
		VRG Linhas Aereas S.A.
	290	10.75%, 02/12/2023 ■	236
			5,480
		British Virgin Islands - 1.3%
		CNPC General Capital
	400	3.95%, 04/19/2022 §	393
		Fita International Ltd.
	525	7.00%, 02/10/2020	561
		FPT Finance Ltd.
	695	6.38%, 09/28/2020 §	718
		Gerdau Trade, Inc.
	310	4.75%, 04/15/2023 ■	280
		HLP Finance Ltd.
	400	4.75%, 06/25/2022 §	393
		Hong Kong Electric Finance Ltd.
	410	4.25%, 12/14/2020 §	426
		QGOG Atlantic/Alaskan Rigs Ltd.
	151	5.25%, 07/30/2018 ■	153
		Star Energy Geothermal Wayang Windu Ltd.
	325	6.13%, 03/27/2020 ■	314
			3,238
		Canada - 0.6%
		First Quantum Minerals Ltd.
	200	7.25%, 10/15/2019 ■	195
	200	7.25%, 10/15/2019 §	195
		Pacific Rubiales Energy Corp.
	330	5.13%, 03/28/2023 ■	311
	143	7.25%, 12/12/2021 ■	154
	610	7.25%, 12/12/2021 §	656
			1,511
		Cayman Islands - 0.6%
		Alliance Global Group, Inc.
	710	6.50%, 08/18/2017	752
		UOB Cayman Ltd.
	600	5.80%, 03/15/2016 §♠	617
			1,369
		Chile - 2.0%
		AES Gener S.A.
	105	5.25%, 08/15/2021 ■	108
	195	5.25%, 08/15/2021 §	200
		Automotores Gildemeister S.A.
	135	8.25%, 05/24/2021 §	108
		Bonos del Banco Central de Chile en Pesos
CLP	1,185,000	6.00%, 02/01/2016 - 03/01/2022	2,403
		Bonos del Banco Central de Chile en UF
CLP	401,546	3.00%, 02/01/2016 ◄	798
		E CL S.A.
	600	5.63%, 01/15/2021 §	623
		Inversiones CMPC S.A.
	540	4.38%, 05/15/2023 ■	514
			4,754
		China - 0.9%
		China Oil and Gas Group
	360	5.25%, 04/25/2018 §	358
		China Oilfield Services Ltd.
	790	3.25%, 09/06/2022 §	716
		Golden Eagle Retail Group
	415	4.63%, 05/21/2023 §	360
		Huaneng HK Capital Ltd.
	370	3.38%, 06/11/2018 §	357
		State Grid Overseas Investment
	350	3.13%, 05/22/2023 ■	327
			2,118
		Colombia - 1.2%
		Banco Davivienda S.A.
	200	5.88%, 07/09/2022 ■	197
	200	5.88%, 07/09/2022 §	197
		Bancolombia S.A.
	321	6.13%, 07/26/2020	326
		Emgesa S.A.
COP	2,406,000	8.75%, 01/25/2021 §	1,359

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.2% - (continued)
		Colombia - 1.2% - (continued)
		Empresa de Energia de Bogota
	$435	6.13%, 11/10/2021 §	$462
		Empresa de Telecomunicaciones de Bogota S.A.
COP	518,000	7.00%, 01/17/2023 ■	242
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	248
			3,031
		Georgia - 0.2%
		JSC Georgian Railway
	400	7.75%, 07/11/2022 §	437

		Hong Kong - 2.1%
		CNPC HK Overseas Capital Ltd.
	260	3.95%, 04/19/2022 ■	256
		Hongkong (The) Land Finance Co., Ltd.
	235	4.50%, 10/07/2025	227
		Hutchison Whampoa International Ltd.
	1,385	6.00%, 10/28/2015 §♠	1,458
		Metropolitan Light International
	300	5.25%, 01/17/2018 §	297
		PCCW Capital Ltd.
	610	5.75%, 04/17/2022 §	616
		Sino Ltd.
	400	3.25%, 09/21/2017 §	396
		Smartone Finance Ltd.
	610	3.88%, 04/08/2023 §	539
		Sun Hung Kai Properties Capital Market Ltd.
	670	4.50%, 02/14/2022 §	672
		Zijin International Finance Co., Ltd.
	640	4.25%, 06/30/2016 §	667
			5,128
		India - 0.8%
		Bank of India London
	300	4.13%, 08/01/2017 ■	304
		Bharti Airtel International
	300	5.13%, 03/11/2023 ■	279
	200	5.13%, 03/11/2023 §	186
		HDFC Bank Ltd.
	335	3.00%, 03/06/2018 §	320
		ICICI Bank Ltd.
	335	4.70%, 02/21/2018 §	342
		Indian Oil Corp., Ltd.
	355	5.63%, 08/02/2021 §	358
		Reliance Holdings USA, Inc.
	250	5.40%, 02/14/2022 §	260
			2,049
		Indonesia - 0.1%
		Gajah Tunggal TBK
	300	7.75%, 02/06/2018 ■	302

		Ireland - 1.0%
		EDC Finance Ltd.
	665	4.88%, 04/17/2020 ■	615
		MTS International Funding Ltd.
	305	8.63%, 06/22/2020 §	360
		Sibur Securities Ltd.
	350	3.91%, 01/31/2018 ■	333
	400	3.91%, 01/31/2018 §	381
		Vnesheconombank
	615	6.90%, 07/09/2020 §	689
			2,378
		Israel - 0.7%
		Israel Electric Corp. Ltd.
	750	7.75%, 12/15/2027 §	794
	800	9.38%, 01/28/2020 §	950
			1,744
		Kazakhstan - 0.6%
		Halyk Savings Bank of Kazakhstan JSC
	155	9.25%, 10/16/2013 §	157
		Kazagro National Management Holdings JSC
	260	4.63%, 05/24/2023 ■	238
		Kazakhstan Temir Zholy
	200	6.95%, 07/10/2042 §	204
		Kazatomprom Natsionalnaya
	275	6.25%, 05/20/2015 §	289
		KazMunayGas National Co.
	425	7.00%, 05/05/2020 §	479
			1,367
		Luxembourg - 1.9%
		ALROSA Finance S.A.
	400	7.75%, 11/03/2020 §	437
		Altice Financing S.A.
	205	9.88%, 12/15/2020 ■	225
	415	9.88%, 12/15/2020 §	454
		Cosan Luxembourg S.A.
	470	5.00%, 03/14/2023 ■	441
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	32
		Gaz Capital S.A.
	725	9.25%, 04/23/2019 §	888
		International Bank for Reconstruction & Development
ZMK	1,500,000	6.75%, 12/06/2013	271
		NII International Telecom S.a.r.l.
	100	7.88%, 08/15/2019 ■	96
		Virgolino de Oliveira Finance Ltd.
	400	11.75%, 02/09/2022 §	322
		VTB Capital S.A.
	1,095	6.88%, 05/29/2018 §	1,174
		Yasar Holdings S.A. Via Willow No 2
	400	9.63%, 10/07/2015 §	402
			4,742
		Malaysia - 0.8%
		Axiata SPV1 Labuan Ltd.
	300	5.38%, 04/28/2020 §	317
		Malayan Banking Berhad
	615	3.25%, 09/20/2022 §	607
		Parkson Retail Group
	375	4.50%, 05/03/2018 §	360
		Public Bank Bhd
	535	6.84%, 08/22/2036	548
			1,832

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.2% - (continued)
		Mexico - 1.8%
		Alpek S.A. de C.V.
	$400	4.50%, 11/20/2022 §	$386
		BBVA Bancomer S.A. Texas
	975	6.75%, 09/30/2022 §	1,036
		Controladora Mabe S.A. de C.V.
	1,653	7.88%, 10/28/2019 §	1,794
		Mexichem S.A.B. de C.V.
	600	4.88%, 09/19/2022 §	591
		Sigma Alimentos S.A.
	600	5.63%, 04/14/2018 §	649
			4,456
		Netherlands - 1.3%
		Access Finance B.V.
	200	7.25%, 07/25/2017 ■	200
	200	7.25%, 07/25/2017 §	200
		Ajecorp B.V.
	450	6.50%, 05/14/2022 §	460
		Indo Energy Finance II
	380	6.38%, 01/24/2023 §	321
		Indosat Palapa Co. B.V.
	325	7.38%, 07/29/2020 §	354
		Listrindo Capital B.V.
	345	6.95%, 02/21/2019 §	364
		Lukoil International Finance B.V.
	100	6.66%, 06/07/2022 ⌂§	110
		Marfrig Holding Europe B.V.
	375	9.88%, 07/24/2017 ■	379
		Vimpelcom Holdings
	530	5.95%, 02/13/2023 ■	493
	200	5.95%, 02/13/2023 §	186
			3,067
		Panama - 0.1%
		AES Panama S.A.
	270	6.35%, 12/21/2016 §	294

		Paraguay - 0.1%
		Banco Continental S.A.E.C.A
	150	8.88%, 10/15/2017 §	164

		Peru - 0.9%
		Banco de Credito del Peru/Panama
	355	5.38%, 09/16/2020 §	365
	190	6.88%, 09/16/2026 ■	199
	711	6.88%, 09/16/2026 §	745
		Corporacion Jose R. Lindley S.A.
	87	6.75%, 11/23/2021 ■	96
	510	6.75%, 11/23/2021 §	561
		Transport De Gas Peru
	335	4.25%, 04/30/2028 ■	305
			2,271
		Philippines - 0.3%
		SM Investments Corp.
	400	4.25%, 10/17/2019 §	378
	265	5.50%, 10/13/2017	271
			649
		Russia - 1.3%
		AK Transneft OJC Via TransCapitalInvest, LTD.
	600	8.70%, 08/07/2018 §	726
		Lukoil International Finance B.V.
	665	4.56%, 04/24/2023 ■	623
		Phosagro OAO
	475	4.20%, 02/13/2018 ■	461
	200	4.20%, 02/13/2018 §	194
		Rosneft Oil Co.
	220	4.20%, 03/06/2022 §	203
		Russian Agricultural Bank OJSC
RUB	9,400	8.70%, 03/17/2016 §	289
		RZD Capital Ltd.
RUB	9,300	8.30%, 04/02/2019 §	288
		SB Capital S.A.
	430	5.72%, 06/16/2021 §	447
			3,231
		Singapore - 1.1%
		Berau Capital Resources
	310	12.50%, 07/08/2015 §	325
		DBS Bank Ltd.
	600	3.63%, 09/21/2022 ╦§	610
		DBS Group Holdings Ltd.
	450	3.63%, 09/21/2022 ■	457
		Oversea-Chinese Banking Corp., Ltd.
	933	3.75%, 11/15/2022 §	950
		Theta Capital Pte Ltd.
	450	6.13%, 11/14/2020 §	434
			2,776
		South Africa - 0.4%
		Eskom Holdings Ltd.
	745	6.75%, 08/06/2023 ■☼	738
ZAR	900	10.01%, 12/31/2018 ○	55
ZAR	2,060	10.63%, 08/18/2027 ○	53
ZAR	700	10.73%, 12/31/2032 ○	11
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029	92
			949
		South Korea - 1.1%
		Doosan Infracore Co., Ltd.
	740	3.25%, 10/05/2042 §Δ	716
		Korea Development Bank
	600	3.88%, 05/04/2017 ╦	631
		Korea Hydro & Nuclear Power Co., Ltd.
	790	3.00%, 09/19/2022 §	722
		Shinhan Bank
	585	6.82%, 09/20/2036 §	628
			2,697
		Spain - 0.8%
		Banco Santander S.A.
	205	4.13%, 11/09/2022 ■	191
	150	4.13%, 11/09/2022 §	139
		Cemex Espana Luxembourg
	1,430	9.25%, 05/12/2020 §	1,562
			1,892

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.2% - (continued)
		Sweden - 0.3%
		Eileme 2 AB
	$610	11.63%, 01/31/2020 §	$714

		Thailand - 0.2%
		PTT Global Chemical PCL
	400	4.25%, 09/19/2022 §	390

		Turkey - 0.8%
		Akbank T.A.S.
	765	5.00%, 10/24/2022 §	692
		Arcelik AS
	435	5.00%, 04/03/2023 ■	385
		Turk Vise Ve Cam Fabrika
	340	4.25%, 05/09/2020 ■	301
		Yapi ve Kredi Bankasi
	550	4.00%, 01/22/2020 §	483
			1,861
		United Arab Emirates - 0.6%
		Abu Dhabi National Energy Co.
	200	3.63%, 01/12/2023 ■	185
	430	5.88%, 12/13/2021 §	473
		Dolphin Energy Ltd.
	200	5.50%, 12/15/2021 ■	220
	400	5.50%, 12/15/2021 §	440
		DP World Ltd.
	250	6.85%, 07/02/2037 §	253
			1,571
		United Kingdom - 0.7%
		DTEK Finance plc
	335	7.88%, 04/04/2018 ■	323
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	31
		Standard Bank plc
	600	8.13%, 12/02/2019	654
		Vedanta Resources plc
	685	8.25%, 06/07/2021 §	716
			1,724
		United States - 0.6%
		Cemex Finance LLC
	345	9.38%, 10/12/2022 ■	386
		Reliance Holdings USA, Inc.
	750	4.50%, 10/19/2020 ╦§	735
		Sasol Financing International plc
	410	4.50%, 11/14/2022	383
			1,504
		Venezuela - 0.1%
		Petroleos de Venezuela S.A.
	345	5.38%, 04/12/2027 §	201

		Total corporate bonds
		(cost $76,866)	$73,725

FOREIGN GOVERNMENT OBLIGATIONS - 61.1%
		Argentina - 0.1%
		City of Buenos Aires
	400	9.95%, 03/01/2017 §	357

		Brazil - 4.8%
		Brazil (Republic of)
BRL	6,740	6.00%, 05/15/2015 - 08/15/2050 ◄	3,126
BRL	2,983	8.14%, 01/01/2016 ○	1,026
BRL	17,951	10.00%, 01/01/2015 - 01/01/2023	7,601
			11,753
		Colombia - 2.7%
		Colombia (Republic of)
COP	1,058,342	4.25%, 05/17/2017 ◄	580
COP	3,220,300	6.00%, 04/28/2028	1,475
COP	3,396,000	7.25%, 06/15/2016	1,872
COP	3,012,900	7.50%, 08/26/2026	1,573
COP	1,540,600	11.00%, 07/24/2020	983
			6,483
		Greece - 0.4%
		Greece (Republic of)
EUR	1,608	2.00%, 02/24/2034 - 02/24/2037	918

		Hungary - 7.4%
		Hungary (Republic of)
HUF	963,760	5.50%, 02/12/2014 - 12/22/2016	4,347
HUF	284,750	6.50%, 06/24/2019	1,325
HUF	1,179,660	6.75%, 08/22/2014 - 10/22/2028	5,482
HUF	592,580	7.75%, 08/24/2015	2,802
HUF	849,620	8.00%, 02/12/2015	3,977
			17,933
		Indonesia - 3.0%
		Indonesia (Republic of)
IDR	14,116,000	5.25%, 05/15/2018	1,259
IDR	13,070,000	5.63%, 05/15/2023	1,085
IDR	27,982,000	6.63%, 05/15/2033	2,292
IDR	11,430,000	7.00%, 05/15/2027	1,014
IDR	18,423,000	8.25%, 06/15/2032	1,793
			7,443
		Malaysia - 2.7%
		Malaysia (Government of)
MYR	5,584	3.74%, 02/27/2015	1,735
MYR	2,530	3.84%, 08/12/2015	787
MYR	2,211	4.26%, 09/15/2016	696
MYR	10,720	5.09%, 04/30/2014	3,357
			6,575
		Mexico - 4.8%
		Mexican Bonos De Desarrollo
MXN	24,605	7.00%, 06/19/2014	1,975
		United Mexican States
MXN	19,329	4.00%, 11/15/2040 ◄	1,643
	852	5.13%, 01/15/2020	948
MXN	27,013	6.00%, 06/18/2015	2,183
MXN	53,888	8.00%, 12/19/2013 ‡	4,282
MXN	7,940	8.50%, 05/31/2029	728
			11,759

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 61.1% - (continued)
		Nigeria - 3.3%
		Nigeria (Federal Republic of)
NGN	855,330	4.00%, 04/23/2015	$4,528
	250	7.00%, 10/25/2019 ■	284
NGN	103,335	7.00%, 10/23/2019	466
NGN	124,405	10.00%, 07/23/2030	588
	491	16.00%, 07/02/2019 ■	514
NGN	45,345	16.00%, 06/29/2019	307
NGN	192,095	16.39%, 01/27/2022	1,352
			8,039
		Peru - 3.5%
		Peru (Republic of)
PEN	6,890	5.20%, 09/12/2023	2,460
PEN	3,188	6.85%, 02/12/2042	1,184
PEN	4,335	6.90%, 08/12/2037	1,635
PEN	7,073	6.95%, 08/12/2031	2,722
PEN	541	7.84%, 08/12/2020	225
PEN	684	8.20%, 08/12/2026	307
			8,533
		Poland - 8.2%
		Poland (Republic of)
PLN	8,400	4.75%, 10/25/2016	2,765
PLN	13,196	5.25%, 10/25/2017 - 10/25/2020	4,454
PLN	11,805	5.50%, 04/25/2015 - 10/25/2019	3,880
PLN	25,736	5.75%, 04/25/2014 - 04/25/2029	8,918
			20,017
		Romania - 1.5%
		Romania (Republic of)
RON	3,720	5.80%, 10/26/2015	1,148
RON	5,980	5.85%, 07/28/2014	1,825
RON	2,120	5.95%, 06/11/2021	668
			3,641
		Russia - 5.0%
		Russia (Federation of)
RUB	18,555	6.90%, 08/03/2016	572
RUB	56,655	7.05%, 01/19/2028	1,603
RUB	80,000	7.85%, 03/10/2018 §	2,553
RUB	235,371	8.15%, 02/03/2027 Δ	7,426
			12,154
		Slovenia - 0.8%
		Republic of Slovenia
EUR	255	4.13%, 01/26/2020	306
EUR	1,290	4.63%, 09/09/2024	1,471
EUR	140	5.13%, 03/30/2026	162
			1,939
		South Africa - 4.2%
		South Africa (Republic of)
ZAR	37,537	6.25%, 03/31/2036	2,819
ZAR	35,400	7.00%, 02/28/2031	3,033
ZAR	9,020	7.75%, 02/28/2023	909
ZAR	1,885	8.00%, 12/21/2018	199
ZAR	22,255	8.75%, 02/28/2048	2,149
ZAR	8,475	10.50%, 12/21/2026	1,020
			10,129
		South Korea - 2.8%
		Korea (Republic of)
KRW	2,748,580	3.25%, 12/10/2014	2,463
KRW	2,203,930	3.50%, 06/10/2014 - 03/10/2017 ╦	1,980
KRW	414,580	4.00%, 09/10/2015	377
KRW	1,970,990	4.50%, 03/10/2015	1,802
KRW	195,180	5.25%, 09/10/2015	182
			6,804
		Turkey - 5.9%
		Turkey (Republic of)
TRY	3,400	2.50%, 05/04/2016 ◄	1,728
TRY	5,340	3.00%, 02/23/2022 ◄	2,737
TRY	5,240	4.00%, 04/29/2015 - 04/01/2020 ◄	2,812
TRY	6,710	9.00%, 03/05/2014 - 01/27/2016	3,474
TRY	6,780	10.00%, 12/04/2013	3,520
			14,271
		Total foreign government obligations
		(cost $160,191)	$148,748

		Total long-term investments
		(cost $237,057)	$222,473

SHORT-TERM INVESTMENTS - 6.1%
		Repurchase Agreements - 5.4%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $928, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $946)
	$928	0.07%, 7/31/2013	$928
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $2,184,
collateralized by FHLMC 2.50% -
5.50%, 2019 - 2043, FNMA 2.00% -
6.08%, 2022 - 2043, GNMA 3.00%,
		2043, value of $2,228)
	2,184	0.07%, 7/31/2013	2,184
		Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $786, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $802)
	786	0.09%, 7/31/2013	786
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,795, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $1,831)
	1,795	0.07%, 7/31/2013	1,795
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,832, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $2,889)
	2,832	0.06%, 7/31/2013	2,832

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
SHORT-TERM INVESTMENTS - 6.1% - (continued)
		Repurchase Agreements - 5.4% - (continued)
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $677,
collateralized by FHLMC 3.50% -
4.50%, 2026 - 2041, FNMA 3.50% -
		4.00%, 2040 - 2043, value of $690)
	$677	0.10%, 7/31/2013		$677
		RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,397, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $1,425)
	1,397	0.06%, 7/31/2013		1,397
		TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,626, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $2,679)
	2,626	0.07%, 7/31/2013		2,626
		UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $6, collateralized by U.S. Treasury Note 2.38%, 2014, value of $6)
	6	0.05%, 7/31/2013		6
				13,231
		Commercial Paper - 0.7%
		Foreign Governments - 0.7%
		Nigeria (Federal Republic of)
NGN	74,589	10.90%, 3/20/2014 ○		424
NGN	199,127	11.72%, 4/10/2014 ○		1,136
				1,560
		Total short-term investments
		(cost $14,848)		$14,791

		Total investments
		(cost $251,905) ▲	97.4%	$237,264
		Other assets and liabilities	2.6%	6,219
		Total net assets	100.0%	$243,483

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $251,909 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,885
Unrealized Depreciation	(16,530)
Net Unrealized Depreciation	$(14,645)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $13,996, which represents 5.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $53,904, which represents 22.1% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,093 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $37 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $1,073, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2013	$100	Lukoil International Finance B.V., 6.66%, 06/07/2022 - Reg S	$109

At July 31, 2013, the aggregate value of these securities was $110, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ARS	Buy	08/30/2013	BOA	$466	$492	$26
ARS	Buy	01/10/2014	UBS	291	290	(1)
ARS	Sell	08/30/2013	BOA	459	491	(32)
ARS	Sell	01/10/2014	UBS	311	290	21
AUD	Sell	09/18/2013	DEUT	2,074	1,966	108
BRL	Buy	09/04/2013	GSC	1,428	1,409	(19)
BRL	Buy	09/04/2013	MSC	682	678	(4)

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	09/04/2013	SCB	$1,009	$992	$(17)
BRL	Buy	09/04/2013	UBS	14,431	13,247	(1,184)
BRL	Sell	09/04/2013	DEUT	4,204	4,180	24
BRL	Sell	09/04/2013	SCB	408	387	21
BRL	Sell	09/04/2013	UBS	2,343	2,221	122
CAD	Buy	09/18/2013	DEUT	363	360	(3)
CAD	Sell	09/18/2013	DEUT	2,430	2,412	18
CLP	Buy	09/23/2013	BNP	1,319	1,299	(20)
CLP	Buy	12/09/2013	BOA	1,325	1,261	(64)
CLP	Buy	09/23/2013	SCB	927	902	(25)
CLP	Buy	12/09/2013	SSG	3,962	3,783	(179)
CLP	Buy	08/08/2013	UBS	5,286	5,125	(161)
CLP	Buy	10/22/2013	UBS	5,351	5,116	(235)
CLP	Sell	08/08/2013	BOA	1,345	1,282	63
CLP	Sell	09/23/2013	CBK	8,165	7,956	209
CLP	Sell	10/22/2013	CBK	5,482	5,116	366
CLP	Sell	09/23/2013	SCB	183	177	6
CLP	Sell	12/09/2013	SCB	5,368	5,044	324
CLP	Sell	08/08/2013	SSG	4,023	3,846	177
CNY	Buy	11/14/2014	JPM	2,549	2,649	100
CNY	Sell	11/14/2014	DEUT	823	833	(10)
CNY	Sell	11/14/2014	JPM	1,800	1,816	(16)
COP	Buy	09/18/2013	BNP	4,875	4,892	17
COP	Buy	09/18/2013	SCB	1,229	1,248	19
COP	Sell	09/18/2013	BNP	3,198	3,207	(9)
COP	Sell	09/18/2013	SCB	185	184	1
COP	Sell	09/18/2013	UBS	3,328	3,390	(62)
CZK	Buy	09/18/2013	BCLY	1,101	1,115	14
CZK	Sell	09/18/2013	DEUT	1,826	1,802	24
CZK	Sell	09/18/2013	JPM	546	552	(6)
EUR	Buy	09/18/2013	BCLY	610	625	15
EUR	Buy	09/18/2013	CBK	278	277	(1)
EUR	Buy	09/18/2013	CSFB	2,346	2,382	36
EUR	Sell	08/13/2013	CBK	472	501	(29)
EUR	Sell	09/18/2013	CBK	4,833	4,815	18
EUR	Sell	09/18/2013	DEUT	879	890	(11)
HUF	Buy	09/18/2013	CSFB	345	354	9
HUF	Buy	09/18/2013	CSFB	707	700	(7)
HUF	Buy	09/18/2013	DEUT	2,309	2,319	10
HUF	Buy	09/18/2013	DEUT	706	700	(6)
HUF	Buy	09/18/2013	JPM	2,181	2,206	25
HUF	Buy	09/18/2013	JPM	695	689	(6)
HUF	Buy	09/18/2013	UBS	8	8	–
HUF	Sell	09/18/2013	CSFB	4,729	4,685	44
HUF	Sell	09/18/2013	DEUT	4,728	4,685	43
HUF	Sell	09/18/2013	JPM	6,323	6,270	53
HUF	Sell	10/29/2013	JPM	781	770	11
IDR	Buy	08/22/2013	BNP	560	542	(18)
IDR	Buy	09/18/2013	MSC	391	390	(1)
IDR	Buy	08/22/2013	UBS	18,129	17,338	(791)
IDR	Sell	09/18/2013	JPM	225	220	5
IDR	Sell	08/22/2013	MSC	411	406	5
IDR	Sell	08/22/2013	SCB	642	629	13
IDR	Sell	09/18/2013	UBS	9,160	9,099	61
ILS	Buy	09/18/2013	HSBC	1,130	1,152	22
ILS	Sell	09/18/2013	JPM	2,109	2,148	(39)

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
INR	Buy	09/18/2013	CBK	$3,320	$3,202	$(118)
INR	Buy	09/18/2013	JPM	2,295	2,262	(33)
INR	Sell	09/18/2013	CBK	2,346	2,262	84
INR	Sell	09/18/2013	JPM	3,249	3,202	47
ISN	Buy	08/13/2013	CBK	486	519	33
ISN	Buy	08/13/2013	CBK	114	112	(2)
ISN	Buy	08/15/2013	CBK	1,009	927	(82)
ISN	Buy	11/06/2013	CBK	276	269	(7)
ISN	Buy	02/06/2014	CBK	333	340	7
ISN	Buy	02/06/2014	CBK	1,013	900	(113)
ISN	Sell	08/13/2013	CBK	100	101	(1)
KRW	Sell	09/23/2013	BCLY	5,909	5,951	(42)
KZT	Buy	08/22/2013	CBK	127	126	(1)
KZT	Sell	08/22/2013	CBK	1,919	1,901	18
KZT	Sell	08/22/2013	JPM	173	171	2
MXN	Buy	09/18/2013	HSBC	11,743	11,858	115
MXN	Buy	09/18/2013	RBC	1,282	1,304	22
MXN	Sell	08/02/2013	JPM	1	1	–
MXN	Sell	09/18/2013	SCB	346	345	1
MYR	Buy	09/18/2013	BCLY	298	296	(2)
MYR	Buy	10/25/2013	BOA	396	371	(25)
MYR	Buy	09/18/2013	CSFB	368	360	(8)
MYR	Buy	09/18/2013	DEUT	1,320	1,300	(20)
MYR	Buy	09/18/2013	JPM	12,145	11,799	(346)
MYR	Sell	09/18/2013	JPM	809	778	31
NGN	Sell	09/18/2013	JPM	2,894	2,926	(32)
NZD	Sell	09/18/2013	DEUT	2,086	2,093	(7)
PEN	Buy	09/18/2013	BNP	215	214	(1)
PEN	Buy	09/18/2013	BOA	2,201	2,154	(47)
PEN	Sell	09/18/2013	BOA	7,496	7,362	134
PHP	Buy	09/18/2013	BCLY	1,874	1,863	(11)
PHP	Buy	08/06/2013	DEUT	1,369	1,368	(1)
PHP	Buy	09/18/2013	UBS	2,839	2,835	(4)
PHP	Sell	09/18/2013	BNP	1,880	1,873	7
PHP	Sell	08/06/2013	DEUT	1,112	1,077	35
PHP	Sell	09/18/2013	DEUT	1,370	1,368	2
PHP	Sell	08/06/2013	JPM	299	291	8
PHP	Sell	09/18/2013	UBS	444	443	1
PLN	Buy	09/18/2013	CSFB	11,945	12,025	80
PLN	Buy	09/18/2013	MSC	260	275	15
PLN	Buy	09/18/2013	UBS	162	170	8
PLN	Sell	09/18/2013	BOA	1,234	1,284	(50)
PLN	Sell	09/18/2013	CSFB	8,129	8,156	(27)
PLN	Sell	09/18/2013	JPM	459	458	1
RON	Buy	09/18/2013	DEUT	122	126	4
RON	Sell	09/18/2013	CBK	744	757	(13)
RON	Sell	09/18/2013	DEUT	236	240	(4)
RON	Sell	09/18/2013	JPM	1,819	1,851	(32)
RUB	Buy	08/22/2013	CSFB	479	482	3
RUB	Buy	08/22/2013	CSFB	1,389	1,344	(45)
RUB	Buy	09/18/2013	DEUT	4,690	4,643	(47)
RUB	Buy	08/22/2013	JPM	2,660	2,625	(35)
RUB	Sell	09/18/2013	CSFB	594	581	13
RUB	Sell	09/18/2013	DEUT	2,804	2,776	28
RUB	Sell	09/18/2013	JPM	344	333	11
SGD	Buy	09/18/2013	JPM	146	146	–
SGD	Sell	09/18/2013	JPM	2,143	2,113	30

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
THB	Buy	09/18/2013	BCLY	$659	$651	$(8)
THB	Buy	09/18/2013	BNP	1,178	1,169	(9)
THB	Buy	09/18/2013	BOA	880	869	(11)
THB	Buy	09/18/2013	CBK	1,581	1,562	(19)
THB	Buy	09/18/2013	DEUT	630	623	(7)
THB	Buy	09/18/2013	JPM	3,693	3,652	(41)
THB	Buy	09/18/2013	MSC	4,988	4,932	(56)
THB	Buy	09/18/2013	UBS	1,874	1,853	(21)
THB	Sell	09/18/2013	BCLY	1,698	1,679	19
THB	Sell	09/18/2013	JPM	346	339	7
THB	Sell	09/18/2013	SCB	843	834	9
TRY	Buy	09/18/2013	GSC	2,552	2,481	(71)
TRY	Buy	09/18/2013	JPM	733	737	4
TRY	Buy	09/18/2013	JPM	10,534	10,274	(260)
TRY	Buy	09/18/2013	MSC	631	636	5
TRY	Sell	09/18/2013	JPM	11,136	10,917	219
UYU	Buy	09/27/2013	JPM	246	246	–
UYU	Sell	08/12/2013	CBK	876	859	17
UYU	Sell	09/27/2013	JPM	365	364	1
VND	Buy	09/30/2013	CBK	67	67	–
VND	Buy	09/30/2013	JPM	150	150	–
ZAR	Buy	09/18/2013	BCLY	781	797	16
ZAR	Buy	09/18/2013	CSFB	900	906	6
ZAR	Buy	09/18/2013	DEUT	301	306	5
ZAR	Buy	09/18/2013	JPM	9,799	10,065	266
ZAR	Sell	09/18/2013	CSFB	593	604	(11)
ZAR	Sell	09/18/2013	DEUT	832	862	(30)
ZAR	Sell	09/18/2013	JPM	227	230	(3)
						$(1,315)

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
China (People's Republic of )	BCLY	$580	(1.00)% / 0.92%	09/20/17	$12	$(2)	$(14)
China (People's Republic of )	DEUT	51	(1.00)% / 0.92%	09/20/17	1	–	(1)
China (People's Republic of)	BCLY	650	(1.00)% / 1.00%	12/20/17	(8)	–	8
China (People's Republic of)	BOA	465	(1.00)% / 1.00%	12/20/17	(6)	–	6
China (People's Republic of)	DEUT	1,115	(1.00)% / 0.92%	09/20/17	(1)	(4)	(3)
Total					$(2)	$(6)	$(4)
Sell protection:
China (People's Republic of)	BCLY	$650	1.00% / 0.37%	12/20/14	$12	$6	$(6)
China (People's Republic of)	BOA	451	1.00% / 0.37%	12/20/14	8	4	(4)
China (People's Republic of)	DEUT	1,100	1.00% / 0.29%	09/20/14	16	9	(7)
Total					$36	$19	$(17)
Total single name issues					$34	$13	$(21)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	3.05% Fixed	KRW CD KSDA	KRW	1,085,714	09/06/22	$–	$24	$24
BCLY	3.44% Fixed	KRW CD KSDA	KRW	264,538	07/03/22	–	(1)	(1)
BCLY	3.69% Fixed	KRW CD KSDA	KRW	99,625	08/12/31	–	(2)	(2)
BCLY	3M TELBOR	5.09% Fixed	ILS	2,845	12/20/22	–	(2)	(2)
BOA	3.27% Fixed	KRW CD KSDA	KRW	2,449,505	12/04/22	–	38	38
BOA	BZDIOVRA	10.00% Fixed	BRL	2,644	01/04/21	–	(68)	(68)
BOA	BZDIOVRA	8.23% Fixed	BRL	7,941	01/02/15	–	(36)	(36)
BOA	BZDIOVRA	8.95% Fixed	BRL	1,873	01/02/23	–	(136)	(136)
CBK	6M WIBOR PLN	3.52% Fixed	PLN	4,720	03/20/18	–	–	–
DEUT	2.30% Fixed	CLICP Camara	CLP	115,870	12/06/17	–	(4)	(4)
DEUT	2.33% Fixed	CLICP Camara	CLP	115,895	12/07/17	–	(4)	(4)
DEUT	3.10% Fixed	KRW CD KSDA	KRW	1,003,708	08/31/32	–	57	57
DEUT	3.24% Fixed	KRW CD KSDA	KRW	1,591,985	12/04/22	–	26	26
DEUT	3.27% Fixed	KRW CD KSDA	KRW	7,547,086	08/23/22	–	110	110
DEUT	3.71% Fixed	KRW CD KSDA	KRW	275,100	11/03/31	–	(6)	(6)
DEUT	3.79% Fixed	KRW CD KSDA	KRW	598,543	04/03/22	–	(18)	(18)
DEUT	BZDIOVRA	10.50% Fixed	BRL	333	01/02/17	–	5	5
DEUT	BZDIOVRA	10.55% Fixed	BRL	692	01/02/17	–	12	12
DEUT	BZDIOVRA	10.61% Fixed	BRL	347	01/02/17	–	6	6
DEUT	BZDIOVRA	9.12% Fixed	BRL	7,875	01/02/17	–	(147)	(147)
DEUT	CLICP Camara	5.35% Fixed	CLP	115,870	12/06/17	–	6	6
DEUT	CLICP Camara	5.37% Fixed	CLP	115,895	12/07/17	–	6	6

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2013 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	KRW CD KSDA	2.65% Fixed	KRW	4,961,760	09/06/15	$–	$(19)	$(19)
DEUT	KRW CD KSDA	2.73% Fixed	KRW	4,961,445	09/03/15	–	(12)	(12)
DEUT	MXIBTIIE	6.15% Fixed	MXN	6,120	05/26/23	–	(20)	(20)
GSC	1.38% Fixed	6M CZK PRIBOR Reference Banks	CZK	20,820	03/20/23	–	59	59
GSC	1.45% Fixed	6M CZK PRIBOR Reference Banks	CZK	21,335	03/20/23	–	53	53
GSC	1.56% Fixed	6M CZK PRIBOR Reference Banks	CZK	47,600	03/20/23	–	94	94
GSC	2.13% Fixed	CLICP Camara	CLP	120,660	09/10/17	–	(5)	(5)
GSC	2.15% Fixed	CLICP Camara	CLP	244,290	11/20/17	–	(7)	(7)
GSC	2.18% Fixed	6M CZK PRIBOR Reference Banks	CZK	27,050	06/08/22	–	18	18
GSC	2.19% Fixed	CLICP Camara	CLP	244,440	11/23/17	–	(8)	(8)
GSC	2.23% Fixed	6M CZK PRIBOR Reference Banks	CZK	40,358	09/07/22	–	26	26
GSC	3M JIBAR	7.00% Fixed	ZAR	7,109	08/21/27	–	(99)	(99)
GSC	3M TELBOR	5.06% Fixed	ILS	4,240	03/21/23	–	(8)	(8)
GSC	6M WIBOR PLN	4.48% Fixed	PLN	3,135	08/10/22	–	44	44
GSC	6M WIBOR PLN	4.49% Fixed	PLN	3,132	08/10/22	–	45	45
GSC	6M WIBOR PLN	4.73% Fixed	PLN	1,771	06/20/17	–	27	27
GSC	8.43% Fixed	BZDIOVRA	BRL	31,961	10/01/13	–	(3)	(3)
GSC	BZDIOVRA	10.64% Fixed	BRL	2,177	01/02/17	–	(34)	(34)
GSC	CLICP Camara	5.02% Fixed	CLP	120,700	09/10/17	–	3	3
GSC	CLICP Camara	5.15% Fixed	CLP	261,610	11/20/17	–	9	9
GSC	CLICP Camara	5.22% Fixed	CLP	261,605	11/23/17	–	11	11
JPM	2.08% Fixed	6M CZK PRIBOR Reference Banks	CZK	53,650	12/19/22	–	56	56
JPM	2.12% Fixed	6M CZK PRIBOR Reference Banks	CZK	46,075	03/21/23	–	46	46
JPM	2.18% Fixed	6M CZK PRIBOR Reference Banks	CZK	12,640	08/21/22	–	9	9
JPM	2.23% Fixed	6M CZK PRIBOR Reference Banks	CZK	12,645	08/21/22	–	8	8
JPM	2.25% Fixed	6M CZK PRIBOR Reference Banks	CZK	18,965	08/21/22	–	11	11
JPM	2.30% Fixed	6M CZK PRIBOR Reference Banks	CZK	33,954	08/21/22	–	16	16
JPM	2.32% Fixed	6M CZK PRIBOR Reference Banks	CZK	6,940	08/21/22	–	3	3
JPM	2.34% Fixed	6M CZK PRIBOR Reference Banks	CZK	15,650	05/21/22	–	5	5
JPM	2.39% Fixed	6M CZK PRIBOR Reference Banks	CZK	11,440	05/21/22	–	2	2
JPM	3M JIBAR	8.03% Fixed	ZAR	12,835	08/18/23	–	(25)	(25)
JPM	3M TELBOR	5.03% Fixed	ILS	6,335	12/20/22	–	(8)	(8)
JPM	3M TELBOR	5.06% Fixed	ILS	1,760	12/20/22	–	(2)	(2)
JPM	3M TELBOR	5.11% Fixed	ILS	1,685	12/20/22	–	(1)	(1)
JPM	4.13% Fixed	KRW CD KSDA	KRW	371,000	06/21/31	–	(27)	(27)
JPM	6M CZK PRIBOR Reference Banks	0.92% Fixed	CZK	39,210	11/06/17	–	(37)	(37)
JPM	6M WIBOR PLN	3.55% Fixed	PLN	7,515	03/20/18	–	3	3
JPM	6M WIBOR PLN	4.53% Fixed	PLN	9,515	12/20/22	–	18	18
MSC	2.58% Fixed	6M CZK PRIBOR Reference Banks	CZK	8,000	05/09/22	–	(2)	(2)

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2013 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MSC	2.60% Fixed	6M CZK PRIBOR Reference Banks	CZK	34,520	05/09/22	$–	$(12)	$(12)
MSC	BZDIOVRA	10.22% Fixed	BRL	2,606	01/04/21	–	(51)	(51)
						$–	$52	$52

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISN	Icelandic Krona
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	New Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand
ZMK	Zambian Kwacha

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.1%
Aa / AA	2.9
A	14.9
Baa / BBB	35.9
Ba / BB	16.1
B	3.6
Caa / CCC or Lower	0.6
Unrated	17.2
Non-Debt Securities and Other Short-Term Instruments	6.1
Other Assets & Liabilities	2.6
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	73,725	–	72,361	1,364
Foreign Government Obligations	148,748	–	147,950	798
Short-Term Investments	14,791	–	14,791	–
Total	$237,264	$–	$235,102	$2,162
Credit Default Swaps *	14	–	14	–
Foreign Currency Contracts *	3,344	–	3,344	–
Interest Rate Swaps *	856	–	856	–
Total	$4,214	$–	$4,214	$–
Liabilities:
Credit Default Swaps *	35	–	35	–
Foreign Currency Contracts *	4,659	–	4,659	–
Interest Rate Swaps *	804	–	804	–
Total	$5,498	$–	$5,498	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Corporate Bonds and Foreign Government Obligations	$4,847	$223	$(154	)†	$6	$1,093	$(3,340)	$—	$(513)	$2,162
Total	$4,847	$223	$(154)		$6	$1,093	$(3,340)	$—	$(513)	$2,162

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $234.

15

The Hartford Emerging Markets Research Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.9%
	Argentina - 1.1%
22	Mercadolibre, Inc.	$2,528

	Brazil - 6.9%
459	Banco Santander Brasil S.A.	2,761
162	CETIP S.A. - Mercados Organizado	1,638
148	Cia de Saneamento Basico do Estado de Sao Paulo ADR ‡	1,529
46	Cia Paranaense de Energia-Copel	570
70	Cia Paranaense de Energie	875
210	CPFL Energias Renovaveis S.A.	1,090
14	Localiza Rent a Car S.A.	195
18	Lojas Americanas S.A.	124
816	Petroleo Brasileiro S.A.	5,846
65	Souza Cruz S.A.	779
51	Telefonica Brasil S.A.	1,086
		16,493
	British Virgin Islands - 0.1%
26	Arcos Dorados Holdings, Inc. Class A	308

	Chile - 0.5%
126	S.A.C.I. Falabella	1,291

	China - 17.5%
409	Anta Sports Products Ltd.	462
4,918	China Construction Bank	3,667
2,124	China Pacific Insurance Co., Ltd.	7,100
572	China Unicom Ltd.	842
2,656	CNOOC Ltd.	4,799
404	Dongfeng Motor Group Co., Ltd.	541
459	ENN Energy Holdings Ltd.	2,540
3,029	Greatview Aseptic Packaging Co., Ltd.	1,825
2,402	Guangdong Investment Ltd.	1,945
1,419	Huabao International Holdings Ltd.	611
5,176	Industrial & Commercial Bank of China Ltd.	3,399
590	Intime Retail Group Co., Ltd.	609
20	LightInTheBox Holdings Co., LTD ●	312
3,642	PetroChina Co., Ltd.	4,254
396	Shandong Weigao Group Medical Polymer Co., Ltd.	374
107	Tencent Holdings Ltd.	4,839
3,494	Zhongsheng Group Holdings Ltd.	3,623
		41,742
	Czech Republic - 1.1%
13	Komercni Banka A.S.	2,510

	Greece - 1.0%
122	Hellenic Telecommunications Organization S.A.	1,102
125	Motor Oil Hellas Corinth Refineries S.A.	1,265
		2,367
	Hong Kong - 6.5%
6,102	AMVIG Holdings Ltd.	2,691
399	China Mobile Ltd.	4,239
617	China Overseas Grand Oceans Group Ltd.	731
946	China Taiping Insurance Holdings Co., Ltd. ●	1,314
5,965	Fosun International	4,518
2,057	GOME Electrical Appliances Holdings Ltd.	207
380	MGM China Holdings Ltd.	1,095
169	Sun Art Retail Group Ltd.	234
150	Wynn Macau Ltd.	426
		15,455
	India - 9.6%
80	Axis Bank Ltd. ●	1,366
596	Coal India Ltd. ●	2,759
9	Colgate Palmolive India Ltd.	201
27	Dr. Reddy's Laboratories Ltd. ADR ●	1,006
24	Glaxosmithkline Consumer Healthcare Ltd.	1,811
69	ING Vysya Bank Ltd.	583
1,143	ITC Ltd.	6,427
142	Jyothy Laboratories Ltd.	383
633	Marico Ltd.	2,180
250	Reliance Industries Ltd.	3,586
81	Tata Consultancy Services Ltd.	2,424
7	United Spirits Ltd.	281
		23,007
	Indonesia - 1.0%
11,068	Bekasi Fajar Industrial Estate Tbk PT	657
259	Mayora Indah PT	804
22	P.T. Telekomunikasi Indonesia ADR	980
		2,441
	Ireland - 0.1%
823	Kenmare Resources plc ●	330

	Kazakhstan - 1.4%
210	KCell JSC GDR ■‡	3,409

	Kenya - 0.3%
9,925	Safaricom Ltd.	829

	Malaysia - 3.8%
1,738	AMMB Holdings Berhad	4,196
600	Axiata Group Berhad	1,255
78	British American Tobacco Malaysia Berhad	1,476
1,219	Genting Malaysia Berhad	1,562
109	Guinness Anchor Berhad	606
		9,095
	Mexico - 0.6%
70	America Movil S.A.B. de C.V. ADR ‡	1,470

	Nigeria - 0.8%
15,501	Zenith Bank plc	1,904

	Papua New Guinea - 0.2%
61	New Britain Palm Oil Ltd.	411

	Philippines - 1.5%
776	Ayala Land, Inc.	537
1,337	LT Group, Inc.	640
458	Metropolitan Bank & Trust Co.	1,120
2,598	Robinsons Land Corp.	1,361
		3,658
	Poland - 1.8%
60	Bank Pekao S.A.	3,074
647	Polskie Gornictwo Naftowe I	1,255
		4,329
	Russia - 2.2%
16	Mail.ru Group Ltd. §	521

1

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.9% - (continued)
	Russia - 2.2% - (continued)
30	Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	$405
410	OAO Rosneft Oil Co. GDR §	2,901
73	Sberbank of Russia ■	836
46	Sberbank of Russia ADR	532
		5,195
	South Africa - 3.8%
85	Adcock Ingram Holdings Ltd.	584
335	Discovery Ltd.	3,020
26	Massmart Holdings Ltd.	448
46	Naspers Ltd. ☼	3,810
435	Old Mutual plc	1,290
		9,152
	South Korea - 19.8%
68	Coway Co., Ltd.	3,621
20	Doosan Corp.	2,493
3	E-Mart Co., Ltd.	493
79	GS Holdings Corp.	3,874
201	Hana Financial Holdings	6,448
4	Hyundai Department Store Co., Ltd.	547
105	Hyundai Hysco	3,666
15	Hyundai Motor Co., Ltd.	3,767
19	LG Chem Ltd.	4,670
10	Samsung Electronics Co., Ltd.	11,908
119	Shinhan Financial Group Co., Ltd.	4,345
39	Shinhan Financial Group Co., Ltd. ADR	1,437
		47,269
	Sri Lanka - 0.3%
78	Ceylon Tobacco Co. plc	638

	Taiwan - 7.8%
83	Advantech Co., Ltd.	403
515	Chunghwa Telecom Co., Ltd.	1,647
554	Delta Electronics, Inc.	2,687
2,441	Far Eastern New Century Corp.	2,754
1,268	Oriental Union Chemical Corp.	1,240
2,878	Taiwan Semiconductor Manufacturing Co., Ltd.	9,787
		18,518
	Thailand - 4.5%
97	Advanced Info Service Public Co., Ltd.	864
24	Bangkok Bank plc	158
439	Bangkok Bank Public Co. NVDR	2,874
211	Central Pattana Public Co., Ltd.	290
197	Kasikornbank PCL	1,148
2,423	PTT Chemical Public Co., Ltd.	5,112
820	Supalai Public Co., Ltd.	405
		10,851
	Turkey - 0.7%
102	Turkcell Iletisim Hizmetleri A.S. ●	593
268	Turkiye Garanti Bankasi A.S.	1,047
		1,640
	Total common stocks
	(cost $223,602)	$226,840

PREFERRED STOCKS - 0.7%
	Brazil - 0.7%
130	Banco Itau Holding	1,667

	Total preferred stocks
	(cost $1,750)	$1,667

WARRANTS - 1.3%
	Russia - 1.1%
1,459	Micex AP Generis ⌂■	$2,490

	United Kingdom - 0.2%
26	British American Tobacco ⌂■	483

	Total warrants
	(cost $2,730)	$2,973

EXCHANGE TRADED FUNDS - 1.7%
	United States - 1.7%
87	Ishares Core MSCI Emerging Markets ETF	$4,068

	Total exchange traded funds
	(cost $4,116)	$4,068

	Total long-term investments
	(cost $232,198)	$235,548

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $383, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $391)
$383	0.07%, 7/31/2013	$383
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $903,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $921)
903	0.07%, 7/31/2013	903
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $325, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $332)
325	0.09%, 7/31/2013	325
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $742, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $757)
742	0.07%, 7/31/2013	742

2

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3% - (continued)
	Repurchase Agreements - 2.3% - (continued)
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,171, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,194)
$1,171	0.06%, 7/31/2013		$1,171
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $280, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $285)
280	0.10%, 7/31/2013		280
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $577, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $589)
577	0.06%, 7/31/2013		577
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,085, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,107)
1,085	0.07%, 7/31/2013		1,085
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			5,469
	Total short-term investments
	(cost $5,469)		$5,469

	Total investments
	(cost $237,667) ▲	100.9%	$241,017
	Other assets and liabilities	(0.9)%	(2,045)
	Total net assets	100.0%	$238,972

3

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $239,392 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,352
Unrealized Depreciation	(10,727)
Net Unrealized Appreciation	$1,625

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $7,218, which represents 3.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $3,422, which represents 1.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,724 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2013 - 07/2013	26	Brit Amer Tobacco Warrants - 144A	$381
04/2013 - 07/2013	1,459	Micex AP Generis Warrants - 144A	2,349

At July 31, 2013, the aggregate value of these securities was $2,973, which represents 1.2% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
TWD	Sell	08/01/2013	JPM	$2,102	$2,102	$–
ZAR	Buy	08/05/2013	JPM	2,828	2,803	(25)
ZAR	Buy	08/06/2013	SSG	926	921	(5)
ZAR	Sell	08/01/2013	BCLY	265	264	1
						$(29)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
TWD	Taiwan Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt

5

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$2,528	$2,528	$–	$–
Brazil	16,493	16,493	–	–
British Virgin Islands	308	308	–	–
Chile	1,291	1,291	–	–
China	41,742	312	41,430	–
Czech Republic	2,510	–	2,510	–
Greece	2,367	–	2,367	–
Hong Kong	15,455	2,691	12,764	–
India	23,007	4,997	18,010	–
Indonesia	2,441	980	1,461	–
Ireland	330	330	–	–
Kazakhstan	3,409	3,409	–	–
Kenya	829	829	–	–
Malaysia	9,095	606	8,489	–
Mexico	1,470	1,470	–	–
Nigeria	1,904	–	1,904	–
Papua New Guinea	411	–	411	–
Philippines	3,658	–	3,658	–
Poland	4,329	–	4,329	–
Russia	5,195	4,663	532	–
South Africa	9,152	1,032	8,120	–
South Korea	47,269	1,437	45,832	–
Sri Lanka	638	638	–	–
Taiwan	18,518	–	18,518	–
Thailand	10,851	290	10,561	–
Turkey	1,640	–	1,640	–
Total	226,840	44,304	182,536	–
Exchange Traded Funds	4,068	4,068	–	–
Preferred Stocks	1,667	1,667	–	–
Warrants	2,973	2,973	–	–
Short-Term Investments	5,469	–	5,469	–
Total	$241,017	$53,012	$188,005	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	30	–	30	–
Total	$30	$–	$30	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $1,893 were transferred from Level 1 to Level 2, and investments valued at $7,612 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$—	$(78)	$78	$—	$—	$—	$—	$—	$—
Total	$—	$(78)	$78	$—	$—	$—	$—	$—	$—

7

The Hartford Equity Income Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0%
	Banks - 9.8%
924	BB&T Corp.	$32,967
351	M&T Bank Corp.	41,010
904	PNC Financial Services Group, Inc.	68,772
883	US Bancorp	32,954
2,208	Wells Fargo & Co.	96,067
		271,770
	Capital Goods - 12.4%
606	3M Co.	71,208
819	Eaton Corp. plc	56,502
2,030	General Electric Co.	49,473
393	Illinois Tool Works, Inc.	28,329
67	Lockheed Martin Corp.	8,040
232	Schneider Electric S.A.	18,478
470	Stanley Black & Decker, Inc.	39,790
689	United Technologies Corp.	72,756
		344,576
	Commercial and Professional Services - 0.7%
454	Waste Management, Inc.	19,075

	Consumer Durables and Apparel - 0.9%
591	Mattel, Inc.	24,851

	Consumer Services - 0.5%
154	McDonald's Corp.	15,065

	Diversified Financials - 6.0%
299	Ameriprise Financial, Inc.	26,625
179	BlackRock, Inc.	50,458
1,613	JP Morgan Chase & Co.	89,904
		166,987
	Energy - 12.9%
482	BP plc ADR	19,968
883	Chevron Corp.	111,202
328	ConocoPhillips Holding Co.	21,242
844	Exxon Mobil Corp.	79,135
532	Occidental Petroleum Corp.	47,369
1,371	Royal Dutch Shell plc Class B	48,476
1,004	Suncor Energy, Inc.	31,757
		359,149
	Food and Staples Retailing - 1.1%
739	Sysco Corp.	25,518
99	Walgreen Co.	4,973
		30,491
	Food, Beverage and Tobacco - 5.7%
307	Altria Group, Inc.	10,752
172	Anheuser-Busch InBev N.V. ADR	16,460
338	General Mills, Inc.	17,560
701	Kraft Foods Group, Inc.	39,671
398	Philip Morris International, Inc.	35,523
954	Unilever N.V. NY Shares ADR	38,153
		158,119
	Health Care Equipment and Services - 0.9%
341	Baxter International, Inc.	24,909

	Household and Personal Products - 0.5%
179	Procter & Gamble Co.	14,369

	Insurance - 6.7%
642	ACE Ltd.	58,649
554	Chubb Corp.	47,902
1,901	Marsh & McLennan Cos., Inc.	79,574
		186,125
	Materials - 3.5%
694	Dow Chemical Co.	24,312
396	E.I. DuPont de Nemours & Co.	22,839
600	International Paper Co.	29,008
448	Nucor Corp.	20,955
		97,114
	Media - 2.7%
751	Thomson Reuters Corp.	25,563
173	Time Warner Cable, Inc.	19,786
1,710	WPP plc	30,880
		76,229
	Pharmaceuticals, Biotechnology and Life Sciences - 11.8%
407	AstraZeneca plc ADR	20,649
1,348	Johnson & Johnson	126,016
1,792	Merck & Co., Inc.	86,341
1,747	Pfizer, Inc.	51,059
177	Roche Holding AG ☼	43,629
		327,694
	Retailing - 2.9%
1,795	Lowe's Co., Inc.	80,026

	Semiconductors and Semiconductor Equipment - 5.4%
1,101	Analog Devices, Inc.	54,363
1,980	Intel Corp.	46,135
318	Maxim Integrated Products, Inc.	9,101
331	Texas Instruments, Inc. ‡	12,961
596	Xilinx, Inc.	27,809
		150,369
	Software and Services - 2.2%
1,899	Microsoft Corp.	60,442

	Technology Hardware and Equipment - 1.8%
1,969	Cisco Systems, Inc.	50,304

	Telecommunication Services - 2.1%
839	AT&T, Inc.	29,592
487	Verizon Communications, Inc.	24,074
170	Vodafone Group plc ADR	5,097
		58,763
	Transportation - 1.1%
342	United Parcel Service, Inc. Class B	29,703

	Utilities - 5.4%
96	Dominion Resources, Inc.	5,718
3,117	National Grid plc	37,249
278	NextEra Energy, Inc.	24,083
433	Northeast Utilities	19,243
818	UGI Corp.	34,346

1

The Hartford Equity Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.0% - (continued)
	Utilities - 5.4% - (continued)
965	Xcel Energy, Inc.		$28,893
			149,532
	Total common stocks
	(cost $2,139,141)		$2,695,662

	Total long-term investments
	(cost $2,139,141)		$2,695,662

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,436, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $6,564)
$6,436	0.07%, 7/31/2013		$6,436
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $15,157, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $15,460)
15,157	0.07%, 7/31/2013		15,157
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,456, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $5,566)
5,456	0.09%, 7/31/2013		5,456
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $12,453, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $12,702)
12,453	0.07%, 7/31/2013		12,453
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $19,651, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $20,044)
19,651	0.06%, 7/31/2013		19,651
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $4,695,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $4,788)
4,695	0.10%, 7/31/2013		4,695
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $9,692, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $9,886)
9,692	0.06%, 7/31/2013		9,692
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $18,221, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $18,586)
$18,221	0.07%, 7/31/2013		18,221
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $44, collateralized by U.S. Treasury Note 2.38%, 2014, value of $45)
44	0.05%, 7/31/2013		44
			91,805
	Total short-term investments
	(cost $91,805)		$91,805

	Total investments
	(cost $2,230,946) ▲	100.3%	$2,787,467
	Other assets and liabilities	(0.3)%	(9,647)
	Total net assets	100.0%	$2,777,820

2

The Hartford Equity Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $2,239,900 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$551,127
Unrealized Depreciation	(3,560)
Net Unrealized Appreciation	$547,567

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $435 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	08/02/2013	UBS	$432	$435	$3
EUR	Buy	08/01/2013	UBS	176	176	–
GBP	Buy	08/01/2013	UBS	1,141	1,131	(10)
						$(7)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Equity Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,695,662	$2,516,950	$178,712	$–
Short-Term Investments	91,805	–	91,805	–
Total	$2,787,467	$2,516,950	$270,517	$–
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–
Liabilities:
Foreign Currency Contracts *	10	–	10	–
Total	$10	$–	$10	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 8.3%
		Accommodation and Food Services - 0.1%
		Caesars Entertainment Operating Co., Inc.
	$1,500	9.00%, 02/15/2020 ■	$1,403
		Elior Finance & Co.
EUR	685	6.50%, 05/01/2020 ■	943
		Sugarhouse HSP Gaming Prop Mezz L.P.
	7,125	6.38%, 06/01/2021 ■	6,795
			9,141
		Arts, Entertainment and Recreation - 1.0%
		CCO Holdings LLC
	11,480	5.25%, 09/30/2022 ‡	10,705
	12,235	5.75%, 01/15/2024 ‡	11,440
		Chester Downs & Marina LLC
	8,189	9.25%, 02/01/2020 ■‡	8,107
		Cinemark USA, Inc.
	2,735	4.88%, 06/01/2023 ■	2,585
		Cirsa Funding Luxembourg S.A.
EUR	5,000	8.75%, 05/15/2018 ■	6,785
		Citycenter Holdings LLC
	6,000	7.63%, 01/15/2016 ‡	6,360
		Clear Channel Communications, Inc.
	2,518	9.00%, 12/15/2019	2,512
		Echostar DBS Corp.
	6,000	7.13%, 02/01/2016 ‡	6,570
		Great Canadian Gaming Co.
CAD	6,615	6.63%, 07/25/2022 ■‡	6,634
		Sinclair Television Group, Inc.
	11,000	5.38%, 04/01/2021 ‡	10,752
			72,450
		Chemical Manufacturing - 0.5%
		Eagle Spinco, Inc.
	455	4.63%, 02/15/2021 ■	437
		Hexion U.S. Finance Corp.
	2,326	6.63%, 04/15/2020	2,379
	12,490	6.63%, 04/15/2020 ■	12,771
		LyondellBasell Industries N.V.
	4,892	5.00%, 04/15/2019 ‡	5,416
		MPM Escrow LLC/MPM Finance Corp.
	10,050	8.88%, 10/15/2020 ‡	10,703
			31,706
		Computer and Electronic Product Manufacturing - 0.2%
		Freescale Semiconductor, Inc.
	2,250	9.25%, 04/15/2018 ■	2,438
		NXP B.V./NXP Funding LLC
	7,430	5.75%, 02/15/2021 - 03/15/2023 ■	7,579
			10,017
		Finance and Insurance - 1.3%
		AmeriGas Finance LLC
	2,750	6.75%, 05/20/2020	2,922
		CIT Group, Inc.
	2,385	5.00%, 05/15/2017	2,516
	3,120	5.38%, 05/15/2020	3,260
		Corrections Corp. of America
	8,655	4.13%, 04/01/2020 ‡	8,395
		General Motors Financial Co., Inc.
	16,370	2.75%, 05/15/2016 ■‡	16,309
		Ineos Finance plc
	1,645	7.50%, 05/01/2020 ■	1,768
	6,689	8.38%, 02/15/2019 ■‡	7,341
		Kion Finance S.A.
EUR	4,000	4.70%, 02/15/2020 ■Δ	5,375
EUR	11,580	6.75%, 02/15/2020 ■‡	16,735
		MPH International Holding 2
	2,760	8.38%, 08/01/2018 ■	2,819
		Nuveen Investments, Inc.
	9,545	9.13%, 10/15/2017 ■	9,664
	540	9.50%, 10/15/2020 ■	547
		Rivers Pittsburgh L.P.
	6,036	9.50%, 06/15/2019 ■‡	6,549
		SLM Corp.
	6,129	6.00%, 01/25/2017 ‡	6,512
			90,712
		Food Manufacturing - 0.1%
		Post Holdings, Inc.
	2,882	7.38%, 02/15/2022	3,091

		Health Care and Social Assistance - 0.4%
		Biomet, Inc.
	5,015	6.50%, 08/01/2020	5,266
		Community Health Systems, Inc.
	4,330	5.13%, 08/15/2018	4,417
	5,265	7.13%, 07/15/2020 ‡	5,390
		DaVita, Inc.
	3,435	5.75%, 08/15/2022	3,482
		Fresenius Medical Care U.S. Finance II, Inc.
	3,000	5.63%, 07/31/2019 ■	3,176
		HCA, Inc.
	5,000	7.25%, 09/15/2020 ‡	5,469
		Valeant Pharmaceuticals International
	3,500	6.50%, 07/15/2016 ■	3,622
			30,822
		Information - 2.1%
		Cegedim S.A.
EUR	1,745	6.75%, 04/01/2020 ■	2,269
		Ceridian Corp.
	4,920	8.88%, 07/15/2019 ■‡	5,572
		Cerved Technologies S.p.A.
EUR	2,500	5.59%, 01/15/2019 ■Δ	3,334
		Eagle Midco Inc.
	3,750	9.00%, 06/15/2018 ■Þ	3,778
		Epicor Software Corp.
	4,000	8.63%, 05/01/2019	4,240
		Equiniti Bondco plc
GBP	7,000	6.26%, 12/15/2018 ■‡Δ	10,755
		First Data Corp.
	8,625	6.75%, 11/01/2020 ■‡	9,002
	7,000	8.25%, 01/15/2021 ■‡	7,315
		Intelsat Jackson Holdings S.A.
	8,480	5.50%, 08/01/2023 ■	8,141
	3,000	8.50%, 11/01/2019	3,311
		Intelsat Luxembourg S.A.
	8,270	7.75%, 06/01/2021 ■	8,704
		Level 3 Financing, Inc.
	10,926	4.21%, 02/15/2015 ‡Δ	10,926
		Nara Cable Funding II Ltd.
EUR	6,550	8.50%, 03/01/2020 ■‡	9,324

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
		Information - 2.1% - (continued)
		NII International Telecom S.a.r.l.
	$4,385	7.88%, 08/15/2019 ■	$4,210
	6,135	11.38%, 08/15/2019 ■‡	6,733
		Unitymedia Hessen GmbH & Co.
	3,300	5.50%, 01/15/2023 ■	3,209
		UPC Holding B.V.
EUR	6,500	6.75%, 03/15/2023 §‡	8,700
		Wind Acquisition Finance S.A.
EUR	13,375	5.48%, 04/30/2019 ■‡Δ	17,803
	12,500	7.25%, 02/15/2018 ■‡	12,845
		Windstream Corp.
	6,500	7.88%, 11/01/2017 ‡	7,264
			147,435
		Mining - 0.1%
		Peabody Energy Corp.
	6,200	6.00%, 11/15/2018 ‡	6,340

		Miscellaneous Manufacturing - 0.1%
		Reynolds Group Issuer, Inc.
	3,000	5.75%, 10/15/2020	3,053
	6,182	7.13%, 04/15/2019 ‡Δ	6,599
			9,652
		Motor Vehicle and Parts Manufacturing - 0.2%
		American Axle & Manufacturing Holdings, Inc.
	6,000	6.25%, 03/15/2021 ‡	6,307
	5,874	9.25%, 01/15/2017 ■‡	6,300
			12,607
		Nonmetallic Mineral Product Manufacturing - 0.1%
		Ardagh Packaging Finance plc
	7,737	7.38%, 10/15/2017 ■‡	8,239
			8,239
		Petroleum and Coal Products Manufacturing - 0.6%
		Concho Resources, Inc.
	7,000	5.50%, 04/01/2023 ‡	6,983
		Denbury Resources, Inc.
	7,455	4.63%, 07/15/2023 ‡	6,821
		EP Energy Finance, Inc.
	6,500	7.75%, 09/01/2022 ‡	7,150
		Everest Acquisition LLC
	2,890	6.88%, 05/01/2019	3,092
		Range Resources Corp
	6,605	5.00%, 03/15/2023 ‡	6,605
		Rosetta Resources, Inc.
	5,870	5.63%, 05/01/2021	5,870
		Seadrill Ltd.
	5,000	5.63%, 09/15/2017 ■	5,025
		Shelf Drilling Holdings Ltd.
	2,775	8.63%, 11/01/2018 ■	2,955
			44,501
		Plastics and Rubber Products Manufacturing - 0.1%
		Sealed Air Corp.
	4,146	8.13%, 09/15/2019 ■	4,623

		Primary Metal Manufacturing - 0.1%
		Novelis, Inc.
	6,973	8.75%, 12/15/2020 ‡	7,688

		Professional, Scientific and Technical Services - 0.1%
		Affinion Group, Inc.
	7,000	7.88%, 12/15/2018 ‡	5,618

		Real Estate, Rental and Leasing - 0.2%
		Avis Budget Car Rental LLC
	3,820	5.50%, 04/01/2023 ■	3,763
		CBRE Services, Inc.
	1,675	5.00%, 03/15/2023	1,608
		International Lease Finance Corp.
	10,000	5.88%, 08/15/2022 ‡	10,175
			15,546
		Retail Trade - 0.2%
		GRD Holding III Corp.
	5,050	10.75%, 06/01/2019 ■‡	5,416
		Michaels Stores, Inc.
	4,430	7.50%, 08/01/2018 ■	4,474
		Picard Groupe S.A.
EUR	5,220	4.48%, 08/01/2019 ■☼Δ	7,049
			16,939
		Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
		Revlon Consumer Products Corp.
	10,860	5.75%, 02/15/2021 ■‡	10,955
		YCC Holdings LLC
	4,632	10.25%, 02/15/2016 Þ	4,759
			15,714
		Utilities - 0.4%
		Calpine Corp.
	6,000	7.25%, 10/15/2017 ■‡	6,270
		Dynegy Inc
	5,000	5.88%, 06/01/2023 ■	4,750
		NRG Energy, Inc.
	4,000	6.63%, 03/15/2023	4,100
	8,750	7.63%, 01/15/2018 ‡	9,756
			24,876
		Wholesale Trade - 0.2%
		Spectrum Brands Holdings, Inc.
	6,100	9.50%, 06/15/2018 ‡	6,725
		U.S. Foodservice, Inc.
	5,000	8.50%, 06/30/2019	5,325
			12,050
		Total corporate bonds
		(cost $568,539)	$579,767

SENIOR FLOATING RATE INTERESTS ♦ - 89.9%
		Accommodation and Food Services - 1.4%
		Caesars Entertainment Operating Co., Inc.
	$7,141	4.44%, 01/28/2018	$6,174
	44,569	5.44%, 01/28/2018	39,466
	13,855	9.50%, 10/31/2016	13,733
		Four Seasons Holdings Inc
	18,510	4.25%, 06/27/2020	18,718
	4,690	6.25%, 12/27/2020	4,761

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
		Accommodation and Food Services - 1.4% - (continued)
		Las Vegas Sands LLC, Extended Delayed Draw Term Loan
	$2,696	2.69%, 11/23/2016	$2,694
		Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2
	1,078	2.69%, 11/23/2015	1,077
		Las Vegas Sands LLC, Extended Term Loan
	11,288	2.69%, 11/23/2016	11,277
			97,900
		Administrative Waste Management and Remediation - 2.4%
		Acosta, Inc.
	34,140	5.00%, 03/02/2018	34,438
		ADS Waste Holdings, Inc.
	28,079	4.25%, 10/09/2019	28,271
		Affinia Group, Inc.
	7,305	4.75%, 04/25/2020	7,383
		Audio Visual Services Group, Inc.
	12,903	6.75%, 11/09/2018	12,967
	4,000	10.75%, 05/09/2018	3,980
		Ipreo Holdings LLC, Term Loan B-2
	13,465	6.50%, 08/07/2017	13,599
		Ipreo Holdings LLC, Term Loan B-3
	1,119	6.50%, 08/07/2017	1,130
		Ista International GmbH
EUR	7,475	04/22/2020◊☼	9,965
		LPL Holdings, Inc.
	7,481	3.25%, 03/29/2019	7,466
		ServiceMaster (The) Co.
	16,266	4.45%, 01/31/2017	16,175
		SI Organization, Inc.
	7,726	5.50%, 11/22/2016	7,513
		Synagro Technologies, Inc.
	14,236	2.20%, 03/28/2014 Ψ	14,011
		Trans Union LLC
	14,224	4.25%, 02/08/2019	14,337
			171,235
		Agriculture, Construction, Mining and Machinery - 1.2%
		BOC Edwards, Inc.
	3,587	4.75%, 03/26/2020	3,589
		Hupah Finance, Inc.
	11,850	4.50%, 01/21/2019	11,919
		Nortek, Inc.
	4,124	5.25%, 04/26/2017	4,127
		Veyance Technologies, Inc.
	66,833	5.25%, 09/08/2017	66,582
			86,217
		Air Transportation - 2.2%
		American Airlines, Inc.
	33,510	4.26%, 06/27/2014 ☼	33,342
		AWAS Finance Luxembourg S.A., Term Loan
	4,998	3.50%, 07/16/2018	5,026
		AWAS Finance Luxembourg S.A., Term Loan B
	6,454	3.50%, 06/10/2016	6,466
		Delta Air Lines, Inc.
	8,037	4.00%, 10/18/2018	8,081
	31,486	4.25%, 04/20/2017	31,683
		Landmark Aviation
	12,381	5.75%, 10/25/2019	12,520
		Landmark Aviation FBO Canada, Inc.
	1,049	5.75%, 10/25/2019	1,061
		United Airlines, Inc.
	30,043	4.00%, 04/01/2019	30,294
		US Airways Group, Inc.
	23,932	4.25%, 05/23/2019	23,919
			152,392
		Arts, Entertainment and Recreation - 7.0%
		24 Hour Fitness Worldwide, Inc.
	34,899	5.25%, 04/22/2016	35,196
		Cenveo Corp.
	8,643	6.25%, 02/13/2017	8,672
		Cequel Communications LLC
	29,024	3.50%, 02/14/2019	29,160
		Clear Channel Communications, Inc.
	3,675	3.84%, 01/29/2016	3,430
	23,588	6.94%, 01/30/2019	21,777
		ClubCorp Club Operations, Inc.
	17,344	4.25%, 07/24/2020	17,496
		CSC Holdings, Inc.
	28,250	2.69%, 04/17/2020	28,043
		Cumulus Media, Inc.
	33,812	4.50%, 09/17/2018	34,101
		Dex Media West LLC
	8,174	8.00%, 12/30/2016	6,920
		F & W Publications, Inc., Second Lien Term Loan
	1,158	15.00%, 12/09/2014 Þ	979
		Formula One Holdings
	23,581	4.50%, 04/30/2019	23,802
		FoxCo Acquisition LLC
	6,842	5.50%, 07/14/2017	6,904
		Golden Nugget, Inc., Delayed Draw Term Loan
	4,169	3.19%, 06/22/2014 Þ	4,069
		Golden Nugget, Inc., Term Facility
	7,430	3.19%, 06/22/2014 Þ	7,252
		Hoyts Group Holdings LLC
	6,780	4.00%, 05/30/2020	6,797
	6,212	8.25%, 11/30/2020	6,205
		Kabel Deutschland GMBH
EUR	1,980	2.88%, 03/31/2020	2,628
		Kabel Deutschland Holding AG
	33,562	3.25%, 02/01/2019	33,504
		MGM Resorts International
	31,828	2.94%, 12/20/2017	31,883
	55,683	3.50%, 12/20/2019	55,706
		Penn National Gaming, Inc.
	2,483	3.75%, 07/16/2018	2,493
		Penton Media, Inc.
	8,826	6.00%, 08/01/2014 Þ	8,622
		R.H. Donnelley, Inc.
	4,522	9.75%, 12/31/2016	3,431

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
		Arts, Entertainment and Recreation - 7.0% - (continued)
		Rock Ohio Caesars LLC
	$2,825	5.00%, 04/08/2019	$2,839
		Salem Communications Corp.
	8,658	4.50%, 03/13/2020	8,691
		San Juan Cable LLC
	16,500	6.00%, 06/09/2017	16,624
		Seminole (The) Tribe of Florida, Inc.
	7,408	3.00%, 04/29/2020	7,427
		Station Casinos LLC
	39,217	5.00%, 03/02/2020	39,560
		Tribune Co.
	27,537	4.00%, 12/31/2019	27,648
		Warner Music Group Corp.
	11,275	3.75%, 07/01/2020	11,289
			493,148
		Chemical Manufacturing - 3.9%
		Arysta LifeScience Corp.
	11,075	4.50%, 05/29/2020	11,144
		CeramTec
EUR	10,675	07/30/2020◊☼	14,241
		Cytec Industries, Inc.
	1,963	4.50%, 10/04/2019	1,977
		DuPont Performance Coatings, Inc.
	24,289	4.75%, 02/01/2020	24,528
EUR	5,237	5.25%, 02/01/2020	7,016
		Houghton International, Inc.
	13,826	4.00%, 12/20/2019	13,820
		Ineos US Finance LLC
	42,254	4.00%, 05/04/2018	42,148
		MacDermid, Inc.
	9,815	4.00%, 06/07/2020	9,852
	2,690	7.75%, 12/07/2020	2,717
		Monarch, Inc.
	3,782	4.50%, 10/04/2019	3,811
	1,270	8.25%, 04/03/2020	1,292
		Pinnacle Operating Corp.
	32,723	3.25%, 04/29/2020	32,703
	15,711	4.75%, 11/15/2018	15,761
	4,250	11.50%, 05/15/2019	4,335
		PQ Corp.
	17,910	4.50%, 08/07/2017	18,074
		Tronox Pigments Holland
	13,255	4.50%, 03/19/2020	13,408
		Univar, Inc.
	44,536	5.00%, 06/30/2017	43,995
		Utex Industries, Inc.
	7,515	4.75%, 04/10/2020	7,520
	2,000	8.75%, 04/09/2021	2,005
			270,347
		Computer and Electronic Product Manufacturing - 1.8%
		CDW LLC
	61,635	3.50%, 04/29/2020 ☼	61,236
		Ceridian Corp., Extended Term Loan
	5,000	5.94%, 05/09/2017	4,969
		Ceridian Corp., Extended Term Loan 2
	17,764	5.94%, 05/09/2017	17,859
		Freescale Semiconductor, Inc.
	39,148	5.00%, 03/01/2020	39,527
		Spectrum Brands Holdings, Inc.
	4,690	4.51%, 12/17/2019	4,732
			128,323
		Construction - 0.7%
		Aluma Systems, Inc.
	3,072	6.25%, 10/23/2018	3,121
		Brand Energy & Infrastructure Services, Inc.
	12,798	6.25%, 10/23/2018	13,006
		Brock Holdings III, Inc.
	17,417	6.01%, 03/16/2017	17,512
	6,898	10.00%, 03/16/2018	6,984
		Summit Materials LLC
	10,898	5.00%, 01/30/2019	10,939
			51,562
		Educational Services - 0.1%
		Bright Horizons Family Solutions, Inc.
	9,632	4.00%, 01/30/2020	9,668

		Electrical Equipment, Appliance Manufacturing - 0.3%
		WESCO Distribution, Inc.
	19,900	4.50%, 12/12/2019	19,987

		Fabricated Metal Product Manufacturing - 0.1%
		Ameriforge Group, Inc.
	6,413	5.00%, 12/19/2019	6,425

		Finance and Insurance - 6.4%
		Asurion LLC
	12,455	07/08/2020 ◊☼	12,185
	63,788	4.50%, 05/24/2019	63,676
	4,531	11.00%, 07/23/2017	4,526
		Capital Automotvie L.P.
	13,320	4.00%, 04/10/2019	13,407
	2,965	6.00%, 04/30/2020	3,050
		Chrysler Group LLC
	46,694	4.25%, 05/24/2017	47,394
		Cooper Gay Swett & Crawford Ltd.
	9,425	5.00%, 04/16/2020	9,519
	4,140	8.25%, 10/16/2020 ☼	4,192
		Evertec LLC
	14,955	3.50%, 04/17/2020	14,873
		Guggenheim Partners LLC
	17,805	4.25%, 07/22/2020 ☼	17,998
		HUB International Ltd.
	26,045	3.69%, 06/13/2017	26,164
		Interactive Data Corp.
	19,022	3.75%, 02/11/2018	19,058
		ION Trading Technologies Ltd.
	8,500	4.50%, 05/22/2020	8,525
	1,540	8.25%, 05/22/2021	1,544
		Lonestar Intermediate Super Holdings LLC
	4,864	11.00%, 09/02/2019	5,059
		National Financial Partners Corp.
	7,280	5.25%, 07/01/2020	7,295
		Nuveen Investments, Inc.
	92,007	4.19%, 05/13/2017	91,968
	28,895	6.50%, 02/28/2019	28,859

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
	Finance and Insurance - 6.4% - (continued)
	Ocwen Financial Corp.
$10,658	5.00%, 02/15/2018	$10,778
	Springleaf Financial Funding Co.
3,542	5.50%, 05/10/2017	3,544
	USI Insurance Services LLC
22,746	5.25%, 12/27/2019	22,959
	Walter Investment Management
30,786	5.75%, 11/28/2017 ☼	30,970
		447,543
	Food Manufacturing - 5.2%
	Advance Pierre Foods, Inc.
17,851	5.75%, 07/10/2017	18,021
9,000	9.50%, 10/10/2017	9,138
	American Seafoods Group LLC
15,387	4.25%, 03/18/2018	15,208
	Del Monte Foods Co.
68,899	4.00%, 03/08/2018	68,882
	Dole Food Co., Inc.
17,147	3.75%, 04/01/2020	17,147
	H.J. Heinz Co.
134,390	3.50%, 06/05/2020	135,710
	Hostess Brands, Inc.
9,740	6.75%, 04/09/2020	10,014
	JBS USA LLC
27,177	3.75%, 05/25/2018	27,109
	Milk Specialties Co.
180	07/11/2018 ◊☼Б	179
8,930	7.00%, 11/09/2018	8,874
	Roundy's Supermarkets, Inc.
14,817	5.75%, 02/13/2019	14,672
	U.S. Foodservice, Inc.
40,791	4.50%, 03/31/2019	40,842
		365,796
	Furniture and Related Product Manufacturing - 1.2%
	AOT Bedding Super Holdings LLC
51,825	5.00%, 10/01/2019	52,165
	Tempur-Pedic International, Inc.
19,217	3.50%, 03/18/2020 ☼	19,136
	Wilsonart International Holding LLC
16,242	4.00%, 10/31/2019 ☼	16,226
		87,527
	Health Care and Social Assistance - 8.5%
	AccentCare, Inc.
6,034	6.50%, 12/22/2016	3,158
	Alere, Inc., Term Loan B
24,818	4.25%, 06/30/2017	25,023
	Alere, Inc., Term Loan B2
5,643	4.25%, 06/30/2017	5,689
	American Renal Holdings, Inc.
20,673	4.50%, 08/20/2019	20,415
9,285	8.50%, 03/20/2020	9,169
	Ardent Medical Services, Inc.
9,950	6.75%, 07/02/2018	10,008
	ATI Holdings, Inc.
2,592	5.75%, 12/20/2019	2,608
	Bausch & Lomb, Inc.
12,459	4.00%, 05/18/2019	12,452
	Catalent Pharma Solutions, Inc.
2,385	6.50%, 12/29/2017	2,389
	DaVita, Inc.
14,043	2.69%, 11/01/2017	14,028
46,203	4.00%, 11/01/2019	46,417
	DJO Finance LLC
16,686	4.75%, 09/15/2017	16,827
	Grifols, Inc.
18,464	4.25%, 06/01/2017	18,633
	HCA, Inc.
16,759	2.94%, 05/01/2018	16,805
45,805	3.03%, 03/31/2017 ☼	45,891
	Health Management Associates, Inc.
6,890	3.50%, 11/16/2018	6,907
	Hologic, Inc.
33,234	4.50%, 08/01/2019	33,323
	Iasis Healthcare LLC
16,425	4.50%, 05/03/2018	16,543
	Immucor, Inc.
17,484	5.00%, 08/19/2018	17,621
	IMS Health, Inc.
8,125	3.75%, 09/01/2017	8,166
	Insight Pharmaceuticals LLC
9,462	6.25%, 08/25/2016	9,485
	InVentiv Health, Inc.
5,765	7.50%, 08/04/2016	5,654
5,294	7.75%, 05/15/2018	5,182
	MultiPlan, Inc.
29,586	4.00%, 08/26/2017 ☼	29,818
	NBTY, Inc.
22,466	3.50%, 10/01/2017	22,612
	Par Pharmeceutical Cos., Inc.
15,558	4.25%, 09/30/2019	15,635
	Pharmaceutical Product Development, Inc.
14,453	4.25%, 12/05/2018	14,561
	Sheridan Healthcare, Inc.
7,427	4.50%, 06/29/2018	7,452
	Sheridan Holdings, Inc.
2,246	9.00%, 07/01/2019	2,251
	Surgery Center Holdings, Inc.
9,950	6.00%, 04/11/2019	10,000
	Truven Health Analytics, Inc.
4,930	4.50%, 06/06/2019	4,949
	US Renal Care, Inc.
9,405	6.25%, 07/03/2019	9,370
2,666	10.25%, 01/03/2020	2,706
	Valeant Pharmaceuticals International
82,245	06/26/2020 ◊☼	83,312
15,370	3.50%, 12/11/2019	15,509
	Valeant Pharmaceuticals International, Term Loan B
10,652	3.50%, 02/13/2019	10,741
	Warner Chilcott Corp., Term Loan B-1
6,464	4.25%, 03/15/2018	6,468
	Warner Chilcott Corp., Term Loan B-2
396	4.25%, 03/15/2018	396
	Warner Chilcott Corp., Term Loan B-3
5,094	4.25%, 03/15/2018	5,097

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
		Health Care and Social Assistance - 8.5% - (continued)
		Warner Chilcott plc
	$2,814	4.25%, 03/15/2018	$2,815
			596,085
		Information - 15.9%
		Alcatel-Lucent
	48,469	7.25%, 01/30/2019	49,463
		Arris Group, Inc.
	23,449	3.50%, 04/17/2020 ☼	23,380
		Aspect Software, Inc.
	10,154	7.00%, 05/07/2016	10,141
		Blackboard, Inc.
	8	6.25%, 10/04/2018	8
		Cabovisao-Televisao Por Cabo S.A.
	50,000	3.54%, 07/02/2019 ☼Б	49,000
		Charter Communications Operating LLC, Term Loan E
	65,835	3.00%, 07/01/2020 ☼	65,543
		Charter Communications Operating LLC, Term Loan F
	42,875	3.00%, 12/31/2020	42,661
		Crown Castle International Corp.
	18,743	3.25%, 01/31/2019	18,749
		Decision Insight Information Group I, Inc.
	17,263	7.00%, 01/04/2017	17,198
		Emdeon, Inc.
	15,808	3.75%, 11/02/2018	15,894
		Epicor Software Corp.
	42,414	4.50%, 05/16/2018	42,838
		First Data Corp.
	11,744	4.19%, 03/24/2017	11,733
		First Data Corp., Extended 1st Lien Term Loan
	88,764	4.19%, 03/23/2018	88,542
		First Data Corp., Term Loan B
	2,060	4.19%, 09/24/2018	2,054
		Hyland Software, Inc.
	6,632	5.50%, 10/25/2019	6,648
		Infor US, Inc.
	4,100	3.75%, 06/03/2020 ☼	4,076
EUR	4,400	4.00%, 06/03/2020☼	5,854
	22,780	5.25%, 04/05/2018	23,064
		Intelsat Jackson Holdings S.A.
	34,676	4.25%, 04/02/2018	34,936
		Kronos, Inc.
	14,229	4.50%, 10/30/2019	14,317
	3,000	9.75%, 04/30/2020	3,090
		Leap Wireless International, Inc., Term Loan B
	17,591	4.75%, 10/10/2019 - 03/08/2020	17,728
		Level 3 Financing, Inc.
	49,045	5.25%, 08/01/2019	49,336
		Level 3 Financing, Inc., Term Loan
	14,888	4.75%, 02/01/2016	14,951
		Level 3 Financing, Inc., Term Loan B-2
	23,256	4.75%, 08/01/2019	23,408
		Light Tower Fiber LLC
	17,645	4.50%, 04/13/2020	17,739
	1,705	8.00%, 04/12/2021	1,716
		Mediacom Broadband LLC, Term Loan E
	7,832	4.50%, 10/23/2017	7,824
		Mediacom Communications Corp.
	16,440	3.25%, 01/29/2021	16,317
		MISYS plc
	23,458	7.25%, 12/12/2018	23,628
		NexTag, Inc.
	4,774	9.25%, 01/28/2016	4,416
		Nine Entertainment Group Ltd.
	27,860	3.50%, 02/05/2020 ☼	27,860
		Northland Cable Television, Inc.
	9,475	7.75%, 12/30/2016	9,286
		Novell, Inc.
	17,274	7.25%, 11/22/2017	17,443
		Peak 10, Inc.
	6,015	7.25%, 10/25/2018	6,030
		RedPrairie Corp.
	6,771	6.75%, 12/21/2018	6,853
		Skillsoft Corp.
	13,970	5.00%, 05/26/2017	14,083
		Sorenson Communications, Inc.
	17,067	9.50%, 10/31/2014	17,017
		Syniverse Holdings, Inc.
	5,600	4.00%, 04/23/2019	5,609
		Telesat Canada
	13,579	3.50%, 03/28/2019	13,618
		TransFirst Holding, Inc.
	11,990	4.75%, 12/27/2017	12,014
	500	11.00%, 06/27/2018	508
		TWCC Holding, Corp.
	18,393	3.50%, 02/13/2017	18,512
	1,885	7.00%, 06/26/2020	1,927
		Univision Communications, Inc., Term Loan
	14,189	4.00%, 03/01/2020	14,148
		Univision Communications, Inc., Term Loan C-1
	60,464	4.50%, 03/01/2020	60,691
		Univision Communications, Inc., Term Loan C-2
	32,918	4.50%, 03/01/2020	33,041
		UPC Financing Partnership
	15,875	3.25%, 06/30/2021	15,831
	12,750	4.00%, 01/31/2021	12,808
		Virgin Media Finance plc
	57,500	3.50%, 06/08/2020 ☼	57,436
GBP	13,800	4.50%, 06/08/2020	21,083
		West Corp.
	23,250	3.75%, 06/30/2018	23,299
		WideOpenWest Finance LLC
	14,865	4.75%, 04/01/2019	14,980
		Windstream Corp.
	6,756	3.50%, 01/23/2020	6,764
			1,117,093
		Media - 0.7%
		Affinia Group, Inc.
	9,795	0.75%, 05/31/2020 ☼Б	9,709
		Gray Television, Inc.
	14,662	4.75%, 10/12/2019	14,791

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
	Media - 0.7% - (continued)
	Media General, Inc.
$25,750	07/30/2020 ◊☼	$25,750
		50,250
	Mining - 1.9%
	Alpha Natural Resources, Inc.
19,202	3.50%, 05/22/2020	18,830
	Arch Coal, Inc.
43,153	5.75%, 05/16/2018	42,803
	Fortescue Metals Group Ltd.
73,129	5.25%, 10/18/2017	73,655
		135,288
	Miscellaneous Manufacturing - 2.9%
	Bombardier Recreational Products, Inc.
14,675	4.00%, 01/30/2019	14,711
	DigitalGlobe, Inc.
15,292	3.75%, 01/31/2020	15,406
	Doncasters plc
20,364	5.50%, 04/09/2020	20,517
	Hamilton Sundstrand Corp.
44,220	4.00%, 12/13/2019	44,147
	Pact Group Pty Ltd.
12,815	3.75%, 05/29/2020	12,815
	Provo Craft & Novelty, Inc.
10,258	15.00%, 03/22/2016	769
	Reynolds Group Holdings, Inc.
46,573	4.75%, 09/28/2018	47,045
	Sequa Corp.
23,426	5.25%, 06/19/2017	23,719
	TransDigm Group, Inc.
23,081	3.75%, 02/28/2020	23,168
		202,297
	Motor Vehicle and Parts Manufacturing - 2.3%
	Allison Transmission, Inc.
27,871	4.25%, 08/23/2019	28,074
	Federal Mogul Corp., Tranche B Term Loan
38,876	2.95%, 12/29/2014 ☼	38,317
	Federal Mogul Corp., Tranche C Term Loan
11,992	2.14%, 12/28/2015 ☼	11,820
	Navistar, Inc.
43,677	5.75%, 08/17/2017	44,478
	Tomkins LLC
28,685	3.75%, 09/29/2016	28,876
	Tower Automotive Holdings USA LLC
1,430	04/23/2020 ◊☼	1,438
	Tower International, Inc.
7,621	5.75%, 04/23/2020	7,664
		160,667
	Other Services - 1.3%
	Alliance Laundry Systems LLC
10,566	4.50%, 12/10/2018	10,663
	Apex Tool Group LLC
7,157	4.50%, 01/31/2020	7,204
	Gardner Denver
66,520	07/30/2020 ◊☼	72,230
		90,097
	Petroleum and Coal Products Manufacturing - 2.0%
	Dynegy Power LLC
19,458	4.00%, 04/23/2020	19,537
	Everest Acquisition LLC
21,047	3.50%, 05/24/2018	21,041
	Macquarie Infrastructure Co., Inc.
13,600	3.25%, 06/01/2020	13,617
	Ocean Rig ASA
15,000	6.00%, 03/31/2021	15,169
	Pacific Drilling S.A.
10,725	4.50%, 06/03/2018	10,832
	Ruby Western Pipeline Holdings LLC
3,420	3.50%, 03/27/2020	3,420
	Samson Investment Co.
24,745	6.00%, 09/25/2018	25,034
	Shelf Drilling International Holdings Ltd.
10,149	6.25%, 05/31/2018	10,149
	Wildhorse Resources LLC
10,800	7.50%, 12/13/2018	10,773
	Willbros United States Holdings, Inc.
9,452	9.50%, 06/30/2014	9,449
		139,021
	Pipeline Transportation - 0.5%
	EMG Utica LLC
4,800	4.75%, 03/27/2020	4,824
	EP Energy LLC
10,605	4.50%, 04/30/2019	10,671
	NGPL Pipeco LLC
8,983	6.75%, 09/15/2017	8,601
	Philadelphia Energy Solutions LLC
12,823	6.25%, 04/04/2018	12,727
		36,823
	Plastics and Rubber Products Manufacturing - 0.7%
	Berry Plastics Group, Inc.
34,913	3.50%, 02/08/2020	34,869
	Consolidated Container Co.
6,948	5.00%, 07/03/2019	6,982
	Tricorbraun, Inc.
7,613	4.00%, 05/03/2018	7,613
		49,464
	Primary Metal Manufacturing - 0.8%
	Novelis, Inc.
51,370	3.75%, 03/10/2017	51,627
	WireCo WorldGroup, Inc.
6,804	6.00%, 02/15/2017	6,820
		58,447
	Professional, Scientific and Technical Services - 3.0%
	Advantage Sales & Marketing, Inc.
32,182	4.25%, 12/18/2017	32,296
9,874	8.25%, 06/17/2018	10,096
	Affinion Group, Inc.
71,780	6.50%, 10/09/2016	69,065
	AlixPartners LLP
14,435	5.00%, 07/10/2020	14,603
4,575	9.00%, 07/10/2021	4,598
	IMG Worldwide, Inc.
11,677	5.50%, 06/16/2016	11,691
	MoneyGram International, Inc.
25,167	4.25%, 03/27/2020	25,314

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
	Professional, Scientific and Technical Services - 3.0% - (continued)
	Paradigm Ltd.
$13,895	4.75%, 07/30/2019	$13,904
2,500	10.50%, 07/30/2020	2,533
	RBS Holding Co. LLC
14,663	9.50%, 03/23/2016	5,132
	SunGard Data Systems, Inc.
9,297	4.00%, 03/08/2020	9,390
11,990	4.50%, 01/31/2020	12,147
		210,769
	Real Estate, Rental and Leasing - 1.9%
	Avis Budget Car Rental LLC
10,803	3.00%, 03/15/2019	10,803
	Fly Leasing Ltd.
9,144	4.50%, 08/08/2018	9,250
	Realogy Corp.
1,276	3.19%, 10/05/2013	1,261
8,511	4.44%, 10/10/2016	8,601
71,752	4.50%, 03/05/2020	72,515
	The Hertz Corp.
31,406	3.00%, 03/11/2018	31,495
		133,925
	Retail Trade - 7.7%
	99 Cents Only Stores
13,736	5.25%, 01/11/2019	13,839
	American Builders & Contractors Supply Co.
16,495	3.50%, 04/16/2020	16,503
	ARAMARK Corp.
37,350	4.00%, 09/09/2019	37,700
	Armored AutoGroup, Inc.
8,695	6.00%, 11/05/2016	8,671
	BJ's Wholesale Club, Inc.
35,775	4.25%, 09/26/2019	35,926
	Burlington Coat Factory Warehouse Corp.
11,967	4.25%, 02/23/2017	12,021
	EB Sports Corp.
12,923	11.50%, 12/31/2015 Þ	12,794
	FleetPride, Inc.
15,920	5.25%, 11/19/2019	15,522
	Great Atlantic & Pacific Tea Co., Inc.
13,002	11.00%, 03/13/2017	13,392
	Hillman Group, Inc.
16,583	4.25%, 05/28/2017	16,570
	J.C. Penney Co., Inc.
45,680	6.00%, 05/22/2018	45,918
	KAR Auction Services, Inc.
1,894	3.75%, 05/19/2017	1,908
	Michaels Stores, Inc.
26,454	3.75%, 01/28/2020	26,536
6,076	4.25%, 02/25/2018	6,131
	Neiman (The) Marcus Group, Inc.
69,115	4.00%, 05/16/2018	69,252
	Party City Holdings, Inc.
25,014	4.25%, 07/27/2019	25,069
	Rite Aid Corp.
38,154	4.00%, 02/21/2020	38,393
26,580	4.88%, 06/21/2021 ☼	26,757
7,755	5.75%, 08/21/2020	7,980
	Sports (The) Authority, Inc.
28,194	7.50%, 11/16/2017	28,229
	Sprouts Farmers Markets Holdings LLC
12,725	4.50%, 04/23/2020	12,789
	Supervalu, Inc.
23,741	5.00%, 03/21/2019 ☼	23,927
	TI Automotive Ltd.
4,913	5.50%, 03/28/2019	4,980
	Weight Watchers International, Inc.
39,730	3.75%, 04/02/2020 ☼	39,855
		540,662
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Revlon Consumer Products Corp.
16,821	4.00%, 11/20/2017	16,956
	Yankee (The) Candle Co., Inc.
186	5.25%, 04/02/2019	187
		17,143
	Transit and Ground Passenger Transportation - 0.6%
	Emergency Medical Services Corp.
40,952	4.00%, 05/25/2018	41,083

	Truck Transportation - 0.6%
	Nexeo Solutions LLC, Term Loan B-1
11,243	5.00%, 09/08/2017	11,102
	Nexeo Solutions LLC, Term Loan B-2
10,873	5.00%, 09/09/2017	10,737
	Swift Transportation Co., Inc.
16,427	4.00%, 12/21/2017	16,520
		38,359
	Utilities - 3.9%
	AES Corp.
15,255	3.75%, 06/01/2018	15,436
	Calpine Corp.
22,000	3.00%, 05/03/2020 ☼	21,817
23,710	3.25%, 01/31/2022 ☼	23,591
20,154	4.00%, 10/09/2019	20,236
	Calpine Corp., Term Loan
48,062	4.00%, 04/01/2018	48,322
	Energy Transfer Equity L.P.
12,923	3.75%, 03/24/2017	13,031
	La Frontera Generation LLC
20,335	4.50%, 09/30/2020	20,445
	LSP Madison Funding LLC
6,933	5.50%, 06/28/2019	6,977
	NRG Energy, Inc.
43,339	2.75%, 07/01/2018 ☼	43,267
	PowerTeam Services LLC
17,915	3.96%, 05/06/2020 ☼Б	17,736
2,665	8.25%, 11/06/2020	2,612
	Star West Generation LLC
13,895	4.25%, 03/13/2020	14,008

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 89.9% - (continued)
	Utilities - 3.9% - (continued)
	Texas Competitive Electric Holdings Co. LLC
$34,498	4.72%, 10/10/2017		$24,187
			271,665
	Wholesale Trade - 0.6%
	Harbor Freight Tools
11,603	4.75%, 07/26/2019 ☼		11,719
	HD Supply, Inc.
29,205	4.50%, 10/12/2017		29,461
			41,180
	Total senior floating rate interests
	(cost $6,295,266)		$6,318,388

COMMON STOCKS - 0.0%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†		$–

	Energy - 0.0%
418,220	KCA Deutag ⌂●†		2,423

	Materials - 0.0%
–	LyondellBasell Industries Class A		17

	Media - 0.0%
16	F & W Publications, Inc. ●		2

	Total common stocks
	(cost $5,682)		$2,442

EXCHANGE TRADED FUNDS - 1.4%
	Other Investment Pools and Funds - 1.4%
285	iShares 1-3 Year Credit Bond		$29,991
106	iShares Iboxx High Yield Corp.		9,883
1,383	PowerShares Senior Loan Portfolio ●		34,511
244	SPDR Barclays Capital High Yield Bond		9,837
164	SPDR Barclays Short-Term HIG ●		5,008
140	SPDR Blackstone/GSO Senior Loan ●		7,032
			96,262
	Total exchange traded funds
	(cost $96,682)		$96,262

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂		$60
6	F & W Publications, Inc.		1
			61
	Total warrants
	(cost $1)		$61

	Total long-term investments
	(cost $6,966,170)		$6,996,920

SHORT-TERM INVESTMENTS - 3.7%
Other Investment Pools and Funds - 3.7%
260,832	JP Morgan U.S. Government Money Market Fund		$260,832

	Total short-term investments
	(cost $260,832)		$260,832

	Total investments
	(cost $7,227,002) ▲	103.3%	$7,257,752
	Other assets and liabilities	(3.3)%	(232,588)
	Total net assets	100.0%	$7,025,164

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $7,227,937 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$74,980
Unrealized Depreciation	(45,165)
Net Unrealized Appreciation	$29,815

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $2,423, which rounds to zero percent of total net assets.

●	Non-income producing.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $313,195, which represents 4.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $8,700, which represents 0.1% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $377,123 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2009	19	Cumulus Media, Inc. Warrants	$–
03/2011	418,220	KCA Deutag	5,668
09/2011	3	Provo Craft & Novelty, Inc.	–

At July 31, 2013, the aggregate value of these securities was $2,483, which rounds to zero percent of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2013, the aggregate value of the unfunded commitment was $29,753 , which represents 0.4% of total net assets.

10

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	08/22/2013	BMO	$6,496	$6,573	$(77)
EUR	Buy	08/01/2013	BCLY	6,932	6,944	12
EUR	Buy	08/05/2013	BCLY	1,562	1,565	3
EUR	Buy	08/30/2013	BCLY	160	160	–
EUR	Buy	08/08/2013	JPM	6,267	6,288	21
EUR	Buy	08/01/2013	SSG	22,477	22,544	67
EUR	Sell	08/01/2013	BCLY	160	160	–
EUR	Sell	08/22/2013	BCLY	8,495	8,510	(15)
EUR	Sell	08/22/2013	CSFB	89,411	90,642	(1,231)
EUR	Sell	08/22/2013	DEUT	2,651	2,673	(22)
EUR	Sell	08/22/2013	JPM	6,267	6,288	(21)
EUR	Sell	08/30/2013	SSG	22,479	22,546	(67)
GBP	Sell	08/22/2013	WEST	31,331	31,532	(201)
						$(1,531)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Distribution by Credit Quality
as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.6%
Ba / BB	30.0
B	60.2
Caa / CCC or Lower	4.3
Unrated	3.1
Non-Debt Securities and Other Short-Term Instruments	5.1
Other Assets & Liabilities	(3.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

11

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,442	$17	$2	$2,423
Corporate Bonds	579,767	–	579,767	–
Exchange Traded Funds	96,262	96,262	–	–
Senior Floating Rate Interests	6,318,388	–	6,318,388	–
Warrants	61	–	61	–
Short-Term Investments	260,832	260,832	–	–
Total	$7,257,752	$357,111	$6,898,218	$2,423
Foreign Currency Contracts *	103	–	103	–
Total	$103	$–	$103	$–
Liabilities:
Foreign Currency Contracts *	1,634	–	1,634	–
Total	$1,634	$–	$1,634	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$3,888	$586	$(1,057	)*	$—	$—	$(994)	$—	$—	$2,423
Total	$3,888	$586	$(1,057)		$—	$—	$(994)	$—	$—	$2,423

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(1,045).

12

The Hartford Floating Rate High Income Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 17.7%
		Accommodation and Food Services - 0.3%
		Elior Finance & Co.
EUR	187	6.50%, 05/01/2020 ■	$258
		Sugarhouse HSP Gaming Prop Mezz L.P.
	$625	6.38%, 06/01/2021 ■	596
			854
		Arts, Entertainment and Recreation - 2.2%
		Chester Downs & Marina LLC
	1,340	9.25%, 02/01/2020 ■‡	1,327
		Cirsa Funding Luxembourg S.A.
EUR	2,000	8.75%, 05/15/2018 ■	2,714
		Downstream Development Authority of Quapaw Tribe of Oklahoma
	118	10.50%, 07/01/2019 ■	121
		Great Canadian Gaming Co.
CAD	1,295	6.63%, 07/25/2022 ■‡	1,299
		Sinclair Television Group, Inc.
	1,000	5.38%, 04/01/2021 ‡	977
			6,438
		Chemical Manufacturing - 0.8%
		Hexion Specialty Chemicals
	300	8.88%, 02/01/2018	312
		Hexion U.S. Finance Corp.
	58	6.63%, 04/15/2020	59
	1,655	6.63%, 04/15/2020 ■	1,692
		MPM Escrow LLC/MPM Finance Corp.
	240	8.88%, 10/15/2020	256
			2,319
		Computer and Electronic Product Manufacturing - 0.2%
		NXP B.V./NXP Funding LLC
	570	5.75%, 02/15/2021 - 03/15/2023 ■	580
			580
		Finance and Insurance - 2.2%
		Ineos Finance plc
	400	8.38%, 02/15/2019 ■	439
		Kion Finance S.A.
EUR	1,000	4.70%, 02/15/2020 ■Δ	1,344
EUR	450	6.75%, 02/15/2020 ■	650
		MPH International Holding 2
	550	8.38%, 08/01/2018 ■	562
		Nuveen Investments, Inc.
	2,765	9.13%, 10/15/2017 ■‡	2,800
		Rivers Pittsburgh L.P.
	429	9.50%, 06/15/2019 ■	465
			6,260
		Food Manufacturing - 0.1%
		Post Holdings, Inc.
	228	7.38%, 02/15/2022	244

		Health Care and Social Assistance - 0.6%
		Biomet, Inc.
	360	6.50%, 08/01/2020	378
		Community Health Systems, Inc.
	1,220	7.13%, 07/15/2020 ‡	1,249
			1,627
		Information - 7.7%
		Cegedim S.A.
EUR	580	6.75%, 04/01/2020 ■	754
		Ceridian Corp.
	500	8.88%, 07/15/2019 ■	566
		Cerved Technologies S.p.A.
EUR	500	5.59%, 01/15/2019 ■Δ	667
		Eagle Midco Inc.
	1,250	9.00%, 06/15/2018 ■Þ	1,259
		Epicor Software Corp.
	1,000	8.63%, 05/01/2019 ‡	1,060
		Equiniti Bondco plc
GBP	1,000	6.26%, 12/15/2018 ■Δ	1,537
		First Data Corp.
	1,080	6.75%, 11/01/2020 ■‡	1,127
	1,000	8.25%, 01/15/2021 ■	1,045
		Intelsat Jackson Holdings S.A.
	990	5.50%, 08/01/2023 ■‡	950
	500	6.63%, 12/15/2022 ■	511
		Intelsat Luxembourg S.A.
	1,180	7.75%, 06/01/2021 ■‡	1,242
		Level 3 Financing, Inc.
	350	4.21%, 02/15/2015 Δ	350
	300	10.00%, 02/01/2018	324
		Nara Cable Funding II Ltd.
EUR	725	8.50%, 03/01/2020 ■‡	1,032
		Nara Cable Funding Ltd.
	1,500	8.88%, 12/01/2018 ■‡	1,553
		NII International Telecom S.a.r.l.
	420	7.88%, 08/15/2019 ■	403
	1,945	11.38%, 08/15/2019 ■‡	2,135
		Softbrands, Inc.
	200	11.50%, 07/15/2018	231
		UPC Holding B.V.
EUR	1,000	6.75%, 03/15/2023 §	1,338
		UPCB Finance VI Ltd.
	248	6.88%, 01/15/2022 ■	263
		Wind Acquisition Finance S.A.
EUR	1,625	5.48%, 04/30/2019 ■‡Δ	2,163
	1,500	7.25%, 02/15/2018 ■‡	1,540
			22,050
		Petroleum and Coal Products Manufacturing - 0.9%
		MEG Energy Corp.
	121	6.38%, 01/30/2023 ■	121
		Rosetta Resources, Inc.
	1,675	5.63%, 05/01/2021 ‡	1,675
		Shelf Drilling Holdings Ltd.
	695	8.63%, 11/01/2018 ■‡	740
			2,536
		Plastics and Rubber Products Manufacturing - 0.1%
		Sealed Air Corp.
	200	8.13%, 09/15/2019 ■	223

		Retail Trade - 0.9%
		GRD Holding III Corp.
	585	10.75%, 06/01/2019 ■‡	628
		Michaels Stores, Inc.
	1,110	7.50%, 08/01/2018 ■	1,121
		Picard Groupe S.A.
EUR	580	4.48%, 08/01/2019 ■☼Δ	783
			2,532

1

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 17.7% - (continued)
		Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
		Revlon Consumer Products Corp.
	$205	5.75%, 02/15/2021 ■	$207
		YCC Holdings LLC
	400	10.25%, 02/15/2016 Þ	411
			618
		Utilities - 0.6%
		Calpine Corp.
	360	7.25%, 10/15/2017 ■	376
		NRG Energy, Inc.
	1,000	6.63%, 03/15/2023	1,025
	250	7.63%, 01/15/2018	279
			1,680
		Wholesale Trade - 0.9%
		Ontex IV
EUR	1,000	7.50%, 04/15/2018 §‡	1,390
		U.S. Foodservice, Inc.
	1,000	8.50%, 06/30/2019	1,065
			2,455
		Total corporate bonds
		(cost $49,646)	$50,416

SENIOR FLOATING RATE INTERESTS ♦ - 81.1%
		Accommodation and Food Services - 1.5%
		Caesars Entertainment Operating Co., Inc.
	$316	4.44%, 01/28/2018	$273
	2,717	5.44%, 01/28/2018	2,406
		Four Seasons Holdings Inc
	770	4.25%, 06/27/2020	779
	640	6.25%, 12/27/2020	650
			4,108
		Administrative Waste Management and Remediation - 2.2%
		Acosta, Inc.
	1,108	5.00%, 03/02/2018	1,118
		ADS Waste Holdings, Inc.
	1,259	4.25%, 10/09/2019	1,267
		Affinia Group, Inc.
	810	4.75%, 04/25/2020	819
		Audio Visual Services Group, Inc.
	923	6.75%, 11/09/2018	928
	1,000	10.75%, 05/09/2018	995
		Ista International GmbH
EUR	525	04/22/2020◊☼	700
		Synagro Technologies, Inc.
	517	2.20%, 03/28/2014 Ψ	509
			6,336
		Agriculture, Construction, Mining and Machinery - 1.5%
		BOC Edwards, Inc.
	894	4.75%, 03/26/2020	895
		Hupah Finance, Inc.
	425	4.50%, 01/21/2019	427
		Nortek, Inc.
	87	5.25%, 04/26/2017	87
		Veyance Technologies, Inc.
	2,993	5.25%, 09/08/2017	2,981
			4,390

		Air Transportation - 2.7%
		American Airlines, Inc.
	2,715	4.26%, 06/27/2014 ☼	2,701
		Delta Air Lines, Inc.
	647	4.00%, 10/18/2018	650
		Delta Air Lines, Inc., Term Loan
	343	4.25%, 04/20/2017	346
		Landmark Aviation
	917	5.75%, 10/25/2019	928
		Landmark Aviation FBO Canada, Inc.
	78	5.75%, 10/25/2019	79
		United Airlines, Inc.
	1,969	4.00%, 04/01/2019	1,985
		US Airways Group, Inc.
	1,068	4.25%, 05/23/2019	1,067
			7,756
		Arts, Entertainment and Recreation - 5.4%
		24 Hour Fitness Worldwide, Inc.
	844	5.25%, 04/22/2016	852
		Cenveo Corp.
	2,165	6.25%, 02/13/2017	2,172
		Clear Channel Communications, Inc.
	115	3.84%, 01/29/2016	108
	341	6.94%, 01/30/2019	314
		ClubCorp Club Operations, Inc.
	472	4.25%, 07/24/2020	476
		Cumulus Media, Inc.
	123	4.50%, 09/17/2018	124
		Formula One Holdings
	1,431	4.50%, 04/30/2019	1,445
		FoxCo Acquisition LLC
	209	5.50%, 07/14/2017	211
		Golden Nugget, Inc.
	359	3.19%, 06/22/2014 Þ	351
		Golden Nugget, Inc., Delayed Draw
	200	3.19%, 06/22/2014 Þ	195
		Hoyts Group Holdings LLC
	755	4.00%, 05/30/2020	757
	1,140	8.25%, 11/30/2020	1,139
		Kabel Deutschland GMBH
EUR	270	2.88%, 03/31/2020	358
		Kabel Deutschland Holding AG
	1,369	3.25%, 02/01/2019	1,367
		Rock Ohio Caesars LLC
	470	5.00%, 04/08/2019	472
		Salem Communications Corp.
	962	4.50%, 03/13/2020	966
		San Juan Cable LLC
	123	6.00%, 06/09/2017	123
		Station Casinos LLC
	3,840	5.00%, 03/02/2020	3,874
			15,304
		Chemical Manufacturing - 5.9%
		Arysta LifeScience Corp.
	460	4.50%, 05/29/2020	463
		CeramTec
EUR	1,090	07/30/2020◊☼	1,452
		Cytec Industries, Inc.
	104	4.50%, 10/04/2019	105

2

The Hartford Floating Rate High Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 81.1% - (continued)
		Chemical Manufacturing - 5.9% - (continued)
		DuPont Performance Coatings, Inc.
	$304	4.75%, 02/01/2020	$307
EUR	1,746	5.25%, 02/01/2020	2,339
		Houghton International, Inc.
	100	4.00%, 12/20/2019	100
		Ineos US Finance LLC
	3,810	4.00%, 05/04/2018	3,800
		MacDermid, Inc.
	595	4.00%, 06/07/2020	597
	670	7.75%, 12/07/2020	677
		Monarch, Inc.
	201	4.50%, 10/04/2019	202
	315	8.25%, 04/03/2020	321
		Pinnacle Operating Corp.
	863	3.25%, 04/29/2020	862
	829	4.75%, 11/15/2018	831
	750	11.50%, 05/15/2019	765
		PQ Corp.
	746	4.50%, 08/07/2017	753
		Tronox Pigments Holland
	695	4.50%, 03/19/2020	703
		Univar, Inc.
	1,990	5.00%, 06/30/2017	1,966
		Utex Industries, Inc.
	610	4.75%, 04/10/2020	610
			16,853
		Computer and Electronic Product Manufacturing - 1.0%
		Ceridian Corp.
	1,167	5.94%, 05/09/2017	1,173
		Freescale Semiconductor, Inc.
	1,643	5.00%, 03/01/2020	1,659
			2,832
		Construction - 0.3%
		Brock Holdings III, Inc.
	467	6.01%, 03/16/2017	470
	402	10.00%, 03/16/2018	407
			877
		Educational Services - 0.2%
		Bright Horizons Family Solutions, Inc.
	642	4.00%, 01/30/2020	644

		Fabricated Metal Product Manufacturing - 0.1%
		Ameriforge Group, Inc.
	219	5.00%, 12/19/2019	219

		Finance and Insurance - 6.8%
		Asurion LLC
	1,431	4.50%, 05/24/2019	1,428
		Capital Automotvie L.P.
	783	4.00%, 04/10/2019	788
	260	6.00%, 04/30/2020	267
		Chrysler Group LLC
	591	4.25%, 05/24/2017	600
		Cooper Gay Swett & Crawford Ltd.
	1,285	5.00%, 04/16/2020	1,298
	1,430	8.25%, 10/16/2020	1,448
		Evertec LLC
	1,220	3.50%, 04/17/2020	1,213
		Guggenheim Partners LLC
	905	4.25%, 07/22/2020	915
		HUB International Ltd.
	245	3.69%, 06/13/2017	246
		ION Trading Technologies Ltd.
	250	4.50%, 05/22/2020	251
	1,030	8.25%, 05/22/2021	1,033
		Lonestar Intermediate Super Holdings LLC
	136	11.00%, 09/02/2019	141
		National Financial Partners Corp.
	1,120	5.25%, 07/01/2020	1,122
		Nuveen Investments, Inc.
	886	4.19%, 05/13/2017	886
	4,105	6.50%, 02/28/2019	4,100
		Ocwen Financial Corp.
	628	5.00%, 02/15/2018	636
		USI Insurance Services LLC
	1,199	5.25%, 12/27/2019	1,210
		Walter Investment Management
	1,869	5.75%, 11/28/2017 ☼	1,881
			19,463
		Food Manufacturing - 3.4%
		Advance Pierre Foods, Inc.
	613	5.75%, 07/10/2017	619
	1,000	9.50%, 10/10/2017	1,015
		Del Monte Foods Co.
	3,218	4.00%, 03/08/2018	3,217
		H.J. Heinz Co.
	950	3.50%, 06/05/2020	959
		Hostess Brands, Inc.
	750	6.75%, 04/09/2020	771
		Milk Specialties Co.
	20	07/11/2018 ◊☼ Б	20
	498	7.00%, 11/09/2018	494
		Roundy's Supermarkets, Inc.
	367	5.75%, 02/13/2019	364
		U.S. Foodservice, Inc.
	2,107	4.50%, 03/31/2019	2,110
			9,569
		Furniture and Related Product Manufacturing - 0.5%
		AOT Bedding Super Holdings LLC
	1,080	5.00%, 10/01/2019	1,087
		Wilsonart International Holding LLC
	423	4.00%, 10/31/2019	422
			1,509
		Health Care and Social Assistance - 4.3%
		Alere, Inc.
	282	4.25%, 06/30/2017	285
		American Renal Holdings, Inc.
	1,087	4.50%, 08/20/2019	1,074
	1,430	8.50%, 03/20/2020	1,412
		Ardent Medical Services, Inc.
	498	6.75%, 07/02/2018	500
		ATI Holdings, Inc.
	289	5.75%, 12/20/2019	290
		Bausch & Lomb, Inc.
	327	4.00%, 05/18/2019	326

3

The Hartford Floating Rate High Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 81.1% - (continued)
		Health Care and Social Assistance - 4.3% - (continued)
		Catalent Pharma Solutions, Inc.
	$480	6.50%, 12/29/2017	$481
		DJO Finance LLC
	811	4.75%, 09/15/2017	818
		Iasis Healthcare LLC
	199	4.50%, 05/03/2018	200
		Immucor, Inc.
	494	5.00%, 08/19/2018	498
		InVentiv Health, Inc., Term Loan B2
	187	7.75%, 05/15/2018	183
		MultiPlan, Inc.
	406	4.00%, 08/26/2017	410
		Par Pharmeceutical Cos., Inc.
	347	4.25%, 09/30/2019	349
		Pharmaceutical Product Development, Inc.
	423	4.25%, 12/05/2018	426
		Sheridan Healthcare, Inc.
	139	4.50%, 06/29/2018	139
		Truven Health Analytics, Inc.
	327	4.50%, 06/06/2019	328
		US Renal Care, Inc.
	495	6.25%, 07/03/2019	493
	666	10.25%, 01/03/2020	676
		Valeant Pharmaceuticals International
	2,950	06/26/2020 ◊☼	2,988
	418	3.50%, 12/11/2019	422
			12,298
		Information - 16.0%
		Alcatel-Lucent
	5,378	7.25%, 01/30/2019	5,489
		Arris Group, Inc.
	1,995	3.50%, 04/17/2020	1,989
		Aspect Software, Inc.
	204	7.00%, 05/07/2016	204
		Cabovisao-Televisao Por Cabo S.A.
	4,055	3.54%, 07/02/2019 ☼ Б	3,974
		Charter Communications Operating LLC
	1,850	3.00%, 07/01/2020	1,842
		Decision Insight Information Group I, Inc.
	473	7.00%, 01/04/2017	471
		Emdeon, Inc.
	1,517	3.75%, 11/02/2018	1,525
		First Data Corp.
	1,733	4.19%, 03/24/2017 - 09/24/2018	1,730
		First Data Corp., Extended 1st Lien Term Loan
	1,650	4.19%, 03/23/2018	1,646
		Infor US, Inc.
EUR	1,600	4.00%, 06/03/2020☼	2,129
	631	5.25%, 04/05/2018	638
		Kronos, Inc.
	697	4.50%, 10/30/2019	701
	750	9.75%, 04/30/2020	773
		Leap Wireless International, Inc.
	1,004	4.75%, 10/10/2019 - 03/08/2020	1,012
		Level 3 Financing, Inc.
	1,920	5.25%, 08/01/2019	1,931
		Light Tower Fiber LLC
	645	4.50%, 04/13/2020	648
	505	8.00%, 04/12/2021	508
		MISYS plc
	1,340	7.25%, 12/12/2018	1,350
		Novell, Inc.
	334	7.25%, 11/22/2017	337
		Peak 10, Inc.
	318	7.25%, 10/25/2018	319
		RedPrairie Corp.
	542	6.75%, 12/21/2018	549
		Skillsoft Corp.
	267	5.00%, 05/26/2017	269
		Sorenson Communications, Inc.
	2,329	9.50%, 10/31/2014	2,322
		Syniverse Holdings, Inc.
	400	4.00%, 04/23/2019	401
		TransFirst Holding, Inc.
	498	4.75%, 12/27/2017	498
	250	11.00%, 06/27/2018	254
		TWCC Holding, Corp.
	210	7.00%, 06/26/2020	215
		Univision Communications, Inc.
	908	4.00%, 03/01/2020	905
	6,619	4.50%, 03/01/2020	6,644
		Virgin Media Finance plc
	2,000	3.50%, 06/08/2020	1,998
GBP	1,200	4.50%, 06/08/2020	1,833
		WideOpenWest Finance LLC
	337	4.75%, 04/01/2019	339
		Windstream Corp.
	234	3.50%, 01/23/2020	234
			45,677
		Media - 0.7%
		Gray Television, Inc.
	434	4.75%, 10/12/2019	438
		Media General, Inc.
	1,565	07/30/2020 ◊☼	1,565
			2,003
		Mining - 2.0%
		Arch Coal, Inc.
	3,978	5.75%, 05/16/2018	3,946
		Fortescue Metals Group Ltd.
	1,687	5.25%, 10/18/2017	1,699
			5,645
		Miscellaneous Manufacturing - 2.5%
		Bombardier Recreational Products, Inc.
	1,595	4.00%, 01/30/2019	1,599
		DigitalGlobe, Inc.
	484	3.75%, 01/31/2020	488
		Doncasters plc
	2,908	5.50%, 04/09/2020	2,930
		Hamilton Sundstrand Corp.
	1,273	4.00%, 12/13/2019	1,271
		Pact Group Pty Ltd.
	710	3.75%, 05/29/2020	710

4

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 81.1% - (continued)
	Miscellaneous Manufacturing - 2.5% - (continued)
	Sequa Corp.
$155	5.25%, 06/19/2017	$157
		7,155
	Motor Vehicle and Parts Manufacturing - 2.3%
	Federal Mogul Corp., Tranche B Term Loan
2,364	2.14%, 12/29/2014 ☼	2,330
	Federal Mogul Corp., Tranche C Term Loan
1,206	2.14%, 12/28/2015 ☼	1,189
	Navistar, Inc.
1,915	5.75%, 08/17/2017	1,950
	Tower Automotive Holdings USA LLC
160	04/23/2020 ◊☼	161
	Tower International, Inc.
848	5.75%, 04/23/2020	853
		6,483
	Other Services - 2.2%
	Alliance Laundry Systems LLC
782	4.50%, 12/10/2018	790
	Apex Tool Group LLC
284	4.50%, 01/31/2020	286
	Gardner Denver
4,675	07/30/2020 ◊☼	5,303
		6,379
	Petroleum and Coal Products Manufacturing - 3.1%
	Dynegy Power LLC
923	4.00%, 04/23/2020	927
	Everest Acquisition LLC
117	3.50%, 05/24/2018	117
	Ocean Rig ASA
2,000	6.00%, 03/31/2021	2,023
	Pacific Drilling S.A.
520	4.50%, 06/03/2018	525
	Samson Investment Co.
1,615	6.00%, 09/25/2018	1,634
	Shelf Drilling International Holdings Ltd.
1,791	6.25%, 05/31/2018	1,791
	Wildhorse Resources LLC
1,200	7.50%, 12/13/2018	1,197
	Willbros United States Holdings, Inc.
460	9.50%, 06/30/2014	460
		8,674
	Pipeline Transportation - 1.0%
	EMG Utica LLC
535	4.75%, 03/27/2020	537
	EP Energy LLC
760	4.50%, 04/30/2019	765
	NGPL Pipeco LLC
230	6.75%, 09/15/2017	220
	Philadelphia Energy Solutions LLC
1,426	6.25%, 04/04/2018	1,416
		2,938
	Primary Metal Manufacturing - 0.3%
	WireCo WorldGroup, Inc.
779	6.00%, 02/15/2017	781

	Professional, Scientific and Technical Services - 3.7%
	Advantage Sales & Marketing, Inc.
379	4.25%, 12/18/2017	380
801	8.25%, 06/17/2018	819
	Affinion Group, Inc., Tranche B Term Loan
4,690	6.50%, 10/09/2016	4,512
	AlixPartners LLP
297	5.00%, 07/10/2020	300
141	9.00%, 07/10/2021	142
	MoneyGram International, Inc.
2,454	4.25%, 03/27/2020	2,468
	Paradigm Ltd., Term Loan B1
993	4.75%, 07/30/2019	993
	Paradigm Ltd., Term Loan B2
356	10.50%, 07/30/2020	361
	SunGard Data Systems, Inc.
489	4.00%, 03/08/2020	494
		10,469
	Real Estate, Rental and Leasing - 0.9%
	Fly Leasing Ltd.
481	4.50%, 08/08/2018	487
	Realogy Corp.
104	3.19%, 10/05/2013	103
	Realogy Corp., Extended 1st Lien Term Loan B
1,271	4.50%, 03/05/2020	1,285
	Realogy Corp., Extended Credit Linked Deposit
83	4.44%, 10/10/2016	84
	The Hertz Corp.
718	3.00%, 03/11/2018	720
		2,679
	Retail Trade - 7.5%
	American Builders & Contractors Supply Co.
1,100	3.50%, 04/16/2020	1,101
	BJ's Wholesale Club, Inc.
3,565	4.25%, 09/26/2019	3,580
	EB Sports Corp.
18	11.50%, 12/31/2015 Þ	18
	Great Atlantic & Pacific Tea Co., Inc.
1,160	11.00%, 03/13/2017	1,195
	J.C. Penney Co., Inc.
5,220	6.00%, 05/22/2018	5,247
	Michaels Stores, Inc.
1,227	3.75%, 01/28/2020	1,231
	Party City Holdings, Inc.
1,815	4.25%, 07/27/2019	1,819
	Rite Aid Corp.
1,072	4.00%, 02/21/2020	1,079
1,750	4.88%, 06/21/2021	1,762
725	5.75%, 08/21/2020	746
	Sports (The) Authority, Inc.
691	7.50%, 11/16/2017	691
	Sprouts Farmers Markets Holdings LLC
910	4.50%, 04/23/2020	915
	Supervalu, Inc.
1,605	5.00%, 03/21/2019	1,617

5

The Hartford Floating Rate High Income Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 81.1% - (continued)
	Retail Trade - 7.5% - (continued)
	TI Automotive Ltd.
$459	5.50%, 03/28/2019		$465
			21,466
	Transit and Ground Passenger Transportation - 0.3%
	Emergency Medical Services Corp.
767	4.00%, 05/25/2018		769

	Truck Transportation - 0.5%
	Nexeo Solutions LLC
1,277	5.00%, 09/08/2017 - 09/09/2017		1,261
	Swift Transportation Co., Inc.
257	4.00%, 12/21/2017		258
			1,519
	Utilities - 2.0%
	Energy Transfer Equity L.P.
127	3.75%, 03/24/2017		129
	La Frontera Generation LLC
1,335	4.50%, 09/30/2020		1,342
	PowerTeam Services LLC
480	3.96%, 05/06/2020 ☼ Б		475
665	8.25%, 11/06/2020		652
	Star West Generation LLC
1,287	4.25%, 03/13/2020		1,297
	Texas Competitive Electric Holdings Co. LLC
2,500	4.72%, 10/10/2017		1,753
			5,648
	Wholesale Trade - 0.3%
	Harbor Freight Tools
362	4.75%, 07/26/2019		366
	HD Supply, Inc.
495	4.50%, 10/12/2017		499
			865
	Total senior floating rate interests
	(cost $229,186)		$231,308

	Total long-term investments
	(cost $278,832)		$281,724

SHORT-TERM INVESTMENTS - 6.3%
Other Investment Pools and Funds - 6.3%
17,831	JP Morgan U.S. Government Money Market Fund		$17,831

	Total short-term investments
	(cost $17,831)		$17,831

	Total investments
	(cost $296,663) ▲	105.1%	$299,555
	Other assets and liabilities	(5.1)%	(14,589)
	Total net assets	100.0%	$284,966

6

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $296,683 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,551
Unrealized Depreciation	(679)
Net Unrealized Appreciation	$2,872

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $37,793, which represents 13.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $2,728, which represents 1.0% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $20,200 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2013, the aggregate value of the unfunded commitment was $2,050, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	08/22/2013	BMO	$1,312	$1,328	$(16)
EUR	Buy	08/01/2013	BCLY	771	772	1
EUR	Buy	08/05/2013	BCLY	778	779	1
EUR	Buy	08/30/2013	BCLY	17	17	–
EUR	Buy	08/08/2013	JPM	963	966	3
EUR	Buy	08/01/2013	SSG	2,499	2,507	8
EUR	Sell	08/01/2013	BCLY	18	18	–
EUR	Sell	08/22/2013	BCLY	1,548	1,551	(3)
EUR	Sell	08/22/2013	CSFB	16,842	17,071	(229)

7

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/22/2013	JPM	$963	$966	$(3)
EUR	Sell	08/30/2013	SSG	2,499	2,507	(8)
GBP	Sell	08/22/2013	WEST	3,316	3,337	(21)
						$(267)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Ba / BB	13.8%
B	68.5
Caa / CCC or Lower	12.3
Unrated	4.2
Non-Debt Securities and Other Short-Term Instruments	6.3
Other Assets & Liabilities	(5.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	50,416	–	50,416	–
Senior Floating Rate Interests	231,308	–	231,308	–
Short-Term Investments	17,831	17,831	–	–
Total	$299,555	$17,831	$281,724	$–
Foreign Currency Contracts *	13	–	13	–
Total	$13	$–	$13	$–
Liabilities:
Foreign Currency Contracts *	280	–	280	–
Total	$280	$–	$280	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6%
	Automobiles and Components - 2.0%
208	Astra International Tbk PT	$132
3	Bayerische Motoren Werke (BMW) AG	264
2	BorgWarner, Inc. ●	210
8	Bridgestone Corp.	280
242	Cheng Shin Rubber Industries Co,. Ltd	799
84	China Motor Corp.	71
1	Continental AG	226
7	Daimler AG	475
6	Denso Corp.	260
454	Dongfeng Motor Group Co., Ltd.	609
15	Exedy Corp.	409
19	Ford Motor Co.	319
6	General Motors Co. ●	233
26	Honda Motor Co., Ltd.	956
3	Hyundai Motor Co., Ltd.	645
85	Isuzu Motors Ltd.	603
3	Kia Motors Corp.	168
2	Michelin (C.G.D.E.) Class B	183
113	Nan Kang Rubber Tire Co., Ltd.	135
97	Nissan Motor Co., Ltd.	1,012
78	Pirelli & Co. S.p.A.	1,019
20	Stanley Electric Co., Ltd.	388
14	Tachi-S Co., Ltd.	201
24	Tata Motors Ltd.	117
17	Toyota Industries Corp.	714
21	Toyota Motor Corp.	1,294
860	Xingda International Holdings	413
200	Yulon Motor Co., Ltd.	409
		12,544
	Banks - 5.4%
6	Alior Bank S.A. ●	150
22	Australia & New Zealand Banking Group Ltd.	590
46	Banco ABC Brasil S.A.	243
34	Banco Bilbao Vizcaya Argentaria S.A.	326
20	Banco Bradesco S.A.	244
57	Banco Santander Brasil S.A.	341
58	Banco Santander Central Hispano S.A.	421
13	Bancolombia S.A.	195
24	Bangkok Bank plc	158
131	Bank Central Asia PT	132
511	Bank of China Ltd.	214
28	Bank of East Asia Ltd.	104
3	Bank of Montreal	182
5	Bank of Nova Scotia	260
87	Barclays Bank plc ADR	378
6	BB&T Corp.	203
46	BNP Paribas	2,953
55	BOC Hong Kong Holdings Ltd.	172
5	BOK Financial Corp.	300
13	BS Financial Group, Inc.	186
7	Canadian Imperial Bank of Commerce	542
453	China Construction Bank	338
12	Commonwealth Bank of Australia	776
–	ConnectOne Bancorp Inc. ●	11
24	DBS Group Holdings Ltd.	316
18	DGB Financial Group, Inc.	268
47	DNB ASA	788
463	E.Sun Financial Holdings Co	309
2	Erste Group Bank AG	74
6	Federal Agricultural Mortgage Corp.	176
12	Fifth Third Bancorp	239
27	Fukuoka Financial Group, Inc.	121
27	Hana Financial Holdings	864
12	Hang Seng Bank Ltd.	176
14	HDFC Bank Ltd.	139
7	Home Capital Group, Inc.	449
8	Housing Development Finance Corp. Ltd.	110
126	HSBC Holdings plc	1,430
480	Industrial & Commercial Bank of China Ltd.	315
75	Intesa Sanpaolo	143
24	Itau Unibanco Banco Multiplo S.A. ADR	302
32	Itausa - Investimentos Itau S.A.	120
4	KB Financial Group, Inc.	135
7	KBC Groep N.V.	267
394	Lloyds Banking Group plc ●	410
187	Mega Financial Holding Co.	156
213	Mitsubishi UFJ Financial Group, Inc.	1,319
163	Mizuho Financial Group, Inc.	339
19	National Australia Bank Ltd.	539
5	National Bank of Canada	418
24	Nordea Bank Ab	310
30	Oversea-Chinese Banking Corp., Ltd.	249
125	Piraeus Bank S.A. ●	159
4	PNC Financial Services Group, Inc.	288
150	PT Bank Rakyat Indonesia	120
5	Royal Bank of Canada	337
9	Shinhan Financial Group Co., Ltd.	316
6	Societe Generale Class A	255
322	Solar Capital Ltd. ●	191
35	Spar Nord Bank A/S ●	240
13	Standard Bank Group Ltd.	148
117	Standard Chartered plc	2,724
26	Sumitomo Mitsui Financial Group, Inc.	1,196
8	SunTrust Banks, Inc.	261
5	Svenska Handelsbanken Ab Class A	236
8	Swedbank Ab	193
3	Toronto-Dominion Bank	268
31	Turkiye Garanti Bankasi A.S.	122
275	Turkiye Sinai Kalkinma Bankasi A.S.	266
28	Unicredit S.p.A.	153
17	United Overseas Bank Ltd.	284
13	US Bancorp	474
101	Wells Fargo & Co. ‡	4,393
23	Westpac Banking Corp.	627
		33,151
	Capital Goods - 6.0%
7	3M Co.	829
18	ABB Ltd. ADR	391
5	AGCO Corp.	295
39	AirTac International Group	218
25	Amada Co., Ltd.	177
16	Asahi Glass Co., Ltd.	100
6	Atlas Copco Ab B Shares	136
34	BAE Systems plc	232
190	Balfour Beatty plc	712

1

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Capital Goods - 6.0% - (continued)
72	Beijing Enterprises Holdings Ltd.	$484
61	Belden, Inc. ‡	3,561
19	Bizlink Holding, Inc.	67
4	Boeing Co.	448
47	Carlisle Cos., Inc. ‡	3,168
4	Caterpillar, Inc.	362
116	China International Marine Containers Co., Ltd. ●	189
780	China Lesso Group Holdings Ltd.	399
40	Compagnie De Saint-Gobain	1,847
1	Cummins, Inc.	173
5	Daifuku Co,, Ltd.	43
5	Danaher Corp.	330
3	Deere & Co.	243
4	Doosan Corp.	540
5	Eaton Corp. plc	365
5	Emerson Electric Co.	310
4	European Aeronautic Defence & Space Co. N.V.	232
1	Fanuc Corp.	191
368	Far Eastern New Century Corp.	415
5	Fastenal Co.	236
33	Fiat Industrial S.p.A.	402
136	Finmeccanica S.p.A.	714
3	Fluor Corp.	182
79	Frigoglass S.A.	500
46	GATX Corp. ‡	2,093
2	Geberit AG	615
67	General Electric Co. ‡	1,641
11	Geovision, Inc.	60
39	GrafTech International Ltd. ●	296
7	Honeywell International, Inc.	617
24	Hutchison Whampoa Ltd.	269
20	Hyundai Development Co.	361
1	Hyundai Heavy Industries Co., Ltd.	108
3	Illinois Tool Works, Inc.	223
5	Ingersoll-Rand plc	276
17	Itochu Corp.	201
2	Joy Global, Inc.	88
18	Keppel Corp., Ltd.	148
4	Keppel REIT	4
22	King Slide Works Co., Ltd.	197
34	Kingspan Group plc	476
65	Kinik Co.	106
7	Komatsu Ltd.	157
10	Koninklijke Philips Electronics N.V.	320
12	Kubota Corp.	175
7	Larsen & Toubro Ltd.	92
3	Legrand S.A.	173
2	LG Corp.	105
2	LS Corp.	100
3	Metso Oyj	95
11	Mitsubishi Corp.	208
20	Mitsubishi Electric Corp.	194
35	Mitsubishi Heavy Industries Ltd.	187
14	Mitsui & Co., Ltd.	182
5	Monotaro Co.	125
2	Nidec Corp.	134
6	Obrascon Huarte Lain S.A.	223
1	Osram Licht AG	26
2	Parker-Hannifin Corp.	198
7	Pentair Ltd.	425
1	Precision Castparts Corp.	231
2	Rockwell Automation, Inc.	204
18	Rolls-Royce Holdings plc	324
2	Samsung C&T Corp.	104
10	Sandvik AB	128
6	Scania AB Class B	128
4	Schneider Electric S.A.	335
198	Shanghai Industrial Holdings Ltd.	615
6	Siemens AG	693
1	SMC Corp. of America	200
15	Spirit Aerosystems Holdings, Inc. ●	389
11	Sumitomo Electric Industries Ltd.	146
62	Taiwan Glass Industries Corp.	58
462	TECO Electric & Machinery Co., Ltd.	504
14	Textron, Inc.	386
4	United Technologies Corp.	457
18	Vallourec S.A.	1,058
32	Vinci S.A.	1,730
369	Walsin Lihwa Corp.	108
4	Wienerberger AG	52
1	Zuiko, Corp.	56
		37,295
	Commercial and Professional Services - 0.7%
217	ACCO Brands Corp. ●	1,436
2	ADT (The) Corp.	80
5	Bilfinger Berger AG	470
16	Brambles Ltd.	129
4	Cintas Corp.	213
13	Experian plc	251
25	Gategroup Holding AG	577
44	Performant Financial Corp. ●	462
2	Secom Co., Ltd.	133
16	Seek Ltd.	138
4	Tyco International Ltd.	135
5	Waste Management, Inc.	205
		4,229
	Consumer Durables and Apparel - 1.5%
2	Adidas AG	259
3	Cie Financiere Richemont S.A.	311
2	Coach, Inc.	128
40	Formosa Taffeta Co.	38
26	Giant Manufacturing	197
2	LVMH Moet Hennessy Louis Vuitton S.A.	345
93	Mattel, Inc. ‡	3,925
60	Merida Industry Co., Ltd.	398
4	NIKE, Inc. Class B	259
4	Nikon Corp.	89
23	Panasonic Corp.	204
269	Pou Chen	275
2	PVH Corp.	272
205	Ruentex Industries Ltd.	468
76	Samsonite International S.A.	207
7	Sankyo Co., Ltd.	291
7	Sega Sammy Holdings, Inc.	163
740	Skyworth Digital Holdings Ltd.	377
10	Sony Corp.	218
163	Sunny Optical Technology Group	163

2

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Consumer Durables and Apparel - 1.5% - (continued)
–	Swatch Group AG	$218
7	Toll Brothers, Inc. ●	236
		9,041
	Consumer Services - 1.0%
5	Carnival Corp.	192
1	Chipotle Mexican Grill, Inc. ●	231
19	Compass Group plc	263
3	Darden Restaurants, Inc.	163
37	Genting Berhad	111
14	Home Inns & Hotels Management, Inc. ●	380
3	Las Vegas Sands Corp.	174
7	McDonald's Corp.	648
166	MGM China Holdings Ltd.	480
41	New Oriental Education & Technology Group, Inc. ADR	901
63	Opap S.A.	567
4	Paddy Power plc	353
5	Starbucks Corp.	358
3	Starwood Hotels & Resorts, Inc.	193
43	TUI AG ●	542
130	Wynn Macau Ltd.	367
1	Wynn Resorts Ltd.	183
4	Yum! Brands, Inc.	260
		6,366
	Diversified Financials - 2.4%
7	American Express Co.	530
3	Ameriprise Financial, Inc.	267
7	Banca Generali S.p.A.	165
64	Bank of America Corp.	936
8	Bank of New York Mellon Corp.	255
26	BM & F Bovespa S.A.	139
4	Capital One Financial Corp.	258
27	CETIP S.A. - Mercados Organizado	268
79	Challenger Financial Services Group Ltd.	305
47	Citigroup, Inc.	2,462
3	CME Group, Inc.	218
8	Credit Suisse Group AG	237
7	Deutsche Bank AG	315
2	Deutsche Boerse AG	162
6	Discover Financial Services, Inc.	291
6	Eaton Vance Corp.	260
146	Fubon Financial Holding Co., Ltd	205
3	Goldman Sachs Group, Inc.	525
8	Groupe Bruxelles Lambert S.A.	613
12	Hong Kong Exchanges & Clearing Ltd.	193
51	ING Groep N.V. ●	523
1	IntercontinentalExchange, Inc. ●	140
7	Invesco Ltd.	224
33	JP Morgan Chase & Co. ‡	1,851
12	Julius Baer Group Ltd.	532
6	Legg Mason, Inc.	218
10	Morgan Stanley	277
38	Nomura Holdings, Inc.	291
16	ORIX Corp.	236
12	Oslo Bors VPS Holding ASA	110
4	State Street Corp.	284
3	T. Rowe Price Group, Inc.	220
71	UBS AG	1,407
		14,917
	Energy - 4.6%
3	Anadarko Petroleum Corp.	281
3	Apache Corp.	227
4	Baker Hughes, Inc.	168
25	BG Group plc	446
131	BP plc	905
129	Cairn Energy plc ●	527
3	Cameron International Corp. ●	174
7	Canadian Natural Resources Ltd.	202
8	Chesapeake Energy Corp.	177
12	Chevron Corp. ‡	1,483
213	China Petroleum & Chemical Corp. Class H	158
42	China Shenhua Energy Co., Ltd.	123
119	CNOOC Ltd.	216
8	Cobalt International Energy, Inc. ●	216
8	ConocoPhillips Holding Co.	494
3	Devon Energy Corp.	164
10	Enbridge Energy Management ●	305
17	Enbridge, Inc.	763
22	Eni S.p.A.	488
2	EOG Resources, Inc.	294
41	ERA Group, Inc. ●	990
29	Exxon Mobil Corp. ‡	2,699
9	GS Holdings Corp.	458
7	Halliburton Co.	311
3	Hess Corp.	215
–	Inpex Corp.	433
137	JX Holdings, Inc.	727
9	Kinder Morgan Management LLC ●	709
11	Kinder Morgan, Inc.	425
316	Kunlun Energy Co., Ltd.	465
4	Lukoil ADR	256
5	Marathon Oil Corp.	182
4	Marathon Petroleum Corp.	277
3	National Oilwell Varco, Inc.	208
38	OAO Gazprom Class S ADR	296
5	Occidental Petroleum Corp.	445
13	OGX Petroleo e Gas Participacoes S.A. ●	4
11	Origin Energy Ltd.	114
4	Peabody Energy Corp.	74
195	PetroChina Co., Ltd.	227
52	Petroleo Brasileiro S.A.	363
4	Phillips 66	234
13	PTT Public Co., Ltd.	133
13	Reliance Industries Ltd.	184
7	Repsol S.A.	179
14	Royal Dutch Shell plc	493
23	Royal Dutch Shell plc Class B	819
12	Saipem S.p.A.	249
5	Sasol Ltd.	221
8	Schlumberger Ltd.	682
248	Scorpio Tankers, Inc.	2,463
18	Seacor Holdings, Inc.	1,533
11	Statoil ASA	240
7	Suncor Energy, Inc.	227
20	Tecnicas Reunidas S.A.	915
16	Total S.A.	864
10	Transcanada Corp.	465
3	Transocean Ltd.	150
9	Tullow Oil plc	139
7	Valero Energy Corp.	246

3

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Energy - 4.6% - (continued)
6	Williams Cos., Inc.	$208
6	Woodside Petroleum Ltd.	204
		28,537
	Food and Staples Retailing - 1.0%
6	Carrefour S.A.	198
3	Costco Wholesale Corp.	352
9	CVS Caremark Corp.	535
109	Distribuidora Internacional De Alimentacion S.A.	903
12	Koninklijke Ahold N.V.	205
16	Metro AG	551
8	Seven & I Holdings Co., Ltd.	299
208	Tesco plc	1,164
6	Walgreen Co.	321
67	Wal-Mart de Mexico S.A.B. de C.V.	183
11	Wal-Mart Stores, Inc.	852
11	Wesfarmers Ltd.	404
11	Woolworths Ltd.	331
		6,298
	Food, Beverage and Tobacco - 3.7%
14	Adecoagro S.A. ●	94
14	Altria Group, Inc.	479
6	Anheuser-Busch InBev N.V.	610
1	Anheuser-Busch InBev N.V. ADR	142
13	Archer-Daniels Midland Co.	490
6	Asahi Group Holdings Ltd.	146
304	Asian Citrus Holdings Ltd.	100
6	Associated British Foods plc	171
14	British American Tobacco plc	729
44	Bumitama Agri Ltd.	31
11	Bunge Ltd. Finance Corp.	818
231	C&C Group plc	1,291
103	Charoen Pokphand Foods Ltd.	92
22	China Mengniu Dairy Co.	87
135	China Modern Dairy Holdings Ltd. ●	41
3	Coca Cola HBC AG	73
9	Coca-Cola Amatil Ltd.	107
27	Coca-Cola Co.	1,080
19	Coca-Cola HBC AG ADR	483
18	Diageo Capital plc	554
22	Ebro Foods S.A.	470
67	First Resources Ltd.	89
31	Fomento Economico Mexicano S.A. de C.V.	307
7	General Mills, Inc.	342
36	Glanbia plc	471
386	Golden Agri Resources Ltd.	159
4	Groupe Danone	337
10	Heineken N.V.	720
9	Imperial Tobacco Group plc	296
78	IOI Corp. Bhd	131
28	ITC Ltd.	160
29	Japan Tobacco, Inc.	1,005
37	JBS S.A.	104
7	Kernel Holding S.A. ●	104
8	Kraft Foods Group, Inc.	455
2	KT&G Corp.	115
4	Lorillard, Inc.	180
3	Maple Leaf Foods, Inc. w/ Rights	48
362	Marine Harvest	365
2	Mead Johnson Nutrition Co.	168
7	Minerva S.A. ●	28
14	Mondelez International, Inc.	424
1	Monster Beverage Corp. ●	58
23	Nestle S.A.	1,560
10	PepsiCo, Inc.	825
7	Perdigao S.A.	160
2	Pernod-Ricard S.A.	225
11	Philip Morris International, Inc.	965
30	Post Holdings, Inc. ●	1,402
11	PureCircle Ltd. ●	62
7	SABMiller plc	329
11	SLC Agricola S.A.	87
97	Standard Foods Corp.	293
15	Tyson Foods, Inc. Class A	405
15	Unilever N.V.	585
517	Uni-President Enterprises Corp.	1,055
5	Viscofan S.A.	272
106	Wilmar International Ltd.	263
		22,642
	Health Care Equipment and Services - 1.3%
9	Abbott Laboratories	344
4	Aetna, Inc.	244
4	Baxter International, Inc.	269
557	Biosensors International Group Ltd. ●	456
5	Carl Zeiss Meditec AG	180
41	Celesio AG	925
2	Cie Generale d'Optique Essilor International S.A.	261
4	CIGNA Corp.	319
3	Covidien plc	192
13	DiaSorin S.p.A.	546
6	Express Scripts Holding Co. ●	410
2	Fresenius Medical Care AG & Co.	140
1	Fresenius SE & Co. KGaA	155
2	Humana, Inc.	181
–	Intuitive Surgical, Inc. ●	165
–	M3, Inc.	347
3	McKesson Corp.	316
7	Medtronic, Inc.	370
25	Rhoen-Klinikum AG	603
122	Sorin S.p.A. ●	331
4	St. Jude Medical, Inc.	204
2	Terumo Corp.	118
7	UnitedHealth Group, Inc.	542
3	Wellpoint, Inc.	286
3	Zimmer Holdings, Inc.	240
		8,144
	Household and Personal Products - 0.6%
6	Colgate-Palmolive Co.	384
3	Estee Lauder Co., Inc.	195
3	Henkel AG & Co. KGaA	273
3	Herbalife Ltd.	194
7	Kao Corp.	223
3	Kimberly-Clark Corp.	293
2	L'Oreal S.A.	360
11	Pola Orbis Holdings, Inc.	371
16	Procter & Gamble Co. ╦	1,249
4	Reckitt Benckiser Group plc	274

4

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Household and Personal Products - 0.6% - (continued)
7	Shiseido Co., Ltd.	$108
		3,924
	Insurance - 2.7%
3	ACE Ltd.	256
4	Aflac, Inc.	217
4	Ageas	165
199	AIA Group Ltd.	943
6	Alleghany Corp. ●‡	2,597
3	Allianz SE	534
5	Allstate Corp.	274
5	American International Group, Inc. ●	246
36	Amp Ltd.	147
10	Assicurazioni Generali S.p.A.	206
27	Aviva plc	154
30	AXA S.A.	650
9	Berkshire Hathaway, Inc. Class B ●	994
81	China Life Insurance Co., Ltd.	194
179	China Pacific Insurance Co., Ltd.	597
3	Chubb Corp.	257
9	Cincinnati Financial Corp.	442
36	Delta Lloyd N.V.	768
89	Direct Line Insurance Group plc	306
24	Discovery Ltd.	220
6	Hanover Insurance Group, Inc.	305
7	Lincoln National Corp.	294
7	MetLife, Inc.	348
2	Muenchener Rueckversicherungs	355
22	Ping An Insurance (Group) Co.	140
6	Principal Financial Group, Inc.	274
4	Prudential Financial, Inc.	297
22	Prudential plc	384
66	RMI Holdings	179
6	Sampo Oyj Class A	271
1	Samsung Fire & Marine Insurance Co., Ltd.	132
44	Storebrand ASA	255
18	Suncorp-Metway Ltd.	206
3	Swiss Re Ltd.	214
48	T&D Holdings, Inc.	604
33	Tokio Marine Holdings, Inc.	1,043
5	Torchmark Corp.	352
4	Travelers Cos., Inc.	324
12	XL Group plc	385
1	Zurich Financial Services AG	271
		16,800
	Materials - 5.2%
115	African Barrick Gold Ltd.	199
3	Air Liquide	366
19	Akzo Nobel N.V.	1,128
65	Alacer Gold Corp.	154
44	Alamos Gold, Inc.	654
15	Allegheny Technologies, Inc.	413
21	Allied Nevada Gold Corp. ●	142
11	Anglo American plc	239
4	AngloGold Ashanti	57
8	ArcelorMittal	106
378	Asia Cement Corp.	474
8	Ball Corp.	358
326	Banro Corp. ●	288
4	Barrick Gold Corp.	59
7	BASF SE	660
631	BBMG Corp.	397
25	BHP Billiton Ltd.	768
13	BHP Billiton plc	361
11	Boliden Ab	159
3	Celanese Corp.	150
475	Centamin plc ●	270
3	CF Industries Holdings, Inc.	538
68	China Bluechemical Ltd.	31
1,575	China Petrochemical Dev Corp.	806
23	China Steel Chemical Corp.	134
788	China Steel Corp.	651
78	Colossus Minerals, Inc. ●	53
12	Companhia Sider·rgica Nacional	35
24	Compania De Minas Buenaventur ADR	345
59	Continental Gold Ltd. ●	233
31	Continental Gold Ltd. Private Placement ●	123
64	CRH plc	1,337
11	Deltic Timber Corp.	644
10	Detour Gold Corp. ●	104
8	Dow Chemical Co.	279
6	E.I. DuPont de Nemours & Co.	370
3	Ecolab, Inc.	261
77	Evolution Mining Ltd. ●	61
26	Feng Hsin Iron & Steel Co.	45
53	Formosa Chemicals & Fibre Corp.	131
60	Formosa Plastic Corp.	150
7	Freeport-McMoRan Copper & Gold, Inc.	185
13	Gerdau S.A.	86
49	Glencore Xstrata plc	207
5	Goldcorp, Inc.	130
234	Golden Star Resources Ltd. ●	117
55	Graphic Packaging Holding Co. ●	470
48	Grupo Mexico S.A.B. de C.V.	147
40	Hitachi Metals Ltd.	474
3	Holcim Ltd.	185
1,910	Huabao International Holdings Ltd.	822
7	Impala Platinum Holdings Ltd.	67
2	Industrias Penoles S.A.B. de C.V.	75
2	InkTec Co., Ltd.	52
10	International Paper Co.	474
9	Israel Chemicals Ltd.	68
3	Johnson Matthey plc	130
150	Kingsgate Consolidated Ltd.	215
31	Koza Altin Isletmeleri A.S.	425
76	Lcy Chemical Corp.	103
2	LG Chem Ltd.	229
2	Linde AG	301
146	Medusa Mining Ltd.	304
6	Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	83
60	Mitsubishi Gas Chemical Co.	446
12	Monsanto Co.	1,152
13	Mosaic Co.	522
74	Nan Ya Plastics Corp.	155
193	Nevsun Resources Ltd.	647
7	Newcrest Mining Ltd.	73
8	Newmont Mining Corp.	239
56	Nippon Steel & Sumitomo Metal Corp.	163
116	Northern Star Resources Ltd.	91

5

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Materials - 5.2% - (continued)
4	Orica Ltd.	$71
141	Oriental Union Chemical Corp.	138
30	Osisko Mining Corp. ●	126
133	Petropavlovsk plc	180
1	Posco Ltd.	203
26	Potash Corp. of Saskatchewan, Inc.	753
4	Randgold Resources Ltd. ADR	266
26	Regis Resources Ltd. ●	83
5	Rio Tinto Ltd.	243
9	Rio Tinto plc	419
3	Rock Tenn Co. Class A	388
7	Royal Gold, Inc.	352
82	Rubicon Minerals Corp. ●	109
203	Semafo, Inc.	358
4	Shin-Etsu Chemical Co., Ltd.	229
9	Sibanye Gold Ltd. ●	7
2	Silgan Holdings, Inc.	119
38	Smurfit Kappa Group plc	773
2	Sociedad Quimica y Minera de Chile S.A.	66
15	Stora Enso Oyj Class R	113
1	Syngenta AG	314
411	Taiwan Cement	502
178	Taiwan Fertilizer Co., Ltd	434
25	Tokyo Ohka Kogyo Co., Ltd.	530
19	Toray Industries, Inc.	120
70	TSRC Corp.	127
94	Tung Ho Steel Enterprise Corp.	79
5	Uralkali GDR §	119
27	Vale S.A.	340
48	Yamana Gold, Inc.	503
19	Yamato Kogyo Co.	630
2	Yara International ASA	93
6	Zeon Corp.	68
253	Zhaojin Mining Industry Co., Ltd.	170
1,113	Zijin Mining Group Co., Ltd.	238
		31,833
	Media - 2.2%
37	Arbitron, Inc. ‡	1,693
4	Avex, Inc.	134
12	British Sky Broadcasting Group plc	156
6	CBS Corp. Class B	299
18	Comcast Corp. Class A	803
5	Cookpad, Inc.	131
17	DirecTV ●	1,094
–	Fuji Media Holdings, Inc.	318
3	Liberty Global plc ●	278
52	Liberty Global plc Class C ●	4,037
4	McGraw Hill Financial, Inc.	225
4	Naspers Ltd.	297
4	News Corp. Class A ●	60
9	Pearson plc	183
4	REA Group, Ltd.	121
15	Reed Elsevier Capital, Inc.	189
3	Time Warner Cable, Inc.	306
7	Time Warner, Inc.	460
15	Twenty-First Century Fox, Inc.	453
4	Viacom, Inc. Class B	302
11	Walt Disney Co.	712
54	Wolters Kluwer N.V.	1,307
11	WPP plc	205
		13,763
	Pharmaceuticals, Biotechnology and Life Sciences - 2.8%
1	3-D Matrix, Ltd. ●	51
10	Abbvie Inc.	448
4	Agilent Technologies, Inc.	164
2	Allergan, Inc.	222
5	Amgen, Inc.	534
6	Astellas Pharma, Inc.	304
36	AstraZeneca plc	1,832
6	Bayer AG	667
1	Biogen Idec, Inc. ●	292
11	Bristol-Myers Squibb Co.	473
3	Celgene Corp. ●	420
10	Daiichi Sankyo Co., Ltd.	156
3	Eisai Co., Ltd.	147
9	Elan Corp. plc ●	132
7	Eli Lilly & Co.	385
6	Gerresheimer AG	330
9	Gilead Sciences, Inc. ●	572
31	GlaxoSmithKline plc	802
18	Johnson & Johnson	1,652
2	Linical Co., Ltd.	24
–	Mallinckrodt plc ●	18
19	Merck & Co., Inc.	897
7	Mylan, Inc. ●	250
3	Nippon Shinyaku Co., Ltd.	43
16	Novartis AG	1,141
3	Novo Nordisk A/S	573
2	Perrigo Co.	208
47	Pfizer, Inc. ╦	1,374
–	Prothena Corp. plc ●	4
4	Roche Holding AG	1,039
8	Sanofi-Aventis S.A.	866
57	Scinopharm Taiwan, Ltd.	162
18	Shionogi & Co., Ltd.	359
6	Shire plc	217
11	Taiwan Liposome Co., Ltd. ●	119
2	Taiwan Liposome Co., Ltd. - Rights	2
6	Takeda Pharmaceutical Co., Ltd.	282
8	Teva Pharmaceutical Industries Ltd.	306
		17,467
	Real Estate - 3.1%
8	AEON Mall Co., Ltd.	189
4	Allied Properties REIT	137
5	Allreal Holding AG REIT	636
3	American Tower Corp. REIT	213
17	Artis REIT	239
252	Ascendas REIT	456
7	Boardwalk REIT	367
17	Canadian Apartment Properties REIT	353
7	Canadian REIT	262
388	Capitacommercial Trust REIT	428
52	Castellum AB	746
18	Cheung Kong Holdings Ltd.	247
12	Cominar REIT	228
43	Deutsche Wohnen A.G.	755
7	Dundee REIT	224
15	Equity Lifestyle Properties, Inc. REIT	589

6

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Real Estate - 3.1% - (continued)
3	Equity Residential Properties Trust REIT	$179
465	Evergrande Real Estate Group Ltd.	184
3	Federal Realty Investment Trust REIT	297
16	GSW Immobilien AG	663
13	H&R Real Estate Investment Trust	277
82	Hammerson plc REIT	663
4	HCP, Inc. REIT	175
21	Henderson Land Development Co., Ltd.	128
10	Host Hotels & Resorts, Inc. REIT	177
33	Hufvudstaden AB	417
616	IGB REIT	239
17	Leg Immobilien GmbH ●	878
6	Liberty Property Trust REIT	244
36	Link (The) REIT	174
247	Londonmetric Property plc	427
302	Mapletree Commercial Trust REIT	282
304	Mapletree Industries REIT	322
193	Mapletree Logistics Trust REIT	162
12	Mitsubishi Estate Co., Ltd.	305
10	Mitsui Fudosan Co., Ltd.	302
3	Mobimo Holding AG	655
10	Northern Property REIT	268
350	Norwegian Property ASA	490
5	ProLogis L.P. REIT	192
9	PSP Swiss Property AG	795
6	Regency Centers Corp. REIT	293
211	Safestore Holdings plc	431
112	Segro plc	531
2	Shopping Centres Australasia Property Group	3
3	Simon Property Group, Inc. REIT	411
52	Sun Hung Kai Properties Ltd.	688
265	Suntec REIT	331
10	Swiss Prime Site AG	733
1	Unibail Rodamco REIT	221
21	Westfield Group REIT	213
20	Wharf Holdings Ltd.	172
12	Wihlborgs Fastigheter A.B.	191
		19,182
	Retailing - 2.1%
36	Advance Automotive Parts, Inc.	2,977
2	Amazon.com, Inc. ●	730
330	Baoxin Automotive Group Ltd.	242
3	Bed Bath & Beyond, Inc. ●	216
73	Belle International Holdings Ltd.	105
1	CST Brands, Inc. ●	25
4	Dollar Tree, Inc. ●	210
8	Don Quijote Co.	412
7	Hennes & Mauritz Ab	252
2	Hikari Tsushin, Inc.	117
10	Home Depot, Inc.	784
8	Hyundai Home Shopping Network Corp.	1,270
2	Industria de Diseno Textil S.A.	231
803	Intime Retail Group Co., Ltd.	829
25	Kingfisher plc	153
3	Kohl's Corp.	173
11	K's Holdings Corp.	375
4	L Brands Inc.	208
59	Li & Fung Ltd.	78
78	Lifestyle International Holdings Ltd.	184
16	Lojas Americanas S.A.	111
9	Lowe's Co., Inc.	394
5	Macy's, Inc.	232
2,098	Maoye International Holdings	354
1	Netflix, Inc. ●	266
1	Oisix, Inc. ●	49
1	Pinault-Printemps-Redoute S.A.	208
–	Priceline.com, Inc. ●	432
10	Rakuten, Inc.	136
7	Start Today Co., Ltd.	153
4	Target Corp.	300
3	Tiffany & Co.	218
5	TJX Cos., Inc.	276
32	Woolworths Holdings Ltd.	216
		12,916
	Semiconductors and Semiconductor Equipment - 2.3%
4	Altera Corp.	150
13	Arm Holdings plc	179
25	ASM Pacific Technology Ltd.	267
3	ASML Holding N.V.	237
5	Broadcom Corp. Class A	125
78	Chipbond Technology Corp.	171
3	Eo Technics Co, Ltd.	110
8	Eugene Technology Co, Ltd.	160
7	Hermes Microvision, Inc.	227
29	Hynix Semiconductor, Inc.	713
14	Infineon Technologies AG	125
30	Intel Corp.	700
3	KLA-Tencor Corp.	185
3	Koh Young Technology, Inc.	74
4	Lam Research Corp. ●	191
73	Maxim Integrated Products, Inc. ‡	2,090
14	MediaTek, Inc.	164
4	Samsung Electronics Co., Ltd.	4,881
907	Taiwan Semiconductor Manufacturing Co., Ltd.	3,084
7	Texas Instruments, Inc.	260
2	Tokyo Electron Ltd.	106
254	United Microelectronics Corp.	114
80	Vanguard International Semiconductor Corp.	80
		14,393
	Software and Services - 4.6%
4	Accenture plc	322
5	Adobe Systems, Inc. ●	248
20	Amadeus IT Holding S.A. Class A	685
1	Baidu, Inc. ADR ●	106
8	Bit-Isle, Inc.	70
9	Cardtronics, Inc. ●	250
13	Carsales.Com Ltd.	114
2	Citrix Systems, Inc. ●	178
4	Cognizant Technology Solutions Corp. ●	318
26	Computershare Ltd.	230
16	Daum Communications Corp.	1,249
–	Digital Garage, Inc.	197
14	Diligent Board Member Services Inc. ●	69
8	eBay, Inc. ●	395
2	Enigmo, Inc. ●	92
10	Facebook, Inc. ●	385
40	Fiserv, Inc. ●‡	3,867
16	Giant Interactive Group, Inc. ADR	132

7

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Software and Services - 4.6% - (continued)
6	GMO Payment Gateway, Inc.	$142
1	Google, Inc. ●╦	1,331
11	HCL Technologies Ltd.	163
109	Higher One Holdings, Inc. ●	1,172
7	IBM Corp. ‡	1,395
7	Infomart Corp.	133
3	Infosys Technologies Ltd.	159
5	Internet Initiative Japan, Inc.	172
3	Intuit, Inc.	190
11	Iress Market Technology Ltd.	84
12	Kakaku.com, Inc.	400
4	Livesense, Inc. ●	209
1	Mastercard, Inc.	520
36	Micros Systems, Inc. ●	1,762
45	Microsoft Corp.	1,431
24	Net One Systems Co., Ltd.	187
4	NetEase, Inc. ADR	242
1	Nintendo Co., Ltd.	128
3	OBIC Co., Ltd.	746
25	Oracle Corp.	804
5	Otsuka Corp.	553
14	Pchome Online, Inc.	80
3	Red Hat, Inc. ●	177
5	Salesforce.com, Inc. ●	232
7	SAP AG	539
6	SMS Co, Ltd.	94
3	Sohu.com, Inc. ●	177
5	SouFun Holdings Ltd.	189
48	Sumisho Computer Systems Corp.	986
21	Tata Consultancy Services Ltd.	627
29	Tencent Holdings Ltd.	1,312
14	United Internet AG	464
47	VeriFone Systems, Inc. ●	898
3	Visa, Inc.	567
2	VMware, Inc. ●	140
14	Wirecard A.G.	444
–	Yahoo Japan Corp.	197
11	Yahoo!, Inc. ●	304
		28,257
	Technology Hardware and Equipment - 2.7%
57	AAC Technologies Holdings, Inc.	263
42	Advantech Co., Ltd.	202
24	Anritsu Corp.	301
6	Apple, Inc. ‡	2,530
9	Canon, Inc.	275
27	Catcher Technology Co., Ltd.	117
48	Chicony Electronics Co., Ltd.	116
69	Chroma Ate, Inc.	144
33	Cisco Systems, Inc.	839
12	Corning, Inc.	188
11	Dell, Inc.	142
96	Delta Electronics, Inc.	467
30	Diebold, Inc.	981
37	Digital China Holdings Ltd.	41
15	EMC Corp.	385
31	Fuji Photo Film Co., Ltd.	670
13	Hewlett-Packard Co.	332
10	High Technology Computer Corp.	53
17	Hitachi High-Technologies Co.	371
115	Hitachi Ltd.	770
100	Hon Hai Precision Industry Co., Ltd.	259
6	Hoya Pentax HD Corp.	132
2	Iriso Electronics Co., Ltd.	48
98	Ju Teng International Holdings	47
7	Juniper Networks, Inc. ●	162
9	Kyocera Corp.	889
4	L.G. Philips LCD Co., Ltd.	110
5	Largan Precision Co., Ltd.	156
274	Lenovo Group Ltd.	250
166	Lite-On Technology Corp.	283
37	Lumax Internatioinal	81
2	Mobile Create Co LTD ●	52
2	Murata Manufacturing Co., Ltd.	135
4	NetApp, Inc. ●	178
29	Nokia Oyj	115
4	Optron-TEC, Inc.	46
10	Qualcomm, Inc.	621
4	SanDisk Corp. ●	196
33	Scientech Corp.	49
2	SFA Engineering Corp.	77
8	Suprema, Inc.	169
687	SVI Public Co., Ltd.	79
423	Synnex Technology International Corp.	531
5	TE Connectivity Ltd.	251
27	Telefonaktiebolaget LM Ericsson Class B	319
560	Tongda Group Holdings Ltd.	32
112	Toshiba Corp.	484
5	Trimble Navigation Ltd. ●	144
8	Vtech Holdings Ltd.	121
35	Wacom Co., Ltd.	280
804	WPG Holdings Co., Ltd.	1,000
		16,483
	Telecommunication Services - 2.2%
24	Advanced Info Service Public Co., Ltd.	213
347	America Movil S.A.B. de C.V.	364
35	AT&T, Inc.	1,228
118	Axiata Group Berhad	247
16	Bharti Airtel Ltd.	91
61	BT Group plc	317
5	CenturyLink, Inc.	177
55	China Mobile Ltd.	588
74	China Unicom Ltd.	109
24	Deutsche Telekom AG	296
22	France Telecom S.A.	220
26	Freenet AG	624
132	Hellenic Telecommunications Organization S.A.	1,191
17	KDDI Corp.	963
12	MTN Group Ltd.	219
10	Nippon Telegraph & Telephone Corp.	519
–	NTT DoCoMo, Inc.	207
150	PT Telekomunikasi Indonesia Tbk	174
5	SBA Communications Corp. ●	364
92	Singapore Telecommunications Ltd.	284
7	SoftBank Corp.	472
9	Sprint Corp.	52
78	Telefonica S.A. ●	1,115
35	Telenor ASA	779
30	Telia Ab	217

8

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 64.6% - (continued)
	Telecommunication Services - 2.2% - (continued)
59	Telstra Corp., Ltd.	$265
17	Verizon Communications, Inc.	858
9	Vivendi S.A.	200
502	Vodafone Group plc	1,502
		13,855
	Transportation - 1.4%
7	Aeroports de Paris	673
375	AirAsia Berhad	365
23	All America Latina Logistica S.A.	88
6	Canadian National Railway Co.	600
2	Central Japan Railway Co.	287
11	CSX Corp.	272
15	Delta Air Lines, Inc. ●	317
2	East Japan Railway Co.	195
372	Evergreen Marine Corp., Ltd.	208
2	FedEx Corp.	232
1	Flughafen Zuerich AG	462
139	Groupe Eurotunnel S.A.	1,088
–	Hutchinson Port Holdings Trust	–
7	Japan Airlines Co., Ltd.	366
29	Kintetsu Corp.	125
6	Latam Airlines Group S.A.	87
9	Norfolk Southern Corp.	690
14	Ryanair Holdings plc ADR	732
21	Tobu Railway Co., Ltd.	108
22	Transurban Group	134
54	Turk Hava Yollari Anonim Ortakligi	228
3	Union Pacific Corp.	552
16	United Continental Holdings, Inc. ●	565
5	United Parcel Service, Inc. Class B	401
3	West Japan Railway Co.	121
		8,896
	Utilities - 3.1%
9	AGL Energy Ltd.	117
6	Ameren Corp.	204
48	Centrica plc	283
109	Cheung Kong Infrastructure Holdings Ltd.	753
102	China Longyuan Power Group Corp.	107
8	Chubu Electric Power Co., Inc.	109
53	Cia de Saneamento Basico do Estado de Sao Paulo	541
40	Cia Paranaense de Energia	492
23	CLP Holdings Ltd.	192
12	Companhia Energetica de Minas Gerais	107
70	E.On SE	1,193
114	Empresa Nacional del Petroleo	151
64	Enel S.p.A.	215
141	ENN Energy Holdings Ltd.	780
6	Exelon Corp.	181
6	Fortum Corp.	114
12	GDF Suez	251
1,582	Guangdong Investment Ltd.	1,281
67	Hong Kong & China Gas Co., Ltd.	171
199	Huaneng Power International, Inc.	208
127	Iberdrola S.A.	705
7	Integrys Energy Group, Inc.	423
10	Kansai Electric Power Co., Inc.	117
6	Korea Electric Power Corp. ●	145
97	National Grid plc	1,154
9	NextEra Energy, Inc.	814
10	NiSource, Inc.	322
33	NTPC Ltd.	72
4	Oneok, Inc.	232
96	Osaka Gas Co., Ltd.	406
11	PG&E Corp.	505
9	Pinnacle West Capital Corp.	527
15	Power Assets Holdings Ltd.	132
56	Power Grid Corp. of India Ltd.	93
6	Red Electrica Corporacion S.A.	327
36	Scottish & Southern Energy	865
23	Severn Trent plc	629
119	Snam S.p.A.	562
108	Suez Environment S.A.	1,538
78	Tenaga Nasional Bhd	214
29	Tokyo Gas Co., Ltd.	161
21	Tractebel Energia S.A.	328
21	UGI Corp.	866
11	United Utilities Group plc	125
14	Wisconsin Energy Corp.	587
		19,299
	Total common stocks
	(cost $369,143)	$400,232

PREFERRED STOCKS - 0.3%
	Automobiles and Components - 0.2%
4	Volkswagen AG N.V.	$1,065

	Banks - 0.1%
23	Banco Itau Holding	296

	Food, Beverage and Tobacco - 0.0%
8	Cia de Bebidas das Americas	295

	Total preferred stocks
	(cost $1,698)	$1,656

WARRANTS - 0.0%
	Banks - 0.0%
110	Alpha Bank A.E.	$105

	Energy - 0.0%
6	Kinder Morgan, Inc. ●	34

	Total warrants
	(cost $9)	$139

EXCHANGE TRADED FUNDS - 1.8%
	Other Investment Pools and Funds - 1.8%
205	iShares MSCI Canada Index Fund	$5,658
108	Market Vectors Gold Miners	2,900
57	SPDR Barclays Convertible Securities ETF	2,521

	Total exchange traded funds
	(cost $13,409)	$11,079

9

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 5.3%
		Agriculture, Forestry, Fishing and Hunting - 0.1%
		Celulosa Arauco y Constitucion S.A.
	$296	7.25%, 07/29/2019	$342

		Air Transportation - 0.1%
		Aeropuertos Dominicanos
	325	9.25%, 11/13/2019 §	332

		Beverage and Tobacco Product Manufacturing - 0.1%
		Anadolu Efes
	850	3.38%, 11/01/2022 §	727

		Chemical Manufacturing - 0.1%
		PTT plc
	600	3.38%, 10/25/2022 ■	561

		Construction - 0.4%
		Country Garden Holdings Co.
	542	11.25%, 04/22/2017 ■	593
		Empresas ICA, S.A.B. de C.V.
	382	8.90%, 02/04/2021 §	355
		Hongkong (The) Land Finance Co., Ltd.
	340	4.50%, 10/07/2025	328
		Hutchison Whampoa Ltd.
	482	6.00%, 10/28/2015 ■♠	507
		Odebrecht Finance Ltd.
	492	7.50%, 09/14/2015 §♠	485
		Shimao Property Holding Ltd.
	320	9.65%, 08/03/2017 §	347
			2,615
		Finance and Insurance - 2.0%
		Axis Bank
	450	4.75%, 05/02/2016 §	468
		Banco de Credito del Peru/Panama
	791	5.38%, 09/16/2020 §	815
		Banco Panamericano S.A.
	425	8.50%, 04/23/2020 §	442
		Banco Santander S.A.
	825	4.13%, 11/09/2022 §	766
		Bancolombia S.A.
	662	6.13%, 07/26/2020	672
		Bank of China Hong Kong
	542	5.55%, 02/11/2020 ■	577
		Bank of East Asia Ltd.
	352	6.13%, 07/16/2020	379
		CBQ Finance Ltd.
	364	7.50%, 11/18/2019 ■	424
		DBS Bank Ltd.
	800	3.63%, 09/21/2022 §	813
		Fibria Overseas Finance Ltd.
	282	7.50%, 05/04/2020 §	309
		Gazprombank OJSC Via GPB Eurobond
	500	7.88%, 04/25/2018 §♠Δ	504
		Home Credit & Finance Bank
	325	9.38%, 04/24/2020 §	340
		HSBK Europe B.V.
	752	7.25%, 05/03/2017 §	795
		ICICI Bank Ltd.
	525	5.75%, 11/16/2020 §	538
		Kuwait Projects Co.
	437	8.88%, 10/17/2016 §	507
		New Zealand Index Linked
NZD	3,582	2.00%, 09/20/2025	2,790
		Standard Bank plc
	255	8.13%, 12/02/2019	278
		Turkiye Garanti Bankasi A.S.
	350	5.25%, 09/13/2022 §	317
		VTB Capital S.A.
	569	6.88%, 05/29/2018 §	610
			12,344
		Food Manufacturing - 0.2%
		Grupo Bimbo S.A.B.
	733	4.88%, 06/30/2020 §	780
		JBS Finance II Ltd.
	225	8.25%, 01/29/2018 ■	237
			1,017
		Health Care and Social Assistance - 0.1%
		Teva Pharmaceuticals Finance LLC
	600	6.15%, 02/01/2036	712

		Information - 0.4%
		Colombia Telecomunicaciones S.A. ESP
	400	5.38%, 09/27/2022 §	376
		Digicel Ltd.
	400	8.25%, 09/01/2017 §	417
		Indosat Palapa Co. B.V.
	455	7.38%, 07/29/2020 §	495
		MTS International Funding Ltd.
	325	8.63%, 06/22/2020 §	383
		NII Capital Corp.
	417	10.00%, 08/15/2016	418
		Qtel International Finance Ltd.
	550	4.75%, 02/16/2021 §	575
			2,664
		Mining - 0.1%
		Bumi Investment Pte Ltd.
	608	10.75%, 10/06/2017 §	365
		Mongolian Mining Corp.
	275	8.88%, 03/29/2017 §	169
		Vedanta Resources plc
	343	9.50%, 07/18/2018 §	385
			919
		Nonmetallic Mineral Product Manufacturing - 0.1%
		Cemex Finance LLC
	820	9.50%, 12/14/2016 §	873

		Petroleum and Coal Products Manufacturing - 0.5%
		CNOOC Finance 2012 Ltd.
	725	3.88%, 05/02/2022 §	714
		Dolphin Energy Ltd.
	650	5.50%, 12/15/2021 §	715
		Gaz Capital S.A.
	425	9.25%, 04/23/2019 §	521
		OGX Austria GmbH
	350	8.50%, 06/01/2018 §	70
		Pacific Rubiales Energy Corp.
	725	7.25%, 12/12/2021 §	779

10

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 5.3% - (continued)
		Petroleum and Coal Products Manufacturing - 0.5% - (continued)
		Reliance Holdings USA, Inc.
	$325	5.40%, 02/14/2022 §	$338
			3,137
		Pipeline Transportation - 0.1%
		Korea Gas Corp.
	685	4.25%, 11/02/2020 ■	706

		Primary Metal Manufacturing - 0.3%
		CITIC Pacific Ltd.
	700	6.63%, 04/15/2021 §	657
		CSN Islands XII
	614	7.00%, 09/23/2015 §♠	507
		Posco
	802	4.25%, 10/28/2020 ■	807
			1,971
		Real Estate, Rental and Leasing - 0.1%
		Agile Property Holdings Ltd.
	775	8.88%, 04/28/2017 §	817

		Retail Trade - 0.1%
		Cencosud S.A.
	475	5.50%, 01/20/2021 §	482

		Utilities - 0.3%
		Colbun S.A.
	239	6.00%, 01/21/2020 ■	255
		Hong Kong Electric Finance Ltd.
	755	4.25%, 12/14/2020 §	784
		Korea Hydro & Nuclear Power Co., Ltd.
	475	4.75%, 07/13/2021 §	500
		Taqa Abu Dhabi National Energy Co.
	263	5.88%, 10/27/2016 ■	291
			1,830
		Water Transportation - 0.1%
		DP World Ltd.
	400	6.85%, 07/02/2037 ■	404

		Wholesale Trade - 0.1%
		Li & Fung Ltd.
	318	5.25%, 05/13/2020 §	331

		Total corporate bonds
		(cost $33,777)	$32,784

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
		Brazil - 0.6%
		Brazil (Republic of)
BRL	4,327	6.00%, 08/15/2022 ◄	$2,015
	1,200	7.13%, 01/20/2037	1,408
			$3,423
		Canada - 0.9%
		Canada (Government of)
CAD	6,000	1.50%, 09/01/2017	5,799

		Greece - 0.3%
		Greece (Republic of)
EUR	1,520	2.00%, 02/24/2036	863
		Hellenic Republic
EUR	2,150	2.00%, 02/24/2032 - 02/24/2037	1,236
			2,099
		Ireland - 0.5%
		Ireland (Republic of)
EUR	1,545	4.50%, 10/18/2018	2,211
EUR	725	5.90%, 10/18/2019	1,095
			3,306
		Italy - 0.7%
		Italy Buoni Poliennali del Tesoro
EUR	1,333	2.10%, 09/15/2017 ◄	1,778
EUR	1,700	4.75%, 05/01/2017	2,406
			4,184
		Mexico - 0.3%
		Mexican Udibonos
MXN	5,571	4.50%, 11/22/2035 ◄	500
		United Mexican States
	1,326	6.05%, 01/11/2040	1,472
			1,972
		New Zealand - 0.3%
		New Zealand (Government of)
NZD	1,290	4.50%, 02/15/2016 ‡	1,634

		Norway - 1.2%
		Norway (Kingdom of)
NOK	46,850	2.00%, 05/24/2023	7,474

		Portugal - 0.5%
		Obrigacoes do Tesouro
EUR	1,525	3.85%, 04/15/2021 ■	1,737
EUR	525	4.35%, 10/16/2017 ■	666
EUR	350	4.75%, 06/14/2019 ■	435
			2,838
		Sweden - 0.6%
		Sweden (Kingdom of)
SEK	16,700	3.50%, 06/01/2022	2,856
SEK	4,972	3.50%, 12/01/2028 ◄	1,063
			3,919
		Total foreign government obligations
		(cost $36,641)	$36,648

U.S. GOVERNMENT AGENCIES - 9.1%
		FHLMC - 0.5%
	$1,778	5.50%, 01/01/2038 - 05/01/2040	$1,919
	1,054	6.00%, 09/01/2034 - 12/01/2037	1,160
			3,079
		FNMA - 5.9%
	10,060	3.00%, 08/19/2042 ☼	9,750
	5,100	3.50%, 08/15/2041 ☼	5,141
	4,900	4.00%, 08/15/2043 ☼	5,092
	6,200	4.50%, 08/01/2043 ☼	6,569
	1,625	5.50%, 04/01/2034 - 06/01/2038	1,776
	7,568	6.00%, 06/01/2040 - 08/01/2041 ☼	8,282
			36,610
		GNMA - 2.7%
	790	3.00%, 08/15/2042 ☼	773
	6,400	5.50%, 08/15/2039 ☼	6,972

11

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 9.1% - (continued)
	GNMA - 2.7% - (continued)
$7,949	6.00%, 03/15/2033 - 06/15/2041	$8,752
		16,497
	Total U.S. government agencies
	(cost $56,380)	$56,186

U.S. GOVERNMENT SECURITIES - 2.4%
U.S. Treasury Securities - 2.4%
	U.S. Treasury Bonds - 0.8%
$1,475	0.63%, 02/15/2043 ◄	$1,240
1,900	3.38%, 04/15/2032 ◄	3,498
		4,738
	U.S. Treasury Notes - 1.6%
10,100	0.13%, 04/15/2018 - 01/15/2023 ◄	10,309

		15,047
	Total U.S. government securities
	(cost $15,627)	$15,047

Contracts╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
Commodity Contracts - 0.0%
		Brent Oil Option
	1,355	Expiration: 08/12/2013, Exercise Price:
		$140.00β	$–
	1,355	Expiration: 02/10/2014, Exercise Price:
		$150.00β	6
	1,355	Expiration: 08/11/2014, Exercise Price:
		$160.00β	9
			15
Equity Contracts - 0.0%
		Bank of China Option
HKD	1,160	Expiration: 01/10/2014, Exercise Price:
		$3.39	22
HKD	2,070	Expiration: 01/10/2014, Exercise Price:
		$3.50	28
		Bank of Communication Option
HKD	1,145	Expiration: 01/10/2014, Exercise Price:
		$5.38	34
		China Construction Option
HKD	570	Expiration: 01/10/2014, Exercise Price:
		$5.85	24
			108
		Total call options purchased
		(cost $307)	$123

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
	S&P 500 10yr Contingent Option
29	Expiration: 02/21/2014, Exercise Price: $1,422.44	$167
	Total put options purchased
	(cost $289)	$167

	Total long-term investments
	(cost $527,280)	$554,061

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS – 14.9%
Repurchase Agreements - 14.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,463, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $6,592)
$6,463	0.07%, 7/31/2013	$6,463
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $15,221,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$15,525)
15,221	0.07%, 7/31/2013	15,221
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,480, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $5,589)
5,479	0.09%, 7/31/2013	5,479
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $12,506, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $12,756)
12,506	0.07%, 7/31/2013	12,506
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $19,734, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $20,128)
19,734	0.06%, 7/31/2013	19,734
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $4,714,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $4,809)
4,714	0.10%, 7/31/2013	4,714
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $9,733, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $9,928)
9,733	0.06%, 7/31/2013	9,733

12

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 14.9% - (continued)
Repurchase Agreements - 14.9% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $18,298, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $18,664)
$18,298	0.07%, 7/31/2013		$18,298
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $44, collateralized by U.S. Treasury Note 2.38%, 2014, value of $45)
44	0.05%, 7/31/2013		44
			92,192
	Total short-term investments
	(cost $92,192)		$92,192

	Total investments
	(cost $619,472) ▲	104.3%	$646,253
	Other assets and liabilities	(4.3)%	(26,699)
	Total net assets	100.0%	$619,554

13

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2013, the Fund invested 1.4% of its total assets in the Subsidiary.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $623,513 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$57,269
Unrealized Depreciation	(34,529)
Net Unrealized Appreciation	$22,740

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $8,200, which represents 1.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $21,622, which represents 3.5% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

β	This security has limitations. If at time of expiration the price of a barrel of ICE Brent Crude is equal to or greater than the strike price, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $39,451 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $1,165 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $3,080, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

14

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	46	09/16/2013	$4,928	$4,912	$(16)
Canadian Government 10-Year Bond Future	1	09/19/2013	129	128	(1)
Euro-BUND Future	53	09/06/2013	10,021	10,038	17
German Stock Exchange Future	21	09/20/2013	5,740	5,762	22
Gold 100oz Future	18	12/27/2013	2,374	2,363	(11)
Japan 10-Year Bond Future	2	09/10/2013	2,925	2,934	9
KOSPI 200 Index Future	85	09/12/2013	9,528	9,397	(131)
S&P 500 (E-Mini) Future	90	09/20/2013	7,362	7,562	200
U.S. Treasury 10-Year Note Future	246	09/19/2013	31,550	31,104	(446)
U.S. Treasury 30-Year Bond Future	3	09/19/2013	421	402	(19)
U.S. Treasury 5-Year Note Future	30	09/30/2013	3,673	3,641	(32)
U.S. Treasury CME Ultra Long Term Bond Future	61	09/19/2013	9,307	8,799	(508)
					$(916)
Short position contracts:
Australian SPI 200 Index Future	85	09/19/2013	$9,068	$9,569	$(501)
EAFE (mini MSCI) Index Future	39	09/20/2013	3,371	3,361	10
Long Gilt Future	75	09/26/2013	12,917	12,856	61
U.S. Treasury 2-Year Note Future	104	09/30/2013	22,892	22,912	(20)
					$(450)
					$(1,366)

* The number of contracts does not omit 000's.

Cash of $9,920 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/01/2013	JPM	$13	$13	$–
AUD	Buy	08/30/2013	WEST	22,301	21,828	(473)
AUD	Sell	09/18/2013	WEST	10,260	9,596	664
BRL	Buy	08/02/2013	BNP	4,886	4,768	(118)
BRL	Buy	09/04/2013	UBS	960	952	(8)
BRL	Sell	08/02/2013	UBS	4,881	4,768	113
CAD	Buy	08/30/2013	BCLY	7,393	7,413	20
CAD	Sell	09/18/2013	DEUT	5,915	5,872	43
CAD	Sell	08/01/2013	JPM	1	1	–
CHF	Buy	09/18/2013	DEUT	5,159	5,137	(22)
CHF	Sell	08/30/2013	CSFB	16,588	16,760	(172)
CNY	Buy	09/06/2013	JPM	3,004	3,030	26
CNY	Sell	09/06/2013	JPM	2,950	3,030	(80)
CNY	Sell	09/18/2013	JPM	5,844	5,908	(64)
EUR	Buy	09/18/2013	BCLY	1,512	1,546	34
EUR	Buy	08/30/2013	CBK	16,083	16,211	128
EUR	Buy	08/02/2013	GSC	759	757	(2)
EUR	Buy	08/01/2013	JPM	26	26	–
EUR	Buy	08/01/2013	UBS	26	26	–
EUR	Sell	09/18/2013	BNP	1,141	1,139	2
EUR	Sell	09/18/2013	CBK	12,789	12,742	47
EUR	Sell	08/05/2013	GSC	201	201	–
EUR	Sell	09/18/2013	GSC	4,067	4,139	(72)
EUR	Sell	08/02/2013	HSBC	64	64	–
GBP	Sell	08/01/2013	JPM	46	46	–
GBP	Sell	08/30/2013	MSC	11,189	11,086	103
HKD	Buy	08/01/2013	BCLY	653	653	–

15

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	08/02/2013	MSC	$107	$107	$–
JPY	Buy	08/01/2013	UBS	23	23	–
JPY	Sell	09/18/2013	BNP	2,226	2,167	59
JPY	Sell	08/30/2013	NAB	24,514	25,109	(595)
JPY	Sell	08/01/2013	UBS	506	506	–
JPY	Sell	08/05/2013	UBS	34	34	–
KRW	Buy	08/01/2013	JPM	36	36	–
KRW	Buy	09/23/2013	JPM	11,639	11,719	80
KRW	Sell	09/23/2013	BCLY	13,500	13,638	(138)
MXN	Buy	09/18/2013	CBK	987	1,024	37
MXN	Buy	09/18/2013	HSBC	2,006	2,026	20
MXN	Sell	09/18/2013	HSBC	341	344	(3)
NOK	Buy	09/18/2013	DEUT	4,306	4,222	(84)
NOK	Sell	09/18/2013	DEUT	5,829	5,716	113
NZD	Sell	09/18/2013	CBA	1,351	1,373	(22)
NZD	Sell	09/18/2013	DEUT	1,762	1,768	(6)
NZD	Sell	09/18/2013	MSC	1,302	1,293	9
SEK	Buy	09/18/2013	DEUT	3,073	3,084	11
SEK	Buy	09/18/2013	GSC	3,891	4,005	114
SEK	Sell	09/18/2013	DEUT	4,177	4,192	(15)
TWD	Sell	08/01/2013	JPM	64	64	–
TWD	Sell	09/18/2013	SCB	10,668	10,604	64
						$(187)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.EM.19	GSC	$17,000	5.00%	06/20/18	$2,091	$1,444	$(647)
CDX.NA.HY.20	JPM	4,825	5.00%	06/20/18	139	276	137
LCDX.NA.15	GSC	3,159	2.50%	12/20/15	31	106	75
LCDX.NA.17	BCLY	12,288	2.50%	12/20/16	(909)	520	1,429
Total					$1,352	$2,346	$994

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	CLPUF	2.41% Fixed	CLP	151,750	04/04/22	$–	$11	$11
GSC	1.47% Fixed	6M CHF LIBOR	CHF	12,440	09/18/23	–	59	59
GSC	CLICP Camara	2.25% Fixed	CLP	708,475	06/26/22	–	29	29
GSC	CLICP Camara	2.35% Fixed	CLP	761,625	04/16/22	–	48	48
						$–	$147	$147

* Notional shown in U.S. dollars unless otherwise noted.

16

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Total Return Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount *	Payments received (paid) by Fund	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
iShares US Real Estate	DEUT	$10,070	(1M LIBOR - 0.07%)	12/31/13	$2	$87	$85
MSCI Daily TR Net EM Chile	DEUT	2,774	1M LIBOR + 0.30%	02/28/14	3	259	256
MSCI Daily TR Net EM Chile	GSC	2,474	1M LIBOR + 0.30%	02/28/14	2	230	228
MSCI Daily TR Net EM Peru	DEUT	471	1M LIBOR + 0.10%	02/28/14	–	28	28
MSCI Daily TR Net EM Peru	GSC	1,940	1M LIBOR + 0.10%	02/28/14	1	117	116
S&P Regional Banks Select Industry Index	DEUT	2,023	1M LIBOR - 0.35%	01/31/14	2	(60)	(62)
S&P US Real Estate Select Industry	GSC	10,236	1M LIBOR - 0.45%	12/31/13	1	(579)	(580)
					$11	$82	$71

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
EAFE	Europe, Australasia and Far East
KOSPI	Korea Composite Stock Price
LCDX.NA	Credit Derivatives North American Loan
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CLPUF	Chilean Unidada de Fomentos Rate
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

17

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.8%
Aa / AA	0.8
A	1.0
Baa / BBB	3.5
Ba / BB	2.2
B	0.7
Caa / CCC or Lower	0.1
Unrated	0.1
U.S. Government Agencies and Securities	11.5
Non-Debt Securities and Other Short-Term Instruments	81.6
Other Assets & Liabilities	(4.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Country
as of July 31, 2013
Percentage of
Country	Net Assets
Australia	1.3%
Austria	0.0
Belgium	0.3
Bermuda	0.1
Brazil	1.7
British Virgin Islands	0.2
Canada	2.9
Cayman Islands	0.1
Chile	0.3
China	2.2
Colombia	0.2
Denmark	0.1
Dominican Republic	0.1
Egypt	0.0
Finland	0.1
France	2.8
Germany	2.6
Greece	0.8
Hong Kong	2.1
India	0.5
Indonesia	0.1
Ireland	1.6
Israel	0.2
Italy	1.5
Japan	6.2
Jersey	0.1
Kazakhstan	0.1
Kuwait	0.1
Luxembourg	0.2
Malaysia	0.2
Mauritius	0.0
Mexico	0.8
Netherlands	1.3
New Zealand	0.7
Norway	1.7
Peru	0.2
Poland	0.0
Portugal	0.5
Qatar (State of)	0.2
Russia	0.3
Singapore	0.9
South Africa	0.3
South Korea	2.6
Spain	1.2
Sweden	1.2
Switzerland	2.0
Taiwan	2.9
Thailand	0.2
Turkey	0.3
United Arab Emirates	0.2
United Kingdom	4.8
United States	38.4
Short-Term Investments	14.9
Other Assets and Liabilities	(4.3)
Total	100.0%

18

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$12,544	$762	$11,782	$–
Banks	33,151	10,246	22,905	–
Capital Goods	37,295	18,052	19,243	–
Commercial and Professional Services	4,229	3,108	1,121	–
Consumer Durables and Apparel	9,041	4,820	4,221	–
Consumer Services	6,366	4,036	2,330	–
Diversified Financials	14,917	9,733	5,184	–
Energy	28,537	18,460	10,077	–
Food and Staples Retailing	6,298	2,243	4,055	–
Food, Beverage and Tobacco	22,642	10,402	12,240	–
Health Care Equipment and Services	8,144	4,685	3,459	–
Household and Personal Products	3,924	2,315	1,609	–
Insurance	16,800	8,168	8,632	–
Materials	31,833	13,299	18,534	–
Media	13,763	10,722	3,041	–
Pharmaceuticals, Biotechnology and Life Sciences	17,467	8,032	9,435	–
Real Estate	19,182	7,725	11,457	–
Retailing	12,916	7,552	5,364	–
Semiconductors and Semiconductor Equipment	14,393	3,701	10,692	–
Software and Services	28,257	17,732	10,525	–
Technology Hardware and Equipment	16,483	7,028	9,455	–
Telecommunication Services	13,855	3,043	10,812	–
Transportation	8,896	5,209	3,687	–
Utilities	19,299	6,280	13,019	–
Total	400,232	187,353	212,879	–
Call Options Purchased	123	–	123	–
Corporate Bonds	32,784	–	32,784	–
Exchange Traded Funds	11,079	11,079	–	–
Foreign Government Obligations	36,648	–	36,648	–
Preferred Stocks	1,656	591	1,065	–
Put Options Purchased	167	–	167	–
U.S. Government Agencies	56,186	–	56,186	–
U.S. Government Securities	15,047	8,106	6,941	–
Warrants	139	139	–	–
Short-Term Investments	92,192	–	92,192	–
Total	$646,253	$207,268	$438,985	$–
Credit Default Swaps*	1,641	–	1,641	–
Foreign Currency Contracts*	1,687	–	1,687	–
Futures*	319	319	–	–
Interest Rate Swaps*	147	–	147	–
Total Return Swaps*	713	–	713	–
Total	$4,507	$319	$4,188	$–
Liabilities:
Credit Default Swaps*	647	–	647	–
Foreign Currency Contracts*	1,874	–	1,874	–
Futures*	1,685	1,685	–	–
Total Return Swaps*	642	–	642	–
Total	$4,848	$1,685	$3,163	$–

19

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

♦	For the nine-month period ended July 31, 2013, investments valued at $974 were transferred from Level 1 to Level 2, and investments valued at $1,435 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Common Stocks	$498	$—	$—	$—	$—	$—	$—	$(498)	$—
Foreign Government Obligations	1,729	242	(169)	1	—	(1,803)	—	—	—
Total	$2,227	$242	$(169)	$1	$—	$(1,803)	$—	$(498)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

20

The Hartford Global Alpha Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
		Finance and Insurance - 1.5%
		Bear Stearns Mortgage Funding Trust
	$22	0.33%, 03/25/2037 Δ	$14
		Commercial Mortgage Trust
	100	4.40%, 07/10/2045 ■	68
		GSAA Home Equity Trust
	215	0.37%, 11/25/2036 Δ	103
		Luminent Mortgage Trust
	68	0.45%, 11/25/2035 Δ	56
		Morgan Stanley Mortgage Loan Trust
	231	0.36%, 11/25/2036 Δ	102
		UBS-Barclays Commercial Mortgage Trust
	50	4.10%, 03/10/2046 ■Δ	35
		WF-RBS Commercial Mortgage Trust
	100	4.32%, 03/15/2045 ■Δ	73
			451

		Total asset & commercial mortgage backed securities
		(cost $427)	$451

CORPORATE BONDS - 3.3%
		Administrative Waste Management and Remediation - 0.1%
		Clean Harbors, Inc.
	$25	5.13%, 06/01/2021	$25

		Arts, Entertainment and Recreation - 0.2%
		Cinemark USA, Inc.
	60	4.88%, 06/01/2023 ■	57

		Finance and Insurance - 1.3%
		American International Group, Inc.
GBP	50	5.75%, 03/15/2067	72
		Bank of America Corp.
	75	4.10%, 07/24/2023	75
		CNH Capital LLC
	75	3.63%, 04/15/2018 ■	74
		HSBC Holdings plc
EUR	50	0.52%, 09/30/2020 Δ	65
		Royal Bank of Scotland Group plc
	50	9.50%, 03/16/2022 §	55
		SLM Corp.
	45	5.00%, 04/15/2015	46
	20	6.25%, 01/25/2016	21
			408
		Health Care and Social Assistance - 0.6%
		AbbVie, Inc.
	25	1.75%, 11/06/2017 ■	25
		DaVita, Inc.
	45	5.75%, 08/15/2022	46
		Fresenius Medical Care U.S. Finance II, Inc.
	70	5.63%, 07/31/2019 ■	74
		Zoetis, Inc.
	45	1.88%, 02/01/2018 ■	44
			189
		Information - 0.1%
		NII International Telecom S.a.r.l.
	25	7.88%, 08/15/2019 ■	24

		Other Services - 0.1%
		Service Corp. International
	25	5.38%, 01/15/2022 ■	25

		Petroleum and Coal Products Manufacturing - 0.2%
		Petrobras Global Finance Co.
	60	3.00%, 01/15/2019	56

		Rail Transportation - 0.1%
		CSX Corp.
	50	4.10%, 03/15/2044	44

		Utilities - 0.3%
		American Electric Power Co., Inc.
	25	1.65%, 12/15/2017	24
	50	2.95%, 12/15/2022	47
			71
		Water Transportation - 0.1%
		Royal Caribbean Cruises Ltd.
	35	5.25%, 11/15/2022	35

		Wholesale Trade - 0.2%
		Spectrum Brands Holdings, Inc.
	60	6.38%, 11/15/2020 ■	64

		Total corporate bonds
		(cost $1,030)	$998

FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
		France - 2.3%
		France (Government of)
EUR	525	1.00%, 05/25/2018	$698

		Portugal - 0.5%
		Obrigacoes do Tesouro
EUR	110	5.65%, 02/15/2024 ■	136

		Sweden - 3.1%
		Sweden (Kingdom of)
SEK	5,710	1.50%, 11/13/2023	822
SEK	725	4.25%, 03/12/2019	126
			948
		United Kingdom - 0.4%
		United Kingdom Gilt
GBP	95	3.25%, 01/22/2044	136

		Total foreign government obligations
		(cost $1,925)	$1,918

U.S. GOVERNMENT AGENCIES - 5.4%
		FNMA - 5.4%
	$1,625	1.13%, 09/30/2013	$1,628

		Total U.S. government agencies
		(cost $1,628)	$1,628

1

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT SECURITIES - 79.0%
Other Direct Federal Obligations - 3.8%
	FHLB - 3.8%
$135	3.13%, 12/13/2013	$136
1,000	4.00%, 10/15/2013	1,008
		1,144
U.S. Treasury Securities - 75.2%
	U.S. Treasury Bonds - 3.2%
1,140	2.88%, 05/15/2043	981

	U.S. Treasury Notes - 72.0%
4,000	0.50%, 10/15/2013 ╦Θ	4,004
16,750	1.25%, 02/15/2014	16,854
1,000	1.50%, 12/31/2013	1,006
		21,864
		22,845
	Total U.S. government securities
	(cost $24,000)	$23,989

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.1%
	USD Call/KRW Put
549	Expiration: 05/19/2014	$14
	USD Call/SGD Put
860	Expiration: 07/17/2014	19
22	Expiration: 05/16/2014	7
		40
	Total call options purchased
	(cost $41)	$40

Contracts╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.1%
		EUR Put/USD Call
EUR	78	Expiration: 05/02/2014	$8
		GBP Put/USD Call
GBP	17	Expiration: 09/17/2013æ	1
GBP	16	Expiration: 09/24/2013Ð	1
			10
		Total put options purchased
		(cost $19)	$10

		Total long-term investments
		(cost $29,070)	$29,034

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $47, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $48)
$47	0.07%, 7/31/2013		$47
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $110,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $112)
110	0.07%, 7/31/2013		110
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $40, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $40)
40	0.09%, 7/31/2013		40
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $91, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $92)
91	0.07%, 7/31/2013		91
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $143, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $146)
143	0.06%, 7/31/2013		143
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $34, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $35)
34	0.10%, 7/31/2013		34
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $70, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $72)
70	0.06%, 7/31/2013		70
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $132, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $135)
132	0.07%, 7/31/2013		132
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $0, collateralized by U.S. Treasury Note 2.38%, 2014, value of $0)
—	0.05%, 7/31/2013		—
			667
	Total short-term investments
	(cost $667)		$667

	Total investments
	(cost $29,737) ▲	97.9%	$29,701
	Other assets and liabilities	2.1%	652
	Total net assets	100.0%	$30,353

2

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $699, which represents 2.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $55, which represents 0.2% of total net assets.

æ	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.39 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ð	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.41 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/KRW Put (JPM)	Foreign Exchange	1,225.00 KRW	05/19/2014	549,000	$10	$12	$2
USD Call/SGD Put (JPM)	Foreign Exchange	1.40 SGD	07/17/2014	860,000	6	6	–
					$16	$18	$2

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
3M Euro Euribor Future	8	03/17/2014	$2,649	$2,651	$2
Australian 10-Year Bond Future	36	09/16/2013	3,927	3,844	(83)
Canadian Government 10-Year Bond Future	3	09/19/2013	392	384	(8)
Euro BUXL 30-Year Bond Future	3	09/06/2013	516	515	(1)
Euro-BOBL Future	76	09/06/2013	12,764	12,721	(43)
U.S. Treasury 10-Year Note Future	143	09/19/2013	18,117	18,081	(36)
U.S. Treasury 2-Year Note Future	13	09/30/2013	2,861	2,864	3
U.S. Treasury CME Ultra Long Term Bond Future	8	09/19/2013	1,190	1,154	(36)
					$(202)
Short position contracts:
90-Day Eurodollar Future	2	09/16/2013	$498	$498	$–
Euro-BTP Future	11	09/06/2013	1,618	1,628	(10)
Euro-BUND Future	103	09/06/2013	19,621	19,509	112
Euro-OAT Future	2	09/06/2013	357	356	1

3

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2013 - (continued)

Description
Short position contracts: - (continued)
Japan 10-Year Bond Future	1	09/10/2013	$1,463	$1,467	$(4)
Japan 10-Year Mini Bond Future	43	09/09/2013	6,281	6,307	(26)
Long Gilt Future	24	09/26/2013	4,117	4,114	3
U.S. Treasury 30-Year Bond Future	16	09/19/2013	2,160	2,145	15
U.S. Treasury 5-Year Note Future	126	09/30/2013	15,298	15,292	6
					$97
					$(105)

* The number of contracts does not omit 000's.

Cash of $805 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/30/2013	GSC	$13	$13	$–
AUD	Buy	08/01/2013	JPM	6	6	–
AUD	Buy	08/30/2013	UBS	41	40	(1)
AUD	Buy	08/30/2013	WEST	629	616	(13)
AUD	Sell	08/30/2013	BNP	22	22	–
AUD	Sell	08/30/2013	UBS	41	40	1
AUD	Sell	08/30/2013	WEST	28	27	1
BRL	Buy	08/02/2013	UBS	145	145	–
BRL	Sell	09/04/2013	GSC	22	22	–
BRL	Sell	08/02/2013	SCB	107	105	2
BRL	Sell	08/02/2013	UBS	40	39	1
BRL	Sell	09/04/2013	UBS	20	20	–
CAD	Sell	08/30/2013	BCLY	270	271	(1)
CAD	Sell	08/01/2013	JPM	2	2	–
CHF	Sell	08/30/2013	CSFB	433	437	(4)
CLP	Sell	08/30/2013	BNP	24	23	1
CLP	Sell	08/30/2013	UBS	30	30	–
COP	Buy	08/30/2013	SCB	36	36	–
CZK	Buy	08/30/2013	BCLY	58	58	–
CZK	Sell	08/30/2013	BCLY	27	27	–
EUR	Buy	08/30/2013	BCLY	33	33	–
EUR	Buy	08/30/2013	CBK	79	80	1
EUR	Buy	08/30/2013	GSC	27	27	–
EUR	Buy	08/30/2013	JPM	27	27	–
EUR	Buy	08/30/2013	UBS	145	146	1
EUR	Sell	08/30/2013	BOA	244	246	(2)
EUR	Sell	08/30/2013	CBK	2,506	2,524	(18)
EUR	Sell	08/30/2013	DEUT	126	126	–
EUR	Sell	08/01/2013	JPM	6	6	–
EUR	Sell	08/30/2013	JPM	126	126	–
EUR	Sell	08/30/2013	SCB	53	53	–
EUR	Sell	08/30/2013	UBS	394	396	(2)
GBP	Buy	08/30/2013	BOA	122	122	–
GBP	Buy	08/30/2013	BOA	123	122	(1)
GBP	Buy	08/30/2013	DEUT	62	61	(1)
GBP	Buy	08/30/2013	MSC	499	494	(5)
GBP	Buy	08/30/2013	UBS	62	61	(1)
GBP	Sell	08/01/2013	JPM	15	15	–
GBP	Sell	08/30/2013	MSC	230	228	2
HUF	Buy	08/30/2013	DEUT	123	123	–
HUF	Buy	08/30/2013	JPM	125	124	(1)
HUF	Sell	08/30/2013	JPM	566	561	5

4

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
IDR	Sell	08/30/2013	SCB	$6	$6	$–
ILS	Buy	08/30/2013	CSFB	28	28	–
INR	Sell	08/30/2013	JPM	24	24	–
INR	Sell	08/30/2013	SCB	21	20	1
JPY	Buy	08/30/2013	GSC	12	12	–
JPY	Buy	08/30/2013	NAB	1,099	1,126	27
JPY	Sell	08/30/2013	GSC	15	15	–
JPY	Sell	08/01/2013	JPM	1	1	–
JPY	Sell	08/30/2013	JPM	370	372	(2)
KRW	Sell	05/01/2013	JPM	–	–	–
KRW	Buy	08/30/2013	JPM	4	4	–
KRW	Sell	08/30/2013	JPM	188	187	1
MXN	Buy	08/30/2013	RBC	115	112	(3)
MXN	Sell	08/30/2013	RBC	36	35	1
MXN	Sell	08/30/2013	UBS	19	19	–
MYR	Sell	08/30/2013	JPM	29	28	1
NOK	Buy	08/30/2013	JPM	241	241	–
NOK	Buy	08/30/2013	MSC	543	543	–
NOK	Buy	08/30/2013	UBS	2	2	–
NOK	Sell	08/30/2013	MSC	2	2	–
NZD	Sell	08/30/2013	WEST	725	729	(4)
PEN	Sell	08/28/2013	BOA	14	14	–
PHP	Sell	08/30/2013	SCB	8	8	–
PLN	Buy	08/30/2013	BCLY	5	5	–
PLN	Sell	08/30/2013	DEUT	61	61	–
PLN	Sell	08/30/2013	UBS	61	61	–
RUB	Sell	08/30/2013	JPM	12	12	–
SEK	Buy	08/30/2013	CSFB	21	21	–
SEK	Buy	08/30/2013	UBS	9	9	–
SEK	Sell	08/30/2013	JPM	241	239	2
SEK	Sell	08/30/2013	UBS	1,555	1,540	15
SGD	Sell	11/02/2007	JPM	–	–	–
SGD	Buy	08/30/2013	JPM	181	181	–
SGD	Sell	08/30/2013	CBK	322	321	1
TRY	Sell	08/29/2013	BCLY	112	111	1
TRY	Sell	08/29/2013	JPM	18	18	–
ZAR	Sell	08/30/2013	JPM	17	17	–
ZAR	Sell	08/30/2013	UBS	12	12	–
						$6

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AAA.06	BOA	$137	(0.18)%	07/25/45	$4	$4	$–
ABX.HE.AAA.06	JPM	44	(0.18)%	07/25/45	1	1	–
ABX.HE.AAA.06	MSC	19	(0.18)%	07/25/45	–	–	–
CMBX.NA.A.1	BOA	130	(0.35)%	10/12/52	41	51	10
CMBX.NA.AA.1	CSI	590	(0.25)%	10/12/52	137	114	(23)
CMBX.NA.AA.2	GSC	10	(0.15)%	03/15/49	3	3	–
CMBX.NA.AA.2	MSC	45	(0.15)%	03/15/49	17	17	–
CMBX.NA.AJ.2	CSI	105	(1.09)%	03/15/49	16	14	(2)
CMBX.NA.AM.2	CSI	375	(0.50)%	03/15/49	24	22	(2)

5

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AM.3	CSI		$100	(0.50)%	12/13/49	$10	$9	$(1)
ITRX.CEEMEA.CORP.19	CSI		80	(1.00)%	06/20/18	6	6	–
ITRX.XOV.19	DEUT	EUR	55	(5.00)%	06/20/18	(2)	(3)	(1)
ITRX.XOV.19	GSC	EUR	80	(5.00)%	06/20/18	(2)	(4)	(2)
ITRX.XOV.19	JPM	EUR	80	(5.00)%	06/20/18	(3)	(4)	(1)
ITRX.XOV.19	MSC	EUR	55	(5.00)%	06/20/18	(2)	(3)	(1)
Total						$250	$227	$(23)
Sell protection:
ABX.HE.AAA.06	MSC		$92	0.11%	05/25/46	$(30)	$(26)	$4
CMBX.NA.AAA.6	CSI		1,175	0.50%	05/11/63	(32)	(47)	(15)
CMBX.NA.AAA.6	DEUT		260	0.50%	05/11/63	(7)	(11)	(4)
CMBX.NA.BB.6	CSI		395	5.00%	05/11/63	(23)	(36)	(13)
CMBX.NA.BBB-. 6	CSI		300	3.00%	05/11/63	(7)	(26)	(19)
PrimeX.ARM.2	MSC		156	4.58%	12/25/37	3	4	1
Total						$(96)	$(142)	$(46)
Total traded indices						$154	$85	$(69)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	2.65% Fixed	6M JPY LIBOR	JPY	20,745	03/08/43	$–	$–	$–
CSI	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	–	3	3
DEUT	0.50% Fixed	3M LIBOR		2,525	06/19/15	(1)	(2)	(1)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	–	3	3
DEUT	2.96% Fixed	KRW CD KSDA	KRW	469,620	09/23/16	–	–	–
DEUT	6M EURIBOR	1.03% Fixed	EUR	435	09/18/18	–	(6)	(6)
MSC	2.59% Fixed	6M JPY LIBOR	JPY	26,090	03/22/43	–	2	2
						$(1)	$–	$1

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RUB	New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.CEEMEA. CORP	Markit iTraxx - Central and Eastern Europe, Middle East and Africa Corporate
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate

7

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2%
Aa / AA	2.7
A	0.2
Baa / BBB	1.5
Ba / BB	1.9
B	0.7
Caa / CCC or Lower	0.9
U.S. Government Agencies and Securities	84.4
Non-Debt Securities and Other Short-Term Instruments	2.4
Other Assets & Liabilities	2.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$451	$–	$281	$170
Call Options Purchased	40	–	40	–
Corporate Bonds	998	–	998	–
Foreign Government Obligations	1,918	–	1,918	–
Put Options Purchased	10	–	10	–
U.S. Government Agencies	1,628	–	1,628	–
U.S. Government Securities	23,989	981	23,008	–
Short-Term Investments	667	–	667	–
Total	$29,701	$981	$28,550	$170
Credit Default Swaps *	15	–	15	–
Foreign Currency Contracts *	65	–	65	–
Futures *	142	142	–	–
Interest Rate Swaps *	8	–	8	–
Written Options *	2	–	2	–
Total	$232	$142	$90	$–
Liabilities:
Credit Default Swaps *	84	–	84	–
Foreign Currency Contracts *	59	–	59	–
Futures *	247	247	–	–
Interest Rate Swaps *	7	–	7	–
Total	$397	$247	$150	$–

♦	For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Global Alpha Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 14, 2012*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$1	$23	†	$—	$148	$(2)	$—	$—	$170
Total	$—	$1	$23		$—	$148	$(2)	$—	$—	$170

*	Commenced operations on December 14, 2012.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $23.

9

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles and Components - 0.7%
131	Nissan Motor Co., Ltd.	$1,363

	Banks - 2.4%
218	Barclays Bank plc ADR	952
24	BNP Paribas	1,554
39	Erste Group Bank AG	1,197
214	Mitsubishi UFJ Financial Group, Inc.	1,330
		5,033
	Capital Goods - 6.4%
10	Boeing Co.	1,052
14	Honeywell International, Inc.	1,202
184	Mitsubishi Heavy Industries Ltd.	988
11	Parker-Hannifin Corp.	1,126
73	Rolls-Royce Holdings plc	1,305
33	Safran S.A.	1,941
13	Schneider Electric S.A.	1,060
43	SKF AB Class B	1,181
5	SMC Corp. of America	1,018
14	Wabco Holdings, Inc. ●	1,091
17	WESCO International, Inc. ●	1,311
		13,275
	Commercial and Professional Services - 1.3%
24	Equifax, Inc. ●	1,514
61	Experian plc	1,151
		2,665
	Consumer Durables and Apparel - 2.2%
18	Cie Financiere Richemont S.A. ☼	1,733
1	NVR, Inc. ●	976
91	Prada S.p.A.	853
60	Pulte Group, Inc. ●	998
		4,560
	Consumer Services - 3.9%
111	Galaxy Entertainment Group Ltd. ●	583
72	MGM Resorts International ●	1,175
14	Paddy Power plc	1,121
499	Sands China Ltd.	2,698
15	Starbucks Corp.	1,053
23	Wyndham Worldwide Corp.	1,444
		8,074
	Diversified Financials - 10.3%
176	Aberdeen Asset Management plc	1,029
7	Affiliated Managers Group, Inc. ●	1,326
13	American Express Co. ‡	968
18	Ameriprise Financial, Inc.	1,566
9	BlackRock, Inc.	2,403
27	Discover Financial Services, Inc.	1,344
33	Franklin Resources, Inc.	1,628
15	IntercontinentalExchange, Inc. ●	2,713
37	JP Morgan Chase & Co.	2,065
29	Julius Baer Group Ltd.	1,305
26	Moody's Corp.	1,749
7	Partners Group	1,780
41	SEI Investments Co.	1,299
		21,175
	Energy - 2.3%
12	Anadarko Petroleum Corp.	1,093
40	Cobalt International Energy, Inc. ●	1,143
8	EOG Resources, Inc.	1,103
17	Schlumberger Ltd.	1,351
		4,690
	Food and Staples Retailing - 1.9%
47	CVS Caremark Corp.	2,903
30	Seven & I Holdings Co., Ltd.	1,119
		4,022
	Food, Beverage and Tobacco - 6.8%
42	Altria Group, Inc.	1,455
35	Anheuser-Busch InBev N.V.	3,366
43	Diageo Capital plc	1,334
11	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,052
22	Green Mountain Coffee Roasters, Inc. ●	1,688
17	Heineken N.V.	1,180
42	Japan Tobacco, Inc.	1,480
10	Pernod-Ricard S.A.	1,195
33	Unilever N.V.	1,327
		14,077
	Health Care Equipment and Services - 3.1%
37	Aetna, Inc.	2,393
19	Covidien plc	1,178
23	Medtronic, Inc.	1,249
19	Zimmer Holdings, Inc.	1,561
		6,381
	Insurance - 1.9%
62	American International Group, Inc. ●	2,844
34	Tokio Marine Holdings, Inc.	1,075
		3,919
	Materials - 1.6%
100	Cemex S.A.B. de C.V. ADR ●	1,148
15	HeidelbergCement AG	1,121
112	James Hardie Industries plc	929
		3,198
	Media - 5.7%
26	CBS Corp. Class B	1,376
28	Comcast Corp. Class A	1,262
23	DirecTV ●	1,449
280	Sirius XM Radio, Inc. w/ Rights	1,044
14	Time Warner Cable, Inc.	1,543
38	Twenty-First Century Fox, Inc.	1,122
24	Viacom, Inc. Class B	1,761
18	Walt Disney Co.	1,191
58	WPP plc	1,047
		11,795
	Pharmaceuticals, Biotechnology and Life Sciences - 14.4%
21	Actelion Ltd.	1,402
18	Amgen, Inc.	1,942
7	Biogen Idec, Inc. ●	1,626
27	Bristol-Myers Squibb Co.	1,163
24	Celgene Corp. ●	3,515
74	Gilead Sciences, Inc. ●	4,537
27	Merck & Co., Inc.	1,315
52	Mylan, Inc. ●	1,732
25	Novartis AG	1,792
6	Regeneron Pharmaceuticals, Inc. ●	1,531
17	Roche Holding AG	4,151

1

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 14.4% - (continued)
11	Sanofi-Aventis S.A.	$1,193
18	Thermo Fisher Scientific, Inc.	1,662
20	UCB S.A.	1,149
13	Vertex Pharmaceuticals, Inc. ●	1,021
		29,731
	Real Estate - 0.6%
16	American Tower Corp. REIT	1,140

	Retailing - 5.5%
4	Amazon.com, Inc. ●	1,063
3	AutoZone, Inc. ●	1,470
35	GameStop Corp. Class A	1,697
83	Lowe's Co., Inc.	3,706
4	Priceline.com, Inc. ●	3,376
		11,312
	Semiconductors and Semiconductor Equipment - 3.5%
27	ASML Holding N.V.	2,447
127	Infineon Technologies AG	1,123
71	MediaTek, Inc.	852
88	Micron Technology, Inc. ●	1,159
–	Samsung Electronics Co., Ltd.	519
341	Taiwan Semiconductor Manufacturing Co., Ltd.	1,160
		7,260
	Software and Services - 15.8%
22	Accenture plc	1,649
27	Akamai Technologies, Inc. ●	1,270
7	Alliance Data Systems Corp. ●	1,370
35	Amdocs Ltd.	1,331
18	Citrix Systems, Inc. ●	1,295
16	Cognizant Technology Solutions Corp. ●	1,180
9	Dassault Systemes S.A.	1,181
54	eBay, Inc. ●	2,800
43	Facebook, Inc. ●	1,597
5	Google, Inc. ●	4,766
8	LinkedIn Corp. Class A ●	1,569
3	Mastercard, Inc.	2,076
22	Salesforce.com, Inc. ●	983
23	SAP AG	1,668
15	Splunk, Inc. ●	769
27	Tencent Holdings Ltd.	1,231
20	Teradata Corp. ●	1,194
11	Visa, Inc.	1,968
94	Yahoo!, Inc. ●	2,632
		32,529
	Technology Hardware and Equipment - 5.5%
3	Apple, Inc.	1,580
49	Cisco Systems, Inc.	1,242
61	EMC Corp.	1,582
224	Hitachi Ltd.	1,501
66	Juniper Networks, Inc. ●	1,434
1,116	Lenovo Group Ltd.	1,016
66	LG.Philips LCD Co., Ltd.	811
21	Motorola Solutions, Inc.	1,173
78	Telefonaktiebolaget LM Ericsson Class B	924
		11,263
	Telecommunication Services - 0.6%
–	Sprint Corp.	–
53	Telenor ASA	1,182
		1,182
	Transportation - 1.1%
56	Delta Air Lines, Inc. ●	1,192
10	FedEx Corp.	1,064
		2,256
	Utilities - 0.5%
1,236	Guangdong Investment Ltd.	1,001

	Total common stocks
	(cost $156,144)	$201,901

PREFERRED STOCKS - 0.6%
	Media - 0.6%
31	ProSieben Sat.1 Media AG	$1,257

	Total preferred stocks
	(cost $1,062)	$1,257

	Total long-term investments
	(cost $157,206)	$203,158

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $259, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $264)
$259	0.07%, 7/31/2013	$259
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $609,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $621)
609	0.07%, 7/31/2013	609
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $219, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $224)
219	0.09%, 7/31/2013	219
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $500, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $510)
500	0.07%, 7/31/2013	500
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $789, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $805)
789	0.06%, 7/31/2013	789

2

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $189, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $192)
$189	0.10%, 7/31/2013		$189
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $389, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $397)
389	0.06%, 7/31/2013		389
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $732, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $747)
732	0.07%, 7/31/2013		732
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $2, collateralized by U.S. Treasury Note 2.38%, 2014, value of $2)
2	0.05%, 7/31/2013		2
			3,688
	Total short-term investments
	(cost $3,688)		$3,688

	Total investments
	(cost $160,894) ▲	100.4%	$206,846
	Other assets and liabilities	(0.4)%	(834)
	Total net assets	100.0%	$206,012

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $162,246 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,462
Unrealized Depreciation	(2,862)
Net Unrealized Appreciation	$44,600

—	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $303 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

3

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	08/06/2013	JPM	$302	$303	$1
JPY	Buy	08/02/2013	MSC	476	477	1
JPY	Buy	08/01/2013	UBS	292	292	–
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country
as of July 31, 2013

Percentage of
Country	Net Assets
Austria	0.6%
Belgium	2.2
China	1.6
France	3.9
Germany	2.4
Hong Kong	1.6
Ireland	1.6
Italy	0.4
Japan	4.7
Mexico	1.1
Netherlands	2.4
Norway	0.6
South Korea	0.6
Sweden	1.0
Switzerland	5.9
Taiwan	1.0
United Kingdom	2.8
United States	64.2
Short-Term Investments	1.8
Other Assets and Liabilities	(0.4)
Total	100.0%

4

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,363	$–	$1,363	$–
Banks	5,033	–	5,033	–
Capital Goods	13,275	5,782	7,493	–
Commercial and Professional Services	2,665	1,514	1,151	–
Consumer Durables and Apparel	4,560	1,974	2,586	–
Consumer Services	8,074	4,793	3,281	–
Diversified Financials	21,175	17,061	4,114	–
Energy	4,690	4,690	–	–
Food and Staples Retailing	4,022	2,903	1,119	–
Food, Beverage and Tobacco	14,077	4,195	9,882	–
Health Care Equipment and Services	6,381	6,381	–	–
Insurance	3,919	2,844	1,075	–
Materials	3,198	1,148	2,050	–
Media	11,795	10,748	1,047	–
Pharmaceuticals, Biotechnology and Life Sciences	29,731	20,044	9,687	–
Real Estate	1,140	1,140	–	–
Retailing	11,312	11,312	–	–
Semiconductors and Semiconductor Equipment	7,260	1,159	6,101	–
Software and Services	32,529	28,449	4,080	–
Technology Hardware and Equipment	11,263	7,822	3,441	–
Telecommunication Services	1,182	–	1,182	–
Transportation	2,256	2,256	–	–
Utilities	1,001	–	1,001	–
Total	201,901	136,215	65,686	–
Preferred Stocks	1,257	–	1,257	–
Short-Term Investments	3,688	–	3,688	–
Total	$206,846	$136,215	$70,631	$–
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.9%
	Agricultural Products - 1.1%
19	Archer-Daniels Midland Co.	$691
894	Asian Citrus Holdings Ltd.	294
197	Bumitama Agri Ltd.	141
33	Bunge Ltd. Finance Corp.	2,544
264	BW Plantation TBK PT	19
237	China Modern Dairy Holdings Ltd. ●	71
71	First Resources Ltd.	94
892	Golden Agri Resources Ltd.	368
42	Kernel Holding S.A. ●	661
7	Limoneira Co.	160
17	New Britain Palm Oil Ltd.	116
15	Ros Agro plc ●§	71
30	SLC Agricola S.A.	245
85	Thai Vegetable Oil Public Co., Ltd. ●	51
179	Trigon Agri A/S	88
200	Wilmar International Ltd.	496
		6,110
	Aluminum - 0.1%
18	Alcoa, Inc.	140
54	Alumina Ltd.	47
106	Aluminum Corp. of China Ltd. ●	33
20	Hindalco Industries Ltd.	29
21	Norsk Hydro ASA	88
		337
	Biotechnology - 0.0%
7	Genus plc	157

	Brewers - 0.1%
5	Anheuser-Busch InBev N.V. ADR	522

	Coal and Consumable Fuels - 0.4%
9	Cameco Corp.	187
73	Consol Energy, Inc.	2,271
		2,458
	Commodity Chemicals - 0.3%
25	LyondellBasell Industries Class A	1,711

	Construction and Engineering - 0.3%
50	KBR, Inc.	1,557

	Construction, Farm Machinery and Heavy Trucks - 0.4%
15	AGCO Corp.	823
–	Caterpillar, Inc.	14
3	CNH Global N.V.	125
8	Cosco Corp. Singapore Ltd.	5
–	Cummins, Inc.	2
–	Deere & Co.	19
116	Fiat Industrial S.p.A.	1,435
79	First Tractor Co.	47
1	Hino Motors Ltd.	17
–	Hitachi Construction Machine Co., Ltd.	1
–	Komatsu Ltd.	3
1	Kubota Corp.	12
–	Man AG	10
–	PACCAR, Inc.	14
3	Sembcorp Marine Ltd.	11
2	Yangzigiang Shipbuilding Holdings Ltd.	1
		2,539
	Diversified Metals and Mining - 2.0%
2	African Rainbow Minerals Ltd.	40
28	Anglo American plc	600
8	Antofagasta plc	106
1	Assore Ltd.	27
66	BHP Billiton Ltd.	2,060
2	BHP Billiton Ltd. ADR	137
95	BHP Billiton plc	2,719
2	BHP Billiton plc ADR	105
6	Boliden Ab	78
10	First Quantum Minerals Ltd.	164
17	Freeport-McMoRan Copper & Gold, Inc.	495
201	Glencore Xstrata plc	849
61	Grupo Mexico S.A.B. de C.V.	188
9	Iluka Resources Ltd.	89
1	Jastrzebska Spolka Weglowa S.A.	18
27	Jiangxi Copper Co., Ltd.	45
3	KGHM Polska Miedz S.A.	100
–	Korea Zinc Co., Ltd.	43
10	Minera Frisco S.A.B. de C.V. ●	22
9	Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	121
21	Mitsubishi Materials Corp.	76
4,846	Mongolian Mining Corp. ●	1,006
3	OZ Minerals Ltd.	11
9	Rio Tinto Ltd.	476
26	Rio Tinto plc	1,182
4	Rio Tinto plc ADR	163
45	Shougang Fushan Resources Group Ltd.	15
2	Southern Copper Corp.	60
26	Sterlite Industries India Ltd.	32
11	Sumitomo Metal Mining Co., Ltd.	139
9	Teck Cominco Ltd. Class B	219
7	Turquoise Hill Resources Ltd. ●	27
2	Vedanta Resources plc	40
		11,452
	Diversified Support Services - 0.0%
9	Ceres Global AG Corp. ●	69

	Electric Utilities - 2.2%
472	Cheung Kong Infrastructure Holdings Ltd.	3,259
86	Cia Paranaense de Energia	1,063
83	Cia Paranaense de Energia-Copel	1,038
41	NextEra Energy, Inc.	3,534
25	Red Electrica Corporacion S.A.	1,421
106	Scottish & Southern Energy	2,538
		12,853
	Electronic Manufacturing Services - 0.1%
19	Trimble Navigation Ltd. ●	540

	Fertilizers and Agricultural Chemicals - 1.2%
–	Agrium, Inc.	41
5	CF Industries Holdings, Inc.	996
212	China Bluechemical Ltd.	98
3	Israel Chemicals Ltd.	21

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.9% - (continued)
	Fertilizers and Agricultural Chemicals - 1.2% (continued)
–	Israel Corp., Ltd. ●	$13
1	K+S AG	18
30	Monsanto Co.	2,926
1	Mosaic Co.	43
28	Nihon Nohyaku Co., Ltd.	282
23	Potash Corp. of Saskatchewan, Inc.	674
4	Syngenta AG ☼	1,658
1	Yara International ASA	32
		6,802
	Gas Utilities - 1.9%
614	ENN Energy Holdings Ltd.	3,398
414	Osaka Gas Co., Ltd.	1,752
410	Snam S.p.A.	1,940
89	UGI Corp.	3,750
		10,840
	Gold - 8.3%
12	African Barrick Gold Ltd.	20
55	Agnico Eagle Mines Ltd.	1,564
156	Alacer Gold Corp.	370
39	Alamos Gold, Inc.	574
26	Allied Nevada Gold Corp. ●	176
132	AngloGold Ltd. ADR	1,736
12	Argonaut Gold, Inc. ●	77
10	Asanko Gold, Inc. ●	24
57	AuRico Gold, Inc.	265
24	Avocet Mining plc ●	4
56	B2Gold Corp. ●	163
26	Banro Corp. ●	23
345	Barrick Gold Corp.	5,817
62	Beadell Resources Ltd. ●	42
19	Belo Sun Mining Corp. ●	9
93	Centamin plc ●	53
16	Centerra Gold, Inc.	70
12	China Gold International Resources Corp. ●	31
282	China Precious Metal Resources Holdings Co., Ltd. ●	47
10	Colossus Minerals, Inc. ●	7
92	Compania De Minas Buenaventur ADR	1,309
23	Continental Gold Ltd. ●	93
65	Detour Gold Corp. ●	641
55	DRDGOLD Ltd.	30
357	Eldorado Gold Corp.	2,818
212	Endeavour Mining Corp. ●	140
55	Franco-Nevada Corp.	2,339
23	Gabriel Resources Ltd. ●	36
81	Gold Fields Ltd.	487
133	Gold Fields Ltd. ADR	799
3	Gold Resource Corp.	23
300	Goldcorp, Inc.	8,464
24	Golden Star Resources Ltd. ●	12
1,548	G-Resources Group Ltd. ●	55
35	Gryphon Minerals Ltd. ●	6
10	Guyana Goldfields, Inc. ●	16
45	Harmony Gold Mining Co., Ltd.	169
223	Harmony Gold Mining Co., Ltd. ADR	857
20	Highland Gold Mining Ltd.	19
33	IAMGOLD Corp.	173
11	Kingsgate Consolidated Ltd.	16
27	Kingsrose Mining Ltd. ●	10
338	Kinross Gold Corp.	1,761
6	Koza Altin Isletmeleri A.S.	78
1,109	Lepanto Consolidated Mining Co. ●	16
52	LionGold Corp. Ltd. ●	47
15	Medusa Mining Ltd.	31
10	Midas Gold Corp. ●	8
17	Nevsun Resources Ltd.	56
235	New Gold, Inc. ●	1,706
85	Newcrest Mining Ltd.	933
162	Newmont Mining Corp.	4,854
13	NGEx Resources, Inc. ●	25
29	Northern Star Resources Ltd.	22
20	NovaGold Resources, Inc. ●	57
113	OceanaGold Corp. ●	179
273	Osisko Mining Corp. ●	1,137
115	Pan African Resources plc	23
17	Papillon Resources Ltd. ●	16
41	Perseus Mining Ltd. ●	22
16	Petropavlovsk plc	22
12	Premier Gold Mines Ltd. ●	24
41	Pretium Resources, Inc. ●	349
7	Primero Mining Corp. ●	34
8	Rainy River Resources Ltd. ●	29
10	Randgold Resources Ltd.	714
36	Randgold Resources Ltd. ADR	2,696
28	Regis Resources Ltd. ●	88
58	Resolute Mining Ltd.	42
13	Royal Gold, Inc.	682
23	Rubicon Minerals Corp. ●	30
32	San Gold Corp. ●	4
5	Sandstorm Gold Ltd. ●	28
3	Seabridge Gold, Inc. ●	34
24	Semafo, Inc.	43
65	Sibanye Gold Ltd. ●	51
26	Sibanye Gold, Ltd. ADR ●	81
30	Silver Lake Resources Ltd. ●	22
42	St. Barbara Ltd. ●	19
8	Tanzanian Royalty Exploration Corp. ●	26
10	Timmins Gold Corp. ●	21
329	Torex Gold Resources, Inc. ●	423
135	Yamana Gold, Inc.	1,409
94	Zhaojin Mining Industry Co., Ltd.	63
647	Zijin Mining Group Co., Ltd.	139
		47,628
	Independent Power Producers and Energy Traders - 0.4%
561	China Longyuan Power Group Corp.	590
90	Tractebel Energia S.A.	1,419
		2,009
	Industrial Conglomerates - 0.4%
315	Beijing Enterprises Holdings Ltd.	2,102

	Integrated Oil and Gas - 13.8%
548	BG Group plc	9,882
290	BP plc ADR	12,016
10	Cenovus Energy, Inc.	281
116	Chevron Corp.	14,582
14	Eni S.p.A. ADR	597

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.9% - (continued)
	Integrated Oil and Gas - 13.8% - (continued)
198	Exxon Mobil Corp.	$18,596
154	Galp Energia SGPS S.A.	2,460
3	Hess Corp.	241
9	Husky Energy, Inc.	260
117	Imperial Oil Ltd.	5,024
4	Murphy Oil Corp.	297
11	Occidental Petroleum Corp.	937
138	Petroleo Brasileiro S.A. ADR	1,888
129	Repsol S.A.	3,094
42	Royal Dutch Shell plc ADR	2,916
193	Statoilhydro ASA ADR	4,167
21	Suncor Energy, Inc.	676
24	Total S.A. ADR	1,285
		79,199
	Integrated Telecommunication Services - 0.5%
121	Telenor ASA	2,685

	Multi-Sector Holdings - 0.5%
33	Groupe Bruxelles Lambert S.A.	2,672

	Multi-Utilities - 2.3%
131	E.On SE	2,229
305	National Grid plc	3,651
48	PG&E Corp.	2,194
195	Suez Environment S.A.	2,760
58	Wisconsin Energy Corp.	2,539
		13,373
	Oil and Gas Drilling - 0.5%
2	Diamond Offshore Drilling, Inc.	124
3	Ensco plc	200
9	Nabors Industries Ltd.	136
4	Noble Corp.	138
81	Patterson-UTI Energy, Inc.	1,594
9	Seadrill Ltd.	380
5	Transocean, Inc.	226
		2,798
	Oil and Gas Equipment and Services - 2.3%
24	Baker Hughes, Inc.	1,141
15	Dril-Quip, Inc. ●	1,381
93	Halliburton Co.	4,190
26	National Oilwell Varco, Inc.	1,851
49	Schlumberger Ltd.	3,983
6	Tenaris S.A. ADR	266
11	Weatherford International Ltd. ●	150
		12,962
	Oil and Gas Exploration and Production - 8.8%
63	Anadarko Petroleum Corp.	5,537
4	Apache Corp.	302
3	Baytex Energy Corp.	125
1,072	Beach Energy Ltd.	1,289
238	Buru Energy Ltd. ●	373
492	Cairn Energy plc ●	2,015
62	Canadian Natural Resources Ltd.	1,937
13	Canadian Natural Resources Ltd. ADR	412
13	Chesapeake Energy Corp.	293
1,394	CNOOC Ltd.	2,519
99	Cobalt International Energy, Inc. ●	2,860
2	Concho Resources, Inc. ●	140
41	ConocoPhillips Holding Co.	2,685
6	Crescent Point Energy	228
8	Denbury Resources, Inc. ●	138
5	Devon Energy Corp.	284
129	EnCana Corp.	2,270
33	EOG Resources, Inc.	4,792
258	Karoon Gas Australia Ltd. ●	1,313
1,378	Kunlun Energy Co., Ltd.	2,027
12	Marathon Oil Corp.	448
67	MEG Energy Corp. ●	2,052
2,321	New Standard Energy Ltd. ●	344
5	Noble Energy, Inc.	319
288	Oil Search Ltd.	2,093
389	Ophilr Energy plc ●	2,229
5	Pacific Rubiales Energy Corp.	101
31	Pioneer Natural Resources Co.	4,827
5	QEP Resources, Inc.	146
2	Range Resources Corp.	187
113	Santos Ltd.	1,383
73	Southwestern Energy Co. ●	2,828
16	Talisman Energy, Inc.	184
37	Tourmaline Oil Corp. ●	1,415
5	Vermilion Energy, Inc.	279
3	Whiting Petroleum Corp. ●	161
		50,535
	Oil and Gas Refining and Marketing - 1.9%
46	Gevo, Inc. ●	85
3	HollyFrontier Corp.	137
32	Marathon Petroleum Corp.	2,357
84	Phillips 66	5,185
59	Reliance Industries Ltd. GDR ■	1,701
152	Tonengeneral Sekiyu KK	1,470
6	Valero Energy Corp.	211
		11,146
	Oil and Gas Storage and Transportation - 3.4%
42	Enbridge Energy Management ●	1,334
235	Enbridge, Inc.	10,428
38	Kinder Morgan Management LLC ●	3,089
45	Kinder Morgan, Inc.	1,681
9	Pembina Pipelin Corp.	278
7	Spectra Energy Corp.	257
53	Transcanada Corp.	2,407
		19,474
	Packaged Foods and Meats - 0.9%
38	Adecoagro S.A. ●	246
246	Australian Agricultural Co., Ltd. ●	254
421	Charoen Pokphand Foods Ltd.	377
41	China Mengniu Dairy Co.	165
14	Ebro Foods S.A.	298
166	JBS S.A.	471
9	Kraft Foods Group, Inc.	530
792	Marine Harvest	799
15	McLeod Russel India Ltd.	70
9	MHP S.A. §	158
64	Minerva S.A. ●	256
37	PureCircle Ltd. ●	206
385	REI Agro Ltd.	65
43	Tyson Foods, Inc. Class A	1,195
118	Zambeef Products plc ●	85
		5,175

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 59.9% - (continued)
	Paper Products - 0.1%
1	Holmen AB Class B	$19
10	International Paper Co.	474
1	MeadWestvaco Corp.	25
2	Oji Holdings Corp.	9
		527
	Precious Metals and Minerals - 2.0%
7	Alexco Resource ●	9
8	Anglo American Platinum Ltd.	282
49	Aquarius Platinum Ltd.	35
2	Asahi Holdings, Inc.	32
5	CNK International Co., Ltd. ●	24
47	Coeur Mining, Inc. ●	636
28	Dominion Diamond Corp. ●	397
63	Dundee Precious Metals, Inc. ●	315
10	Endeavor Silver Corp. ●	40
69	First Majestic Silver Corp. ●	898
11	Fortuna Silver Mines, Inc. ●	37
20	Fresnillo plc	315
12	Gem Diamonds Ltd. ●	26
164	Hecla Mining Co.	531
16	Hochschild Mining plc	42
60	Impala Platinum Holdings Ltd.	588
15	Industrias Penoles S.A.B. de C.V.	466
42	Lonmin plc	200
4	MAG Silver Corp. ●	23
15	McEwen Mining, Inc. ●	30
19	North American Palladium Ltd. ●	23
32	Northern Platinum Ltd.	119
17	Pan American Silver Corp.	211
13	Paramount Gold & Silver Corp. ●	18
33	Petra Diamonds Ltd. ●	60
9	Royal Bafokeng Platinum Ltd. ●	44
31	Silver Standard Resources, Inc. ●	241
152	Silver Wheaton Corp.	3,490
15	Silvercorp Metals, Inc.	46
171	Stillwater Mining Co. ●	2,073
31	Tahoe Resources, Inc. ●	463
		11,714
	Railroads - 0.6%
155	All America Latina Logistica S.A.	599
26	Canadian National Railway Co.	2,579
		3,178
	Residential REITs - 0.5%
67	Equity Lifestyle Properties, Inc. REIT	2,568

	Soft Drinks - 0.0%
4	Monster Beverage Corp. ●	215

	Specialty Chemicals - 0.2%
13	EcoSynthetix, Inc. ●	61
71	JSR Corp.	1,280
		1,341
	Steel - 0.6%
1	Allegheny Technologies, Inc.	15
20	ArcelorMittal ADR	257
3	ArcelorMittal South Africa Ltd.	10
3	Bradespar S.A.	34
1	Capital S.A.	19
215	China Steel Corp.	178
–	Cliff's Natural Resources, Inc.	5
12	Companhia Sider·rgica Nacional	34
6	Daido Steel Co., Ltd.	33
33	Eregli Demir ve Celik Fabrikalari T.A.S.	33
30	Fortescue Metals Group Ltd.	99
16	Fosun International	12
14	Gerdau S.A.	87
4	Hitachi Metals Ltd.	46
1	Hyundai Hysco	26
1	Hyundai Steel Co.	69
2	Industrias CH, S.A. ●	15
10	JFE Holdings, Inc.	226
7	Jindal Steel & Power Ltd.	24
1	JSW Steel Ltd.	10
54	Kobe Steel Ltd.	85
2	Kumba Iron Ore Ltd.	75
1	Maruichi Steel Tube Ltd.	17
4	Metalurgica Gerdau S.A.	35
148	Nippon Steel & Sumitomo Metal Corp.	430
2	Novolipetsk Steel §	27
5	Nucor Corp.	250
1	Posco Ltd.	384
5	Sesa Goa Ltd.	10
5	Severstal GDR §	35
2	Sims Metal Management Ltd.	16
2	SSAB AB	12
7	Tata Steel Ltd.	25
8	ThyssenKrupp AG	167
1	United States Steel Corp.	11
6	Usinas Siderurgicas De Minas Gerais S.A. ●	22
51	Vale S.A.	662
2	Voestalpine AG	87
1	Yamato Kogyo Co.	22
		3,604
	Water Utilities - 1.3%
49	Cia de Saneamento Basico do Estado de Sao Paulo	497
181	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,861
2,912	Guangdong Investment Ltd.	2,358
101	Severn Trent plc	2,730
		7,446
	Wireless Telecommunication Services - 0.5%
860	Vodafone Group plc	2,577

	Total common stocks
	(cost $349,848)	$342,875

WARRANTS - 0.0%
	Diversified Metals and Mining - 0.0%
26	Shandong Denghai ⌂■	$95

	Total warrants
	(cost $77)	$95

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
EXCHANGE TRADED FUNDS - 2.7%
		Other Investment Pools and Funds - 2.7%
	564	Market Vectors Gold Miners	15,193
		Total exchange traded funds
		(cost $15,616)	$15,193

FOREIGN GOVERNMENT OBLIGATIONS - 7.0%
		Brazil - 1.7%
		Brazil (Republic of)
BRL	20,527	6.00%, 08/15/2016 - 08/15/2050 ◄	$9,586
			9,586
		Israel - 1.1%
		Israel (Government of)
ILS	8,264	1.00%, 05/30/2017 ◄	2,421
ILS	12,508	2.75%, 09/30/2022 ◄	3,926
			6,347
		Mexico - 1.3%
		Mexican Udibonos
MXN	23,639	2.00%, 06/09/2022 ◄	1,834
MXN	29,871	3.50%, 12/14/2017 ◄	2,546
		United Mexican States
MXN	39,979	4.00%, 11/15/2040 ◄	3,398
			7,778
		Poland - 0.4%
		Poland Government Bond
PLN	7,396	3.00%, 08/24/2016 ◄	2,399

		South Africa - 0.7%
		South Africa (Republic of)
ZAR	26,950	5.50%, 12/07/2023 ◄	3,703

		South Korea - 0.4%
		Korea (Republic of)
KRW	2,779,464	1.50%, 06/10/2021 ◄	2,515

		Thailand - 0.4%
		Thailand Government Bond
THB	77,307	1.20%, 07/14/2021 ◄§	2,428

		Turkey - 1.0%
		Turkey (Republic of)
TRY	5,585	2.50%, 05/04/2016 ◄	2,838
TRY	5,828	3.00%, 07/21/2021 ◄	2,954
			5,792
		Total foreign government obligations
		(cost $46,845)	$40,548

U.S. GOVERNMENT SECURITIES - 19.2%
		U.S. Treasury Securities - 19.2%
		U.S. Treasury Notes - 19.2%
	$49,289	0.13%, 04/15/2016 - 01/15/2023 ◄	$51,260
	2,675	0.38%, 07/15/2023 ◄	2,670
	4,245	0.50%, 04/15/2015 ◄	4,689
	7,494	0.63%, 07/15/2021 ◄	8,076
	4,659	1.13%, 01/15/2021 ◄	5,353
	3,354	1.25%, 07/15/2020 ◄	3,925
	6,723	1.38%, 07/15/2018 - 01/15/2020 ◄	7,968
	2,392	1.63%, 01/15/2015 ◄╦‡	3,038
	5,750	1.88%, 07/15/2015 - 07/15/2019 ◄	7,195
	2,861	2.00%, 01/15/2014 - 01/15/2016 ◄	3,631
	730	2.13%, 01/15/2019 ◄	901
	4,337	2.38%, 01/15/2017 ◄	5,585
	1,446	2.50%, 07/15/2016 ◄	1,853
	2,875	2.63%, 07/15/2017 ◄	3,686
			109,830
		Total U.S. government securities
		(cost $113,705)	$109,830

		Total long-term investments
		(cost $526,091)	$508,541

SHORT-TERM INVESTMENTS - 10.8%
		Repurchase Agreements - 10.8%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,330, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $4,416)
	$4,330	0.07%, 7/31/2013	$4,330
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $10,197,
collateralized by FHLMC 2.50% -
5.50%, 2019 - 2043, FNMA 2.00% -
6.08%, 2022 - 2043, GNMA 3.00%,
		2043, value of $10,401)
	10,197	0.07%, 7/31/2013	10,197
		Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,671, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $3,744)
	3,671	0.09%, 7/31/2013	3,671
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $8,378, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $8,546)
	8,378	0.07%, 7/31/2013	8,378
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $13,221, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $13,485)
	13,220	0.06%, 7/31/2013	13,220

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 10.8% - (continued)
	Repurchase Agreements - 10.8% - (continued)
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $3,158,
collateralized by FHLMC 3.50% -
4.50%, 2026 - 2041, FNMA 3.50% -
	4.00%, 2040 - 2043, value of $3,222)
$3,158	0.10%, 7/31/2013		$3,158
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,521, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 – 2014, value of $6,651)
6,521	0.06%, 7/31/2013		6,521
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $12,259, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $12,504)
12,259	0.07%, 7/31/2013		12,259
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $30, collateralized by U.S. Treasury Note 2.38%, 2014, value of $30)
30	0.05%, 7/31/2013		30
			61,764
	Total short-term investments
	(cost $61,764)		$61,764

	Total investments
	(cost $587,855) ▲	99.6%	$570,305
	Other assets and liabilities	0.4%	2,544
	Total net assets	100.0%	$572,849

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2013, the Fund invested 5.0% of its total assets in the Subsidiary.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $598,996 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,987
Unrealized Depreciation	(47,678)
Net Unrealized Depreciation	$(28,691)

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $1,796, which represents 0.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $2,719, which represents 0.5% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,267 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $750 was received from broker(s) as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2012	26	Shandong Denghai Warrants - 144A	$77

At July 31, 2013, the aggregate value of these securities was $95, which rounds to zero percent of total net assets.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Platinum Future	13	10/29/2013	$888	$929	$41

* The number of contracts does not omit 000's.

Cash of $143 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	08/06/2013	UBS	$18	$18	$–
BRL	Sell	08/01/2013	JPM	1,008	1,004	4
BRL	Sell	08/05/2013	JPM	1,258	1,260	(2)
CAD	Sell	08/01/2013	BCLY	281	281	–
CAD	Sell	08/06/2013	BCLY	412	412	–
CAD	Sell	08/02/2013	DEUT	858	862	(4)
CHF	Buy	08/06/2013	JPM	207	207	–
CHF	Buy	08/02/2013	UBS	271	273	2
CHF	Buy	08/05/2013	UBS	784	788	4
CLP	Buy	09/23/2013	CBK	2,779	2,708	(71)
CLP	Sell	09/23/2013	SCB	1,009	1,005	4
HKD	Buy	08/01/2013	BCLY	78	78	–
ILS	Sell	08/05/2013	DEUT	853	854	(1)
ILS	Sell	08/01/2013	JPM	653	656	(3)
ILS	Sell	08/01/2013	SSG	82	82	–

7

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MXN	Sell	08/05/2013	BCLY	$87	$87	$–
MXN	Sell	08/05/2013	DEUT	988	994	(6)
MXN	Sell	08/01/2013	RBC	795	793	2
PLN	Sell	08/01/2013	JPM	258	256	2
PLN	Sell	08/05/2013	JPM	378	379	(1)
TRY	Sell	08/01/2013	SCB	599	596	3
TRY	Sell	08/05/2013	UBS	797	800	(3)
ZAR	Sell	08/01/2013	BCLY	466	463	3
ZAR	Sell	08/05/2013	DEUT	476	478	(2)
						$(69)

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	CLICP Camara	2.09% Fixed	CLP 309,625	09/28/17	$–	$(15)	$(15)
BOA	CLICP Camara	2.32% Fixed	CLP 105,200	02/12/18	–	(5)	(5)
DEUT	CLICP Camara	1.86% Fixed	CLP 215,825	06/10/16	–	(3)	(3)
DEUT	CLICP Camara	2.30% Fixed	CLP 251,150	04/11/16	–	(9)	(9)
					$–	$(32)	$(32)

* Notional shown in U.S. dollars unless otherwise noted.

Total Return Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount *	Payments received (paid) by Fund	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
S&P GSCI Agriculture	JPM	$3,729	(0.20)% Fixed	03/31/14	$–	$(103)	$(103)
S&P GSCI Agriculture	MSC	872	(0.22)% Fixed	03/31/14	–	(24)	(24)
S&P GSCI Energy	JPM	5,612	(0.09)% Fixed	03/31/14	–	399	399
S&P GSCI Energy	MSC	872	(0.15)% Fixed	03/31/14	–	62	62
S&P GSCI Industrial Metals	JPM	6,137	(0.12)% Fixed	03/31/14	–	69	69
S&P GSCI Industrial Metals	MSC	382	(0.20)% Fixed	03/31/14	–	4	4
S&P GSCI Livestock	MSC	1,277	(0.23)% Fixed	03/31/14	–	(14)	(14)
S&P GSCI Livestock	MSC	586	(0.23)% Fixed	07/31/14	–	–	–
S&P GSCI Precious Metals	JPM	4,283	(0.12)% Fixed	03/31/14	–	272	272
S&P GSCI Precious Metals	JPM	745	(0.20)% Fixed	07/31/14	–	–	–
S&P GSCI Precious Metals	MSC	1,489	(0.20)% Fixed	03/31/14	–	94	94
					$–	$759	$759

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican New Peso
PLN	Polish New Zloty
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country

as of July 31, 2013

Percentage of
Country	Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.6
Brazil	3.5
Canada	12.0
Cayman Islands	0.0
Chile	0.0
China	1.6
Denmark	0.0
Egypt	0.0
France	0.7
Germany	0.4
Hong Kong	1.6
India	0.3
Indonesia	0.0
Israel	1.1
Italy	0.7
Japan	1.0
Jersey	0.8
Luxembourg	0.3
Mauritius	0.1
Mexico	1.5
Netherlands	0.0
Norway	1.4
Papua New Guinea	0.4
Peru	0.2
Philippines	0.0
Poland	0.4
Portugal	0.4
Russia	0.1
Singapore	0.1
South Africa	1.6
South Korea	0.5
Spain	0.9
Sweden	0.0
Switzerland	0.3
Taiwan	0.0
Thailand	0.5
Turkey	1.0
United Kingdom	8.2
Zambia	0.0
United States	44.9
Short-Term Investments	10.8
Other Assets and Liabilities	0.4
Total	100.0%

9

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2013
Credit Rating *	Percentage of Net Assets
A	0.4%
Baa / BBB	4.1
Unrated	2.6
U.S. Government Agencies and Securities	19.2
Non-Debt Securities and Other Short-Term Instruments	73.4
Other Assets & Liabilities	0.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

10

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Agricultural Products	$6,110	$3,799	$2,311	$–
Aluminum	337	140	197	–
Biotechnology	157	–	157	–
Brewers	522	522	–	–
Coal and Consumable Fuels	2,458	2,458	–	–
Commodity Chemicals	1,711	1,711	–	–
Construction and Engineering	1,557	1,557	–	–
Construction, Farm Machinery and Heavy Trucks	2,539	997	1,542	–
Diversified Metals and Mining	11,452	1,701	9,751	–
Diversified Support Services	69	69	–	–
Electric Utilities	12,853	5,635	7,218	–
Electronic Manufacturing Services	540	540	–	–
Fertilizers and Agricultural Chemicals	6,802	4,680	2,122	–
Gas Utilities	10,840	3,750	7,090	–
Gold	47,628	44,421	3,207	–
Independent Power Producers and Energy Traders	2,009	1,419	590	–
Industrial Conglomerates	2,102	–	2,102	–
Integrated Oil and Gas	79,199	63,763	15,436	–
Integrated Telecommunication Services	2,685	–	2,685	–
Multi-Sector Holdings	2,672	–	2,672	–
Multi-Utilities	13,373	4,733	8,640	–
Oil and Gas Drilling	2,798	2,798	–	–
Oil and Gas Equipment and Services	12,962	12,962	–	–
Oil and Gas Exploration and Production	50,535	35,294	15,241	–
Oil and Gas Refining and Marketing	11,146	9,676	1,470	–
Oil and Gas Storage and Transportation	19,474	19,474	–	–
Packaged Foods and Meats	5,175	3,330	1,845	–
Paper Products	527	499	28	–
Precious Metals and Minerals	11,714	10,017	1,697	–
Railroads	3,178	3,178	–	–
Residential REITs	2,568	2,568	–	–
Soft Drinks	215	215	–	–
Specialty Chemicals	1,341	61	1,280	–
Steel	3,604	1,508	2,096	–
Water Utilities	7,446	2,358	5,088	–
Wireless Telecommunication Services	2,577	–	2,577	–
Total	342,875	245,833	97,042	–
Exchange Traded Funds	15,193	15,193	–	–
Foreign Goverment Obligations	40,548	–	40,548	–
U.S. Government Securities	109,830	6,571	103,259	–
Warrants	95	95	–	–
Short-Term Investments	61,764	–	61,764	–
Total	$570,305	$267,692	$302,613	$–
Foreign Currency Contracts*	24	–	24	–
Futures*	41	41	–	–
Total Return Swaps*	900	–	900	–
Total	$965	$41	$924	$–
Liabilities:
Foreign Currency Contracts*	93	–	93	–
Interest Rate Swaps*	32	–	32	–
Total Return Swaps*	141	–	141	–
Total	$266	$–	$266	$–

11

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

♦	For the nine-month period ended July 31, 2013, investments valued at $16,265 were transferred from Level 1 to Level 2, and investments valued at $1,313 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Common Stocks	$53	$(1,570)	$1,571	$—	$—	$(28)	$27	$(53)	$—
Total	$53	$(1,570)	$1,571	$—	$—	$(28)	$27	$(53)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

12

The Hartford Global Research Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6%
	Automobiles and Components - 1.7%
3	Bayerische Motoren Werke (BMW) AG	$273
17	Ford Motor Co.	292
33	Nissan Motor Co., Ltd.	340
6	Toyota Motor Corp.	394
		1,299
	Banks - 6.6%
5	Alior Bank S.A. ●	133
39	Banco ABC Brasil S.A.	205
55	Banco Santander Brasil S.A.	329
5	BNP Paribas	292
4	BOK Financial Corp.	251
11	BS Financial Group, Inc.	161
5	Canadian Imperial Bank of Commerce	355
1	Citizens & Northern Corp.	20
5	Concentradora Fibra Hotelera	10
—	ConnectOne Bancorp Inc. ●	6
15	DGB Financial Group, Inc.	227
31	DNB ASA	509
409	E.Sun Financial Holdings Co	273
2	Erste Group Bank AG	65
1	Gronlandsbanken	85
3	Hana Financial Holdings	108
4	Home Capital Group, Inc.	257
20	Itau Unibanco Banco Multiplo S.A. ADR	261
6	KBC Groep N.V.	236
5	National Bank of Canada	358
3	Shinhan Financial Group Co., Ltd.	119
30	Spar Nord Bank A/S ●	205
22	Standard Chartered plc	514
233	Turkiye Sinai Kalkinma Bankasi A.S.	225
		5,204
	Capital Goods - 7.0%
4	AMETEK, Inc.	203
15	BAE Systems plc	101
2	Boeing Co.	224
1	Brenntag AG	171
1	Carlisle Cos., Inc.	37
5	Colfax Corp. ●	252
5	Compagnie De Saint-Gobain	236
4	Danaher Corp.	250
1	Dover Corp.	103
2	Eaton Corp. plc	158
2	European Aeronautic Defence & Space Co. N.V.	120
18	First Tractor Co.	10
22	General Electric Co.	547
14	GrafTech International Ltd. ●	109
3	Honeywell International, Inc.	229
3	IDEX Corp.	171
3	Illinois Tool Works, Inc.	224
3	Ingersoll-Rand plc	163
6	KBR, Inc.	182
1	Leighton Holdings Ltd.	10
1	Lockheed Martin Corp.	134
10	Luxfer Holdings plc	179
1	Moog, Inc. Class A ●	39
1	Northrop Grumman Corp.	69
4	Pentair Ltd.	221
2	Raytheon Co.	108
7	Rexel S.A.	167
7	Rolls-Royce Holdings plc	129
5	Russel Metals, Inc.	125
2	Safran S.A.	91
3	United Technologies Corp.	321
1	Vallourec S.A.	86
4	Vinci S.A.	190
2	WESCO International, Inc. ●	131
		5,490
	Commercial and Professional Services - 0.4%
3	Huron Consulting Group, Inc. ●	132
3	Nielsen Holdings N.V.	85
2	Quintiles Transnational Holdings ●	99
7	Transfield Services Ltd.	5
		321
	Consumer Durables and Apparel - 2.4%
1	Adidas AG	137
4	Brunello Cucinelli S.p.A.	103
7	Coway Co., Ltd.	398
3	Fifth & Pacific Cos., Inc. ●	67
2	iRobot Corp. ●	78
2	Lululemon Athletica, Inc. ●	165
1	LVMH Moet Hennessy Louis Vuitton S.A.	198
2	Michael Kors Holdings Ltd. ●	139
4	NIKE, Inc. Class B	264
1	Persimmon plc	11
1	PVH Corp.	93
74	Samsonite International S.A.	204
		1,857
	Consumer Services - 0.4%
2	Carnival Corp.	80
1	Churchill Downs, Inc.	48
19	MGM China Holdings Ltd.	54
1	Norwegian Cruise Line Holdings Ltd. ●	26
8	Sands China Ltd.	45
—	Starwood Hotels & Resorts, Inc.	23
—	Whitbread plc	17
—	Wyndham Worldwide Corp.	29
		322
	Diversified Financials - 4.3%
24	CETIP S.A. - Mercados Organizado	237
70	Challenger Financial Services Group Ltd.	269
14	Citigroup, Inc.	720
12	EFG International AG ●	162
25	ING Groep N.V. ●	254
1	IntercontinentalExchange, Inc. ●	124
8	JP Morgan Chase & Co.	419
10	Julius Baer Group Ltd.	472
36	UBS AG	711
		3,368
	Energy - 8.0%
3	Anadarko Petroleum Corp.	223
1	Baker Hughes, Inc.	45
47	Beach Energy Ltd.	57
25	BG Group plc	447
45	BP plc	309
4	BP plc ADR	176
11	Buru Energy Ltd. ●	16
22	Cairn Energy plc ●	91

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Energy - 8.0% - (continued)
3	Canadian Natural Resources Ltd. ADR	$86
4	Chevron Corp.	536
63	CNOOC Ltd.	113
3	Cobalt International Energy, Inc. ●	86
1	ConocoPhillips Holding Co.	88
3	Consol Energy, Inc.	101
1	Dril-Quip, Inc. ●	62
5	Enbridge, Inc.	235
6	EnCana Corp. ADR	101
1	EOG Resources, Inc.	204
6	Exxon Mobil Corp.	600
7	Galp Energia SGPS S.A.	111
5	Halliburton Co.	244
5	Imperial Oil Ltd.	217
12	Karoon Gas Australia Ltd. ●	59
1	Marathon Petroleum Corp.	89
3	MEG Energy Corp. ●	92
1	National Oilwell Varco, Inc.	68
103	New Standard Energy Ltd. ●	15
3	Ocean Rig UDW, Inc. ●	44
13	Oil Search Ltd.	95
18	Ophilr Energy plc ●	101
4	Patterson-UTI Energy, Inc.	72
6	Petroleo Brasileiro S.A. ADR	86
3	Phillips 66	215
1	Pioneer Natural Resources Co.	202
5	Reliance Industries Ltd.	75
6	Repsol S.A.	140
5	Santos Ltd.	61
1	Schlumberger Ltd.	120
3	Southwestern Energy Co. ●	129
8	Statoil ASA	170
2	Superior Energy Services, Inc. ●	44
7	Tonengeneral Sekiyu KK	71
2	Tourmaline Oil Corp. ●	62
7	Trican Well Service Ltd.	107
		6,265
	Food and Staples Retailing - 1.8%
7	Carrefour S.A.	210
2	Costco Wholesale Corp.	281
2	CVS Caremark Corp.	96
6	Seven & I Holdings Co., Ltd.	232
29	Tesco plc	163
3	Walgreen Co.	158
8	Woolworths Ltd.	254
		1,394
	Food, Beverage and Tobacco - 9.1%
25	Altria Group, Inc.	893
6	Anheuser-Busch InBev N.V.	568
27	Coca-Cola Co.	1,084
4	Coca-Cola Enterprises, Inc.	157
18	Diageo Capital plc	560
2	GLG Life Technology Corp. ●	1
44	ITC Ltd.	246
4	Kraft Foods Group, Inc.	213
22	Lorillard, Inc.	924
14	Mondelez International, Inc.	450
12	Nestle S.A.	814
6	New Britain Palm Oil Ltd.	42
4	PepsiCo, Inc.	373
9	Philip Morris International, Inc.	820
1	United Spirits Ltd.	25
		7,170
	Health Care Equipment and Services - 3.2%
1	Abbott Laboratories	54
1	Aetna, Inc.	93
2	Al Noor Hospitals Group ●	22
2	Allscripts Healthcare Solutions, Inc. ●	33
14	Boston Scientific Corp. ●	156
2	Cardinal Health, Inc.	87
2	CIGNA Corp.	191
3	Covidien plc	213
2	HCA Holdings, Inc.	89
3	Health Management Associates, Inc. ●	46
3	Hologic, Inc. ●	62
—	M3, Inc.	132
2	McKesson Corp.	243
4	Medtronic, Inc.	197
5	NMC Health plc	22
3	Olympus Corp.	89
—	Qualicorp S.A. ●	2
1	Rhoen-Klinikum AG	33
6	Smith & Nephew plc	73
1	St. Jude Medical, Inc.	68
—	Straumann Holding AG	26
3	Stryker Corp.	198
—	Sysmex Corp.	19
4	UnitedHealth Group, Inc.	306
1	Zimmer Holdings, Inc.	71
		2,525
	Household and Personal Products - 0.3%
2	Beiersdorf AG	165
—	Coty, Inc. ●	6
34	Jyothy Laboratories Ltd.	91
		262
	Insurance - 3.3%
4	Ageas	174
17	AXA S.A.	368
2	Berkshire Hathaway, Inc. Class B ●	256
13	Delta Lloyd N.V.	288
78	Direct Line Insurance Group plc	270
22	Discovery Ltd.	195
5	Hanover Insurance Group, Inc.	256
57	RMI Holdings	155
37	Storebrand ASA	215
13	XL Group plc	417
		2,594
	Materials - 5.0%
2	Air Products & Chemicals, Inc.	171
2	Akzo Nobel N.V.	131
5	Allegheny Technologies, Inc.	133
7	ArcelorMittal ADR	85
4	Asahi Kasei Corp.	24
11	AuRico Gold, Inc.	49
5	AZ Electronic Materials S.A.	24
3	Ball Corp.	129
1	Berry Plastics Group, Inc. ●	16
2	BHP Billiton plc	69

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Materials - 5.0% - (continued)
3	Billerud	$26
1	Boise Cascade Co. ●	37
1	Cabot Corp.	41
1	Celanese Corp.	54
54	China Shanshui Cement Group	21
4	Constellium N.V. ●	76
2	Crown Holdings, Inc. ●	97
5	Dow Chemical Co.	170
9	EcoSynthetix, Inc. ●	39
64	Fosun International	48
13	Graphic Packaging Holding Co. ●	109
2	HeidelbergCement AG	175
80	Huabao International Holdings Ltd.	34
11	Indocement Tunggal Prakarsa Tbk PT	21
2	International Paper Co.	106
4	JSR Corp.	79
2	Lafarge S.A.	156
1	Lanxess	66
2	LyondellBasell Industries Class A	168
1	MeadWestvaco Corp.	19
3	Methanex Corp. ADR	120
7	Mitsubishi Chemical Holdings	31
214	Mongolian Mining Corp. ●	45
1	Monsanto Co.	131
1	Mosaic Co.	25
15	Nine Dragons Paper Holdings	9
3	Nippon Shokubai Co., Ltd.	31
8	NuFarm Ltd.	33
6	Omnova Solutions, Inc. ●	46
3	Owens-Illinois, Inc. ●	81
53	Platinum Group Metals Ltd. ●	55
6	Rexam plc	44
8	Rio Tinto plc	373
1	Shin-Etsu Chemical Co., Ltd.	65
6	Smurfit Kappa Group plc	118
10	Synthomer plc	31
2	Tikkurila Oyj	47
8	Ube Industries Ltd.	15
1	Umicore S.A.	65
5	Universal Stainless & Alloy Products, Inc. ●	135
—	Westlake Chemical Corp.	29
		3,902
	Media - 3.7%
—	AMC Networks, Inc. Class A ●	22
4	Cablevision Systems Corp.	75
2	CBS Corp. Class B	104
2	Charter Communications, Inc. ●	243
5	Comcast Corp. Class A	247
6	Comcast Corp. Special Class A	261
2	Dentsu, Inc.	48
2	DreamWorks Animation SKG, Inc. ●	40
—	Fuji Media Holdings, Inc.	38
2	Imax Corp. ●	48
6	Interpublic Group of Cos., Inc.	98
2	MDC Partners, Inc. Class A	40
2	Omnicom Group, Inc.	142
2	Pandora Media, Inc. ●	30
4	Reed Elsevier Capital, Inc.	56
21	Sirius XM Radio, Inc. w/ Rights	79
4	Thomson Reuters Corp.	127
2	Time Warner Cable, Inc.	278
5	Time Warner, Inc.	300
3	Tremor Video, Inc. ●	28
2	TV Asahi Corp.	51
8	Walt Disney Co.	538
		2,893
	Pharmaceuticals, Biotechnology and Life Sciences - 7.8%
1	Acorda Therapeutics, Inc. ●	46
1	Actavis, Inc. ●	153
1	Actelion Ltd.	48
1	Agilent Technologies, Inc.	48
2	Algeta ASA ●	72
7	Alkermes plc ●	222
3	Almirall S.A.	42
8	Arena Pharmaceuticals, Inc. ●	55
2	Astellas Pharma, Inc.	82
4	AstraZeneca plc ADR	183
2	Auxilium Pharmaceuticals, Inc. ●	42
1	Biogen Idec, Inc. ●	158
11	Bristol-Myers Squibb Co.	454
3	Cadence Pharmaceuticals, Inc. ●	21
1	Covance, Inc. ●	79
1	Cubist Pharmaceuticals, Inc. ●	64
7	Daiichi Sankyo Co., Ltd.	114
3	Eisai Co., Ltd.	116
17	Elan Corp. plc ADR ●	269
9	Eli Lilly & Co.	452
15	Exelixis, Inc. ●	74
6	Forest Laboratories, Inc. ●	263
6	Gilead Sciences, Inc. ●	395
2	H. Lundbeck A/S	46
2	Immunogen, Inc. ●	46
2	Incyte Corp. ●	39
1	Infinity Pharmaceuticals, Inc. ●	21
4	Ironwood Pharmaceuticals, Inc. ●	53
2	Johnson & Johnson	190
—	Mallinckrodt plc ●	—
3	Medicines Co. ●	102
8	Merck & Co., Inc.	387
3	Mylan, Inc. ●	111
2	NPS Pharmaceuticals, Inc. ●	34
1	Ono Pharmaceutical Co., Ltd.	40
1	Onyx Pharmaceuticals, Inc. ●	177
2	Regeneron Pharmaceuticals, Inc. ●	418
5	Rigel Pharmaceuticals, Inc. ●	20
1	Roche Holding AG	156
—	Salix Pharmaceuticals Ltd. ●	15
2	Seattle Genetics, Inc. ●	84
11	Shionogi & Co., Ltd.	214
8	Teva Pharmaceutical Industries Ltd. ADR	302
2	UCB S.A.	126
1	Vertex Pharmaceuticals, Inc. ●	112
2	Xenoport, Inc. ●	11
		6,156
	Real Estate - 2.3%
—	Acadia Realty Trust REIT	9
—	Alexander & Baldwin, Inc. ●	16
1	American Assets Trust, Inc. REIT	22

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Real Estate - 2.3% - (continued)
2	American Tower Corp. REIT	$113
7	Ascendas REIT	12
—	AvalonBay Communities, Inc. REIT	63
229	Bekasi Fajar Industrial Estate Tbk PT	14
7	Beni Stabili S.p.A.	4
3	Big Yellow Group REIT	17
—	Boston Properties, Inc. REIT	34
—	Camden Property Trust REIT	33
5	Corporacion Inmobiliaria Vesta S. de RL de C.V.	10
1	Cousins Properties, Inc. REIT	15
1	DDR Corp. REIT	22
1	Derwent London plc REIT	40
—	Deutsche Annington Immobile ●	6
20	Dexus Property Group REIT	19
1	Douglas Emmett, Inc. REIT	28
—	EastGroup Properties, Inc. REIT	21
1	Equity Lifestyle Properties, Inc. REIT	27
—	Essex Property Trust, Inc. REIT	43
1	EuroBank Properties REIT ●	8
—	Extra Space Storage, Inc. REIT	18
3	Fibra Uno Administracion S.A. REIT	11
1	First Industrial Realty Trust, Inc.	12
2	Forest City Enterprises, Inc. Class A ●	27
35	Fortune REIT	31
3	General Growth Properties, Inc. REIT	59
7	Goodman Group REIT	31
3	Hammerson plc REIT	26
1	Health Care, Inc. REIT	63
1	Healthcare Trust of America, Inc. REIT	9
2	Host Hotels & Resorts, Inc. REIT	27
3	Hysan Development Co., Ltd.	14
—	Icade REIT	10
—	Industrial & Infrastructure Fund Investment Corp. REIT	27
—	Japan Logistics Fund REIT	35
—	Kilroy Realty Corp. REIT	19
1	Land Securities Group plc REIT	11
12	Link (The) REIT	61
14	Mirvac Group REIT	21
3	Mitsubishi Estate Co., Ltd.	80
2	Mitsui Fudosan Co., Ltd.	68
—	Ntt Urban Development Corp.	40
252	Pakuwon Jati TBK	9
—	Public Storage REIT	49
1	Rayonier, Inc. REIT	31
45	Robinsons Land Corp.	24
1	Simon Property Group, Inc. REIT	95
—	SL Green Realty Corp. REIT	38
1	Stag Industrial, Inc. REIT	13
2	Sun Hung Kai Properties Ltd.	32
27	Supalai Public Co., Ltd.	13
—	Taubman Centers, Inc. REIT	23
—	Unibail Rodamco REIT	57
3	Unite Group plc	20
—	Wereldhave N.V. REIT	10
6	Westfield Group REIT	65
1	Wihlborgs Fastigheter A.B.	16
		1,771
	Retailing - 5.8%
3	Amazon.com, Inc. ●	1,011
—	AutoZone, Inc. ●	154
8	Best Buy Co., Inc.	229
2	Dick's Sporting Goods, Inc.	103
4	Dollar Tree, Inc. ●	210
1	DSW, Inc.	65
1	Five Below, Inc. ●	31
2	GNC Holdings, Inc.	96
4	Hennes & Mauritz Ab	151
2	HSN, Inc.	94
102	Intime Retail Group Co., Ltd.	105
2	Kohl's Corp.	98
14	LightInTheBox Holdings Co., Ltd. ●	221
15	Lowe's Co., Inc.	673
29	Marks & Spencer Group plc	215
1	Netflix, Inc. ●	196
1	PetSmart, Inc.	96
4	Pier 1 Imports, Inc.	90
—	Priceline.com, Inc. ●	366
9	Rakuten, Inc.	126
1	Ryohin Keikaku Co., Ltd.	96
2	Urban Outfitters, Inc. ●	73
1	Vitamin Shoppe, Inc. ●	32
		4,531
	Semiconductors and Semiconductor Equipment - 2.2%
4	ASM Pacific Technology Ltd.	48
1	ASML Holding N.V.	118
2	First Solar, Inc. ●	114
3	Hynix Semiconductor, Inc.	83
21	Intel Corp.	496
1	International Rectifier Corp. ●	22
2	Lam Research Corp. ●	90
7	NXP Semiconductors N.V. ●	244
12	RF Micro Devices, Inc. ●	61
—	Samsung Electronics Co., Ltd.	201
1	Silicon Laboratories, Inc. ●	47
63	Taiwan Semiconductor Manufacturing Co., Ltd.	214
		1,738
	Software and Services - 7.2%
2	Accenture plc	175
12	Activision Blizzard, Inc.	214
4	Akamai Technologies, Inc. ●	189
1	Alliance Data Systems Corp. ●	204
4	Autodesk, Inc. ●	127
2	Automatic Data Processing, Inc.	152
9	Cadence Design Systems, Inc. ●	130
2	Citrix Systems, Inc. ●	176
3	Cognizant Technology Solutions Corp. ●	207
1	CyrusOne, Inc.	29
7	Dropbox, Inc. ⌂●†	70
11	eBay, Inc. ●	590
—	Equinix, Inc. ●	23
1	Exlservice Holdings, Inc. ●	20
11	Facebook, Inc. ●	406
10	Genpact Ltd.	195
1	Google, Inc. ●	525
1	Heartland Payment Systems, Inc.	39
21	Higher One Holdings, Inc. ●	231

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Software and Services - 7.2% - (continued)
1	IBM Corp.	$232
5	Kakaku.com, Inc.	177
1	LinkedIn Corp. Class A ●	203
4	Pactera Technology International Ltd. ●	29
3	QLIK Technologies, Inc. ●	79
1	Tencent Holdings Ltd.	50
4	Teradata Corp. ●	220
16	VeriFone Systems, Inc. ●	303
2	Visa, Inc.	347
13	Yahoo!, Inc. ●	353
		5,695
	Technology Hardware and Equipment - 3.5%
14	AAC Technologies Holdings, Inc.	64
11	Advantech Co., Ltd.	53
4	Anritsu Corp.	54
1	Apple, Inc.	585
1	Arrow Electronics, Inc. ●	55
1	Avnet, Inc. ●	55
3	Ciena Corp. ●	68
17	Cisco Systems, Inc.	441
13	Delta Electronics, Inc.	63
13	EMC Corp.	337
11	JDS Uniphase Corp. ●	161
19	Juniper Networks, Inc. ●	406
1	National Instruments Corp.	21
3	NetApp, Inc. ●	105
—	QIWI plc ADR	7
1	Rogers Corp. ●	82
2	Trimble Navigation Ltd. ●	50
7	Wacom Co., Ltd.	58
72	WPG Holdings Co., Ltd.	89
		2,754
	Telecommunication Services - 3.0%
48	Axiata Group Berhad	101
34	Bharti Airtel Ltd.	193
26	Bharti Infratel Ltd.	63
77	China Unicom Ltd.	114
2	Crown Castle International Corp. ●	175
13	Frontier Communications Co.	58
2	KDDI Corp.	95
2	KT Corp. ADR	28
22	Leap Wireless International, Inc. ●	367
6	MTN Group Ltd.	110
7	NII Holdings, Inc. Class B ●	49
1	P.T. Telekomunikasi Indonesia ADR	66
1	Philippine Long Distance Telephone Co. ADR	71
2	SBA Communications Corp. ●	126
6	SK Telecom Co., Ltd. ADR	131
1	SoftBank Corp.	80
7	Sprint Corp.	44
11	Telefonica S.A. ADR	153
9	Telenor ASA	198
2	T-Mobile US, Inc.	41
5	TW Telecom, Inc. ●	135
		2,398
	Transportation - 3.5%
404	AirAsia Berhad	393
73	AirAsia X Berhad ●	27
5	Celadon Group, Inc.	97
9	Covenant Transport ●	57
26	Delta Air Lines, Inc. ●	546
1	DSV A/S	20
2	FedEx Corp.	223
—	Flughafen Zuerich AG	128
2	Genesee & Wyoming, Inc. Class A ●	142
3	Hertz Global Holdings, Inc. ●	83
3	J.B. Hunt Transport Services, Inc.	251
1	Kansas City Southern	96
60	Malaysia Airports Holdings BHD	124
1	Norfolk Southern Corp.	81
19	Transurban Group	117
15	US Airways Group, Inc. ●	292
9	Vitran Corp., Inc. ●	46
2	XPO Logistics, Inc. ●	54
		2,777
	Utilities - 4.1%
2	Alliant Energy Corp.	122
8	Cheung Kong Infrastructure Holdings Ltd.	57
9	Cia de Saneamento Basico do Estado de Sao Paulo	91
4	Duke Energy Corp.	264
7	E.On SE	119
42	Enel Green Power S.p.A.	93
17	ENN Energy Holdings Ltd.	92
4	GDF Suez	82
191	Guangdong Investment Ltd.	155
22	Iberdrola S.A.	120
17	National Grid plc	199
6	NextEra Energy, Inc.	519
4	Northeast Utilities	178
14	NRG Yield, Inc. ●	413
6	OGE Energy Corp.	221
18	Osaka Gas Co., Ltd.	75
3	PG&E Corp.	154
14	Snam S.p.A.	67
8	Suez Environment S.A.	116
12	Tokyo Gas Co., Ltd.	63
		3,200
	Total common stocks
	(cost $66,110)	$75,886

PREFERRED STOCKS - 0.5%
	Automobiles and Components - 0.3%
1	Volkswagen AG N.V.	$278

	Software and Services - 0.1%
7	FireEye, Inc. Private Placement ⌂†	92

	Utilities - 0.1%
4	Cia Paranaense de Energia	55

	Total preferred stocks
	(cost $371)	$425

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.0%
	Telecommunication Services - 0.0%
1	Micex AP Generis ⌂■		$2

	Total warrants
	(cost $2)		$2

EXCHANGE TRADED FUNDS - 0.4%
	Other Investment Pools and Funds - 0.4%
7	Industrial Select Sector SPDR Fund		$299

	Total exchange traded funds
	(cost $288)		$299

	Total long-term investments
	(cost $66,771)		$76,612

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $147, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $150)
$147	0.07%, 7/31/2013		$147
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $347,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $354)
347	0.07%, 7/31/2013		347
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $125, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $127)
125	0.09%, 7/31/2013		125
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $285, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $291)
285	0.07%, 7/31/2013		285
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $450, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $459)
450	0.06%, 7/31/2013		450
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $108, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $110)
108	0.10%, 7/31/2013		108
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $222, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $226)
222	0.06%, 7/31/2013		222
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $417, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $426)
417	0.07%, 7/31/2013		417
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2014, value of $1)
1	0.05%, 7/31/2013		1
			2,102
	Total short-term investments
	(cost $2,102)		$2,102

	Total investments
	(cost $68,873) ▲	100.2%	$78,714
	Other assets and liabilities	(0.2)%	(152)
	Total net assets	100.0%	$78,562
6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $71,765 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,896
Unrealized Depreciation	(947)
Net Unrealized Appreciation	$6,949

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $162, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $2, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	7	Dropbox, Inc.	$67
12/2012	7	FireEye, Inc. Private Placement Preferred	78
05/2013	1	Micex AP Generis Warrants - 144A	2

At July 31, 2013, the aggregate value of these securities was $164, which represents 0.2% of total net assets.

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	08/06/2013	UBS	$11	$11	$–
EUR	Buy	08/05/2013	GSC	86	86	–
HKD	Buy	08/02/2013	GSC	15	15	–
HKD	Buy	08/05/2013	GSC	1	1	–
HKD	Sell	08/02/2013	GSC	1	1	–
JPY	Sell	12/20/2013	DEUT	154	154	–
JPY	Sell	08/05/2013	UBS	1	1	–
MXN	Buy	08/02/2013	DEUT	–	–	–
MYR	Buy	08/02/2013	JPM	50	50	–
NOK	Sell	08/05/2013	JPM	2	2	–
THB	Sell	08/01/2013	JPM	3	3	–
ZAR	Sell	08/07/2013	JPM	1	1	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thai Baht
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Diversification by Country

as of July 31, 2013

Percentage of
Country	Net Assets
Australia	1.3%
Austria	0.1
Belgium	1.5
Brazil	1.6
Canada	3.4
China	1.2
Cyprus	0.0
Denmark	0.4
Finland	0.1
France	2.9
Germany	1.8
Greece	0.0
Hong Kong	0.9
India	0.9
Indonesia	0.1
Ireland	0.5
Israel	0.4
Italy	0.3
Japan	4.2
Luxembourg	0.2
Malaysia	0.8
Marshall Islands	0.1
Mexico	0.0
Netherlands	1.5
Norway	1.5
Papua New Guinea	0.2
Philippines	0.1
Poland	0.2
Portugal	0.1
Russia	0.0
Singapore	0.1
South Africa	0.6
South Korea	1.9
Spain	0.6
Sweden	0.2
Switzerland	3.2
Taiwan	0.9
Thailand	0.0
Turkey	0.3
United Kingdom	5.7
United States	57.7
Short-Term Investments	2.7
Other Assets and Liabilities	(0.2)
Total	100.0%

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,299	$292	$1,007	$–
Banks	5,204	2,052	3,152	–
Capital Goods	5,490	4,179	1,311	–
Commercial and Professional Services	321	316	5	–
Consumer Durables and Apparel	1,857	806	1,051	–
Consumer Services	322	206	116	–
Diversified Financials	3,368	1,500	1,868	–
Energy	6,265	4,349	1,916	–
Food and Staples Retailing	1,394	535	859	–
Food, Beverage and Tobacco	7,170	4,915	2,255	–
Health Care Equipment and Services	2,525	2,186	339	–
Household and Personal Products	262	6	256	–
Insurance	2,594	1,199	1,395	–
Materials	3,902	2,121	1,781	–
Media	2,893	2,700	193	–
Pharmaceuticals, Biotechnology and Life Sciences	6,156	5,146	1,010	–
Real Estate	1,771	968	803	–
Retailing	4,531	3,838	693	–
Semiconductors and Semiconductor Equipment	1,738	1,192	546	–
Software and Services	5,695	5,398	227	70
Technology Hardware and Equipment	2,754	2,373	381	–
Telecommunication Services	2,398	1,444	954	–
Transportation	2,777	2,119	658	–
Utilities	3,200	1,962	1,238	–
Total	75,886	51,802	24,014	70
Exchange Traded Funds	299	299	–	–
Preferred Stocks	425	55	278	92
Warrants	2	2	–	–
Short-Term Investments	2,102	–	2,102	–
Total	$78,714	$52,158	$26,394	$162
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $541 were transferred from Level 1 to Level 2, and investments valued at $142 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Common Stocks	$71	$(515)	$514	†	$—	$—	$—	$—	$—	$70
Preferred Stocks	—	—	14	‡	—	78	—	—	—	92
Total	$71	$(515)	$528		$—	$78	$—	$—	$—	$162

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(2).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $14.

11

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.1%
Alternative Strategy Funds - 10.0%
9,002	The Hartford Alternative Strategies Fund, Class Y		$89,656

	Total alternative strategy fund
	(cost $91,183)		$89,656

Domestic Equity Funds - 41.6%
2,410	The Hartford Capital Appreciation Fund, Class Y		$112,492
7,522	The Hartford Dividend and Growth Fund, Class Y		188,042
2,210	The Hartford MidCap Value Fund, Class Y		36,415
1,395	The Hartford Small Company Fund, Class Y		36,279
			373,228
	Total domestic equity funds
	(cost $277,121)		$373,228

International/Global Equity Funds - 38.5%
10,848	The Hartford Emerging Markets Research Fund, Class Y		$88,954
11,171	The Hartford International Opportunities Fund, Class Y		188,676
4,212	The Hartford International Small Company Fund, Class Y		67,439
			345,069
	Total international/global equity funds
	(cost $301,546)		$345,069

Taxable Fixed Income Funds - 7.0%
7,009	The Hartford Strategic Income Fund, Class Y		$62,872

	Total taxable fixed income fund
	(cost $65,733)		$62,872

	Total investments in affiliated investment companies
	(cost $735,583)		$870,825

EXCHANGE TRADED FUNDS - 3.0%
1,040	Powershares DB Commodity Index Tracking Fund ●		$26,966

	Total exchange traded funds
	(cost $23,709)		$26,966

	Total long-term investments
	(cost $759,292)		$897,791

SHORT-TERM INVESTMENTS - 0.0%
Finance - 0.0%
444	JP Morgan Prime Money Market Fund		$444

	Total short-term investments
	(cost $444)		$444

	Total investments
	(cost $759,736) ▲	100.1%	$898,235
	Other assets and liabilities	(0.1)%	(912)
	Total net assets	100.0%	$897,323

1

The Hartford Growth Allocation Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $767,370 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$135,254
Unrealized Depreciation	(4,389)
Net Unrealized Appreciation	$130,865

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$870,825	$870,825	$–	$–
Exchange Traded Funds	26,966	26,966	–	–
Short-Term Investments	444	–	444	–
Total	$898,235	$897,791	$444	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.3%
	Biotechnology - 25.7%
54	Acorda Therapeutics, Inc. ●	$2,066
100	Algeta ASA ●	4,085
374	Alkermes plc ●	12,552
12	Alnylam Pharmaceuticals, Inc. ●	572
572	Anacor Pharmaceuticals, Inc. ●	4,377
458	Arena Pharmaceuticals, Inc. ●	3,181
24	Biogen Idec, Inc. ●	5,194
190	Celldex Therapeutics, Inc. ●	3,897
77	Cubist Pharmaceuticals, Inc. ●	4,824
804	Elan Corp. plc ADR ●	12,383
807	Exelixis, Inc. ●	4,093
531	Gilead Sciences, Inc. ●	32,609
156	Incyte Corp. ●	3,648
91	Infinity Pharmaceuticals, Inc. ●	1,933
211	Ironwood Pharmaceuticals, Inc. ●	2,579
31	Mallinckrodt plc ●	1,425
131	NPS Pharmaceuticals, Inc. ●	2,354
92	Onyx Pharmaceuticals, Inc. ●	12,132
25	Prosensa Holding N.V. ●	758
34	Puma Biotechnology, Inc. ●	1,733
59	Regeneron Pharmaceuticals, Inc. ●	15,825
566	Rigel Pharmaceuticals, Inc. ●	2,158
124	Seattle Genetics, Inc. ●	5,022
330	Tesaro, Inc. ●	11,260
86	Vertex Pharmaceuticals, Inc. ●	6,855
		157,515
	Drug Retail - 3.8%
179	CVS Caremark Corp.	11,025
241	Walgreen Co.	12,085
		23,110
	Health Care Distributors - 5.3%
203	Cardinal Health, Inc.	10,182
183	McKesson Corp.	22,473
		32,655
	Health Care Equipment - 18.4%
217	Abbott Laboratories	7,956
132	ABIOMED, Inc. ●	3,310
1,194	Boston Scientific Corp. ●	13,033
264	Covidien plc	16,289
272	Globus Medical, Inc. ●	4,553
103	Heartware International, Inc. ●	9,513
182	Hologic, Inc. ●	4,133
274	Medtronic, Inc.	15,158
231	Orthofix International N.V. ●	5,244
152	St. Jude Medical, Inc.	7,948
141	Stryker Corp.	9,928
306	Tornier N.V. ●	5,018
215	Volcano Corp. ●	4,297
79	Zimmer Holdings, Inc.	6,612
		112,992
	Health Care Facilities - 1.6%
137	HCA Holdings, Inc.	5,324
264	Health Management Associates, Inc. ●	3,560
267	NMC Health plc	1,204
		10,088
	Health Care Services - 0.2%
142	Al Noor Hospitals Group ●	1,509

	Health Care Supplies - 0.4%
55	Dentsply International, Inc.	2,350

	Health Care Technology - 0.9%
337	Allscripts Healthcare Solutions, Inc. ●	5,323

	Life Sciences Tools and Services - 2.6%
113	Agilent Technologies, Inc.	5,068
85	Covance, Inc. ●	7,046
56	MorphoSys AG ●	3,851
		15,965
	Managed Health Care - 9.6%
163	Aetna, Inc.	10,446
237	CIGNA Corp.	18,453
167	Qualicorp S.A. ●	1,212
394	UnitedHealth Group, Inc.	28,714
		58,825
	Pharmaceuticals - 24.3%
74	Actavis, Inc. ●	9,917
89	Almirall S.A.	1,166
59	Astellas Pharma, Inc.	3,155
89	AstraZeneca plc ADR	4,519
518	Bristol-Myers Squibb Co.	22,411
147	Cadence Pharmaceuticals, Inc. ●	1,097
303	Daiichi Sankyo Co., Ltd.	4,928
48	Dr. Reddy's Laboratories Ltd. ADR ●	1,804
122	Eisai Co., Ltd.	5,153
228	Eli Lilly & Co.	12,120
333	Forest Laboratories, Inc. ●	14,492
56	H. Lundbeck A/S	1,122
86	Johnson & Johnson	8,032
219	Medicines Co. ●	6,752
242	Merck & Co., Inc.	11,676
220	Mylan, Inc. ●	7,391
35	Ono Pharmaceutical Co., Ltd.	2,218
60	Optimer Pharmaceuticals, Inc. ●	755
22	Salix Pharmaceuticals Ltd. ●	1,596
465	Shionogi & Co., Ltd.	9,431
302	Teva Pharmaceutical Industries Ltd. ADR	11,987
104	UCB S.A.	5,972
282	Xenoport, Inc. ●	1,520
		149,214
	Research and Consulting Services - 1.5%
198	Quintiles Transnational Holdings ●	8,885

	Total common stocks (cost $407,294)	$578,431

	Total long-term investments (cost $407,294)	$578,431

SHORT-TERM INVESTMENTS - 5.3%
	Repurchase Agreements - 5.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,259, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $2,304)
$2,259	0.07%, 7/31/2013	$2,259

1

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 5.3% - (continued)
	Repurchase Agreements - 5.3% - (continued)
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $5,320,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$5,427)
$5,320	0.07%, 7/31/2013		$5,320
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,915, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,954)
1,915	0.09%, 7/31/2013		1,915
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,371, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $4,459)
4,371	0.07%, 7/31/2013		4,371
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,898, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $7,035)
6,898	0.06%, 7/31/2013		6,898
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $1,648, collateralized by
FHLMC 3.50% - 4.50%, 2026 - 2041,
FNMA 3.50% - 4.00%, 2040 - 2043, value
	of $1,681)
1,648	0.10%, 7/31/2013		1,648
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,402, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $3,470)
3,402	0.06%, 7/31/2013		3,402
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,396, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $6,524)
6,396	0.07%, 7/31/2013		6,396
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $15, collateralized by U.S. Treasury Note 2.38%, 2014, value of $16)
15	0.05%, 7/31/2013		15
			32,224
	Total short-term investments
	(cost $32,224)		$32,224

	Total investments
	(cost $439,518) ▲	99.6%	$610,655
	Other assets and liabilities	0.4%	2,518
	Total net assets	100.0%	$613,173

2

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $444,883 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$183,938
Unrealized Depreciation	(18,166)
Net Unrealized Appreciation	$165,772

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	12/20/2013	DEUT	$12,077	$12,062	$15

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$578,431	$538,472	$39,959	$–
Short-Term Investments	32,224	–	32,224	–
Total	$610,655	$538,472	$72,183	$–
Foreign Currency Contracts *	15	–	15	–
Total	$15	$–	$15	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $1,158 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford High Yield Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$920	0.00%, 12/25/2036 ■●	$–

	Total asset & commercial mortgage backed securities
	(cost $916)	$–

CORPORATE BONDS - 89.4%
	Accommodation and Food Services - 0.6%
	Caesars Entertainment Operating Co., Inc.
$1,160	8.50%, 02/15/2020	$1,080
	Wynn Las Vegas LLC
1,456	7.75%, 08/15/2020	1,638
		2,718
	Administrative Waste Management and Remediation - 1.7%
	Casella Waste Systems, Inc.
1,770	7.75%, 02/15/2019	1,717
	Equinix, Inc.
150	4.88%, 04/01/2020	148
895	5.38%, 04/01/2023	888
2,555	7.00%, 07/15/2021	2,798
	Iron Mountain, Inc.
2,631	7.75%, 10/01/2019	2,914
		8,465
	Arts, Entertainment and Recreation - 7.5%
	AMC Entertainment, Inc.
4,211	8.75%, 06/01/2019 ‡	4,558
939	9.75%, 12/01/2020	1,070
	Carlson Wagonlit B.V.
936	6.88%, 06/15/2019 ■	970
	CCO Holdings LLC
5,130	5.25%, 09/30/2022	4,784
1,640	7.25%, 10/30/2017	1,742
3,435	7.38%, 06/01/2020	3,701
780	8.13%, 04/30/2020	848
	Chester Downs & Marina LLC
196	9.25%, 02/01/2020 ■	194
	Cinemark USA, Inc.
370	5.13%, 12/15/2022	357
	Emdeon, Inc.
1,625	11.00%, 12/31/2019	1,857
	Gray Television, Inc.
3,375	7.50%, 10/01/2020	3,552
	Greektown Superholdings, Inc.
2,840	13.00%, 07/01/2015	2,989
	NAI Entertainment Holdings LLC
764	8.25%, 12/15/2017 ■	830
	NBC Universal Enterprise
1,980	5.25%, 12/19/2049 ■	1,960
	Regal Entertainment Group
336	5.75%, 02/01/2025	323
1,423	9.13%, 08/15/2018	1,572
	Sirius XM Radio, Inc.
65	4.25%, 05/15/2020 ■	60
180	4.63%, 05/15/2023 ■	166
3,120	5.25%, 08/15/2022 ■	3,019
	Univision Communications, Inc.
2,090	6.75%, 09/15/2022 ■	2,247
		36,799
	Beverage and Tobacco Product Manufacturing - 0.7%
	Constellation Brands, Inc.
380	4.25%, 05/01/2023	358
2,830	6.00%, 05/01/2022	3,057
		3,415
	Chemical Manufacturing - 2.9%
	Chemtura Corp.
140	5.75%, 07/15/2021	139
	Ferro Corp.
2,632	7.88%, 08/15/2018	2,744
	Hexion Specialty Chemicals
2,145	8.88%, 02/01/2018	2,231
	Hexion U.S. Finance Corp.
2,915	6.63%, 04/15/2020	2,981
	Ineos Group Holdings plc
6,140	6.13%, 08/15/2018 ■	5,986
		14,081
	Computer and Electronic Product Manufacturing - 2.3%
	CDW Escrow Corp.
4,570	8.50%, 04/01/2019	5,015
	CDW LLC/CDW Finance
79	8.00%, 12/15/2018	86
	Esterline Technologies Corp.
590	7.00%, 08/01/2020	637
	Freescale Semiconductor, Inc.
2,205	9.25%, 04/15/2018 ■	2,390
	NXP B.V./NXP Funding LLC
1,815	3.75%, 06/01/2018 ■	1,788
	ON Semiconductor Corp.
887	2.63%, 12/15/2026 ۞	1,021
	Sensata Technologies B.V.
520	4.88%, 10/15/2023 ■	502
		11,439
	Construction - 3.8%
	K Hovnanian Enterprises, Inc.
2,426	9.13%, 11/15/2020 ■	2,662
	KB Home
1,895	1.38%, 02/01/2019 ۞	1,927
1,635	7.50%, 09/15/2022	1,754
2,660	8.00%, 03/15/2020	2,966
	Lennar Corp.
3,630	4.75%, 12/15/2017	3,707
2,095	4.75%, 11/15/2022 ■	2,011
	M/I Homes, Inc.
543	3.00%, 03/01/2018	549
	Pulte Homes, Inc.
570	6.38%, 05/15/2033	526
1,523	7.88%, 06/15/2032	1,660
	Ryland Group, Inc.
705	5.38%, 10/01/2022	670
		18,432
	Fabricated Metal Product Manufacturing - 1.0%
	BOE Intermediate Holdings Corp.
1,820	9.00%, 11/01/2017 ■Þ	1,856

1

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Fabricated Metal Product Manufacturing - 1.0% - (continued)
	Masco Corp.
$1,430	5.85%, 03/15/2017	$1,555
795	5.95%, 03/15/2022	851
225	7.13%, 03/15/2020	255
	Ply Gem Industries, Inc.
534	9.38%, 04/15/2017	570
		5,087
	Finance and Insurance - 12.3%
	Ally Financial, Inc.
4,240	5.50%, 02/15/2017	4,483
	CIT Group, Inc.
2,674	5.50%, 02/15/2019 ■	2,804
2,260	6.63%, 04/01/2018 ■	2,497
	Community Choice Financial, Inc.
2,700	10.75%, 05/01/2019	2,579
	Credit Acceptance Corp.
311	9.13%, 02/01/2017	332
	Deutsche Bank AG
1,420	4.30%, 05/24/2028	1,290
	Fibria Overseas Finance Ltd.
1,118	7.50%, 05/04/2020 ■	1,224
	General Motors Financial Co., Inc.
1,175	2.75%, 05/15/2016 ■	1,171
605	3.25%, 05/15/2018 ■	591
	Ineos Finance plc
821	7.50%, 05/01/2020 ■	883
691	8.38%, 02/15/2019 ■	758
	ING US, Inc.
1,255	5.65%, 05/15/2053 ■	1,180
	Ladder Capital Finance Holdings LLC
2,830	7.38%, 10/01/2017 ■	2,922
	Lloyds Banking Group plc
3,485	7.88%, 11/01/2020 ■	3,687
	MPH International Holding 2
2,165	8.38%, 08/01/2018 ■	2,211
	National Money Mart Co.
2,270	10.38%, 12/15/2016	2,412
	Nationstar Mortgage LLC
835	6.50%, 08/01/2018	843
2,496	7.88%, 10/01/2020	2,677
	Nuveen Investments, Inc.
4,800	9.13%, 10/15/2017 ■	4,860
1,730	9.50%, 10/15/2020 ■	1,752
	Royal Bank of Scotland Group plc
4,255	6.13%, 12/15/2022	4,111
	SLM Corp.
1,735	6.25%, 01/25/2016	1,848
1,354	7.25%, 01/25/2022	1,435
1,655	8.45%, 06/15/2018	1,903
	Softbank Corp.
2,600	4.50%, 04/15/2020 ■	2,516
	TMX Finance LLC
4,880	8.50%, 09/15/2018 ■	5,026
	UBS AG Stamford CT
1,885	7.63%, 08/17/2022	2,097
		60,092
	Food Manufacturing - 0.5%
	Pinnacle Foods Finance LLC
2,695	4.88%, 05/01/2021 ■	2,527

	Furniture and Related Product Manufacturing - 0.1%
	Tempur-Pedic International, Inc.
410	6.88%, 12/15/2020 ■	435

	Health Care and Social Assistance - 7.3%
	Alere, Inc.
2,260	6.50%, 06/15/2020 ■	2,311
	Biomet, Inc.
2,605	6.50%, 08/01/2020 - 10/01/2020	2,702
	Community Health Systems, Inc.
1,685	5.13%, 08/15/2018	1,719
1,985	7.13%, 07/15/2020	2,032
	Exelixis, Inc.
1,200	4.25%, 08/15/2019 ۞	1,246
	Fresenius Medical Care U.S. Finance II, Inc.
2,045	5.88%, 01/31/2022 ■	2,157
	HCA Holdings, Inc.
1,735	6.25%, 02/15/2021	1,800
	HCA, Inc.
3,005	7.25%, 09/15/2020	3,287
5,641	7.50%, 11/15/2095	5,091
1,724	8.50%, 04/15/2019	1,866
	Health Management Associates, Inc.
2,562	7.38%, 01/15/2020	2,901
	Hologic, Inc.
2,925	2.00%, 03/01/2042 ۞	3,119
310	6.25%, 08/01/2020	328
	Radiation Therapy Services, Inc.
2,475	9.88%, 04/15/2017	1,720
	Savient Pharmaceuticals, Inc.
2,815	4.75%, 02/01/2018 ۞	530
	Tenet Healthcare Corp.
380	4.50%, 04/01/2021 ■	354
1,610	4.75%, 06/01/2020	1,546
	VPII Escrow Corp
1,010	6.75%, 08/15/2018 ■	1,066
		35,775
	Information - 19.4%
	Altice Financing S.A.
1,285	7.88%, 12/15/2019 ■	1,369
925	9.88%, 12/15/2020 ■	1,013
	DISH DBS Corp.
1,770	5.00%, 03/15/2023	1,659
3,655	5.88%, 07/15/2022	3,646
2,640	6.75%, 06/01/2021	2,798
3,997	7.88%, 09/01/2019	4,547
	First Data Corp.
1,525	6.75%, 11/01/2020 ■	1,592
4,945	7.38%, 06/15/2019 ■	5,192
4,595	8.25%, 01/15/2021 ■	4,802
	Harron Communications L.P.
1,540	9.13%, 04/01/2020 ■	1,702
	Hughes Satelite Systems Corp.
2,300	6.50%, 06/15/2019	2,444

2

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Information - 19.4% - (continued)
	Inmarsat Finance plc
$615	7.38%, 12/01/2017 ■	$647
	Intelsat Jackson Holdings S.A.
190	6.63%, 12/15/2022 ■	194
1,855	7.50%, 04/01/2021	2,020
3,109	8.50%, 11/01/2019	3,432
	Intelsat Luxembourg S.A.
640	6.75%, 06/01/2018 ■	669
6,900	7.75%, 06/01/2021 ■	7,262
	InterActiveCorp
255	4.75%, 12/15/2022	241
	Lawson Software, Inc.
880	9.38%, 04/01/2019	983
	Level 3 Escrow, Inc.
541	8.13%, 07/01/2019	587
	Level 3 Financing, Inc.
574	7.00%, 06/01/2020	595
4,355	10.00%, 02/01/2018	4,703
	MetroPCS Wireless, Inc.
3,340	7.88%, 09/01/2018	3,624
	Nara Cable Funding Ltd.
2,415	8.88%, 12/01/2018 ■	2,536
	NII Capital Corp.
2,420	7.63%, 04/01/2021	1,942
	NII International Telecom S.a.r.l.
2,565	7.88%, 08/15/2019 ■	2,462
600	11.38%, 08/15/2019 ■	658
	Paetec Holding Corp.
1,361	9.88%, 12/01/2018	1,528
	Softbrands, Inc.
1,840	11.50%, 07/15/2018	2,121
	Sprint Nextel Corp.
3,470	7.00%, 03/01/2020 ■	3,782
2,103	9.00%, 11/15/2018 ■	2,492
	Syniverse Holdings, Inc.
3,250	9.13%, 01/15/2019	3,510
	Unitymedia Hessen GmbH & Co.
4,445	5.50%, 01/15/2023 ■	4,323
	UPCB Finance III Ltd.
2,015	6.63%, 07/01/2020 ■	2,156
	UPCB Finance VI Ltd.
1,310	6.88%, 01/15/2022 ■	1,389
	Videotron Ltee
773	9.13%, 04/15/2018	812
	Wind Acquisition Finance S.A.
1,185	6.50%, 04/30/2020 ■	1,209
4,980	7.25%, 02/15/2018 ■	5,115
	Windstream Corp.
2,050	7.50%, 04/01/2023	2,096
1,045	7.75%, 10/15/2020	1,113
		94,965
	Machinery Manufacturing - 1.1%
	Case New Holland, Inc.
4,344	7.88%, 12/01/2017	5,093
	Weekley Homes LLC
395	6.00%, 02/01/2023 ■	395
		5,488
	Mining - 1.2%
	American Rock Salt Co. LLC
756	8.25%, 05/01/2018 ■	733
	FMG Resources Pty Ltd.
1,874	7.00%, 11/01/2015 ■	1,916
	Peabody Energy Corp.
3,140	6.00%, 11/15/2018	3,211
		5,860
	Miscellaneous Manufacturing - 1.0%
	BE Aerospace, Inc.
1,558	6.88%, 10/01/2020 ╦	1,694
	DigitalGlobe, Inc.
2,655	5.25%, 02/01/2021 ■	2,509
	TransDigm Group, Inc.
915	5.50%, 10/15/2020 ■	895
		5,098
	Nonmetallic Mineral Product Manufacturing - 1.1%
	Ardagh Packaging Finance plc
340	4.88%, 11/15/2022 ■	331
1,050	7.00%, 11/15/2020 ■	1,034
323	7.38%, 10/15/2017 ■	344
1,987	9.13%, 10/15/2020 ■	2,156
	Cemex S.A.B. de C.V.
1,085	3.75%, 03/15/2018	1,428
		5,293
	Other Services - 1.1%
	Service Corp. International
290	5.38%, 01/15/2022 ■	292
4,565	7.63%, 10/01/2018	5,238
		5,530
	Paper Manufacturing - 0.1%
	Clearwater Paper Corp.
540	4.50%, 02/01/2023	510

	Petroleum and Coal Products Manufacturing - 7.2%
	Antero Resources Finance Corp.
1,520	6.00%, 12/01/2020	1,528
2,555	7.25%, 08/01/2019	2,695
	Chesapeake Energy Corp.
3,528	2.50%, 05/15/2037 ۞	3,376
	Cobalt International Energy, Inc.
1,330	2.63%, 12/01/2019 ۞	1,489
	Continental Resources, Inc.
2,740	5.00%, 09/15/2022	2,754
	Denbury Resources, Inc.
2,035	4.63%, 07/15/2023	1,862
	Endeavour International Corp.
3,067	12.00%, 03/01/2018	3,136
	EPE Holding/EP Energy Bond
1,262	8.13%, 12/15/2017 ■Þ	1,293
	Everest Acquisition LLC
405	6.88%, 05/01/2019	433
3,865	9.38%, 05/01/2020	4,387
	Ferrellgas Partners L.P.
2,595	6.50%, 05/01/2021	2,621
	Harvest Operations Corp.
1,336	6.88%, 10/01/2017	1,473

3

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Petroleum and Coal Products Manufacturing - 7.2% - (continued)
	Newfield Exploration Co.
$1,000	5.63%, 07/01/2024	$1,000
214	5.75%, 01/30/2022	220
	Range Resources Corp.
1,160	5.00%, 08/15/2022	1,172
1,245	5.75%, 06/01/2021	1,317
	Rosetta Resources, Inc.
1,725	5.63%, 05/01/2021	1,725
1,487	9.50%, 04/15/2018	1,613
	Seadrill Ltd.
1,250	5.63%, 09/15/2017 ■	1,256
		35,350
	Pipeline Transportation - 1.9%
	El Paso Corp.
2,245	7.00%, 06/15/2017	2,501
1,243	7.80%, 08/01/2031	1,313
	Energy Transfer Equity L.P.
1,757	7.50%, 10/15/2020	1,979
	Kinder Morgan Finance Co.
2,025	6.00%, 01/15/2018 ■	2,198
	MarkWest Energy Partners L.P.
960	6.25%, 06/15/2022	1,027
		9,018
	Plastics and Rubber Products Manufacturing - 1.3%
	Associated Materials LLC
115	9.13%, 11/01/2017	124
815	9.13%, 11/01/2017 ■	879
	Continental Rubber of America Corp.
2,455	4.50%, 09/15/2019 ■	2,496
	Nortek, Inc.
1,575	8.50%, 04/15/2021	1,705
945	8.50%, 04/15/2021 ■	1,014
		6,218
	Printing and Related Support Activities - 0.3%
	Quebecor Media, Inc.
1,540	5.75%, 01/15/2023	1,505

	Professional, Scientific and Technical Services - 1.0%
	Lamar Media Corp.
1,035	7.88%, 04/15/2018	1,115
	SunGard Data Systems, Inc.
710	6.63%, 11/01/2019	737
2,615	7.38%, 11/15/2018	2,772
		4,624
	Real Estate and Rental and Leasing - 0.8%
	International Lease Finance Corp.
3,280	5.88%, 08/15/2022	3,337
	United Rental Financing Escrow Corp.
377	7.38%, 05/15/2020	416
	United Rentals North America, Inc.
190	7.63%, 04/15/2022	212
		3,965
	Real Estate, Rental and Leasing - 3.6%
	Air Lease Corp.
1,140	4.75%, 03/01/2020	1,129
2,851	6.13%, 04/01/2017	2,993
	CBRE Services, Inc.
2,665	5.00%, 03/15/2023	2,558
	Hertz Global Holdings, Inc.
890	5.88%, 10/15/2020	939
580	6.25%, 10/15/2022	615
	International Lease Finance Corp.
2,455	5.75%, 05/15/2016	2,587
3,710	5.88%, 04/01/2019	3,877
2,270	8.88%, 09/01/2017	2,633
		17,331
	Retail Trade - 5.3%
	99 Cents Only Stores
1,060	11.00%, 12/15/2019	1,198
	American Builders & Contractors Supply Co., Inc.
535	5.63%, 04/15/2021 ■	534
	AmeriGas Partners L.P.
2,266	6.25%, 08/20/2019	2,368
	ARAMARK Corp.
3,440	5.75%, 03/15/2020 ■	3,578
	Building Materials Corp.
2,001	7.50%, 03/15/2020 ■	2,151
	GRD Holding III Corp.
2,560	10.75%, 06/01/2019 ■	2,746
	J. C. Penney Co., Inc.
1,035	5.65%, 06/01/2020	834
955	6.38%, 10/15/2036	721
1,770	7.40%, 04/01/2037	1,372
185	7.95%, 04/01/2017	176
	Michaels Stores, Inc.
2,885	7.75%, 11/01/2018	3,127
	Party City Nextco Holdings
2,585	8.75%, 08/15/2019 ■	2,572
	PC Merger Sub, Inc.
2,395	8.88%, 08/01/2020 ■	2,622
	Sally Holdings LLC
985	5.75%, 06/01/2022	1,024
985	6.88%, 11/15/2019	1,079
		26,102
	Transportation Equipment Manufacturing - 0.5%
	Huntington Ingalls Industries, Inc.
2,065	7.13%, 03/15/2021	2,271

	Utilities - 1.8%
	AES (The) Corp.
2,915	8.00%, 10/15/2017	3,381
1,636	9.75%, 04/15/2016	1,914
	Dolphin Subsidiary II, Inc.
990	7.25%, 10/15/2021	1,025
	Texas Competitive Electric Co.
3,015	11.50%, 10/01/2020 ■	2,261
		8,581
	Total corporate bonds
	(cost $428,030)	$436,974

4

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.0%
	Finance and Insurance - 0.4%
	Asurion LLC
$1,980	07/08/2020 ◊☼	$1,937

	Information - 0.3%
	Alcatel-Lucent
975	6.25%, 06/29/2016	986
423	7.25%, 01/30/2019	431
		1,417
	Other Services - 0.5%
	Gardner Denver
2,615	07/30/2020 ◊☼	2,621

	Retail Trade - 1.1%
	EB Sports Corp.
3,694	11.50%, 12/31/2015 Þ	3,658
	J.C. Penney Co., Inc.
1,405	6.00%, 05/22/2018	1,412
		5,070
	Utilities - 0.7%
	Texas Competitive Electric Holdings Co. LLC
5,000	4.72%, 10/10/2017	3,506

	Total senior floating rate interests
	(cost $14,259)	$14,551

COMMON STOCKS - 0.1%
	Energy - 0.1%
104,555	KCA Deutag ⌂●†	$606

	Software and Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†	29

	Total common stocks
	(cost $1,417)	$635

PREFERRED STOCKS - 1.4%
	Diversified Financials - 1.1%
28	Citigroup Capital XIII	$770
179	GMAC Capital Trust I ۞	4,742
		5,512
	Software and Services - 0.0%
4	Stratus Technologies, Inc. ⌂†	67

	Telecommunication Services - 0.3%
23	Intelsat S.A., 5.75% ۞	1,333

	Total preferred stocks
	(cost $6,052)	$6,912

	Total long-term investments
	(cost $450,674)	$459,072

SHORT-TERM INVESTMENTS - 6.0%
Repurchase Agreements - 6.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,069, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $2,110)
$2,069	0.07%, 7/31/2013	$2,069
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $4,872,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$4,969)
4,872	0.07%, 7/31/2013	4,872
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,754, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,789)
1,754	0.09%, 7/31/2013	1,754
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,003, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $4,083)
4,003	0.07%, 7/31/2013	4,003
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,316, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $6,443)
6,316	0.06%, 7/31/2013	6,316
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $1,509,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $1,539)
1,509	0.10%, 7/31/2013	1,509
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,115, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $3,178)
3,115	0.06%, 7/31/2013	3,115
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,857, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $5,974)
5,857	0.07%, 7/31/2013	5,857

5

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 6.0% - (continued)
Repurchase Agreements - 6.0% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $14, collateralized by U.S. Treasury Note 2.38%, 2014, value of $14)
14	0.05%, 7/31/2013		14
			29,509
	Total short-term investments
	(cost $29,509)		$29,509

	Total investments
	(cost $480,183) ▲	99.9%	$488,581
	Other assets and liabilities	0.1%	254
	Total net assets	100.0%	$488,835

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $481,038 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,045
Unrealized Depreciation	(7,502)
Net Unrealized Appreciation	$7,543

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $702, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal. Non-income producing.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $156,342, which represents 32.0% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,532 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,009 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $29, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

6

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555	KCA Deutag	$1,417
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	$–
03/2010 - 07/2010	16	Stratus Technologies, Inc.	$–

At July 31, 2013, the aggregate value of these securities was $702, which represents 0.1% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.20	CBK	$6,750	5.00%	06/20/18	$405	$386	$(19)
CDX.NA.HY.20	JPM	6,750	5.00%	06/20/18	435	386	(49)
CDX.NA.HY.20	MSC	11,160	5.00%	06/20/18	407	638	231
Total					$1,247	$1,410	$163
Credit default swaps on single-name issues:
Buy protection:
Time Warner Cable, Inc.	BCLY	$2,165	(1.00)% / 1.93%	06/20/18	$(11)	$93	$104
Time Warner Cable, Inc.	GSC	1,720	(1.00)% / 1.93%	06/20/18	(9)	74	83
Time Warner Cable, Inc.	JPM	2,235	(1.00)% / 1.93%	06/20/18	(11)	96	107
Total					$(31)	$263	$294
					$1,216	$1,673	$457

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Buy	08/22/2013	BMO	$73	$74	$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
CAD	Canadian Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Distribution by Credit Quality
as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	1.1
Ba / BB	29.0
B	38.7
Caa / CCC or Lower	19.4
Unrated	4.2
Non-Debt Securities and Other Short-Term Instruments	7.5
Other Assets & Liabilities	0.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	635	–	–	635
Corporate Bonds	436,974	–	436,974	–
Preferred Stocks	6,912	6,845	–	67
Senior Floating Rate Interests	14,551	–	14,551	–
Short-Term Investments	29,509	–	29,509	–
Total	$488,581	$6,845	$481,034	$702
Credit Default Swaps *	525	–	525	–
Foreign Currency Contracts *	1	–	1	–
Total	$526	$–	$526	$–
Liabilities:
Credit Default Swaps *	68	–	68	–
Total	$68	$–	$68	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$878	$—	$(243	)*	$—	$—	$—	$—	$—	$635
Preferred Stocks	63	—	4	†	—	—	—	—	—	67
Total	$941	$—	$(239)		$—	$—	$—	$—	$—	$702

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(243).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $4.

9

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 4.2%
	Administrative Waste Management and Remediation - 0.1%
	ADS Waste Holdings, Inc.
$836	4.25%, 10/09/2019	$842

	Air Transportation - 0.2%
	AWAS Finance Luxembourg S.aár.l.
376	3.50%, 07/16/2018	378
	Delta Air Lines, Inc.
259	4.00%, 10/18/2018	260
	Delta Air Lines, Inc., Term Loan
2,469	4.25%, 04/20/2017	2,484
		3,122
	Apparel Manufacturing - 0.0%
	PVH Corp.
450	3.25%, 02/13/2020	452

	Arts, Entertainment and Recreation - 0.0%
	Penn National Gaming, Inc.
376	3.75%, 07/16/2018	377

	Chemical Manufacturing - 0.1%
	DuPont Performance Coatings, Inc.
100	4.75%, 02/01/2020	101
	Ineos US Finance LLC
1,307	4.00%, 05/04/2018	1,304
		1,405
	Computer and Electronic Product Manufacturing - 0.1%
	Freescale Semiconductor, Inc.
1,995	5.00%, 03/01/2020	2,014

	Educational Services - 0.0%
	Bright Horizons Family Solutions, Inc.
259	4.00%, 01/30/2020	260

	Finance and Insurance - 0.4%
	Asurion LLC
2,741	4.50%, 05/24/2019	2,736
	Chrysler Group LLC
973	4.25%, 05/24/2017	987
	Nuveen Investments, Inc.
500	4.19%, 05/13/2017	500
	Ocwen Financial Corp.
214	5.00%, 02/15/2018	217
	RPI Finance Trust
2,350	4.00%, 11/09/2018	2,362
	Walter Investment Management
135	5.75%, 11/28/2017 ☼	136
		6,938
	Food Manufacturing - 0.1%
	H.J. Heinz Co.
935	3.50%, 06/05/2020	944

	Food Services - 0.0%
	Wendy's International, Inc.
821	3.25%, 05/15/2019	823

	Health Care and Social Assistance - 0.8%
	Alkermes, Inc.
372	3.50%, 09/25/2019	372
	American Renal Holdings, Inc.
668	4.50%, 08/20/2019	660
	Aptalis Pharma, Inc.
2,206	5.50%, 02/10/2017	2,211
	Bausch & Lomb, Inc.
1,312	4.00%, 05/18/2019	1,311
	DaVita, Inc.
453	4.00%, 11/01/2019	455
	HCA, Inc.
2,000	2.94%, 05/01/2018	2,005
	Health Management Associates, Inc.
1,945	3.50%, 11/16/2018	1,949
	Hologic, Inc.
1,262	4.50%, 08/01/2019	1,266
	IMS Health, Inc.
242	3.75%, 09/01/2017	243
	MultiPlan, Inc.
1,675	4.00%, 08/26/2017	1,689
	Truven Health Analytics, Inc.
495	4.50%, 06/06/2019	497
	Warner Chilcott Corp., Term Loan B-1
170	4.25%, 03/15/2018	170
	Warner Chilcott Corp., Term Loan B-2
10	4.25%, 03/15/2018	10
	Warner Chilcott Corp., Term Loan B-3
134	4.25%, 03/15/2018	134
	Warner Chilcott plc
74	4.25%, 03/15/2018	74
		13,046
	Information - 1.1%
	Charter Communications Operating LLC
2,594	3.00%, 12/31/2020	2,581
	Emdeon, Inc.
454	3.75%, 11/02/2018	457
	First Data Corp.
515	4.19%, 09/24/2018	514
	Infor US, Inc.
1,220	5.25%, 04/05/2018	1,236
	Kronos, Inc.
1,045	4.50%, 10/30/2019	1,051
	Level 3 Financing, Inc.
401	4.75%, 08/01/2019	404
640	5.25%, 08/01/2019	644
	MISYS plc
1,742	7.25%, 12/12/2018	1,754
	Nine Entertainment Group Ltd.
369	3.50%, 02/05/2020	369
	Syniverse Holdings, Inc.
1,515	5.00%, 04/23/2019	1,521
	Telesat Canada
4,357	3.50%, 03/28/2019	4,369
	Univision Communications, Inc.
1,022	4.50%, 03/01/2020	1,026
	Virgin Media Finance plc
1,650	3.50%, 06/08/2020	1,648
	Windstream Corp.
139	3.50%, 01/23/2020	140
		17,714

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 4.2% - (continued)
	Media - 0.0%
	Gray Television, Inc.
$337	4.75%, 10/12/2019	$340

	Mining - 0.1%
	Arch Coal, Inc.
1,203	5.75%, 05/16/2018	1,193
	Fortescue Metals Group Ltd.
1,022	5.25%, 10/18/2017	1,030
		2,223
	Miscellaneous Manufacturing - 0.1%
	DigitalGlobe, Inc.
594	3.75%, 01/31/2020	598
	Reynolds Group Holdings, Inc.
1,092	4.75%, 09/28/2018	1,103
	TransDigm Group, Inc.
136	3.75%, 02/28/2020	136
		1,837
	Motor Vehicle and Parts Manufacturing - 0.1%
	Allison Transmission, Inc.
922	4.25%, 08/23/2019	928

	Other Services - 0.1%
	Rexnord LLC
2,201	3.75%, 04/01/2018	2,207

	Petroleum and Coal Products Manufacturing - 0.2%
	Everest Acquisition LLC
1,250	3.50%, 05/24/2018	1,250
	MEG Energy Corp.
871	3.75%, 03/31/2020	875
	Samson Investment Co.
510	6.00%, 09/25/2018	516
		2,641
	Plastics and Rubber Products Manufacturing - 0.2%
	Berry Plastics Group, Inc.
1,022	3.50%, 02/08/2020	1,021
	Goodyear (The) Tire & Rubber Co.
2,000	4.75%, 04/30/2019	2,014
		3,035
	Primary Metal Manufacturing - 0.0%
	Novelis, Inc.
387	3.75%, 03/10/2017	389

	Professional, Scientific and Technical Services - 0.1%
	Getty Images, Inc.
861	4.75%, 10/18/2019	861

	Retail Trade - 0.1%
	ARAMARK Corp.
400	4.00%, 09/09/2019	404
	Michaels Stores, Inc.
419	3.75%, 01/28/2020	420
	Neiman (The) Marcus Group, Inc.
165	4.00%, 05/16/2018	166
	Rite Aid Corp.
354	4.00%, 02/21/2020	356
		1,346
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
1,419	5.25%, 04/02/2019	1,430

	Utilities - 0.2%
	Calpine Corp.
1,216	4.00%, 10/09/2019	1,221
	Energy Transfer Equity L.P.
2,000	3.75%, 03/24/2017	2,017
	LSP Madison Funding LLC
252	5.50%, 06/28/2019	254
		3,492
	Total senior floating rate interests
	(cost $68,102)	$68,666

U.S. GOVERNMENT AGENCIES - 0.0%
	FNMA - 0.0%
$3	9.75%, 07/01/2020	$4
2	10.50%, 12/01/2018	2
		6
	GNMA - 0.0%
3	11.00%, 12/20/2015 - 12/20/2018	3

	Total U.S. government agencies
	(cost $9)	$9

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 96.1%
U.S. Treasury Securities - 96.1%
	U.S. Treasury Bonds - 25.9%
$2,575	0.63%, 02/15/2043 ◄╦‡		$2,164
55,441	0.75%, 02/15/2042 ◄		49,631
43,510	1.75%, 01/15/2028 ◄		54,220
25,730	2.00%, 01/15/2026 ◄		34,940
56,641	2.13%, 02/15/2040 - 02/15/2041 ◄		72,773
48,610	2.38%, 01/15/2025 - 01/15/2027 ◄		69,778
39,560	2.50%, 01/15/2029 ◄		52,837
5,000	3.63%, 04/15/2028 ◄		9,987
39,450	3.88%, 04/15/2029 ◄		80,353
			426,683
	U.S. Treasury Notes - 70.2%
454,140	0.13%, 04/15/2016 - 01/15/2023 ◄		473,757
34,125	0.38%, 07/15/2023 ◄		34,054
52,925	0.50%, 04/15/2015 ◄		58,454
83,300	0.63%, 07/15/2021 ◄		89,767
117,000	1.13%, 01/15/2021 ◄		134,422
15,215	1.25%, 07/15/2020 ◄		17,806
70,400	1.38%, 01/15/2020 ◄		83,295
30,325	1.63%, 01/15/2018 ◄		37,168
47,400	1.88%, 07/15/2015 - 07/15/2019 ◄		59,963
51,725	2.00%, 01/15/2016 ◄		65,417
17,255	2.13%, 01/15/2019 ◄		21,304
61,950	2.38%, 01/15/2017 ◄		79,777
			1,155,184
			1,581,867
	Total U.S. government securities
	(cost $1,622,237)		$1,581,867

	Total long-term investments
	(cost $1,690,348)		$1,650,542

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $382, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $389)
$382	0.07%, 7/31/2013		$382
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $899,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$917)
899	0.07%, 7/31/2013		899
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $324, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $330)
324	0.09%, 7/31/2013		324
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $739, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $753)
739	0.07%, 7/31/2013		739
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,165, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,189)
1,165	0.06%, 7/31/2013		1,165
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $278,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $284)
278	0.10%, 7/31/2013		278
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $575, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $586)
575	0.06%, 7/31/2013		575
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,081, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,102)
1,081	0.07%, 7/31/2013		1,081
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
2	0.05%, 7/31/2013		2
			5,445
	Total short-term investments
	(cost $5,445)		$5,445

	Total investments
	(cost $1,695,793) ▲	100.6%	$1,655,987
	Other assets and liabilities	(0.6)%	(9,213)
	Total net assets	100.0%	$1,646,774

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $1,696,814 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,917
Unrealized Depreciation	(59,744)
Net Unrealized Depreciation	$(40,827)

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $135 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.50% Fixed	CPURNSA 231.37	75,000	12/13/13	$–	$(221)	$(221)

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.1%
Ba / BB	2.1%
B	2.0
U.S. Government Agencies and Securities	96.1
Non-Debt Securities and Other Short-Term Instruments	0.3
Other Assets & Liabilities	(0.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Senior Floating Rate Interests	68,666	–	68,666	–
U.S. Government Agencies	9	–	9	–
U.S. Government Securities	1,581,867	130,248	1,451,619	–
Short-Term Investments	5,445	–	5,445	–
Total	$1,655,987	$130,248	$1,525,739	$–
Liabilities:
Interest Rate Swaps *	221	–	221	–
Total	$221	$–	$221	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $246,198 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford International Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0%
	Australia - 1.0%
670	Alumina Ltd.	$583
74	Seek Ltd.	629
		1,212
	Belgium - 1.5%
18	Anheuser-Busch InBev N.V.	1,758

	Canada - 3.8%
45	Methanex Corp.	2,154
165	Trican Well Service Ltd.	2,431
		4,585
	China - 3.2%
3,733	Greatview Aseptic Packaging Co., Ltd.	2,249
854	Guangdong Investment Ltd.	691
20	Tencent Holdings Ltd.	887
		3,827
	Colombia - 1.1%
77	Almacenes Exito S.A.	1,308

	Denmark - 3.0%
136	DSV A/S	3,553

	Finland - 2.6%
9	Kone Oyj Class B	696
137	Outotec Oyj	1,668
18	Sampo Oyj Class A	775
		3,139
	France - 14.1%
127	AXA S.A.	2,803
31	Bureau Veritas S.A.	926
15	Cie Generale d'Optique Essilor International S.A.	1,723
6	Dassault Systemes S.A.	831
77	Edenred	2,466
4	Pinault-Printemps-Redoute S.A.	996
65	Safran S.A.	3,790
10	Sanofi-Aventis S.A.	1,025
39	Vallourec S.A.	2,286
		16,846
	Germany - 7.6%
10	Adidas AG	1,119
16	Brenntag AG	2,557
7	Hugo Boss AG	765
9	MTU Aero Engines Holdings AG	795
21	SAP AG	1,569
56	Tom Tailor Holding AG ●	1,223
32	United Internet AG	1,059
		9,087
	Hong Kong - 5.1%
158	AAC Technologies Holdings, Inc.	735
654	AIA Group Ltd.	3,096
285	Samsonite International S.A.	779
167	Sands China Ltd.	904
238	Techtronic Industries Co., Ltd.	580
		6,094
	India - 2.3%
56	HCL Technologies Ltd.	867
168	ITC Ltd.	947
101	Sun Pharmaceutical Industries Ltd.	940
		2,754
	Ireland - 1.5%
53	Experian plc	995
10	Paddy Power plc	827
		1,822
	Israel - 1.4%
42	Teva Pharmaceutical Industries Ltd. ADR	1,687

	Italy - 2.4%
63	Salvatore Ferragamo Italia S.p.A.	2,165
125	Unicredit S.p.A.	680
		2,845
	Japan - 7.1%
62	Bridgestone Corp.	2,196
118	Daiichi Sankyo Co., Ltd.	1,925
111	Isuzu Motors Ltd.	787
35	Japan Tobacco, Inc.	1,229
529	Taiheyo Cement Corp.	1,779
20	Tokio Marine Holdings, Inc.	636
		8,552
	Malaysia - 1.9%
2,333	AirAsia Berhad	2,269

	Netherlands - 2.4%
12	ASML Holding N.V.	1,101
15	Heineken N.V.	1,031
33	Wolters Kluwer N.V.	791
		2,923
	Norway - 0.8%
44	Telenor ASA	970

	Panama - 1.8%
15	Copa Holdings S.A. Class A	2,111

	South Africa - 2.1%
103	Discovery Ltd.	927
420	Life Healthcare Group Holdings Pte Ltd.	1,530
		2,457
	Sweden - 3.4%
19	Assa Abloy Ab	852
87	Electrolux Ab Series B	2,525
27	SKF Ab Class B	756
		4,133
	Switzerland - 8.2%
19	Actelion Ltd.	1,232
16	Cie Financiere Richemont S.A.	1,584
21	Novartis AG	1,505
4	Partners Group	957
11	Roche Holding AG	2,730
2	Swatch Group AG	971
11	Swiss Re Ltd.	869
		9,848
	Taiwan - 2.6%
154	Delta Electronics, Inc.	747

1

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.0% - (continued)
	Taiwan - 2.6% - (continued)
707	Taiwan Semiconductor Manufacturing Co., Ltd.		$2,404
			3,151
	United Kingdom - 13.8%
129	Aberdeen Asset Management plc		757
92	Arm Holdings plc		1,232
89	Ashtead Group plc		959
31	British American Tobacco plc		1,652
94	Burberry Group plc		2,180
81	Compass Group plc		1,110
51	Diageo Capital plc		1,600
18	Intertek Group plc		840
12	Next plc		905
51	Persimmon plc		960
71	Prudential plc		1,265
17	Reckitt Benckiser Group plc		1,183
60	Rolls-Royce Holdings plc		1,065
17	Whitbread plc		848
			16,556
	United States - 2.3%
25	Amdocs Ltd.		943
15	Covidien plc		917
11	Wabco Holdings, Inc. ●		895
			2,755
	Total common stocks
	(cost $97,888)		$116,242

PREFERRED STOCKS - 0.8%
	Germany - 0.8%
22	ProSieben Sat.1 Media AG		$916

	Total preferred stocks
	(cost $774)		$916

	Total long-term investments
	(cost $98,662)		$117,158

SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $179, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $183)
$179	0.07%, 7/31/2013		$179
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $422,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $431)
422	0.07%, 7/31/2013		422
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $152, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $155)
152	0.09%, 7/31/2013		152
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $347, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $354)
347	0.07%, 7/31/2013		347
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $548, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $558)
548	0.06%, 7/31/2013		548
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $131, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $133)
131	0.10%, 7/31/2013		131
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $270, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $275)
270	0.06%, 7/31/2013		270
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $508, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $518)
508	0.07%, 7/31/2013		508
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2014, value of $1)
1	0.05%, 7/31/2013		1
			2,558
	Total short-term investments
	(cost $2,558)		$2,558

	Total investments
	(cost $101,220) ▲	99.9%	$119,716
	Other assets and liabilities	0.1%	178
	Total net assets	100.0%	$119,894
2

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $101,477 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,245
Unrealized Depreciation	(1,006)
Net Unrealized Appreciation	$18,239

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$1,212	$–	$1,212	$–
Belgium	1,758	–	1,758	–
Canada	4,585	4,585	–	–
China	3,827	–	3,827	–
Colombia	1,308	1,308	–	–
Denmark	3,553	–	3,553	–
Finland	3,139	–	3,139	–
France	16,846	–	16,846	–
Germany	9,087	–	9,087	–
Hong Kong	6,094	–	6,094	–
India	2,754	–	2,754	–
Ireland	1,822	827	995	–
Israel	1,687	1,687	–	–
Italy	2,845	–	2,845	–
Japan	8,552	–	8,552	–
Malaysia	2,269	–	2,269	–
Netherlands	2,923	–	2,923	–
Norway	970	–	970	–
Panama	2,111	2,111	–	–
South Africa	2,457	–	2,457	–
Sweden	4,133	–	4,133	–
Switzerland	9,848	–	9,848	–
Taiwan	3,151	–	3,151	–
United Kingdom	16,556	–	16,556	–
United States	2,755	2,755	–	–
Total	116,242	13,273	102,969	–
Preferred Stocks	916	–	916	–
Short-Term Investments	2,558	–	2,558	–
Total	$119,716	$13,273	$106,443	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $874 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

4

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.5%
	Austria - 0.7%
310	Erste Group Bank AG	$9,387

	Belgium - 4.2%
429	Anheuser-Busch InBev N.V.	41,283
331	Umicore S.A.	14,915
		56,198
	Brazil - 1.1%
1,129	Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,633
230	Mills Estruturas e Servicos de Engenharia S.A.	2,871
		14,504
	Canada - 3.3%
223	Canadian National Railway Co.	22,249
23	MEG Energy Corp. ●	706
200	Suncor Energy, Inc.	6,330
263	Tim Hortons, Inc.	15,210
		44,495
	China - 2.9%
6,120	China Construction Bank	4,563
3,548	China Pacific Insurance Co., Ltd.	11,860
996	ENN Energy Holdings Ltd.	5,513
14,066	Lenovo Group Ltd.	12,808
1,540	Shandong Weigao Group Medical Polymer Co., Ltd.	1,454
866	Sinopharm Medicine Holding Co., Ltd.	2,366
		38,564
	Finland - 0.5%
86	Kone Oyj Class B	6,376

	France - 16.5%
344	Accor S.A.	12,977
236	Air Liquide	31,357
1,507	AXA S.A.	33,219
454	BNP Paribas	29,429
90	Bureau Veritas S.A.	2,684
138	Cie Generale d'Optique Essilor International S.A.	15,429
332	Peugeot S.A.	4,241
742	Rexel S.A.	18,038
210	Safran S.A.	12,322
207	Sanofi-Aventis S.A.	21,637
315	Schneider Electric S.A.	25,062
59	Unibail Rodamco REIT	14,255
		220,650
	Germany - 2.8%
46	Brenntag AG	7,579
81	Continental AG	12,696
268	Deutsche Wohnen A.G.	4,723
190	Lanxess	11,897
		36,895
	Hong Kong - 2.8%
2,443	AIA Group Ltd.	11,562
2,623	Kunlun Energy Co., Ltd.	3,860
944	Link (The) REIT	4,607
4,373	MGM China Holdings Ltd.	12,602
963	Shanghai Fosun Pharmaceutical Co., Ltd. ●	1,681
4,928	Skyworth Digital Holdings Ltd.	2,512
		36,824
	India - 0.5%
821	ITC Ltd.	4,617
60	United Spirits Ltd.	2,342
		6,959
	Ireland - 0.8%
499	CRH plc	10,502

	Italy - 4.4%
356	Assicurazioni Generali S.p.A.	7,037
278	Banca Generali S.p.A.	6,987
4,397	Intesa Sanpaolo	8,388
1,019	Mediaset S.p.A.	4,451
6,853	Snam S.p.A.	32,389
		59,252
	Japan - 21.3%
818	AEON Co., Ltd.	11,238
89	AEON Mall Co., Ltd.	2,225
436	Aisin Seiki Co., Ltd.	17,288
788	Asahi Group Holdings Ltd.	20,065
1,074	Bank of Yokohama Ltd.	5,886
137	Daiichi Sankyo Co., Ltd.	2,221
58	Daito Trust Construction Co., Ltd.	5,342
259	Daiwa House Industry Co., Ltd.	4,757
310	Eisai Co., Ltd.	13,095
295	FamilyMart Co., Ltd.	13,030
187	Honda Motor Co., Ltd.	6,932
777	Japan Tobacco, Inc.	27,119
1,450	Mitsubishi Electric Corp.	14,061
4,820	Mitsubishi UFJ Financial Group, Inc.	29,899
303	Mitsui Fudosan Co., Ltd.	9,133
1,701	Nomura Holdings, Inc.	12,922
207	Nomura Research Institute Ltd.	6,762
247	Olympus Corp.	7,552
143	Omron Corp.	4,434
169	Ono Pharmaceutical Co., Ltd.	10,857
1,430	Rakuten, Inc.	19,283
1,290	T&D Holdings, Inc.	16,295
116	THK Co., Ltd.	2,424
661	Tokio Marine Holdings, Inc.	21,094
		283,914
	Malaysia - 0.2%
2,942	AirAsia Berhad	2,862

	Mexico - 0.5%
1,662	Fibra Uno Administracion S.A. REIT	5,309
800	Macquarie Mexico Real Estate Management S.A. de C.V. REIT	1,608
		6,917
	Netherlands - 1.1%
61	ASML Holding N.V.	5,472
289	NXP Semiconductors N.V. ●	9,448
		14,920
	Norway - 0.5%
165	Algeta ASA ●	6,747

1

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.5% - (continued)
	Panama - 0.4%
39	Copa Holdings S.A. Class A	$5,365

	Portugal - 1.1%
590	Galp Energia SGPS S.A.	9,427
1,266	Portugal Telecom SGPS S.A.	4,831
		14,258
	South Korea - 0.2%
3	Samsung Electronics Co., Ltd.	2,866

	Spain - 1.2%
1,137	Telefonica S.A. ●	16,253

	Sweden - 1.7%
495	Assa Abloy Ab	21,961

	Switzerland - 8.2%
109	Cie Financiere Richemont S.A.	10,632
4	Givaudan	5,206
618	Julius Baer Group Ltd.	28,113
11	Partners Group	2,792
187	Roche Holding AG	46,007
829	UBS AG	16,326
		109,076
	Taiwan - 1.8%
6,890	Taiwan Semiconductor Manufacturing Co., Ltd.	23,431

	United Kingdom - 15.0%
199	Al Noor Hospitals Group ●	2,118
364	AstraZeneca plc	18,466
2,642	BAE Systems plc	17,919
719	BG Group plc	12,969
3,683	BP plc	25,445
71	Derwent London plc REIT	2,602
850	Diageo Capital plc	26,632
1,983	Direct Line Insurance Group plc	6,842
309	Great Portland Est	2,608
711	Hammerson plc REIT	5,736
1,887	Kingfisher plc	11,415
11,293	Lloyds Banking Group plc ●	11,758
1,474	National Grid plc	17,621
688	NMC Health plc	3,103
1,585	Rexam plc	11,858
1,282	Rolls-Royce Holdings plc	22,864
		199,956
	United States - 0.8%
125	Carnival Corp.	4,632
99	Covidien plc	6,083
		10,715
	Total common stocks
	(cost $1,151,055)	$1,259,847

PREFERRED STOCKS - 2.0%
	Germany - 2.0%
268	ProSieben Sat.1 Media AG	$10,965
68	Volkswagen AG N.V.	16,071
		27,036
	Total preferred stocks
	(cost $25,879)	$27,036

EXCHANGE TRADED FUNDS - 1.9%
	United States - 1.9%
323	iShares MSCI EAFE	$19,517
454	iShares MSCI Japan ETF	5,093
		24,610
	Total exchange traded funds
	(cost $24,200)	$24,610

	Total long-term investments
	(cost $1,201,134)	$1,311,493

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,881, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $1,918)
$1,881	0.07%, 7/31/2013	$1,881
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $4,429,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$4,518)
4,429	0.07%, 7/31/2013	4,429
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,594, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,626)
1,594	0.09%, 7/31/2013	1,594
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,639, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $3,712)
3,639	0.07%, 7/31/2013	3,639
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,742, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $5,857)
5,742	0.06%, 7/31/2013	5,742

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Repurchase Agreements - 2.0% - (continued)
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $1,372,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $1,399)
$1,372	0.10%, 7/31/2013		$1,372
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,832, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $2,889)
2,832	0.06%, 7/31/2013		2,832
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,325, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $5,431)
5,325	0.07%, 7/31/2013		5,325
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $13, collateralized by U.S. Treasury Note 2.38%, 2014, value of $13)
13	0.05%, 7/31/2013		13
			26,827
	Total short-term investments
	(cost $26,827)		$26,827

	Total investments
	(cost $1,227,961) ▲	100.4%	$1,338,320
	Other assets and liabilities	(0.4)%	(4,755)
	Total net assets	100.0%	$1,333,565
3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $1,235,959 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$128,154
Unrealized Depreciation	(25,793)
Net Unrealized Appreciation	$102,361

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	08/06/2013	BCLY	$1,648	$1,650	$(2)
CAD	Sell	08/02/2013	DEUT	305	306	(1)
EUR	Buy	08/05/2013	GSC	4,672	4,662	(10)
EUR	Buy	08/01/2013	HSBC	3,036	3,047	11
EUR	Buy	08/02/2013	HSBC	5,075	5,093	18
EUR	Buy	08/01/2013	UBS	1,737	1,742	5
EUR	Sell	08/01/2013	CBK	705	707	(2)
GBP	Buy	08/02/2013	UBS	680	679	(1)
HKD	Sell	08/02/2013	GSC	1,984	1,984	–
JPY	Buy	08/02/2013	MSC	1,462	1,466	4
JPY	Sell	08/05/2013	UBS	1,201	1,200	1
						$23

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Index Abbreviations:
EAFE	Europe, Australasia and Far East

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

5

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,259,847	$108,979	$1,150,868	$–
Exchange Traded Funds	24,610	24,610	–	–
Preferred Stocks	27,036	–	27,036	–
Short-Term Investments	26,827	–	26,827	–
Total	$1,338,320	$133,589	$1,204,731	$–
Foreign Currency Contracts *	39	–	39	–
Total	$39	$–	$39	$–
Liabilities:
Foreign Currency Contracts *	16	–	16	–
Total	$16	$–	$16	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $6,202 were transferred from Level 1 to Level 2, and investments valued at $23,693 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.
6

The Hartford International Small Company Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Australia - 3.7%
233	Domino's Pizza Enterprises Ltd.	$2,429
325	Karoon Gas Australia Ltd. ●	1,652
326	NuFarm Ltd.	1,318
624	SAI Global Ltd.	2,127
119	Sims Metal Management Ltd.	954
373	Tox Free Solutions Ltd.	1,094
1,300	Transpacific Industries Group Ltd. ●	999
		10,573
	Austria - 3.1%
51	Andritz AG	2,776
30	Schoeller-Bleckmann Oilfield Equipment AG	3,513
208	Zumbotel AG	2,561
		8,850
	Belgium - 2.3%
46	CFE NPV	2,813
83	D'ieteren S.A.	3,786
		6,599
	Brazil - 0.6%
55	Arezzo Industria e Comercio S.A.	870
406	Magazine Luiza S.A. ●	926
		1,796
	Chile - 0.7%
92	Gategroup Holding AG ☼	2,092

	China - 0.6%
73	WuXi PharmaTech Cayman, Inc. ●	1,623

	Denmark - 2.6%
124	DSV A/S	3,251
90	H. Lundbeck A/S	1,809
16	Rockwool International A/S Class B	2,459
		7,519
	Finland - 0.7%
91	Tikkurila Oyj	1,990

	France - 5.8%
32	AtoS	2,397
58	Eurazeo	3,749
62	Groupe FNAC S.A.	1,399
53	Imerys S.A.	3,474
33	Vallourec S.A.	1,943
32	Wendel S.A.	3,672
		16,634
	Germany - 5.6%
40	ElringKlinger AG	1,469
55	Gildemeister	1,278
30	Grenke Leasing	2,732
28	KUKA AG	1,244
34	MTU Aero Engines Holdings AG	3,049
32	Osram Licht AG	1,229
30	Rheinmetall AG	1,376
65	STRATEC Biomedical AG	2,403
13	Wacker Chemie AG	1,236
		16,016
	Hong Kong - 1.7%
143	ASM Pacific Technology Ltd.	1,557
1,842	Microport Scientific Corp.	1,479
620	Shanghai Fosun Pharmaceutical Co., Ltd. ●	1,083
1,712	Sitoy Group Holdings Ltd.	686
		4,805
	Indonesia - 0.4%
835	Matahari Department Store Tbk ●	1,010

	Italy - 5.7%
138	Azimut Holding S.p.A.	3,109
2,887	Beni Stabili S.p.A.	1,872
80	Brunello Cucinelli S.p.A.	2,180
919	Immobiliare Grande Distribuzione REIT	967
183	Pirelli & Co. S.p.A.	2,398
73	Safilo Group S.p.A. ●	1,506
45	Salvatore Ferragamo Italia S.p.A.	1,531
97	Yoox S.p.A. ●	2,536
		16,099
	Japan - 31.8%
27	AEON Mall Co., Ltd.	683
425	Amada Co., Ltd.	3,049
159	Denyo Co., Ltd.	2,262
37	Don Quijote Co.	1,946
347	Ferrotec, Corp.	1,595
2	GLP J-REIT ●	2,002
231	Hitachi Metals Ltd.	2,773
87	Hoshizaki Electric Co., Ltd.	3,018
150	Hulic Co., Ltd.	1,794
33	IBJ Leasing Co., Ltd.	981
109	Ichiyoshi Securities Co., Ltd.	1,434
836	Ihi Corp.	3,517
39	Internet Initiative Japan, Inc.	1,332
53	Japan Petroleum Exploration Co., Ltd.	2,282
101	Kakaku.com, Inc.	3,510
230	Makino Milling Machine Co.	1,339
1	Message Co., Ltd.	1,905
320	Mitsubishi Gas Chemical Co.	2,366
617	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,157
227	Mori Seiki Co., Ltd.	2,933
110	Musashi Seimitsu Industry Co., Ltd.	2,779
290	Nihon Nohyaku Co., Ltd.	2,877
361	Nikkiso Co., Ltd.	4,524
89	Nippon Shinyaku Co., Ltd.	1,515
101	Nippon Shokubai Co., Ltd.	1,044
51	Pigeon Corp.	2,408
118	Pocket Card Co., Ltd.	876
30	Sanrio Co., Ltd.	1,437
93	Sega Sammy Holdings, Inc.	2,155
1,329	Shinsei Bank Ltd.	2,947
128	Shionogi & Co., Ltd.	2,603
222	Shizuoka Gas Co., Ltd.	1,559
83	Sumco Corp.	735
101	Sumisho Computer Systems Corp.	2,066
70	Tamron Co., Ltd.	1,404
131	Tenma Corp.	1,677
93	THK Co., Ltd.	1,928
173	Tokyo Tomin Bank Ltd.	1,785
22	Tsuruha Holdings, Inc.	1,986
78	Yamato Kogyo Co.	2,537
152	Yaskawa Electric Corp.	1,811

1

The Hartford International Small Company Fund

Schedule of Investments — (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Japan - 31.8% - (continued)
169	Yokogawa Electric Corp.	$2,188
56	Zenkoku Hosho Co., Ltd.	1,963
		90,682
	Luxembourg - 1.3%
170	AZ Electronic Materials S.A.	790
142	Reinet Investments S.A. ●	2,790
		3,580
	Mexico - 1.2%
670	Fibra Uno Administracion S.A. REIT	2,141
604	Grupo Sanborns S.A. de C.V.	1,404
		3,545
	Netherlands - 0.5%
173	USG People N.V.	1,287

	Norway - 1.8%
181	Kongsberg Gruppen ASA	3,393
119	Petroleum Geo-Services ASA	1,603
		4,996
	Russia - 0.7%
163	O'Key Group S.A. GDR ■	2,101

	Singapore - 0.5%
2,048	Indofood Agri Resources Ltd.	1,426

	South Korea - 2.0%
2	Amorepacific Corp.	1,946
5	CJ O Shopping Co., Ltd.	1,681
17	Green Cross Corp.	2,005
		5,632
	Switzerland - 5.2%
29	Aryzta AG	1,785
25	Dufry Group ●	3,311
343	Informa plc	2,738
3	Kuoni Reisen Holding AG	1,039
11	Partners Group	2,912
33	Tecan Group AG	3,165
		14,950
	United Kingdom - 19.4%
306	Babcock International Group plc	5,485
72	Berkeley (The) Group Holdings plc	2,486
701	Booker Group plc	1,409
199	Chemring Group plc	933
122	Concentric AB	1,440
143	De La Rue plc	2,154
1,338	Debenhams plc	2,207
850	Direct Line Insurance Group plc	2,934
225	Domino's Pizza Group plc	1,953
328	Elementis plc ‡	1,251
1,539	Hansteen Holdings plc REIT	2,198
835	Hays plc	1,311
133	Hunting plc	1,674
268	IG Group Holdings plc	2,351
203	James Fisher & Sons plc	3,236
70	Keller Group plc	1,182
158	Kier Group plc	3,557
378	Mears Group plc	2,311
543	Mothercare plc	3,456
265	Ophilr Energy plc ●	1,517
100	Persimmon plc	1,874
322	Savills plc	3,084
617	Thomas Cook Group plc	1,439
527	Tyman plc	1,869
66	Ultra Electronics Holdings plc	1,818
		55,129
	Total common stocks
	(cost $246,792)	$278,934

	Total long-term investments
	(cost $246,792)	$278,934

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $395, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $403)
$395	0.07%, 7/31/2013	$395
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $931,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $949)
931	0.07%, 7/31/2013	931
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $335, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $342)
335	0.09%, 7/31/2013	335
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $765, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $780)
765	0.07%, 7/31/2013	765
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,207, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,231)
1,207	0.06%, 7/31/2013	1,207
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $288, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $294)
288	0.10%, 7/31/2013	288
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $595, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $607)
595	0.06%, 7/31/2013	595

2

The Hartford International Small Company Fund

Schedule of Investments — (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Repurchase Agreements - 2.0% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,119, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,141)
$1,119	0.07%, 7/31/2013		$1,119
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			5,638
	Total short-term investments
	(cost $5,638)		$5,638

	Total investments
	(cost $252,430) ▲	99.9%	$284,572
	Other assets and liabilities	0.1%	199
	Total net assets	100.0%	$284,771

3

The Hartford International Small Company Fund

Schedule of Investments — (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $255,500 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$41,747
Unrealized Depreciation	(12,675)
Net Unrealized Appreciation	$29,072

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $2,101, which represents 0.7% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $122 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	08/06/2013	JPM	$122	$122	$–
EUR	Buy	08/05/2013	GSC	74	74	–
GBP	Sell	08/01/2013	UBS	25	25	–
GBP	Sell	08/02/2013	UBS	6	6	–
JPY	Buy	08/02/2013	MSC	180	180	–
JPY	Buy	08/01/2013	UBS	135	135	–
JPY	Sell	08/05/2013	UBS	61	61	–
MXN	Sell	08/05/2013	BCLY	251	250	1
MXN	Sell	08/02/2013	DEUT	62	62	–
SEK	Buy	08/05/2013	JPM	284	285	1
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso
SEK	Swedish Krona

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
REIT	Real Estate Investment Trust

4

The Hartford International Small Company Fund

Schedule of Investments — (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Currency Concentration of Securities
as of July 31, 2013

Percentage of
Description	Net Assets
Australian Dollar	3.7%
Brazilian Real	0.6
British Pound	20.1
Danish Kroner	2.6
Euro	24.7
Hong Kong Dollar	1.7
Indonesian New Rupiah	0.4
Japanese Yen	31.8
Mexican New Peso	1.2
Norwegian Krone	1.8
Republic of Korea Won	2.0
Singapore Dollar	0.5
Swedish Krona	0.5
Swiss Franc	5.0
United States Dollar	3.3
Other Assets and Liabilities	0.1
Total	100.0%

5

The Hartford International Small Company Fund

Schedule of Investments — (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$10,573	$–	$10,573	$–
Austria	8,850	–	8,850	–
Belgium	6,599	6,599	–	–
Brazil	1,796	1,796	–	–
Chile	2,092	2,092	–	–
China	1,623	1,623	–	–
Denmark	7,519	1,809	5,710	–
Finland	1,990	–	1,990	–
France	16,634	1,399	15,235	–
Germany	16,016	3,632	12,384	–
Hong Kong	4,805	686	4,119	–
Indonesia	1,010	–	1,010	–
Italy	16,099	2,839	13,260	–
Japan	90,682	–	90,682	–
Luxembourg	3,580	2,790	790	–
Mexico	3,545	3,545	–	–
Netherlands	1,287	–	1,287	–
Norway	4,996	3,393	1,603	–
Russia	2,101	2,101	–	–
Singapore	1,426	–	1,426	–
South Korea	5,632	1,946	3,686	–
Switzerland	14,950	–	14,950	–
United Kingdom	55,129	19,326	35,803	–
Total	278,934	55,576	223,358	–
Short-Term Investments	5,638	–	5,638	–
Total	$284,572	$55,576	$228,996	$–
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $8,292 were transferred from Level 1 to Level 2, and investments valued at $8,088 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford International Value Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.9%
	Australia - 5.0%
4	Australia & New Zealand Banking Group Ltd.	$110
9	National Australia Bank Ltd.	248
84	Westfield Retail Trust REIT	227
6	Westpac Banking Corp.	179
		764
	Belgium - 2.5%
4	Anheuser-Busch InBev N.V.	386

	Canada - 4.0%
2	Canadian National Railway Co.	173
5	CGI Group, Inc. Class A ●	186
6	Imperial Oil Ltd.	245
		604
	China - 1.9%
354	Guangdong Investment Ltd.	287

	France - 10.9%
5	BNP Paribas	344
2	Christian Dior	306
3	Compagnie De Saint-Gobain	160
3	Lafarge S.A.	179
4	Renault S.A.	290
4	Sanofi-Aventis S.A.	390
		1,669
	Germany - 4.3%
2	Continental AG	353
32	Infineon Technologies AG	280
4	Telefonica Deutschland Holdings ●	29
		662
	Hong Kong - 0.9%
193	Baoxin Automotive Group Ltd.	141

	Israel - 1.2%
3	Check Point Software Technologies Ltd. ADR ●	177

	Japan - 18.1%
5	Fuji Heavy Industries Ltd.	131
48	Isuzu Motors Ltd.	340
13	Japan Tobacco, Inc.	464
5	KDDI Corp.	288
50	Mitsubishi UFJ Financial Group, Inc.	311
23	Mitsubishi UFJ Lease & Finance Co., Ltd.	116
3	Nippon Telegraph & Telephone Corp.	141
28	Nissan Motor Co., Ltd.	287
2	SoftBank Corp.	114
9	Sumitomo Mitsui Financial Group, Inc.	425
13	Zeon Corp.	141
		2,758
	Netherlands - 1.2%
2	ASML Holding N.V.	186

	Norway - 2.0%
14	Telenor ASA	308

	Panama - 1.8%
2	Copa Holdings S.A. Class A	273

	Singapore - 0.9%
10	DBS Group Holdings Ltd.	131

	South Korea - 0.9%
–	Samsung Electronics Co., Ltd.	145

	Spain - 2.7%
17	Repsol S.A.	413

	Sweden - 2.9%
34	Nordea Bank Ab	437

	Switzerland - 7.0%
5	Novartis AG	365
2	Roche Holding AG	472
3	Swiss Re Ltd.	231
		1,068
	Taiwan - 0.7%
6	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	103

	United Kingdom - 24.0%
24	Amlin plc	147
4	Aon plc	297
4	AstraZeneca plc	203
9	Babcock International Group plc	160
37	Barclays Bank plc ADR	161
5	Berkeley (The) Group Holdings plc	174
42	BP plc	288
11	Diageo Capital plc	340
48	HSBC Holdings plc	540
2	Liberty Global plc ●	178
13	National Grid plc	151
12	Persimmon plc	232
8	Rolls-Royce Holdings plc	135
6	Standard Chartered plc	133
184	Taylor Wimpey plc	298
73	Vodafone Group plc	218
		3,655
	Total common stocks
	(cost $13,144)	$14,167

	Total long-term investments
	(cost $13,144)	$14,167

SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 5.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $54, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $55)
$54	0.07%, 7/31/2013	$54

1

The Hartford International Value Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 5.1% - (continued)
	Repurchase Agreements - 5.1% - (continued)
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $127,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
	- 2043, GNMA 3.00%, 2043, value of $130)
$127	0.07%, 7/31/2013		$127
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $46, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $47)
46	0.09%, 7/31/2013		46
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $105, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $107)
105	0.07%, 7/31/2013		105
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $165, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $168)
165	0.06%, 7/31/2013		165
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $40, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $40)
40	0.10%, 7/31/2013		40
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $81, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $83)
81	0.06%, 7/31/2013		81
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $153, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $156)
153	0.07%, 7/31/2013		153
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 2.38%, 2014, value of $-)
–	0.05%, 7/31/2013		–
			771
	Total short-term investments
	(cost $771)		$771

	Total investments
	(cost $13,915) ▲	98.0%	$14,938
	Other assets and liabilities	2.0%	300
	Total net assets	100 .0%	$15,238

2

The Hartford International Value Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $14,728 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$448
Unrealized Depreciation	(238)
Net Unrealized Appreciation	$210

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/02/2013	MSC	$73	$72	$(1)
CAD	Sell	08/06/2013	BCLY	171	171	–
EUR	Buy	08/02/2013	GSC	18	18	–
EUR	Buy	08/05/2013	GSC	33	33	–
GBP	Buy	08/05/2013	BOA	80	80	–
JPY	Sell	08/01/2013	UBS	76	76	–
SEK	Buy	08/05/2013	JPM	23	23	–
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Value Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

4

The Hartford International Value Fund
Schedule of Investments — (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$764	$–	$764	$–
Belgium	386	–	386	–
Canada	604	604	–	–
China	287	–	287	–
France	1,669	–	1,669	–
Germany	662	–	662	–
Hong Kong	141	–	141	–
Israel	177	177	–	–
Japan	2,758	–	2,758	–
Netherlands	186	–	186	–
Norway	308	–	308	–
Panama	273	273	–	–
Singapore	131	–	131	–
South Korea	145	–	145	–
Spain	413	–	413	–
Sweden	437	–	437	–
Switzerland	1,068	–	1,068	–
Taiwan	103	103	–	–
United Kingdom	3,655	475	3,180	–
Total	14,167	1,632	12,535	–
Short-Term Investments	771	–	771	–
Total	$14,938	$1,632	$13,306	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $405 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford MidCap Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles and Components - 2.7%
1,540	Allison Transmission Holdings, Inc.	$36,590
1,071	Harley-Davidson, Inc.	60,785
		97,375
	Banks - 3.9%
231	Cullen/Frost Bankers, Inc.	16,640
489	East West Bancorp, Inc.	15,072
784	First Republic Bank	33,882
623	M&T Bank Corp.	72,782
		138,376
	Capital Goods - 9.1%
665	IDEX Corp.	39,681
976	Jacobs Engineering Group, Inc. ●	57,799
990	Lennox International, Inc.	71,079
555	MSC Industrial Direct Co., Inc.	44,911
950	PACCAR, Inc.	53,442
426	Pall Corp.	29,780
338	Wabco Holdings, Inc. ●	26,709
		323,401
	Commercial and Professional Services - 7.9%
347	Clean Harbors, Inc. ●	19,596
1,000	Equifax, Inc. ●	63,229
1,015	Manpowergroup, Inc.	67,855
1,911	Robert Half International, Inc.	71,179
1,398	Waste Connections, Inc.	60,467
		282,326
	Consumer Durables and Apparel - 1.5%
58	NVR, Inc. ●	53,814

	Consumer Services - 0.9%
645	Weight Watchers International, Inc.	30,603

	Diversified Financials - 5.1%
383	Greenhill & Co., Inc.	19,288
859	Invesco Ltd.	27,637
330	LPL Financial Holdings, Inc.	12,559
472	Moody's Corp.	31,979
1,937	SEI Investments Co.	61,242
398	T. Rowe Price Group, Inc.	29,957
		182,662
	Energy - 10.2%
880	Atwood Oceanics, Inc. ●	49,601
263	Cabot Oil & Gas Corp.	19,977
1,692	Cobalt International Energy, Inc. ●	48,815
1,026	Consol Energy, Inc.	31,830
1,579	Denbury Resources, Inc. ●	27,629
474	Ensco plc	27,169
397	EQT Corp.	34,381
409	Oceaneering International, Inc.	33,202
226	Pioneer Natural Resources Co.	35,023
201	Range Resources Corp.	15,876
1,618	Superior Energy Services, Inc. ●	41,450
		364,953
	Food and Staples Retailing - 0.6%
240	PriceSmart, Inc.	21,810

	Food, Beverage and Tobacco - 1.5%
660	Molson Coors Brewing Co.	33,023
340	Monster Beverage Corp. ●	20,717
		53,740
	Health Care Equipment and Services - 5.4%
2,490	Allscripts Healthcare Solutions, Inc. ●	39,370
474	Catamaran Corp. ●	25,020
438	Community Health Systems, Inc.	20,152
410	LifePoint Hospitals, Inc. ●	20,151
1,043	Patterson Cos., Inc.	42,665
345	Sirona Dental Systems, Inc. ●	24,375
311	Universal Health Services, Inc. Class B	21,765
		193,498
	Insurance - 3.5%
118	Alleghany Corp. ●	47,529
93	Markel Corp. ●	49,167
692	W.R. Berkley Corp.	29,318
		126,014
	Materials - 2.1%
554	Packaging Corp. of America	29,814
128	Sherwin-Williams Co.	22,350
428	Silgan Holdings, Inc.	20,634
		72,798
	Media - 1.8%
473	AMC Networks, Inc. Class A ●	32,274
1,215	DreamWorks Animation SKG, Inc. ●	30,074
		62,348
	Pharmaceuticals, Biotechnology and Life Sciences - 14.1%
648	Actavis, Inc. ●	86,943
1,614	Alkermes plc ●	54,197
657	Cubist Pharmaceuticals, Inc. ●	40,939
381	Illumina, Inc. ●	30,435
1,156	Incyte Corp. ●	27,052
1,286	Ironwood Pharmaceuticals, Inc. ●	15,738
2,191	Mylan, Inc. ●	73,528
124	Onyx Pharmaceuticals, Inc. ●	16,290
73	Regeneron Pharmaceuticals, Inc. ●	19,702
392	Salix Pharmaceuticals Ltd. ●	28,969
895	Vertex Pharmaceuticals, Inc. ●	71,434
384	Waters Corp. ●	38,738
		503,965
	Retailing - 6.6%
760	Advance Automotive Parts, Inc.	62,701
1,152	CarMax, Inc. ●	56,488
502	HomeAway, Inc. ●	15,125
666	Joseph A. Bank Clothiers, Inc. ●	27,229
241	Tiffany & Co.	19,150
714	TripAdvisor, Inc. ●	53,555
		234,248
	Semiconductors and Semiconductor Equipment - 2.0%
1,273	Maxim Integrated Products, Inc.	36,419
1,091	NXP Semiconductors N.V. ●	35,610
		72,029
	Software and Services - 11.9%
406	ANSYS, Inc. ●	32,431
805	Autodesk, Inc. ●	28,501
284	Factset Research Systems, Inc.	30,980
320	FleetCor Technologies, Inc. ●	28,746
299	Gartner, Inc. Class A ●	17,971

1

The Hartford MidCap Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Software and Services - 11.9% - (continued)
4,328	Genpact Ltd.		$88,245
820	Micros Systems, Inc. ●		39,941
263	ServiceNow, Inc. ●		11,459
257	Teradata Corp. ●		15,193
2,391	Vantiv, Inc. ●		62,380
486	VeriSign, Inc. ●		23,239
499	WEX, Inc. ●		43,362
			422,448
	Technology Hardware and Equipment - 4.0%
438	Amphenol Corp. Class A		34,396
277	FEI Co.		21,427
1,189	National Instruments Corp.		33,508
1,878	Trimble Navigation Ltd. ●		53,610
			142,941
	Transportation - 2.1%
486	C.H. Robinson Worldwide, Inc.		29,004
788	Expeditors International of Washington, Inc.		31,778
185	J.B. Hunt Transport Services, Inc.		13,894
			74,676
	Utilities - 2.3%
343	Northeast Utilities		15,213
1,142	UGI Corp.		47,966
425	Wisconsin Energy Corp.		18,493
			81,672
	Total common stocks
	(cost $2,654,386)		$3,535,697

	Total long-term investments
	(cost $2,654,386)		$3,535,697

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,550, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $1,581)
$1,550	0.07%, 7/31/2013		$1,550
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $3,651, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $3,724)
3,651	0.07%, 7/31/2013		3,651
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,314, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $1,341)
1,314	0.09%, 7/31/2013		1,314
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,000, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $3,060)
3,000	0.07%, 7/31/2013		3,000
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,733, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $4,828)
4,733	0.06%, 7/31/2013		4,733
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $1,131,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $1,153)
1,131	0.10%, 7/31/2013		1,131
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,334, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $2,381)
2,334	0.06%, 7/31/2013		2,334
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,389, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $4,477)
4,389	0.07%, 7/31/2013		4,389
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $11, collateralized by U.S. Treasury Note 2.38%, 2014, value of $11)
11	0.05%, 7/31/2013		11
			22,113
	Total short-term investments
	(cost $22,113)		$22,113

	Total investments
	(cost $2,676,499) ▲	99.8%	$3,557,810
	Other assets and liabilities	0.2%	5,654
	Total net assets	100.0%	$3,563,464

2

The Hartford MidCap Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $2,689,468 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$915,085
Unrealized Depreciation	(46,743)
Net Unrealized Appreciation	$868,342

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,535,697	$3,535,697	$–	$–
Short-Term Investments	22,113	–	22,113	–
Total	$3,557,810	$3,535,697	$22,113	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Banks - 7.9%
147	BankUnited, Inc.	$4,437
153	Comerica, Inc.	6,509
258	EverBank Financial Corp.	4,009
209	First Midwest Bancorp, Inc.	3,188
75	Iberiabank Corp.	4,404
117	Popular, Inc. ●	3,842
181	Zions Bancorporation	5,359
		31,748
	Capital Goods - 15.6%
76	AGCO Corp.	4,269
209	Barnes Group, Inc.	6,901
73	Chicago Bridge & Iron Co. N.V.	4,355
27	Dover Corp.	2,295
78	Esterline Technologies Corp. ●	6,330
69	Hubbell, Inc. Class B	7,364
145	KBR, Inc.	4,539
103	Moog, Inc. Class A ●	5,798
113	Pentair Ltd.	6,908
169	Rexel S.A.	4,118
20	Teledyne Technologies, Inc. ●	1,628
106	WESCO International, Inc. ●	8,025
		62,530
	Consumer Durables and Apparel - 5.3%
24	Harman International Industries, Inc.	1,471
81	Lennar Corp.	2,744
245	Newell Rubbermaid, Inc.	6,620
2,078	Samsonite International S.A.	5,688
137	Toll Brothers, Inc. ●	4,503
		21,026
	Diversified Financials - 1.8%
144	LPL Financial Holdings, Inc.	5,477
76	PHH Corp. ●	1,722
182	Solar Cayman Ltd. ⌂■●†	13
		7,212
	Energy - 7.0%
304	Cobalt International Energy, Inc. ●	8,774
45	Japan Petroleum Exploration Co., Ltd.	1,913
135	Newfield Exploration Co. ●	3,331
282	Ocean Rig UDW, Inc. ●	4,804
151	QEP Resources, Inc.	4,610
298	Trican Well Service Ltd.	4,393
		27,825
	Food, Beverage and Tobacco - 3.8%
86	Bunge Ltd. Finance Corp.	6,514
67	Dr. Pepper Snapple Group	3,131
196	Ebro Foods S.A.	4,229
19	Ingredion, Inc.	1,297
		15,171
	Health Care Equipment and Services - 4.2%
28	AmerisourceBergen Corp.	1,602
253	Brookdale Senior Living, Inc. ●	7,353
156	Health Management Associates, Inc. Class A●	2,106
96	Wellcare Health Plans, Inc. ●	5,828
		16,889
	Insurance - 9.9%
57	Argo Group International Holdings Ltd.	2,538
119	Hanover Insurance Group, Inc.	6,400
144	Principal Financial Group, Inc.	6,244
132	Reinsurance Group of America, Inc.	8,957
293	Unum Group	9,255
196	XL Group plc	6,141
		39,535
	Materials - 8.0%
112	Cabot Corp.	4,606
99	Celanese Corp.	4,739
83	Louisiana-Pacific Corp. ●	1,356
199	Methanex Corp. ADR	9,509
88	Owens-Illinois, Inc. ●	2,615
136	Packaging Corp. of America	7,337
234	Rexam plc	1,753
		31,915
	Media - 1.0%
237	Interpublic Group of Cos., Inc.	3,897

	Pharmaceuticals, Biotechnology and Life Sciences - 3.7%
564	Almirall S.A.	7,412
57	Ono Pharmaceutical Co., Ltd.	3,634
67	UCB S.A.	3,886
		14,932
	Real Estate - 5.5%
133	American Assets Trust, Inc. REIT	4,319
154	Blackstone Mortgage Trust, Inc. REIT	3,886
134	Equity Lifestyle Properties, Inc. REIT	5,161
223	Forest City Enterprises, Inc. Class A ●	3,900
137	Hatteras Financial Corp. REIT	2,746
41	Plum Creek Timber Co., Inc. REIT	2,015
		22,027
	Retailing - 3.1%
2,375	Buck Holdings L.P. ⌂●†	253
111	GNC Holdings, Inc.	5,875
117	Men's Wearhouse, Inc.	4,664
24	Ross Stores, Inc.	1,619
		12,411
	Semiconductors and Semiconductor Equipment - 7.6%
191	Avago Technologies Ltd.	6,988
18	Maxim Integrated Products, Inc.	500
268	Microsemi Corp. ●	6,601
141	NXP Semiconductors N.V. ●	4,617
230	Skyworks Solutions, Inc. ●	5,527
366	Teradyne, Inc. ●	6,040
		30,273
	Software and Services - 3.9%
217	Booz Allen Hamilton Holding Corp.	4,633
100	Check Point Software Technologies Ltd. ADR ●	5,637
150	Verint Systems, Inc. ●	5,356
		15,626
	Technology Hardware and Equipment - 3.0%
175	Arrow Electronics, Inc. ●	7,966
70	SanDisk Corp. ●	3,853
		11,819

1

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	Transportation - 1.3%
246	Delta Air Lines, Inc. ●		$5,217

	Utilities - 5.1%
90	Alliant Energy Corp.		4,757
123	Great Plains Energy, Inc.		2,975
150	UGI Corp.		6,278
127	Westar Energy, Inc.		4,249
49	Wisconsin Energy Corp.		2,139
			20,398
	Total common stocks
	(cost $314,079)		$390,451

	Total long-term investments
	(cost $314,079)		$390,451

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $496, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $506)
$496	0.07%, 7/31/2013		$496
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $1,169, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $1,192)
1,169	0.07%, 7/31/2013		1,169
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $421, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $429)
421	0.09%, 7/31/2013		421
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $961, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $980)
961	0.07%, 7/31/2013		961
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,516, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,546)
1,516	0.06%, 7/31/2013		1,516
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $362, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $369)
362	0.10%, 7/31/2013		362
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $748, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $763)
748	0.06%, 7/31/2013		748
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,405, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,434)
1,405	0.07%, 7/31/2013		1,405
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			7,081
	Total short-term investments
	(cost $7,081)		$7,081

	Total investments
	(cost $321,160) ▲	99 .5%	$397,532
	Other assets and liabilities	0 .5%	1,850
	Total net assets	100 .0%	$399,382

2

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $324,131 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$81,213
Unrealized Depreciation	(7,812)
Net Unrealized Appreciation	$73,401

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $266, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$259
03/2007	182	Solar Cayman Ltd. - 144A	53

At July 31, 2013, the aggregate value of these securities was $266, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	08/02/2013	DEUT	$18	$18	$—
EUR	Buy	08/01/2013	UBS	25	25	—
EUR	Sell	08/05/2013	GSC	8	8	—
EUR	Sell	08/02/2013	HSBC	36	36	—
HKD	Sell	08/02/2013	GSC	25	25	—
JPY	Sell	08/05/2013	UBS	9	9	—
						$—

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$390,451	$357,552	$32,633	$266
Short-Term Investments	7,081	–	7,081	–
Total	$397,532	$357,552	$39,714	$266
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$3,624	$(40)	$625	*	$—	$—	$(3,943)	$—	$—	$266
Total	$3,624	$(40)	$625		$—	$—	$(3,943)	$—	$—	$266

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(2,797).

4

The Hartford Money Market Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 12.7%
Finance and Insurance - 12.7%
	Commercial Banking - 9.1%
	Bank of Tokyo Mitsubishi Ltd.
$5,000	0.17%, 09/25/2013	$5,000
5,500	0.19%, 09/25/2013	5,500
5,600	0.24%, 09/04/2013	5,600
	Sumitomo Mitsui Banking Corp.
7,000	0.21%, 09/26/2013	7,000
7,000	0.23%, 08/06/2013	7,000
	Svenska Handelsbanken
10,000	0.20%, 10/03/2013	10,000
6,500	0.24%, 08/22/2013	6,500
		46,600
	Depository Credit Banking - 2.7%
	Bank of Nova Scotia
8,500	0.17%, 10/09/2013	8,500
	Toronto-Dominion Bank New York
5,500	0.28%, 09/13/2013 Δ	5,500
		14,000
	International Trade Financing (Foreign Banks) - 0.9%
	Royal Bank of Canada
4,500	0.32%, 08/04/2014 Δ	4,500

	Total certificates of deposit
	(cost $65,100)	$65,100

COMMERCIAL PAPER - 30.3%
Beverage and Tobacco Product Manufacturing - 0.8%
	Beverage Manufacturing - 0.8%
	Coca Cola Co.
$4,100	0.10%, 08/22/2013	$4,100

Finance and Insurance - 23.7%
	Captive Auto Finance - 1.2%
	Toyota Motor Credit Corp.
6,000	0.22%, 08/16/2013	5,999

	Commercial Banking - 9.7%
	Nordea Bank AB
5,750	0.19%, 10/11/2013	5,748
4,250	0.20%, 09/17/2013	4,249
	Nordea North America
4,500	0.21%, 08/13/2013	4,499
	Old Line Funding LLC
10,750	0.18%, 08/19/2013	10,749
	State Street Corp.
12,250	0.17%, 09/09/2013	12,248
	U.S. Bank
6,125	0.12%, 08/08/2013	6,125
6,125	0.14%, 09/10/2013	6,124
		49,742
	Depository Credit Banking - 2.7%
	Bank of Nova Scotia
5,250	0.23%, 10/02/2013	5,248
	Toronto Dominion Bank
4,250	0.15%, 09/18/2013	4,249

	Wells Fargo Bank NA
4,500	0.14%, 08/19/2013	4,500
		13,997
	International Trade Financing (Foreign Banks) - 5.3%
	Export Development Canada
12,000	0.10%, 09/26/2013	11,998
	Kreditanstalt fuer Wiederaufbau
15,000	0.14%, 09/26/2013 ■	14,997
		26,995
	Nondepository Credit Banking - 2.8%
	General Electric Capital Corp.
4,500	0.13%, 10/09/2013	4,499
5,250	0.18%, 08/26/2013	5,249
4,500	0.20%, 08/30/2013	4,499
		14,247
	Securities and Commodity Contracts and Brokerage - 2.0%
	JP Morgan Chase & Co.
10,250	0.17%, 08/01/2013	10,250

		121,230
Health Care and Social Assistance - 1.6%
	Pharmaceutical and Medicine Manufacturing - 1.6%
	Merck & Co., Inc.
8,000	0.12%, 09/23/2013	7,999

Retail Trade - 1.9%
	Other General Merchandise Stores - 1.9%
	Wal-Mart Stores, Inc.
4,500	0.07%, 08/13/2013 ■	4,500
5,000	0.10%, 09/24/2013 ■	4,999
		9,499
Soap, Cleaning Compound and Toilet Manufacturing - 2.3%
	Soap, Cleaning Compound and Toilet Manufacturing - 2.3%
	Procter & Gamble Co.
7,000	0.09%, 08/12/2013 ■	7,000
5,000	0.10%, 09/05/2013	4,999
		11,999
	Total commercial paper
	(cost $154,827)	$154,827

CORPORATE NOTES - 6.6%
Finance and Insurance - 6.6%
	Depository Credit Banking - 1.2%
	Wells Fargo Bank NA
$3,000	0.32%, 08/20/2014 Δ	$3,000
3,000	0.37%, 08/22/2014 Δ	3,000
		6,000
	Insurance Carriers - 1.1%
	MetLife Global Funding I
5,500	0.47%, 01/07/2014 ■ Δ	5,500

1

The Hartford Money Market Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 6.6% - (continued)
Finance and Insurance - 6.6% - (continued)
	International Trade Financing (Foreign Banks) - 3.4%
	International Bank for Reconstruction & Development
$12,000	0.09%, 09/26/2013		$11,999
5,750	0.10%, 09/24/2013		5,749
			17,748
	Securities and Commodity Contracts and Brokerage - 0.9%
	JP Morgan Chase Bank
4,500	0.35%, 07/07/2014 Δ		4,500

			33,748
	Total corporate notes
	(cost $33,748)		$33,748

FOREIGN GOVERNMENT OBLIGATIONS - 8.9%
	Canada - 8.9%
	British Columbia (Province of)
$11,000	0.09%, 09/12/2013		$10,999
8,750	0.11%, 09/05/2013		8,749
	Ontario (Province of)
8,750	0.15%, 09/20/2013		8,748
	Quebec (Province of)
10,000	0.14%, 10/10/2013		9,997
7,000	0.16%, 09/16/2013		6,999
			45,492
	Total foreign government obligations
	(cost $45,492)		$45,492

OTHER POOLS AND FUNDS - 0.0%
–	JP Morgan U.S. Government Money Market Fund		$–

	Total other pools and funds
	(cost $–)		$–

REPURCHASE AGREEMENTS - 6.4%
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $32,952, collateralized by U.S. Treasury Note 1.50%, 2016, value of $33,611)
$32,952	0.05% dated 07/31/2013		$32,952

	Total repurchase agreements
	(cost $32,952)		$32,952

U.S. GOVERNMENT AGENCIES - 13.5%
	FHLMC - 7.9%
$21,410	0.06%, 09/09/2013		$21,408
13,250	0.07%, 09/12/2013 - 09/25/2013 ●		13,249
5,750	0.11%, 08/05/2013		5,750
			40,407

	FNMA - 5.6%
10,000	0.03%, 09/26/2013		10,000
18,700	0.07%, 09/11/2013 - 09/16/2013		18,698
			28,698

	Total U.S. government agencies
	(cost $69,105)		$69,105

U.S. GOVERNMENT SECURITIES - 22.0%
	Other Direct Federal Obligations - 7.8%
	FHLB
$8,000	0.06%, 08/09/2013		$8,000
25,950	0.07%, 09/13/2013 - 09/18/2013		25,948
6,000	0.11%, 08/07/2013		6,000
			39,948
	U.S. Treasury Bills - 11.3%
15,000	0.05%, 09/26/2013		14,999
15,000	0.06%, 09/19/2013		14,999
15,000	0.07%, 09/30/2013		15,001
12,500	0.11%, 08/15/2013		12,503
			57,502
	U.S. Treasury Notes - 2.9%
15,000	0.08%, 10/15/2013		15,013

	Total U.S. government securities
	(cost $112,463)		$112,463

	Total investments
	(cost $513,687) ▲	100.4%	$513,687
	Other assets and liabilities	(0.4)%	(1,835)
	Total net assets	100.0%	$511,852

2

The Hartford Money Market Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 21.6% of total net assets at July 31, 2013.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $36,996, which represents 7.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$65,100	$–	$65,100	$–
Commercial Paper	154,827	–	154,827	–
Corporate Notes	33,748	–	33,748	–
Foreign Government Obligations	45,492	–	45,492	–
Other Pools and Funds	–	–	–	–
Repurchase Agreements	32,952	–	32,952	–
U.S. Government Agencies	69,105	–	69,105	–
U.S. Government Securities	112,463	–	112,463	–
Total	$513,687	$–	$513,687	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

3

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.2%
	Alabama - 0.8%
	Mobile, AL, Industrial Development Board Pollution, Alabama Power Co
$2,540	1.65%, 06/01/2034	$2,547

	Arizona - 1.5%
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	259
	Pima County, AZ, Industrial DA Education Rev Obligor: Legacy Traditional Charter School
1,460	8.50%, 07/01/2039	1,589
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,291
		5,139
	California - 10.3%
	California State Communities DA Rev
955	0.97%, 04/01/2036 Δ	722
1,000	5.63%, 10/01/2032	978
	California State GO
4,985	6.50%, 04/01/2033 ‡	5,832
	California State Health Fac FA Rev
700	5.00%, 07/01/2043	791
	California State Public Works Board Lease Rev
2,000	5.25%, 10/01/2023	2,231
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,127
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,247
	Irvine, CA, Emprovement Bond Act
1,065	4.00%, 09/02/2016	1,131
	Los Angeles, CA, Airport Rev
1,500	5.00%, 01/01/2032	1,420
	Port of Oakland, CA, GO
1,500	5.00%, 05/01/2023 - 05/01/2026	1,570
	San Bernardino City CA Unif School Dist GO
1,150	5.00%, 08/01/2021	1,313
	San Buenaventura, CA, Obligor: Community Memorial Health System
1,000	7.50%, 12/01/2041	1,131
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,393
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,621
500	6.50%, 08/01/2023	549
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,496
	Santa Margarita CA Water Dist Special Tax
500	4.25%, 09/01/2021	490
1,000	5.00%, 09/01/2022 - 09/01/2023	1,009
	Twin Rivers CA Unif School Dist Cops
3,000	3.45%, 07/01/2037	3,028
	Ventura County, CA, Public Auth Lease Rev
1,000	5.00%, 11/01/2038	1,003
		34,082
	Colorado - 1.9%
	Adams County School Dist No 14, GO
1,000	5.00%, 12/01/2023	1,164
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
630	5.00%, 12/01/2026	476
	Colorado State Health Fac Auth Rev
1,500	5.25%, 11/15/2035	1,553
	Denver, CO, City & County Special Fac Airport Rev
1,000	5.00%, 11/15/2018	1,130
2,000	5.25%, 10/01/2032	1,852
		6,175
	Connecticut - 2.7%
	Bridgeport, CT, GO
860	4.00%, 08/15/2014	887
	Connecticut State DA Pollution Control Rev
2,315	1.55%, 05/01/2031	2,333
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,311
2,250	7.75%, 01/01/2043	2,304
	Hartford, CT, GO
1,850	5.00%, 04/01/2026	2,001
		8,836
	District of Columbia - 1.2%
	Metropolitan Washington, DC, Airport Auth System Rev
3,450	5.00%, 10/01/2020 - 10/01/2022	3,919

	Florida - 7.9%
	Florida Village Community Development Dist No 8
2,325	6.38%, 05/01/2038	2,621
	Greater Orlando, FL, Aviation Auth
4,340	5.00%, 10/01/2021 - 10/01/2024	4,841
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	142
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	1,970
	Hillsborough Country, Florida School Board
630	5.00%, 07/01/2031	672
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,145
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,067
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,831
	Lee County, FL, School Board
1,000	4.00%, 08/01/2016	1,080
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ●	175
	Miami-Dade County, FL, Aviation Rev
3,500	5.00%, 10/01/2024 - 10/01/2026	3,645
	Miami-Dade County, FL, Health Fac Auth
1,000	6.00%, 08/01/2030	1,086

1

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.2% - (continued)
	Florida - 7.9% - (continued)
	Orange County, FL, School Board
$2,130	5.00%, 08/01/2026	$2,274
	River Bend Community Development Dist, Capital Improvement Rev
1,755	0.00%, 11/01/2015 ●	404
		25,953
	Georgia - 1.6%
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,173
	Dekalb Newton & Gwinnett Counties, GA, Joint DA
1,500	6.00%, 07/01/2034	1,622
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,538
		5,333
	Illinois - 7.9%
	Aurora, IL, Tax Increment Rev
905	6.75%, 12/30/2027	914
	Chicago, IL, O'Hare International Airport Rev
835	5.00%, 01/01/2014 - 01/01/2015	865
1,000	5.25%, 01/01/2027	1,016
2,210	6.00%, 01/01/2017	2,257
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	0.00%, 03/01/2037 ●	87
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,483
	Illinois FA Rev, Silver Cross Hospital & Medicine
3,000	5.50%, 08/15/2030	3,050
	Illinois State FA Rev
4,010	4.00%, 06/01/2047	3,064
1,000	5.00%, 08/15/2043	1,010
	Illinois State FA Rev Obligor: The Admiral at the Lake
1,045	6.00%, 05/15/2017	1,047
	Illinois State GO
1,085	4.00%, 08/01/2014	1,119
1,500	5.00%, 01/01/2022	1,593
1,500	5.25%, 01/01/2021	1,647
	Illinois State Sales Tax Rev
2,000	6.50%, 06/15/2022	2,384
	Illinois State Unemployment Insurance Fund Rev
2,500	5.00%, 06/15/2019 - 12/15/2019	2,684
	Metropolitan Pier & Exposition Auth, IL
5,000	5.90%, 12/15/2032 ○	1,687
		25,907
	Indiana - 0.6%
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	2,004

	Kentucky - 1.0%
	Louisville & Jefferson County, KY
1,710	1.65%, 10/01/2033 Δ	1,717
	Louisville & Jefferson County, KY, Metropolitan Government Rev
1,515	5.00%, 12/01/2023	1,691
		3,408
	Louisiana - 3.0%
	LA, Tobacco Settlement Financing Corp
2,500	5.00%, 05/15/2026	2,620
	Louisiana State Office Fac Corp Lease Rev
3,925	5.00%, 11/01/2021	4,442
	New Orleans, LA, Aviation Board
2,500	6.00%, 01/01/2023	2,801
		9,863
	Massachusetts - 2.0%
	Massachusetts St Health & Education Facs Auth Rev
1,000	5.00%, 07/01/2016	1,080
	Massachusetts State Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,395
	Massachusetts State Health & Education FA Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,586
	Massachusetts State PA
455	4.00%, 07/01/2022	475
1,035	5.00%, 07/01/2021 - 07/01/2023	1,164
		6,700
	Michigan - 3.0%
	Kent, MI, Hospital FA
4,000	6.00%, 07/01/2035	4,146
	Michigan State Public Educational FA Rev, Limited Obligation Chandler Park Academy
2,025	6.35%, 11/01/2028	2,035
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039	2,407
	Wayne County, MI, Airport Auth Rev
1,275	5.00%, 12/01/2015	1,392
		9,980
	Mississippi - 0.9%
	Mississippi State Business Fin Corp
3,000	1.63%, 12/01/2040	2,955

	Missouri - 1.8%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	64
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	3,865
	St Loius, MO, Bi-State Development Agency
2,000	4.75%, 10/01/2052 ☼	1,908
		5,837
	Nebraska - 0.4%
	Washington County, NE, Wastewater Solid Waste Disposal Facilities Rev
1,245	1.38%, 09/01/2030	1,243

	Nevada - 2.9%
	Clark County, NV, School Dist GO
1,625	5.00%, 06/15/2020	1,753
	Mesquite, NV, Special Improvement Dist 07-01
455	6.00%, 08/01/2027	415
	Nevada St Natural Resources, GO
1,110	5.00%, 03/01/2026	1,232

2

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.2% - (continued)
	Nevada - 2.9% - (continued)
	Nevada St Open Space Parks & Cultural Res, GO
$2,860	5.00%, 06/01/2026	$3,181
	Nevada State GO
2,500	5.00%, 08/01/2019	2,924
		9,505
	New Jersey - 4.0%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,146
	New Jersey State Econ DA
2,000	4.88%, 09/15/2019	1,972
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,650
	New Jersey State Housing & Mortgage FA
1,945	4.50%, 10/01/2030	1,989
	New Jersey State Int Turnpike Auth Rev
3,000	5.00%, 01/01/2025	3,296
		13,053
	New Mexico - 1.4%
	Los Alamos County, NM, Tax Improvement Rev
3,000	5.88%, 06/01/2027	3,638
	Montecito Estates, NM, Public Improvement Dist
950	7.00%, 10/01/2037	949
		4,587
	New York - 8.7%
	Metropolitan Transportation Auth, NY, Rev
2,100	5.00%, 11/15/2020	2,432
	New York & New Jersey PA
2,000	5.00%, 12/01/2023	2,111
	New York City, NY, Environmental Facilities Corp
2,000	2.75%, 07/01/2017	2,031
	New York State Dormitory Auth
1,670	5.00%, 03/15/2022	1,923
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
1,500	6.13%, 12/01/2029	1,587
	New York State Thruway Auth
2,000	5.00%, 01/01/2019 - 03/15/2021	2,317
	New York State Urban Development Corp Rev
1,000	5.00%, 03/15/2026	1,117
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,656
	New York, NY, IDA Terminal One Group Assoc Proj AMT
2,000	5.50%, 01/01/2024	2,132
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,207
	TSASC, Inc NY
2,500	5.00%, 06/01/2034	1,938
	Ulster County, NY, IDA
1,750	6.00%, 09/15/2037	1,150
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,000	6.00%, 09/15/2027	2,002
	Ulster County, NY, Industrial Development Agency Obligor: Kingston Regional Senior Living Corp
2,000	6.00%, 09/15/2042	1,310
	Yonkers, NY, GO
885	3.00%, 08/15/2019	906
		28,819
	North Carolina - 1.2%
	North Carolina Eastern Municipal Power
1,325	4.00%, 01/01/2020	1,435
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,564
	North Carolina State Medical Care Commission Obligor: Galloway Ridge, Inc
1,000	6.00%, 01/01/2039	1,004
		4,003
	Ohio - 3.2%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,218
	Buckeye, OH, Tobacco Settlement FA
4,580	6.00%, 06/01/2042	3,525
	Cultural Sports Fac Building Projects
2,115	5.00%, 04/01/2023	2,414
	Ohio State Cultural Sports Fac Building Projects
1,235	5.00%, 04/01/2020	1,428
	Ohio State Hospital Fac Rev
880	5.50%, 01/01/2039	935
		10,520
	Oregon - 0.9%
	Oregon State Health & Science University Rev
2,500	5.00%, 07/01/2020 - 07/01/2022	2,847

	Other U.S. Territories - 0.3%
	Guam Government Power Auth Rev
1,000	5.00%, 10/01/2030	1,024

	Pennsylvania - 3.6%
	Allegheny County, PA, Industrial DA Charter School
1,190	6.75%, 08/15/2035	1,242
	Pennsylvania State GO
1,000	7.00%, 07/15/2028	1,123
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,580
	Pennsylvania State Turnpike Commission Rev
1,335	6.00%, 06/01/2028	1,503
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	831
800	6.50%, 04/01/2034	884
	Pittsburgh, PA, School Dist GO
2,325	5.00%, 09/01/2021 - 09/01/2023	2,625
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2019	1,063
		11,851

3

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 96.2% - (continued)
	Rhode Island - 1.0%
	Cranston, RI GO
$1,415	5.00%, 07/01/2019		$1,588
	Rhode Island ST & Providence Plantations
1,500	4.00%, 10/01/2018		1,647
			3,235
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●		934

	South Dakota - 0.4%
	South Dakota State Education Enhancement
1,000	5.00%, 06/01/2026		1,097
	South Dakota State Housing DA
185	6.13%, 05/01/2033		186
			1,283
	Texas - 10.6%
	Brazos Harbor, TX, Industrial Development Corp
1,500	5.90%, 05/01/2038		1,561
	Clifton, TX, Higher Education Fin Corp
2,000	8.75%, 02/15/2028		2,204
	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp
2,000	6.15%, 01/01/2016		1,986
	Frisco ISD GO
2,210	4.00%, 08/15/2016		2,418
	Grand Parkway Transportation Corp TX System Toll Rev
4,000	2.00%, 10/01/2017 ☼		4,031
	Harris County, TX, Cultural Education Fin Corp Rev
1,625	5.00%, 12/01/2026		1,728
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
60	6.13%, 09/01/2029		64
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037		59
	Midland TX ISD, GO
1,000	5.00%, 02/15/2025		1,130
	North, TX, Tollway Auth Rev
2,995	5.00%, 01/01/2022		3,408
	San Antonio, TX, Airport System Rev
1,985	5.00%, 07/01/2023		2,192
	Texas Private Activity Surface Transportation, LBJ Infrastructure Group
1,000	7.00%, 06/30/2040		1,137
	Texas State Private Activity Surface Transportation
3,000	6.88%, 12/31/2039		3,366
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037		3,486
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040		2,230
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035		602
	Wylie TX ISD, GO
3,500	1.55%, 08/15/2018 ○		3,210
			34,812
	Vermont - 0.2%
	Vermont State Econ DA Waste
900	4.75%, 04/01/2036 ■		862

	Virginia - 1.6%
	Norfolk, VA, Redev & Housing Auth Rev Obligor: Fort Norfolk Retirement Community, Inc
1,005	6.13%, 01/01/2035		971
	Virginia State Small Business FA Rev Obligor: Hamptons Road Pronton Beam Therapy
2,000	9.00%, 07/01/2039		2,188
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038		1,999
			5,158
	Washington - 4.6%
	Grant County, WA, Utility Dist #2
3,730	5.00%, 01/01/2022 - 01/01/2023		4,151
	King County, WA, Public Hospital GO
3,000	7.25%, 12/01/2038		3,067
	King County, WA, School Dist 405, GO
1,950	5.00%, 12/01/2017 ‡		2,255
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037		3,782
	Washington State, Health Care Fac Auth
1,650	5.00%, 10/01/2042		1,843
			15,098
	West Virginia - 0.7%
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041		2,393

	Wisconsin - 2.1%
	Wisconsin State GO
2,685	5.75%, 05/01/2033		2,991
1,295	6.00%, 05/01/2036		1,458
	Wisconsin State Health & Educational Fac Auth Rev
2,465	5.25%, 08/15/2024		2,538
			6,987
	Total municipal bonds
	(cost $311,479)		$316,852

	Total long-term investments
	(cost $311,479)		$316,852

SHORT-TERM INVESTMENTS - 4.9%
	Investment Pools and Funds - 4.9%
$16,236	JP Morgan Tax Free Money Market Fund		$16,236

	Total short-term investments
	(cost $16,236)		$16,236

	Total investments
	(cost $327,715) ▲	101.1%	$333,088
	Other assets and liabilities	(1.1)%	(3,728)
	Total net assets	100.0%	$329,360

4

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $2,866, which represents 0.9% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,016 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
AMT	Alternative Minimum Tax
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.3%
Aa / AA	21.0
A	36.9
Baa / BBB	12.9
Ba / BB	4.9
B	3.7
Unrated	13.5
Non-Debt Securities and Other Short-Term Instruments	4.9
Other Assets & Liabilities	(1.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	316,852	–	316,852	–
Short-Term Investments	16,236	16,236	–	–
Total	$333,088	$16,236	$316,852	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

6

The Hartford Quality Bond Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.2%
Finance and Insurance - 27.4%
	Captive Auto Finance - 7.0%
	Ally Automotive Receivables Trust
$60	3.38%, 09/15/2017 ■	$61
	Ally Master Owner Trust
250	1.72%, 07/15/2019	249
	American Credit Acceptance Receivables
230	1.64%, 11/15/2016 ■	230
	AmeriCredit Automobile Receivables Trust
60	2.76%, 05/09/2016 ‡	61
250	3.38%, 04/09/2018 ‡	256
250	4.98%, 01/08/2018 ‡	263
	CarMax Automotive Owner Trust
65	3.96%, 06/15/2016	67
	Residential Funding Mortgage Securities
212	5.75%, 01/25/2036 ‡	173
	Santander Drive Automotive Receivables Trust
150	2.50%, 12/15/2015 ‡	151
153	2.90%, 05/16/2016 ‡	155
100	3.82%, 08/15/2017 ‡	102
		1,768
	Real Estate Credit (Mortgage Banking) - 20.4%
	Bear Stearns Commercial Mortgage Securities, Inc.
205	4.67%, 06/11/2041 ‡	216
	CFC LLC
77	1.65%, 07/17/2017 ■	77
	Commercial Mortgage Pass-Through Certificates
230	5.12%, 06/10/2044 ‡	246
	First Horizon Mortgage Pass-Through Trust
281	2.52%, 08/25/2037 Δ	226
	First Investors Automotive Owner Trust
150	2.47%, 05/15/2018 ■	151
	FREMF Mortgage Trust
153	3.61%, 11/25/2046 ■‡Δ	148
200	4.69%, 10/25/2030 ■Δ	204
	Goldman Sachs Mortgage Securities Corp. II
230	3.38%, 05/10/2045 ‡	228
450	5.98%, 08/10/2045 ‡Δ	501
	Greenwich Capital Commercial Funding Corp.
241	5.44%, 03/10/2039 ‡Δ	267
	GSR Mortgage Loan Trust
231	2.73%, 04/25/2036 Δ	191
	HLSS Servicer Advance Receivables Backed Notes
210	1.99%, 10/15/2045 ■	211
	Indymac Index Mortgage Loan Trust
118	2.96%, 06/25/2036 ‡Δ	85
93	5.33%, 08/25/2036 ‡Δ	90
	JP Morgan Chase Commercial Mortgage Security
210	4.07%, 11/15/2043 ■	220
	LB-UBS Commercial Mortgage Trust
90	5.37%, 09/15/2039 ‡Δ	99
	Morgan Stanley Dean Witter Capital I
109	1.81%, 03/25/2033 ‡Δ	101
	Residential Accredit Loans, Inc.
293	3.77%, 09/25/2035 ‡Δ	235
	RFMSI Trust
234	3.18%, 09/25/2035 ‡Δ	214
282	3.37%, 02/25/2036 ‡Δ	240
	Springleaf Mortgage Loan Trust
200	2.31%, 06/25/2058 ■	192
155	3.52%, 12/25/2065 ■	149
	Washington Mutual Mortgage Pass-Through
50	0.35%, 02/25/2037 ‡Δ	33
228	5.50%, 03/25/2035	204
	Wells Fargo Mortgage Backed Securities Trust
189	2.63%, 10/25/2036 Δ	169
265	2.64%, 10/25/2036 ‡Δ	228
259	3.09%, 10/25/2036 ‡Δ	229
		5,154
		6,922
Transportation Equipment Manufacturing - 0.8%
	Other Transportation Equipment Manufacturing - 0.8%
	TAL Advantage LLC
216	2.83%, 02/22/2038 ■	210

	Total asset & commercial mortgage backed securities
	(cost $7,157)	$7,132

U.S. GOVERNMENT AGENCIES - 66.3%
	FHLMC - 4.9%
$3,700	1.67%, 08/25/2040 ►	$298
2,250	1.81%, 11/25/2040 ‡Δ	269
210	3.50%, 08/15/2041 ☼	211
450	4.00%, 08/15/2039 ☼	467
		1,245
	FNMA - 45.5%
3,110	2.50%, 08/12/2027 - 08/15/2043 ☼	3,084
495	2.71%, 12/01/2027	442
372	2.95%, 01/01/2028	340
2,350	3.00%, 08/15/2028 - 08/19/2042 ☼	2,308
2,205	3.50%, 08/15/2025 - 08/15/2041 ☼	2,239
1,555	4.00%, 03/01/2041 - 08/15/2043 ☼	1,620
1,124	4.50%, 08/01/2041 - 08/01/2043 ☼	1,193
270	5.50%, 08/01/2043 ☼	294
		11,520
	GNMA - 15.9%
800	3.50%, 08/15/2041 ☼	814
400	4.00%, 08/15/2039 - 08/15/2040 ☼	418
659	4.50%, 08/15/2040 - 09/20/2041 ☼	702
158	5.50%, 04/15/2039 - 08/15/2039	174

1

The Hartford Quality Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 66.3% - (continued)
	GNMA - 15.9% - (continued)
$1,728	6.00%, 07/15/2037 - 09/15/2040		$1,903
			4,011
	Total U.S. government agencies
	(cost $16,951)		$16,776

	Total long-term investments
	(cost $24,108)		$23,908

SHORT-TERM INVESTMENTS - 54.3%
Repurchase Agreements - 54.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $964, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $983)
$964	0.07%, 7/31/2013		$964
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $2,270,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$2,316)
2,270	0.07%, 7/31/2013‡		2,270
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $817, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $834)
817	0.09%, 7/31/2013		817
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,866, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $1,903)
1,866	0.07%, 7/31/2013		1,866
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,944, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $3,002)
2,944	0.06%, 7/31/2013‡		2,944
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $703, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $717)
703	0.10%, 7/31/2013		703
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,452, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $1,481)
1,452	0.06%, 7/31/2013		1,452
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,729, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $2,784)
2,729	0.07%, 7/31/2013‡		2,729
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $7, collateralized by U.S. Treasury Note 2.38%, 2014, value of $7)
7	0.05%, 7/31/2013		7
			13,752
	Total short-term investments
	(cost $13,752)		$13,752

	Total investments
	(cost $37,860) ▲	148.8%	$37,660
	Other assets and liabilities	(48.8)%	(12,350)
	Total net assets	100.0%	$25,310

2

The Hartford Quality Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $1,853, which represents 7.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,500 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	12	09/19/2013	$1,509	$1,517	$8
U.S. Treasury 30-Year Bond Future	2	09/19/2013	269	268	(1)
U.S. Treasury 5-Year Note Future	4	09/30/2013	485	486	1
U.S. Treasury CME Ultra Long Term Bond Future	5	09/19/2013	763	721	(42)
					$(34)

* The number of contracts does not omit 000's.

Cash of $48 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Quality Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.8%
Aa / AA	4.9
A	3.5
Baa / BBB	4.4
B	0.8
Caa / CCC or Lower	8.1
Unrated	0.7
U.S. Government Agencies and Securities	66.3
Non-Debt Securities and Other Short-Term Instruments	54.3
Other Assets & Liabilities	(48.8)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$7,132	$–	$6,511	$621
U.S. Government Agencies	16,776	–	16,776	–
Short-Term Investments	13,752	–	13,752	–
Total	$37,660	$–	$37,039	$621
Futures *	9	9	–	–
Total	$9	$9	$–	$–
Liabilities:
Futures *	43	43	–	–
Total	$43	$43	$–	$–

♦	For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of November 30, 2012*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$(8	)†	$1	$636	$(8)	$—	$—	$621
Total	$—	$—	$(8)		$1	$636	$(8)	$—	$—	$621

*	Commenced operations on November 30, 2012.

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(8).

4

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.6%
Finance and Insurance - 21.3%
	Captive Auto Finance - 5.2%
	Ally Automotive Receivables Trust
$1,000	2.29%, 11/16/2015 ■	$1,011
1,500	3.29%, 03/15/2015 ■	1,516
	Ally Automotive Receivables Trust 2012
1,700	0.70%, 12/21/2015	1,700
	Ally Master Owner Trust
1,280	1.00%, 02/15/2018 ‡	1,271
1,975	1.21%, 06/15/2017	1,982
2,695	1.54%, 09/15/2019	2,652
	AmeriCredit Automobile Receivables Trust
2,775	0.62%, 06/08/2017	2,758
	Carmax Automotive Owner Trust
395	1.50%, 08/15/2018	392
	Credit Acceptance Automotive Loan Trust
1,115	2.20%, 09/16/2019 ■	1,127
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,571
	Ford Credit Floorplan Master Owner Trust
2,300	0.74%, 09/15/2016	2,304
	Harley-Davidson Motorcycle Trust
500	1.99%, 01/15/2016	501
	Hyundai Automotive Receivables Trust
650	1.65%, 02/15/2017	658
2,100	2.27%, 02/15/2017 ‡	2,147
	Mercedes-Benz Master Owner Trust
1,560	0.79%, 11/15/2017 ■	1,551
	Motor plc
345	1.29%, 02/25/2020 ■	345
	Prestige Automotive Receivables Trust
613	1.23%, 12/15/2015 ■	614
	SNAAC Automotive Receivables Trust
595	1.14%, 07/16/2018 ■	594
	Volvo Financial Equipment LLC
1,836	0.91%, 08/17/2015 ■	1,838
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016 ‡	1,523
		29,055
	Credit Card Issuing - 1.0%
	American Express Credit Account Master Trust
2,072	0.77%, 05/15/2018	2,060
	Citibank Omni Master Trust
2,000	2.94%, 08/15/2018 ■Δ	2,050
	Master Credit Card Trust
1,365	0.78%, 04/21/2017 ■	1,357
		5,467
	Other Financial Investment Activities - 0.6%
	Apidos CDO
2,250	1.38%, 04/15/2025 ■Δ	2,250
	Carlyle Global Market Strategies
870	1.42%, 04/18/2025 ■Δ	868
		3,118
	Other Investment Pools and Funds - 0.2%
	New York City Tax Lien
1,210	1.19%, 11/10/2015 ■☼	1,210

	Real Estate Credit (Mortgage Banking) - 14.3%
	Accredited Mortgage Loan Trust
1,311	0.53%, 01/25/2035 ‡Δ	1,276
	Atrium CDO Corp.
1,860	1.40%, 07/16/2025 ■Δ	1,847
	Babson CLO LTD
2,750	1.37%, 04/20/2025 ■Δ	2,723
	Bayview Commercial Asset Trust
6,457	1.32%, 09/25/2037 ■►	595
6,224	3.00%, 01/25/2037 ■►	221
	CBA Commercial Small Balance Commercial Mortgage
5,617	8.52%, 01/25/2039 ■►	25
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,583
	Chesapeake Funding LLC
975	0.64%, 01/07/2025 ■Δ	971
1,114	0.94%, 11/07/2023 ■Δ	1,117
	CIFC Funding Ltd.
2,125	1.44%, 04/16/2025 ■Δ	2,125
	Citigroup Commercial Mortgage Trust
2,010	0.69%, 09/10/2045	1,999
	Commercial Mortgage Pass-Through Certificates
1,069	0.67%, 11/15/2045	1,059
1,436	0.70%, 10/15/2045	1,423
1,086	0.82%, 08/15/2045	1,083
1,290	1.34%, 07/10/2045	1,293
2,438	3.16%, 11/01/2015 ■	2,531
	DBUBS Mortgage Trust
3,043	2.90%, 01/01/2021 ■►	125
1,345	3.64%, 08/10/2044	1,424
2,482	3.74%, 11/10/2046 ■	2,629
	First Investors Automotive Owner Trust
2,250	1.23%, 03/15/2019 ■	2,243
	Ford Credit Floorplan Master Owner Trust
1,070	0.74%, 06/15/2020 Δ	1,071
	GE Dealer Floorplan Master Note Trust
2,000	0.63%, 10/20/2017 Δ	2,004
	Goldman Sachs Mortgage Securities Corp. II
740	5.28%, 08/10/2038	741
34	5.48%, 11/10/2039	34
1,500	5.55%, 04/10/2038	1,632
	Goldman Sachs Mortgage Securities Trust
1,443	0.66%, 11/10/2045	1,433
	Granite Master Issuer plc
1,750	0.27%, 12/20/2054 Δ	1,709
	GS Mortgage Securities Trust
910	1.21%, 07/10/2046	910
	Hasco HIM Trust
47	0.00%, 12/26/2035 ■●	—
	HLSS Servicer Advance Receivables Backed Notes
695	1.99%, 10/15/2045 ■	698
885	2.29%, 01/15/2048 ■	861

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.6% - (continued)
Finance and Insurance - 21.3% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.3% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
$862	0.71%, 10/15/2045 Δ	$854
950	3.36%, 11/13/2044 ■	996
2,801	3.85%, 06/15/2043 ■	2,928
400	4.93%, 09/12/2037	401
51	4.96%, 08/15/2042	51
1,403	5.76%, 06/12/2041 Δ	1,450
	JP Morgan Chase Commercial Mortgage Security
1,740	1.30%, 01/15/2046	1,742
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	—
	Merrill Lynch Mortgage Trust
1,000	6.04%, 06/12/2050 Δ	1,042
	Merrill Lynch/Countrywide Commercial Mortgage Trust
126	5.11%, 12/12/2049	126
	Morgan Stanley BAML Trust
689	0.66%, 11/15/2045	685
	Morgan Stanley Capital I
1,400	3.22%, 07/15/2049	1,472
1,500	3.88%, 09/15/2047 ■	1,587
2,142	4.97%, 04/14/2040	2,199
2,306	5.11%, 06/15/2040	2,362
	Morgan Stanley Re-Remic Trust
2,386	1.00%, 03/29/2051 ■	2,362
	National Credit Union Administration
675	1.60%, 10/29/2020	680
	Octagon Investment Partners
2,500	1.42%, 07/17/2025 ■Δ	2,484
	OHA Intrepid Leveraged Loan Fund Ltd.
1,835	1.20%, 04/20/2021 ■Δ	1,832
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	—
	Silverstone Master Issuer plc
415	1.82%, 01/21/2055 ■Δ	423
	Springleaf Mortgage Loan Trust
812	1.27%, 06/25/2058 ■	798
	UBS Commercial Mortgage Trust
1,768	1.03%, 05/10/2045 ‡	1,771
	UBS-Barclays Commercial Mortgage Trust
2,348	0.73%, 08/10/2049 ‡	2,329
	Voyager Countrywide Delaware Trust
214	7.72%, 11/26/2035 ■○	218
	Wachovia Bank Commercial Mortgage Trust
249	4.50%, 10/15/2041	251
2,000	4.80%, 10/15/2041 ‡	2,073
1,105	4.94%, 04/15/2042	1,164
2,575	5.46%, 12/15/2044 ‡Δ	2,770
1,500	5.48%, 04/15/2047 ‡	1,537
	WF-RBS Commercial Mortgage Trust
2,411	0.67%, 11/15/2045 ‡	2,388
		80,360
		119,210
Real Estate and Rental and Leasing - 0.6%
	Automotive Equipment Rental and Leasing - 0.6%
	ARI Fleet Lease Trust
960	0.49%, 01/15/2021 ■Δ	959
	Enterprise Fleet Financing LLC
722	0.72%, 04/20/2018 ■	722
1,894	1.90%, 10/20/2016 ■	1,905
		3,586
Transportation Equipment Manufacturing - 0.5%
	Railroad Rolling Stock Manufacturing - 0.5%
	GE Equipment Transportation LLC
2,051	0.62%, 07/25/2016	2,044
730	0.99%, 11/23/2015	731
		2,775
Wireless Telecommunication Services - 0.2%
	Wireless Telecommunication Services - 0.2%
	SBA Tower Trust
1,310	2.93%, 12/15/2017 ■	1,324

	Total asset & commercial mortgage backed securities
	(cost $127,681)	$126,895

CORPORATE BONDS - 50.7%
Agriculture, Forestry, Fishing and Hunting - 0.2%
	Oilseed and Grain Farming - 0.2%
	Skandinaviska Enskilda Banken AB
$1,250	1.75%, 03/19/2018 ■	$1,223

Arts, Entertainment and Recreation - 1.3%
	Cable and Other Subscription Programming - 1.3%
	Comcast Corp.
1,000	5.85%, 11/15/2015	1,111
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	887
2,681	2.40%, 03/15/2017	2,702
	Echostar DBS Corp.
725	7.13%, 02/01/2016	794
	Viacom, Inc.
1,650	1.25%, 02/27/2015	1,658
		7,152
Beverage and Tobacco Product Manufacturing - 1.5%
	Beverage Manufacturing - 1.2%
	Anheuser-Busch InBev Worldwide, Inc.
1,730	1.38%, 07/15/2017	1,716
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,376
	Diageo Capital plc
2,275	1.50%, 05/11/2017	2,265
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	312
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,025
		6,694
	Tobacco Manufacturing - 0.3%
	Altria Group, Inc.
500	7.75%, 02/06/2014	518

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 50.7% - (continued)
Beverage and Tobacco Product Manufacturing - 1.5% - (continued)
	Tobacco Manufacturing - 0.3% - (continued)
	Lorillard Tobacco Co.
$180	2.30%, 08/21/2017	$177
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,300
		1,995
		8,689
Chemical Manufacturing - 0.6%
	Agricultural Chemical Manufacturing - 0.3%
	Yara International ASA
1,750	5.25%, 12/15/2014 ■	1,841

	Basic Chemical Manufacturing - 0.2%
	Airgas, Inc.
1,000	2.85%, 10/01/2013	1,003

	Other Chemical and Preparation Manufacturing - 0.1%
	Ecolab, Inc.
375	1.45%, 12/08/2017	366

		3,210
Computer and Electronic Product Manufacturing - 0.7%
	Computer and Peripheral Equipment Manufacturing - 0.7%
	Hewlett-Packard Co.
4,000	2.60%, 09/15/2017	4,048

Construction - 0.2%
	Residential Building Construction - 0.2%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,352

Fabricated Metal Product Manufacturing - 0.3%
	Other Fabricated Metal Product Manufacturing - 0.3%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,508

Finance and Insurance - 32.0%
	Activities Related To Credit Banking - 0.2%
	Total System Services Inc
725	2.38%, 06/01/2018	705
	Western Union Co
430	2.38%, 12/10/2015	438
		1,143
	Captive Auto Finance - 2.0%
	American Honda Finance Corp.
675	1.60%, 02/16/2018 ■	663
	Ford Motor Credit Co. LLC
1,700	1.53%, 05/09/2016 Δ	1,703
	Ford Motor Credit Co., LLC
1,500	2.38%, 01/16/2018	1,474
	Harley-Davidson Financial Services, Inc.
1,385	1.15%, 09/15/2015 ■	1,384
810	3.88%, 03/15/2016 ■	859
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,440
	Nissan Motor Co., Ltd.
2,695	1.95%, 09/12/2017 ■	2,675
		11,198
	Commercial Banking - 5.3%
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	1,007
	Barclays Bank plc
2,500	6.05%, 12/04/2017 ■	2,755
	BNP Paribas
1,650	2.38%, 09/14/2017	1,664
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ■	1,515
	Credit Suisse New York
1,000	1.23%, 01/14/2014 Δ	1,004
	DNB ASA
2,000	3.20%, 04/03/2017 ■	2,083
	Huntington National Bank
1,500	1.35%, 08/02/2016	1,498
	ING Bank N.V.
1,500	2.00%, 09/25/2015 ■	1,517
	Intesa Sanpaolo
1,500	3.13%, 01/15/2016	1,487
	Key Bank NA
1,000	1.65%, 02/01/2018	981
2,000	4.95%, 09/15/2015	2,149
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,061
	National Australia Bank Ltd.
1,000	0.99%, 04/11/2014 ■Δ	1,005
	Nordea Bank AB
833	1.17%, 01/14/2014 ■Δ	837
1,420	2.25%, 03/20/2015 ■	1,449
	Santander Holdings USA, Inc.
738	4.63%, 04/19/2016	784
	State Street Bank & Trust Co.
800	0.47%, 12/08/2015 Δ	795
	Svenska Handelsbanken AB
1,000	3.13%, 07/12/2016	1,052
	Swedbank AB
1,800	1.75%, 03/12/2018 ■	1,757
	Union Bank NA
2,000	5.95%, 05/11/2016	2,237
	Westpac Banking Corp.
1,000	1.01%, 03/31/2014 ■Δ	1,004
		29,641
	Credit Card Issuing - 0.1%
	Capital One Financial Corp.
750	6.25%, 11/15/2013	762

	Depository Credit Banking - 8.0%
	Bank of America Corp.
3,000	2.00%, 01/11/2018	2,935
5,000	3.63%, 03/17/2016	5,253
	Bank of Montreal
1,500	0.79%, 07/15/2016 Δ	1,502
1,500	0.87%, 04/09/2018 Δ	1,500

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 50.7% - (continued)
Finance and Insurance - 32.0% - (continued)
	Depository Credit Banking - 8.0% - (continued)
	Bank of New York Mellon Corp.
$1,500	1.97%, 06/20/2017 ‡Δ	$1,506
	Bank of Nova Scotia
1,000	0.90%, 07/15/2016 Δ	1,001
1,500	1.38%, 12/18/2017	1,466
	BB&T Corp.
1,245	1.13%, 06/15/2018 Δ	1,245
815	1.60%, 08/15/2017	804
	Citigroup, Inc.
1,250	1.25%, 01/15/2016	1,242
2,479	3.95%, 06/15/2016	2,627
2,000	4.59%, 12/15/2015	2,143
2,000	5.50%, 02/15/2017	2,191
	Credit Suisse New York
630	2.20%, 01/14/2014	635
	Fifth Third Bancorp
636	3.63%, 01/25/2016	672
1,000	4.75%, 02/01/2015	1,052
	HSBC Bank plc
950	0.93%, 08/12/2013 ■Δ	950
	HSBC USA, Inc.
3,590	1.63%, 01/16/2018	3,509
	PNC Funding Corp.
907	2.70%, 09/19/2016	946
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	736
	SunTrust Banks, Inc.
2,500	0.57%, 04/01/2015 Δ	2,476
	Toronto-Dominion Bank
2,000	2.50%, 07/14/2016 ‡	2,079
	U.S. Bancorp
2,250	1.65%, 05/15/2017	2,251
	Wells Fargo & Co.
2,035	1.50%, 01/16/2018	1,988
1,000	2.10%, 05/08/2017	1,020
	Wells Fargo Bank NA
1,000	0.48%, 05/16/2016 Δ	988
		44,717
	Insurance Carriers - 3.1%
	Aetna, Inc.
635	1.50%, 11/15/2017	620
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,520
	Cigna Corp.
503	2.75%, 11/15/2016	524
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,273
	ING US, Inc.
2,250	2.90%, 02/15/2018 ■	2,244
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,446
	MetLife Institutional Funding II
1,500	1.63%, 04/02/2015 ■	1,519
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,075
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	360
	Principal Life Global Funding II
1,390	1.00%, 12/11/2015 ■	1,391
	Prudential Financial, Inc.
2,000	6.20%, 01/15/2015	2,146
	QBE Insurance Group Ltd.
390	2.40%, 05/01/2018 ■	379
	Wellpoint, Inc.
1,000	2.38%, 02/15/2017	1,015
		17,512
	International Trade Financing (Foreign Banks) - 1.9%
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,580
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,472
	Royal Bank of Scotland Group plc
1,260	2.55%, 09/18/2015	1,286
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■‡	3,736
	TSMC Global LTD
2,800	1.63%, 04/03/2018 ■‡	2,694
		10,768
	Monetary Authorities - Central Bank - 1.0%
	ABN Amro Bank N.V.
1,500	1.38%, 01/22/2016 ■	1,497
1,429	4.25%, 02/02/2017 ■	1,527
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,567
	Lloyds TSB Bank plc
820	4.20%, 03/28/2017	875
		5,466
	Nondepository Credit Banking - 3.6%
	American Express Credit Corp.
1,000	0.77%, 07/29/2016 Δ	1,000
2,000	2.80%, 09/19/2016	2,094
	Capital One Financial Corp.
1,455	2.15%, 03/23/2015	1,480
	CIT Group, Inc.
1,000	4.75%, 02/15/2015 ■	1,033
	General Electric Capital Corp.
3,000	0.98%, 04/02/2018 Δ	3,017
2,000	1.00%, 01/08/2016 ‡	1,996
1,250	1.60%, 11/20/2017	1,231
3,000	2.30%, 04/27/2017 ‡	3,044
	General Motors Financial Co., Inc.
1,500	4.75%, 08/15/2017 ■	1,573
	SLM Corp.
750	3.88%, 09/10/2015	764
610	6.00%, 01/25/2017	648
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	881
1,750	1.75%, 05/22/2017	1,758
		20,519
	Other Financial Investment Activities - 0.6%
	BP Capital Markets plc
2,250	1.85%, 05/05/2017	2,264

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 50.7% - (continued)
Finance and Insurance - 32.0% - (continued)
	Other Financial Investment Activities - 0.6% - (continued)
	Xstrata Canada Finance Corp.
$1,000	2.85%, 11/10/2014 ■	$1,014
		3,278
	Real Estate Investment Trust (REIT) - 1.5%
	Health Care, Inc.
688	3.63%, 03/15/2016	725
	Health Care, Inc. REIT
1,010	2.25%, 03/15/2018	997
	Host Hotels & Resorts L.P.
1,250	6.00%, 11/01/2020	1,364
	Host Marriott L.P.
319	6.75%, 06/01/2016	324
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,908
	Ventas Realty L.P.
3,000	2.00%, 02/15/2018	2,937
		8,255
	Sales Financing - 0.3%
	Imperial Tobacco Finance plc
2,000	2.05%, 02/11/2018 ■	1,957

	Securities and Commodity Contracts and Brokerage - 4.4%
	Goldman Sachs Group, Inc.
2,250	1.60%, 11/23/2015	2,265
2,500	2.38%, 01/22/2018	2,470
1,279	3.63%, 02/07/2016	1,342
	JP Morgan Chase & Co.
3,000	0.60%, 06/13/2016 Δ	2,949
1,100	1.63%, 05/15/2018	1,063
3,000	1.80%, 01/25/2018	2,940
1,500	2.00%, 08/15/2017	1,504
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,193
	Morgan Stanley
1,000	1.55%, 04/25/2018 Δ	993
1,935	1.75%, 02/25/2016	1,933
2,000	3.80%, 04/29/2016	2,099
	UBS AG Stamford CT
2,500	5.88%, 07/15/2016	2,769
		24,520
		179,736
Food Manufacturing - 0.2%
	Animal Slaughtering and Processing - 0.2%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	343
	JBS USA LLC
483	11.63%, 05/01/2014	513
		856
Furniture and Related Product Manufacturing - 0.4%
	Household, Institution Furniture, Kitchen Cabinet - 0.4%
	Newell Rubbermaid, Inc.
2,000	2.00%, 06/15/2015	2,031
355	2.05%, 12/01/2017	350
		2,381
Health Care and Social Assistance - 1.7%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
	Cardinal Health Inc.
370	1.70%, 03/15/2018	360

	General Medical and Surgical Hospitals - 0.0%
	Catholic Health Initiatives
195	1.60%, 11/01/2017	191

	Pharmaceutical and Medicine Manufacturing - 1.3%
	AbbVie, Inc.
2,500	1.20%, 11/06/2015 ■	2,509
	Express Scripts Holding Co.
2,000	2.10%, 02/12/2015	2,033
	Mylan, Inc.
2,000	6.00%, 11/15/2018 ■	2,163
	Valeant Pharmaceuticals International
790	6.50%, 07/15/2016 ■	818
		7,523
	Scientific Research and Development Services - 0.3%
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,402

		9,476
Information - 2.2%
	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,062

	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
210	7.38%, 12/01/2017 ■	221

	Telecommunications - Other - 0.4%
	Vivendi S.A.
2,005	2.40%, 04/10/2015 ■	2,045

	Telecommunications - Wired Carriers - 1.1%
	AT&T, Inc.
1,500	2.40%, 08/15/2016	1,550
	British Telecommunications plc
2,000	1.63%, 06/28/2016	2,019
	Deutsche Telekom International Finance B.V.
2,000	3.13%, 04/11/2016 ■	2,094
	Videotron Ltee
560	9.13%, 04/15/2018	588
		6,251
	Telecommunications - Wireless Carriers - 0.2%
	America Movil S.A.B. de C.V.
1,200	2.38%, 09/08/2016	1,232

	Wireless Communications Services - 0.3%
	Verizon Communications, Inc.
1,500	0.89%, 03/28/2014 Δ	1,504

		12,315

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 50.7% - (continued)
Machinery Manufacturing - 0.6%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
$1,240	7.75%, 09/01/2013	$1,246

	Commercial and Service Industry Machinery Manufacturing - 0.4%
	Xerox Corp.
1,960	1.67%, 09/13/2013 Δ	1,962

		3,208
Mining - 1.8%
	Metal Ore Mining - 1.5%
	Barrick Gold Corp.
835	2.50%, 05/01/2018 ■	775
	Freeport-McMoRan Copper & Gold, Inc.
1,015	2.38%, 03/15/2018 ■	962
	Glencore Funding LLC
3,000	1.43%, 05/27/2016 ■Δ	2,923
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,056
	Teck Resources Ltd.
1,500	2.50%, 02/01/2018	1,466
		8,182
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,927

		10,109
Miscellaneous Manufacturing - 0.3%
	Aerospace Product and Parts Manufacturing - 0.3%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,626

Motor Vehicle and Parts Manufacturing - 0.6%
	Motor Vehicle Manufacturing - 0.6%
	Daimler Finance NA LLC
1,500	1.13%, 08/01/2018 ■☼Δ	1,502
2,000	1.88%, 01/11/2018 ■	1,978
		3,480
Petroleum and Coal Products Manufacturing - 1.8%
	Oil and Gas Extraction - 1.3%
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	731
	Petrobras Global Finance Co.
2,500	2.00%, 05/20/2016	2,473
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,135
1,000	6.13%, 10/06/2016	1,091
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	677
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,153
		7,260
	Petroleum and Coal Products Manufacturing - 0.4%
	Chevron Corp.
645	0.89%, 06/24/2016	647
	Hess Corp.
500	7.00%, 02/15/2014	516
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	903
		2,066
	Support Activities For Mining - 0.1%
	Transocean, Inc.
565	2.50%, 10/15/2017	563

		9,889
Pipeline Transportation - 0.2%
	Pipeline Transportation of Natural Gas - 0.2%
	Enterprise Products Operating LLC
235	1.25%, 08/13/2015	237
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	836
		1,073
Primary Metal Manufacturing - 0.5%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.5%
	ArcelorMittal
1,380	4.25%, 02/25/2015 - 03/01/2016	1,420
1,000	9.50%, 02/15/2015	1,100
		2,520
Real Estate and Rental and Leasing - 0.6%
	Automotive Equipment Rental and Leasing - 0.4%
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,045
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,102
		2,147
	Lessors of Real Estate - 0.2%
	SBA Tower Trust
1,300	2.24%, 04/15/2043 ■	1,276

		3,423

Real Estate, Rental and Leasing - 0.3%
	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	International Lease Finance Corp.
1,750	6.75%, 09/01/2016 ■	1,925

Retail Trade - 1.2%
	Automotive Parts, Accessories and Tire Stores - 0.4%
	Turlock Corp.
2,000	1.50%, 11/02/2017 ■	1,956

	Grocery Stores - 0.3%
	Kroger (The) Co.
1,250	7.00%, 05/01/2018	1,468

	Other General Merchandise Stores - 0.3%
	Dollar General Corp.
2,000	1.88%, 04/15/2018	1,933

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 50.7% - (continued)
Retail Trade - 1.2% - (continued)
	Other Miscellaneous Store Retailers - 0.2%
	Amazon.com, Inc.
$1,385	1.20%, 11/29/2017	$1,351

		6,708
Truck Transportation - 0.4%
	Specialized Freight Trucking - 0.4%
	Penske Truck Leasing Co.
2,000	2.50%, 03/15/2016 ■	2,033
45	2.88%, 07/17/2018 ■	45
		2,078
Utilities - 0.6%
	Electric Generation, Transmission and Distribution - 0.6%
	Ameren Illinois, Co.
1,000	9.75%, 11/15/2018	1,348
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	489
	Duke Energy Corp.
790	1.63%, 08/15/2017	783
	Duke Energy Indiana, Inc.
570	0.82%, 07/11/2016 Δ	570
		3,190
Wholesale Trade - 0.5%
	Electrical Goods Wholesalers - 0.1%
	Arrow Electronics, Inc.
630	3.00%, 03/01/2018	631

	Machinery, Equipment and Supplies Wholesalers - 0.4%
	Pentair Finance S.A.
2,265	1.35%, 12/01/2015	2,276

		2,907
	Total corporate bonds
	(cost $281,474)	$284,082

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.4%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,337

	Miscellaneous - 0.5%
	Florida Hurricane Catastrophe Fund
2,775	1.30%, 07/01/2016	2,757

	Total municipal bonds
	(cost $5,132)	$5,094

SENIOR FLOATING RATE INTERESTS♦ - 19.4%
Accommodation and Food Services - 0.3%
	Traveler Accommodation - 0.3%
	Four Seasons Holdings Inc
$295	4.25%, 06/27/2020	$298
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
209	2.69%, 11/23/2016	209
	Las Vegas Sands LLC, Extended Term Loan
1,038	2.69%, 11/23/2016	1,037
		1,544
Administrative Waste Management and Remediation - 0.3%
	Business Support Services - 0.2%
	Trans Union LLC
1,218	4.25%, 02/08/2019	1,228

	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
557	4.25%, 10/09/2019	561

		1,789
Air Transportation - 0.6%
	Scheduled Air Transportation - 0.6%
	American Airlines, Inc.
905	4.26%, 06/27/2014 ☼	900
	AWAS Finance Luxembourg S.A.
302	3.50%, 06/10/2016	302
	Delta Air Lines, Inc.
289	4.00%, 10/18/2018	290
	Delta Air Lines, Inc., Term Loan
1,534	4.25%, 04/20/2017	1,544
	United Airlines, Inc.
494	4.00%, 04/01/2019	498
		3,534
Apparel Manufacturing - 0.1%
	Apparel Knitting Mills - 0.1%
	PVH Corp.
455	3.25%, 02/13/2020	456

Arts, Entertainment and Recreation - 1.4%
	Amusement Parks and Arcades - 0.1%
	Cedar Fair L.P.
519	3.25%, 03/06/2020	522

	Cable and Other Subscription Programming - 0.0%
	CSC Holdings, Inc.
215	2.69%, 04/17/2020	213

	Gambling Industries - 0.3%
	Seminole (The) Tribe of Florida, Inc.
535	3.00%, 04/29/2020	537
	Station Casinos LLC
938	5.00%, 03/02/2020	946
		1,483
	Other Amusement and Recreation Industries - 0.4%
	ClubCorp Club Operations, Inc.
1,866	4.25%, 07/24/2020	1,883
	Warner Music Group Corp.
410	3.75%, 07/01/2020	410
		2,293
	Radio and Television Broadcasting - 0.4%
	Cumulus Media, Inc.
2,057	4.50%, 09/17/2018	2,074

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 19.4% - (continued)
Arts, Entertainment and Recreation - 1.4% - (continued)
	Radio and Television Broadcasting - 0.4% - (continued)
	Sinclair Television Group, Inc.
$185	3.00%, 04/09/2020	$185
		2,259
	Spectator Sports - 0.2%
	Formula One Holdings
789	4.50%, 04/30/2019	796
	Penn National Gaming, Inc.
332	3.75%, 07/16/2018	334
		1,130
		7,900
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
470	2.75%, 05/01/2020	471

Chemical Manufacturing - 0.9%
	Basic Chemical Manufacturing - 0.5%
	Huntsman International LLC, Term Loan C
1,769	2.46%, 06/30/2016	1,769
	Pinnacle Operating Corp.
828	3.25%, 04/29/2020	828
		2,597
	Other Chemical and Preparations Manufacturing - 0.4%
	Arysta LifeScience Corp.
460	4.50%, 05/29/2020	463
	Cytec Industries, Inc.
38	4.50%, 10/04/2019	38
	DuPont Performance Coatings, Inc.
105	4.75%, 02/01/2020	106
	Ineos US Finance LLC
1,241	4.00%, 05/04/2018	1,237
	MacDermid, Inc.
295	4.00%, 06/07/2020	296
	Monarch, Inc.
72	4.50%, 10/04/2019	73
		2,213
		4,810
Computer and Electronic Product Manufacturing - 0.5%
	Computer and Peripheral - 0.2%
	CDW LLC
1,054	3.50%, 04/29/2020 ☼	1,047

	Semiconductor, Electronic Components - 0.3%
	Freescale Semiconductor, Inc.
1,746	5.00%, 03/01/2020	1,763
	Spectrum Brands Holdings, Inc.
122	4.51%, 12/17/2019	123
		1,886
		2,933
Educational Services - 0.1%
	Educational Support Services - 0.1%
	Bright Horizons Family Solutions, Inc.
512	4.00%, 01/30/2020	514

Finance and Insurance - 1.4%
	Captive Auto Finance - 0.4%
	Chrysler Group LLC
2,202	4.25%, 05/24/2017	2,235

	Insurance Carriers - 0.4%
	Asurion LLC
2,099	4.50%, 05/24/2019	2,096

	Other Financial Investment Activities - 0.3%
	Guggenheim Partners LLC
335	4.25%, 07/22/2020	338
	Nuveen Investments, Inc.
500	4.19%, 05/13/2017	500
	Ocwen Financial Corp.
349	5.00%, 02/15/2018	353
	Walter Investment Management
485	5.75%, 11/28/2017 ☼	488
		1,679
	Securities, Commodities and Brokerage - 0.3%
	RPI Finance Trust
1,567	4.00%, 11/09/2018	1,575

		7,585
Food Manufacturing - 0.5%
	Fruit and Vegetable Preserving and Specialty Foods - 0.1%
	Dole Food Co., Inc.
489	3.75%, 04/01/2020	489

	Other Food Manufacturing - 0.4%
	H.J. Heinz Co.
1,380	3.50%, 06/05/2020	1,393
	U.S. Foodservice, Inc.
815	4.50%, 03/31/2019	816
		2,209
		2,698
Food Services - 0.3%
	Limited-Service Eating Places - 0.1%
	Wendy's International, Inc.
598	3.25%, 05/15/2019	600

	Other Miscellaneous Store Retailers - 0.2%
	ARAMARK Corp.
1,000	3.46%, 07/26/2016	1,003

		1,603
Health Care and Social Assistance - 2.5%
	General Medical and Surgical Hospitals - 0.3%
	HCA, Inc.
294	2.94%, 05/01/2018	295
1,006	3.03%, 03/31/2017	1,008
	Health Management Associates, Inc.
194	3.50%, 11/16/2018	194
		1,497

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 19.4% - (continued)
Health Care and Social Assistance - 2.5% - (continued)
	Medical and Diagnostic Laboratories - 0.2%
	American Renal Holdings, Inc.
$1,277	4.50%, 08/20/2019	$1,261

	Medical Equipment and Supplies Manufacturing - 0.3%
	Bausch & Lomb, Inc.
985	4.00%, 05/18/2019	984
	DJO Finance LLC
383	4.75%, 09/15/2017	386
	Hologic, Inc.
609	4.50%, 08/01/2019	611
		1,981
	Offices of Physicians - 0.0%
	MultiPlan, Inc.
105	4.00%, 08/26/2017 ☼	106

	Outpatient Care Centers - 0.1%
	DaVita, Inc.
303	4.00%, 11/01/2019	305

	Pharmaceutical and Medicine Manufacturing - 1.4%
	Alere, Inc.
1,724	4.25%, 06/30/2017	1,738
	Alkermes, Inc.
2,985	3.50%, 09/25/2019	2,986
	Immucor, Inc.
1,618	5.00%, 08/19/2018	1,631
	NBTY, Inc.
974	3.50%, 10/01/2017	981
	Warner Chilcott Corp., Term Loan B-1
217	4.25%, 03/15/2018	217
	Warner Chilcott Corp., Term Loan B-2
13	4.25%, 03/15/2018	13
	Warner Chilcott Corp., Term Loan B-3
171	4.25%, 03/15/2018	171
	Warner Chilcott plc
94	4.25%, 03/15/2018	95
		7,832
	Scientific Research and Development Services - 0.2%
	IMS Health, Inc.
242	3.75%, 09/01/2017	243
	Valeant Pharmaceuticals International
970	06/26/2020 ◊☼	983
		1,226
		14,208
Information - 4.2%
	Cable and Other Program Distribution - 1.3%
	Cabovisao-Televisao Por Cabo S.A.
1,020	3.54%, 07/02/2019 ☼Б	1,000
	Charter Communications Operating LLC
1,831	3.00%, 07/01/2020 - 12/31/2020	1,822
	TWCC Holding, Corp.
1,356	3.50%, 02/13/2017	1,365
	UPC Financing Partnership
155	3.25%, 06/30/2021	154
	Virgin Media Finance plc
3,025	3.50%, 06/08/2020	3,022
		7,363
	Data Processing Services - 0.4%
	Emdeon, Inc.
1,583	3.75%, 11/02/2018	1,591
	First Data Corp.
515	4.19%, 09/24/2018	514
		2,105
	Internet Publishing and Broadcasting - 0.4%
	Univision Communications, Inc.
304	4.00%, 03/01/2020	303
1,995	4.50%, 03/01/2020	2,003
		2,306
	Satellite Telecommunications - 0.3%
	Telesat Canada
1,625	3.50%, 03/28/2019	1,629

	Software Publishers - 0.6%
	Infor US, Inc.
815	5.25%, 04/05/2018	825
	Kronos, Inc.
1,045	4.50%, 10/30/2019	1,051
	MISYS plc
1,742	7.25%, 12/12/2018	1,755
		3,631
	Telecommunications - Other - 0.7%
	Intelsat Jackson Holdings S.A.
2,203	4.25%, 04/02/2018	2,219
	Level 3 Financing, Inc.
402	4.75%, 08/01/2019	405
510	5.25%, 08/01/2019	513
	Nine Entertainment Group Ltd.
529	3.50%, 02/05/2020 ☼	529
		3,666
	Telecommunications - Wireless Carriers - 0.3%
	Syniverse Holdings, Inc.
1,516	5.00%, 04/23/2019	1,522

	Wireless Communications Services - 0.2%
	Leap Wireless International, Inc.
865	4.75%, 03/08/2020	872
	Windstream Corp.
139	3.50%, 01/23/2020	139
		1,011
		23,233
Media - 0.1%
	Broadcasting - 0.1%
	Gray Television, Inc.
366	4.75%, 10/12/2019	370
	Media General, Inc.
350	07/30/2020 ◊☼	350
		720

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 19.4% - (continued)
Mining - 0.4%
	Metal Ore Mining - 0.2%
	Fortescue Metals Group Ltd.
$1,022	5.25%, 10/18/2017	$1,030

	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
1,099	5.75%, 05/16/2018	1,090

		2,120
Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.3%
	DigitalGlobe, Inc.
1,037	3.75%, 01/31/2020	1,045
	TransDigm Group, Inc.
757	3.75%, 02/28/2020	761
		1,806
	Industrial Machinery Manufacturing - 0.0%
	Pact Group Pty Ltd.
235	3.75%, 05/29/2020	235

	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Holdings, Inc.
908	4.75%, 09/28/2018	917

		2,958
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Parts Manufacturing - 0.2%
	Allison Transmission, Inc.
288	4.25%, 08/23/2019	290
	Tomkins LLC
993	3.75%, 09/29/2016	999
		1,289
Other Services - 0.3%
	Commercial/Industrial Machine and Equipment - 0.3%
	Gardner Denver
400	07/30/2020 ◊☼	401
	Generac Power Systems, Inc.
400	3.50%, 05/31/2020	400
	Rexnord LLC
881	3.75%, 04/01/2018	883
		1,684
Petroleum and Coal Products Manufacturing - 0.6%
	Oil and Gas Extraction - 0.6%
	Everest Acquisition LLC
735	3.50%, 05/24/2018	735
	MEG Energy Corp.
1,741	3.75%, 03/31/2020	1,751
	Pacific Drilling S.A.
285	4.50%, 06/03/2018	288
	Ruby Western Pipeline Holdings LLC
268	3.50%, 03/27/2020	267
	Samson Investment Co.
410	6.00%, 09/25/2018	415
		3,456
Plastics and Rubber Products Manufacturing - 0.7%
	Plastics Product Manufacturing - 0.5%
	Berry Plastics Group, Inc.
3,142	3.50%, 02/08/2020	3,138

	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	1,007

		4,145
Primary Metal Manufacturing - 0.5%
	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
2,877	3.75%, 03/10/2017	2,892

Professional, Scientific and Technical Services - 0.2%
	Professional, Scientific and Technical Service Other - 0.2%
	Getty Images, Inc.
935	4.75%, 10/18/2019	935

Real Estate, Rental and Leasing - 0.1%
	Activities Related To Real Estate - 0.1%
	Realogy Corp., Extended 1st Lien Term Loan B
170	4.50%, 03/05/2020	171

	Automotive Equipment Rental and Leasing - 0.0%
	Avis Budget Car Rental LLC
151	3.00%, 03/15/2019	151

		322
Retail Trade - 1.4%
	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co.
235	3.50%, 04/16/2020	235

	Department Stores - 0.5%
	J.C. Penney Co., Inc.
665	6.00%, 05/22/2018	668
	Neiman (The) Marcus Group, Inc.
2,425	4.00%, 05/16/2018	2,430
		3,098
	Grocery Stores - 0.1%
	Supervalu, Inc.
374	5.00%, 03/21/2019	377

	Home Furnishing Stores - 0.3%
	Armstrong World Industries, Inc.
1,446	3.50%, 03/15/2020	1,452

	Other Miscellaneous Store Retailers - 0.3%
	ARAMARK Corp.
610	4.00%, 09/09/2019	616
	KAR Auction Services, Inc.
303	3.75%, 05/19/2017	305

10

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 19.4% - (continued)
Retail Trade - 1.4% - (continued)
	Other Miscellaneous Store Retailers - 0.3% - (continued)
	Rite Aid Corp.
$843	4.00%, 02/21/2020	$848
		1,769
	Specialty Food Stores - 0.1%
	Weight Watchers International, Inc.
713	3.75%, 04/02/2020	715

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
439	3.75%, 01/28/2020	440

		8,086
Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
569	5.25%, 04/02/2019	573

Utilities - 1.1%
	Electric Generation, Transmission and Distribution - 1.1%
	AES Corp.
1,518	3.75%, 06/01/2018	1,536
	Calpine Corp.
350	3.00%, 05/03/2020	347
205	3.25%, 01/31/2022	204
1,216	4.00%, 10/09/2019	1,221
	Energy Transfer Equity L.P.
576	3.75%, 03/24/2017	581
	NRG Energy, Inc.
1,952	2.75%, 07/01/2018	1,949
	Star West Generation LLC
429	4.25%, 03/13/2020	432
		6,270
	Total senior floating rate interests
	(cost $107,952)	$108,728

U.S. GOVERNMENT AGENCIES - 9.9%
	FHLMC - 3.7%
$7,300	0.45%, 09/04/2015	$7,302
7,700	0.50%, 08/28/2015	7,712
14,239	2.08%, 08/25/2018 ►	1,214
12,714	2.53%, 07/25/2021 ►	1,314
2,788	3.50%, 04/01/2027	2,925
		20,467
	FNMA - 5.9%
6,000	2.50%, 08/12/2027 ☼	5,995
16,000	3.00%, 08/15/2028 ☼	16,462
10,241	3.50%, 12/01/2026	10,743
		33,200
	GNMA - 0.3%
1,034	5.00%, 08/20/2039	1,121
646	6.50%, 05/16/2031	730
		1,851
	Total U.S. government agencies
	(cost $55,042)	$55,518

	Total long-term investments (cost $577,281)	$580,317

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $554, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $565)
$554	0.07%, 7/31/2013	$554
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $1,304,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$1,330)
1,304	0.07%, 7/31/2013	1,304
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $469, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $479)
469	0.09%, 7/31/2013	469
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,071, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $1,093)
1,071	0.07%, 7/31/2013	1,071
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,691, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,724)
1,690	0.06%, 7/31/2013	1,690
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $404,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040 -
	2043, value of $412)
404	0.10%, 7/31/2013	404
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $834, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $851)
834	0.06%, 7/31/2013	834

11

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.4% - (continued)
Repurchase Agreements - 1.4% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,568, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,599)
$1,568	0.07%, 7/31/2013		$1,568
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2014, value of $4)
4	0.05%, 7/31/2013		4
			7,898
	Total short-term investments
	(cost $7,898)		$7,898

	Total investments
	(cost $585,179) ▲	104.9%	$588,215
	Other assets and liabilities	(4.9)%	(27,283)
	Total net assets	100.0%	$560,932

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $585,253 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,643
Unrealized Depreciation	(3,681)
Net Unrealized Appreciation	$2,962

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $137,885, which represents 24.6% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $29,340 at July 31, 2013.

12

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited) (000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Б	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2013, the aggregate value of the unfunded commitment was $363, which represents 0.1% of total net assets.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro BUXL 30-Year Bond Future	14	09/06/2013	$2,386	$2,402	$16

Short position contracts:
Euro-BOBL Future	55	09/06/2013	$9,201	$9,206	$(5)
U.S. Treasury 10-Year Note Future	103	09/19/2013	13,093	13,023	70
U.S. Treasury 30-Year Bond Future	15	09/19/2013	2,009	2,011	(2)
U.S. Treasury 5-Year Note Future	217	09/30/2013	26,569	26,337	232
					$295
					$311

* The number of contracts does not omit 000's.

Cash of $471 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/01/2013	JPM	$4	$4	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	EURO

Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

13

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	19.6%
Aa / AA	6.9
A	18.9
Baa / BBB	25.6
Ba / BB	12.1
B	9.8
Caa / CCC or Lower	0.1
Unrated	0.6
U.S. Government Agencies and Securities	9.9
Non-Debt Securities and Other Short-Term Instruments	1.4
Other Assets & Liabilities	(4.9)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

14

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$126,895	$–	$101,937	$24,958
Corporate Bonds	284,082	–	282,584	1,498
Municipal Bonds	5,094	–	5,094	–
Senior Floating Rate Interests	108,728	–	108,728	–
U.S. Government Agencies	55,518	–	55,518	–
Short-Term Investments	7,898	–	7,898	–
Total	$588,215	$–	$561,759	$26,456
Futures *	318	318	–	–
Total	$318	$318	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Futures *	7	7	–	–
Total	$7	$7	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$10,929	$(60)	$(541	)†	$(257)	$24,657	$(669)	$—	$(9,101)	$24,958
Corporate Bonds	—	—	—	‡	—	1,498	—	—	—	1,498
Total	$10,929	$(60)	$(541)		$(257)	$26,155	$(669)	$—	$(9,101)	$26,456

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(561).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was zero.

15

The Hartford Small Company Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles and Components - 2.1%
371	Dana Holding Corp.	$8,098
8	Standard Motor Products, Inc.	272
184	Tenneco Automotive, Inc. ●	8,886
2	Tesla Motors, Inc. ●	201
		17,457
	Banks - 0.6%
61	Boston Private Financial Holdings, Inc.	676
53	EverBank Financial Corp.	816
30	First Merchants Corp.	571
45	Flushing Financial Corp.	852
15	Home Loan Servicing Solutions Ltd.	380
20	Hudson Valley Holding Corp.	424
37	Umpqua Holdings Corp.	619
15	Wintrust Financial Corp.	630
		4,968
	Capital Goods - 13.5%
23	A.O. Smith Corp.	946
20	AAON, Inc.	438
81	Acuity Brands, Inc.	7,047
5	AGCO Corp.	270
293	Altra Holdings, Inc.	7,310
181	Apogee Enterprises, Inc.	4,855
148	Applied Industrial Technologies, Inc.	7,730
163	Armstrong World Industries, Inc. ●	8,167
30	Astronics Corp. ●	1,167
6	Astronics Corp. Class B ●	241
19	AZZ, Inc.	717
10	Belden, Inc.	564
282	Briggs & Stratton Corp.	5,717
16	CAI International, Inc. ●	325
5	Carlisle Cos., Inc.	336
13	Chart Industries, Inc. ●	1,440
5	Crane Co.	326
226	DigitalGlobe, Inc. ●	7,337
21	DXP Enterprises, Inc. ●	1,474
9	EMCOR Group, Inc.	352
7	Esterline Technologies Corp. ●	585
20	Franklin Electric Co., Inc.	740
114	Generac Holdings, Inc.	4,934
34	GrafTech International Ltd. ●	259
17	H & E Equipment Services, Inc.	391
194	HD Supply Holdings, Inc. ●	4,139
19	Heico Corp.	1,081
11	John Bean Technologies Corp.	251
13	Lennox International, Inc.	927
9	Lindsay Corp.	640
22	Luxfer Holdings plc	376
156	Moog, Inc. Class A ●	8,788
213	Owens Corning, Inc. ●	8,409
124	Polypore International, Inc. ●	5,223
16	Sun Hydraulics Corp.	512
9	TAL International Group, Inc.	342
85	Teledyne Technologies, Inc. ●	6,775
10	Textainer Group Holdings Ltd.	336
22	Titan International, Inc.	381
18	Trimas Corp. ●	655
102	WESCO International, Inc. ●	7,732
		110,235
	Commercial and Professional Services - 3.5%
22	Deluxe Corp.	919
16	Exponent, Inc.	1,071
31	GP Strategies Corp. ●	808
213	On Assignment, Inc. ●	6,507
332	Performant Financial Corp. ●	3,512
23	RPX Corp. ●	399
305	TrueBlue, Inc. ●	8,139
223	Wageworks, Inc. ●	7,540
		28,895
	Consumer Durables and Apparel - 4.3%
18	Arctic Cat, Inc.	966
46	Fifth & Pacific Cos., Inc. ●	1,098
105	iRobot Corp. ●	3,657
95	Leapfrog Enterprises, Inc. ●	1,094
7	Oxford Industries, Inc.	475
422	Quiksilver, Inc. ●	2,665
1,967	Samsonite International S.A.	5,385
241	Skechers USA, Inc. Class A ●	6,572
125	Steven Madden Ltd. ●	6,416
285	Taylor Morrison Home Corp. ●	6,901
		35,229
	Consumer Services - 3.5%
421	Bloomin' Brands, Inc. ●	9,944
24	Brinker International, Inc.	957
62	Buffalo Wild Wings, Inc. ●	6,461
38	Del Frisco's Restaurant Group, Inc. ●	797
64	Ignite Restaurant Group, Inc. ●	1,019
121	Life Time Fitness, Inc. ●	6,469
21	Marriott Vacations Worldwide Corp. ●	916
19	Noodles & Co. ●	815
22	Sotheby's Holdings	1,010
6	Steiner Leisure Ltd. ●	348
		28,736
	Diversified Financials - 2.0%
63	DFC Global Corp. ●	983
30	Fifth Street Finance Corp.	323
140	Financial Engines, Inc.	6,670
4	Portfolio Recovery Associates, Inc. ●	648
21	Virtus Investment Partners, Inc. ●	3,828
15	Walter Investment Management Corp. ●	578
253	Wisdomtree Investment, Inc. ●	3,280
		16,310
	Energy - 5.2%
190	BPZ Resources, Inc. ●	457
18	C&J Energy Services, Inc. ■●	344
125	Diamondback Energy, Inc. ●	4,759
35	Energy XXI (Bermuda) Ltd.	932
30	EPL Oil & Gas, Inc. ●	953
14	Gulfport Energy Corp. ●	742
74	ION Geophysical Corp. ●	455
46	Jones Energy, Inc. ●	642
53	Karoon Gas Australia Ltd. ●	268
40	Kodiak Oil & Gas Corp. ●	392
433	Painted Pony Petroleum Ltd. ●	3,144
256	Patterson-UTI Energy, Inc.	5,051
20	PBF Energy, Inc.	465
292	Rex Energy Corp. ●	5,597
132	Rosetta Resources, Inc. ●	6,015
127	SemGroup Corp.	7,149
977	Sunshine Oilsands Ltd. ●	189
33	Synergy Resources Corp. ●	253

1

The Hartford Small Company Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Energy - 5.2% - (continued)
327	Trican Well Service Ltd.	$4,813
		42,620
	Food and Staples Retailing - 1.0%
109	Casey's General Stores, Inc.	7,245
22	Natural Grocers by Vitamin Cottage, Inc. ●	798
		8,043
	Food, Beverage and Tobacco - 0.8%
42	Darling International, Inc. ●	844
306	WhiteWave Foods Co. Class A ●	5,719
		6,563
	Health Care Equipment and Services - 4.9%
144	Acadia Healthcare Co., Inc. ●	5,303
8	AmSurg Corp. ●	328
2	Atrion Corp.	545
22	Corvel Corp. ●	733
14	Cyberonics, Inc. ●	718
247	Dexcom, Inc. ●	5,383
11	Ensign Group, Inc.	421
60	Globus Medical, Inc. ●	1,005
11	Greatbatch, Inc. ●	397
33	HealthSouth Corp. ●	1,091
53	Heartware International, Inc. ●	4,917
20	ICU Medical, Inc. ●	1,443
139	Insulet Corp. ●	4,420
6	LHC Group, Inc. ●	138
4	MEDNAX, Inc. ●	351
87	Merge Healthcare, Inc. ●	395
15	Orthofix International N.V. ●	336
21	Photomedex, Inc. ●	334
97	Team Health Holdings ●	3,921
27	U.S. Physical Therapy, Inc.	766
40	Vascular Solutions, Inc. ●	644
109	Wellcare Health Plans, Inc. ●	6,674
		40,263
	Household and Personal Products - 1.9%
130	Elizabeth Arden, Inc. ●	5,353
88	Inter Parfums, Inc.	2,890
30	Prestige Brands Holdings, Inc. ●	1,007
109	Spectrum Brands Holdings, Inc.	6,135
		15,385
	Insurance - 0.2%
20	Amerisafe, Inc.	723
4	Partnership Assurance Group ●	32
17	Protective Life Corp.	740
		1,495
	Materials - 4.6%
9	Advanced Emissions Solutions, Inc. ●	361
102	Graphic Packaging Holding Co. ●	881
780	Headwaters, Inc. ●	7,357
8	Innospec, Inc.	347
313	KapStone Paper & Packaging Corp.	13,779
447	Louisiana-Pacific Corp. ●	7,267
11	LSB Industries, Inc. ●	362
68	Methanex Corp. ADR	3,246
18	Myers Industries, Inc.	341
43	New Gold, Inc. ●	313
29	Olin Corp.	697
56	Omnova Solutions, Inc. ●	455
42	PolyOne Corp.	1,211
244	Romarco Minerals, Inc. ●	119
19	Silgan Holdings, Inc.	893
		37,629
	Media - 2.1%
225	Imax Corp. ●	5,667
357	Pandora Media, Inc. ●	6,546
92	Shutterstock, Inc. ●	4,888
26	Tremor Video, Inc. ●	220
		17,321
	Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
22	Acorda Therapeutics, Inc. ●	838
87	Algeta ASA ●	3,548
36	Alkermes plc ●	1,194
11	Alnylam Pharmaceuticals, Inc. ●	486
376	Arena Pharmaceuticals, Inc. ●	2,613
46	Bruker Corp. ●	830
73	Cadence Pharmaceuticals, Inc. ●	542
94	Covance, Inc. ●	7,745
113	Cubist Pharmaceuticals, Inc. ●	7,072
618	Exelixis, Inc. ●	3,133
46	Hyperion Therapeutics, Inc. ●	1,145
258	Immunogen, Inc. ●	4,912
141	Incyte Corp. ●	3,297
294	Ironwood Pharmaceuticals, Inc. ●	3,594
187	Medicines Co. ●	5,779
390	NPS Pharmaceuticals, Inc. ●	7,032
16	Optimer Pharmaceuticals, Inc. ●	206
60	Pacira Pharmaceuticals, Inc. ●	2,043
23	PAREXEL International Corp. ●	1,137
12	Puma Biotechnology, Inc. ●	621
115	Salix Pharmaceuticals Ltd. ●	8,477
134	Seattle Genetics, Inc. ●	5,411
44	Tesaro, Inc. ●	1,506
109	Trius Therapeutics, Inc. ●	1,532
		74,693
	Real Estate - 1.8%
30	Altisource Residential Corp. ●	575
29	Armada Hoffler Properties, Inc.	315
22	Colonial Properties Trust REIT	540
21	Coresite Realty Corp. REIT	716
63	Glimcher Realty Trust REIT	710
10	Hatteras Financial Corp. REIT	191
23	Medical Properties Trust, Inc. REIT	342
185	Pebblebrook Hotel Trust REIT	4,938
95	Potlatch Corp. REIT	4,172
32	Ramco-Gershenson Properties Trust REIT	497
35	Summit Hotel Properties, Inc. REIT	354
62	Sunstone Hotel Investors, Inc. REIT ●	807
18	Whitestone REIT	291
		14,448
	Retailing - 6.0%
3,137	Allstar Co. ⌂●†	6,469
43	Ascena Retail Group, Inc. ●	818
16	Cato Corp.	459
18	Core-Mark Holding Co., Inc.	1,106
211	Debenhams plc	348
90	DSW, Inc.	6,858
88	Five Below, Inc. ●	3,433
10	Foot Locker, Inc.	361
236	Francescas Holding Corp. ●	5,869

2

The Hartford Small Company Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Retailing - 6.0% - (continued)
12	Group 1 Automotive, Inc.	$898
100	HomeAway, Inc. ●	3,021
152	HSN, Inc.	9,146
31	Mattress Firm Holding Corp. ●	1,281
341	Pier 1 Imports, Inc.	8,013
20	The Finish Line, Inc.	450
		48,530
	Semiconductors and Semiconductor Equipment - 2.2%
22	GT Advanced Technologies, Inc. ●	116
13	Inphi Corp. ●	148
1,198	Lattice Semiconductor Corp. ●	6,183
83	Mindspeed Technologies, Inc. ●	253
36	Nanometrics, Inc. ●	547
624	SunEdison, Inc. ●	6,292
152	Ultratech Stepper, Inc. ●	4,437
		17,976
	Software and Services - 21.9%
151	Acxiom Corp. ●	3,891
31	Allot Communications Ltd. ●	449
306	Angie's List, Inc. ●	6,729
32	Aspen Technology, Inc. ●	1,031
140	Bankrate, Inc. ●	2,510
23	Blackhawk Network Holdings, Inc. ●	569
642	Cadence Design Systems, Inc. ●	9,359
20	Cass Information Systems, Inc.	1,119
6	Commvault Systems, Inc. ●	493
87	Concur Technologies, Inc. ●	7,722
113	Cornerstone OnDemand, Inc. ●	4,968
44	CoStar Group, Inc. ●	6,923
156	DealerTrack Technologies, Inc. ●	5,822
57	Demandware, Inc. ●	2,513
23	Fair Isaac, Inc.	1,131
294	Fleetmatics Group Ltd. ●	11,070
226	Heartland Payment Systems, Inc.	8,442
71	Higher One Holdings, Inc. ●	763
174	IAC/InterActiveCorp.	8,830
145	Imperva, Inc. ●	7,338
40	j2 Global, Inc.	1,836
316	LivePerson, Inc. ●	2,916
12	Manhattan Associates, Inc. ●	1,057
117	MAXIMUS, Inc.	4,407
80	Mitek Systems, Inc. ●	461
38	Model N, Inc. ●	900
44	Netscout Systems, Inc. ●	1,163
20	Nuance Communications, Inc. ●	377
17	Opentable, Inc. ●	1,071
247	PTC, Inc. ●	6,677
29	QLIK Technologies, Inc. ●	900
68	Sapient Corp. ●	935
105	ServiceNow, Inc. ●	4,557
10	Solera Holdings, Inc.	591
11	Sourcefire, Inc. ●	815
73	Splunk, Inc. ●	3,660
105	Stamps.com, Inc. ●	4,197
231	Trulia, Inc. ●	8,614
63	Tyler Corp. ●	4,720
214	Verint Systems, Inc. ●	7,653
160	Virtusa Corp. ●	4,118
452	Web.com Group, Inc. ●	11,748
82	WEX, Inc. ●	7,133
313	WNS Holdings Ltd. ADR ●	6,202
		178,380
	Technology Hardware and Equipment - 3.5%
24	Arris Group, Inc. ●	368
13	Aruba Networks, Inc. ●	239
28	CDW Corp. of Delaware ●	598
8	Coherent, Inc.	445
38	Emulex Corp. ●	304
93	Extreme Networks, Inc. ●	403
12	FEI Co.	929
78	IPG Photonics Corp.	4,755
347	Ixia ●	4,830
446	JDS Uniphase Corp. ●	6,537
102	Mitel Networks Corp. ●	496
13	Netgear, Inc. ●	396
37	Oplink Communications, Inc. ●	740
71	ParkerVision, Inc. ●	313
28	Plantronics, Inc.	1,312
35	Polycom, Inc. ●	330
82	Rogers Corp. ●	4,536
12	TTM Technologies, Inc. ●	112
51	Ubiquiti Networks, Inc.	1,079
		28,722
	Transportation - 3.5%
255	Avis Budget Group, Inc. ●	8,054
29	Celadon Group, Inc.	581
137	Con-way, Inc.	5,682
30	Marten Transport Ltd.	523
162	Old Dominion Freight Line, Inc. ●	7,064
192	Spirit Airlines, Inc. ●	6,352
		28,256
	Utilities - 0.2%
6	ALLETE, Inc.	295
21	UNS Energy Corp.	1,051
8	Westar Energy, Inc.	262
		1,608
	Total common stocks
	(cost $652,535)	$803,762

	Total long-term investments
	(cost $652,535)	$803,762

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $825, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $842)
$825	0.07%, 7/31/2013	$825
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $1,944, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $1,983)
1,944	0.07%, 7/31/2013	1,944

3

The Hartford Small Company Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.4% - (continued)
Repurchase Agreements - 1.4% - (continued)
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $700, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $714)
$700	0.09%, 7/31/2013		$700
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,597, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $1,629)
1,597	0.07%, 7/31/2013		1,597
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,520, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $2,570)
2,520	0.06%, 7/31/2013		2,520
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $602, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $614)
602	0.10%, 7/31/2013		602
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,243, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $1,268)
1,243	0.06%, 7/31/2013		1,243
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $2,337, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $2,383)
2,337	0.07%, 7/31/2013		2,337
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $5, collateralized by U.S. Treasury Note 2.38%, 2014, value of $6)
5	0.05%, 7/31/2013		5
			11,773
	Total short-term investments
	(cost $11,773)		$11,773

	Total investments
	(cost $664,308) ▲	99.9%	$815,535
	Other assets and liabilities	0.1%	663
	Total net assets	100.0%	$816,198

4

The Hartford Small Company Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $672,299 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$163,566
Unrealized Depreciation	(20,330)
Net Unrealized Appreciation	$143,236

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $6,469, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $344, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	$1,853

At July 31, 2013, the aggregate value of these securities was $6,469, which represents 0.8% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford Small Company Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$803,762	$787,555	$9,738	$6,469
Short-Term Investments	11,773	–	11,773	–
Total	$815,535	$787,555	$21,511	$6,469

♦	For the nine-month period ended July 31, 2013, investments valued at $355 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$5,491	$—	$2,318	*	$—	$—	$(1,340)	$—	$—	$6,469
Total	$5,491	$—	$2,318		$—	$—	$(1,340)	$—	$—	$6,469

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $2,318.

6

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles and Components - 1.2%
15	Goodyear (The) Tire & Rubber Co. ●	$272
8	Superior Industries International, Inc.	144
2	Visteon Corp. ●	158
11	Winnebago Industries, Inc. ●	263
		837
	Banks - 5.1%
7	Banco Latinoamericano De Comercio Exterior S.A. ADR	176
11	EverBank Financial Corp.	166
44	Fifth Third Bancorp	842
14	First Niagara Financial Group, Inc.	144
19	Home Bancshares, Inc.	508
56	Huntington Bancshares, Inc.	475
10	MainSource Financial Group, Inc.	144
5	Ocwen Financial Corp. ●	224
6	Popular, Inc. ●	194
44	Regions Financial Corp.	436
20	United Community Banks, Inc. ●	277
		3,586
	Capital Goods - 8.9%
9	A.O. Smith Corp.	376
13	Aircastle Ltd.	225
6	Albany International Corp. Class A	204
3	Alliant Techsystems, Inc.	298
6	Altra Holdings, Inc.	137
4	American Railcar Industries, Inc.	140
14	Ampco-Pittsburgh Corp.	265
4	Astronics Corp. ●	162
6	Babcock & Wilcox Co.	168
3	Carlisle Cos., Inc.	217
4	Esterline Technologies Corp. ●	285
3	Fortune Brands Home & Security, Inc.	136
4	Generac Holdings, Inc.	165
6	L.B. Foster Co. Class A	268
2	Lindsay Corp.	173
20	Meritor, Inc. ●	161
4	MRC Global, Inc. ●	110
3	National Presto Industries, Inc.	230
5	Navistar International Corp. ●	177
3	Nortek, Inc. ●	209
6	Oshkosh Corp. ●	255
–	Seaboard Corp.	169
52	Taser International, Inc. ●	464
5	Terex Corp. ●	133
5	Timken Co.	310
6	Trex Co., Inc. ●	274
3	Trinity Industries, Inc.	134
1	Valmont Industries, Inc.	92
4	Wabco Holdings, Inc. ●	348
		6,285
	Commercial and Professional Services - 4.6%
10	Barrett Business Services, Inc.	735
5	Brink's Co.	126
5	Deluxe Corp.	213
4	Dun & Bradstreet Corp.	363
13	Enernoc, Inc. ●	197
9	Geo Group, Inc.	309
3	Manpowergroup, Inc.	221
4	Mobile Mini, Inc. ●	141
8	Pitney Bowes, Inc.	137
9	RPX Corp. ●	152
13	Steelcase, Inc.	204
3	UniFirst Corp.	294
5	Viad Corp.	125
		3,217
	Consumer Durables and Apparel - 4.7%
8	Blyth, Inc.	110
12	Brunswick Corp.	449
6	CSS Industries, Inc.	161
3	Fossil Group, Inc. ●	275
10	Hanesbrands, Inc.	641
7	Iconix Brand Group, Inc. ●	233
5	Jarden Corp. ●	241
3	Nacco Industries, Inc. Class A	170
6	Polaris Industries, Inc.	671
21	Pulte Group, Inc. ●	341
		3,292
	Consumer Services - 2.7%
8	Brinker International, Inc.	329
6	Capella Education Co. ●	275
4	Hillenbrand, Inc.	92
14	International Speedway Corp. Class A	464
11	Krispy Kreme Doughnuts, Inc. ●	227
4	Multimedia Games Holding Co., Inc. ●	133
16	Ruth's Hospitality Group, Inc.	185
4	Weight Watchers International, Inc.	185
		1,890
	Diversified Financials - 2.9%
23	American Capital Ltd. ●	313
16	Apollo Investment Corp.	133
13	Calamos Asset Management, Inc.	133
1	Credit Acceptance Corp. ●	135
5	Eaton Vance Corp.	219
2	Portfolio Recovery Associates, Inc. ●	282
34	Prospect Capital Corp.	371
9	Solar Capital Ltd.	190
6	TCP Capital Corp.	94
11	Wisdomtree Investment, Inc. ●	140
		2,010
	Energy - 5.3%
12	Alon USA Energy, Inc.	158
1	Core Laboratories N.V.	195
9	Delek U.S. Holdings, Inc.	260
9	Green Plains Renewable Energy, Inc. ●	144
3	Helmerich & Payne, Inc.	209
20	Hercules Offshore, Inc. ●	139
11	HollyFrontier Corp.	479
2	Oil States International, Inc. ●	204
8	RPC, Inc.	112
5	Superior Energy Services, Inc. ●	123
8	Tesoro Corp.	477
7	Unit Corp. ●	306
31	Vaalco Energy, Inc. ●	194
11	Valero Energy Corp.	405
11	Western Refining, Inc.	322
		3,727
	Food and Staples Retailing - 0.2%
53	Rite Aid Corp. ●	158

1

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Food, Beverage and Tobacco - 2.1%
1	Cal-Maine Foods, Inc.	$71
4	Green Mountain Coffee Roasters, Inc. ●	278
7	Hillshire (The) Brands Co.	258
4	Ingredion, Inc.	269
4	Monster Beverage Corp. ●	238
14	Pilgrim's Pride Corp. ●	231
2	Universal Corp.	135
		1,480
	Health Care Equipment and Services - 6.7%
9	Aetna, Inc.	545
4	Community Health Systems, Inc.	193
5	Computer Programs & Systems, Inc.	284
4	Cyberonics, Inc. ●	224
27	Gentiva Health Services, Inc. ●	288
5	Health Net, Inc. ●	163
8	Hill-Rom Holdings, Inc.	308
2	Magellan Health Services, Inc. ●	86
4	MEDNAX, Inc. ●	341
5	Molina Healthcare, Inc. ●	182
7	Omnicare, Inc.	385
7	Orthofix International N.V. ●	152
18	Owens & Minor, Inc.	658
12	Resmed, Inc.	572
15	Select Medical Holdings Corp.	133
7	Thoratec Corp. ●	216
		4,730
	Household and Personal Products - 1.2%
2	Energizer Holdings, Inc.	214
2	Herbalife Ltd.	118
4	Inter Parfums, Inc.	145
4	Nu Skin Enterprises, Inc. Class A	340
		817
	Insurance - 3.0%
7	Assurant, Inc.	374
3	Everest Re Group Ltd.	392
12	First American Financial Corp.	277
9	Genworth Financial, Inc. ●	122
12	Maiden Holdings Ltd.	151
6	Protective Life Corp.	269
2	Reinsurance Group of America, Inc.	150
19	Symetra Financial Corp.	345
		2,080
	Materials - 5.1%
3	Domtar Corp.	236
11	Gold Resource Corp.	86
9	Huntsman Corp.	166
2	Kaiser Aluminum Corp.	137
8	Kraton Performance Polymers, Inc. ●	167
10	Louisiana-Pacific Corp. ●	169
5	OM Group, Inc. ●	142
9	Packaging Corp. of America	473
11	Reliance Steel & Aluminum	737
18	Resolute Forest Products ●	267
4	Rock Tenn Co. Class A	469
9	Steel Dynamics, Inc.	140
9	SunCoke Energy, Inc. ●	134
2	Westlake Chemical Corp.	239
		3,562
	Media - 1.8%
3	AMC Networks, Inc. Class A ●	205
21	Gannett Co., Inc.	534
31	Global Sources Ltd. ●	227
21	Live Nation Entertainment, Inc. ●	337
		1,303
	Pharmaceuticals, Biotechnology and Life Sciences - 5.3%
24	Astex Pharmaceuticals, Inc. ●	126
18	Bruker Corp. ●	319
4	Charles River Laboratories International, Inc. ●	173
9	Cubist Pharmaceuticals, Inc. ●	567
12	Emergent Biosolutions, Inc. ●	209
10	Endocyte, Inc. ●	182
37	Enzon, Inc.	74
5	Genomic Health, Inc. ●	160
12	Myriad Genetics, Inc. ●	366
3	PAREXEL International Corp. ●	158
61	PDL Biopharma, Inc.	495
7	Santarus, Inc. ●	178
24	Sciclone Pharmaceuticals, Inc. ●	149
24	Sunesis Pharmaceuticals, Inc. ●	119
6	United Therapeutics Corp. ●	419
		3,694
	Real Estate - 8.6%
5	Agree Realty Corp. REIT	142
17	American Capital Mortgage Investment Corp. REIT	323
21	American Realty Capital Properties Inc.	304
13	Brandywine Realty Trust REIT	178
12	Capstead Mortgage Corp. REIT	143
14	CBL & Associates Properties, Inc. REIT	317
66	Chimera Investment Corp. REIT	196
46	CYS Investments, Inc. REIT	381
15	Felcor Lodging Trust, Inc. REIT ●	91
22	Franklin Street Properties Corp. REIT	297
17	Government Properties Income Trust REIT	437
25	Hatteras Financial Corp. REIT	506
25	Inland Real Estate Corp. REIT	258
13	Invesco Mortgage Capital REIT	217
2	Jones Lang LaSalle, Inc.	165
30	Mack-Cali Realty Corp. REIT	714
93	MFA Mortgage Investments, Inc. REIT	738
9	PennyMac Mortgage Investment Trust REIT	192
3	Piedmont Office Realty Trust, Inc.	60
11	Redwood Trust, Inc. REIT	183
5	Sabra Healthcare REIT, Inc.	129
6	Western Asset Mortgage Capital Corp. REIT	102
		6,073
	Retailing - 5.2%
3	Abercrombie & Fitch Co. Class A	140
9	American Eagle Outfitters, Inc.	177
6	ANN, Inc. ●	193
9	Chico's FAS, Inc.	159
4	Dillard's, Inc.	371
6	Express, Inc. ●	140
3	Francescas Holding Corp. ●	62
4	GameStop Corp. Class A	177
4	Lumber Liquidators Holdings, Inc. ●	348
4	Men's Wearhouse, Inc.	152
1	Netflix, Inc. ●	259

2

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Retailing - 5.2% - (continued)
3	O'Reilly Automotive, Inc. ●	$388
5	Overstock.com, Inc. ●	177
11	Pep (The) Boys - Manny, Moe & Jack ●	131
16	PetMed Express, Inc.	263
7	PetSmart, Inc.	533
		3,670
	Semiconductors and Semiconductor Equipment - 2.1%
19	Entropic Communications, Inc. ●	82
3	First Solar, Inc. ●	143
11	Kulicke & Soffa Industries, Inc. ●	126
65	LSI Corp. ●	509
22	ON Semiconductor Corp. ●	177
7	SunPower Corp. ●	188
14	Teradyne, Inc. ●	231
		1,456
	Software and Services - 8.9%
6	AOL, Inc.	206
17	AVG Technologies N.V. ●	375
7	Booz Allen Hamilton Holding Corp.	154
24	CA, Inc.	705
3	Commvault Systems, Inc. ●	253
8	CoreLogic, Inc. ●	229
10	Digital River, Inc. ●	166
6	Euronet Worldwide, Inc. ●	202
22	Global Cash Access, Inc. ●	152
4	Heartland Payment Systems, Inc.	145
8	IAC/InterActiveCorp.	420
6	Netscout Systems, Inc. ●	164
5	Neustar, Inc. ●	264
3	Opentable, Inc. ●	217
7	Pegasystems, Inc.	262
7	Rosetta Stone, Inc. ●	116
6	Rovi Corp. ●	131
12	Solera Holdings, Inc.	694
44	Synacor, Inc. ●	145
4	Syntel, Inc.	280
25	TiVo, Inc. ●	271
7	Travelzoo, Inc. ●	198
3	Unisys Corp. ●	73
9	ValueClick, Inc. ●	210
9	Vantiv, Inc. ●	243
		6,275
	Technology Hardware and Equipment - 4.4%
9	Audience, Inc. ●	115
79	Brocade Communications Systems, Inc. ●	525
14	Calix, Inc. ●	165
11	Checkpoint Systems, Inc. ●	193
7	Ciena Corp. ●	148
13	Comtech Telecommunications Corp.	343
33	Extreme Networks, Inc. ●	144
4	Ingram Micro, Inc. ●	98
5	Interdigital, Inc.	179
4	Lexmark International, Inc.	154
6	Scansource, Inc. ●	206
7	Synaptics, Inc. ●	284
9	Vishay Intertechnology, Inc. ●	131
6	Western Digital Corp.	406
		3,091
	Telecommunication Services - 0.4%
11	Telephone & Data Systems, Inc.	302

	Transportation - 1.6%
12	Alaska Air Group, Inc. ●	759
2	Allegiant Travel Co.	173
12	Swift Transportation Co. ●	212
		1,144
	Utilities - 6.1%
15	El Paso Electric Co.	582
17	Great Plains Energy, Inc.	406
2	MGE Energy, Inc.	118
10	Pinnacle West Capital Corp.	595
14	PNM Resources, Inc.	326
23	Portland General Electric Co.	726
14	UNS Energy Corp.	722
24	Westar Energy, Inc.	793
		4,268
	Total common stocks
	(cost $58,444)	$68,947

	Total long-term investments
	(cost $58,444)	$68,947

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $87, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $89)
$87	0.07%, 7/31/2013	$87
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $205,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $209)
205	0.07%, 7/31/2013	205
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $74, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $75)
74	0.09%, 7/31/2013	74
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $169, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $172)
169	0.07%, 7/31/2013	169
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $266, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $271)
266	0.06%, 7/31/2013	266

3

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $64, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $65)
$63	0.10%, 7/31/2013		$63
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $131, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $134)
131	0.06%, 7/31/2013		131
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $247, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $252)
247	0.07%, 7/31/2013		247
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2014, value of $1)
1	0.05%, 7/31/2013		1
			1,243
	Total short-term investments
	(cost $1,243)		$1,243

	Total investments
	(cost $59,687) ▲	99 .9%	$70,190
	Other assets and liabilities	0 .1%	85
	Total net assets	100 .0%	$70,275

4

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $59,787 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,119
Unrealized Depreciation	(1,716)
Net Unrealized Appreciation	$10,403

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$68,947	$68,947	$–	$–
Short-Term Investments	1,243	–	1,243	–
Total	$70,190	$68,947	$1,243	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.8%
	Finance and Insurance - 16.6%
	American Home Mortgage Assets
$702	0.32%, 03/25/2047 Δ	$509
930	1.11%, 10/25/2046 Δ	651
	Asset Backed Funding Certificates
1,327	0.41%, 01/25/2037 ‡Δ	733
	Banc of America Commercial Mortgage Trust, Inc.
945	5.36%, 09/10/2047 ‡Δ	1,018
1,051	5.38%, 11/10/2042 Δ	1,106
830	5.63%, 07/10/2046 ‡Δ	911
	Banc of America Funding Corp.
752	0.38%, 10/20/2036 Δ	503
271	5.85%, 01/25/2037	208
	Banc of America Mortgage Securities
527	3.11%, 09/25/2035 Δ	480
	BB-UBS Trust
580	3.43%, 11/05/2036 ■‡	542
	BCAP LLC Trust
931	0.36%, 01/25/2037 Δ	640
887	0.37%, 03/25/2037 Δ	703
744	0.40%, 05/25/2047 Δ	474
	Bear Stearns Adjustable Rate Mortgage Trust
1,200	2.47%, 10/25/2035 ‡Δ	1,133
	Bear Stearns Alt-A Trust
1,417	0.57%, 05/25/2036 ‡Δ	850
	Bear Stearns Commercial Mortgage Securities, Inc.
345	5.41%, 12/11/2040	371
246	5.47%, 01/12/2045	276
286	5.54%, 10/12/2041 ‡	317
825	5.77%, 04/12/2038 ‡Δ	902
	Citigroup Commercial Mortgage Trust Class A4
360	6.13%, 12/10/2049 Δ	410
	Citigroup Commercial Mortgage Trust, Inc.
1,447	0.54%, 03/25/2037 ‡Δ	732
	Citigroup/Deutsche Bank Commercial Mortgage Trust
540	5.89%, 11/15/2044 ‡	613
	Commercial Mortgage Loan Trust
569	6.21%, 12/10/2049 ‡Δ	644
	Commercial Mortgage Pass-Through Certificates
900	3.15%, 08/15/2045 ‡	869
150	4.40%, 07/10/2045 ■	121
3,320	4.48%, 12/10/2045 ■‡Δ	2,341
1,355	4.93%, 11/15/2045 ■‡Δ	1,169
125	5.02%, 08/17/2045 ■	110
51	5.94%, 06/10/2046 Δ	56
	Commercial Mortgage Trust
705	3.21%, 04/10/2023 ‡	673
475	3.42%, 03/10/2031 ■	457
425	3.97%, 06/10/2046 ■	283
570	4.75%, 11/15/2045 ■	436
	Countrywide Alternative Loan Trust
839	0.51%, 11/25/2035 Δ	595
	Countrywide Home Loans, Inc.
1,514	3.08%, 09/25/2047 Δ	1,221
1,028	5.12%, 11/20/2035 Δ	854
	CS First Boston Mortgage Securities Corp.
667	4.83%, 04/15/2037 ‡	699
	Deutsche Alt-A Securities, Inc. Mortgage
998	0.31%, 08/25/2036 Δ	648
529	0.34%, 03/25/2037 Δ	297
	First Franklin Mortgage Loan Trust
1,805	0.43%, 04/25/2036 ‡Δ	1,026
	First Horizon Alternative Mortgage Securities
2,358	2.33%, 04/25/2036 ‡Δ	1,830
2,123	2.34%, 09/25/2035 ‡Δ	1,804
	First Horizon Mortgage Pass-through Trust
199	2.52%, 08/25/2037 Δ	159
	FREMF Mortgage Trust
330	3.60%, 05/25/2046 ■	287
	Fremont Home Loan Trust
652	0.34%, 10/25/2036 Δ	305
	GMAC Commercial Mortgage Securities, Inc.
220	5.24%, 11/10/2045 Δ	235
	GMAC Mortgage Corp. Loan Trust
1,382	3.68%, 09/19/2035 Δ	1,312
177	3.90%, 04/19/2036 Δ	147
	Goldman Sachs Mortgage Securities Corp. II
195	4.75%, 07/10/2039	205
	Goldman Sachs Mortgage Securities Trust
2,340	5.00%, 05/10/2045 ■‡Δ	1,886
2,520	5.02%, 11/10/2045 ■‡Δ	2,202
	Greenwich Capital Commercial Funding Corp.
1,175	5.74%, 12/10/2049	1,320
	GSAA Home Equity Trust
1,083	0.22%, 03/25/2047 Δ	603
1,018	0.26%, 12/25/2046 Δ	498
4,196	0.27%, 02/25/2037 ‡Δ	1,998
652	0.28%, 12/25/2036 Δ	323
1,606	0.29%, 03/25/2037 Δ	786
522	0.35%, 07/25/2036 Δ	247
1,184	0.36%, 03/25/2047 Δ	548
339	0.42%, 04/25/2047 Δ	192
868	0.43%, 11/25/2036 Δ	488
	GSAMP Trust
2,601	0.28%, 01/25/2037 ‡Δ	1,307
397	0.29%, 12/25/2046 Δ	203
704	0.39%, 11/25/2036 Δ	366
1,286	0.42%, 12/25/2046 Δ	667
	GSR Mortgage Loan Trust
1,701	2.80%, 01/25/2036 Δ	1,394
1,518	2.81%, 04/25/2035 ‡Δ	1,392
189	2.83%, 10/25/2035 Δ	160
	Harborview Mortgage Loan Trust
705	0.35%, 05/25/2038 Δ	470
1,347	0.38%, 01/19/2038 Δ	1,054
1,780	0.41%, 05/19/2047 ‡Δ	817
1,026	0.52%, 09/19/2035 Δ	733
	Home Equity Loan Trust
737	2.86%, 11/25/2035 Δ	663
	Impac Commercial Mortgage Backed Trust
134	1.69%, 02/25/2036 Δ	126
	Impac Secured Assets Trust
784	0.39%, 11/25/2036 Δ	442

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.8% - (continued)
	Finance and Insurance - 16.6% - (continued)
	Impac Secured Assets Trust - (continued)
$2,510	0.47%, 08/25/2036 ‡Δ	$1,571
	IndyMac Index Mortgage Loan Trust
668	0.40%, 04/25/2046 Δ	500
620	0.47%, 07/25/2035 Δ	490
395	0.48%, 01/25/2036 Δ	240
2,006	0.59%, 07/25/2046 ‡Δ	779
1,032	2.66%, 03/25/2036 ‡Δ	705
158	2.89%, 12/25/2036 Δ	131
	JP Morgan Chase Commercial Mortgage Securities Corp.
471	2.75%, 10/15/2045 ■	301
670	2.83%, 10/15/2045	630
625	3.91%, 05/05/2030 ■Δ	623
1,810	4.83%, 10/15/2045 ■Δ	1,569
1,036	5.34%, 08/12/2037 ‡	1,093
506	5.47%, 01/12/2043 ‡Δ	545
300	5.49%, 08/15/2046 ■Δ	281
	JP Morgan Mortgage Trust
2,363	2.80%, 05/25/2036 ‡Δ	2,080
620	2.90%, 08/25/2036 Δ	504
530	3.08%, 09/25/2035 Δ	495
	LB-UBS Commercial Mortgage Trust
1,104	5.87%, 09/15/2045	1,223
200	6.06%, 06/15/2038 Δ	223
433	6.32%, 04/15/2041 ‡Δ	502
	Lehman XS Trust
649	0.40%, 07/25/2046 Δ	467
	Merrill Lynch Mortgage Investors Trust
504	2.73%, 07/25/2035 Δ	389
	Morgan Stanley Capital I
453	4.99%, 08/13/2042	481
610	5.16%, 10/12/2052 ╦Δ	658
	Morgan Stanley Mortgage Loan Trust
3,038	0.36%, 05/25/2036 - 11/25/2036 Δ	1,424
	Residential Accredit Loans, Inc.
1,500	3.04%, 11/25/2037 ╦Δ	731
2,241	4.06%, 04/25/2035 ╦Δ	1,976
	Residential Asset Securitization Trust
1,021	0.64%, 03/25/2035 Δ	779
	RFMSI Trust
159	3.22%, 04/25/2037 Δ	133
	Sequoia Mortgage Trust
324	0.46%, 01/20/2035 Δ	293
88	2.54%, 07/20/2037 Δ	70
	Soundview Home Equity Loan Trust, Inc.
3,766	0.43%, 07/25/2036 ╦Δ	1,876
2,480	1.29%, 09/25/2037 ╦Δ	1,504
	Springleaf Mortgage Loan Trust
1,035	3.52%, 12/25/2065 ■	997
	Structured Adjustable Rate Mortgage Loan Trust
614	0.34%, 02/25/2037 Δ	416
2,552	2.50%, 02/25/2036 Δ	1,823
	Structured Asset Mortgage Investments, Inc.
765	0.41%, 05/25/2046 Δ	386
110	0.42%, 02/25/2036 Δ	79
	UBS-Barclays Commercial Mortgage Trust
810	2.97%, 04/10/2046 ╦	759
968	3.18%, 03/10/2046 ╦Δ	919
	Wachovia Bank Commercial Mortgage Trust
525	4.94%, 04/15/2042	553
201	5.42%, 01/15/2045 Δ	217
	Wells Fargo Alternative Loan Trust
288	2.88%, 12/28/2037 Δ	222
334	6.25%, 11/25/2037	307
	Wells Fargo Commercial Mortgage Trust
667	2.92%, 10/15/2045 ╦	630
270	4.94%, 10/15/2045 ■Δ	235
	Wells Fargo Mortgage Backed Securities Trust
1,809	2.72%, 04/25/2036 Δ	1,690
568	3.01%, 09/25/2036 Δ	506
217	5.16%, 10/25/2035 ╦Δ	212
	WF-RBS Commercial Mortgage Trust
1,325	3.34%, 06/15/2046	1,278
8,534	3.81%, 11/15/2044 ■►	920
550	4.32%, 03/15/2045 ■Δ	403
2,661	4.61%, 12/15/2045 ■╦Δ	2,018
445	4.90%, 06/15/2044 ■╦	486
3,565	4.96%, 11/15/2045 ■╦Δ	2,948
635	5.00%, 06/15/2044 ■	516
310	5.75%, 04/15/2045 ■Δ	291
		97,827

	Wireless Telecommunication Services - 0.2%
	SBA Tower Trust
1,355	3.60%, 04/15/2043 ■╦	1,343

	Total asset & commercial mortgage backed securities
	(cost $98,621)	$99,170

CORPORATE BONDS - 21.6%
	Accommodation and Food Services - 0.4%
	Caesars Operating Escrow
$135	9.00%, 02/15/2020 ■	$126
	Choice Hotels International, Inc.
621	5.75%, 07/01/2022 ‡	652
	Wynn Las Vegas LLC
1,135	7.75%, 08/15/2020 ╦	1,277
		2,055
	Administrative Waste Management and Remediation - 0.2%
	Casella Waste Systems, Inc.
140	7.75%, 02/15/2019	136
	Clean Harbors, Inc.
60	5.13%, 06/01/2021	61
191	5.25%, 08/01/2020	196
	Equinix, Inc.
50	4.88%, 04/01/2020	49
305	5.38%, 04/01/2023	303
	Iron Mountain, Inc.
240	7.75%, 10/01/2019	266
		1,011

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 21.6% - (continued)
		Apparel Manufacturing - 0.2%
		Hanesbrands, Inc.
	$480	6.38%, 12/15/2020	$526
		Phillips Van-Heusen Corp.
	270	7.38%, 05/15/2020	296
		PVH Corp.
	160	4.50%, 12/15/2022	157
			979
		Arts, Entertainment and Recreation - 1.7%
		AMC Entertainment, Inc.
	131	8.75%, 06/01/2019	142
	195	9.75%, 12/01/2020	222
		Carlson Wagonlit B.V.
	200	6.88%, 06/15/2019 ■	207
		CCO Holdings LLC
	2,505	5.25%, 09/30/2022 ‡	2,336
	270	5.75%, 01/15/2024	253
		Cedar Fair L.P.
	140	5.25%, 03/15/2021 ■	137
		Cinemark USA, Inc.
	30	5.13%, 12/15/2022	29
		Emdeon, Inc.
	355	11.00%, 12/31/2019	406
		Fidelity National Information Services, Inc.
	750	5.00%, 03/15/2022	767
		Gannett Co., Inc.
	365	5.13%, 07/15/2020 ■	364
		Gray Television, Inc.
	425	7.50%, 10/01/2020	447
		Great Canadian Gaming Co.
CAD	120	6.63%, 07/25/2022 ■	120
		Greektown Superholdings, Inc.
	380	13.00%, 07/01/2015	400
		Isle of Capri Casinos, Inc.
	361	8.88%, 06/15/2020	379
		Liberty Media Corp.
	650	8.50%, 07/15/2029	716
		NAI Entertainment Holdings LLC
	237	8.25%, 12/15/2017 ■	257
		National CineMedia LLC
	75	6.00%, 04/15/2022	78
		NBC Universal Enterprise
	440	5.25%, 12/19/2049 ■	436
		NCR Corp.
	565	4.63%, 02/15/2021	550
	60	5.00%, 07/15/2022	58
		Regal Entertainment Group
	72	5.75%, 02/01/2025	69
		Sirius XM Radio, Inc.
	70	4.25%, 05/15/2020 ■	65
	195	4.63%, 05/15/2023 ■	179
	110	5.25%, 08/15/2022 ■	106
		Starz Financial Corp
	120	5.00%, 09/15/2019	121
		Univision Communications, Inc.
	310	6.75%, 09/15/2022 ■	333
		Videotron Ltee
	557	5.00%, 07/15/2022	552
			9,729
		Beverage and Tobacco Product Manufacturing - 0.2%
		Constellation Brands, Inc.
	120	4.25%, 05/01/2023	113
	740	6.00%, 05/01/2022 ‡	799
	415	7.25%, 05/15/2017	473
			1,385
		Chemical Manufacturing - 0.3%
		Ashland, Inc.
	235	4.75%, 08/15/2022 ■	232
		Chemtura Corp.
	15	5.75%, 07/15/2021	15
		Ferro Corp.
	180	7.88%, 08/15/2018 ‡	188
		Hexion Specialty Chemicals
	265	8.88%, 02/01/2018	276
		Hexion U.S. Finance Corp.
	125	6.63%, 04/15/2020	128
		Ineos Group Holdings plc
	515	6.13%, 08/15/2018 ■	502
		LyondellBasell Industries N.V.
	300	6.00%, 11/15/2021	343
			1,684
		Computer and Electronic Product Manufacturing - 0.5%
		CDW Escrow Corp.
	800	8.50%, 04/01/2019 ‡	878
		Esterline Technologies Corp.
	530	7.00%, 08/01/2020	572
		Freescale Semiconductor, Inc.
	135	8.05%, 02/01/2020	144
		Jabil Circuit, Inc.
	180	4.70%, 09/15/2022	176
		ON Semiconductor Corp.
	87	2.63%, 12/15/2026 ۞	100
		Seagate HDD Cayman
	725	6.88%, 05/01/2020 ╦	787
	490	7.00%, 11/01/2021	533
			3,190
		Construction - 0.4%
		K Hovnanian Enterprises, Inc.
	486	9.13%, 11/15/2020 ■	533
		KB Home
	181	1.38%, 02/01/2019 ۞	184
	371	7.50%, 09/15/2022	398
		Lennar Corp.
	475	4.75%, 12/15/2017	485
	200	4.75%, 11/15/2022 ■	192
		M/I Homes, Inc.
	50	3.00%, 03/01/2018	51
		Pulte Homes, Inc.
	90	6.38%, 05/15/2033	83
		Ryland Group, Inc.
	255	5.38%, 10/01/2022	242
			2,168
		Fabricated Metal Product Manufacturing - 0.4%
		Anixter International, Inc.
	105	5.63%, 05/01/2019	110
		Ball Corp.
	570	4.00%, 11/15/2023	522
	230	5.00%, 03/15/2022 ‡	231
	640	6.75%, 09/15/2020 ‡	693

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 21.6% - (continued)
		Fabricated Metal Product Manufacturing - 0.4% - (continued)
		BOE Intermediate Holdings Corp.
	$185	9.00%, 11/01/2017 ■Þ	$189
		Crown Americas, Inc.
	175	4.50%, 01/15/2023 ■	163
		Masco Corp.
	520	5.95%, 03/15/2022 ╦	556
		Ply Gem Industries, Inc.
	78	9.38%, 04/15/2017	83
			2,547
		Finance and Insurance - 4.0%
		Ally Financial, Inc.
	495	5.50%, 02/15/2017	523
		CIT Group, Inc.
	1,222	5.50%, 02/15/2019 ■‡	1,282
		Community Choice Financial, Inc.
	300	10.75%, 05/01/2019	287
		Credit Acceptance Corp.
	471	9.13%, 02/01/2017	503
		Deutsche Bank AG
	750	4.30%, 05/24/2028	681
		DuPont Fabros Technology L.P.
	260	8.50%, 12/15/2017	276
		Felcor Lodging L.P.
	130	5.63%, 03/01/2023	127
		Fibria Overseas Finance Ltd.
	830	6.75%, 03/03/2021 ■‡	905
		General Motors Financial Co., Inc.
	205	2.75%, 05/15/2016 ■	204
	100	3.25%, 05/15/2018 ■	98
	40	4.25%, 05/15/2023 ■	38
		Host Hotels & Resorts L.P.
	700	6.00%, 11/01/2020	764
		Ineos Finance plc
	481	8.38%, 02/15/2019 ■	528
		ING US, Inc.
	591	5.50%, 07/15/2022 ■	638
	405	5.65%, 05/15/2053 ■	381
		Ladder Capital Finance Holdings LLC
	836	7.38%, 10/01/2017 ■‡	863
		Lloyds Banking Group plc
	520	6.50%, 09/14/2020 ■	564
	1,000	7.88%, 11/01/2020 ■‡	1,058
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	1,784
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■	543
		MPH International Holding 2
	241	8.38%, 08/01/2018 ■	246
		National Money Mart Co.
	230	10.38%, 12/15/2016	244
		Nationstar Mortgage LLC
	75	6.50%, 08/01/2018	76
	310	7.88%, 10/01/2020	333
		Natixis
	4,900	0.52%, 01/15/2019 Δ	4,729
		Nuveen Investments, Inc.
	325	9.13%, 10/15/2017 ■	329
	386	9.50%, 10/15/2020 ■	391
		Provident Funding Associates L.P.
	245	6.75%, 06/15/2021 ■	248
		Royal Bank of Scotland Group plc
	1,480	6.13%, 12/15/2022 ╦	1,430
		SLM Corp.
	100	6.00%, 01/25/2017 ╦	106
	545	6.25%, 01/25/2016 ╦	580
	840	8.45%, 06/15/2018 ╦	966
		Softbank Corp.
	605	4.50%, 04/15/2020 ■	585
		TMX Finance LLC
	405	8.50%, 09/15/2018 ■	417
		UBS AG Stamford CT
	515	7.63%, 08/17/2022	573
			23,300
		Food Manufacturing - 0.0%
		Pinnacle Foods Finance LLC
	250	4.88%, 05/01/2021 ■	234

		Furniture and Related Product Manufacturing - 0.0%
		Tempur-Pedic International, Inc.
	40	6.88%, 12/15/2020 ■	42

		Health Care and Social Assistance - 1.4%
		Alere, Inc.
	310	6.50%, 06/15/2020 ■	317
		Biomet, Inc.
	425	6.50%, 08/01/2020 - 10/01/2020	440
		BioScrip, Inc.
	305	10.25%, 10/01/2015	322
		Community Health Systems, Inc.
	1,371	5.13%, 08/15/2018 ‡	1,398
	265	7.13%, 07/15/2020	271
		Exelixis, Inc.
	110	4.25%, 08/15/2019 ۞	114
		Fresenius Medical Care U.S. Finance II, Inc.
	340	5.63%, 07/31/2019 ■	360
	250	9.00%, 07/15/2015 ■	277
		HCA Holdings, Inc.
	340	6.25%, 02/15/2021	353
		HCA, Inc.
	360	4.75%, 05/01/2023	347
	260	5.88%, 05/01/2023	263
	800	6.50%, 02/15/2020 ‡	881
	790	7.50%, 11/15/2095 ‡	713
	1,225	8.50%, 04/15/2019 ‡	1,326
		Health Management Associates, Inc.
	155	7.38%, 01/15/2020	175
		Hologic, Inc.
	275	2.00%, 03/01/2042 ۞	293
	65	6.25%, 08/01/2020	69
		Savient Pharmaceuticals, Inc.
	350	4.75%, 02/01/2018 ۞	66
		Tenet Healthcare Corp.
	30	4.50%, 04/01/2021 ■	28
		VPII Escrow Corp
	230	6.75%, 08/15/2018 ■	243
			8,256

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 21.6% - (continued)
	Information - 3.7%
	Altice Financing S.A.
$330	7.88%, 12/15/2019 ■	$352
	Audatex North America, Inc.
605	6.75%, 06/15/2018	646
	Brocade Communications Systems, Inc.
475	4.63%, 01/15/2023 ■	447
	CSC Holdings, Inc.
155	7.63%, 07/15/2018	178
	DISH DBS Corp.
140	5.00%, 03/15/2023	131
2,250	5.88%, 07/15/2022 ‡	2,244
835	6.75%, 06/01/2021 ‡	885
425	7.88%, 09/01/2019	484
	First Data Corp.
410	6.75%, 11/01/2020 ■	428
595	8.25%, 01/15/2021 ■	622
	Harron Communications L.P.
240	9.13%, 04/01/2020 ■	265
	Hughes Satelite Systems Corp.
630	6.50%, 06/15/2019	669
	Intelsat Jackson Holdings S.A.
310	6.63%, 12/15/2022 ■	317
250	7.50%, 04/01/2021	272
	Intelsat Luxembourg S.A.
60	6.75%, 06/01/2018 ■	63
560	7.75%, 06/01/2021 ■	589
	InterActiveCorp
130	4.75%, 12/15/2022	123
	Lawson Software, Inc.
147	9.38%, 04/01/2019	164
	Level 3 Communications, Inc.
105	8.88%, 06/01/2019	113
	Level 3 Escrow, Inc.
75	8.13%, 07/01/2019	81
	Level 3 Financing, Inc.
527	10.00%, 02/01/2018 ‡	569
	MetroPCS Wireless, Inc.
640	7.88%, 09/01/2018	694
	MTS International Funding Ltd.
1,040	5.00%, 05/30/2023 ■╦	973
	Netflix, Inc.
510	5.38%, 02/01/2021 ■	515
	NII Capital Corp.
240	7.63%, 04/01/2021	193
	NII International Telecom S.a.r.l.
290	7.88%, 08/15/2019 ■	278
55	11.38%, 08/15/2019 ■	60
	SBA Communications Corp.
265	5.63%, 10/01/2019	267
	SBA Telecommunications, Inc.
90	5.75%, 07/15/2020	92
	Softbrands, Inc.
103	11.50%, 07/15/2018	119
	Sprint Nextel Corp.
799	7.00%, 03/01/2020 ■╦	871
451	9.00%, 11/15/2018 ■╦	534
	Syniverse Holdings, Inc.
480	9.13%, 01/15/2019	518
	TW Telecom Holdings, Inc.
130	5.38%, 10/01/2022	131
	Unitymedia Hessen GmbH & Co.
330	5.50%, 01/15/2023 ■╦	321
490	7.50%, 03/15/2019 ■╦	529
	UPCB Finance III Ltd.
1,125	6.63%, 07/01/2020 ■╦	1,204
	Vimpelcom Holdings
1,285	5.95%, 02/13/2023 ■╦	1,195
	Wind Acquisition Finance S.A.
1,420	7.25%, 02/15/2018 ■	1,461
	Windstream Corp.
125	6.38%, 08/01/2023	119
1,515	7.75%, 10/15/2020 ‡	1,614
225	7.88%, 11/01/2017	251
	Zayo Group LLC
10	8.13%, 01/01/2020	11
5	10.13%, 07/01/2020	6
		21,598
	Machinery Manufacturing - 0.4%
	Case New Holland, Inc.
1,700	7.88%, 12/01/2017 ‡	1,993
	Weekley Homes LLC
35	6.00%, 02/01/2023 ■Θ	35
		2,028
	Mining - 0.3%
	American Rock Salt Co. LLC
81	8.25%, 05/01/2018 ■	79
	Consol Energy, Inc.
130	8.00%, 04/01/2017	139
	Peabody Energy Corp.
480	6.25%, 11/15/2021	470
420	6.50%, 09/15/2020 ╦	425
335	7.38%, 11/01/2016 ╦	374
	Vulcan Materials Co.
60	7.15%, 11/30/2037	60
100	7.50%, 06/15/2021	113
		1,660
	Miscellaneous Manufacturing - 0.5%
	BE Aerospace, Inc.
1,525	5.25%, 04/01/2022 ‡	1,573
	Bombardier, Inc.
300	7.75%, 03/15/2020 ■	343
	DigitalGlobe, Inc.
250	5.25%, 02/01/2021 ■	236
	Owens-Brockway Glass Container, Inc.
35	7.38%, 05/15/2016	40
	TransDigm Group, Inc.
490	7.75%, 12/15/2018	522
		2,714
	Motor Vehicle and Parts Manufacturing - 0.3%
	Tenneco, Inc.
645	6.88%, 12/15/2020	696
	TRW Automotive, Inc.
950	7.25%, 03/15/2017 ■╦	1,088
		1,784
	Nonmetallic Mineral Product Manufacturing - 0.4%
	Ardagh Packaging Finance plc
275	7.38%, 10/15/2017 ■	293
200	9.13%, 10/15/2020 ■	217

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 21.6% - (continued)
	Nonmetallic Mineral Product Manufacturing - 0.4% - (continued)
	Cemex S.A.B. de C.V.
$105	3.75%, 03/15/2018	$138
	Grupo Cementos Chihuahua
1,180	8.13%, 02/08/2020 ■	1,221
	Silgan Holdings, Inc.
730	5.00%, 04/01/2020	734
		2,603
	Other Services - 0.1%
	Service Corp. International
530	4.50%, 11/15/2020	511
145	5.38%, 01/15/2022 ■	146
		657
	Paper Manufacturing - 0.2%
	Cascades, Inc.
275	7.88%, 01/15/2020	290
	Clearwater Paper Corp.
120	4.50%, 02/01/2023	113
	Rock-Tenn Co.
40	3.50%, 03/01/2020	40
300	4.00%, 03/01/2023	289
	Smurfit Kappa Acquisitions
410	4.88%, 09/15/2018 ■	409
		1,141
	Petroleum and Coal Products Manufacturing - 1.3%
	Antero Resources Finance Corp.
320	7.25%, 08/01/2019	338
	Chesapeake Energy Corp.
521	2.50%, 05/15/2037 ۞‡	499
	Cobalt International Energy, Inc.
145	2.63%, 12/01/2019 ۞	162
	Continental Resources, Inc.
360	5.00%, 09/15/2022	362
	Denbury Resources, Inc.
415	4.63%, 07/15/2023	380
	EDC Finance Ltd.
1,115	4.88%, 04/17/2020 ■	1,031
	Endeavour International Corp.
350	12.00%, 03/01/2018	358
	EPE Holding/EP Energy Bond
125	8.13%, 12/15/2017 ■Þ	128
	Everest Acquisition LLC
165	6.88%, 05/01/2019	177
373	9.38%, 05/01/2020	423
	Ferrellgas Partners L.P.
90	6.50%, 05/01/2021	91
	Harvest Operations Corp.
81	6.88%, 10/01/2017	89
	MEG Energy Corp.
305	6.38%, 01/30/2023 ■	305
	Newfield Exploration Co.
625	5.75%, 01/30/2022	644
600	6.88%, 02/01/2020	639
	Range Resources Corp.
250	5.75%, 06/01/2021	264
550	6.75%, 08/01/2020	594
	Rosetta Resources, Inc.
160	5.63%, 05/01/2021	160
305	9.50%, 04/15/2018	331
	Seadrill Ltd.
640	5.63%, 09/15/2017 ■	643
		7,618
	Pipeline Transportation - 0.8%
	El Paso Corp.
520	7.00%, 06/15/2017	579
630	7.80%, 08/01/2031	665
	Energy Transfer Equity L.P.
1,250	7.50%, 10/15/2020 ‡	1,408
	Kinder Morgan Finance Co.
1,615	6.00%, 01/15/2018 ■‡	1,753
	MarkWest Energy Partners L.P.
170	5.50%, 02/15/2023	172
182	6.25%, 06/15/2022	195
		4,772
	Plastics and Rubber Products Manufacturing - 0.1%
	Associated Materials LLC
10	9.13%, 11/01/2017	11
75	9.13%, 11/01/2017 ■	81
	Continental Rubber of America Corp.
445	4.50%, 09/15/2019 ■	452
	Nortek, Inc.
125	8.50%, 04/15/2021	135
110	8.50%, 04/15/2021 ■	118
		797
	Printing and Related Support Activities - 0.2%
	Deluxe Corp.
185	6.00%, 11/15/2020	192
465	7.00%, 03/15/2019	497
	Quebecor Media, Inc.
60	5.75%, 01/15/2023	59
	Valassis Communications, Inc.
690	6.63%, 02/01/2021	666
		1,414
	Professional, Scientific and Technical Services - 0.3%
	Flextronics International Ltd.
115	4.63%, 02/15/2020 ■	114
170	5.00%, 02/15/2023 ■	168
	Lamar Media Corp.
405	5.88%, 02/01/2022	417
	Lender Processing Services, Inc.
205	5.75%, 04/15/2023	219
	SunGard Data Systems, Inc.
475	7.38%, 11/15/2018	504
155	7.63%, 11/15/2020	168
		1,590
	Real Estate, Rental and Leasing - 1.1%
	Air Lease Corp.
395	4.50%, 01/15/2016	402
755	6.13%, 04/01/2017	793
	CBRE Services, Inc.
575	5.00%, 03/15/2023 ‡	552
	Hertz Global Holdings, Inc.
135	5.88%, 10/15/2020	142
85	6.25%, 10/15/2022	90

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 21.6% - (continued)
		Real Estate, Rental and Leasing - 1.1% - (continued)
		International Lease Finance Corp.
	$500	5.65%, 06/01/2014 ‡	$513
	375	5.75%, 05/15/2016	395
	1,960	5.88%, 04/01/2019 ‡	2,048
	100	6.25%, 05/15/2019	106
	760	6.75%, 09/01/2016 ■‡	836
		United Rentals North America, Inc.
	575	5.75%, 07/15/2018	615
			6,492
		Retail Trade - 1.3%
		99 Cents Only Stores
	360	11.00%, 12/15/2019	407
		AmeriGas Finance LLC
	715	7.00%, 05/20/2022 ‡	761
		ARAMARK Corp.
	345	5.75%, 03/15/2020 ■	359
		Arcelik AS
	995	5.00%, 04/03/2023 ■	881
		AutoNation, Inc.
	325	5.50%, 02/01/2020	345
		Building Materials Corp.
	644	6.75%, 05/01/2021 ■‡	689
	141	7.50%, 03/15/2020 ■‡	152
		GRD Holding III Corp.
	250	10.75%, 06/01/2019 ■	268
		J. C. Penney Co., Inc.
	105	5.65%, 06/01/2020	85
	85	6.38%, 10/15/2036	64
	170	7.40%, 04/01/2037	132
	20	7.95%, 04/01/2017	19
		Ltd. Brands, Inc.
	1,145	5.63%, 02/15/2022 ╦	1,186
	95	6.95%, 03/01/2033	95
		Michaels Stores, Inc.
	445	7.75%, 11/01/2018	482
		Party City Nextco Holdings
	290	8.75%, 08/15/2019 ■	289
		PC Merger Sub, Inc.
	395	8.88%, 08/01/2020 ■	433
		Sally Holdings LLC
	530	5.75%, 06/01/2022	551
		Sotheby's
	365	5.25%, 10/01/2022 ■	352
			7,550
		Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
		Avon Products, Inc.
	50	4.60%, 03/15/2020	52
	190	5.00%, 03/15/2023	189
			241
		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	150	6.88%, 03/15/2018	164
	575	7.13%, 03/15/2021	632
			796
		Utilities - 0.8%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020 ‡	1,273
		Calpine Corp.
	1,404	7.50%, 02/15/2021 ■‡	1,502
		Dolphin Subsidiary II, Inc.
	1,005	7.25%, 10/15/2021 ‡	1,040
		EDP Finance B.V.
	645	4.90%, 10/01/2019 ■	637
		Texas Competitive Electric Co.
	410	11.50%, 10/01/2020 ■	308
			4,760
		Wholesale Trade - 0.0%
		Ainsworth Lumber Ltd.
	90	7.50%, 12/15/2017 ■	95

		Wood Product Manufacturing - 0.0%
		Boise Cascade Co.
	90	6.38%, 11/01/2020	93

		Total corporate bonds
		(cost $126,022)	$126,983

FOREIGN GOVERNMENT OBLIGATIONS - 26.5%
		Argentina - 1.0%
		Argentina (Republic of)
	$4,225	7.00%, 04/17/2017	$3,592
	4,320	8.28%, 12/31/2033	2,552
			6,144
		Austria - 0.2%
		Austria (Republic of)
EUR	255	3.50%, 09/15/2021 ■	385
EUR	385	4.65%, 01/15/2018 ■╦	596
			981
		Belgium - 0.3%
		Belgium (Kingdom of)
EUR	435	4.00%, 03/28/2022	658
EUR	620	4.00%, 03/28/2017 ■	917
			1,575
		Brazil - 2.1%
		Brazil (Republic of)
	1,750	5.63%, 01/07/2041 ‡	1,728
	2,125	5.88%, 01/15/2019 ‡	2,398
	3,600	8.25%, 01/20/2034 ‡	4,680
	2,075	11.00%, 08/17/2040 ‡	2,459
	715	12.25%, 03/06/2030 ‡	1,219
			12,484
		Bulgaria - 0.1%
		Bulgaria (Republic of)
	400	8.25%, 01/15/2015 §	440

		Colombia - 1.1%
		Colombia (Republic of)
	1,800	7.38%, 09/18/2037 ‡	2,277
	700	8.13%, 05/21/2024 ‡	923
COP	56,000	9.85%, 06/28/2027	39
	2,105	11.75%, 02/25/2020 ‡	3,084
COP	103,000	12.00%, 10/22/2015	62
			6,385

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 26.5% - (continued)
		Croatia - 0.4%
		Croatia (Republic of)
	$1,940	6.38%, 03/24/2021 §	$2,052

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	1,745	4.00%, 11/15/2019	367

		Ecuador - 0.0%
		Ecuador (Republic of)
	220	9.38%, 12/15/2015 §	229

		Finland - 0.1%
		Finland (Republic of)
EUR	115	3.38%, 04/15/2020 ■	173
EUR	200	3.88%, 09/15/2017 ■	300
			473
		France - 0.7%
		France (Government of)
EUR	100	1.00%, 05/25/2018	133
EUR	2,740	3.75%, 04/25/2017 ╦	4,047
			4,180
		Hungary - 0.5%
		Hungary (Republic of)
	1,108	5.38%, 02/21/2023 ‡	1,057
	580	6.25%, 01/29/2020 ‡	612
HUF	123,980	6.75%, 02/24/2017	578
HUF	21,650	7.50%, 11/12/2020	105
	700	7.63%, 03/29/2041	735
			3,087
		Indonesia - 1.3%
		Indonesia (Republic of)
	3,515	6.88%, 01/17/2018 §	3,981
	2,590	7.75%, 01/17/2038 §	3,121
	275	8.50%, 10/12/2035 §	353
			7,455
		Ireland - 0.1%
		Ireland (Republic of)
EUR	365	4.50%, 10/18/2018 - 04/18/2020	516
			516
		Italy - 0.6%
		Italy Buoni Poliennali del Tesoro
EUR	2,755	3.50%, 11/01/2017	3,728
EUR	60	4.50%, 05/01/2023	81
			3,809
		Japan - 1.9%
		Japan (Government of)
JPY	141,750	0.30%, 03/20/2017	1,453
JPY	701,150	0.40%, 09/20/2016 ╦	7,215
JPY	82,700	0.50%, 03/20/2016	853
JPY	85,850	1.30%, 12/20/2018	922
JPY	92,350	1.40%, 09/20/2019	1,000
			11,443
		Malaysia - 0.3%
		Malaysia (Government of)
MYR	1,620	4.26%, 09/15/2016	510
MYR	3,065	4.38%, 11/29/2019	964
MYR	1,020	5.09%, 04/30/2014	319
			1,793
		Mexico - 2.0%
		Mexican Bonos De Desarrollo
MXN	4,998	6.50%, 06/10/2021	407
MXN	3,292	7.25%, 12/15/2016	278
MXN	14,971	10.00%, 12/05/2024	1,560
		United Mexican States
	6,998	4.75%, 03/08/2044 ╦	6,438
	2,226	5.75%, 10/12/2110 ╦	2,081
MXN	2,238	6.50%, 06/09/2022	182
MXN	2,125	7.75%, 12/14/2017	184
MXN	6,916	9.50%, 12/18/2014	580
			11,710
		Netherlands - 0.2%
		Netherlands (Kingdom of)
EUR	345	2.25%, 07/15/2022 ■	474
EUR	575	4.00%, 07/15/2018 ■	876
			1,350
		Norway - 0.0%
		Norway (Kingdom of)
NOK	955	3.75%, 05/25/2021	176

		Panama - 0.6%
		Panama (Republic of)
	425	7.25%, 03/15/2015	463
	1,770	8.88%, 09/30/2027	2,478
	440	9.38%, 04/01/2029	645
			3,586
		Peru - 0.8%
		Peru (Republic of)
PEN	650	7.84%, 08/12/2020	270
	2,800	8.75%, 11/21/2033	4,074
	475	9.88%, 02/06/2015	534
			4,878
		Philippines - 1.6%
		Philippines (Republic of)
	1,760	6.38%, 01/15/2032 ╦	2,061
	4,665	10.63%, 03/16/2025 ╦	7,324
			9,385
		Poland - 0.5%
		Poland (Republic of)
PLN	3,445	4.66%, 01/25/2014 ○	1,065
PLN	3,785	5.25%, 10/25/2017 - 10/25/2020	1,281
PLN	1,555	5.75%, 10/25/2021	545
			2,891
		Russia - 2.7%
		Russia (Federation of)
	1,400	3.25%, 04/04/2017 §	1,448
	3,400	3.63%, 04/29/2015 §	3,536
	3,100	5.00%, 04/29/2020 §	3,356
	2,861	7.50%, 03/31/2030 §‡	3,354
	2,360	12.75%, 06/24/2028 §	4,083
			15,777
		Singapore - 0.1%
		Singapore (Republic of)
SGD	400	3.75%, 09/01/2016 ╦	348

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 26.5% - (continued)
		South Africa - 0.8%
		South Africa (Republic of)
	$2,855	6.88%, 05/27/2019 ╦	$3,283
ZAR	1,000	7.00%, 02/28/2031	86
ZAR	7,230	8.00%, 12/21/2018	763
ZAR	1,730	8.25%, 09/15/2017	184
ZAR	4,600	10.50%, 12/21/2026 ╦	553
			4,869
		Spain - 0.6%
		Spain (Kingdom of)
EUR	675	3.30%, 10/31/2014	916
EUR	1,215	4.50%, 01/31/2018	1,695
EUR	475	5.50%, 04/30/2021	684
			3,295
		Sweden - 0.1%
		Sweden (Kingdom of)
SEK	1,070	1.50%, 11/13/2023	154
SEK	2,615	3.75%, 08/12/2017	438
			592
		Switzerland - 0.0%
		Switzerland (Republic of)
CHF	50	2.00%, 05/25/2022	59
CHF	145	3.00%, 01/08/2018	175
			234
		Turkey - 2.9%
		Turkey (Republic of)
	5,225	5.13%, 03/25/2022	5,290
	530	5.63%, 03/30/2021	559
	4,260	6.00%, 01/14/2041	4,111
	1,865	7.25%, 03/15/2015	2,005
	3,440	7.50%, 07/14/2017	3,947
TRY	1,000	10.00%, 06/17/2015	526
TRY	785	10.50%, 01/15/2020	433
			16,871
		Ukraine - 0.3%
		Ukraine (Government of)
	1,990	6.25%, 06/17/2016 §	1,866

		United Kingdom - 0.5%
		United Kingdom (Government of)
GBP	580	1.00%, 09/07/2017	883
GBP	115	1.75%, 09/07/2022	166
GBP	1,005	2.00%, 01/22/2016	1,586
		United Kingdom Gilt
GBP	55	3.25%, 01/22/2044	79
			2,714
		Venezuela - 2.0%
		Venezuela (Republic of)
	2,845	7.00%, 12/01/2018 §	2,397
	2,380	8.25%, 10/13/2024 §	1,833
	4,320	11.95%, 08/05/2031 §	4,082
	3,615	12.75%, 08/23/2022 §	3,687
			11,999
		Total foreign government obligations
		(cost $163,130)	$155,954

SENIOR FLOATING RATE INTERESTS ♦ - 25.4%
		Accommodation and Food Services - 0.6%
		Caesars Entertainment Operating Co., Inc.
	$1,397	4.44%, 01/28/2018	$1,208
	1,930	9.50%, 10/31/2016	1,913
		Four Seasons Holdings Inc
	310	4.25%, 06/27/2020	314
	275	6.25%, 12/27/2020	279
			3,714
		Administrative Waste Management and Remediation - 0.6%
		Acosta, Inc.
	1,107	5.00%, 03/02/2018	1,117
		ADS Waste Holdings, Inc.
	433	4.25%, 10/09/2019	436
		Affinia Group, Inc.
	115	4.75%, 04/25/2020	116
		Audio Visual Services Group, Inc.
	1,260	6.75%, 11/09/2018	1,267
		Brickman Group Holdings, Inc.
	309	3.27%, 10/14/2016	310
	389	4.00%, 09/28/2018	391
			3,637
		Agriculture, Construction, Mining and Machinery - 0.1%
		Pro Mach, Inc.
	410	5.00%, 07/06/2017	412

		Air Transportation - 0.4%
		AWAS Finance Luxembourg S.aár.l.
	556	3.50%, 07/16/2018	559
		Delta Air Lines, Inc.
	612	4.00%, 10/18/2018	615
		Delta Air Lines, Inc., Term Loan
	987	4.25%, 04/20/2017	994
			2,168
		Apparel Manufacturing - 0.2%
		J. Crew Group, Inc.
	985	4.00%, 03/07/2018	990

		Arts, Entertainment and Recreation - 1.7%
		Affinity Gaming LLC
	562	5.50%, 11/09/2017	570
		Formula One Holdings
	2,186	4.50%, 04/30/2019	2,207
		FoxCo Acquisition LLC
	263	5.50%, 07/14/2017	265
		Golden Nugget, Inc.
	289	3.19%, 06/22/2014 Þ	282
		Golden Nugget, Inc., Delayed Draw
	161	3.19%, 06/22/2014 Þ	157
		Hoyts Group Holdings LLC
	760	4.00%, 05/30/2020	762
		Kabel Deutschland Holding AG
	1,395	3.25%, 02/01/2019	1,393
		MGM Resorts International
	915	3.50%, 12/20/2019	916
		Penn National Gaming, Inc.
	367	3.75%, 07/16/2018	369
		Salem Communications Corp.
	163	4.50%, 03/13/2020	163

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 25.4% - (continued)
		Arts, Entertainment and Recreation - 1.7% - (continued)
		Seminole (The) Tribe of Florida, Inc.
	$305	3.00%, 04/29/2020	$305
		Town Sports International LLC
	1,214	5.75%, 04/27/2018	1,225
		Tribune Co.
	975	4.00%, 12/31/2019	979
		Warner Music Group Corp.
	675	3.75%, 07/01/2020	676
			10,269
		Chemical Manufacturing - 1.0%
		Arysta LifeScience Corp.
	795	4.50%, 05/29/2020	800
		CeramTec
EUR	180	07/30/2020◊☼	241
		Chemtura Corp.
	140	5.50%, 08/29/2016	141
		Cytec Industries, Inc.
	34	4.50%, 10/04/2019	35
		DuPont Performance Coatings, Inc.
	165	4.75%, 02/01/2020	166
		Ineos US Finance LLC
	1,112	4.00%, 05/04/2018	1,110
		MacDermid, Inc.
	640	4.00%, 06/07/2020	642
	175	7.75%, 12/07/2020	177
		Monarch, Inc.
	66	4.50%, 10/04/2019	66
	125	8.25%, 04/03/2020	127
		Pinnacle Operating Corp.
	509	3.25%, 04/29/2020	508
	903	4.75%, 11/15/2018	906
		PQ Corp.
	1,025	4.50%, 08/07/2017	1,034
			5,953
		Computer and Electronic Product Manufacturing - 0.8%
		CDW LLC
	1,078	3.50%, 04/29/2020	1,071
		Ceridian Corp.
	986	5.94%, 05/09/2017	991
		Freescale Semiconductor, Inc.
	1,496	5.00%, 03/01/2020	1,511
		NXP Semiconductors N.V.
	1,015	4.75%, 01/10/2020	1,033
			4,606
		Construction - 0.2%
		Aluma Systems, Inc.
	188	6.25%, 10/23/2018	191
		Brand Energy & Infrastructure Services, Inc.
	784	6.25%, 10/23/2018	797
			988
		Educational Services - 0.0%
		Bright Horizons Family Solutions, Inc.
	174	4.00%, 01/30/2020	175

		Electrical Equipment, Appliance Manufacturing - 0.3%
		WESCO Distribution, Inc.
	1,990	4.50%, 12/12/2019	1,999
		Finance and Insurance - 1.6%
		Asurion LLC
	620	07/08/2020 ◊☼	607
	842	4.50%, 05/24/2019	840
		Chrysler Group LLC
	1,558	4.25%, 05/24/2017	1,581
		Cooper Gay Swett & Crawford Ltd.
	340	5.00%, 04/16/2020	343
		Evertec LLC
	405	3.50%, 04/17/2020	403
		Guggenheim Partners LLC
	225	4.25%, 07/22/2020	228
		ION Trading Technologies Ltd.
	345	4.50%, 05/22/2020	346
	270	8.25%, 05/22/2021	271
		National Financial Partners Corp.
	670	5.25%, 07/01/2020	671
		Nuveen Investments, Inc.
	2,041	4.19%, 05/13/2017	2,040
		Ocwen Financial Corp.
	349	5.00%, 02/15/2018	353
		USI Insurance Services LLC
	418	5.25%, 12/27/2019	422
		Walter Investment Management
	1,394	5.75%, 11/28/2017	1,402
			9,507
		Food Manufacturing - 0.6%
		Advance Pierre Foods, Inc.
	399	5.75%, 07/10/2017	403
		Dole Food Co., Inc.
	359	3.75%, 04/01/2020	359
		H.J. Heinz Co.
	610	3.50%, 06/05/2020	616
		Hostess Brands, Inc.
	185	6.75%, 04/09/2020	190
		U.S. Foodservice, Inc.
	2,023	4.50%, 03/31/2019	2,026
			3,594
		Food Services - 0.6%
		Dunkin' Brands, Inc.
	733	3.75%, 02/14/2020	737
		Landry's, Inc.
	708	4.75%, 04/24/2018	714
		OSI Restaurant Partners, Inc.
	1,297	3.50%, 10/28/2019	1,302
		Wendy's International, Inc.
	513	3.25%, 05/15/2019	514
			3,267
		Furniture and Related Product Manufacturing - 0.4%
		AOT Bedding Super Holdings LLC
	517	5.00%, 10/01/2019	521
		Tempur-Pedic International, Inc.
	826	3.50%, 03/18/2020	823
		Wilsonart International Holding LLC
	806	4.00%, 10/31/2019	805
			2,149
		Health Care and Social Assistance - 2.3%
		Alkermes, Inc.
	442	3.50%, 09/25/2019	442

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 25.4% - (continued)
	Health Care and Social Assistance - 2.3% - (continued)
	American Renal Holdings, Inc.
$520	8.50%, 03/20/2020	$514
	Aptalis Pharma, Inc.
2,222	5.50%, 02/10/2017	2,227
	Bausch & Lomb, Inc.
906	4.00%, 05/18/2019	905
	Catalent Pharma Solutions, Inc.
301	4.25%, 09/15/2017	303
260	6.50%, 12/29/2017	260
	Convatec, Inc.
175	5.00%, 12/22/2016	175
	DaVita, Inc.
433	4.00%, 11/01/2019	435
	HCA, Inc.
1,000	2.94%, 05/01/2018	1,003
	Health Management Associates, Inc.
972	3.50%, 11/16/2018	975
	Hologic, Inc.
243	4.50%, 08/01/2019	243
	IMS Health, Inc.
390	3.75%, 09/01/2017	392
	MultiPlan, Inc.
838	4.00%, 08/26/2017	844
	Par Pharmeceutical Cos., Inc.
422	4.25%, 09/30/2019	424
	Sheridan Healthcare, Inc.
589	4.50%, 06/29/2018	591
	Sheridan Holdings, Inc.
286	9.00%, 07/01/2019	287
	Truven Health Analytics, Inc.
277	4.50%, 06/06/2019	278
	US Renal Care, Inc.
916	6.25%, 07/03/2019	912
616	10.25%, 01/03/2020	625
	Valeant Pharmaceuticals International
1,645	06/26/2020 ◊☼	1,666
	Warner Chilcott Corp., Term Loan B-1
158	4.25%, 03/15/2018	158
	Warner Chilcott Corp., Term Loan B-2
10	4.25%, 03/15/2018	10
	Warner Chilcott Corp., Term Loan B-3
125	4.25%, 03/15/2018	125
	Warner Chilcott plc
69	4.25%, 03/15/2018	69
		13,863
	Information - 5.3%
	Alcatel-Lucent
100	6.25%, 06/29/2016	101
100	7.25%, 01/30/2019	102
	Cabovisao-Televisao Por Cabo S.A.
2,130	3.54%, 07/02/2019 ☼Б	2,087
	Charter Communications Operating LLC
1,451	3.00%, 07/01/2020 - 12/31/2020	1,445
	Crown Castle International Corp.
444	3.25%, 01/31/2019	444
	Decision Insight Information Group I, Inc.
1,718	7.00%, 01/04/2017	1,711
	Emdeon, Inc.
362	3.75%, 11/02/2018	364
	Epicor Software Corp.
741	4.50%, 05/16/2018	748
	First Data Corp.
623	4.19%, 03/24/2017 - 09/24/2018	622
	First Data Corp., Extended 1st Lien Term Loan
2,000	4.19%, 03/23/2018	1,995
	Infor US, Inc.
285	3.75%, 06/03/2020	283
901	5.25%, 04/05/2018	912
	Intelsat Jackson Holdings S.A.
1,237	4.25%, 04/02/2018	1,247
	Kronos, Inc.
2,368	4.50%, 10/30/2019	2,383
670	9.75%, 04/30/2020	690
	Leap Wireless International, Inc.
515	4.75%, 03/08/2020	519
	Level 3 Financing, Inc.
960	5.25%, 08/01/2019	966
	Mediacom Communications Corp.
715	3.25%, 01/29/2021	710
	MISYS plc
893	7.25%, 12/12/2018	900
	Nine Entertainment Group Ltd.
838	3.50%, 02/05/2020 ☼	838
	Northland Cable Television, Inc.
1,895	7.75%, 12/30/2016	1,857
	Novell, Inc.
555	7.25%, 11/22/2017	560
	RedPrairie Corp.
323	6.75%, 12/21/2018	327
	Sorenson Communications, Inc.
1,007	9.50%, 10/31/2014	1,004
	Syniverse Holdings, Inc.
911	5.00%, 04/23/2019	915
	TWCC Holding, Corp.
115	7.00%, 06/26/2020	118
	Univision Communications, Inc.
1,032	4.00%, 03/01/2020	1,029
638	4.50%, 03/01/2020	640
	UPC Financing Partnership
355	4.00%, 01/31/2021	357
	Virgin Media Finance plc
3,275	3.50%, 06/08/2020	3,271
	Web.com Group, Inc.
1,174	4.50%, 10/27/2017	1,182
	West Corp.
852	3.75%, 06/30/2018	854
	WideOpenWest Finance LLC
262	4.75%, 04/01/2019	264
		31,445
	Media - 0.3%
	Affinia Group, Inc.
1,045	0.75%, 05/31/2020 ☼Б	1,036
	Gray Television, Inc.
323	4.75%, 10/12/2019	326
	Media General, Inc.
250	07/30/2020 ◊☼	250
		1,612

11

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 25.4% - (continued)
	Mining - 0.9%
	Alpha Natural Resources, Inc.
$948	3.50%, 05/22/2020	$929
	American Rock Salt Co. LLC
544	5.50%, 04/25/2017	547
	Arch Coal, Inc.
2,021	5.75%, 05/16/2018	2,005
	Fortescue Metals Group Ltd.
1,543	5.25%, 10/18/2017	1,554
		5,035
	Miscellaneous Manufacturing - 0.8%
	DigitalGlobe, Inc.
339	3.75%, 01/31/2020	342
	Hamilton Sundstrand Corp.
498	4.00%, 12/13/2019	497
	Pact Group Pty Ltd.
365	3.75%, 05/29/2020	365
	Reynolds Group Holdings, Inc.
1,687	4.75%, 09/28/2018	1,704
	Sequa Automotive Group
498	6.25%, 11/15/2018	501
	Sequa Corp.
261	5.25%, 06/19/2017	264
	TransDigm Group, Inc.
834	3.75%, 02/28/2020	837
		4,510
	Motor Vehicle and Parts Manufacturing - 0.4%
	Allison Transmission, Inc.
540	4.25%, 08/23/2019	543
	Federal Mogul Corp., Tranche B Term Loan
458	2.14%, 12/29/2014	452
	Federal Mogul Corp., Tranche C Term Loan
234	2.14%, 12/28/2015	230
	Navistar, Inc.
206	5.75%, 08/17/2017	210
	SRAM LLC
900	4.02%, 04/10/2020	902
	Tower International, Inc.
190	5.75%, 04/23/2020	191
		2,528
	Other Services - 0.3%
	Alliance Laundry Systems LLC
487	4.50%, 12/10/2018	492
	Gardner Denver
810	07/30/2020 ◊☼	812
	Generac Power Systems, Inc.
485	3.50%, 05/31/2020	484
		1,788
	Petroleum and Coal Products Manufacturing - 0.3%
	Dynegy Power LLC
212	4.00%, 04/23/2020	213
	Everest Acquisition LLC
790	3.50%, 05/24/2018	790
	Pacific Drilling S.A.
450	4.50%, 06/03/2018	454
	Samson Investment Co.
410	6.00%, 09/25/2018	415
		1,872
	Pipeline Transportation - 0.3%
	EP Energy LLC
1,135	4.50%, 04/30/2019	1,142
	NGPL Pipeco LLC
577	6.75%, 09/15/2017	552
		1,694
	Plastics and Rubber Products Manufacturing - 0.5%
	Berry Plastics Holding Corp.
493	2.19%, 04/03/2015	494
	Consolidated Container Co.
958	5.00%, 07/03/2019	963
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	906
	Tricorbraun, Inc.
381	4.00%, 05/03/2018	381
		2,744
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
1,191	3.75%, 03/10/2017	1,197
	WireCo WorldGroup, Inc.
566	6.00%, 02/15/2017	567
		1,764
	Professional, Scientific and Technical Services - 0.8%
	Advantage Sales & Marketing, Inc.
1,226	8.25%, 06/17/2018	1,253
	AlixPartners LLP
589	5.00%, 07/10/2020	596
236	9.00%, 07/10/2021	237
	Getty Images, Inc.
537	4.75%, 10/18/2019	537
	Paradigm Ltd., Term Loan B1
645	4.75%, 07/30/2019	646
	Paradigm Ltd., Term Loan B2
270	10.50%, 07/30/2020	274
	SunGard Data Systems, Inc.
159	4.50%, 01/31/2020	161
	Valleycrest Companies LLC
475	5.50%, 06/13/2019	474
	Visant Corp.
486	5.25%, 12/22/2016	474
		4,652
	Real Estate, Rental and Leasing - 0.4%
	Avis Budget Car Rental LLC
732	3.00%, 03/15/2019	732
	Fly Leasing Ltd.
847	4.50%, 08/08/2018	857
	Realogy Corp.
156	3.19%, 10/05/2013	154
	Realogy Corp., Extended 1st Lien Term Loan B
740	4.50%, 03/05/2020	748
	Realogy Corp., Extended Credit Linked Deposit
48	4.44%, 10/10/2016	48
		2,539
	Retail Trade - 2.2%
	American Builders & Contractors Supply Co.
180	3.50%, 04/16/2020	180
	August LUXUK Holding Co.
113	10.50%, 04/26/2019	114

12

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 25.4% - (continued)
	Retail Trade - 2.2% - (continued)
	August U.S. Holding Co., Inc.
$228	5.00%, 04/27/2018	$228
37	10.50%, 04/26/2019	37
	BJ's Wholesale Club, Inc.
646	4.25%, 09/26/2019	649
	EB Sports Corp.
3,845	11.50%, 12/31/2015 Þ	3,807
	FleetPride, Inc.
796	5.25%, 11/19/2019	776
	J.C. Penney Co., Inc.
1,825	6.00%, 05/22/2018	1,835
	Michaels Stores, Inc.
524	3.75%, 01/28/2020	525
	Neiman (The) Marcus Group, Inc.
1,065	4.00%, 05/16/2018	1,067
	Party City Holdings, Inc.
546	4.25%, 07/27/2019	547
	Rite Aid Corp.
289	4.00%, 02/21/2020	291
1,020	4.88%, 06/21/2021	1,027
325	5.75%, 08/21/2020	334
	Sports (The) Authority, Inc.
823	7.50%, 11/16/2017	824
	Sprouts Farmers Markets Holdings LLC
315	4.50%, 04/23/2020	317
	Supervalu, Inc.
434	5.00%, 03/21/2019	437
		12,995
	Truck Transportation - 0.3%
	Nexeo Solutions LLC
1,057	5.00%, 09/09/2017	1,044
	Swift Transportation Co., Inc.
637	4.00%, 12/21/2017	641
		1,685
	Utilities - 0.9%
	Calpine Corp.
200	3.00%, 05/03/2020	198
115	3.25%, 01/31/2022	114
606	4.00%, 10/09/2019	609
	Energy Transfer Equity L.P.
450	3.75%, 03/24/2017	454
	La Frontera Generation LLC
465	4.50%, 09/30/2020	468
	LSP Madison Funding LLC
257	5.50%, 06/28/2019	258
	NRG Energy, Inc.
1,721	2.75%, 07/01/2018	1,718
	PowerTeam Services LLC
335	3.96%, 05/06/2020 ☼Б	332
	Star West Generation LLC
539	4.25%, 03/13/2020	543
	Texas Competitive Electric Holdings Co. LLC
900	4.72%, 10/10/2017	631
		5,325
	Total senior floating rate interests
	(cost $148,043)	$149,479

U.S. GOVERNMENT AGENCIES - 23.9%
	FHLMC - 1.8%
$8,992	2.08%, 08/25/2018 ►	$767
2,043	2.34%, 08/25/2020 ►	153
6,307	2.49%, 10/25/2020 ►	113
4,300	3.50%, 08/15/2041 ☼	4,323
1,200	5.00%, 08/15/2039 ☼	1,286
3,311	5.50%, 10/01/2036 - 12/01/2038 ‡	3,575
2,225	11.04%, 05/15/2037 ►	391
1,482	16.97%, 12/15/2036 ►	208
		10,816
	FNMA - 16.1%
761	2.14%, 11/01/2022	706
541	2.15%, 10/01/2022	506
267	2.20%, 12/01/2022	248
153	2.28%, 11/01/2022	144
129	2.34%, 11/01/2022	121
116	2.40%, 10/01/2022	110
104	2.42%, 11/01/2022	98
104	2.47%, 11/01/2022	99
4,230	2.50%, 08/12/2027 - 08/15/2043 ☼	4,157
10,469	3.00%, 08/15/2028 - 08/19/2042 ☼	10,278
62,932	3.50%, 08/15/2025 - 08/15/2041 ☼	63,512
4,204	4.00%, 01/01/2042 - 08/15/2043 ☼	4,369
2,700	4.50%, 08/01/2043 ☼	2,861
2,581	5.00%, 08/01/2037	2,784
2,893	5.50%, 04/01/2038 ‡	3,161
609	6.00%, 09/01/2039	666
676	7.69%, 06/25/2042 ►	117
2,143	12.81%, 10/25/2036 ►	332
2,242	21.70%, 09/25/2040 ►	311
		94,580
	GNMA - 6.0%
5,600	3.00%, 08/15/2042 ☼	5,480
6,548	3.50%, 08/15/2041 - 05/15/2043 ☼	6,674
6,065	4.00%, 08/15/2039 - 10/20/2040 ☼	6,343
8,249	4.50%, 09/15/2033 - 09/20/2041 ‡	8,802
2,300	5.00%, 08/15/2041 ☼	2,482
5,106	6.00%, 03/15/2032 - 08/15/2039 ‡	5,633
		35,414
	Total U.S. government agencies
	(cost $141,582)	$140,810

U.S. GOVERNMENT SECURITIES - 0.6%
U.S. Treasury Securities - 0.6%
	U.S. Treasury Bonds - 0.1%
$255	2.88%, 05/15/2043	$219
335	3.13%, 02/15/2043 □	304
50	5.38%, 02/15/2031 □	64
		587
	U.S. Treasury Notes - 0.5%
550	0.38%, 04/15/2015 □	551
1,400	0.88%, 01/31/2018 □	1,378
80	1.88%, 09/30/2017 □	83
910	2.13%, 08/15/2021 □	901
		2,913
		3,500
	Total U.S. government securities
	(cost $3,578)	$3,500

13

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
Foreign Exchange Contracts - 0.0%
	USD Call/KRW Put
337	Expiration: 05/19/2014	$9
	USD Call/SGD Put
13	Expiration: 05/16/2014	4
		13
	Total call options purchased
	(cost $14)	$13

Contracts╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.0%
		EUR Put/USD Call
EUR	50	Expiration: 05/02/2014и	$5
EUR	242	Expiration: 08/01/2013	—
		GBP Put/USD Call
GBP	11	Expiration: 09/17/2013æ	1
GBP	11	Expiration: 09/24/2013Ð	1
			7
Interest Rate Contracts - 0.1%
		Interest Rate Swaption USD
	24,626	Expiration: 07/25/2014, Exercise Rate: 3.70%	$483

		Total put options purchased
		(cost $492)	$490

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.1%
	Energy - 0.1%
83,644	KCA Deutag ⌂●†	$484

	Materials - 0.0%
—	LyondellBasell Industries Class A	2

	Total common stocks
	(cost $1,135)	$486

PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
12	Citigroup Capital XIII	$321
20	GMAC Capital Trust I ۞	531
		852
	Telecommunication Services - 0.0%
3	Intelsat S.A., 5.75% ۞	159

	Total preferred stocks
	(cost $972)	$1,011

	Total long-term investments (cost $683,589)	$677,896

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $607, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $619)
$607	0.07%, 7/31/2013	$607
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $1,429,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
- 2043, GNMA 3.00%, 2043, value of
	$1,458)
1,429	0.07%, 7/31/2013	1,429
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $514, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $525)
514	0.09%, 7/31/2013	514
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,174, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $1,198)
1,174	0.07%, 7/31/2013	1,174
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,853, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,890)
1,853	0.06%, 7/31/2013	1,853
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $443,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $451)
443	0.10%, 7/31/2013	443
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $914, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $932)
914	0.06%, 7/31/2013	914
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,718, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,752)
1,718	0.07%, 7/31/2013	1,718

14

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 1.5% - (continued)
Repurchase Agreements - 1.5% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 2.38%, 2014, value of $4)
$4	0.05%, 7/31/2013		$4
			8,656
	Total short-term investments
	(cost $8,656)		$8,656

	Total investments
	(cost $692,245) ▲	116.6%	$686,552
	Other assets and liabilities	(16.6)%	(97,498)
	Total net assets	100.0%	$589,054

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $693,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,397
Unrealized Depreciation	(16,995)
Net Unrealized Depreciation	$(6,598)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $484, which represents 0.1% of total net assets.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $68,131, which represents 11.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $39,818, which represents 6.8% of total net assets.

15

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At July 31, 2013, the aggregate value of these securities was $484, which represents 0.1% of total net assets.

۞	Convertible security.

и	This security has limitations. If the U.S. Dollar per EURO exchange rate is greater than or equal to 1.38 and then less than or equal to 1.24 between trade date and expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

Б	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2013, the aggregate value of the unfunded commitment was $1,840, which represents 0.3% of total net assets.

æ	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.39 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ð	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.41 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $111,670 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $9,946 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $13,923, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

16

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2013 as listed in the table below:

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Eurodollar Future	27	03/18/2019	$6,472	$6,475	$3
Australian 10-Year Bond Future	14	09/16/2013	1,531	1,495	(36)
Australian 3-Year Bond Future	2	09/16/2013	197	197	–
Canadian Government 10-Year Bond Future	7	09/19/2013	926	896	(30)
Euro BUXL 30-Year Bond Future	1	09/06/2013	175	172	(3)
Euro-BOBL Future	17	09/06/2013	2,859	2,845	(14)
Euro-BTP Future	7	09/06/2013	1,037	1,036	(1)
Euro-OAT Future	10	09/06/2013	1,789	1,781	(8)
Euro-Schatz Future	36	09/06/2013	5,289	5,290	1
Japan 10-Year Mini Bond Future	1	09/09/2013	147	147	–
U.S. Treasury 2-Year Note Future	97	09/30/2013	21,357	21,370	13
U.S. Treasury 5-Year Note Future	725	09/30/2013	88,411	87,991	(420)
					$(495)
Short position contracts:
Euro-BUND Future	13	09/06/2013	$2,471	$2,462	$9
Japan 10-Year Bond Future	25	09/10/2013	36,595	36,671	(76)
Long Gilt Future	1	09/26/2013	171	171	–
U.S. Treasury 10-Year Note Future	320	09/19/2013	40,471	40,460	11
U.S. Treasury 30-Year Bond Future	23	09/19/2013	3,074	3,083	(9)
U.S. Treasury CME Ultra Long Term Bond Future	33	09/19/2013	4,738	4,760	(22)
					$(87)
					$(582)

* The number of contracts does not omit 000's.

Cash of $1,122 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/KRW Put (JPM)	Foreign Exchange	1,225.00 KRW	05/19/2014	337,000	$6	$7	$1

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

17

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/01/2013	JPM	$2	$2	$–
AUD	Buy	08/30/2013	WEST	2,599	2,544	(55)
AUD	Sell	08/30/2013	JPM	1,333	1,296	37
AUD	Sell	08/30/2013	UBS	32	31	1
BRL	Buy	08/02/2013	GSC	852	757	(95)
BRL	Buy	08/02/2013	SCB	1,522	1,482	(40)
BRL	Buy	08/02/2013	UBS	899	820	(79)
BRL	Buy	09/04/2013	UBS	1,483	1,470	(13)
BRL	Sell	08/02/2013	SCB	65	64	1
BRL	Sell	08/02/2013	UBS	3,020	2,996	24
CAD	Buy	08/30/2013	BCLY	3,250	3,259	9
CAD	Buy	08/30/2013	JPM	78	78	–
CAD	Sell	08/30/2013	BCLY	137	137	–
CAD	Sell	08/22/2013	BMO	116	117	(1)
CAD	Sell	08/01/2013	JPM	3	3	–
CAD	Sell	08/30/2013	JPM	1,622	1,625	(3)
CHF	Buy	08/30/2013	CSFB	121	122	1
CHF	Buy	08/30/2013	JPM	155	157	2
CHF	Buy	08/30/2013	RBS	280	283	3
CHF	Sell	08/30/2013	CSFB	262	265	(3)
CHF	Sell	08/30/2013	JPM	363	367	(4)
CZK	Sell	08/30/2013	BCLY	10	10	–
DKK	Buy	08/30/2013	BOA	209	210	1
DKK	Buy	08/30/2013	UBS	467	470	3
DKK	Sell	08/30/2013	JPM	573	577	(4)
EUR	Buy	08/30/2013	CBK	26,679	26,891	212
EUR	Buy	08/30/2013	JPM	1,066	1,070	4
EUR	Buy	08/05/2013	UBS	176	176	–
EUR	Buy	08/30/2013	UBS	12,550	12,634	84
EUR	Sell	08/30/2013	BOA	33	33	–
EUR	Sell	08/30/2013	CBK	1,075	1,083	(8)
EUR	Sell	09/18/2013	CBK	1,781	1,774	7
EUR	Sell	08/30/2013	DEUT	13	13	–
EUR	Sell	08/01/2013	JPM	4	4	–
EUR	Sell	08/30/2013	JPM	28,344	28,526	(182)
EUR	Sell	08/30/2013	MSC	60	60	–
EUR	Sell	08/30/2013	SCB	86	86	–
EUR	Sell	08/05/2013	UBS	81	81	–
EUR	Sell	08/30/2013	UBS	430	432	(2)
GBP	Buy	08/30/2013	BOA	30	30	–
GBP	Buy	08/30/2013	DEUT	15	15	–
GBP	Buy	08/30/2013	MSC	5,218	5,170	(48)
GBP	Buy	08/30/2013	UBS	15	15	–
GBP	Sell	08/30/2013	BCLY	30	30	–
GBP	Sell	08/01/2013	JPM	14	14	–
GBP	Sell	08/30/2013	JPM	3,987	3,947	40
GBP	Sell	08/30/2013	MSC	254	252	2
HUF	Buy	08/30/2013	CBK	59	59	–
HUF	Buy	08/30/2013	JPM	179	178	(1)
HUF	Sell	08/30/2013	JPM	315	312	3
JPY	Buy	08/30/2013	HSBC	6,623	6,760	137
JPY	Buy	08/01/2013	JPM	11	11	–
JPY	Buy	08/30/2013	NAB	25,647	26,269	622
JPY	Sell	08/30/2013	CSFB	96	97	(1)
JPY	Sell	08/30/2013	SSG	22,131	22,551	(420)
JPY	Sell	08/30/2013	UBS	72	72	–
JPY	Sell	08/30/2013	UBS	95	95	–
KRW	Buy	08/30/2013	SCB	39	39	–

18

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
KRW	Sell	08/30/2013	JPM	$85	$84	$1
MXN	Buy	08/30/2013	RBC	70	68	(2)
MXN	Buy	08/30/2013	SCB	873	856	(17)
MXN	Sell	08/30/2013	RBC	237	232	5
MXN	Sell	08/30/2013	SSG	622	609	13
MYR	Buy	08/30/2013	CBK	471	461	(10)
MYR	Sell	08/30/2013	JPM	136	134	2
MYR	Sell	08/30/2013	SCB	487	477	10
NGN	Buy	11/25/2013	CBK	6,348	6,695	347
NOK	Buy	08/30/2013	HSBC	111	111	–
NOK	Buy	08/30/2013	JPM	59	59	–
NOK	Buy	08/30/2013	MSC	550	550	–
NOK	Sell	08/30/2013	CSFB	30	30	–
NOK	Sell	08/30/2013	SSG	427	427	–
NZD	Buy	08/30/2013	SSG	218	219	1
NZD	Sell	08/30/2013	WEST	400	402	(2)
PLN	Buy	08/30/2013	HSBC	777	776	(1)
PLN	Buy	08/30/2013	SCB	31	31	–
PLN	Sell	08/30/2013	BCLY	83	83	–
PLN	Sell	08/30/2013	DEUT	16	16	–
PLN	Sell	08/30/2013	SSG	745	742	3
PLN	Sell	08/30/2013	UBS	16	16	–
SEK	Buy	08/30/2013	DEUT	63	63	–
SEK	Buy	08/30/2013	HSBC	711	706	(5)
SEK	Buy	08/30/2013	SSG	146	144	(2)
SEK	Buy	08/30/2013	UBS	308	305	(3)
SEK	Sell	08/05/2013	DEUT	63	63	–
SEK	Sell	08/30/2013	JPM	59	58	1
SEK	Sell	08/30/2013	SSG	477	472	5
SEK	Sell	08/30/2013	UBS	1,133	1,122	11
SGD	Buy	08/30/2013	HSBC	480	478	(2)
SGD	Buy	08/30/2013	JPM	43	43	–
SGD	Buy	08/30/2013	SSG	135	134	(1)
SGD	Sell	08/30/2013	CBK	525	524	1
SGD	Sell	08/30/2013	SSG	253	252	1
TRY	Buy	08/29/2013	SSG	31	31	–
TRY	Sell	08/29/2013	BCLY	63	62	1
ZAR	Buy	08/30/2013	JPM	335	327	(8)
ZAR	Buy	08/30/2013	NAB	194	191	(3)
ZAR	Sell	08/30/2013	SSG	390	387	3
						$583

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$429	(0.32)%	07/25/45	$243	$121	$(122)
ABX.HE.AA.06	JPM	1,704	(0.32)%	07/25/45	447	478	31
ABX.HE.AAA.06	BCLY	2,057	(0.18)%	07/25/45	209	56	(153)
ABX.HE.AAA.06	GSC	5,468	(0.18)%	07/25/45	490	148	(342)
ABX.HE.AAA.06	JPM	802	(0.18)%	07/25/45	30	22	(8)
ABX.HE.AAA.06	JPM	3,665	(0.18)%	07/25/45	69	100	31
ABX.HE.AAA.06	MSC	2,692	(0.18)%	07/25/45	256	73	(183)

19

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
ABX.HE.AAA.06	MSC		$2,669	(0.18)%	07/25/45	$64	$73	$9
ABX.HE.PENAAA.06	BOA		10	(0.11)%	05/25/46	2	2	–
ABX.HE.PENAAA.06	CSI		1,650	(0.11)%	05/25/46	497	319	(178)
ABX.HE.PENAAA.06	JPM		588	(0.11)%	05/25/46	114	114	–
ABX.HE.PENAAA.07	BCLY		1,108	(0.09)%	08/25/37	480	392	(88)
CMBX.NA.A.1	BOA		1,015	(0.35)%	10/12/52	323	398	75
CMBX.NA.A.1	DEUT		1,230	(0.35)%	10/12/52	563	483	(80)
CMBX.NA.A.1	GSC		435	(0.35)%	10/12/52	197	171	(26)
CMBX.NA.A.1	MSC		1,470	(0.35)%	10/12/52	609	577	(32)
CMBX.NA.AA.1	CSI		1,165	(0.25)%	10/12/52	266	225	(41)
CMBX.NA.AA.1	DEUT		1,400	(0.25)%	10/12/52	295	270	(25)
CMBX.NA.AA.1	DEUT		605	(0.25)%	10/12/52	109	117	8
CMBX.NA.AA.1	JPM		2,465	(0.25)%	10/12/52	488	476	(12)
CMBX.NA.AA.1	UBS		3,190	(0.25)%	10/12/52	689	616	(73)
CMBX.NA.AA.2	BOA		1,810	(0.15)%	03/15/49	689	644	(45)
CMBX.NA.AA.2	CSI		575	(0.15)%	03/15/49	202	205	3
CMBX.NA.AA.2	GSC		270	(0.15)%	03/15/49	106	96	(10)
CMBX.NA.AA.2	GSC		500	(0.15)%	03/15/49	175	178	3
CMBX.NA.AA.2	JPM		1,470	(0.15)%	03/15/49	554	523	(31)
CMBX.NA.AA.2	MSC		495	(0.15)%	03/15/49	173	176	3
CMBX.NA.AA.2	MSC		1,300	(0.15)%	03/15/49	517	462	(55)
CMBX.NA.AJ.1	DEUT		300	(0.84)%	10/12/52	21	23	2
CMBX.NA.AJ.1	JPM		735	(0.84)%	10/12/52	52	57	5
CMBX.NA.AJ.1	MSC		535	(0.84)%	10/12/52	37	41	4
CMBX.NA.AJ.4	MSC		1,464	(0.96)%	02/17/51	526	423	(103)
CMBX.NA.AM.2	CSI		1,665	(0.50)%	03/15/49	102	97	(5)
CMBX.NA.AM.2	DEUT		1,665	(0.50)%	03/15/49	96	97	1
CMBX.NA.AM.2	MSC		2,945	(0.50)%	03/15/49	145	171	26
CMBX.NA.AM.3	CSI		395	(0.50)%	12/13/49	40	37	(3)
CMBX.NA.AM.4	BCLY		275	(0.50)%	02/17/51	45	28	(17)
CMBX.NA.AM.4	BOA		200	(0.50)%	02/17/51	23	20	(3)
CMBX.NA.AM.4	CSI		240	(0.50)%	02/17/51	29	25	(4)
CMBX.NA.AM.4	GSC		195	(0.50)%	02/17/51	24	20	(4)
CMBX.NA.AM.4	MSC		1,500	(0.50)%	02/17/51	314	154	(160)
CMBX.NA.AM.4	MSC		1,380	(0.50)%	02/17/51	139	142	3
ITRX.XOV.19	GSC	EUR	5,495	(5.00)%	06/20/18	(292)	(290)	2
Total						$10,157	$8,560	$(1,597)
Sell protection:
ABX.HE.AAA.06	JPM		$309	0.11%	05/25/46	$(90)	$(88)	$2
CDX.EM.19	DEUT		26,200	5.00%	06/20/18	2,697	2,225	(472)
CDX.EM.19	DEUT		26,250	5.00%	06/20/18	2,087	2,229	142
CDX.EM.19	GSC		52,580	5.00%	06/20/18	4,298	4,465	167
CDX.EM.19	GSC		26,400	5.00%	06/20/18	2,666	2,242	(424)
CDX.NA.HY.20	BOA		2,770	5.00%	06/20/18	145	145	–
CDX.NA.HY.20	MSC		27,960	5.00%	06/20/18	1,607	1,598	(9)
CDX.NA.HY.20	MSC		5,845	5.00%	06/20/18	239	335	96
CDX.NA.IG.20	CSI		11,465	1.00%	06/20/18	129	137	8
CDX.NA.IG.20	GSC		6,040	1.00%	06/20/18	45	72	27
CDX.NA.IG.20	JPM		44,000	1.00%	06/20/18	537	527	(10)
CMBX.NA.AA.4	CSI		398	1.65%	02/17/51	(254)	(243)	11
CMBX.NA.AA.4	MSC		3,859	1.65%	02/17/51	(2,406)	(2,358)	48
CMBX.NA.AAA.6	CSI		10,809	0.50%	05/11/63	(263)	(440)	(177)
CMBX.NA.AAA.6	DEUT		4,265	0.50%	05/11/63	(104)	(174)	(70)
CMBX.NA.AAA.6	JPM		4,995	0.50%	05/11/63	(164)	(203)	(39)
CMBX.NA.AAA.6	UBS		5,660	0.50%	05/11/63	(143)	(231)	(88)

20

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AJ.3	BCLY		$210	1.47%	12/13/49	$(76)	$(59)	$17
CMBX.NA.AJ.3	CSI		1,295	1.47%	12/13/49	(406)	(365)	41
CMBX.NA.AJ.3	MSC		2,695	1.47%	12/13/49	(789)	(760)	29
CMBX.NA.AJ.3	UBS		975	1.47%	12/13/49	(384)	(275)	109
CMBX.NA.BB.6	CSI		1,065	5.00%	05/11/63	(64)	(97)	(33)
CMBX.NA.BB.6	MSC		3,355	5.00%	05/11/63	(215)	(305)	(90)
CMBX.NA.BBB-.6	CSI		2,375	3.00%	05/11/63	7	(201)	(208)
CMBX.NA.BBB-.6	CSI		1,440	3.00%	05/11/63	(106)	(122)	(16)
CMBX.NA.BBB-.6	MSC		77	3.00%	05/11/63	(5)	(7)	(2)
ITRX.EUR.19	DEUT	EUR	7,940	1.00%	06/20/18	(20)	–	20
ITRX.EUR.19	GSC	EUR	8,135	1.00%	06/20/18	(3)	(3)	–
PrimeX.ARM.1	CSI		106	4.42%	06/25/36	10	11	1
PrimeX.ARM.1	MSC		357	4.42%	06/25/36	38	36	(2)
PrimeX.ARM.1	MSC		498	4.42%	06/25/36	14	50	36
PrimeX.ARM.2	BCLY		330	4.58%	12/25/37	(2)	9	11
PrimeX.ARM.2	MSC		1,532	4.58%	06/25/36	(112)	43	155
PrimeX.ARM.2	MSC		1,640	4.58%	12/25/37	55	46	(9)
Total						$8,968	$8,239	$(729)
Total traded indices						$19,125	$16,799	$(2,326)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI		$5,180	1.00% / 0.99%	12/20/17	$(111)	$1	$112
Bank of America Corp.	GSC		9,200	1.00% / 0.92%	09/20/17	(640)	28	668
Citigroup, Inc.	GSC		9,850	1.00% / 0.88%	09/20/17	(641)	46	687
Citigroup, Inc.	GSC		4,450	1.00% / 0.94%	12/20/17	(81)	11	92
Goldman Sachs Group, Inc.	CSI		2,665	1.00% / 1.16%	12/20/17	(82)	(18)	64
Goldman Sachs Group, Inc.	UBS		4,600	1.00% / 1.09%	09/20/17	(340)	(16)	324
Morgan Stanley	BCLY		4,600	1.00% / 1.16%	09/20/17	(515)	(30)	485
Morgan Stanley	GSC		2,810	1.00% / 1.24%	12/20/17	(143)	(28)	115
Total						$(2,553)	$(6)	$2,547
						$16,572	$16,793	$221

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.77% Fixed	6M EURIBOR	EUR	7,650	01/22/23	$–	$150	$150
BCLY	1.88% Fixed	6M GBP LIBOR	GBP	125	11/08/22	–	8	8
BCLY	3M STIBOR	2.25% Fixed	SEK	64,800	01/22/23	–	(326)	(326)
BOA	2.65% Fixed	6M JPY LIBOR	JPY	14,465	03/08/43	–	–	–
BOA	BZDIOVRA	8.90% Fixed	BRL	7,004	01/04/16	–	(91)	(91)

21

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2013 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CSI	0.82% Fixed	6M JPY LIBOR	JPY	16,740	02/18/23	$–	$2	$2
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	16,735	02/18/23	–	2	2
DEUT	2.96% Fixed	KRW CD KSDA	KRW	116,420	09/23/16	–	–	–
DEUT	6M EURIBOR	1.03% Fixed	EUR	265	09/18/18	–	(4)	(4)
GSC	BZDIOVRA	8.54% Fixed	BRL	7,017	01/04/16	–	(99)	(99)
MSC	2.59% Fixed	6M JPY LIBOR	JPY	18,190	03/22/43	–	1	1
						$–	$(357)	$(357)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at July 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	0.80	%*	18,800	09/20/13	–	7	7

* This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.80%, the Fund will pay the counterparty.

Securities Sold Short Outstanding at July 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$800	09/15/2038	$864	$(3)
FHLMC TBA, 5.50%	1,900	08/15/2039	2,055	(16)
FNMA TBA, 5.00%	2,650	08/01/2043	2,855	(17)
FNMA TBA, 5.50%	2,000	08/01/2043	2,178	(8)
GNMA TBA, 3.00%	7,200	07/15/2042	7,044	22
GNMA TBA, 3.50%	3,800	08/15/2041	3,869	14
GNMA TBA, 4.50%	1,200	08/15/2040	1,278	–
			$20,143	$(8)

At July 31, 2013, the aggregate value of these securities represents 3.4% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

22

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.7%
Aa / AA	4.1
A	1.0
Baa / BBB	17.6
Ba / BB	23.8
B	23.6
Caa / CCC or Lower	12.5
Unrated	4.0
U.S. Government Agencies and Securities	24.5
Non-Debt Securities and Other Short-Term Instruments	1.8
Other Assets & Liabilities	(16.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

23

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$99,170	$–	$77,090	$22,080
Call Options Purchased	13	–	13	–
Common Stocks ‡	486	2	–	484
Corporate Bonds	126,983	–	126,923	60
Foreign Government Obligations	155,954	407	155,547	–
Preferred Stocks	1,011	1,011	–	–
Put Options Purchased	490	–	490	–
Senior Floating Rate Interests	149,479	–	149,479	–
U.S. Government Agencies	140,810	–	140,810	–
U.S. Government Securities	3,500	219	3,281	–
Short-Term Investments	8,656	–	8,656	–
Total	$686,552	$1,639	$662,289	$22,624
Credit Default Swaps *	3,673	–	3,673	–
Foreign Currency Contracts *	1,598	–	1,598	–
Futures *	37	37	–	–
Interest Rate Swaps *	163	–	163	–
Spreadlock Swaps *	7	–	7	–
Written Options *	1	–	1	–
Total	$5,479	$37	$5,442	$–
Liabilities:
Securities Sold Short	$20,143	$–	$20,143	$–
Total	$20,143	$–	$20,143	$–
Credit Default Swaps *	3,452	–	3,452	–
Foreign Currency Contracts *	1,015	–	1,015	–
Futures *	619	619	–	–
Interest Rate Swaps *	520	–	520	–
Total	$5,606	$619	$4,987	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $500 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

24

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$17,395	$1,243	$(107	)†	$1,395	$13,624	$(9,881)	$—	$(1,589)	$22,080
Common Stocks	693	—	(209	)‡	—	—	—	—	—	484
Corporate Bonds	3,042	75	(104	)§	(3)	10	(2,960)	—	—	60
U.S. Government Agencies	2,178	—	—		—	—	—	—	(2,178)	—
Total	$23,308	$1,318	$(420)		$1,392	$13,634	$(12,841)	$—	$(3,767)	$22,624

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $168.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(209).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $1.

25

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 21.6%
580	The Hartford Alternative Strategies Fund, Class Y		$5,772
387	The Hartford Global Real Asset Fund, Class Y		3,864
			9,636
	Total alternative strategy funds
	(cost $9,905)		$9,636

Domestic Equity Funds - 19.1%
51	The Hartford Capital Appreciation Fund, Class Y		$2,400
183	The Hartford Dividend and Growth Fund, Class Y		4,575
47	The Hartford MidCap Value Fund, Class Y		781
30	The Hartford Small Company Fund, Class Y		785
			8,541
	Total domestic equity funds
	(cost $6,544)		$8,541

International/Global Equity Funds - 16.0%
210	The Hartford Emerging Markets Research Fund, Class Y		$1,718
239	The Hartford International Opportunities Fund, Class Y		4,029
87	The Hartford International Small Company Fund, Class Y		1,386
			7,133
	Total international/global equity funds
	(cost $6,101)		$7,133

Taxable Fixed Income Funds - 43.2%
516	The Hartford Inflation Plus Fund, Class Y		$5,883
382	The Hartford Money Market Fund, Class Y●		382
28	The Hartford Short Duration Fund, Class Y		276
193	The Hartford Strategic Income Fund, Class Y		1,733
419	The Hartford Total Return Bond Fund, Class Y		4,413
626	The Hartford World Bond Fund, Class Y		6,633
			19,320
	Total taxable fixed income funds
	(cost $20,097)		$19,320

	Total investments in affiliated investment companies
	(cost $42,647)		$44,630

	Total long-term investments
	(cost $42,647)		$44,630

	Total investments
	(cost $42,647) ▲	99.9%	$44,630
	Other assets and liabilities	0.1%	44
	Total net assets	100.0%	$44,674

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $42,870 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,066
Unrealized Depreciation	(1,306)
Net Unrealized Appreciation	$1,760

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$44,630	$44,630	$—	$—
Total	$44,630	$44,630	$—	$—

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 20.6%
686	The Hartford Alternative Strategies Fund, Class Y		$6,829
402	The Hartford Global Real Asset Fund, Class Y		4,015
			10,844
	Total alternative strategy funds
	(cost $11,075)		$10,844

Domestic Equity Funds - 23.1%
73	The Hartford Capital Appreciation Fund, Class Y		$3,404
261	The Hartford Dividend and Growth Fund, Class Y		6,515
68	The Hartford MidCap Value Fund, Class Y		1,122
43	The Hartford Small Company Fund, Class Y		1,118
			12,159
	Total domestic equity funds
	(cost $9,245)		$12,159

International/Global Equity Funds - 19.3%
302	The Hartford Emerging Markets Research Fund, Class Y		$2,473
338	The Hartford International Opportunities Fund, Class Y		5,705
124	The Hartford International Small Company Fund, Class Y		1,991
			10,169
	Total international/global equity funds
	(cost $8,669)		$10,169

Taxable Fixed Income Funds - 36.9%
515	The Hartford Inflation Plus Fund, Class Y		$5,868
276	The Hartford Strategic Income Fund, Class Y		2,479
419	The Hartford Total Return Bond Fund, Class Y		4,413
625	The Hartford World Bond Fund, Class Y		6,619
			19,379
	Total taxable fixed income funds
	(cost $20,172)		$19,379

	Total investments in affiliated investment companies
	(cost $49,161)		$52,551

	Total long-term investments
	(cost $49,161)		$52,551

	Total investments
	(cost $49,161) ▲	99.9%	$52,551
	Other assets and liabilities	0.1%	39
	Total net assets	100.0%	$52,590

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $49,232 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,441
Unrealized Depreciation	(1,122)
Net Unrealized Appreciation	$3,319

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$52,551	$52,551	$–	$–
Total	$52,551	$52,551	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 19.1%
2,114	The Hartford Alternative Strategies Fund, Class Y		$21,058
1,006	The Hartford Global Real Asset Fund, Class Y		10,051
			31,109
	Total alternative strategy funds
	(cost $31,540)		$31,109

Domestic Equity Funds - 27.7%
270	The Hartford Capital Appreciation Fund, Class Y		$12,605
962	The Hartford Dividend and Growth Fund, Class Y		24,057
249	The Hartford MidCap Value Fund, Class Y		4,100
160	The Hartford Small Company Fund, Class Y		4,172
			44,934
	Total domestic equity funds
	(cost $34,071)		$44,934

International/Global Equity Funds - 23.0%
1,101	The Hartford Emerging Markets Research Fund, Class Y		$9,028
1,246	The Hartford International Opportunities Fund, Class Y		21,044
455	The Hartford International Small Company Fund, Class Y		7,291
			37,363
	Total international/global equity funds
	(cost $31,774)		$37,363

Taxable Fixed Income Funds - 30.2%
1,228	The Hartford Inflation Plus Fund, Class Y		$13,985
1,019	The Hartford Strategic Income Fund, Class Y		9,139
990	The Hartford Total Return Bond Fund, Class Y		10,417
1,473	The Hartford World Bond Fund, Class Y		15,601
			49,142
	Total taxable fixed income funds
	(cost $51,134)		$49,142

	Total investments in affiliated investment companies
	(cost $148,519)		$162,548

	Total long-term investments
	(cost $148,519)		$162,548

	Total investments
	(cost $148,519) ▲	100.0%	$162,548
	Other assets and liabilities	–%	58
	Total net assets	100.0%	$162,606

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $149,063 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,523
Unrealized Depreciation	(3,038)
Net Unrealized Appreciation	$13,485

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$162,548	$162,548	$–	$–
Total	$162,548	$162,548	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 17.5%
1,054	The Hartford Alternative Strategies Fund, Class Y		$10,493
382	The Hartford Global Real Asset Fund, Class Y		3,815
			14,308
	Total alternative strategy funds
	(cost $14,855)		$14,308

Domestic Equity Funds - 32.2%
158	The Hartford Capital Appreciation Fund, Class Y		$7,353
560	The Hartford Dividend and Growth Fund, Class Y		14,008
151	The Hartford MidCap Value Fund, Class Y		2,488
92	The Hartford Small Company Fund, Class Y		2,405
			26,254
	Total domestic equity funds
	(cost $20,039)		$26,254

International/Global Equity Funds - 26.8%
635	The Hartford Emerging Markets Research Fund, Class Y		$5,205
729	The Hartford International Opportunities Fund, Class Y		12,314
271	The Hartford International Small Company Fund, Class Y		4,343
			21,862
	Total international/global equity funds
	(cost $18,737)		$21,862

Taxable Fixed Income Funds - 23.5%
429	The Hartford Inflation Plus Fund, Class Y		$4,883
593	The Hartford Strategic Income Fund, Class Y		5,321
341	The Hartford Total Return Bond Fund, Class Y		3,589
508	The Hartford World Bond Fund, Class Y		5,384
			19,177
	Total taxable fixed income funds
	(cost $19,954)		$19,177

	Total investments in affiliated investment companies
	(cost $73,585)		$81,601

	Total long-term investments
	(cost $73,585)		$81,601

	Total investments
	(cost $73,585) ▲	100.0%	$81,601
	Other assets and liabilities	–%	36
	Total net assets	100.0%	$81,637

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $73,700 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,340
Unrealized Depreciation	(1,439)
Net Unrealized Appreciation	$7,901

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$81,601	$81,601	$–	$–
Total	$81,601	$81,601	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 16.3%
2,455	The Hartford Alternative Strategies Fund, Class Y		$24,454
638	The Hartford Global Real Asset Fund, Class Y		6,371
			30,825
	Total alternative strategy funds
	(cost $31,347)		$30,825

Domestic Equity Funds - 36.5%
412	The Hartford Capital Appreciation Fund, Class Y		$19,236
1,476	The Hartford Dividend and Growth Fund, Class Y		36,904
385	The Hartford MidCap Value Fund, Class Y		6,342
241	The Hartford Small Company Fund, Class Y		6,278
			68,760
	Total domestic equity funds
	(cost $51,880)		$68,760

International/Global Equity Funds - 30.4%
1,689	The Hartford Emerging Markets Research Fund, Class Y		$13,849
1,912	The Hartford International Opportunities Fund, Class Y		32,291
702	The Hartford International Small Company Fund, Class Y		11,238
			57,378
	Total international/global equity funds
	(cost $48,575)		$57,378

Taxable Fixed Income Funds - 16.8%
558	The Hartford Inflation Plus Fund, Class Y		$6,358
1,556	The Hartford Strategic Income Fund, Class Y		13,958
432	The Hartford Total Return Bond Fund, Class Y		4,544
640	The Hartford World Bond Fund, Class Y		6,779
			31,639
	Total taxable fixed income funds
	(cost $32,919)		$31,639

	Total investments in affiliated investment companies
	(cost $164,721)		$188,602

	Total long-term investments
	(cost $164,721)		$188,602

	Total investments
	(cost $164,721) ▲	100.0%	$188,602
	Other assets and liabilities	—%	24
	Total net assets	100.0%	$188,626

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

1

The Hartford Target Retirement 2030 Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $165,270 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,683
Unrealized Depreciation	(2,351)
Net Unrealized Appreciation	$23,332

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$188,602	$188,602	$–	$–
Total	$188,602	$188,602	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 15.0%
796	The Hartford Alternative Strategies Fund, Class Y		$7,931
124	The Hartford Global Real Asset Fund, Class Y		1,239
			9,170
	Total alternative strategy funds
	(cost $9,461)		$9,170

Domestic Equity Funds - 40.8%
149	The Hartford Capital Appreciation Fund, Class Y		$6,957
538	The Hartford Dividend and Growth Fund, Class Y		13,456
139	The Hartford MidCap Value Fund, Class Y		2,294
88	The Hartford Small Company Fund, Class Y		2,282
			24,989
	Total domestic equity funds
	(cost $19,233)		$24,989

International/Global Equity Funds - 34.1%
616	The Hartford Emerging Markets Research Fund, Class Y		$5,047
696	The Hartford International Opportunities Fund, Class Y		11,750
254	The Hartford International Small Company Fund, Class Y		4,063
			20,860
	Total international/global equity funds
	(cost $17,956)		$20,860

Taxable Fixed Income Funds - 10.1%
41	The Hartford Inflation Plus Fund, Class Y		$472
568	The Hartford Strategic Income Fund, Class Y		5,091
23	The Hartford Total Return Bond Fund, Class Y		245
35	The Hartford World Bond Fund, Class Y		367
			6,175
	Total taxable fixed income funds
	(cost $6,439)		$6,175

	Total investments in affiliated investment companies
	(cost $53,089)		$61,194

	Total long-term investments
	(cost $53,089)		$61,194

	Total investments
	(cost $53,089) ▲	100.0%	$61,194
	Other assets and liabilities	–%	23
	Total net assets	100.0%	$61,217

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $53,174 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,660
Unrealized Depreciation	(640)
Net Unrealized Appreciation	$8,020

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$61,194	$61,194	$–	$–
Total	$61,194	$61,194	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund

Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative Strategy Funds - 14.7%
1,011	The Hartford Alternative Strategies Fund, Class Y	$10,067
135	The Hartford Global Real Asset Fund, Class Y	1,348
		11,415
	Total alternative strategy funds
	(cost $11,813)	$11,415

Domestic Equity Funds - 41.6%
193	The Hartford Capital Appreciation Fund, Class Y	$9,008
694	The Hartford Dividend and Growth Fund, Class Y	17,354
179	The Hartford MidCap Value Fund, Class Y	2,944
113	The Hartford Small Company Fund, Class Y	2,942
		32,248
	Total domestic equity funds
	(cost $24,630)	$32,248

International/Global Equity Funds - 34.9%
801	The Hartford Emerging Markets Research Fund, Class Y	$6,565
901	The Hartford International Opportunities Fund, Class Y	15,224
330	The Hartford International Small Company Fund, Class Y	5,276
		27,065
	Total international/global equity funds
	(cost $23,241)	$27,065

Taxable Fixed Income Funds - 8.8%
17	The Hartford Inflation Plus Fund, Class Y	$194
734	The Hartford Strategic Income Fund, Class Y	6,588
		6,782
	Total taxable fixed income funds
	(cost $7,072)	$6,782

	Total investments in affiliated investment companies
	(cost $66,756)	$77,510

	Total long-term investments
	(cost $66,756)	$77,510

Total investments
(cost $66,756) ▲	100 .0%	$77,510
Other assets and liabilities	–%	21
Total net assets	100 .0%	$77,531

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $66,941 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,441
Unrealized Depreciation	(872)
Net Unrealized Appreciation	$10,569

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$77,510	$77,510	$–	$–
Total	$77,510	$77,510	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 14.7%
404	The Hartford Alternative Strategies Fund, Class Y		$4,023
54	The Hartford Global Real Asset Fund, Class Y		537
			4,560
	Total alternative strategy funds
	(cost $4,707)		$4,560

Domestic Equity Funds - 41.6%
77	The Hartford Capital Appreciation Fund, Class Y		$3,609
278	The Hartford Dividend and Growth Fund, Class Y		6,944
71	The Hartford MidCap Value Fund, Class Y		1,178
45	The Hartford Small Company Fund, Class Y		1,181
			12,912
	Total domestic equity funds
	(cost $9,961)		$12,912

International/Global Equity Funds - 34.9%
320	The Hartford Emerging Markets Research Fund, Class Y		$2,623
361	The Hartford International Opportunities Fund, Class Y		6,092
132	The Hartford International Small Company Fund, Class Y		2,112
			10,827
	Total international/global equity funds
	(cost $9,380)		$10,827

Taxable Fixed Income Funds - 8.7%
7	The Hartford Inflation Plus Fund, Class Y		$77
294	The Hartford Strategic Income Fund, Class Y		2,635
			2,712
	Total taxable fixed income funds
	(cost $2,829)		$2,712

	Total investments in affiliated investment companies
	(cost $26,877)		$31,011

	Total long-term investments
	(cost $26,877)		$31,011

	Total investments
	(cost $26,877) ▲	99.9%	$31,011
	Other assets and liabilities	0.1%	28
	Total net assets	100.0%	$31,039

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $26,942 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,397
Unrealized Depreciation	(328)
Net Unrealized Appreciation	$4,069

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$31,011	$31,011	$–	$–
Total	$31,011	$31,011	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
Alternative Strategy Funds - 14.7%
476	The Hartford Alternative Strategies Fund, Class Y		$4,738
64	The Hartford Global Real Asset Fund, Class Y		642
			5,380
	Total alternative strategy funds
	(cost $5,556)		$5,380

Domestic Equity Funds - 41.6%
91	The Hartford Capital Appreciation Fund, Class Y		$4,244
327	The Hartford Dividend and Growth Fund, Class Y		8,178
84	The Hartford MidCap Value Fund, Class Y		1,391
53	The Hartford Small Company Fund, Class Y		1,387
			15,200
	Total domestic equity funds
	(cost $11,742)		$15,200

International/Global Equity Funds - 34.9%
376	The Hartford Emerging Markets Research Fund, Class Y		$3,083
425	The Hartford International Opportunities Fund, Class Y		7,174
155	The Hartford International Small Company Fund, Class Y		2,476
			12,733
	Total international/global equity funds
	(cost $11,050)		$12,733

Taxable Fixed Income Funds - 8.7%
8	The Hartford Inflation Plus Fund, Class Y		$91
346	The Hartford Strategic Income Fund, Class Y		3,103
			3,194
	Total taxable fixed income funds
	(cost $3,333)		$3,194

	Total investments in affiliated investment companies
	(cost $31,681)		$36,507

	Total long-term investments
	(cost $31,681)		$36,507

	Total investments
	(cost $31,681) ▲	99 .9%	$36,507
	Other assets and liabilities	0 .1%	28
	Total net assets	100 .0%	$36,535

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $31,748 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,142
Unrealized Depreciation	(383)
Net Unrealized Appreciation	$4,759

1

The Hartford Target Retirement 2050 Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$36,507	$36,507	$–	$–
Total	$36,507	$36,507	$–	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.1%
Finance and Insurance - 15.8%
	Captive Auto Finance - 1.5%
	Ally Automotive Receivables Trust
$2,420	3.38%, 09/15/2017 ■	$2,477
2,440	3.61%, 08/15/2016 ■	2,473
	Carnow Automotive Receivables Trust
41	2.09%, 01/15/2015 ■	41
	CPS Automotive Trust
1,235	1.82%, 12/16/2019 ■	1,241
	Credit Acceptance Automotive Loan Trust
2,380	1.21%, 10/15/2020 ■	2,376
805	2.21%, 09/15/2020 ■	808
2,240	3.12%, 03/16/2020 ■	2,248
	Ford Credit Automotive Owner Trust
1,500	2.54%, 02/15/2016	1,533
1,560	3.21%, 07/15/2017	1,619
710	5.53%, 05/15/2016 ■	729
	Harley-Davidson Motorcycle Trust
1,780	2.12%, 08/15/2017	1,791
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017	2,914
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,695
	Santander Drive Automotive Receivables Trust
2,340	3.89%, 07/17/2017	2,391
	SNAAC Automotive Receivables Trust
445	1.78%, 06/15/2016 ■	446
		24,782
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
1,315	2.97%, 05/15/2017	1,345
	Fieldstone Mortgage Investment Corp.
1,403	0.53%, 04/25/2047 Δ	834
		2,179
	Other Financial Investment Activities - 0.4%
	Soundview Home Equity Loan Trust, Inc.
3,900	0.37%, 07/25/2037 Δ	1,992
4,705	0.43%, 07/25/2036 Δ	2,345
3,520	0.44%, 06/25/2036 Δ	2,262
		6,599
	Real Estate Credit (Mortgage Banking) - 13.8%
	American Home Mortgage Assets
1,151	1.11%, 10/25/2046 Δ	805
	Asset Backed Funding Certificates
2,047	0.41%, 01/25/2037 Δ	1,130
	Banc of America Commercial Mortgage Trust, Inc.
2,555	5.36%, 09/10/2047 Δ	2,752
3,375	5.38%, 11/10/2042 Δ	3,551
1,515	5.63%, 07/10/2046 Δ	1,664
	Banc of America Funding Corp.
3,327	0.49%, 05/20/2047 Δ	2,685
4,272	5.77%, 05/25/2037	3,704
197	5.85%, 01/25/2037	152
	BB-UBS Trust
3,095	3.43%, 11/05/2036 ■	2,890
	BCAP LLC Trust
700	0.36%, 01/25/2037 Δ	481
1,804	0.37%, 03/25/2037 Δ	1,429
	Bear Stearns Adjustable Rate Mortgage Trust
3,201	2.32%, 08/25/2035 Δ	3,177
4,570	2.47%, 10/25/2035 Δ	4,315
	Bear Stearns Alt-A Trust
2,388	0.57%, 05/25/2036 Δ	1,432
4,354	0.69%, 01/25/2036 Δ	2,509
	Bear Stearns Commercial Mortgage Securities, Inc.
1,914	5.30%, 10/12/2042 Δ	2,059
946	5.41%, 12/11/2040	1,016
490	5.47%, 01/12/2045	548
1,585	5.54%, 10/12/2041	1,759
1,950	5.71%, 06/11/2040 Δ	2,203
2,950	5.77%, 04/12/2038 Δ	3,227
	Cal Funding II Ltd.
856	3.47%, 10/25/2027 ■	854
	Citigroup Commercial Mortgage Trust, Inc.
1,350	0.54%, 03/25/2037 Δ	683
1,555	6.13%, 12/10/2049 Δ	1,772
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,875	5.32%, 12/11/2049	3,170
947	5.39%, 07/15/2044 Δ	1,018
1,025	5.48%, 01/15/2046 Δ	1,110
	Commercial Mortgage Loan Trust
3,825	6.21%, 12/10/2049 Δ	4,331
	Commercial Mortgage Pass-Through Certificates
11,125	2.70%, 07/10/2046 ■►	775
1,160	2.85%, 10/15/2045	1,083
1,425	4.02%, 07/10/2045	1,453
895	4.40%, 07/10/2045 ■	721
1,895	4.48%, 12/10/2045 ■Δ	1,337
	Commercial Mortgage Trust
850	2.77%, 12/10/2045	790
1,175	3.42%, 03/10/2031 ■	1,130
1,175	4.75%, 11/15/2045 ■	899
	Community or Commercial Mortgage Trust
395	3.10%, 02/10/2023	375
	Countrywide Alternative Loan Trust
1,685	0.51%, 11/25/2035 Δ	1,196
	Countrywide Home Loans, Inc.
1,142	2.99%, 04/20/2036 Δ	760
3,211	3.08%, 09/25/2047 Δ	2,588
1,926	5.12%, 11/20/2035 Δ	1,600
	CPS Automotive Trust
240	5.01%, 06/17/2019 ■	250
	CS First Boston Mortgage Securities Corp.
1,590	4.83%, 04/15/2037	1,667

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.1% - (continued)
Finance and Insurance - 15.8% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.8% - (continued)
	CS First Boston Mortgage Securities Corp. - (continued)
$2,322	5.50%, 06/25/2035	$2,232
	CW Capital Cobalt Ltd.
5,180	5.22%, 08/15/2048	5,616
	DBUBS Mortgage Trust
11,492	2.90%, 01/01/2021 ■►	472
	First Franklin Mortgage Loan Trust
6,725	0.43%, 04/25/2036 Δ	3,822
	First Horizon Alternative Mortgage Securities
5,927	2.33%, 04/25/2036 Δ	4,599
6,440	2.34%, 09/25/2035 Δ	5,472
	FREMF Mortgage Trust
1,450	3.60%, 05/25/2046 ■	1,259
	GE Business Loan Trust
1,170	1.19%, 05/15/2034 ■Δ	819
	GMAC Commercial Mortgage Securities, Inc.
195	5.24%, 11/10/2045 Δ	209
	GMAC Mortgage Corp. Loan Trust
1,901	3.68%, 09/19/2035 Δ	1,805
260	3.90%, 04/19/2036 Δ	216
	Goldman Sachs Mortgage Securities Trust
2,040	2.77%, 11/10/2045	1,896
1,685	2.93%, 06/05/2031 ■	1,682
1,490	2.94%, 02/10/2046	1,396
1,480	2.95%, 11/05/2034 ■	1,381
1,770	3.14%, 06/10/2046	1,676
375	3.38%, 05/10/2045	372
3,325	3.55%, 04/10/2034 ■	3,297
1,410	5.02%, 11/10/2045 ■Δ	1,232
	Greenwich Capital Commercial Funding Corp.
2,025	5.74%, 12/10/2049	2,275
1,000	6.06%, 07/10/2038 Δ	1,107
	GSAA Home Equity Trust
1,919	0.22%, 03/25/2047 Δ	1,068
7,238	0.27%, 02/25/2037 Δ	3,448
1,460	0.28%, 12/25/2036 Δ	723
4,976	0.29%, 03/25/2037 Δ	2,435
1,152	0.35%, 07/25/2036 Δ	544
708	0.42%, 04/25/2047 Δ	401
2,041	5.98%, 06/25/2036	1,129
	GSAMP Trust
1,146	0.29%, 12/25/2046 Δ	584
1,684	0.39%, 11/25/2036 Δ	876
	GSR Mortgage Loan Trust
437	0.69%, 11/25/2035 Δ	324
5,200	2.80%, 01/25/2036 Δ	4,262
	Harborview Mortgage Loan Trust
2,563	0.38%, 01/19/2038 Δ	2,007
3,937	0.41%, 05/19/2047 Δ	1,806
2,043	0.52%, 09/19/2035 Δ	1,460
	Impac Secured Assets Trust
1,166	0.39%, 11/25/2036 Δ	658
	IndyMac Index Mortgage Loan Trust
1,794	0.47%, 07/25/2035 Δ	1,416
336	0.48%, 01/25/2036 Δ	204
4,338	0.59%, 07/25/2046 Δ	1,686
1,315	2.47%, 01/25/2036 Δ	1,180
809	2.49%, 08/25/2035 Δ	601
5,192	2.66%, 03/25/2036 Δ	3,549
67	2.89%, 12/25/2036 Δ	55
	JP Morgan Chase Commercial Mortgage Securities Corp.
911	2.75%, 10/15/2045 ■	582
3,575	2.83%, 10/15/2045	3,359
985	2.84%, 12/15/2047	920
1,150	3.91%, 05/05/2030 ■Δ	1,146
245	4.83%, 10/15/2045 ■Δ	212
35	4.92%, 10/15/2042	37
2,064	5.34%, 08/12/2037	2,177
3,575	5.37%, 12/15/2044 Δ	3,859
1,004	5.40%, 05/15/2045	1,107
2,917	5.47%, 01/12/2043 Δ	3,142
795	5.49%, 08/15/2046 ■Δ	745
482	5.71%, 02/12/2049 Δ	541
	JP Morgan Mortgage Trust
283	2.80%, 05/25/2036 Δ	237
362	2.85%, 04/25/2037 Δ	295
1,790	3.08%, 09/25/2035 Δ	1,672
	LB-UBS Commercial Mortgage Trust
14,540	1.67%, 09/15/2039 ►	14
2,250	4.95%, 09/15/2030	2,389
2,640	5.20%, 11/15/2030 Δ	2,825
2,416	5.43%, 02/15/2040	2,666
111	5.87%, 09/15/2045	123
365	6.06%, 06/15/2038 Δ	406
1,875	6.32%, 04/15/2041 Δ	2,173
	Lehman Brothers Small Balance Commercial
242	5.52%, 09/25/2030 ■Δ	236
	Lehman XS Trust
1,378	0.40%, 07/25/2046 Δ	991
	Merrill Lynch Mortgage Investors Trust
775	2.73%, 07/25/2035 Δ	598
1,011	3.01%, 03/25/2036 Δ	685
570	4.75%, 06/12/2043	599
2,284	5.20%, 09/12/2042	2,405
	Merrill Lynch/Countrywide Commercial Mortgage Trust
13,526	3.70%, 07/12/2046 ►	105
	Morgan Stanley Capital I
43,505	3.03%, 09/15/2047 ■►	1,206
2,050	5.16%, 10/12/2052 Δ	2,212
180	5.45%, 02/12/2044 Δ	200
3,450	5.69%, 04/15/2049 Δ	3,849
826	5.85%, 10/15/2042 Δ	899

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.1% - (continued)
Finance and Insurance - 15.8% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.8% - (continued)
	Morgan Stanley Mortgage Loan Trust
$3,620	0.36%, 05/25/2036 - 11/25/2036 Δ	$1,682
	National Credit Union Administration
1,221	1.84%, 10/07/2020 Δ	1,224
	Residential Accredit Loans, Inc.
3,127	3.04%, 11/25/2037 Δ	1,525
	Residential Asset Securitization Trust
1,224	0.64%, 03/25/2035 Δ	934
	RFMSI Trust
238	3.22%, 04/25/2037 Δ	199
	Securitized Asset Backed Receivables LLC
1,443	0.28%, 07/25/2036 Δ	637
	Sequoia Mortgage Trust
508	2.54%, 07/20/2037 Δ	404
	Springleaf Mortgage Loan Trust
2,860	3.52%, 12/25/2065 ■	2,755
	Structured Adjustable Rate Mortgage Loan Trust
777	0.49%, 09/25/2034 Δ	651
	Structured Asset Mortgage Investments Trust
1,597	0.41%, 05/25/2046 Δ	807
	UBS-Barclays Commercial Mortgage Trust
4,650	3.18%, 03/10/2046 Δ	4,414
	Wachovia Bank Commercial Mortgage Trust
1,554	5.41%, 10/15/2044 Δ	1,667
	Wells Fargo Alternative Loan Trust
2,069	6.25%, 11/25/2037	1,902
	Wells Fargo Commercial Mortgage Trust
4,500	2.92%, 10/15/2045	4,256
755	4.94%, 10/15/2045 ■Δ	657
	Wells Fargo Mortgage Backed Securities Trust
1,093	5.16%, 10/25/2035 Δ	1,062
	WF-RBS Commercial Mortgage Trust
2,120	2.88%, 12/15/2045	1,983
365	3.20%, 03/15/2048	349
1,030	4.32%, 03/15/2045 ■Δ	754
1,420	4.61%, 12/15/2045 ■Δ	1,077
2,930	4.87%, 02/15/2044 ■	3,204
4,380	4.90%, 06/15/2044 ■	4,786
1,230	5.00%, 06/15/2044 ■	1,000
960	5.75%, 04/15/2045 ■Δ	900
		229,742
		263,302
Wireless Telecommunication Services - 0.3%
	Wireless Telecommunication Services - 0.3%
	SBA Tower Trust
2,400	2.93%, 12/15/2017 ■	2,425
3,435	3.60%, 04/15/2043 ■	3,405
		5,830
	Total asset & commercial mortgage backed securities
	(cost $266,880)	$269,132

CORPORATE BONDS - 32.4%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$66	5.70%, 08/28/2020 ‡	$69
995	5.75%, 07/01/2022 ‡	1,045
	Wynn Las Vegas LLC
2,335	7.75%, 08/15/2020 ‡	2,627
		3,741
Administrative Waste Management and Remediation - 0.0%
	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
150	5.13%, 06/01/2021	153
605	5.25%, 08/01/2020	620
		773
Air Transportation - 0.2%
	Scheduled Air Transportation - 0.2%
	Continental Airlines, Inc.
2,610	4.00%, 10/29/2024 ‡	2,597
	US Airways Group, Inc.
396	6.25%, 04/22/2023	423
		3,020
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
205	4.50%, 12/15/2022	201

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
660	6.38%, 12/15/2020	723
	Phillips Van-Heusen Corp.
850	7.38%, 05/15/2020	932
		1,655
		1,856
Arts, Entertainment and Recreation - 2.3%
	Cable and Other Subscription Programming - 1.3%
	CCO Holdings LLC
765	5.25%, 09/30/2022	714
3,300	6.63%, 01/31/2022 ‡	3,374
814	7.38%, 06/01/2020 ‡	877
	DirecTV Holdings LLC
2,195	3.80%, 03/15/2022 ‡	2,110
1,820	5.00%, 03/01/2021 ‡	1,917
	Time Warner Cable, Inc.
2,755	4.50%, 09/15/2042 ‡	2,126
300	5.88%, 11/15/2040	266
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033 ‡	3,553
	Time Warner, Inc.
1,065	3.40%, 06/15/2022	1,042
1,650	6.10%, 07/15/2040	1,839
1,100	6.50%, 11/15/2036	1,273
	Viacom, Inc.
3,000	5.63%, 09/15/2019 ‡	3,447
		22,538
	Motion Picture and Video Industries - 0.0%
	NAI Entertainment Holdings LLC
272	8.25%, 12/15/2017 ■	295
	National CineMedia LLC
65	6.00%, 04/15/2022	68
		363

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Arts, Entertainment and Recreation - 2.3% - (continued)
	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Gannett Co., Inc.
$660	5.13%, 07/15/2020 ■	$658
	News America, Inc.
3,120	6.15%, 03/01/2037 - 02/15/2041 ‡	3,474
750	6.20%, 12/15/2034	829
		4,961
	Radio and Television Broadcasting - 0.7%
	CBS Corp.
1,600	3.38%, 03/01/2022 ‡	1,544
1,690	4.85%, 07/01/2042	1,565
	Liberty Media Corp.
1,761	8.25%, 02/01/2030	1,904
	NBC Universal Media LLC
2,075	5.15%, 04/30/2020	2,368
1,554	5.95%, 04/01/2041 ‡	1,770
1,470	6.40%, 04/30/2040	1,748
	Starz Financial Corp
335	5.00%, 09/15/2019	337
		11,236
		39,098
Beverage and Tobacco Product Manufacturing - 1.1%
	Beverage Manufacturing - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
3,050	7.75%, 01/15/2019 ‡	3,865
	Constellation Brands, Inc.
740	6.00%, 05/01/2022 ‡	799
2,405	7.25%, 05/15/2017 ‡	2,742
	Molson Coors Brewing Co.
865	3.50%, 05/01/2022 ‡	856
	PepsiCo, Inc.
3,350	2.25%, 01/07/2019	3,348
	Pernod-Ricard S.A.
3,655	2.95%, 01/15/2017 ■‡	3,745
		15,355
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
1,658	10.20%, 02/06/2039 ‡	2,554
	Lorillard Tobacco Co.
505	8.13%, 06/23/2019	617
		3,171
		18,526
Chemical Manufacturing - 0.3%
	Agricultural Chemical Manufacturing - 0.1%
	CF Industries Holdings, Inc.
1,335	3.45%, 06/01/2023	1,266

	Basic Chemical Manufacturing - 0.2%
	Ashland, Inc.
455	4.75%, 08/15/2022 ■	449
	Dow Chemical Co.
2,720	8.55%, 05/15/2019 ‡	3,500
		3,949
		5,215
Computer and Electronic Product Manufacturing - 0.5%
	Computer and Peripheral Equipment Manufacturing - 0.4%
	Apple, Inc.
1,625	2.40%, 05/03/2023 ‡	1,491
	Hewlett-Packard Co.
1,340	2.65%, 06/01/2016	1,374
1,630	4.65%, 12/09/2021	1,653
	Seagate HDD Cayman
1,510	6.88%, 05/01/2020 ‡	1,638
		6,156
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
820	7.00%, 08/01/2020 ‡	886

	Semiconductor, Electronic Component Manufacturing - 0.0%
	Jabil Circuit, Inc.
565	4.70%, 09/15/2022	552

		7,594
Construction - 0.1%
	Residential Building Construction - 0.1%
	D.R. Horton, Inc.
515	6.50%, 04/15/2016	564
	Pulte Homes, Inc.
335	7.88%, 06/15/2032	365
	Ryland Group, Inc.
340	5.38%, 10/01/2022	323
		1,252
Fabricated Metal Product Manufacturing - 0.3%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
345	4.00%, 11/15/2023	316
545	5.00%, 03/15/2022 ‡	546
1,020	6.75%, 09/15/2020 ‡	1,104
		1,966
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
425	4.50%, 01/15/2023 ■	396
1,170	6.25%, 02/01/2021	1,243
	Masco Corp.
240	5.95%, 03/15/2022	257
		1,896
	Spring and Wire Product Manufacturing - 0.1%
	Anixter International, Inc.
350	5.63%, 05/01/2019 ‡	367

		4,229
Finance and Insurance - 13.8%
	Captive Auto Finance - 0.3%
	Credit Acceptance Corp.
700	9.13%, 02/01/2017 ØΘ	747

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Finance and Insurance - 13.8% - (continued)
	Captive Auto Finance - 0.3% - (continued)
	Ford Motor Credit Co. LLC
$1,800	1.70%, 05/09/2016	$1,783
1,025	3.00%, 06/12/2017	1,040
1,675	5.88%, 08/02/2021	1,858
215	6.63%, 08/15/2017	245
		5,673
	Commercial Banking - 0.8%
	Barclays Bank plc
5,350	6.05%, 12/04/2017 ■‡	5,895
	BNP Paribas
5,050	2.38%, 09/14/2017	5,092
1,700	3.25%, 03/11/2015	1,758
	Lloyds Banking Group plc
1,205	6.50%, 09/14/2020 ■	1,307
		14,052
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
750	7.75%, 01/31/2023 ■	728

	Depository Credit Banking - 2.8%
	Bank of America Corp.
2,095	2.00%, 01/11/2018	2,049
2,850	5.63%, 07/01/2020 ‡	3,196
2,805	5.75%, 12/01/2017 ‡	3,163
1,470	5.88%, 01/05/2021 ‡	1,670
1,700	7.63%, 06/01/2019 ‡	2,075
	Citigroup, Inc.
1,350	1.30%, 04/01/2016	1,339
1,350	1.70%, 07/25/2016	1,350
3,000	4.05%, 07/30/2022	2,916
1,850	4.59%, 12/15/2015 ‡	1,982
600	4.88%, 05/07/2015	634
1,835	6.13%, 08/25/2036 ‡	1,855
3,800	6.63%, 06/15/2032 ‡	4,073
2,658	8.50%, 05/22/2019 ‡	3,391
	HSBC Holdings plc
800	6.50%, 09/15/2037	911
2,050	6.80%, 06/01/2038 ‡	2,432
	PNC Bank NA
905	6.00%, 12/07/2017	1,049
1,163	6.88%, 04/01/2018	1,398
	PNC Funding Corp.
4,000	5.25%, 11/15/2015	4,348
	Wells Fargo & Co.
1,740	3.45%, 02/13/2023	1,665
1,750	4.60%, 04/01/2021 ‡	1,905
	Wells Fargo Bank NA
3,190	0.48%, 05/16/2016 ‡Δ	3,152
		46,553
	Insurance Carriers - 1.3%
	American International Group, Inc.
1,980	2.38%, 08/24/2015 ‡	2,005
805	3.80%, 03/22/2017 ‡	854
700	8.25%, 08/15/2018	876
	ING US, Inc.
860	5.50%, 07/15/2022 ■	928
	Massachusetts Mutual Life Insurance Co.
1,172	8.88%, 06/01/2039 ■	1,728
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ■	1,984
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■‡	3,671
	Teachers Insurance & Annuity Association of America
2,658	6.85%, 12/16/2039 ■‡	3,303
	Wellpoint, Inc.
1,280	1.88%, 01/15/2018 ‡	1,255
1,045	2.30%, 07/15/2018 ☼	1,042
3,350	5.10%, 01/15/2044 ☼	3,363
		21,009
	International Trade Financing (Foreign Banks) - 0.9%
	Deutsche Bank AG
1,190	4.30%, 05/24/2028	1,080
	Royal Bank of Scotland Group plc
3,465	2.55%, 09/18/2015	3,537
2,200	3.95%, 09/21/2015	2,305
2,535	6.13%, 12/15/2022	2,449
	Santander U.S. Debt S.A.
3,400	3.72%, 01/20/2015 ■‡	3,454
	TSMC Global LTD
2,210	0.95%, 04/03/2016 ■	2,179
		15,004
	Nondepository Credit Banking - 1.9%
	Capital One Financial Corp.
3,550	2.15%, 03/23/2015	3,611
1,750	6.15%, 09/01/2016 ‡	1,957
	CIT Group, Inc.
40	5.00%, 05/15/2017	42
70	5.38%, 05/15/2020	73
2,789	5.50%, 02/15/2019 ■	2,925
485	6.63%, 04/01/2018 ■	536
	Discover Financial Services, Inc.
2,600	5.20%, 04/27/2022	2,727
	General Electric Capital Corp.
4,508	4.38%, 09/16/2020 ‡	4,794
5,150	5.30%, 02/11/2021 ‡	5,643
210	5.88%, 01/14/2038	230
3,925	6.00%, 08/07/2019 ‡	4,575
1,700	6.25%, 12/15/2022 ♠	1,768
	General Motors Financial Co., Inc.
220	2.75%, 05/15/2016 ■	219
110	3.25%, 05/15/2018 ■	108
75	4.25%, 05/15/2023 ■	72
	Provident Funding Associates L.P.
140	6.75%, 06/15/2021 ■	142
	SLM Corp.
880	7.25%, 01/25/2022 ‡	933
1,245	8.45%, 06/15/2018	1,432
		31,787
	Other Financial Investment Activities - 0.3%
	Ladder Capital Finance Holdings LLC
1,360	7.38%, 10/01/2017 ■	1,404
	State Street Corp.
3,255	4.96%, 03/15/2018	3,590
		4,994

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Finance and Insurance - 13.8% - (continued)
	Other Investment Pools and Funds - 0.1%
	Fibria Overseas Finance Ltd.
$752	7.50%, 05/04/2020 ■	$823

	Real Estate Investment Trust (REIT) - 1.5%
	Brandywine Operating Partnership L.P.
2,900	3.95%, 02/15/2023	2,757
	DuPont Fabros Technology L.P.
825	8.50%, 12/15/2017 ‡	877
	HCP, Inc.
1,850	2.63%, 02/01/2020	1,750
2,175	6.00%, 01/30/2017	2,455
	Health Care, Inc.
1,005	2.25%, 03/15/2018	992
1,000	4.13%, 04/01/2019	1,057
	Kimco Realty Corp.
3,850	3.13%, 06/01/2023	3,580
615	4.30%, 02/01/2018	666
	Liberty Property L.P.
1,050	3.38%, 06/15/2023	973
860	4.13%, 06/15/2022	856
	Realty Income Corp.
1,865	3.25%, 10/15/2022	1,719
1,495	4.65%, 08/01/2023	1,531
	Ventas Realty L.P.
1,295	2.00%, 02/15/2018	1,268
1,520	2.70%, 04/01/2020	1,442
2,750	3.25%, 08/15/2022	2,581
		24,504
	Sales Financing - 0.1%
	Imperial Tobacco Finance plc
2,400	3.50%, 02/11/2023 ■	2,271

	Securities and Commodity Contracts and Brokerage - 3.8%
	Bear Stearns & Co., Inc.
280	5.55%, 01/22/2017	310
155	7.25%, 02/01/2018	186
	Goldman Sachs Group, Inc.
4,030	5.75%, 01/24/2022 ‡	4,486
2,821	6.00%, 06/15/2020 ‡	3,208
1,900	6.45%, 05/01/2036 ‡	1,961
5,275	6.75%, 10/01/2037 ‡	5,550
	JP Morgan Chase & Co.
4,031	3.15%, 07/05/2016 ‡	4,228
1,705	3.38%, 05/01/2023	1,583
5,125	4.35%, 08/15/2021 ‡	5,393
440	4.50%, 01/24/2022 ‡	466
2,745	6.00%, 01/15/2018 ‡	3,156
	Merrill Lynch & Co., Inc.
1,316	5.70%, 05/02/2017	1,434
10,470	6.05%, 05/16/2016 ‡	11,478
2,560	7.75%, 05/14/2038	3,057
	Morgan Stanley
1,675	4.88%, 11/01/2022	1,679
875	5.50%, 01/26/2020	962
370	5.63%, 09/23/2019	409
2,590	5.75%, 01/25/2021	2,881
6,700	6.25%, 08/28/2017 ╦	7,576
1,225	6.38%, 07/24/2042	1,410
505	7.30%, 05/13/2019	599
	UBS AG Stamford CT
680	7.63%, 08/17/2022	756
		62,768
		230,166
Health Care and Social Assistance - 1.7%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
1,910	5.13%, 08/15/2018 ‡	1,948
	HCA, Inc.
1,785	6.50%, 02/15/2020	1,966
920	7.25%, 09/15/2020	1,006
1,336	7.50%, 11/15/2095 ‡	1,206
470	8.50%, 04/15/2019	509
	Memorial Sloan-Kettering Cancer Center
1,985	5.00%, 07/01/2042 ‡	2,045
		8,680
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
3,635	8.35%, 07/10/2031 ■	4,616

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
1,180	3.44%, 07/01/2021 ‡	1,172

	Pharmaceutical and Medicine Manufacturing - 0.7%
	AbbVie, Inc.
1,840	1.75%, 11/06/2017 ■	1,818
4,085	2.00%, 11/06/2018 ■	4,017
	Express Scripts Holding Co.
1,295	2.10%, 02/12/2015	1,317
	Gilead Sciences, Inc.
1,579	4.40%, 12/01/2021 ‡	1,690
	Mylan, Inc.
975	1.80%, 06/24/2016 ■	974
1,000	6.00%, 11/15/2018 ■	1,081
	Zoetis, Inc.
830	3.25%, 02/01/2023 ■	788
		11,685
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
1,385	5.63%, 07/31/2019 ■	1,466
260	9.00%, 07/15/2015 ■	289
		1,755
		27,908

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Information - 2.7%
	Cable and Other Program Distribution - 0.5%
	CSC Holdings, Inc.
$315	7.63%, 07/15/2018 ‡	$362
	DISH DBS Corp.
3,186	5.88%, 07/15/2022	3,178
3,200	7.88%, 09/01/2019 ‡	3,640
	Rogers Communications, Inc.
740	8.75%, 05/01/2032	989
	TCI Communications, Inc.
685	8.75%, 08/01/2015	789
		8,958
	Data Processing Services - 0.1%
	Audatex North America, Inc.
875	6.75%, 06/15/2018	934

	Industrial Machinery and Equipment Rental and Leasing - 0.4%
	Cox Communications, Inc.
7,350	2.95%, 06/30/2023 ■	6,571

	Internet Publishing and Broadcasting - 0.0%
	Netflix, Inc.
670	5.38%, 02/01/2021 ■	677

	Other Information Services - 0.0%
	InterActiveCorp
220	4.75%, 12/15/2022	208

	Satellite Telecommunications - 0.1%
	Hughes Satelite Systems Corp.
890	6.50%, 06/15/2019	945
	Intelsat Jackson Holdings S.A.
1,117	8.50%, 11/01/2019	1,233
		2,178
	Software Publishers - 0.2%
	Brocade Communications Systems, Inc.
1,105	4.63%, 01/15/2023 ■	1,039
	Oracle Corp.
1,630	3.63%, 07/15/2023	1,648
		2,687
	Telecommunications - Other - 0.5%
	Sprint Nextel Corp.
1,630	7.00%, 03/01/2020 ■	1,777
547	9.00%, 11/15/2018 ■	648
	Telefonica Emisiones SAU
1,525	3.99%, 02/16/2016 ‡	1,581
	UPCB Finance III Ltd.
443	6.63%, 07/01/2020 ■	474
	UPCB Finance VI Ltd.
1,335	6.88%, 01/15/2022 ■	1,415
	Vivendi S.A.
795	2.40%, 04/10/2015 ■‡	811
	Wind Acquisition Finance S.A.
1,490	7.25%, 02/15/2018 ■	1,529
		8,235
	Telecommunications - Wired Carriers - 0.5%
	Deutsche Telekom International Finance B.V.
2,745	3.13%, 04/11/2016 ■‡	2,873
	Paetec Holding Corp.
293	9.88%, 12/01/2018	329
	Unitymedia Hessen GmbH & Co.
1,655	7.50%, 03/15/2019 ■	1,787
	Videotron Ltee
178	9.13%, 04/15/2018	187
	Windstream Corp.
190	6.38%, 08/01/2023	181
670	7.50%, 04/01/2023	685
1,890	7.88%, 11/01/2017	2,112
		8,154
	Telecommunications - Wireless Carriers - 0.2%
	Qwest Corp.
825	7.25%, 10/15/2035	842
	Vimpelcom Holdings
1,810	5.95%, 02/13/2023 ■	1,683
		2,525
	Wireless Communications Services - 0.2%
	Altice Financing S.A.
850	7.88%, 12/15/2019 ■	905
	Verizon Communications, Inc.
2,205	6.40%, 02/15/2038	2,538
		3,443
		44,570
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
3,030	7.88%, 12/01/2017 ‡	3,553

Mining - 0.6%
	Coal Mining - 0.2%
	Consol Energy, Inc.
405	8.00%, 04/01/2017 ‡	432
	Peabody Energy Corp.
445	6.00%, 11/15/2018	455
767	6.50%, 09/15/2020	777
505	7.38%, 11/01/2016 ‡	563
		2,227
	Metal Ore Mining - 0.4%
	Freeport-McMoRan Copper & Gold, Inc.
2,700	3.88%, 03/15/2023 ■	2,443
	Glencore Funding LLC
4,400	1.70%, 05/27/2016 ■	4,299
		6,742
	Nonmetallic Mineral Mining and Quarrying - 0.0%
	FMG Resources Pty Ltd.
227	7.00%, 11/01/2015 ■	232
	Vulcan Materials Co.
100	7.15%, 11/30/2037	100
195	7.50%, 06/15/2021	221
		553
		9,522
Miscellaneous Manufacturing - 0.6%
	Aerospace Product and Parts Manufacturing - 0.3%
	BE Aerospace, Inc.
1,765	5.25%, 04/01/2022 ‡	1,820
1,321	6.88%, 10/01/2020 ‡	1,437

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Miscellaneous Manufacturing - 0.6% - (continued)
	Aerospace Product and Parts Manufacturing - 0.3% - (continued)
	Bombardier, Inc.
$1,440	7.75%, 03/15/2020 ■	$1,645
		4,902
	Other Miscellaneous Manufacturing - 0.3%
	Hutchison Whampoa International Ltd.
4,600	2.00%, 11/08/2017 ■	4,518
	Owens-Brockway Glass Container, Inc.
1,175	7.38%, 05/15/2016	1,328
		5,846
		10,748
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tenneco, Inc.
905	6.88%, 12/15/2020	978

Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
865	7.38%, 10/15/2017 ■	921
	Silgan Holdings, Inc.
2,315	5.00%, 04/01/2020 ‡	2,327
		3,248
Other Services - 0.0%
	Death Care Services - 0.0%
	Service Corp. International
480	5.38%, 01/15/2022 ■	483

Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
170	4.50%, 02/01/2023	161

	Pulp, Paper and Paperboard Mills - 0.1%
	Rock-Tenn Co.
150	3.50%, 03/01/2020	148
1,120	4.00%, 03/01/2023	1,078
		1,226
		1,387
Petroleum and Coal Products Manufacturing - 2.2%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
1,204	6.50%, 05/01/2021	1,216

	Oil and Gas Extraction - 1.7%
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,743
	Chesapeake Energy Corp.
603	2.50%, 05/15/2037 ۞	577
	CNPC General Capital
4,290	1.45%, 04/16/2016 ■	4,280
	Continental Resources, Inc.
1,210	5.00%, 09/15/2022 ‡	1,216
	Denbury Resources, Inc.
565	4.63%, 07/15/2023	517
	EDC Finance Ltd.
1,405	4.88%, 04/17/2020 ■	1,300
	Gazprom Neft OAO via GPN Capital S.A.
1,215	4.38%, 09/19/2022 ■	1,124
	Harvest Operations Corp.
736	6.88%, 10/01/2017	812
	Lukoil International Finance B.V.
3,800	3.42%, 04/24/2018 ■	3,744
	Nexen, Inc.
1,210	7.50%, 07/30/2039	1,510
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035 ‡	2,755
	Petrobras Global Finance Co.
1,775	3.00%, 01/15/2019	1,648
	Petrobras International Finance Co.
940	5.38%, 01/27/2021	936
3,055	5.75%, 01/20/2020 ‡	3,156
	Pioneer Natural Resources Co.
290	6.65%, 03/15/2017	334
910	7.50%, 01/15/2020	1,123
	Range Resources Corp.
850	6.75%, 08/01/2020	918
	Seadrill Ltd.
1,050	5.63%, 09/15/2017 ■	1,055
		28,748
	Petroleum and Coal Products Manufacturing - 0.3%
	MEG Energy Corp.
481	6.38%, 01/30/2023 ■	481
	Rosneft Oil Co.
990	3.15%, 03/06/2017 ■	979
	Valero Energy Corp.
2,086	9.38%, 03/15/2019 ‡	2,731
		4,191
	Support Activities For Mining - 0.1%
	Transocean, Inc.
414	5.05%, 12/15/2016	454
1,820	6.38%, 12/15/2021 ‡	2,053
		2,507
		36,662
Pipeline Transportation - 1.0%
	Pipeline Transportation of Natural Gas - 1.0%
	El Paso Corp.
900	7.00%, 06/15/2017 ‡	1,003
661	7.80%, 08/01/2031 ‡	698
	Energy Transfer Equity L.P.
2,773	7.50%, 10/15/2020	3,123
	Kinder Morgan Energy Partners L.P.
4,200	4.15%, 02/01/2024 ☼	4,192
1,380	6.85%, 02/15/2020 ‡	1,643
	Kinder Morgan Finance Co.
4,555	6.00%, 01/15/2018 ■	4,943
	MarkWest Energy Partners L.P.
295	5.50%, 02/15/2023	298
571	6.25%, 06/15/2022	611
		16,511

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Plastics and Rubber Products Manufacturing - 0.0%
	Rubber Product Manufacturing - 0.0%
	Continental Rubber of America Corp.
$795	4.50%, 09/15/2019 ■	$808

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
1,310	9.50%, 02/15/2015 ‡	1,441

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
905	5.88%, 02/01/2022	932

	Computer Systems Design and Related Services - 0.1%
	Flextronics International Ltd.
200	4.63%, 02/15/2020 ■	199
295	5.00%, 02/15/2023 ■	290
	Lender Processing Services, Inc.
566	5.75%, 04/15/2023	606
		1,095
		2,027
Real Estate, Rental and Leasing - 0.8%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
1,750	3.63%, 04/15/2023	1,634

	Automotive Equipment Rental and Leasing - 0.0%
	United Rentals North America, Inc.
60	5.75%, 07/15/2018	64

	General Rental Centers - 0.2%
	ERAC USA Finance Co.
2,195	6.38%, 10/15/2017 ■‡	2,549

	Industrial Machinery and Equipment Rental and Leasing - 0.5%
	Air Lease Corp.
1,105	4.50%, 01/15/2016	1,124
230	4.75%, 03/01/2020	228
	International Lease Finance Corp.
5,850	5.88%, 04/01/2019 ‡	6,113
801	6.25%, 05/15/2019	845
674	8.88%, 09/01/2017	782
		9,092
		13,339
Retail Trade - 1.2%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
1,170	5.50%, 02/01/2020 ‡	1,243

	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
4,164	3.70%, 04/15/2022 ‡	4,090

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
1,490	6.75%, 05/01/2021 ■	1,594
831	7.50%, 03/15/2020 ■	894
		2,488
	Clothing Stores - 0.2%
	Ltd. Brands, Inc.
2,862	5.63%, 02/15/2022	2,966
261	6.95%, 03/01/2033	261
		3,227
	Direct Selling Establishments - 0.4%
	AmeriGas Partners L.P.
640	6.25%, 08/20/2019 ‡	669
	Energy Transfer Partners
2,645	3.60%, 02/01/2023	2,499
2,590	6.50%, 02/01/2042 ‡	2,845
		6,013
	Electronics and Appliance Stores - 0.1%
	Arcelik AS
1,265	5.00%, 04/03/2023 ■	1,119

	Other Miscellaneous Store Retailers - 0.1%
	Sally Holdings LLC
660	5.75%, 06/01/2022	687
	Sotheby's
1,025	5.25%, 10/01/2022 ■	989
		1,676
		19,856
Transportation Equipment Manufacturing - 0.2%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
1,385	3.00%, 05/15/2023 ■	1,287

	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
1,710	6.88%, 03/15/2018	1,864

		3,151
Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
3,475	2.88%, 07/17/2018 ■	3,465
1,265	4.88%, 07/11/2022 ■	1,286
		4,751
Utilities - 1.1%
	Electric Generation, Transmission and Distribution - 1.1%
	AES (The) Corp.
375	9.75%, 04/15/2016 ‡	439
	Calpine Corp.
2,088	7.50%, 02/15/2021 ■‡	2,234
273	7.50%, 02/15/2021 §	292
883	7.88%, 01/15/2023 ■	958
	Carolina Power & Light Co.
1,205	4.10%, 05/15/2042 ‡	1,127
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015 ‡	3,056
	Dolphin Subsidiary II, Inc.
2,625	7.25%, 10/15/2021	2,717

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.4% - (continued)
Utilities - 1.1% - (continued)
	Electric Generation, Transmission and Distribution - 1.1% - (continued)
	EDP Finance B.V.
$1,080	4.90%, 10/01/2019 ■	$1,066
	MidAmerican Energy Holdings Co.
3,385	8.48%, 09/15/2028 ‡	4,761
	Pacific Gas & Electric Co.
1,628	8.25%, 10/15/2018 ‡	2,105
		18,755
Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	Heineken N.V.
1,291	1.40%, 10/01/2017 ■	1,262
	SABMiller Holdings, Inc.
3,000	2.45%, 01/15/2017 ■‡	3,076
1,000	3.75%, 01/15/2022 ■	1,019
		5,357
	Total corporate bonds
	(cost $530,694)	$540,525

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Brazil - 0.1%
	Brazil (Republic of)
$1,050	5.88%, 01/15/2019	$1,185

	Mexico - 0.2%
	United Mexican States
3,174	4.75%, 03/08/2044 ‡	2,920

	Total foreign government obligations
	(cost $4,372)	$4,105

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.5%
	California State GO
$1,420	7.50%, 04/01/2034	$1,851
	California State GO, Taxable
4,785	7.55%, 04/01/2039	6,413
		8,264
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
950	5.79%, 11/01/2041	1,068

	Utilities - Electric - 0.2%
	Municipal Elec Auth Georgia
2,910	6.64%, 04/01/2057	3,105

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County, CA, Public Utilities
3,515	6.00%, 11/01/2040	3,921

	Total municipal bonds
	(cost $15,552)	$16,358

SENIOR FLOATING RATE INTERESTS♦ - 4.5%
Accommodation and Food Services - 0.1%
	Traveler Accommodation - 0.1%
	Caesars Entertainment Operating Co., Inc.
$1,154	4.44%, 01/28/2018	$997
1,174	5.44%, 01/28/2018	1,040
		2,037
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
516	6.75%, 11/09/2018	519
	ISS A/S
325	3.75%, 04/30/2018	324
		843
	Facilities Support Services - 0.0%
	Affinia Group, Inc.
310	4.75%, 04/25/2020	314

		1,157
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Delta Air Lines, Inc.
453	4.00%, 10/18/2018	455
	United Airlines, Inc.
643	4.00%, 04/01/2019	649
		1,104
Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
296	3.25%, 02/13/2020	297

Arts, Entertainment and Recreation - 0.3%
	Cable and Other Subscription Programming - 0.1%
	Cequel Communications LLC
234	3.50%, 02/14/2019	236
	CSC Holdings, Inc.
440	2.69%, 04/17/2020	437
	Kabel Deutschland Holding AG
305	3.25%, 02/01/2019	304
		977
	Gambling Industries - 0.1%
	MGM Resorts International
622	3.50%, 12/20/2019	622
	Rock Ohio Caesars LLC
200	5.00%, 04/08/2019	201
	Seminole (The) Tribe of Florida, Inc.
658	3.00%, 04/29/2020	660
		1,483

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.5% - (continued)
Arts, Entertainment and Recreation - 0.3% - (continued)
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
$1,483	4.00%, 12/31/2019	$1,489

	Radio and Television Broadcasting - 0.0%
	Sinclair Television Group, Inc.
294	3.00%, 04/09/2020	294

	Spectator Sports - 0.0%
	Penn National Gaming, Inc.
181	3.75%, 07/16/2018	182

		4,425
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
1,080	2.75%, 05/01/2020	1,081

Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
350	2.73%, 04/19/2017	350
	Pinnacle Operating Corp.
1,172	3.25%, 04/29/2020	1,172
397	4.75%, 11/15/2018	398
	PQ Corp.
597	4.50%, 08/07/2017	602
		2,522
	Other Chemical and Preparations Manufacturing - 0.0%
	Cytec Industries, Inc.
108	4.50%, 10/04/2019	108
	DuPont Performance Coatings, Inc.
135	4.75%, 02/01/2020	136
	Monarch, Inc.
207	4.50%, 10/04/2019	209
	Utex Industries, Inc.
105	4.75%, 04/10/2020	105
		558
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments Holland
490	4.50%, 03/19/2020	496

		3,576
Computer and Electronic Product Manufacturing - 0.1%
	Computer and Peripheral - 0.1%
	CDW LLC
1,287	3.50%, 04/29/2020	1,278

	Semiconductor, Electronic Components - 0.0%
	NXP Semiconductors N.V.
716	4.75%, 01/10/2020	729

		2,007
Construction - 0.0%
	Construction - Other Specialty Trade Contractors - 0.0%
	Brand Energy & Infrastructure Services, Inc.
288	6.25%, 10/23/2018	293

	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
69	6.25%, 10/23/2018	70

		363
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
144	4.00%, 01/30/2020	145

Finance and Insurance - 0.4%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
955	3.50%, 04/17/2020	950

	Agencies, Brokerages and Other Insurance - 0.0%
	Cooper Gay Swett & Crawford Ltd.
365	5.00%, 04/16/2020	368
	USI Insurance Services LLC
418	5.25%, 12/27/2019	422
		790
	Captive Auto Finance - 0.1%
	Chrysler Group LLC
1,794	4.25%, 05/24/2017	1,821

	Insurance Carriers - 0.0%
	Asurion LLC
507	4.50%, 05/24/2019	506

	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
2,051	4.19%, 05/13/2017	2,050
	Ocwen Financial Corp.
190	5.00%, 02/15/2018	192
	Walter Investment Management
911	5.75%, 11/28/2017	917
		3,159
		7,226
Food Manufacturing - 0.2%
	Fruit and Vegetable Preserving and Specialty Foods - 0.1%
	Dole Food Co., Inc.
1,172	3.75%, 04/01/2020	1,172

	Other Food Manufacturing - 0.1%
	H.J. Heinz Co.
2,280	3.50%, 06/05/2020	2,302
	Hostess Brands, Inc.
160	6.75%, 04/09/2020	165
	U.S. Foodservice, Inc.
462	4.50%, 03/31/2019	463
		2,930
		4,102

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.5% - (continued)
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	OSI Restaurant Partners, Inc.
$1,736	3.50%, 10/28/2019	$1,742

Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
451	3.50%, 03/18/2020	450

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
318	4.00%, 10/31/2019	318

		768
Health Care and Social Assistance - 0.1%
	General Medical and Surgical Hospitals - 0.1%
	HCA, Inc.
975	2.94%, 05/01/2018	978
575	3.03%, 03/31/2017	576
		1,554
	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
287	3.75%, 09/01/2017	288

		1,842
Information - 0.9%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC, Term Loan E
1,380	3.00%, 07/01/2020	1,374
	Charter Communications Operating LLC, Term Loan F
495	3.00%, 12/31/2020	492
	UPC Financing Partnership
520	3.25%, 06/30/2021	519
335	4.00%, 01/31/2021	336
	Virgin Media Finance plc
1,970	3.50%, 06/08/2020	1,968
		4,689
	Data Processing Services - 0.2%
	Emdeon, Inc.
648	3.75%, 11/02/2018	652
	First Data Corp.
830	4.19%, 03/24/2017 - 09/24/2018	828
	First Data Corp., Extended 1st Lien Term Loan
2,555	4.19%, 03/23/2018	2,549
		4,029
	Software Publishers - 0.2%
	Epicor Software Corp.
199	4.50%, 05/16/2018	201
	Infor US, Inc.
903	5.25%, 04/05/2018	914
	Kronos, Inc.
940	4.50%, 10/30/2019	946
175	9.75%, 04/30/2020	180
	Web.com Group, Inc.
701	4.50%, 10/27/2017	706
		2,947
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd.
564	3.50%, 02/05/2020	564
	Sorenson Communications, Inc.
853	9.50%, 10/31/2014	850
		1,414
	Telecommunications - Wireless Carriers - 0.0%
	Alcatel-Lucent
209	7.25%, 01/30/2019	213
	Light Tower Fiber LLC
240	4.50%, 04/13/2020	241
	Syniverse Holdings, Inc.
470	4.00%, 04/23/2019	471
		925
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
1,210	4.75%, 03/08/2020	1,220
	Windstream Corp.
219	3.50%, 01/23/2020	219
		1,439
		15,443
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
1,112	5.25%, 10/18/2017	1,120

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
1,380	5.75%, 05/16/2018	1,368

		2,488
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
364	3.75%, 01/31/2020	367
	Doncasters plc
1,252	5.50%, 04/09/2020	1,261
	Hamilton Sundstrand Corp.
348	4.00%, 12/13/2019	348
		1,976
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
764	4.75%, 09/28/2018	772

		2,748
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
657	2.14%, 12/29/2014	648
	Federal Mogul Corp., Tranche C Term Loan
335	2.14%, 12/28/2015	330

12

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.5% - (continued)
Motor Vehicle and Parts Manufacturing - 0.1% - (continued)
	Motor Vehicle Parts Manufacturing - 0.1% - (continued)
	Tower International, Inc.
$633	5.75%, 04/23/2020	$637
		1,615
Other Services - 0.0%
	Commercial/Industrial Machine and Equipment - 0.0%
	Apex Tool Group LLC
105	4.50%, 01/31/2020	105

Petroleum and Coal Products Manufacturing - 0.1%
	Oil and Gas Extraction - 0.1%
	Dynegy Power LLC
246	4.00%, 04/23/2020	247
	Ruby Western Pipeline Holdings LLC
608	3.50%, 03/27/2020	608
		855
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
369	6.25%, 04/04/2018	366

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
1,720	4.50%, 04/30/2019	1,731

		2,097
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
1,546	3.50%, 02/08/2020	1,544
	Consolidated Container Co.
516	5.00%, 07/03/2019	519
		2,063
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
2,292	3.75%, 03/10/2017	2,304

Professional, Scientific and Technical Services - 0.1%
	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
783	4.25%, 03/27/2020	787
	SunGard Data Systems, Inc.
353	4.50%, 01/31/2020	358
		1,145
Real Estate, Rental and Leasing - 0.0%
	Automotive Equipment Rental and Leasing - 0.0%
	The Hertz Corp.
419	3.00%, 03/11/2018	420

Retail Trade - 0.6%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
409	5.50%, 03/28/2019	415

	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co.
425	3.50%, 04/16/2020	425

	Department Stores - 0.1%
	Neiman (The) Marcus Group, Inc.
1,310	4.00%, 05/16/2018	1,313

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
485	4.50%, 04/23/2020	487

	Other Miscellaneous Store Retailers - 0.1%
	Aramark Corp.
1,120	3.78%, 07/26/2016	1,123
	ARAMARK Corp.
340	4.00%, 09/09/2019	343
	Rite Aid Corp.
319	4.00%, 02/21/2020	321
115	5.75%, 08/21/2020	118
		1,905
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
2,653	3.75%, 04/02/2020	2,662

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
2,209	11.50%, 12/31/2015 Þ	2,187
	Michaels Stores, Inc.
459	3.75%, 01/28/2020	460
		2,647
		9,854
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
293	5.00%, 09/09/2017	289

Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Star West Generation LLC
1,377	4.25%, 03/13/2020	1,388

	Total senior floating rate interests
	(cost $74,250)	$74,686

U.S. GOVERNMENT AGENCIES - 47.2%
	FHLMC - 4.8%
$14,077	2.08%, 08/25/2018 ►	$1,200
32,297	2.49%, 10/25/2020 ►	576
32,000	3.50%, 08/15/2041 ☼	32,175
12,005	4.00%, 08/01/2025 - 08/15/2039 ☼	12,734
22,857	5.50%, 01/01/2037 - 06/01/2041	24,720
4,306	6.00%, 01/01/2023 - 06/01/2038	4,749
12,987	9.76%, 01/15/2041 ►	1,595
3,525	11.04%, 05/15/2037 ►	619
6,300	16.97%, 12/15/2036 ►	884
2,685	17.08%, 01/15/2039 ►	338
		79,590

13

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 47.2% - (continued)
	FNMA - 23.7%
$3,243	2.14%, 11/01/2022	$3,009
4,666	2.15%, 10/01/2022	4,364
2,223	2.20%, 12/01/2022	2,071
1,301	2.28%, 11/01/2022	1,219
1,099	2.34%, 11/01/2022	1,033
990	2.40%, 10/01/2022	936
864	2.42%, 11/01/2022	818
886	2.47%, 11/01/2022	841
38,250	2.50%, 08/12/2027 - 08/15/2043 ☼	36,959
81,310	3.00%, 08/15/2028 - 08/19/2042 ☼	79,816
131,100	3.50%, 08/15/2025 - 08/15/2041 ☼	132,586
29,168	4.00%, 06/01/2025 - 08/15/2043 ☼	30,392
26,905	4.50%, 08/01/2024 - 08/01/2043 ☼	28,535
34,995	5.00%, 04/01/2018 - 04/25/2038	37,694
20,488	5.50%, 01/01/2017 - 11/01/2037	22,309
7,740	6.00%, 11/01/2013 - 10/01/2038	8,479
109	7.00%, 10/01/2037	127
78	7.50%, 12/01/2029 - 09/01/2031	91
3,952	7.69%, 06/25/2042 ►	686
6,550	10.94%, 11/25/2039 ►	1,049
6,758	12.81%, 10/25/2036 ►	1,046
9,541	21.70%, 09/25/2040 ►	1,325
		395,385
	GNMA - 18.7%
38,400	3.00%, 08/15/2042 ☼	37,578
75,397	3.50%, 08/15/2041 - 05/15/2043 ☼	76,863
64,791	4.00%, 08/15/2040 - 01/15/2041 ☼	67,951
69,431	4.50%, 07/15/2033 - 09/20/2041	74,185
26,857	5.00%, 08/15/2039 - 06/20/2040	29,366
2,278	5.50%, 05/15/2033 - 04/15/2038	2,515
20,988	6.00%, 02/15/2029 - 06/15/2041	23,147
890	6.50%, 09/15/2028 - 07/15/2032	1,010
		312,615
	Total U.S. government agencies
	(cost $786,799)	$787,590

U.S. GOVERNMENT SECURITIES - 16.1%
U.S. Treasury Securities - 16.1%
	U.S. Treasury Bonds - 3.9%
$12,205	2.88%, 05/15/2043 ‡	$10,504
15,802	4.38%, 05/15/2041 ‡	18,078
17,076	4.75%, 02/15/2041 ‡	20,707
4,617	5.38%, 02/15/2031	5,902
7,410	6.25%, 05/15/2030 ‡	10,313
		65,504
	U.S. Treasury Notes - 12.2%
44,000	0.63%, 07/15/2014 ‡	44,201
129,865	0.88%, 04/30/2017 ‡	129,581
4,700	3.13%, 04/30/2017 □	5,079
23,055	4.25%, 11/15/2014 ‡	24,257
		203,118
		268,622
	Total U.S. government securities
	(cost $274,155)	$268,622

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Interest Rate Contracts - 0.1%
	Interest Rate Swaption USD
6,000	Expiration: 04/17/2023, Exercise Rate: 3.46%	$1,045
46,070	Expiration: 07/25/2014, Exercise Rate: 3.70%	904
		1,949
	Total put options purchased
	(cost $1,766)	$1,949

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
—	U.S. Bancorp	$409

	Other Diversified Financial Services - 0.1%
44	Citigroup Capital XIII	1,223

	Thrifts and Mortgage Finance - 0.0%
85	Federal Home Loan Mortgage Corp.	430

	Total preferred stocks
	(cost $3,707)	$2,062

	Total long-term investments (cost $1,958,175)	$1,965,029

SHORT-TERM INVESTMENTS - 6.6%
Repurchase Agreements - 6.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $7,769, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $7,925)
$7,769	0.07%, 7/31/2013	$7,769
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $18,298,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
- 2043, GNMA 3.00%, 2043, value of
	$18,664)
18,298	0.07%, 7/31/2013	18,298
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,587, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $6,719)
6,587	0.09%, 7/31/2013	6,587

14

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 6.6% - (continued)
Repurchase Agreements - 6.6% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $15,034, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $15,335)
$15,034	0.07%, 7/31/2013		$15,034
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $23,724, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $24,198)
23,724	0.06%, 7/31/2013		23,724
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $5,668,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $5,781)
5,668	0.10%, 7/31/2013		5,668
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $11,701, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $11,935)
11,701	0.06%, 7/31/2013		11,701
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $21,998, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $22,437)
21,998	0.07%, 7/31/2013		21,998
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $53, collateralized by U.S. Treasury Note 2.38%, 2014, value of $54)
53	0.05%, 7/31/2013		53
			110,832
	Total short-term investments
	(cost $110,832)		$110,832

	Total investments
	(cost $2,069,007) ▲	124.4%	$2,075,861
	Other assets and liabilities	(24.4)%	(407,473)
	Total net assets	100.0%	$1,668,388

15

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $2,072,379 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,857
Unrealized Depreciation	(35,375)
Net Unrealized Appreciation	$3,482

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $191,622, which represents 11.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $292, which rounds to zero percent of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $423,995 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $8,890 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $4,651, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

16

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2013 as listed in the table below:

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Eurodollar Future	202	03/18/2019	$48,417	$48,442	$25
Euro BUXL 30-Year Bond Future	57	09/06/2013	9,766	9,781	15
U.S. Treasury 2-Year Note Future	155	09/30/2013	34,128	34,148	20
U.S. Treasury 5-Year Note Future	1,262	09/30/2013	154,214	153,165	(1,049)
					$(989)
Short position contracts:
Euro-BOBL Future	221	09/06/2013	$36,986	$36,992	$(6)
Japan 10-Year Bond Future	53	09/10/2013	77,507	77,743	(236)
U.S. Treasury 10-Year Note Future	1,386	09/19/2013	174,961	175,242	(281)
U.S. Treasury 30-Year Bond Future	237	09/19/2013	31,740	31,773	(33)
U.S. Treasury CME Ultra Long Term Bond Future	11	09/19/2013	1,563	1,587	(24)
					$(580)
					$(1,569)

*	The number of contracts does not omit 000's.

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
CDX.NA.IG.20 (CSI)	Credit	0.85%	08/21/2013	83,240,000	$411	$258	$(153)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Ø	At July 31, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at July 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
CDX.NA.IG.20 (CSI)	Credit	0.85%	08/21/2013	83,240,000	$39	$191	$152

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

17

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	08/02/2013	GSC	$2,184	$1,940	$(244)
BRL	Buy	08/02/2013	SCB	769	749	(20)
BRL	Buy	08/02/2013	UBS	2,142	1,940	(202)
BRL	Buy	09/04/2013	UBS	4,631	4,592	(39)
BRL	Sell	08/02/2013	UBS	4,662	4,629	33
EUR	Buy	08/05/2013	UBS	249	249	–
EUR	Sell	08/01/2013	JPM	15	15	–
GBP	Sell	08/01/2013	JPM	38	38	–
						$(472)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$2,973	(0.32)%	07/25/45	$1,084	$833	$(251)
ABX.HE.AAA.06	BCLY	5,591	(0.18)%	07/25/45	586	153	(433)
ABX.HE.AAA.06	CSI	1,962	(0.18)%	07/25/45	29	53	24
ABX.HE.AAA.06	GSC	3,652	(0.18)%	07/25/45	329	100	(229)
ABX.HE.AAA.06	JPM	1,022	(0.18)%	07/25/45	38	28	(10)
ABX.HE.AAA.06	MSC	880	(0.18)%	07/25/45	50	24	(26)
ABX.HE.PENAAA.06	BCLY	161	(0.11)%	05/25/46	26	31	5
ABX.HE.PENAAA.06	GSC	2,612	(0.11)%	05/25/46	653	505	(148)
ABX.HE.PENAAA.06	JPM	2,803	(0.11)%	05/25/46	700	542	(158)
ABX.HE.PENAAA.06	MSC	1,369	(0.11)%	05/25/46	331	264	(67)
ABX.HE.PENAAA.07	GSC	1,186	(0.09)%	08/25/37	492	419	(73)
CDX.NA.HY.20	CSI	7,115	(5.00)%	06/20/18	(407)	(407)	–
CDX.NA.HY.20	GSC	26,655	(5.00)%	06/20/18	(875)	(1,524)	(649)
CMBX.NA.A.1	BOA	1,295	(0.35)%	10/12/52	413	508	95
CMBX.NA.A.1	DEUT	2,490	(0.35)%	10/12/52	1,150	977	(173)
CMBX.NA.A.1	GSC	1,155	(0.35)%	10/12/52	522	453	(69)
CMBX.NA.A.1	MSC	350	(0.35)%	10/12/52	145	137	(8)
CMBX.NA.AA.1	CSI	3,055	(0.25)%	10/12/52	699	590	(109)
CMBX.NA.AA.1	DEUT	3,050	(0.25)%	10/12/52	644	589	(55)
CMBX.NA.AA.1	UBS	7,940	(0.25)%	10/12/52	1,811	1,533	(278)
CMBX.NA.AA.2	BOA	3,845	(0.15)%	03/15/49	1,463	1,368	(95)
CMBX.NA.AA.2	CSI	730	(0.15)%	03/15/49	256	260	4
CMBX.NA.AA.2	GSC	370	(0.15)%	03/15/49	146	132	(14)
CMBX.NA.AA.2	GSC	635	(0.15)%	03/15/49	222	226	4
CMBX.NA.AA.2	JPM	350	(0.15)%	03/15/49	131	124	(7)
CMBX.NA.AA.2	MSC	635	(0.15)%	03/15/49	222	226	4
CMBX.NA.AA.2	MSC	1,355	(0.15)%	03/15/49	530	482	(48)
CMBX.NA.AJ.1	DEUT	655	(0.84)%	10/12/52	46	51	5
CMBX.NA.AJ.1	JPM	175	(0.84)%	10/12/52	12	13	1
CMBX.NA.AJ.1	MSC	1,170	(0.84)%	10/12/52	82	90	8
CMBX.NA.AJ.4	MSC	1,867	(0.96)%	02/17/51	731	539	(192)
CMBX.NA.AM.2	CSI	3,645	(0.50)%	03/15/49	223	212	(11)
CMBX.NA.AM.2	DEUT	3,645	(0.50)%	03/15/49	210	212	2
CMBX.NA.AM.2	MSC	705	(0.50)%	03/15/49	35	41	6

18

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AM.3	CSI		$515	(0.50)%	12/13/49	$52	$48	$(4)
CMBX.NA.AM.4	BOA		890	(0.50)%	02/17/51	107	91	(16)
CMBX.NA.AM.4	CSI		945	(0.50)%	02/17/51	110	97	(13)
CMBX.NA.AM.4	GSC		860	(0.50)%	02/17/51	107	88	(19)
CMBX.NA.AM.4	MSC		330	(0.50)%	02/17/51	33	34	1
CMBX.NA.AM.4	MSC		4,365	(0.50)%	02/17/51	878	448	(430)
ITRX.XOV.19	MSC	EUR	2,770	(5.00)%	06/20/18	(65)	(146)	(81)
Total						$13,951	$10,444	$(3,507)
Sell protection:
ABX.HE.AAA.06	CSI		$392	0.11%	05/25/46	$(128)	$(112)	$16
CDX.EM.19	CBK		5,960	5.00%	06/20/18	786	506	(280)
CDX.EM.19	DEUT		31,255	5.00%	06/20/18	4,067	2,654	(1,413)
CDX.EM.19	GSC		8,575	5.00%	06/20/18	703	728	25
CDX.EM.19	GSC		2,105	5.00%	06/20/18	278	179	(99)
CDX.NA.IG.20	CSI		14,675	1.00%	06/20/18	166	176	10
CDX.NA.IG.20	MSC		22,220	1.00%	06/20/18	232	266	34
CMBX.NA.AA.4	MSC		5,414	1.65%	02/17/51	(3,404)	(3,308)	96
CMBX.NA.AAA.6	BOA		1,710	0.50%	05/11/63	(59)	(70)	(11)
CMBX.NA.AAA.6	CSI		18,170	0.50%	05/11/63	(483)	(740)	(257)
CMBX.NA.AAA.6	DEUT		5,425	0.50%	05/11/63	(132)	(221)	(89)
CMBX.NA.AAA.6	JPM		1,195	0.50%	05/11/63	(40)	(49)	(9)
CMBX.NA.AAA.6	UBS		12,370	0.50%	05/11/63	(310)	(503)	(193)
CMBX.NA.AJ.3	CSI		2,830	1.47%	12/13/49	(887)	(797)	90
CMBX.NA.AJ.3	MSC		1,170	1.47%	12/13/49	(352)	(329)	23
CMBX.NA.AJ.3	UBS		2,585	1.47%	12/13/49	(1,017)	(729)	288
CMBX.NA.BB. 6	CSI		1,160	5.00%	05/11/63	7	(105)	(112)
CMBX.NA.BB. 6	UBS		585	5.00%	05/11/63	(29)	(53)	(24)
CMBX.NA.BB.6	CSI		2,125	5.00%	05/11/63	(95)	(193)	(98)
CMBX.NA.BB.6	MSC		800	5.00%	05/11/63	(51)	(73)	(22)
CMBX.NA.BB.6	UBS		920	5.00%	05/11/63	24	(84)	(108)
CMBX.NA.BBB-.6	CSI		3,010	3.00%	05/11/63	9	(255)	(264)
CMBX.NA.BBB-.6	BCLY		596	3.00%	05/11/63	(17)	(50)	(33)
CMBX.NA.BBB-.6	CSI		2,325	3.00%	05/11/63	(163)	(197)	(34)
CMBX.NA.BBB-.6	DEUT		2,026	3.00%	05/11/63	(58)	(172)	(114)
CMBX.NA.BBB-.6	MSC		770	3.00%	05/11/63	(44)	(65)	(21)
ITRX.EUR.19	GSC	EUR	37,745	1.00%	06/20/18	(12)	(12)	–
PrimeX.ARM.1	MSC		85	4.42%	06/25/36	9	9	–
PrimeX.ARM.1	MSC		1,320	4.42%	06/25/36	38	133	95
PrimeX.ARM.2	MSC		4,061	4.58%	06/25/36	(298)	114	412
PrimeX.ARM.2	MSC		392	4.58%	12/25/37	13	11	(2)
Total						$(1,247)	$(3,341)	$(2,094)
Total traded indices						$12,704	$7,103	$(5,601)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

19

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	3M LIBOR	2.82% Fixed		$1,450	04/17/43	$–	$(227)	$(227)
GSC	1.73% Fixed	6M EURIBOR	EUR	19,200	01/09/23	–	452	452
JPM	3M STIBOR	2.16% Fixed	SEK	199,800	01/09/23	–	(1,231)	(1,231)
						$–	$(1,006)	$(1,006)

*	Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at July 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	0.80	%*	$123,800	09/20/13	$–	$49	$49

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.80%, the Fund will pay the counterparty.

Securities Sold Short Outstanding at July 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$5,500	09/15/2038	$5,943	$(17)
FHLMC, 5.50%	13,800	08/15/2039	14,921	(113)
FNMA, 5.00%	37,200	08/01/2043	40,083	(297)
FNMA, 5.50%	12,700	08/01/2043	13,831	(52)
FNMA, 6.00%	1,100	08/01/2041	1,203	(5)
GNMA, 3.00%	45,000	07/15/2042	44,023	135
GNMA, 3.50%	55,800	08/15/2041	56,811	256
GNMA, 4.00%	12,500	08/15/2039	13,045	(10)
GNMA, 4.50%	23,200	08/15/2040	24,712	18
GNMA, 5.00%	2,800	08/15/2041	3,021	(16)
			$217,593	$(101)

At July 31, 2013, the aggregate value of these securities represents 13.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

20

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
GBP	British Pound
SEK	Swedish Krona
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
STIBOR	Stockholm Interbank Offer Rate

21

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.7%
Aa / AA	3.3
A	7.2
Baa / BBB	18.1
Ba / BB	9.4
B	4.5
Caa / CCC or Lower	5.5
Unrated	0.6
U.S. Government Agencies and Securities	63.3
Non-Debt Securities and Other Short-Term Instruments	6.8
Other Assets & Liabilities	(24.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

22

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$269,132	$–	$226,537	$42,595
Corporate Bonds	540,525	–	537,405	3,120
Foreign Government Obligations	4,105	–	4,105	–
Municipal Bonds	16,358	–	16,358	–
Preferred Stocks	2,062	1,653	409	–
Put Options Purchased	1,949	–	1,949	–
Senior Floating Rate Interests	74,686	–	74,686	–
U.S. Government Agencies	787,590	–	787,590	–
U.S. Government Securities	268,622	10,504	258,118	–
Short-Term Investments	110,832	–	110,832	–
Total	$2,075,861	$12,157	$2,017,989	$45,715
Credit Default Swaps *	1,248	–	1,248	–
Foreign Currency Contracts *	33	–	33	–
Futures *	60	60	–	–
Interest Rate Swaps *	452	–	452	–
Spreadlock Swaps *	49	–	49	–
Written Options *	152	–	152	–
Total	$1,994	$60	$1,934	$–
Liabilities:
Securities Sold Short	$217,593	$–	$217,593	$–
Total	$217,593	$–	$217,593	$–
Credit Default Swaps *	6,849	–	6,849	–
Foreign Currency Contracts *	505	–	505	–
Futures *	1,629	1,629	–	–
Interest Rate Swaps *	1,458	–	1,458	–
Written Options *	153	–	153	–
Total	$10,594	$1,629	$8,965	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$32,083	$4,490	$(1,461	)*	$2,337	$29,426	$(24,280)	$—	$—	$42,595
Corporate Bonds	3,861	24	(140	)†	(1)	16	(640)	—	—	3,120
Options Purchased	2	(238)	236		—	—	—	—	—	—
U.S. Government Agencies	18,257	—	—		—	—	—	—	(18,257)	—
Total	$54,203	$4,276	$(1,365)		$2,336	$29,442	$(24,920)	$—	$(18,257)	$45,715

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(172).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(140).

23

The Hartford Unconstrained Bond Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 23.7%
Finance and Insurance - 23.5%
	Other Financial Investment Activities - 0.4%
	Soundview Home Equity Loan Trust, Inc.
$1,085	0.43%, 07/25/2036 ‡Δ	$541

	Real Estate Credit (Mortgage Banking) - 23.1%
	American Home Mortgage Assets
160	0.32%, 03/25/2047 ‡Δ	116
209	1.11%, 10/25/2046 ‡Δ	146
	Asset Backed Funding Certificates
182	0.41%, 01/25/2037 ‡Δ	101
	Banc of America Commercial Mortgage, Inc.
540	5.38%, 11/10/2042 Δ	568
235	5.63%, 07/10/2046 ‡Δ	258
	Banc of America Funding Corp.
172	0.38%, 10/20/2036 ‡Δ	115
67	5.85%, 01/25/2037 ‡	51
	Banc of America Mortgage Securities
149	3.11%, 09/25/2035 Δ	136
	BB-UBS Trust
145	3.43%, 11/05/2036 ■‡	135
	BCAP LLC Trust
209	0.36%, 01/25/2037 ‡Δ	144
254	0.37%, 03/25/2037 ‡Δ	201
170	0.40%, 05/25/2047 ‡Δ	108
	Bear Stearns Adjustable Rate Mortgage Trust
68	2.37%, 02/25/2036 ‡Δ	66
	Bear Stearns Alt-A Trust
325	0.57%, 05/25/2036 ‡Δ	195
334	0.69%, 01/25/2036 ‡Δ	192
	Bear Stearns Commercial Mortgage Securities, Inc.
227	5.30%, 10/12/2042 ‡Δ	244
75	5.71%, 06/11/2040 ‡Δ	85
	CFCRE Commercial Mortgage Trust
195	3.83%, 12/15/2047 ‡	197
	Citigroup Commercial Mortgage Trust, Inc.
410	0.54%, 03/25/2037 ‡Δ	207
215	6.13%, 12/10/2049 ‡Δ	245
	Citigroup/Deutsche Bank Commercial Mortgage Trust
450	5.32%, 12/11/2049 ‡	496
556	5.39%, 07/15/2044 ‡Δ	597
150	5.48%, 01/15/2046 ‡Δ	162
	Commercial Mortgage Loan Trust
535	6.21%, 12/10/2049 Δ	606
	Commercial Mortgage Pass-Through Certificates
1,735	2.70%, 07/10/2046 ■►	121
25	2.82%, 11/15/2045 ‡	23
20	2.85%, 10/15/2045 ‡	19
210	4.02%, 07/10/2045 ‡	214
130	4.40%, 07/10/2045 ■‡	105
725	4.48%, 12/10/2045 ■‡Δ	511
300	4.93%, 11/15/2045 ■‡Δ	259
75	5.94%, 06/10/2046 Δ	83
	Commercial Mortgage Trust
140	2.77%, 12/10/2045 ‡	130
195	3.21%, 04/10/2023 ‡	186
125	3.42%, 03/10/2031 ■	120
100	3.97%, 06/10/2046 ■‡	67
120	4.75%, 11/15/2045 ■‡	92
	Countrywide Alternative Loan Trust
184	0.51%, 11/25/2035 ‡Δ	131
	Countrywide Home Loans, Inc.
347	3.08%, 09/25/2047 Δ	280
230	5.12%, 11/20/2035 ‡Δ	191
	CS First Boston Mortgage Securities Corp.
407	4.83%, 04/15/2037 ‡	427
	CW Capital Cobalt Ltd.
260	5.22%, 08/15/2048	282
	Deutsche Alt-A Securities, Inc. Mortgage
229	0.31%, 08/25/2036 ‡Δ	149
121	0.34%, 03/25/2037 ‡Δ	68
	Equity One ABS, Inc.
21	5.46%, 12/25/2033 ‡	13
	First Horizon Alternative Mortgage Securities
500	2.33%, 04/25/2036 ‡Δ	388
592	2.34%, 09/25/2035 ‡Δ	503
	First Horizon Mortgage Pass-through Trust
280	2.52%, 08/25/2037 Δ	225
	FREMF Mortgage Trust
200	3.60%, 05/25/2046 ■	174
	Fremont Home Loan Trust
149	0.34%, 10/25/2036 ‡Δ	70
	GE Commercial Mortgage Corp. Trust
355	5.47%, 03/10/2044 Δ	385
	GMAC Commercial Mortgage Securities, Inc.
55	5.24%, 11/10/2045 Δ	59
	GMAC Mortgage Corp. Loan Trust
152	3.68%, 09/19/2035 Δ	144
36	3.90%, 04/19/2036 ‡Δ	30
	Goldman Sachs Mortgage Securities Corp.
150	2.95%, 11/05/2034 ■‡	140
85	3.38%, 05/10/2045 ‡	84
	Goldman Sachs Mortgage Securities Trust
255	2.77%, 11/10/2045 ‡	237
275	3.55%, 04/10/2034 ■‡	273
525	5.00%, 05/10/2045 ■‡Δ	423
545	5.02%, 11/10/2045 ■‡Δ	476
	Greenwich Capital Commercial Funding Corp.
450	5.44%, 03/10/2039 ‡Δ	499
300	5.74%, 12/10/2049	337
375	6.06%, 07/10/2038 ‡Δ	415
	GSAA Home Equity Trust
27	0.24%, 12/25/2046 ‡Δ	16
993	0.27%, 02/25/2037 ‡Δ	473
141	0.28%, 12/25/2036 ‡Δ	70
444	0.29%, 03/25/2037 ╦Δ	217

1

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 23.7% - (continued)
Finance and Insurance - 23.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 23.1% - (continued)
	GSAA Home Equity Trust - (continued)
$292	0.35%, 07/25/2036 ‡Δ	$138
36	0.36%, 03/25/2047 ‡Δ	17
77	0.42%, 04/25/2047 ‡Δ	44
200	0.43%, 11/25/2036 ‡Δ	112
212	0.51%, 04/25/2047 ‡Δ	121
432	5.98%, 06/25/2036 ‡	239
	GSAMP Trust
189	0.28%, 01/25/2037 ‡Δ	95
210	0.42%, 12/25/2046 ‡Δ	109
	GSR Mortgage Loan Trust
488	2.80%, 01/25/2036 Δ	400
467	2.81%, 04/25/2035 ‡Δ	428
126	2.83%, 10/25/2035 Δ	106
	Harborview Mortgage Loan Trust
161	0.35%, 05/25/2038 ‡Δ	107
315	0.38%, 01/19/2038 ‡Δ	247
380	0.41%, 05/19/2047 ‡Δ	175
227	0.52%, 09/19/2035 ‡Δ	162
414	3.02%, 01/19/2035 ‡Δ	392
	Home Equity Loan Trust
213	2.86%, 11/25/2035 ‡Δ	191
	Impac Secured Assets Trust
172	0.39%, 11/25/2036 Δ	97
	IndyMac Index Mortgage Loan Trust
153	0.40%, 04/25/2046 Δ	114
139	0.47%, 07/25/2035 Δ	110
92	0.48%, 01/25/2036 Δ	56
485	0.59%, 07/25/2046 Δ	188
53	2.89%, 12/25/2036 Δ	44
	JP Morgan Chase Commercial Mortgage Securities Corp.
105	2.75%, 10/15/2045 ■	67
390	2.83%, 10/15/2045	366
200	3.91%, 05/05/2030 ■Δ	199
475	4.83%, 10/15/2045 ■Δ	412
317	5.34%, 08/12/2037 ‡	334
300	5.37%, 12/15/2044 ‡Δ	324
375	5.48%, 12/12/2044 ‡Δ	406
70	5.71%, 02/12/2049 ‡Δ	79
	JP Morgan Mortgage Trust
552	2.80%, 05/25/2036 ‡Δ	480
156	2.85%, 04/25/2037 ‡Δ	126
150	3.08%, 09/25/2035 Δ	140
	LB-UBS Commercial Mortgage Trust
300	4.95%, 09/15/2030	319
145	5.20%, 11/15/2030 Δ	155
267	5.43%, 02/15/2040	295
178	5.87%, 09/15/2045	197
55	6.06%, 06/15/2038 Δ	61
300	6.32%, 04/15/2041 Δ	348
	Lehman XS Trust
142	0.40%, 07/25/2046 Δ	102
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	—
	Merrill Lynch Mortgage Investors Trust
119	2.73%, 07/25/2035 Δ	92
	Merrill Lynch Mortgage Trust
85	4.75%, 06/12/2043	89
96	5.46%, 11/12/2037 Δ	102
	Morgan Stanley Capital I
25	3.24%, 03/15/2045 ╦	24
55	5.16%, 10/12/2052 Δ	59
213	5.69%, 04/15/2049 ╦Δ	238
117	5.85%, 10/15/2042 Δ	127
	Morgan Stanley Mortgage Loan Trust
1,312	0.36%, 05/25/2036 - 11/25/2036 ╦‡Δ	613
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†	—
	OBP Depositor LLC Trust
100	4.65%, 07/15/2045 ■	109
	Renaissance Home Equity Loan Trust
44	6.16%, 05/25/2036	—
	Residential Accredit Loans, Inc.
325	3.04%, 11/25/2037 ╦Δ	159
	Residential Asset Securitization Trust
106	0.64%, 03/25/2035 Δ	81
	RFMSI Trust
17	3.22%, 04/25/2037 ╦Δ	14
	Securitized Asset Backed Receivables LLC
307	0.28%, 07/25/2036 ‡Δ	135
	Sequoia Mortgage Trust
117	2.54%, 07/20/2037 Δ	93
	Soundview Home Equity Loan Trust, Inc.
715	1.29%, 09/25/2037 ‡Δ	434
	Springleaf Mortgage Loan Trust
240	3.52%, 12/25/2065 ■	231
	Structured Adjustable Rate Mortgage Loan Trust
289	0.34%, 02/25/2037 ╦Δ	196
731	2.50%, 02/25/2036 Δ	522
	Structured Asset Mortgage Investments Trust
170	0.41%, 05/25/2046 ╦Δ	86
	Structured Asset Mortgage Investments, Inc.
25	0.42%, 02/25/2036 ╦Δ	18
	UBS-Barclays Commercial Mortgage Trust
475	2.85%, 12/10/2045	440
230	2.97%, 04/10/2046 ╦	216
250	3.18%, 03/10/2046 ╦Δ	237
	Wachovia Bank Commercial Mortgage Trust
145	4.94%, 04/15/2042 ╦	153
80	5.08%, 03/15/2042	84
82	5.41%, 10/15/2044 Δ	88
55	5.42%, 01/15/2045 Δ	59
385	5.48%, 07/15/2041 Δ	394
	Wells Fargo Alternative Loan Trust
64	2.88%, 12/28/2037 Δ	50

2

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 23.7% - (continued)
Finance and Insurance - 23.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 23.1% - (continued)
	Wells Fargo Commercial Mortgage Trust
$569	2.92%, 10/15/2045 ╦	$538
85	4.94%, 10/15/2045 ■╦Δ	74
	Wells Fargo Mortgage Backed Securities Trust
309	2.72%, 04/25/2036 Δ	289
	WF-RBS Commercial Mortgage Trust
260	2.88%, 12/15/2045 ‡	243
325	3.07%, 03/15/2045	309
145	3.20%, 03/15/2048	139
4,849	3.81%, 11/15/2044 ■►	523
120	4.32%, 03/15/2045 ■Δ	88
570	4.61%, 12/15/2045 ■‡Δ	433
25	4.90%, 06/15/2044 ■‡	27
775	4.96%, 11/15/2045 ■‡Δ	642
145	5.00%, 06/15/2044 ■‡	118
65	5.75%, 04/15/2045 ■‡Δ	61
		31,209
		31,750
Information - 0.2%
	Wireless Communications Services - 0.2%
	SBA Tower Trust
310	3.60%, 04/15/2043 ■‡	307

	Total asset & commercial mortgage backed securities
	(cost $32,349)	$32,057

CORPORATE BONDS - 10.0%
Accommodation and Food Services - 0.1%
	Traveler Accommodation - 0.1%
	Caesars Operating Escrow
$15	9.00%, 02/15/2020 ■‡	$14
	Choice Hotels International, Inc.
70	5.75%, 07/01/2022 ‡	73
	Wynn Las Vegas LLC
70	7.75%, 08/15/2020 ╦	79
		166
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.0%
	Equinix, Inc.
20	5.38%, 04/01/2023 ‡	20

	Facilities Support Services - 0.0%
	Casella Waste Systems, Inc.
20	7.75%, 02/15/2019 ‡	19

	Waste Treatment and Disposal - 0.1%
	Clean Harbors, Inc.
5	5.13%, 06/01/2021 ‡	5
20	5.25%, 08/01/2020 ‡	21
		26
		65
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
5	4.50%, 12/15/2022	5

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
30	6.38%, 12/15/2020 ‡	33
	Phillips Van-Heusen Corp.
30	7.38%, 05/15/2020 ╦	33
		66
		71
Arts, Entertainment and Recreation - 0.7%
	Amusement Parks and Arcades - 0.0%
	Cedar Fair L.P.
20	5.25%, 03/15/2021 ■‡	19

	Cable and Other Subscription Programming - 0.2%
	CCO Holdings LLC
242	5.25%, 09/30/2022 ‡	226
15	5.75%, 01/15/2024 ‡	14
25	7.25%, 10/30/2017 ‡	26
		266
	Data Processing, Hosting and Related Services - 0.1%
	Emdeon, Inc.
50	11.00%, 12/31/2019 ‡	57
	Fidelity National Information Services, Inc.
50	5.00%, 03/15/2022 ‡	51
	NCR Corp.
50	4.63%, 02/15/2021 ╦	49
5	5.00%, 07/15/2022 ╦	5
		162
	Gambling Industries - 0.1%
	Greektown Superholdings, Inc.
100	13.00%, 07/01/2015	105
	Isle of Capri Casinos, Inc.
11	8.88%, 06/15/2020	12
		117
	Motion Picture and Video Industries - 0.1%
	AMC Entertainment, Inc.
20	8.75%, 06/01/2019 ‡	21
55	9.75%, 12/01/2020 ‡	63
	NAI Entertainment Holdings LLC
20	8.25%, 12/15/2017 ■╦	22
		106
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Gannett Co., Inc.
55	5.13%, 07/15/2020 ■	55

	Performing Arts Companies - 0.0%
	Regal Entertainment Group
12	5.75%, 02/01/2025 ╦	11

	Radio and Television Broadcasting - 0.1%
	Gray Television, Inc.
40	7.50%, 10/01/2020	42

3

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.0% - (continued)
Arts, Entertainment and Recreation - 0.7% - (continued)
	Radio and Television Broadcasting - 0.1% - (continued)
	Liberty Media Corp.
$50	8.50%, 07/15/2029	$55
	Sirius XM Radio, Inc.
20	5.25%, 08/15/2022 ■‡	20
	Starz Financial Corp
10	5.00%, 09/15/2019 ‡	10
	Univision Communications, Inc.
30	6.75%, 09/15/2022 ■‡	32
	Videotron Ltee
25	5.00%, 07/15/2022 ‡	25
		184
		920
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
10	4.25%, 05/01/2023 ‡	10
85	6.00%, 05/01/2022 ‡	92
60	7.25%, 05/15/2017 ‡	68
		170
Chemical Manufacturing - 0.1%
	Basic Chemical Manufacturing - 0.1%
	Ashland, Inc.
20	4.75%, 08/15/2022 ■‡	20
	Hexion Specialty Chemicals
35	8.88%, 02/01/2018 ‡	36
	Hexion U.S. Finance Corp.
25	6.63%, 04/15/2020 ‡	26
		82
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Ferro Corp.
25	7.88%, 08/15/2018 ‡	26

		108
Computer and Electronic Product Manufacturing - 0.2%
	Computer and Peripheral Equipment Manufacturing - 0.1%
	CDW Escrow Corp.
55	8.50%, 04/01/2019 ‡	60
	Seagate HDD Cayman
70	6.88%, 05/01/2020 ‡	76
55	7.00%, 11/01/2021 ‡	60
		196
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
75	7.00%, 08/01/2020 ‡	81

	Semiconductor, Electronic Component Manufacturing - 0.0%
	Freescale Semiconductor, Inc.
15	8.05%, 02/01/2020 ‡	16
	Jabil Circuit, Inc.
20	4.70%, 09/15/2022 ‡	20
		36
		313
Construction - 0.2%
	Residential Building Construction - 0.2%
	K Hovnanian Enterprises, Inc.
65	9.13%, 11/15/2020 ■	71
	KB Home
22	1.38%, 02/01/2019 ۞	22
36	7.50%, 09/15/2022	39
	Lennar Corp.
30	4.75%, 12/15/2017	31
15	4.75%, 11/15/2022 ■	14
	M/I Homes, Inc.
5	3.00%, 03/01/2018	5
	Pulte Homes, Inc.
10	6.38%, 05/15/2033 ╦	9
	Ryland Group, Inc.
25	5.38%, 10/01/2022 ‡	24
		215
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
25	4.00%, 11/15/2023 ‡	23
25	5.00%, 03/15/2022 ‡	25
75	6.75%, 09/15/2020 ‡	81
	BOE Intermediate Holdings Corp.
10	9.00%, 11/01/2017 ■Þ	10
		139
	Hardware Manufacturing - 0.0%
	Ply Gem Industries, Inc.
12	9.38%, 04/15/2017 ╦	13

	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
15	4.50%, 01/15/2023 ■‡	14
	Masco Corp.
80	5.95%, 03/15/2022	86
		100
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
10	5.63%, 05/01/2019	10

		262
Finance and Insurance - 2.1%
	Captive Auto Finance - 0.0%
	Credit Acceptance Corp.
50	9.13%, 02/01/2017 ‡	53

	Commercial Banking - 0.1%
	Lloyds Banking Group plc
100	7.88%, 11/01/2020 ■	106
	National Money Mart Co.
20	10.38%, 12/15/2016	21
		127
	Consumer Lending - 0.0%
	TMX Finance LLC
60	8.50%, 09/15/2018 ■	62

4

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.0% - (continued)
Finance and Insurance - 2.1% - (continued)
		Insurance Carriers - 0.3%
		ING US, Inc.
	$65	5.50%, 07/15/2022 ■	$70
	25	5.65%, 05/15/2053 ■	24
		Mapfre S.A.
EUR	300	5.92%, 07/24/2037	369
			463
		International Trade Financing (Foreign Banks) - 0.9%
		Natixis
	1,050	0.52%, 01/15/2019 ‡Δ	1,013
		Royal Bank of Scotland Group plc
	135	6.13%, 12/15/2022 ‡	131
			1,144
		Nondepository Credit Banking - 0.4%
		Ally Financial, Inc.
	50	5.50%, 02/15/2017 ‡	53
		CIT Group, Inc.
	80	5.25%, 03/15/2018 ‡	85
	89	5.50%, 02/15/2019 ■‡	93
		Community Choice Financial, Inc.
	50	10.75%, 05/01/2019 ‡	48
		General Motors Financial Co., Inc.
	25	2.75%, 05/15/2016 ■	25
	5	4.25%, 05/15/2023 ■	5
		Provident Funding Associates L.P.
	25	6.75%, 06/15/2021 ■╦	25
		SLM Corp.
	35	7.25%, 01/25/2022 ‡	37
	115	8.45%, 06/15/2018 ‡	132
			503
		Other Financial Investment Activities - 0.2%
		Ladder Capital Finance Holdings LLC
	121	7.38%, 10/01/2017 ■	125
		MPH International Holding 2
	20	8.38%, 08/01/2018 ■	21
		Nationstar Mortgage LLC
	10	6.50%, 08/01/2018 - 07/01/2021 ╦	10
	30	7.88%, 10/01/2020 ╦	32
		Nuveen Investments, Inc.
	30	9.13%, 10/15/2017 ■	30
	40	9.50%, 10/15/2020 ■	41
			259
		Other Investment Pools and Funds - 0.1%
		Fibria Overseas Finance Ltd.
	100	6.75%, 03/03/2021 ■‡	109

		Real Estate Investment Trust (REIT) - 0.1%
		DuPont Fabros Technology L.P.
	40	8.50%, 12/15/2017 ‡	42
		Felcor Lodging L.P.
	15	5.63%, 03/01/2023 ‡	15
		Host Hotels & Resorts L.P.
	80	6.00%, 11/01/2020	87
			144
			2,864
Health Care and Social Assistance - 0.6%
		General Medical and Surgical Hospitals - 0.4%
		Community Health Systems, Inc.
	122	5.13%, 08/15/2018 ‡	124
	20	7.13%, 07/15/2020 ‡	21
		HCA Holdings, Inc.
	25	6.25%, 02/15/2021 ‡	26
		HCA, Inc.
	25	4.75%, 05/01/2023 ‡	24
	51	5.88%, 05/01/2023 ‡	51
	75	6.50%, 02/15/2020 ‡	83
	92	7.50%, 11/15/2095 ‡	83
	125	8.50%, 04/15/2019 ‡	135
			547
		Health and Personal Care Stores - 0.1%
		BioScrip, Inc.
	45	10.25%, 10/01/2015 ‡	48

		Medical Equipment and Supplies Manufacturing - 0.1%
		Biomet, Inc.
	40	6.50%, 08/01/2020 - 10/01/2020 ‡	41
		Hologic, Inc.
	50	2.00%, 03/01/2042 ۞	54
	5	6.25%, 08/01/2020	5
			100
		Pharmaceutical and Medicine Manufacturing - 0.0%
		Alere, Inc.
	15	6.50%, 06/15/2020 ■	16
		Savient Pharmaceuticals, Inc.
	60	4.75%, 02/01/2018 ۞	11
		VPII Escrow Corp
	20	6.75%, 08/15/2018 ■‡	21
			48
		Scientific Research and Development Services - 0.0%
		Exelixis, Inc.
	15	4.25%, 08/15/2019 ۞	16

		Specialty Hospital-Except Psychiatric & Drug Abuse - 0.0%
		Fresenius Medical Care U.S. Finance II, Inc.
	25	5.63%, 07/31/2019 ■‡	26

			785
Information - 2.0%
		Cable and Other Program Distribution - 0.8%
		CSC Holdings, Inc.
	35	7.63%, 07/15/2018 ‡	40
		DISH DBS Corp.
	25	5.00%, 03/15/2023 ‡	24
	276	5.88%, 07/15/2022 ‡	275
	70	6.75%, 06/01/2021 ‡	74
		Harron Communications L.P.
	25	9.13%, 04/01/2020 ■‡	28
		Rogers Communications, Inc.
	475	8.75%, 05/01/2032 ‡	635
			1,076

5

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.0% - (continued)
Information - 2.0% - (continued)
	Data Processing Services - 0.1%
	First Data Corp.
$50	6.75%, 11/01/2020 ■‡	$52
70	8.25%, 01/15/2021 ■‡	73
		125
	Internet Publishing and Broadcasting - 0.0%
	Netflix, Inc.
50	5.38%, 02/01/2021 ■╦	50

	Internet Service Providers and Web Search Portals - 0.0%
	Zayo Group LLC
10	8.13%, 01/01/2020 ╦	11
5	10.13%, 07/01/2020 ╦	6
		17
	Other Information Services - 0.0%
	InterActiveCorp
15	4.75%, 12/15/2022	14

	Satellite Telecommunications - 0.1%
	Hughes Satelite Systems Corp.
65	6.50%, 06/15/2019	69
	Intelsat Jackson Holdings S.A.
75	8.50%, 11/01/2019	83
		152
	Software Publishers - 0.1%
	Brocade Communications Systems, Inc.
35	4.63%, 01/15/2023 ■‡	33
	Lawson Software, Inc.
20	9.38%, 04/01/2019	23
	Softbrands, Inc.
28	11.50%, 07/15/2018	32
		88
	Telecommunications - Other - 0.2%
	Level 3 Communications, Inc.
20	8.88%, 06/01/2019	21
	Level 3 Escrow, Inc.
10	8.13%, 07/01/2019	11
	Level 3 Financing, Inc.
30	7.00%, 06/01/2020	31
38	10.00%, 02/01/2018	41
	Sprint Nextel Corp.
77	7.00%, 03/01/2020 ■‡	84
53	9.00%, 11/15/2018 ■‡	63
		251
	Telecommunications - Wired Carriers - 0.1%
	TW Telecom Holdings, Inc.
11	5.38%, 10/01/2022 ‡	11
	Windstream Corp.
10	6.38%, 08/01/2023 ╦	10
175	7.75%, 10/15/2020 ╦	186
		207
	Telecommunications - Wireless Carriers - 0.5%
	MetroPCS Wireless, Inc.
40	7.88%, 09/01/2018	43
	MTS International Funding Ltd.
240	5.00%, 05/30/2023 ■	225
	NII Capital Corp.
25	7.63%, 04/01/2021 ╦	20
	NII International Telecom S.a.r.l.
30	7.88%, 08/15/2019 ■	29
5	11.38%, 08/15/2019 ■╦	5
	Syniverse Holdings, Inc.
65	9.13%, 01/15/2019 ╦	70
	Vimpelcom Holdings
285	5.95%, 02/13/2023 ■‡	265
		657
	Wireless Communications Services - 0.1%
	Intelsat Luxembourg S.A.
10	6.75%, 06/01/2018 ■	11
80	7.75%, 06/01/2021 ■	84
	NII Capital Corp.
10	8.88%, 12/15/2019 ╦	9
	SBA Telecommunications, Inc.
10	5.75%, 07/15/2020 ‡	10
		114
		2,751
Machinery Manufacturing - 0.1%
	Agriculture, Construction, Mining and Machinery - 0.1%
	Case New Holland, Inc.
170	7.88%, 12/01/2017 ‡	199

Mining - 0.1%
	Coal Mining - 0.1%
	Consol Energy, Inc.
15	8.00%, 04/01/2017 ‡	16
	Peabody Energy Corp.
65	6.25%, 11/15/2021	64
50	6.50%, 09/15/2020	50
35	7.38%, 11/01/2016	39
		169
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.2%
	BE Aerospace, Inc.
170	5.25%, 04/01/2022 ‡	175
	DigitalGlobe, Inc.
35	5.25%, 02/01/2021 ■‡	33
	TransDigm Group, Inc.
70	7.75%, 12/15/2018 ‡	75
		283
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tenneco, Inc.
60	6.88%, 12/15/2020 ‡	65
	TRW Automotive, Inc.
100	7.25%, 03/15/2017 ■‡	114
		179

6

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.0% - (continued)
Nonmetallic Mineral Product Manufacturing - 0.3%
	Cement and Concrete Product Manufacturing - 0.2%
	Grupo Cementos Chihuahua
$260	8.13%, 02/08/2020 ■	$269

	Glass and Glass Product Manufacturing - 0.1%
	Silgan Holdings, Inc.
85	5.00%, 04/01/2020 ‡	86

		355
Other Services - 0.0%
	Death Care Services - 0.0%
	Service Corp. International
55	4.50%, 11/15/2020 ‡	53
10	5.38%, 01/15/2022 ■‡	10
		63
Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
10	4.50%, 02/01/2023	10

	Pulp, Paper and Paperboard Mills - 0.1%
	Cascades, Inc.
25	7.88%, 01/15/2020 ‡	26
	Rock-Tenn Co.
5	3.50%, 03/01/2020 ‡	5
35	4.00%, 03/01/2023 ‡	34
		65
		75
Petroleum and Coal Products Manufacturing - 0.6%
	Natural Gas Distribution - 0.0%
	Ferrellgas Partners L.P.
10	6.50%, 05/01/2021 ‡	10

	Oil and Gas Extraction - 0.6%
	Antero Resources Finance Corp.
20	7.25%, 08/01/2019	21
	Chesapeake Energy Corp.
59	2.50%, 05/15/2037 ۞‡	57
	Cobalt International Energy, Inc.
15	2.63%, 12/01/2019 ۞	17
	Continental Resources, Inc.
30	5.00%, 09/15/2022 ‡	30
	Denbury Resources, Inc.
50	4.63%, 07/15/2023 ‡	46
	EDC Finance Ltd.
250	4.88%, 04/17/2020 ■	231
	Endeavour International Corp.
43	12.00%, 03/01/2018 ‡	44
	EPE Holding/EP Energy Bond
16	8.13%, 12/15/2017 ■Þ	16
	Harvest Operations Corp.
11	6.88%, 10/01/2017 ‡	12
	Newfield Exploration Co.
50	5.75%, 01/30/2022 ╦	52
45	6.88%, 02/01/2020 ╦	48
	Range Resources Corp.
80	6.75%, 08/01/2020 ╦	86
	Rosetta Resources, Inc.
40	9.50%, 04/15/2018 ‡	43
		703
	Petroleum and Coal Products Manufacturing - 0.0%
	MEG Energy Corp.
41	6.38%, 01/30/2023 ■	41

		754
Pipeline Transportation - 0.4%
	Pipeline Transportation of Natural Gas - 0.4%
	El Paso Corp.
105	7.00%, 06/15/2017 ‡	117
70	7.80%, 08/01/2031 ‡	74
	Energy Transfer Equity L.P.
150	7.50%, 10/15/2020 ‡	169
	Kinder Morgan Finance Co.
75	6.00%, 01/15/2018 ■	81
	MarkWest Energy Partners L.P.
10	5.50%, 02/15/2023	10
19	6.25%, 06/15/2022	21
		472
Plastics and Rubber Products Manufacturing - 0.0%
	Rubber Product Manufacturing - 0.0%
	Nortek, Inc.
25	8.50%, 04/15/2021 ╦	27
15	8.50%, 04/15/2021 ■╦	16
		43
Printing and Related Support Activities - 0.1%
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
20	6.00%, 11/15/2020 ‡	21
45	7.00%, 03/15/2019 ‡	48
	Valassis Communications, Inc.
65	6.63%, 02/01/2021 ‡	63
		132
Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
55	5.88%, 02/01/2022	57

	Computer Systems Design and Related Services - 0.1%
	Flextronics International Ltd.
10	4.63%, 02/15/2020 ■‡	10
15	5.00%, 02/15/2023 ■‡	15
	Lender Processing Services, Inc.
20	5.75%, 04/15/2023	21
	SunGard Data Systems, Inc.
30	7.38%, 11/15/2018 ╦	32
20	7.63%, 11/15/2020 ╦	21
		99
		156

7

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.0% - (continued)
Real Estate, Rental and Leasing - 0.5%
	Activities Related To Real Estate - 0.0%
	CBRE Services, Inc.
$20	5.00%, 03/15/2023 ‡	$19

	Automotive Equipment Rental and Leasing - 0.1%
	Hertz Global Holdings, Inc.
20	5.88%, 10/15/2020 ‡	21
11	6.25%, 10/15/2022 ‡	12
	United Rentals North America, Inc.
80	5.75%, 07/15/2018 ╦	85
		118
	Industrial Machinery and Equipment Rental and Leasing - 0.4%
	Air Lease Corp.
35	4.50%, 01/15/2016	36
105	6.13%, 04/01/2017	110
	International Lease Finance Corp.
40	5.65%, 06/01/2014	41
250	5.88%, 04/01/2019	261
20	6.25%, 05/15/2019	21
75	6.75%, 09/01/2016 ■	83
		552
		689
Retail Trade - 0.6%
	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
60	6.75%, 05/01/2021 ■‡	64
15	7.50%, 03/15/2020 ■‡	16
		80
	Clothing Stores - 0.1%
	Ltd. Brands, Inc.
110	5.63%, 02/15/2022	114
5	6.95%, 03/01/2033	5
		119
	Department Stores - 0.0%
	J. C. Penney Co., Inc.
10	5.65%, 06/01/2020	8
5	6.38%, 10/15/2036	4
30	7.40%, 04/01/2037	23
		35
	Direct Selling Establishments - 0.1%
	AmeriGas Finance LLC
65	7.00%, 05/20/2022	69

	Electronics and Appliance Stores - 0.1%
	Arcelik AS
230	5.00%, 04/03/2023 ■	204

	Home Furnishings Stores - 0.0%
	GRD Holding III Corp.
40	10.75%, 06/01/2019 ■‡	43

	Other General Merchandise Stores - 0.1%
	99 Cents Only Stores
50	11.00%, 12/15/2019 ‡	57
	PC Merger Sub, Inc.
45	8.88%, 08/01/2020 ■	49
		106
	Other Miscellaneous Store Retailers - 0.1%
	ARAMARK Corp.
35	5.75%, 03/15/2020 ■	36
	Party City Nextco Holdings
25	8.75%, 08/15/2019 ■	25
	Sally Holdings LLC
50	5.75%, 06/01/2022 ‡	52
	Sotheby's
35	5.25%, 10/01/2022 ■‡	34
		147
	Sporting Goods, Hobby and Musical Instrument Store - 0.0%
	Michaels Stores, Inc.
60	7.75%, 11/01/2018	65

		868
Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Avon Products, Inc.
15	5.00%, 03/15/2023 ‡	15

Transportation Equipment Manufacturing - 0.1%
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
25	6.88%, 03/15/2018	27
60	7.13%, 03/15/2021	66
		93
Utilities - 0.2%
	Electric Generation, Transmission and Distribution - 0.2%
	Calpine Corp.
133	7.50%, 02/15/2021 ■‡	142
	Dolphin Subsidiary II, Inc.
50	7.25%, 10/15/2021 ‡	52
	IPALCO Enterprises, Inc.
40	7.25%, 04/01/2016 ■	44
	Texas Competitive Electric Co.
10	11.50%, 10/01/2020 ■‡	8
		246
Wood Product Manufacturing - 0.0%
	Engineered Wood Product Manufacturing - 0.0%
	Boise Cascade Co.
10	6.38%, 11/01/2020 ‡	10

	Total corporate bonds
	(cost $13,301)	$13,491

8

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
		Argentina - 0.6%
		Argentina (Republic of)
	$950	7.00%, 04/17/2017	$807
	104	8.28%, 12/31/2033	61
			868
		Brazil - 0.2%
		Brazil (Republic of)
	100	5.63%, 01/07/2041 ‡	99
	100	5.88%, 01/15/2019 ‡	113
	40	8.25%, 01/20/2034 ‡	52
	50	11.00%, 08/17/2040 ‡	59
			323
		Colombia - 0.1%
		Colombia (Republic of)
	100	7.38%, 09/18/2037 ‡	127
COP	9,000	9.85%, 06/28/2027 ╦	6
	15	11.75%, 02/25/2020 ‡	22
COP	15,000	12.00%, 10/22/2015 ╦	9
			164
		Hungary - 0.2%
		Hungary (Republic of)
	36	5.38%, 02/21/2023	35
	15	6.25%, 01/29/2020	16
HUF	21,550	6.75%, 08/22/2014 - 02/24/2017 ╦	99
HUF	6,030	7.50%, 11/12/2020 ╦	29
	24	7.63%, 03/29/2041	25
			204
		Indonesia - 0.2%
		Indonesia (Republic of)
	100	6.88%, 01/17/2018 §	113
	100	7.75%, 01/17/2038 §	121
			234
		Malaysia - 0.2%
		Malaysia (Government of)
MYR	55	3.74%, 02/27/2015 ‡	17
MYR	335	4.26%, 09/15/2016 ╦	106
MYR	155	4.39%, 04/15/2026	49
MYR	125	5.09%, 04/30/2014 ╦	39
MYR	155	5.73%, 07/30/2019 ╦	52
			263
		Mexico - 0.7%
		Mexican Bonos De Desarrollo
MXN	2,854	6.50%, 06/10/2021 ╦	232
MXN	630	7.75%, 05/29/2031 ‡	54
MXN	673	8.50%, 11/18/2038 ‡	61
MXN	8	10.00%, 12/05/2024	1
		United Mexican States
	190	3.63%, 03/15/2022 ╦	188
	176	4.75%, 03/08/2044 ╦	162
MXN	204	7.75%, 12/14/2017	17
MXN	2,290	9.50%, 12/18/2014 ╦	192
			907
		Panama - 0.1%
		Panama (Republic of)
	25	7.25%, 03/15/2015	27
	45	8.88%, 09/30/2027	63
			90
		Peru - 0.1%
		Peru (Republic of)
PEN	15	6.90%, 08/12/2037	6
PEN	25	6.95%, 08/12/2031 ‡	10
PEN	65	7.84%, 08/12/2020 ╦	27
	60	8.75%, 11/21/2033 ╦	87
	25	9.88%, 02/06/2015 ╦	28
			158
		Philippines - 0.2%
		Philippines (Republic of)
	165	10.63%, 03/16/2025 ╦	259

		Poland - 0.3%
		Poland (Republic of)
PLN	425	5.25%, 10/25/2020 ╦	145
PLN	510	5.50%, 04/25/2015 - 10/25/2019 ‡	169
PLN	400	5.75%, 04/25/2014	128
			442
		Russia - 0.3%
		Russia (Federation of)
	100	3.63%, 04/29/2015 §	104
	100	5.00%, 04/29/2020 §	108
	78	7.50%, 03/31/2030 §‡	92
	35	12.75%, 06/24/2028 §	60
			364
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	325	6.25%, 03/31/2036 ╦	24
ZAR	1,760	6.75%, 03/31/2021 ╦	170
	100	6.88%, 05/27/2019 ‡	115
ZAR	900	8.25%, 09/15/2017 ╦	96
			405
		Turkey - 0.4%
		Turkey (Republic of)
	200	5.13%, 03/25/2022 ‡	202
	60	7.25%, 03/15/2015 ‡	65
	100	7.50%, 07/14/2017 ‡	115
TRY	100	10.50%, 01/15/2020	55
TRY	300	11.00%, 08/06/2014	158
			595
		Venezuela - 0.2%
		Venezuela (Republic of)
	125	7.00%, 12/01/2018 §	105
	90	11.95%, 08/05/2031 §	85
	85	12.75%, 08/23/2022 §	87
			277
		Total foreign government obligations
		(cost $5,761)	$5,553

SENIOR FLOATING RATE INTERESTS♦ - 25.2%
Accommodation and Food Services - 0.4%
		Traveler Accommodation - 0.4%
		Caesars Entertainment Operating Co., Inc.
	$519	4.44%, 01/28/2018	$449
	120	5.44%, 01/28/2018	106
			555

9

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 25.2% - (continued)
Administrative Waste Management and Remediation - 0.7%
	Business Support Services - 0.5%
	Acosta, Inc.
$236	5.00%, 03/02/2018	$238
	Audio Visual Services Group, Inc.
248	6.75%, 11/09/2018	249
	ISS A/S
115	3.75%, 04/30/2018	115
		602
	Services to Buildings and Dwellings - 0.2%
	Brickman Group Holdings, Inc.
143	3.27%, 10/14/2016	144
181	4.00%, 09/28/2018	182
		326
		928
Agriculture, Construction, Mining and Machinery - 0.2%
	Industrial Machinery Manufacturing - 0.1%
	BOC Edwards, Inc.
182	4.75%, 03/26/2020	182

	Other General Purpose Machinery Manufacturing - 0.1%
	Pro Mach, Inc.
100	5.00%, 07/06/2017	100

		282
Air Transportation - 0.6%
	Scheduled Air Transportation - 0.6%
	AWAS Finance Luxembourg S.aár.l.
125	3.50%, 07/16/2018	125
	Delta Air Lines, Inc.
139	4.00%, 10/18/2018	140
	Delta Air Lines, Inc., Term Loan
321	4.25%, 04/20/2017	323
	United Airlines, Inc.
185	4.00%, 04/01/2019	186
		774
Apparel Manufacturing - 0.2%
	Apparel Knitting Mills - 0.2%
	J. Crew Group, Inc.
246	4.00%, 03/07/2018	248

Arts, Entertainment and Recreation - 1.8%
	Cable and Other Subscription Programming - 0.2%
	Kabel Deutschland Holding AG
250	3.25%, 02/01/2019	249

	Gambling Industries - 1.0%
	Affinity Gaming LLC
226	5.50%, 11/09/2017	229
	Golden Nugget, Inc.
273	3.19%, 06/22/2014 Þ	266
	Golden Nugget, Inc., Delayed Draw
152	3.19%, 06/22/2014 Þ	149
	MGM Resorts International
164	3.50%, 12/20/2019	164
	Station Casinos LLC
499	5.00%, 03/02/2020	503
		1,311
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Tribune Co.
224	4.00%, 12/31/2019	225

	Other Amusement and Recreation Industries - 0.2%
	Town Sports International LLC
235	5.75%, 04/27/2018	238
	Warner Music Group Corp.
120	3.75%, 07/01/2020	120
		358
	Radio and Television Broadcasting - 0.2%
	Salem Communications Corp.
207	4.50%, 03/13/2020	208
	Sinclair Television Group, Inc.
105	3.00%, 04/09/2020	105
		313
		2,456
Chemical Manufacturing - 1.1%
	Basic Chemical Manufacturing - 0.6%
	Huntsman International LLC, Extended Term Loan B
135	2.73%, 04/19/2017	135
	Pinnacle Operating Corp.
279	3.25%, 04/29/2020	279
174	4.75%, 11/15/2018	174
	PQ Corp.
204	4.50%, 08/07/2017	206
		794
	Other Chemical and Preparations Manufacturing - 0.4%
	Arysta LifeScience Corp.
125	4.50%, 05/29/2020	126
	Cytec Industries, Inc.
39	4.50%, 10/04/2019	40
	Ineos US Finance LLC
216	4.00%, 05/04/2018	216
	Monarch, Inc.
76	4.50%, 10/04/2019	76
		458
	Paint, Coating and Adhesive Manufacturing - 0.1%
	Tronox Pigments Holland
175	4.50%, 03/19/2020	177

		1,429
Computer and Electronic Product Manufacturing - 0.9%
	Computer and Peripheral - 0.4%
	CDW LLC
347	3.50%, 04/29/2020	344
	Ceridian Corp.
249	5.94%, 05/09/2017	250
		594

10

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 25.2% - (continued)
Computer and Electronic Product Manufacturing - 0.9% - (continued)
	Semiconductor, Electronic Components - 0.5%
	Freescale Semiconductor, Inc.
$499	5.00%, 03/01/2020	$504
	NXP Semiconductors N.V.
189	4.75%, 01/10/2020	192
		696
		1,290
Construction - 0.1%
	Construction - Other Specialty Trade Contractors - 0.1%
	Brand Energy & Infrastructure Services, Inc.
124	6.25%, 10/23/2018	126

	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
30	6.25%, 10/23/2018	30

		156
Electrical Equipment, Appliance Manufacturing - 0.3%
	Electrical Equipment Manufacturing - 0.3%
	WESCO Distribution, Inc.
398	4.50%, 12/12/2019	400

Finance and Insurance - 1.6%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
110	3.50%, 04/17/2020	109

	Agencies, Brokerages and Other Insurance - 0.1%
	Cooper Gay Swett & Crawford Ltd.
100	5.00%, 04/16/2020	101

	Captive Auto Finance - 0.2%
	Chrysler Group LLC
253	4.25%, 05/24/2017	257

	Insurance Carriers - 0.2%
	Asurion LLC
249	4.50%, 05/24/2019	249
	National Financial Partners Corp.
100	5.25%, 07/01/2020	100
		349
	Other Financial Investment Activities - 0.8%
	Nuveen Investments, Inc.
865	4.19%, 05/13/2017	865
	Walter Investment Management
231	5.75%, 11/28/2017	232
		1,097
	Real Estate Investment Trust (REIT) - 0.1%
	Capital Automotvie L.P.
137	4.00%, 04/10/2019	138

	Securities, Commodities and Brokerage - 0.1%
	ION Trading Technologies Ltd.
100	4.50%, 05/22/2020	100

		2,151
Food Manufacturing - 0.8%
	Fruit and Vegetable Preserving and Specialty Foods - 0.1%
	Dole Food Co., Inc.
200	3.75%, 04/01/2020	200

	Other Food Manufacturing - 0.7%
	H.J. Heinz Co.
675	3.50%, 06/05/2020	682
	U.S. Foodservice, Inc.
225	4.50%, 03/31/2019	225
		907
		1,107
Food Services - 0.6%
	Full-Service Restaurants - 0.6%
	Dunkin' Brands, Inc.
244	3.75%, 02/14/2020	245
	OSI Restaurant Partners, Inc.
519	3.50%, 10/28/2019	521
		766
Furniture and Related Product Manufacturing - 0.2%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
158	3.50%, 03/18/2020	157

	Other Furniture Related Product Manufacturing - 0.1%
	Wilsonart International Holding LLC
139	4.00%, 10/31/2019	139

		296
Health Care and Social Assistance - 1.7%
	General Medical and Surgical Hospitals - 0.7%
	HCA, Inc.
665	2.94%, 05/01/2018	667
	Health Management Associates, Inc.
144	3.50%, 11/16/2018	145
	Sheridan Healthcare, Inc.
124	4.50%, 06/29/2018	124
		936
	Medical and Diagnostic Laboratories - 0.3%
	American Renal Holdings, Inc.
105	8.50%, 03/20/2020	104
	US Renal Care, Inc.
198	6.25%, 07/03/2019	197
135	10.25%, 01/03/2020	137
		438
	Medical Equipment and Supplies Manufacturing - 0.2%
	Bausch & Lomb, Inc.
352	4.00%, 05/18/2019	352

11

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 25.2% - (continued)
Health Care and Social Assistance - 1.7% - (continued)
	Outpatient Care Centers - 0.1%
	DaVita, Inc.
$149	4.00%, 11/01/2019	$150

	Pharmaceutical and Medicine Manufacturing - 0.3%
	Alkermes, Inc.
99	3.50%, 09/25/2019	99
	Catalent Pharma Solutions, Inc.
123	4.25%, 09/15/2017	124
	Warner Chilcott Corp., Term Loan B-1
57	4.25%, 03/15/2018	57
	Warner Chilcott Corp., Term Loan B-2
3	4.25%, 03/15/2018	4
	Warner Chilcott Corp., Term Loan B-3
45	4.25%, 03/15/2018	45
	Warner Chilcott plc
25	4.25%, 03/15/2018	25
		354
	Scientific Research and Development Services - 0.1%
	Truven Health Analytics, Inc.
99	4.50%, 06/06/2019	99

		2,329
Information - 4.1%
	Cable and Other Program Distribution - 0.6%
	Cabovisao-Televisao Por Cabo S.A.
160	3.54%, 07/02/2019 ☼Б	157
	Charter Communications Operating LLC
250	3.00%, 07/01/2020	249
	UPC Financing Partnership
145	3.25%, 06/30/2021	144
	Virgin Media Finance plc
250	3.50%, 06/08/2020	250
		800
	Data Processing Services - 0.6%
	First Data Corp., Extended 1st Lien Term Loan
750	4.19%, 03/23/2018	748

	Internet Publishing and Broadcasting - 0.2%
	Univision Communications, Inc.
105	4.00%, 03/01/2020	105
199	4.50%, 03/01/2020	200
		305
	Software Publishers - 1.6%
	Epicor Software Corp.
247	4.50%, 05/16/2018	249
	Infor US, Inc.
203	5.25%, 04/05/2018	206
	Kronos, Inc.
453	4.50%, 10/30/2019	456
130	9.75%, 04/30/2020	134
	MISYS plc
293	7.25%, 12/12/2018	295
	Novell, Inc.
297	7.25%, 11/22/2017	300
	Verint Systems, Inc.
314	4.00%, 09/06/2019	315
	Web.com Group, Inc.
227	4.50%, 10/27/2017	228
		2,183
	Telecommunications - Other - 0.8%
	Intelsat Jackson Holdings S.A.
198	4.25%, 04/02/2018	200
	Level 3 Financing, Inc.
320	5.25%, 08/01/2019	322
	Sorenson Communications, Inc.
289	9.50%, 10/31/2014	288
	West Corp.
286	3.75%, 06/30/2018	286
		1,096
	Telecommunications - Wireless Carriers - 0.1%
	Crown Castle International Corp.
99	3.25%, 01/31/2019	99

	Wireless Communications Services - 0.2%
	Leap Wireless International, Inc.
280	4.75%, 03/08/2020	282

		5,513
Media - 0.1%
	Broadcasting - 0.1%
	Affinia Group, Inc.
100	0.75%, 05/31/2020 ☼Б	99

Mining - 0.8%
	Metal Ore Mining - 0.5%
	Alpha Natural Resources, Inc.
100	3.50%, 05/22/2020	98
	American Rock Salt Co. LLC
247	5.50%, 04/25/2017	248
	Fortescue Metals Group Ltd.
303	5.25%, 10/18/2017	305
		651
	Mining and Quarrying Nonmetallic Mineral - 0.3%
	Arch Coal, Inc.
381	5.75%, 05/16/2018	378

		1,029
Miscellaneous Manufacturing - 0.7%
	Aerospace Product and Parts Manufacturing - 0.4%
	DigitalGlobe, Inc.
324	3.75%, 01/31/2020	327
	Doncasters plc
160	5.50%, 04/09/2020	161
	Sequa Automotive Group
100	6.25%, 11/15/2018	100
		588

12

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 25.2% - (continued)
Miscellaneous Manufacturing - 0.7% - (continued)
	Miscellaneous Manufacturing - 0.3%
	Reynolds Group Holdings, Inc.
$328	4.75%, 09/28/2018	$331

		919
Motor Vehicle and Parts Manufacturing - 0.6%
	Motor Vehicle Manufacturing - 0.3%
	Navistar, Inc.
81	5.75%, 08/17/2017	82
	SRAM LLC
321	4.02%, 04/10/2020	322
		404
	Motor Vehicle Parts Manufacturing - 0.3%
	Allison Transmission, Inc.
124	4.25%, 08/23/2019	125
	Federal Mogul Corp., Tranche B Term Loan
82	2.14%, 12/29/2014	81
	Federal Mogul Corp., Tranche C Term Loan
42	2.14%, 12/28/2015	41
	Tower International, Inc.
105	5.75%, 04/23/2020	105
		352
		756
Other Services - 0.2%
	Commercial/Industrial Machine and Equipment - 0.1%
	Generac Power Systems, Inc.
130	3.50%, 05/31/2020	130

	Dry Cleaning and Laundry Services - 0.1%
	Alliance Laundry Systems LLC
103	4.50%, 12/10/2018	104

		234
Petroleum and Coal Products Manufacturing - 0.2%
	Oil and Gas Extraction - 0.2%
	Dynegy Power LLC
62	4.00%, 04/23/2020	62
	Ruby Western Pipeline Holdings LLC
185	3.50%, 03/27/2020	185
	Samson Investment Co.
100	6.00%, 09/25/2018	101
		348
Pipeline Transportation - 0.7%
	Pipeline Transportation of Crude Oil - 0.4%
	EMG Utica LLC
130	4.75%, 03/27/2020	131
	NGPL Pipeco LLC
306	6.75%, 09/15/2017	293
	Philadelphia Energy Solutions LLC
100	6.25%, 04/04/2018	99
		523
	Pipeline Transportation of Natural Gas - 0.3%
	EP Energy LLC
380	4.50%, 04/30/2019	382

		905
Plastics and Rubber Products Manufacturing - 0.5%
	Plastics Product Manufacturing - 0.3%
	Consolidated Container Co.
283	5.00%, 07/03/2019	284
	Tricorbraun, Inc.
188	4.00%, 05/03/2018	188
		472
	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019	252

		724
Primary Metal Manufacturing - 0.6%
	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
709	3.75%, 03/10/2017	713

	Product From Purchased Steel - 0.1%
	WireCo WorldGroup, Inc.
144	6.00%, 02/15/2017	144

		857
Professional, Scientific and Technical Services - 1.0%
	Advertising and Related Services - 0.1%
	Advantage Sales & Marketing, Inc.
123	8.25%, 06/17/2018	126

	Management, Scientific and Technical Consulting Service - 0.2%
	AlixPartners LLP
198	5.00%, 07/10/2020	200
105	9.00%, 07/10/2021	106
		306
	Professional Services - Computer System Design and Related - 0.6%
	MoneyGram International, Inc.
444	4.25%, 03/27/2020	447
	Paradigm Ltd., Term Loan B1
223	4.75%, 07/30/2019	223
	Paradigm Ltd., Term Loan B2
106	10.50%, 07/30/2020	107
		777
	Professional, Scientific and Technical Service Other - 0.1%
	Getty Images, Inc.
129	4.75%, 10/18/2019	129

		1,338
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.1%
	Realogy Corp., Extended 1st Lien Term Loan B
139	4.50%, 03/05/2020	140

13

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 25.2% - (continued)
Real Estate, Rental and Leasing - 0.3% - (continued)
	Activities Related To Real Estate - 0.1% - (continued)
	Realogy Corp., Extended Credit Linked Deposit
$9	4.44%, 10/10/2016	$9
		149
	Consumer Goods Rental - 0.2%
	Fly Leasing Ltd.
255	4.50%, 08/08/2018	258

		407
Retail Trade - 3.0%
	Automobile Dealers - 0.1%
	TI Automotive Ltd.
115	5.50%, 03/28/2019	116

	Automotive Parts, Accessories and Tire Stores - 0.2%
	August LUXUK Holding Co.
57	10.50%, 04/26/2019	57
	August U.S. Holding Co., Inc.
99	5.00%, 04/27/2018	99
19	10.50%, 04/26/2019	19
	FleetPride, Inc.
159	5.25%, 11/19/2019	155
		330
	Department Stores - 0.4%
	J. C. Penney Co., Inc.
175	6.00%, 05/22/2018	176
	Neiman (The) Marcus Group, Inc.
300	4.00%, 05/16/2018	300
		476
	Grocery Stores - 0.1%
	Sprouts Farmers Markets Holdings LLC
100	4.50%, 04/23/2020	100

	Home Furnishing Stores - 0.4%
	Armstrong World Industries, Inc.
559	3.50%, 03/15/2020	561

	Other General Merchandise Stores - 0.1%
	BJ's Wholesale Club, Inc.
119	4.25%, 09/26/2019	120

	Other Miscellaneous Store Retailers - 0.2%
	KAR Auction Services, Inc.
118	3.75%, 05/19/2017	119
	Party City Holdings, Inc.
194	4.25%, 07/27/2019	194
		313
	Specialty Food Stores - 0.4%
	Weight Watchers International, Inc.
534	3.75%, 04/02/2020	535

	Sporting Goods, Hobby and Musical Instrument Store - 1.1%
	EB Sports Corp.
1,439	11.50%, 12/31/2015 Þ	1,425
	Michaels Stores, Inc.
115	3.75%, 01/28/2020	115
		1,540
		4,091
Truck Transportation - 0.3%
	Freight Trucking - General - 0.3%
	Nexeo Solutions LLC
208	5.00%, 09/09/2017	206
	Swift Transportation Co., Inc.
143	4.00%, 12/21/2017	144
		350
Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	Calpine Corp.
105	3.00%, 05/03/2020	104
105	4.00%, 10/09/2019	106
	Energy Transfer Equity L.P.
113	3.75%, 03/24/2017	113
	La Frontera Generation LLC
125	4.50%, 09/30/2020	126
	LSP Madison Funding LLC
87	5.50%, 06/28/2019	88
	NRG Energy, Inc.
175	2.75%, 07/01/2018	174
	PowerTeam Services LLC
100	3.96%, 05/06/2020 ☼Б	99
	Star West Generation LLC
319	4.25%, 03/13/2020	322
	Texas Competitive Electric Holdings Co. LLC
200	4.72%, 10/10/2017	140
		1,272
	Total senior floating rate interests
	(cost $33,759)	$34,009

U.S. GOVERNMENT AGENCIES - 61.2%
	FHLMC - 9.8%
$4,300	3.50%, 08/15/2041 ☼	$4,323
1,300	5.00%, 08/15/2039 ☼	1,393
5,270	5.50%, 10/01/2036 - 01/01/2039 ‡	5,690
1,400	6.00%, 08/15/2039 ☼	1,528
1,347	7.98%, 05/15/2037 ►	214
420	17.08%, 01/15/2039 ►	53
		13,201
	FNMA - 30.8%
593	2.14%, 11/01/2022	551
443	2.15%, 10/01/2022	414
203	2.20%, 12/01/2022	189
119	2.28%, 11/01/2022	111
104	2.34%, 11/01/2022	98
91	2.40%, 10/01/2022	86
79	2.42%, 11/01/2022	75
84	2.47%, 11/01/2022	80
3,450	2.50%, 08/12/2027 - 08/15/2043 ☼	3,393

14

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 61.2% - (continued)
	FNMA - 30.8% - (continued)
$9,385	3.00%, 08/15/2028 - 08/19/2042 ☼	$9,215
20,500	3.50%, 08/15/2025 - 08/15/2041 ☼	20,727
3,236	4.00%, 01/01/2042 - 08/15/2043 ╦☼	3,363
2,000	4.50%, 08/01/2043 ☼	2,119
500	5.00%, 08/01/2043 ☼	539
415	6.00%, 09/01/2039 ╦	454
454	7.69%, 06/25/2042 ►	79
891	13.94%, 07/25/2040 ►	145
		41,638
	GNMA - 20.6%
4,400	3.00%, 08/15/2042 ☼	4,306
4,657	3.50%, 08/15/2041 - 05/15/2043 ‡☼	4,744
6,623	4.00%, 08/15/2040 - 01/15/2041 ‡☼	6,943
5,629	4.50%, 08/15/2040 - 09/20/2041 ╦☼	5,998
1,200	5.00%, 08/15/2041 ☼	1,295
3,809	6.00%, 08/15/2032 - 12/15/2040 ╦‡	4,197
299	6.50%, 11/15/2038 ‡	338
		27,821
	Total U.S. government agencies
	(cost $83,257)	$82,660

U.S. GOVERNMENT SECURITIES - 17.7%
U.S. Treasury Securities - 17.7%
	U.S. Treasury Bonds - 0.5%
$200	3.13%, 02/15/2042 - 02/15/2043 ‡	$182
125	3.50%, 02/15/2039 ‡	124
50	4.38%, 05/15/2040 ‡	57
75	5.38%, 02/15/2031 ‡	96
175	6.25%, 08/15/2023 ‡	233
		692
	U.S. Treasury Notes - 17.2%
2,000	0.13%, 04/15/2016 - 01/15/2023 ◄‡	2,089
500	0.25%, 10/15/2015 ‡	499
150	0.38%, 07/15/2023 ◄	150
550	0.50%, 04/15/2015 ◄‡	607
125	0.63%, 04/30/2018 ‡	121
300	0.63%, 07/15/2021 ◄‡	323
200	0.75%, 10/31/2017 ‡	197
725	0.88%, 04/30/2017 - 01/31/2018 ‡	717
2,905	1.00%, 05/31/2018 ‡	2,859
300	1.13%, 01/15/2021 ◄‡	345
250	1.25%, 07/15/2020 ◄‡	292
175	1.38%, 01/15/2020 ◄‡	207
125	1.63%, 11/15/2022 ‡	116
600	1.63%, 01/15/2015 - 01/15/2018 ◄‡	753
75	1.88%, 07/15/2019 ◄‡	93
75	2.00%, 07/15/2014 ◄‡	96
1,050	2.00%, 01/31/2016 - 02/15/2022 ‡	1,061
75	2.13%, 01/15/2019 ◄‡	93
225	2.38%, 01/15/2017 ◄‡	290
9,090	2.50%, 04/30/2015 ‡	9,442
2,065	3.25%, 03/31/2017 □	2,240
175	3.50%, 02/15/2018 ‡	192
275	4.00%, 02/15/2015 ‡	291
175	4.25%, 11/15/2017 ‡	198
		23,271
		23,963
	Total U.S. government securities
	(cost $24,206)	$23,963

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Interest Rate Contracts - 0.1%
	Interest Rate Swaption USD
7,505	Expiration: 07/25/2014, Exercise Rate: 3.70%	$147

	Total put options purchased
	(cost $145)	$147

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
	Multi-Sector Holdings - 0.1%
2	GMAC Capital Trust I ۞	$57

	Other Diversified Financial Services - 0.0%
2	Citigroup Capital XIII	49

	Total preferred stocks
	(cost $103)	$106

	Total long-term investments
	(cost $192,881)	$191,986

15

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreements - 5.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $470, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $479)
$470	0.07%, 7/31/2013		$470
Bank of Montreal TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $1,106,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
- 2043, GNMA 3.00%, 2043, value of
	$1,128)
1,106	0.07%, 7/31/2013		1,106
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $398, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $406)
398	0.09%, 7/31/2013		398
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $909, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $927)
909	0.07%, 7/31/2013		909
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,434, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,463)
1,434	0.06%, 7/31/2013		1,434
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $343,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $350)
343	0.10%, 7/31/2013		343
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $708, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $722)
708	0.06%, 7/31/2013		708
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,330, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,357)
1,330	0.07%, 7/31/2013		1,330
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			6,701
	Total short-term investments
	(cost $6,701)		$6,701

	Total investments
	(cost $199,582) ▲	147.1%	$198,687
	Other assets and liabilities	(47.1)%	(63,618)
	Total net assets	100.0%	$135,069

16

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $200,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,784
Unrealized Depreciation	(3,247)
Net Unrealized Depreciation	$(1,463)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $9,863, which represents 7.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $875, which represents 0.6% of total net assets.

۞	Convertible security.

╬	All principal or contracts amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $62,822 at July 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2013, the aggregate value of the unfunded commitment was $168, which represents 0.1% of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $749 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $487, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

17

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2013 as listed in the table below:

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Eurodollar Future	23	03/18/2019	$5,513	$5,516	$3
Australian 10-Year Bond Future	16	09/16/2013	1,717	1,709	(8)
Euro BUXL 30-Year Bond Future	9	09/06/2013	1,561	1,544	(17)
U.S. Treasury 5-Year Note Future	75	09/30/2013	9,128	9,103	(25)
U.S. Treasury CME Ultra Long Term Bond Future	29	09/19/2013	4,224	4,183	(41)
					$(88)
Short position contracts:
Australian 3-Year Bond Future	50	09/16/2013	$4,918	$4,935	$(17)
Euro-BOBL Future	36	09/06/2013	6,042	6,026	16
Euro-BTP Future	4	09/06/2013	591	592	(1)
Euro-BUND Future	36	09/06/2013	6,824	6,818	6
Japan 10-Year Bond Future	10	09/10/2013	14,625	14,669	(44)
U.S. Treasury 10-Year Note Future	102	09/19/2013	12,901	12,897	4
U.S. Treasury 2-Year Note Future	7	09/30/2013	1,540	1,542	(2)
U.S. Treasury 30-Year Bond Future	124	09/19/2013	16,714	16,624	90
					$52
					$(36)

* The number of contracts does not omit 000's.

Securities Sold Short Outstanding at July 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$1,400	09/15/2038	$1,513	$(4)
FHLMC TBA, 5.50%	3,400	08/15/2039	3,676	(29)
FNMA TBA, 5.50%	500	08/01/2043	545	(2)
GNMA TBA, 3.00%	6,300	07/15/2042	6,163	19
GNMA TBA, 3.50%	2,300	08/15/2041	2,342	7
GNMA TBA, 4.00%	1,500	08/15/2039	1,565	(1)
			$15,804	$(10)

At July 31, 2013, the aggregate value of these securities represents 11.7% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/01/2013	JPM	$3	$3	$–
AUD	Buy	08/30/2013	WEST	675	661	(14)
BRL	Buy	08/02/2013	GSC	959	874	(85)
BRL	Buy	08/02/2013	SCB	338	329	(9)
BRL	Buy	08/02/2013	UBS	1,840	1,726	(114)
BRL	Buy	09/04/2013	UBS	1,733	1,718	(15)
BRL	Sell	08/02/2013	SCB	136	129	7
BRL	Sell	08/02/2013	UBS	2,820	2,798	22
CAD	Buy	08/30/2013	BCLY	239	240	1
CAD	Buy	08/22/2013	BMO	1	1	–

18

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	08/30/2013	CSFB	$582	$588	$(6)
EUR	Buy	08/30/2013	CBK	580	585	5
EUR	Buy	08/05/2013	UBS	40	40	–
EUR	Sell	09/18/2013	CBK	368	367	1
EUR	Sell	08/01/2013	JPM	7	7	–
GBP	Sell	08/01/2013	JPM	6	6	–
GBP	Sell	08/30/2013	MSC	379	376	3
JPY	Sell	08/30/2013	NAB	842	862	(20)
MXN	Buy	08/02/2013	UBS	1,519	1,508	(11)
MXN	Sell	08/02/2013	GSC	372	374	(2)
MXN	Sell	08/02/2013	UBS	1,117	1,135	(18)
MXN	Sell	09/04/2013	UBS	1,515	1,503	12
NGN	Buy	11/25/2013	CBK	1,390	1,466	76
NOK	Buy	08/30/2013	MSC	1,100	1,100	–
SEK	Sell	08/30/2013	UBS	1,134	1,124	10
						$(157)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	JPM	$326	(0.32)%	07/25/45	$85	$91	$6
ABX.HE.AAA.06	BCLY	209	(0.18)%	07/25/45	20	6	(14)
ABX.HE.AAA.06	BOA	364	(0.18)%	07/25/45	20	10	(10)
ABX.HE.AAA.06	CSI	155	(0.18)%	07/25/45	2	4	2
ABX.HE.AAA.06	GSC	811	(0.18)%	07/25/45	73	22	(51)
ABX.HE.AAA.06	JPM	987	(0.18)%	07/25/45	19	27	8
ABX.HE.AAA.06	JPM	183	(0.18)%	07/25/45	6	5	(1)
ABX.HE.AAA.06	MSC	1,006	(0.18)%	07/25/45	56	27	(29)
ABX.HE.AAA.06	MSC	422	(0.18)%	07/25/45	9	11	2
ABX.HE.PENAAA.06	BCLY	44	(0.11)%	05/25/46	13	9	(4)
ABX.HE.PENAAA.06	GSC	243	(0.11)%	05/25/46	61	47	(14)
ABX.HE.PENAAA.06	JPM	329	(0.11)%	05/25/46	81	63	(18)
ABX.HE.PENAAA.06	MSC	263	(0.11)%	05/25/46	58	51	(7)
ABX.HE.PENAAA.07	BCLY	322	(0.09)%	08/25/37	141	114	(27)
CDX.NA.HY.20	BOA	1,680	(5.00)%	06/20/18	(97)	(96)	1
CDX.NA.HY.20	CSI	7,265	(5.00)%	06/20/18	(441)	(415)	26
CDX.NA.HY.20	GSC	2,450	(5.00)%	06/20/18	(80)	(140)	(60)
CDX.NA.HY.20	MSC	1,065	(5.00)%	06/20/18	(27)	(61)	(34)
CMBX.NA.A.1	BOA	230	(0.35)%	10/12/52	73	90	17
CMBX.NA.A.1	DEUT	290	(0.35)%	10/12/52	134	114	(20)
CMBX.NA.A.1	GSC	135	(0.35)%	10/12/52	61	53	(8)
CMBX.NA.A.1	MSC	290	(0.35)%	10/12/52	120	114	(6)
CMBX.NA.AA.1	CSI	320	(0.25)%	10/12/52	73	62	(11)
CMBX.NA.AA.1	DEUT	360	(0.25)%	10/12/52	76	70	(6)
CMBX.NA.AA.1	DEUT	160	(0.25)%	10/12/52	29	31	2
CMBX.NA.AA.1	JPM	480	(0.25)%	10/12/52	95	93	(2)
CMBX.NA.AA.1	UBS	655	(0.25)%	10/12/52	142	127	(15)
CMBX.NA.AA.2	BOA	460	(0.15)%	03/15/49	175	163	(12)
CMBX.NA.AA.2	CSI	130	(0.15)%	03/15/49	45	46	1

19

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AA.2	GSC		$65	(0.15)%	03/15/49	$25	$23	$(2)
CMBX.NA.AA.2	GSC		115	(0.15)%	03/15/49	40	41	1
CMBX.NA.AA.2	JPM		290	(0.15)%	03/15/49	109	103	(6)
CMBX.NA.AA.2	MSC		285	(0.15)%	03/15/49	112	101	(11)
CMBX.NA.AA.2	MSC		115	(0.15)%	03/15/49	40	41	1
CMBX.NA.AJ.1	DEUT		75	(0.84)%	10/12/52	6	6	–
CMBX.NA.AJ.1	JPM		145	(0.84)%	10/12/52	10	11	1
CMBX.NA.AJ.1	MSC		140	(0.84)%	10/12/52	10	11	1
CMBX.NA.AJ.4	MSC		334	(0.96)%	02/17/51	121	97	(24)
CMBX.NA.AM.2	CSI		425	(0.50)%	03/15/49	26	25	(1)
CMBX.NA.AM.2	DEUT		425	(0.50)%	03/15/49	25	25	–
CMBX.NA.AM.2	MSC		575	(0.50)%	03/15/49	28	33	5
CMBX.NA.AM.3	CSI		95	(0.50)%	12/13/49	10	9	(1)
CMBX.NA.AM.4	BOA		130	(0.50)%	02/17/51	15	13	(2)
CMBX.NA.AM.4	CSI		115	(0.50)%	02/17/51	14	12	(2)
CMBX.NA.AM.4	GSC		625	(0.50)%	02/17/51	94	64	(30)
CMBX.NA.AM.4	MSC		170	(0.50)%	02/17/51	18	18	–
CMBX.NA.AM.4	MSC		140	(0.50)%	02/17/51	16	14	(2)
ITRX.XOV.19	GSC	EUR	1,260	(5.00)%	06/20/18	(66)	(66)	–
Total						$1,675	$1,319	$(356)
Sell protection:
ABX.HE.AAA.06	JPM		$69	0.11%	05/25/46	$(20)	$(20)	$–
CDX.NA.IG.20	CSI		2,535	1.00%	06/20/18	28	30	2
CDX.NA.IG.20	GSC		4,380	1.00%	06/20/18	34	53	19
CDX.NA.IG.20	MSC		7,120	1.00%	06/20/18	69	86	17
CMBX.NA.AA.4	MSC		960	1.65%	02/17/51	(623)	(587)	36
CMBX.NA.AAA.6	BOA		95	0.50%	05/11/63	(3)	(4)	(1)
CMBX.NA.AAA.6	CSI		3,085	0.50%	05/11/63	(80)	(125)	(45)
CMBX.NA.AAA.6	DEUT		965	0.50%	05/11/63	(23)	(39)	(16)
CMBX.NA.AAA.6	JPM		975	0.50%	05/11/63	(32)	(40)	(8)
CMBX.NA.AAA.6	UBS		1,435	0.50%	05/11/63	(37)	(59)	(22)
CMBX.NA.AJ.3	CSI		335	1.47%	12/13/49	(106)	(95)	11
CMBX.NA.AJ.3	MSC		835	1.47%	12/13/49	(277)	(235)	42
CMBX.NA.BB. 6	CSI		40	5.00%	05/11/63	–	(4)	(4)
CMBX.NA.BB.6	CSI		300	5.00%	05/11/63	(16)	(28)	(12)
CMBX.NA.BB.6	MSC		655	5.00%	05/11/63	(42)	(60)	(18)
CMBX.NA.BBB-.6	CSI		760	3.00%	05/11/63	(17)	(65)	(48)
CMBX.NA.BBB-.6	BCLY		185	3.00%	05/11/63	(6)	(16)	(10)
CMBX.NA.BBB-.6	CSI		51	3.00%	05/11/63	(3)	(4)	(1)
CMBX.NA.BBB-.6	DEUT		490	3.00%	05/11/63	(14)	(41)	(27)
ITRX.EUR.19	DEUT	EUR	1,815	1.00%	06/20/18	(5)	–	5
ITRX.EUR.19	GSC	EUR	1,870	1.00%	06/20/18	(1)	(1)	–
PrimeX.ARM.1	MSC		152	4.42%	06/25/36	5	15	10
PrimeX.ARM.1	MSC		69	4.42%	06/25/36	7	7	–
PrimeX.ARM.2	MSC		322	4.58%	12/25/37	11	9	(2)
PrimeX.ARM.2	MSC		486	4.58%	12/25/37	(38)	14	52
Total						$(1,189)	$(1,209)	$(20)
Total traded indices						$486	$110	$(376)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI		$945	1.00% / 0.99%	12/20/17	$(20)	$–	$20

20

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues: - (continued)
Sell protection: - (continued)
Bank of America Corp.	GSC	$2,200	1.00% / 0.92%	09/20/17	$(153)	$7	$160
Citigroup, Inc.	GSC	2,350	1.00% / 0.88%	09/20/17	(153)	11	164
Citigroup, Inc.	GSC	785	1.00% / 0.94%	12/20/17	(14)	2	16
Goldman Sachs Group, Inc.	CSI	495	1.00% / 1.16%	12/20/17	(15)	(3)	12
Goldman Sachs Group, Inc.	UBS	1,100	1.00% / 1.09%	09/20/17	(81)	(4)	77
Morgan Stanley	BCLY	1,100	1.00% / 1.16%	09/20/17	(123)	(7)	116
Morgan Stanley	GSC	520	1.00% / 1.24%	12/20/17	(26)	(5)	21
Total					$(585)	$1	$586
					$(99)	$111	$210

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	BZDIOVRA	8.90% Fixed	BRL	1,601	01/04/16	$–	$(21)	$(21)
BOA	BZDIOVRA	9.64% Fixed	BRL	3,186	01/04/16	–	(18)	(18)
GSC	1.73% Fixed	6M EURIBOR	EUR	2,700	01/09/23	–	64	64
JPM	3M STIBOR	2.16% Fixed	SEK	22,500	01/09/23	–	(139)	(139)
						$–	$(114)	$(114)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at July 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	0.80	%*	$13,800	09/20/13	$–	$5	$5

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.80%, the Fund will pay the counterparty.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

21

The Hartford Unconstrained Bond Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	7.9%
Aa / AA	1.4
A	1.9
Baa / BBB	5.4
Ba / BB	14.6
B	18.1
Caa / CCC or Lower	10.8
Unrated	2.9
U.S. Government Agencies and Securities	78.9
Non-Debt Securities and Other Short-Term Instruments	5.2
Other Assets & Liabilities	(47.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

22

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$32,057	$–	$27,298	$4,759
Corporate Bonds	13,491	–	13,491	–
Foreign Government Obligations	5,553	232	5,321	–
Preferred Stocks	106	106	–	–
Put Options Purchased	147	–	147	–
Senior Floating Rate Interests	34,009	–	34,009	–
U.S. Government Agencies	82,660	–	82,660	–
U.S. Government Securities	23,963	358	23,605	–
Short-Term Investments	6,701	–	6,701	–
Total	$198,687	$696	$193,232	$4,759
Credit Default Swaps *	854	–	854	–
Foreign Currency Contracts *	137	–	137	–
Futures *	119	119	–	–
Interest Rate Swaps *	64	–	64	–
Spreadlock Swaps *	5	–	5	–
Total	$1,179	$119	$1,060	$–
Liabilities:
Securities Sold Short	$15,804	$–	$15,804	$–
Total	$15,804	$–	$15,804	$–
Credit Default Swaps *	644	–	644	–
Foreign Currency Contracts *	294	–	294	–
Futures *	155	155	–	–
Interest Rate Swaps *	178	–	178	–
Total	$1,271	$155	$1,116	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $549 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$3,701	$397	$(13	)†	$254	$3,350	$(2,581)	$—	$(349)	$4,759
U.S. Government Agencies	1,703	—	—		—	—	—	—	(1,703)	—
Total	$5,404	$397	$(13)		$254	$3,350	$(2,581)	$—	$(2,052)	$4,759

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $13.

23

The Hartford Value Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles and Components - 0.4%
24	General Motors Co. ●	$868

	Banks - 7.1%
70	BB&T Corp.	2,499
61	PNC Financial Services Group, Inc.	4,675
185	Wells Fargo & Co.	8,040
		15,214
	Capital Goods - 10.9%
19	3M Co.	2,220
14	Boeing Co.	1,487
43	Eaton Corp. plc	2,963
150	General Electric Co.	3,665
31	Illinois Tool Works, Inc.	2,198
35	Ingersoll-Rand plc	2,115
26	PACCAR, Inc.	1,467
79	Spirit Aerosystems Holdings, Inc. ●	2,006
28	Stanley Black & Decker, Inc.	2,357
26	United Technologies Corp.	2,753
		23,231
	Consumer Durables and Apparel - 2.1%
69	Newell Rubbermaid, Inc.	1,859
20	PVH Corp.	2,649
		4,508
	Diversified Financials - 11.1%
24	Ameriprise Financial, Inc.	2,093
12	BlackRock, Inc.	3,354
74	Citigroup, Inc.	3,841
37	Credit Suisse Group ADR	1,073
18	Goldman Sachs Group, Inc.	3,027
14	IntercontinentalExchange, Inc. ●	2,509
139	JP Morgan Chase & Co.	7,723
		23,620
	Energy - 12.5%
23	Anadarko Petroleum Corp.	2,000
54	Chevron Corp.	6,844
14	EOG Resources, Inc.	2,014
43	Exxon Mobil Corp.	4,077
64	Halliburton Co.	2,871
58	Marathon Oil Corp.	2,102
26	Noble Corp.	988
29	Occidental Petroleum Corp.	2,614
22	Royal Dutch Shell plc ADR	1,527
39	Southwestern Energy Co. ●	1,502
		26,539
	Food and Staples Retailing - 1.4%
47	CVS Caremark Corp.	2,912

	Food, Beverage and Tobacco - 3.9%
23	Anheuser-Busch InBev N.V. ADR	2,180
12	Diageo plc ADR	1,554
16	Kraft Foods Group, Inc.	908
20	PepsiCo, Inc.	1,664
22	Philip Morris International, Inc.	1,953
		8,259
	Health Care Equipment and Services - 4.5%
40	Baxter International, Inc.	2,926
41	Covidien plc	2,544
55	UnitedHealth Group, Inc.	4,018
		9,488
	Insurance - 6.9%
41	ACE Ltd.	3,722
51	American International Group, Inc. ●	2,332
20	Chubb Corp.	1,699
82	Marsh & McLennan Cos., Inc.	3,433
38	Principal Financial Group, Inc.	1,628
59	Unum Group	1,879
		14,693
	Materials - 3.9%
30	Barrick Gold Corp.	516
53	Dow Chemical Co.	1,851
26	E.I. DuPont de Nemours & Co.	1,488
42	International Paper Co.	2,036
24	Nucor Corp.	1,140
87	Steel Dynamics, Inc.	1,356
		8,387
	Media - 3.4%
29	CBS Corp. Class B	1,534
58	Comcast Corp. Class A	2,621
67	Interpublic Group of Cos., Inc.	1,102
56	Thomson Reuters Corp.	1,899
		7,156
	Pharmaceuticals, Biotechnology and Life Sciences - 8.6%
22	Amgen, Inc.	2,398
29	Johnson & Johnson	2,740
112	Merck & Co., Inc.	5,388
89	Pfizer, Inc.	2,590
11	Roche Holding AG	2,709
39	Teva Pharmaceutical Industries Ltd. ADR	1,543
28	Zoetis, Inc.	832
		18,200
	Retailing - 4.9%
5	AutoZone, Inc. ●	2,427
27	Home Depot, Inc.	2,150
23	Kohl's Corp.	1,240
62	Lowe's Co., Inc.	2,763
29	Nordstrom, Inc.	1,760
		10,340
	Semiconductors and Semiconductor Equipment - 3.9%
43	Analog Devices, Inc.	2,137
130	Intel Corp.	3,031
68	Xilinx, Inc.	3,184
		8,352
	Software and Services - 2.0%
81	Microsoft Corp.	2,588
63	Symantec Corp.	1,668
		4,256
	Technology Hardware and Equipment - 5.0%
259	Cisco Systems, Inc.	6,614
152	EMC Corp.	3,986
		10,600
	Telecommunication Services - 1.9%
63	AT&T, Inc.	2,237
37	Verizon Communications, Inc.	1,821
		4,058
	Utilities - 3.0%
33	Edison International	1,664
20	Entergy Corp.	1,375
15	NextEra Energy, Inc.	1,300

1

The Hartford Value Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Utilities - 3.0% - (continued)
45	Northeast Utilities		$1,986
			6,325
	Total common stocks
	(cost $158,311)		$207,006

	Total long-term investments
	(cost $158,311)		$207,006

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $376, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $384)
$376	0.07%, 7/31/2013		$376
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $886,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $903)
886	0.07%, 7/31/2013		886
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $319, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $325)
319	0.09%, 7/31/2013		319
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $728, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $742)
728	0.07%, 7/31/2013		728
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,148, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,171)
1,148	0.06%, 7/31/2013		1,148
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $274, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $280)
274	0.10%, 7/31/2013		274
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $566, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $578)
566	0.06%, 7/31/2013		566
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,065, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,086)
1,065	0.07%, 7/31/2013		1,065
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			5,365
	Total short-term investments
	(cost $5,365)		$5,365

	Total investments
	(cost $163,676) ▲	99.9%	$212,371
	Other assets and liabilities	0.1%	290
	Total net assets	100.0%	$212,661

2

The Hartford Value Fund

Schedule of Investments― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $167,051 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$49,879
Unrealized Depreciation	(4,559)
Net Unrealized Appreciation	$45,320

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$207,006	$204,297	$2,709	$–
Short-Term Investments	5,365	–	5,365	–
Total	$212,371	$204,297	$8,074	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford World Bond Fund

Schedule of Investments

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.9%
	Cayman Islands - 0.1%
	Babson CLO LTD
$2,375	1.37%, 04/20/2025 ■Δ	$2,352

	United Kingdom - 0.1%
	Granite Master Issuer plc
1,044	0.27%, 12/20/2054 Δ	1,019
715	0.37%, 12/17/2054 Δ	698
	Motor plc
315	1.29%, 02/25/2020 ■	315
		2,032
	United States - 10.7%
	Ally Master Owner Trust
1,245	1.54%, 09/15/2019	1,225
	American Credit Acceptance Receivables
1,720	1.64%, 11/15/2016 ■	1,718
	American Credit Acceptance Receivables Series 2013-2 Class C
1,915	4.78%, 05/15/2019 ■☼	1,915
	American Home Mortgage Assets
550	1.11%, 10/25/2046 Δ	385
	American Home Mortgage Assets LLC
995	0.38%, 10/25/2046 Δ	711
	AmeriCredit Automobile Receivables Trust
465	1.69%, 11/08/2018	459
170	3.34%, 04/08/2016	174
	Americredit Automobile Receivables Trust Series 2013-1 Class C
652	1.57%, 01/08/2019	633
	Apidos CDO
2,900	1.38%, 04/15/2025 ■Δ	2,900
	Banc of America Funding Corp.
476	5.77%, 05/25/2037	413
618	5.85%, 01/25/2037	474
	BB-UBS Trust
2,350	3.43%, 11/05/2036 ■	2,194
	Bear Stearns Adjustable Rate Mortgage Trust
383	2.32%, 08/25/2035 Δ	380
	Bear Stearns Alt-A Trust
2,406	0.69%, 01/25/2036 Δ	1,387
	Bear Stearns Alt-A Trust II
1,233	2.75%, 09/25/2047 Δ	711
	Cal Funding II Ltd.
611	3.47%, 10/25/2027 ■	610
	Carlyle Global Market Strategies
875	1.42%, 04/18/2025 ■Δ	873
	CFCRE Commercial Mortgage Trust
1,935	3.83%, 12/15/2047	1,954
	Citigroup Commercial Mortgage Trust
1,800	3.09%, 03/10/2023 Δ	1,702
	Citigroup/Deutsche Bank Commercial Mortgage Trust
10	5.89%, 11/15/2044	11
	CNH Equipment Trust
48	1.20%, 05/16/2016	48
	Commercial Mortgage Pass-Through Certificates
3,125	2.82%, 11/15/2045	2,929
2,605	2.85%, 10/15/2045	2,433
2,140	4.02%, 07/10/2045	2,182
415	4.40%, 07/10/2045 ■	334
1,595	4.48%, 12/10/2045 ■Δ	1,125
	Commercial Mortgage Trust
3,150	2.77%, 12/10/2045	2,927
2,610	3.21%, 04/10/2023	2,490
2,175	3.42%, 03/10/2031 ■	2,092
1,125	3.97%, 06/10/2046 ■	749
1,200	4.40%, 07/10/2045 ■	818
1,060	4.75%, 11/15/2045 ■	811
	Community or Commercial Mortgage Trust
2,010	3.10%, 02/10/2023	1,907
	Consumer Portfolio Services, Inc.
128	2.78%, 06/17/2019 ■	130
	Countrywide Alternative Loan Trust
655	0.51%, 11/25/2035 Δ	465
	Countrywide Home Loans, Inc.
1,224	3.08%, 09/25/2047 Δ	986
	Credit Acceptance Automotive Loan Trust
1,360	1.21%, 10/15/2020 ■	1,358
	Credit Suisse Commercial Mortgage Trust Series 2013-IVR1 Class A2
3,214	3.00%, 03/25/2043 ■	3,015
	Credit Suisse Commercial Mortgage Trust Series 2013-IVR2 Class A2
3,188	3.00%, 04/25/2043 ■	2,994
	Credit Suisse Commercial Mortgage Trust Series 2013-IVR3 Class A2
3,368	3.00%, 05/25/2043 ■	3,184
	DBUBS Mortgage Trust
3,061	2.90%, 01/01/2021 ■►	126
	Deutsche Alt-A Securities, Inc. Mortgage
736	0.31%, 08/25/2036 Δ	478
	Fieldstone Mortgage Investment Corp.
141	0.53%, 04/25/2047 Δ	84
	First Horizon Alternative Mortgage Securities
468	2.33%, 04/25/2036 Δ	363
	First Investors Automotive Owner Trust
1,145	0.90%, 10/15/2018 ■	1,140
	GMAC Mortgage Corp. Loan Trust
896	3.68%, 09/19/2035 Δ	851
1,250	3.90%, 04/19/2036 Δ	1,038
	Goldman Sachs Mortgage Securities Corp.
2,360	2.95%, 11/05/2034 ■	2,203
3,725	3.38%, 05/10/2045	3,695
	Goldman Sachs Mortgage Securities Trust
2,613	2.77%, 11/10/2045	2,428
2,250	3.55%, 04/10/2034 ■	2,231
510	5.02%, 11/10/2045 ■Δ	446

1

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.9% - (continued)
	United States - 10.7% - (continued)
	Greenwich Capital Commercial Funding Corp.
$400	5.74%, 12/10/2049	$449
150	6.06%, 07/10/2038 Δ	166
	GSAA Home Equity Trust
337	0.24%, 12/25/2046 Δ	205
1,901	0.26%, 03/25/2047 Δ	1,173
547	0.27%, 02/25/2037 Δ	261
51	0.29%, 03/25/2037 Δ	25
2,544	0.37%, 11/25/2036 Δ	1,218
1,979	0.39%, 03/25/2037 Δ	981
885	0.42%, 04/25/2047 Δ	501
2,359	0.51%, 04/25/2047 Δ	1,349
	GSAMP Trust
3,133	0.29%, 12/25/2046 Δ	1,597
1,604	0.39%, 11/25/2036 Δ	835
	GSR Mortgage Loan Trust
1,992	2.80%, 01/25/2036 Δ	1,632
374	2.87%, 05/25/2047 Δ	288
	Harborview Mortgage Loan Trust
1,162	0.38%, 01/19/2038 Δ	909
747	0.41%, 05/19/2047 Δ	343
292	0.52%, 09/19/2035 Δ	209
	HLSS Servicer Advance Receivables
2,286	1.50%, 01/16/2046 ■	2,268
	HLSS Servicer Advance Receivables Backed Notes
2,300	1.99%, 10/15/2045 ■	2,309
2,000	2.39%, 05/15/2046 ■	1,919
265	3.47%, 01/15/2048 ■	259
3,726	3.96%, 10/15/2045 ■	3,820
	IMPAC Commercial Mortgage Backed Trust
1,127	0.99%, 10/25/2034 Δ	953
	IndyMac Index Mortgage Loan Trust
959	0.47%, 07/25/2035 Δ	757
1,667	0.59%, 07/25/2046 Δ	648
656	2.49%, 08/25/2035 Δ	487
1,230	2.89%, 12/25/2036 Δ	1,023
398	2.92%, 09/25/2036 Δ	311
	JP Morgan Chase Commercial Mortgage Securities Corp.
540	2.75%, 10/15/2045 ■	345
850	2.83%, 10/15/2045	799
2,225	3.91%, 05/05/2030 ■Δ	2,218
2,825	4.17%, 08/15/2046	2,971
1,040	4.83%, 10/15/2045 ■Δ	902
	JP Morgan Mortgage Trust
1,470	2.80%, 05/25/2036 Δ	1,294
3,311	3.50%, 06/25/2043 ■	3,242
383	6.00%, 01/25/2037	320
	LB-UBS Commercial Mortgage Trust
257	5.43%, 02/15/2040	284
	Merrill Lynch Mortgage Investors Trust
889	2.73%, 07/25/2035 Δ	686
	Merrill Lynch Mortgage Trust
100	5.87%, 05/12/2039 Δ	110
	Merrill Lynch/Countrywide Commercial Mortgage Trust
105	6.09%, 06/12/2046 Δ	117
	Morgan Stanley ABS Capital I
840	0.42%, 10/25/2036 Δ	428
	Morgan Stanley Capital I
2,990	3.24%, 03/15/2045	2,926
40	5.16%, 10/12/2052 Δ	43
100	5.42%, 09/15/2047 ■Δ	108
50	5.82%, 06/11/2042 Δ	57
625	6.46%, 01/11/2043 Δ	726
	Morgan Stanley Dean Witter Capital I
746	1.81%, 03/25/2033 Δ	686
	Morgan Stanley Mortgage Loan Trust
4,311	0.36%, 05/25/2036 - 11/25/2036 Δ	2,002
	Morgan Stanley Re-Remic Trust
1,100	5.98%, 08/15/2045 ■Δ	1,231
	Nationstar Agency Advance Funding Trust
250	3.23%, 02/18/2048 ■Δ	251
	NRP Mortgage Trust
3,320	3.25%, 07/25/2043 ■	3,187
	Oaktree Real Estate Investments/Sabal
508	4.00%, 09/25/2044 ■	507
	OBP Depositor LLC Trust
2,100	4.65%, 07/15/2045 ■	2,280
	Octagon Investment Partners
3,200	1.42%, 07/17/2025 ■Δ	3,179
	OHA Intrepid Leveraged Loan Fund Ltd.
3,967	1.20%, 04/20/2021 ■Δ	3,962
	Prestige Automotive Receivables Trust
2,735	1.09%, 02/15/2018 ■	2,730
123	1.23%, 12/15/2015 ■	123
	Race Point CLO Ltd.
2,040	1.52%, 02/20/2025 ■Δ	2,040
	Residential Accredit Loans, Inc.
467	3.04%, 11/25/2037 Δ	228
	RFMSI Trust
1,094	3.22%, 04/25/2037 Δ	915
326	6.00%, 04/25/2037	296
	Santander Consumer USA, Inc.
165	2.32%, 04/15/2015 ■	165
	Sheridan Square CLO
2,435	1.44%, 04/15/2025 ■Δ	2,414
	SMA Issuer LLC
263	3.50%, 08/20/2025 ■	264
	SNAAC Automotive Receivables Trust
1,506	1.14%, 07/16/2018 ■	1,504
	Soundview Home Equity Loan Trust, Inc.
1,750	0.38%, 07/25/2037 Δ	894
309	0.47%, 06/25/2037 Δ	162
	Springleaf Mortgage Loan Trust
761	1.57%, 12/25/2059 ■	757
3,220	1.78%, 12/25/2065 ■	3,188
2,345	2.22%, 10/25/2057 ■	2,359
510	2.66%, 12/25/2059 ■	501
1,725	3.14%, 06/25/2058 ■	1,656
920	3.52%, 12/25/2065 ■	886

2

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.9% - (continued)
		United States - 10.7% - (continued)
		Structured Adjustable Rate Mortgage Loan Trust
	$1,297	0.49%, 09/25/2034 Δ	$1,094
		Structured Asset Mortgage Investments, Inc.
	242	0.41%, 05/25/2046 Δ	122
		TAL Advantage LLC
	1,241	2.83%, 02/22/2038 ■	1,207
		UBS-Barclays Commercial Mortgage Trust
	3,850	3.18%, 03/10/2046 Δ	3,655
		UBS-Barclays Commercial Mortgate Trust
	3,461	3.24%, 04/10/2046	3,307
		VNO Mortgage Trust
	2,350	3.00%, 11/15/2030 ■	2,210
		Wells Fargo Commercial Mortgage Trust
	3,900	2.92%, 10/15/2045	3,688
		Wells Fargo Mortgage Backed Securities Trust
	1,048	2.91%, 12/28/2037 Δ	894
	124	5.16%, 10/25/2035 Δ	120
		WF-RBS Commercial Mortgage Trust
	3,925	2.87%, 11/15/2045	3,682
	3,150	2.88%, 12/15/2045	2,946
	3,100	3.07%, 03/15/2045	2,945
	4,025	3.34%, 06/15/2046	3,883
	1,060	4.32%, 03/15/2045 ■Δ	776
	1,195	4.61%, 12/15/2045 ■Δ	906
	830	4.90%, 06/15/2044 ■	907
	515	5.00%, 06/15/2044 ■	419
			184,488
		Total asset & commercial mortgage backed securities
		(cost $194,642)	$188,872

CORPORATE BONDS - 9.1%
		Australia - 0.0%
		FMG Resources Pty Ltd.
	$240	7.00%, 11/01/2015 ■	$245

		Brazil - 0.1%
		Petrobras Global Finance Co.
	2,485	3.00%, 01/15/2019	2,307

		Canada - 0.4%
		Harvest Operations Corp.
	41	6.88%, 10/01/2017	45
		Kinder Morgan Finance Co.
	290	5.70%, 01/05/2016	313
		National Money Mart Co.
	3,495	10.38%, 12/15/2016	3,713
		Novelis, Inc.
	475	8.75%, 12/15/2020	524
		Quebecor Media, Inc.
	98	7.75%, 03/15/2016	100
		Telesat LLC
	1,300	6.00%, 05/15/2017 ■	1,326
		Videotron Ltee
	18	9.13%, 04/15/2018	19
			6,040
		Denmark - 0.0%
		Danske Bank A/S
	750	7.13%, 09/21/2037 §	761

		France - 0.1%
		BPCE S.A.
EUR	1,250	9.00%, 03/17/2015 ♠Δ	1,759

		Germany - 0.4%
		Deutsche Bank AG
	4,390	4.30%, 05/24/2028	3,986
		Unitymedia Hessen GmbH & Co.
EUR	2,000	9.63%, 12/01/2019 §	2,970
			6,956
		Ireland - 0.2%
		Ardagh Glass Finance
EUR	375	7.13%, 06/15/2017 §	503
		Ardagh Packaging Finance plc
	1,395	4.88%, 11/15/2022 ■	1,356
EUR	850	9.25%, 10/15/2020 §	1,210
		Nara Cable Funding
EUR	700	8.88%, 12/01/2018 §	972
			4,041
		Italy - 0.1%
		Intesa Sanpaolo
EUR	850	9.50%, 10/29/2049	1,185

		Japan - 0.1%
		Softbank Corp.
	1,230	4.50%, 04/15/2020 ■	1,190

		Luxembourg - 0.4%
		Aguila 3 S.A.
	1,455	7.88%, 01/31/2018 ■☼	1,502
		Altice Financing S.A.
	610	9.88%, 12/15/2020 ■	668
		NII International Telecom S.a.r.l.
	1,485	7.88%, 08/15/2019 ■	1,426
	85	11.38%, 08/15/2019 ■	93
		Ontex IV
EUR	625	7.50%, 04/15/2018 §	869
		Ontex IV S.A.
EUR	245	7.50%, 04/15/2018 ■	341
		Trionista Holdco GmbH
EUR	330	5.00%, 04/30/2020 ■	446
		Wind Acquisition Finance S.A.
EUR	1,250	7.38%, 02/15/2018 ■	1,721
			7,066
		Mexico - 0.0%
		Cemex S.A.B. de C.V.
	185	3.75%, 03/15/2018	244

		Netherlands - 0.4%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017	211
		Conti-Gummi Finance B.V.
EUR	50	7.13%, 10/15/2018 §	70
		ING Groep N.V.
EUR	1,645	8.00%, 04/29/2049 §	2,276

3

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.1% - (continued)
		Netherlands - 0.4% - (continued)
		ING US, Inc.
	$455	5.65%, 05/15/2053 ■	$428
		NXP B.V./NXP Funding LLC
	440	3.75%, 06/01/2018 ■	433
		Sensata Technologies B.V.
	550	6.50%, 05/15/2019 ■	588
	300	6.50%, 05/15/2019 §	321
		UPC Holding B.V.
EUR	2,075	8.38%, 08/15/2020 §	3,037
			7,364
		Spain - 0.1%
		Santander Finance Preferred
GBP	700	11.30%, 07/29/2049	1,112

		Sweden - 0.1%
		TVN Finance Corp II AB
EUR	675	10.75%, 11/15/2017 §	961

		Switzerland - 0.0%
		UBS AG Jersey Bank
EUR	15	4.28%, 04/15/2015	20

		United Kingdom - 0.9%
		Bank of Scotland Capital Funding L.P.
GBP	850	6.06%, 05/31/2015 §♠	1,267
		Barclays Bank plc
GBP	550	14.00%, 06/15/2019 ♠	1,117
		British Telecommunications plc
	1,120	1.40%, 12/20/2013 Δ	1,124
		HSBC Holdings plc
EUR	825	0.52%, 09/30/2020 Δ	1,063
	2,620	0.75%, 09/30/2013 ♠Δ	1,572
		Ineos Group Holdings plc
EUR	1,090	6.50%, 08/15/2018 ■	1,425
EUR	758	7.88%, 02/15/2016 §	1,018
		Intelsat Luxembourg S.A.
	215	6.75%, 06/01/2018 ■	225
	1,940	7.75%, 06/01/2021 ■	2,042
		Lloyds Banking Group plc
	2,860	0.57%, 08/29/2013 Δ	1,587
		National Westminster Bank plc
	1,270	0.58%, 01/11/2014 ♠Δ	660
EUR	725	2.37%, 10/29/2049 Δ	680
		Royal Bank of Scotland Group plc
	2,075	9.50%, 03/16/2022 §	2,296
			16,076
		United States - 5.8%
		99 Cents Only Stores
	425	11.00%, 12/15/2019	480
		AbbVie, Inc.
	690	1.75%, 11/06/2017 ■	682
		AES (The) Corp.
	152	7.75%, 10/15/2015	169
	50	8.00%, 10/15/2017	58
		Air Lease Corp.
	365	4.75%, 03/01/2020	361
	346	6.13%, 04/01/2017	363
		Alere, Inc.
	1,095	6.50%, 06/15/2020 ■	1,120
		Ally Financial, Inc.
	550	4.63%, 06/26/2015	568
	185	6.75%, 12/01/2014	196
	35	8.00%, 03/15/2020	41
		AMC Entertainment, Inc.
	686	8.75%, 06/01/2019	743
	734	9.75%, 12/01/2020	837
		American Builders & Contractors Supply Co., Inc.
	220	5.63%, 04/15/2021 ■	219
		American International Group, Inc.
GBP	2,100	5.75%, 03/15/2067	3,013
		American Rock Salt Co. LLC
	10	8.25%, 05/01/2018 ■	10
		AmeriGas Finance LLC
	10	7.00%, 05/20/2022	11
		Antero Resources Finance Corp.
	10	7.25%, 08/01/2019	11
	110	9.38%, 12/01/2017	117
		ARAMARK Corp.
	1,505	5.75%, 03/15/2020 ■	1,565
		Associated Materials LLC
	25	9.13%, 11/01/2017	27
	220	9.13%, 11/01/2017 ■	237
		Audatex North America, Inc.
	501	6.75%, 06/15/2018	535
		Bank of America Corp.
	3,220	4.10%, 07/24/2023	3,222
		BE Aerospace, Inc.
	275	6.88%, 10/01/2020	299
		Biomet, Inc.
	1,210	6.50%, 08/01/2020 - 10/01/2020	1,269
		BioScrip, Inc.
	125	10.25%, 10/01/2015	132
		BOE Intermediate Holdings Corp.
	705	9.00%, 11/01/2017 ■Þ	719
		Building Materials Corp.
	430	6.88%, 08/15/2018 ■	458
		Caesars Entertainment Operating Co., Inc.
	40	8.50%, 02/15/2020	37
		Calpine Corp.
	351	7.25%, 10/15/2017 ■	367
		Case Corp.
	95	7.25%, 01/15/2016	104
		CCO Holdings LLC
	95	5.25%, 09/30/2022	89
	195	7.25%, 10/30/2017	207
	1,300	7.38%, 06/01/2020	1,401
	425	8.13%, 04/30/2020	462
		CDW Escrow Corp.
	3,705	8.50%, 04/01/2019	4,066
		Chesapeake Energy Corp.
	65	2.50%, 05/15/2037 ۞	62
	60	9.50%, 02/15/2015	66
		Cinemark USA, Inc.
	2,665	4.88%, 06/01/2023 ■	2,518

4

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.1% - (continued)
		United States - 5.8% - (continued)
		CIT Group, Inc.
	$30	5.00%, 05/15/2017	$32
	30	5.25%, 04/01/2014 ■	31
	65	5.25%, 03/15/2018	69
		Clean Harbors, Inc.
	640	5.13%, 06/01/2021	653
		CNH Capital LLC
	3,205	3.63%, 04/15/2018 ■	3,149
	205	3.88%, 11/01/2015	211
	230	6.25%, 11/01/2016	251
		Cobalt International Energy, Inc.
	425	2.63%, 12/01/2019 ۞	476
		Community Choice Financial, Inc.
	225	10.75%, 05/01/2019	215
		Community Health Systems, Inc.
	515	5.13%, 08/15/2018	525
	1,930	7.13%, 07/15/2020	1,976
		Constellation Brands, Inc.
	195	4.25%, 05/01/2023	184
		Continental Rubber of America Corp.
	1,445	4.50%, 09/15/2019 ■	1,469
		Credit Acceptance Corp.
	905	9.13%, 02/01/2017	966
		Crown Americas, Inc.
	10	6.25%, 02/01/2021	11
		DaVita, Inc.
	1,120	5.75%, 08/15/2022	1,135
		Deluxe Corp.
	395	7.00%, 03/15/2019	423
		Deutsche Postbank IV
EUR	200	5.98%, 06/29/2049 §Δ	259
		DigitalGlobe, Inc.
	330	5.25%, 02/01/2021 ■	312
		DISH DBS Corp.
	1,735	6.75%, 06/01/2021	1,839
		Easton-Bell Sports, Inc.
	1,375	9.75%, 12/01/2016	1,464
		Emdeon, Inc.
	25	11.00%, 12/31/2019	29
		Endeavour International Corp.
	1,066	12.00%, 03/01/2018	1,090
		EPE Holding/EP Energy Bond
	730	8.13%, 12/15/2017 ■Þ	748
		Equinix, Inc.
	70	4.88%, 04/01/2020	69
		Everest Acquisition LLC
	80	9.38%, 05/01/2020	91
		Exelixis, Inc.
	195	4.25%, 08/15/2019 ۞	202
		Ferrellgas Partners L.P.
	6	6.50%, 05/01/2021	6
	350	9.13%, 10/01/2017	368
		Ferro Corp.
	335	7.88%, 08/15/2018	349
		Freescale Semiconductor, Inc.
	117	10.13%, 03/15/2018 ■	128
		Fresenius Medical Care U.S. Finance II, Inc.
	435	5.63%, 07/31/2019 ■	461
	610	5.88%, 01/31/2022 ■	644
	60	9.00%, 07/15/2015 ■	67
		General Motors Financial Co., Inc.
	245	2.75%, 05/15/2016 ■	244
	125	3.25%, 05/15/2018 ■	122
		Gray Television, Inc.
	1,360	7.50%, 10/01/2020	1,431
		GRD Holding III Corp.
	390	10.75%, 06/01/2019 ■	418
		Greektown Superholdings, Inc.
	425	13.00%, 07/01/2015	447
		Harrah's Operating Co., Inc.
	55	11.25%, 06/01/2017	57
		HCA, Inc.
	286	5.88%, 05/01/2023	289
	120	6.38%, 01/15/2015	127
	220	7.50%, 11/15/2095	199
		Hertz Corp.
	430	7.50%, 10/15/2018	468
		Hertz Global Holdings, Inc.
	50	5.88%, 10/15/2020	53
	35	6.25%, 10/15/2022	37
		Hexion U.S. Finance Corp.
	55	6.63%, 04/15/2020	56
		Hologic, Inc.
	300	2.00%, 03/01/2042 ۞	320
	2,250	6.25%, 08/01/2020	2,382
		International Lease Finance Corp.
	215	5.65%, 06/01/2014	220
	75	6.50%, 09/01/2014 ■	78
	190	8.63%, 09/15/2015	210
		Iron Mountain, Inc.
	30	7.75%, 10/01/2019	33
	610	8.38%, 08/15/2021	661
		Isle of Capri Casinos, Inc.
	850	7.75%, 03/15/2019	889
	255	8.88%, 06/15/2020	268
		J. C. Penney Co., Inc.
	205	5.65%, 06/01/2020	165
	215	6.38%, 10/15/2036	162
	195	7.40%, 04/01/2037	151
		J.M. Huber Corp.
	10	9.88%, 11/01/2019 ■	11
		K Hovnanian Enterprises, Inc.
	176	9.13%, 11/15/2020 ■	193
		KB Home
	235	1.38%, 02/01/2019 ۞	239
	75	7.50%, 09/15/2022	80
	175	8.00%, 03/15/2020	195
		KB Home & Broad Home Corp.
	420	6.25%, 06/15/2015	441
		Ladder Capital Finance Holdings LLC
	450	7.38%, 10/01/2017 ■	465
		Lawson Software, Inc.
	380	9.38%, 04/01/2019	425
		Lennar Corp.
	90	5.60%, 05/31/2015	95
		Level 3 Communications, Inc.
	500	11.88%, 02/01/2019	576
		Level 3 Financing, Inc.
	825	4.21%, 02/15/2015 Δ	825
	700	8.63%, 07/15/2020	770

5

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 9.1% - (continued)
	United States - 5.8% - (continued)
	Lin Television Corp
$2,000	6.38%, 01/15/2021	$2,080
	M/I Homes, Inc.
147	3.00%, 03/01/2018	149
	MarkWest Energy Partners L.P.
13	6.25%, 06/15/2022	14
	Masco Corp.
140	4.80%, 06/15/2015	146
	Mediacom LLC
315	9.13%, 08/15/2019	345
	MetroPCS Wireless, Inc.
110	7.88%, 09/01/2018	119
	Michaels Stores, Inc.
945	7.75%, 11/01/2018	1,024
	MPH International Holding 2
725	8.38%, 08/01/2018 ■	740
	Nationstar Mortgage LLC
305	6.50%, 08/01/2018	308
456	7.88%, 10/01/2020	489
	NBC Universal Enterprise
680	5.25%, 12/19/2049 ■	673
	NCR Corp.
470	4.63%, 02/15/2021	457
	Newmont Mining Corp.
62	1.63%, 07/15/2017 ۞	68
	NII Capital Corp.
260	7.63%, 04/01/2021	209
70	8.88%, 12/15/2019	61
	Nortek, Inc.
550	8.50%, 04/15/2021	595
100	8.50%, 04/15/2021 ■	107
	Nuveen Investments, Inc.
1,400	9.13%, 10/15/2017 ■	1,418
	ON Semiconductor Corp.
620	2.63%, 12/15/2026 ۞	714
	Owens-Brockway Glass Container, Inc.
85	7.38%, 05/15/2016	96
	PC Merger Sub, Inc.
290	8.88%, 08/01/2020 ■	318
	Peabody Energy Corp.
205	7.38%, 11/01/2016	229
	Ply Gem Industries, Inc.
1,410	8.25%, 02/15/2018	1,519
	Provident Funding Associates L.P.
295	6.75%, 06/15/2021 ■	299
	Pulte Homes, Inc.
45	6.38%, 05/15/2033	42
	Radiation Therapy Services, Inc.
70	9.88%, 04/15/2017	49
	Range Resources Corp.
15	6.75%, 08/01/2020	16
	Realogy Corp.
75	7.63%, 01/15/2020 ■	84
	Rosetta Resources, Inc.
85	9.50%, 04/15/2018	92
	Royal Caribbean Cruises Ltd.
630	5.25%, 11/15/2022	635
	RSC Equipment Rental, Inc./RSC Holdings
510	10.25%, 11/15/2019	579
	Savient Pharmaceuticals, Inc.
205	4.75%, 02/01/2018 ۞	39
	SBA Telecommunications, Inc.
170	8.25%, 08/15/2019	184
	Service Corp. International
1,745	5.38%, 01/15/2022 ■	1,756
775	7.00%, 05/15/2019	834
	Sinclair Television Group, Inc.
400	8.38%, 10/15/2018	433
1,645	9.25%, 11/01/2017 ■	1,744
	SLM Corp.
2,060	5.00%, 04/15/2015	2,122
1,075	6.25%, 01/25/2016	1,145
100	8.45%, 06/15/2018	115
	Softbrands, Inc.
475	11.50%, 07/15/2018	547
	Sovereign Capital Trust IV
125	7.91%, 06/13/2036	131
	Spectrum Brands Holdings, Inc.
950	6.38%, 11/15/2020 ■	1,009
940	6.63%, 11/15/2022 ■	1,006
	Speedway Motorsports, Inc.
1,375	6.75%, 02/01/2019	1,451
	Sprint Nextel Corp.
75	7.00%, 03/01/2020 ■	82
75	9.00%, 11/15/2018 ■	89
	Syniverse Holdings, Inc.
2,640	9.13%, 01/15/2019	2,851
	Tempur-Pedic International, Inc.
395	6.88%, 12/15/2020 ■	419
	Tenet Healthcare Corp.
465	9.25%, 02/01/2015	507
	Texas Competitive Electric Co.
925	11.50%, 10/01/2020 ■	694
	TMX Finance LLC
2,280	8.50%, 09/15/2018 ■	2,348
	TransDigm Group, Inc.
50	7.75%, 12/15/2018	53
	TRW Automotive, Inc.
96	8.88%, 12/01/2017 ■	102
	United Rentals North America, Inc.
10	5.75%, 07/15/2018	11
	UR Merger Sub Corp.
775	8.38%, 09/15/2020	854
	Valassis Communications, Inc.
3,290	6.63%, 02/01/2021	3,175
	Warner Chilcott plc
745	7.75%, 09/15/2018	817
	Weekley Homes LLC
50	6.00%, 02/01/2023 ■	50
	Windstream Corp.
410	6.38%, 08/01/2023	389
	Wynn Las Vegas LLC
20	7.75%, 08/15/2020	22
	XM Satellite Radio, Inc.
490	7.63%, 11/01/2018 ■	540

6

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.1% - (continued)
		United States - 5.8% - (continued)
		Yankee Acquisition Corp.
	$695	9.75%, 02/15/2017	$720
			100,458
		Total corporate bonds
		(cost $158,641)	$157,785

FOREIGN GOVERNMENT OBLIGATIONS - 56.3%
		Australia - 4.3%
		Australian Government
AUD	12,000	4.75%, 10/21/2015	$11,322
AUD	29,460	5.25%, 03/15/2019	29,358
AUD	22,710	5.50%, 01/21/2018 - 04/21/2023	22,750
AUD	12,000	6.25%, 04/15/2015	11,489
			74,919
		Brazil - 0.1%
		Brazil (Republic of)
BRL	2,555	10.00%, 01/01/2017	1,099

		Canada - 8.3%
		Canada (Government of)
CAD	13,700	1.00%, 05/01/2015	13,298
CAD	3,140	1.25%, 03/01/2018	2,986
CAD	90,645	1.50%, 08/01/2015 - 06/01/2023	86,140
CAD	42,720	2.25%, 08/01/2014	42,052
			144,476
		Denmark - 6.1%
		Denmark (Kingdom of)
DKK	67,000	2.50%, 11/15/2016	12,767
DKK	88,500	3.00%, 11/15/2021	17,633
DKK	314,890	4.00%, 11/15/2017 - 11/15/2019	64,962
DKK	41,355	7.00%, 11/10/2024	11,324
			106,686
		Finland - 8.3%
		Finland (Republic of)
EUR	10,555	1.63%, 09/15/2022 ■	13,802
EUR	21,840	1.75%, 04/15/2016	30,161
EUR	7,340	3.13%, 09/15/2014 ■	10,094
EUR	24,440	3.50%, 04/15/2021 ■	37,042
EUR	24,580	3.88%, 09/15/2017 ■	36,853
EUR	10,700	4.25%, 07/04/2015 ■	15,344
			143,296
		France - 0.6%
		France (Government of)
EUR	7,965	1.00%, 05/25/2018	10,585

		Germany - 3.9%
		Bundesobligation
EUR	10,000	0.75%, 02/24/2017	13,477
EUR	10,000	1.75%, 10/09/2015	13,765
EUR	6,555	2.25%, 04/10/2015	9,031
		Bundesrepublik Deutschland
EUR	12,560	1.50%, 09/04/2022 - 05/15/2023	16,581
EUR	10,650	2.00%, 01/04/2022	14,838
			67,692
		Italy - 0.2%
		Italy Buoni Poliennali del Tesoro
EUR	2,230	4.50%, 05/01/2023	2,998

		Netherlands - 7.7%
		Netherlands Government
EUR	35,300	0.75%, 04/15/2015	47,400
EUR	16,925	1.25%, 01/15/2018 §	22,892
EUR	13,255	1.75%, 07/15/2023 §	17,155
EUR	10,525	3.25%, 07/15/2021 ■	15,662
EUR	19,900	4.50%, 07/15/2017 ■	30,353
			133,462
		Norway - 7.8%
		Norway (Kingdom of)
NOK	85,365	2.00%, 05/24/2023	13,619
NOK	142,060	3.75%, 05/25/2021	26,245
NOK	173,915	4.25%, 05/19/2017	32,185
NOK	132,625	4.50%, 05/22/2019	25,354
NOK	211,060	5.00%, 05/15/2015	38,015
			135,418
		Portugal - 0.2%
		Obrigacoes do Tesouro
EUR	2,340	5.65%, 02/15/2024 ■	2,895

		Sweden - 8.6%
		Sweden (Kingdom of)
SEK	121,970	1.50%, 11/13/2023	17,553
SEK	114,900	3.00%, 07/12/2016	18,534
SEK	218,645	3.50%, 06/01/2022	37,393
SEK	149,930	3.75%, 08/12/2017	25,128
SEK	147,010	4.25%, 03/12/2019	25,641
SEK	149,205	4.50%, 08/12/2015	24,463
			148,712
		United Kingdom - 0.2%
		United Kingdom Gilt
GBP	2,005	3.25%, 01/22/2044	2,873

		Venezuela - 0.0%
		Venezuela (Republic of)
	575	8.50%, 10/08/2014	578

		Total foreign government obligations
		(cost $984,925)	$975,689

SENIOR FLOATING RATE INTERESTS ♦ - 1.8%
		Australia - 0.0%
		Fortescue Metals Group Ltd.
	$283	5.25%, 10/18/2017	$285

		Denmark - 0.1%
		ISS A/S
	1,180	3.75%, 04/30/2018	1,179

		France - 0.1%
		Alcatel-Lucent
EUR	1,383	7.50%, 01/30/2019	1,861

		Germany - 0.1%
		CeramTec
EUR	440	07/30/2020◊☼	585
		Kabel Deutschland Holding AG
	100	3.25%, 02/01/2019	100
			685

7

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 1.8% - (continued)
		United States - 1.5%
		AMC Entertainment, Inc.
	$878	3.50%, 04/30/2020	$879
		American Builders & Contractors Supply Co.
	1,305	3.50%, 04/16/2020	1,306
		Apex Tool Group LLC
	259	4.50%, 01/31/2020	261
		Arch Coal, Inc.
	1,047	5.75%, 05/16/2018	1,038
		Asurion LLC
	615	07/08/2020 ◊☼	602
	1,146	4.50%, 05/24/2019	1,144
		Bausch & Lomb, Inc.
	134	4.00%, 05/18/2019	133
		Calpine Corp.
	715	4.00%, 10/09/2019	717
		Capital Automotvie L.P.
	494	4.00%, 04/10/2019	497
		Chrysler Group LLC
	98	4.25%, 05/24/2017	100
		Cumulus Media, Inc.
	99	4.50%, 09/17/2018	99
		Epicor Software Corp.
	185	4.50%, 05/16/2018	187
		First Data Corp.
	2,685	4.19%, 09/24/2018	2,678
		First Data Corp., Extended 1st Lien Term Loan
	290	4.19%, 03/23/2018	289
		Fly Leasing Ltd.
	525	4.50%, 08/08/2018	531
		Freescale Semiconductor, Inc.
	1,146	5.00%, 03/01/2020	1,157
		Gardner Denver
EUR	1,345	07/30/2020◊☼	1,789
		Gray Television, Inc.
	178	4.75%, 10/12/2019	180
		Houghton International, Inc.
	194	4.00%, 12/20/2019	194
		Infor US, Inc.
	90	5.25%, 04/05/2018	91
		J.C. Penney Co., Inc.
	730	6.00%, 05/22/2018	734
		Leap Wireless International, Inc.
	995	4.75%, 03/08/2020	1,003
		Light Tower Fiber LLC
	1,105	4.50%, 04/13/2020	1,111
		MGM Resorts International
	527	3.50%, 12/20/2019	528
		Nuveen Investments, Inc.
	1,736	4.19%, 05/13/2017	1,735
		Realogy Corp., Extended 1st Lien Term Loan B
	212	4.50%, 03/05/2020	215
		Sprouts Farmers Markets Holdings LLC
	1,545	4.50%, 04/23/2020	1,553
		Star West Generation LLC
	778	4.25%, 03/13/2020	784
		Syniverse Holdings, Inc.
	198	5.00%, 04/23/2019	199
		TWCC Holding, Corp.
	455	7.00%, 06/26/2020	465
		Walter Investment Management
	1,464	5.75%, 11/28/2017 ☼	1,473
		Weight Watchers International, Inc.
	2,868	3.75%, 04/02/2020	2,877
			26,549
		Total senior floating rate interests
		(cost $30,285)	$30,559

U.S. GOVERNMENT AGENCIES - 0.0%
		United States - 0.0%
		FHLMC
	$1,512	0.58%, 08/25/2016 ►	$59

		Total U.S. government agencies
		(cost $57)	$59

U.S. GOVERNMENT SECURITIES - 12.1%
		United States - 12.1%
		U.S. Treasury Bonds
	$25,205	2.88%, 05/15/2043	$21,692

		U.S. Treasury Notes
	35,000	0.13%, 08/31/2013 - 12/31/2013	35,004
	57,990	0.25%, 08/31/2014 - 05/15/2015 ╦	57,986
	28,000	0.50%, 10/15/2013	28,025
	7,000	0.63%, 04/30/2018	6,777
	44,115	0.75%, 12/31/2017 - 03/31/2018 ‡Θ	43,250
	10,405	1.63%, 08/15/2022	9,686
	7,360	2.00%, 02/15/2022 - 02/15/2023	7,053
			187,781
		Total U.S. government securities
		(cost $211,791)	$209,473

Contracts╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
		Foreign Exchange Contracts - 0.1%
		USD Call/KRW Put
	12,045	Expiration: 05/19/2014	$312
		USD Call/SGD Put
	17,893	Expiration: 07/17/2014	384
	480	Expiration: 05/16/2014	152
			848
		Total call options purchased
		(cost $882)	$848

8

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Contracts╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
		Foreign Exchange Contracts - 0.0%
		EUR Put/USD Call
EUR	1,722	Expiration: 05/02/2014	$180
EUR	9,380	Expiration: 08/01/2013	—
		GBP Put/USD Call
GBP	239	Expiration: 09/17/2013 æ	10
GBP	238	Expiration: 09/24/2013 Є	24
			214
		Total put options purchased
		(cost $478)	$214

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 0.1%
		United States - 0.1%
	7	Citigroup Capital XIII	$190
	61	GMAC Capital Trust I ۞	1,620
	7	Intelsat S.A., 5.75% ۞	411
			2,221
		Total preferred stocks
		(cost $2,146)	$2,221

		Total long-term investments (cost $1,583,847)	$1,565,720

SHORT-TERM INVESTMENTS - 8.7%
	Repurchase Agreements - 5.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $7,038, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $7,179)
$7,038	0.07%, 7/31/2013		$7,038
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $16,576,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%,
2022 - 2043, GNMA 3.00%, 2043, value
	of $16,908)
16,576	0.07%, 7/31/2013		16,576
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $5,968, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $6,087)
5,968	0.09%, 7/31/2013		5,968
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $13,620, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $13,892)
13,620	0.07%, 7/31/2013		13,620
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $21,491, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $21,921)
21,491	0.06%, 7/31/2013		21,491
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $5,134,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%,
	2040 - 2043, value of $5,237)
5,134	0.10%, 7/31/2013		5,134
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $10,600, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $10,812)
10,600	0.06%, 7/31/2013		10,600
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $19,927, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $20,326)
19,927	0.07%, 7/31/2013		19,927
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $48, collateralized by U.S. Treasury Note 2.38%, 2014, value of $49)
48	0.05%, 7/31/2013		48
			100,402
	U.S. Treasury Bills - 2.9%
50,000	0.03%, 11/29/2013 - 12/12/2013 ○		$49,992

	Total short-term investments
	(cost $150,397)		$150,394

	Total investments
	(cost $1,734,244) ▲	99.1%	$1,716,114
	Other assets and liabilities	0.9%	15,891
	Total net assets	100.0%	$1,732,005

9

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $1,734,311 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,819
Unrealized Depreciation	(32,016)
Net Unrealized Depreciation	$(18,197)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $300,045, which represents 17.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $58,837, which represents 3.4% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

æ	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.39 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Є	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.41 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,732 at July 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

10

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $1,644 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $1,180, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/KRW Put (JPM)	Foreign Exchange	1,225.00 KRW	05/19/2014	12,045,000	$219	$267	$48
USD Call/SGD Put	Foreign Exchange	1.40 SGD	07/17/2014	17,893,000	133	139	6
					$352	$406	$54

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
3M Euro Euribor Future	186	03/17/2014	$61,597	$61,639	$42
Australian 10-Year Bond Future	1,034	09/16/2013	112,206	110,417	(1,789)
Australian 3-Year Bond Future	201	09/16/2013	19,787	19,840	53
Canadian Government 10-Year Bond Future	57	09/19/2013	7,445	7,301	(144)
Euro BUXL 30-Year Bond Future	28	09/06/2013	4,858	4,804	(54)
Euro-BOBL Future	1,265	09/06/2013	212,348	211,742	(606)
Euro-Schatz Future	49	09/06/2013	7,202	7,201	(1)
Sterling Future	1	12/17/2014	189	189	–
U.S. Treasury 10-Year Note Future	380	09/19/2013	48,021	48,046	25
U.S. Treasury 2-Year Note Future	400	09/30/2013	88,067	88,125	58
U.S. Treasury CME Ultra Long Term Bond Future	149	09/19/2013	22,152	21,493	(659)
					$(3,075)
Short position contracts:
Euro-BTP Future	265	09/06/2013	$39,071	$39,228	$(157)
Euro-BUND Future	1,548	09/06/2013	294,669	293,195	1,474
Euro-OAT Future	36	09/06/2013	6,417	6,412	5
Japan 10-Year Bond Future	116	09/10/2013	169,539	170,155	(616)
Long Gilt Future	491	09/26/2013	84,071	84,165	(94)
U.S. Treasury 30-Year Bond Future	254	09/19/2013	34,284	34,052	232
U.S. Treasury 5-Year Note Future	1,449	09/30/2013	175,924	175,861	63
					$907
					$(2,168)

* The number of contracts does not omit 000's.

Cash of $12,228 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/30/2013	BNP	$878	$879	$1
AUD	Buy	08/01/2013	JPM	168	167	(1)

11

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/30/2013	UBS	$43,978	$42,750	$(1,228)
AUD	Buy	08/30/2013	WEST	12,820	12,548	(272)
AUD	Sell	08/30/2013	UBS	1,367	1,340	27
AUD	Sell	08/30/2013	WEST	120,094	117,545	2,549
BRL	Buy	08/02/2013	UBS	2,334	2,321	(13)
BRL	Sell	08/02/2013	SCB	2,361	2,321	40
BRL	Sell	09/04/2013	UBS	1,238	1,135	103
CAD	Sell	08/30/2013	BCLY	149,191	149,578	(387)
CAD	Sell	08/01/2013	JPM	27	27	–
CAD	Sell	08/30/2013	UBS	899	900	(1)
CHF	Sell	08/30/2013	CSFB	8,530	8,618	(88)
CLP	Sell	08/30/2013	BNP	896	876	20
CZK	Buy	09/18/2013	DEUT	377	372	(5)
CZK	Sell	08/30/2013	BCLY	67	67	–
CZK	Sell	09/18/2013	JPM	366	372	(6)
DKK	Sell	08/30/2013	BOA	107,025	107,714	(689)
DKK	Sell	12/30/2013	UBS	1,240	1,250	(10)
EUR	Buy	08/30/2013	BCLY	13	13	–
EUR	Buy	08/30/2013	BOA	2,538	2,539	1
EUR	Buy	08/08/2013	JPM	580	582	2
EUR	Buy	08/30/2013	JPM	2,602	2,596	(6)
EUR	Buy	08/01/2013	SSG	1,788	1,793	5
EUR	Buy	08/30/2013	UBS	43,105	43,159	54
EUR	Sell	08/01/2013	BCLY	13	13	–
EUR	Sell	08/30/2013	BCLY	1,461	1,464	(3)
EUR	Sell	08/30/2013	BOA	7,765	7,803	(38)
EUR	Sell	08/30/2013	CBA	76,057	76,485	(428)
EUR	Sell	08/30/2013	CBK	52,099	52,464	(365)
EUR	Sell	08/22/2013	CSFB	24,549	24,889	(340)
EUR	Sell	08/30/2013	DEUT	2,580	2,588	(8)
EUR	Sell	08/01/2013	JPM	43	43	–
EUR	Sell	08/22/2013	JPM	581	583	(2)
EUR	Sell	08/30/2013	JPM	84,195	84,769	(574)
EUR	Sell	08/30/2013	RBC	76,108	76,485	(377)
EUR	Sell	08/30/2013	SSG	1,788	1,793	(5)
EUR	Sell	08/30/2013	UBS	89,092	89,683	(591)
EUR	Sell	08/30/2013	WEST	75,948	76,474	(526)
GBP	Buy	08/30/2013	BOA	2,572	2,578	6
GBP	Buy	08/30/2013	BOA	2,588	2,563	(25)
GBP	Buy	08/30/2013	DEUT	1,293	1,281	(12)
GBP	Buy	08/30/2013	MSC	75,291	74,596	(695)
GBP	Buy	08/30/2013	UBS	1,295	1,282	(13)
GBP	Sell	08/30/2013	BOA	2,525	2,522	3
GBP	Sell	08/01/2013	JPM	300	299	1
GBP	Sell	08/30/2013	MSC	6,253	6,195	58
GBP	Sell	08/22/2013	WEST	3,632	3,655	(23)
HUF	Buy	08/30/2013	DEUT	2,522	2,524	2
HUF	Buy	08/30/2013	JPM	1,261	1,261	–
HUF	Buy	08/30/2013	JPM	2,530	2,520	(10)
HUF	Sell	08/30/2013	JPM	13,219	13,097	122
HUF	Sell	08/30/2013	UBS	1,062	1,056	6
ILS	Buy	09/18/2013	JPM	222	223	1
ILS	Sell	09/18/2013	JPM	219	223	(4)
JPY	Buy	08/01/2013	JPM	–	–	–
JPY	Buy	08/30/2013	NAB	22,137	22,674	537
JPY	Buy	08/30/2013	UBS	1,077	1,100	23

12

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	08/30/2013	JPM	$7,670	$7,702	$(32)
KRW	Sell	08/30/2013	JPM	7,118	7,066	52
MXN	Buy	08/30/2013	BNP	14	14	–
MXN	Buy	08/30/2013	RBC	1,260	1,232	(28)
MXN	Buy	08/30/2013	UBS	1,240	1,248	8
MXN	Sell	08/30/2013	RBC	1,260	1,246	14
NOK	Buy	08/30/2013	JPM	5,178	5,176	(2)
NOK	Buy	08/30/2013	MSC	45,768	45,759	(9)
NOK	Buy	08/30/2013	SSG	30,502	30,518	16
NOK	Sell	08/30/2013	MSC	67,182	67,168	14
NOK	Sell	08/30/2013	SSG	67,132	67,168	(36)
NOK	Sell	08/30/2013	UBS	2,497	2,511	(14)
NZD	Sell	08/30/2013	BOA	1,247	1,241	6
NZD	Sell	08/30/2013	WEST	16,415	16,496	(81)
PLN	Sell	08/30/2013	DEUT	1,293	1,287	6
PLN	Sell	08/30/2013	UBS	1,294	1,287	7
SEK	Buy	08/30/2013	CBK	30,914	30,614	(300)
SEK	Buy	08/30/2013	UBS	30,902	30,614	(288)
SEK	Sell	08/30/2013	CBK	74,856	74,131	725
SEK	Sell	08/30/2013	JPM	5,171	5,128	43
SEK	Sell	08/30/2013	UBS	94,062	93,214	848
SGD	Buy	08/30/2013	JPM	3,864	3,864	–
SGD	Sell	08/30/2013	CBK	8,635	8,619	16
SGD	Sell	08/30/2013	UBS	1,062	1,058	4
TRY	Sell	08/29/2013	BCLY	2,176	2,152	24
TRY	Sell	08/29/2013	CBK	1,286	1,279	7
ZAR	Sell	08/30/2013	CBK	1,252	1,252	–
						$(2,184)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$939	(0.32)%	07/25/45	$530	$263	$(267)
ABX.HE.AAA.06	BCLY	829	(0.18)%	07/25/45	53	23	(30)
ABX.HE.AAA.06	GSC	2,570	(0.18)%	07/25/45	229	70	(159)
ABX.HE.AAA.06	JPM	633	(0.18)%	07/25/45	23	17	(6)
ABX.HE.PENAAA.07	BCLY	2,722	(0.76)%	01/25/38	925	996	71
CMBX.NA.A.1	BOA	1,120	(0.35)%	10/12/52	357	440	83
CMBX.NA.A.1	CBK	705	(0.35)%	10/12/52	303	277	(26)
CMBX.NA.A.1	DEUT	1,520	(0.35)%	10/12/52	685	596	(89)
CMBX.NA.A.1	GSC	365	(0.35)%	10/12/52	165	143	(22)
CMBX.NA.A.1	MSC	865	(0.35)%	10/12/52	358	339	(19)
CMBX.NA.AA.1	CSI	1,560	(0.25)%	10/12/52	338	301	(37)
CMBX.NA.AA.1	DEUT	1,850	(0.25)%	10/12/52	390	357	(33)
CMBX.NA.AA.1	JPM	1,445	(0.25)%	10/12/52	286	279	(7)
CMBX.NA.AA.1	UBS	925	(0.25)%	10/12/52	195	179	(16)
CMBX.NA.AA.2	BOA	2,180	(0.15)%	03/15/49	828	775	(53)
CMBX.NA.AA.2	CSI	635	(0.15)%	03/15/49	222	226	4
CMBX.NA.AA.2	CSI	410	(0.15)%	03/15/49	158	146	(12)
CMBX.NA.AA.2	GSC	545	(0.15)%	03/15/49	190	194	4
CMBX.NA.AA.2	JPM	865	(0.15)%	03/15/49	326	308	(18)
CMBX.NA.AA.2	MSC	550	(0.15)%	03/15/49	193	196	3

13

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.1	DEUT		$470	(0.84)%	10/12/52	$33	$36	$3
CMBX.NA.AJ.1	JPM		430	(0.84)%	10/12/52	30	33	3
CMBX.NA.AJ.1	MSC		825	(0.84)%	10/12/52	58	64	6
CMBX.NA.AJ.4	CSI		15	(0.96)%	02/17/51	4	4	–
CMBX.NA.AJ.4	CSI		1,195	(0.96)%	02/17/51	477	345	(132)
CMBX.NA.AJ.4	MSC		403	(0.96)%	02/17/51	119	116	(3)
CMBX.NA.AM.2	CSI		2,180	(0.50)%	03/15/49	134	127	(7)
CMBX.NA.AM.2	DEUT		2,180	(0.50)%	03/15/49	126	127	1
CMBX.NA.AM.2	GSC		815	(0.50)%	03/15/49	37	47	10
CMBX.NA.AM.2	MSC		1,730	(0.50)%	03/15/49	86	101	15
CMBX.NA.AM.3	CBK		440	(0.50)%	12/13/49	44	41	(3)
CMBX.NA.AM.4	BCLY		970	(0.50)%	02/17/51	160	100	(60)
CMBX.NA.AM.4	CSI		175	(0.50)%	02/17/51	17	18	1
CMBX.NA.AM.4	GSC		5,085	(0.50)%	02/17/51	798	522	(276)
CMBX.NA.AM.4	JPM		790	(0.50)%	02/17/51	179	81	(98)
CMBX.NA.AM.4	MSC		810	(0.50)%	02/17/51	81	83	2
ITRX.CEEMEA.CORP.19	CSI		3,500	(1.00)%	06/20/18	257	261	4
ITRX.SUB.FIN.16	JPM	EUR	155	(5.00)%	12/20/16	2	(18)	(20)
ITRX.XOV.19	DEUT	EUR	2,255	(5.00)%	06/20/18	(80)	(119)	(39)
ITRX.XOV.19	GSC	EUR	3,350	(5.00)%	06/20/18	(118)	(177)	(59)
ITRX.XOV.19	JPM	EUR	3,325	(5.00)%	06/20/18	(123)	(175)	(52)
ITRX.XOV.19	MSC	EUR	2,330	(5.00)%	06/20/18	(84)	(123)	(39)
Total						$8,991	$7,619	$(1,372)
Sell protection:
ABX.HE.AAA.06	CSI		$336	0.11%	05/25/46	$(109)	$(96)	$13
CDX.NA.HY.20	MSC		3,660	5.00%	06/20/18	133	209	76
CMBX.NA.AA.4	CSI		182	1.65%	02/17/51	(104)	(111)	(7)
CMBX.NA.AA.4	CSI		1,954	1.65%	02/17/51	(1,235)	(1,194)	41
CMBX.NA.AA.4	DEUT		62	1.65%	02/17/51	(35)	(38)	(3)
CMBX.NA.AA.4	MSC		38	1.65%	02/17/51	(22)	(24)	(2)
CMBX.NA.AA.4	MSC		2,006	1.65%	02/17/51	(1,282)	(1,226)	56
CMBX.NA.AA.4	UBS		240	1.65%	02/17/51	(149)	(147)	2
CMBX.NA.AAA.6	CSI		17,361	0.50%	05/11/63	(985)	(707)	278
CMBX.NA.AAA.6	CSI		10,975	0.50%	05/11/63	(267)	(447)	(180)
CMBX.NA.AAA.6	DEUT		4,685	0.50%	05/11/63	(114)	(191)	(77)
CMBX.NA.AAA.6	JPM		2,930	0.50%	05/11/63	(96)	(119)	(23)
CMBX.NA.AAA.6	UBS		7,435	0.50%	05/11/63	(188)	(303)	(115)
CMBX.NA.AJ.3	BCLY		770	1.47%	12/13/49	(278)	(217)	61
CMBX.NA.AJ.3	CBK		355	1.47%	12/13/49	(111)	(100)	11
CMBX.NA.AJ.3	CSI		640	1.47%	12/13/49	(178)	(180)	(2)
CMBX.NA.AJ.3	CSI		1,695	1.47%	12/13/49	(531)	(478)	53
CMBX.NA.AJ.3	GSC		125	1.47%	12/13/49	(47)	(35)	12
CMBX.NA.AJ.3	JPM		250	1.47%	12/13/49	(78)	(71)	7
CMBX.NA.AJ.3	MSC		1,855	1.47%	12/13/49	(587)	(523)	64
CMBX.NA.BB.5	GSC		885	5.00%	05/11/63	(47)	(80)	(33)
CMBX.NA.BB.6	CSI		1,520	5.00%	05/11/63	(77)	(138)	(61)
CMBX.NA.BB.6	MSC		1,970	5.00%	05/11/63	(126)	(179)	(53)
CMBX.NA.BB.6	UBS		505	5.00%	05/11/63	13	(46)	(59)
CMBX.NA.BBB-. 6	CSI		3,725	3.00%	05/11/63	(85)	(316)	(231)
PrimeX.ARM. 1	CSI		67	4.42%	06/25/36	–	7	7
PrimeX.ARM. 1	MSC		56	4.42%	06/25/36	–	6	6
PrimeX.ARM.1	CBK		148	4.42%	06/25/36	16	15	(1)
PrimeX.ARM.1	CSI		385	4.42%	06/25/36	34	39	5

14

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
PrimeX.ARM.1	MSC		$221	4.42%	06/25/36	$7	$22	$15
PrimeX.ARM.1	MSC		210	4.42%	06/25/36	22	21	(1)
PrimeX.ARM.2	BCLY		422	4.58%	12/25/37	17	12	(5)
PrimeX.ARM.2	BCLY		1,242	4.58%	12/25/37	(17)	35	52
PrimeX.ARM.2	CBK		336	4.58%	12/25/37	(61)	9	70
PrimeX.ARM.2	CSI		62	4.58%	12/25/37	(8)	2	10
PrimeX.ARM.2	JPM		32	4.58%	12/25/37	(4)	1	5
PrimeX.ARM.2	MSC		963	4.58%	12/25/37	32	27	(5)
PrimeX.ARM.2	MSC		790	4.58%	12/25/37	(67)	22	89
Total						$(6,614)	$(6,539)	$75
Total traded indices						$2,377	$1,080	$(1,297)
Credit default swaps on single-name issues:
Buy protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	(1.00)% / 1.58%	09/20/18	$106	$99	$(7)
Avis Budget Group, Inc.	BOA		75	(5.00)% / 2.08%	03/20/17	3	(8)	(11)
Commonwealth Bank of Australia	DEUT		3,450	(1.00)% / 1.59%	09/20/18	107	100	(7)
Domtar Corp.	GSC		55	(1.00)% / 1.31%	12/20/16	3	1	(2)
Frontier Communications	BOA		625	(5.00)% / 3.28%	09/20/17	18	(42)	(60)
National Australia Bank	DEUT		3,450	(1.00)% / 1.57%	09/20/18	106	97	(9)
Peugeot S.A.	CBK	EUR	70	(1.00)% / 4.47%	12/20/16	18	10	(8)
Rite Aid Corp.	GSC		40	(5.00)% / 2.44%	03/20/17	5	(4)	(9)
Rite Aid Corp.	GSC		105	(5.00)% / 2.64%	06/20/17	9	(9)	(18)
Time Warner Cable, Inc.	BCLY		1,050	(1.00)% / 1.93%	06/20/18	(5)	45	50
Time Warner Cable, Inc.	GSC		835	(1.00)% / 1.93%	06/20/18	(4)	36	40
Time Warner Cable, Inc.	JPM		1,085	(1.00)% / 1.93%	06/20/18	(5)	47	52
Westpac Banking Corp.	DEUT		3,450	(1.00)% / 1.56%	09/20/18	107	96	(11)
Total						$468	$468	$-
Sell protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	1.00% / 1.10%	09/20/18	$(25)	$(18)	$7
Commonwealth Bank of Australia	DEUT		3,450	1.00% / 1.10%	09/20/18	(24)	(17)	7
National Australia Bank	DEUT		3,450	1.00% / 1.11%	09/20/18	(25)	(18)	7
Westpac Banking Corp.	DEUT		3,450	1.00% / 1.11%	09/20/18	(25)	(19)	6
Total						$(99)	$(72)	$27
Total single name issues						$369	$396	$27
						$2,746	$1,476	$(1,270)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

15

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.88% Fixed	6M GBP LIBOR	GBP	2,740	11/08/22	$–	$177	$177
BOA	2.65% Fixed	6M JPY LIBOR	JPY	438,880	03/08/43	–	–	–
CSI	0.82% Fixed	6M JPY LIBOR	JPY	494,415	02/18/23	–	57	57
DEUT	0.50% Fixed	3M LIBOR		109,175	06/19/15	(71)	(98)	(27)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	494,410	02/18/23	–	59	59
DEUT	2.96% Fixed	KRW CD KSDA	KRW	10,059,610	09/23/16	–	5	5
DEUT	6M EURIBOR	1.03% Fixed	EUR	9,740	09/18/18	–	(135)	(135)
MSC	2.59% Fixed	6M JPY LIBOR	JPY	551,940	03/22/43	–	37	37
						$(71)	$102	$173

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

16

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.CEEMEA. CORP	Markit iTraxx - Central and Eastern Europe, Middle East and Africa Corporate
ITRX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	61.3%
Aa / AA	1.0
A	1.0
Baa / BBB	1.5
Ba / BB	3.4
B	5.2
Caa / CCC or Lower	3.2
Unrated	1.4
U.S. Government Agencies and Securities	15.0
Non-Debt Securities and Other Short-Term Instruments	6.0
Other Assets & Liabilities	0.9
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

17

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$188,872	$–	$152,958	$35,914
Call Options Purchased	848	–	848	–
Corporate Bonds	157,785	–	157,240	545
Foreign Government Obligations	975,689	–	975,689	–
Preferred Stocks	2,221	2,221	–	–
Put Options Purchased	214	–	214	–
Senior Floating Rate Interests	30,559	–	30,559	–
U.S. Government Agencies	59	–	59	–
U.S. Government Securities	209,473	21,692	187,781	–
Short-Term Investments	150,394	–	150,394	–
Total	$1,716,114	$23,913	$1,655,742	$36,459
Credit Default Swaps *	1,312	–	1,312	–
Foreign Currency Contracts *	5,351	–	5,351	–
Futures *	1,952	1,952	–	–
Interest Rate Swaps *	335	–	335	–
Written Options *	54	–	54	–
Total	$9,004	$1,952	$7,052	$–
Liabilities:
Credit Default Swaps *	2,582	–	2,582	–
Foreign Currency Contracts *	7,535	–	7,535	–
Futures *	4,120	4,120	–	–
Interest Rate Swaps *	162	–	162	–
Total	$14,399	$4,120	$10,279	$–

♦	For the nine-month period ended July 31, 2013, investments valued at $10,911 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

18

The Hartford World Bond Fund

Schedule of Investments ― (continued)

July 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$4,847	$368	$(445	)†	$256	$34,546	$(3,144)	$—	$(514)	$35,914
Corporate Bonds		—	—	‡	—	545	—	—	—	545
Total	$4,847	$368	$(445)		$256	$35,091	$(3,144)	$—	$(514)	$36,459

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(323).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was zero.

19

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Date: September 16, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller